UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09195

SA FUNDS – INVESTMENT TRUST

(Exact name of registrant as specified in charter)

10 Almaden Blvd., 15th Floor, San Jose, CA 95113

(Address of principal executive offices) (zip code)

Salvatore Papa, Esq. Chief Compliance Officer SA Funds – Investment Trust 10 Almaden Blvd., 15th Floor, San Jose, CA 95113 (Name and Address of Agent for Service)

Copies to:

Brian F. Link, Esq. Vice President and Managing Counsel State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, Massachusetts 02111	Mark D. Perlow, Esq. Counsel to the Trust Dechert LLP One Bush Street, Suite 1600 San Francisco, California 94104-4446

Registrant’s telephone number, including area code: (844) 366-0905

Date of fiscal year end: June 30
Date of reporting period: June 30, 2019

Item 1. Report to Shareholders.

ANNUAL REPORT June 30, 2019

Any information in this shareholder report regarding market or economic trends or the factors influencing the performance of SA Funds – Investment Trust (the “Trust”) are statements of the opinion of Trust management as of the date of this report. Any such opinion is subject to change at any time based upon market or other conditions and we disclaim responsibility to update such opinions. These statements should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that stated investment objectives will be achieved.

SA U.S. Fixed Income Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA U.S. Fixed Income Fund’s goal is to achieve a generally stable return consistent with preservation of capital. BAM Advisor Services LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisor LP (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by investing primarily in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, dollar-denominated obligations of foreign issuers issued in the United States, bank obligations, including those of U.S. banks and savings and loan associations and dollar denominated obligations of U.S. subsidiaries and branches of foreign banks, corporate debt obligations, commercial paper, obligations of supranational organizations and repurchase agreements. Generally, the Fund acquires obligations that mature within three years from the date of settlement.

For the fiscal year ended June 30, 2019, the Fund’s Investor Class and Select Class had a net return of 2.58% and 2.83%, respectively, compared to a return of 4.29% for the Fund’s benchmark index, the ICE BofA Merrill Lynch 1-3 Year U.S. Corporate/ Government Bond Index. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. Before deducting operating expenses, the Fund’s portfolio underperformed relative to the benchmark index for the fiscal year primarily due to the Fund’s maturity allocation choices. In the shorter-maturity portion of the U.S. yield curve (0 to 3 years), the strongest market returns occurred in the 2-3 year maturity segment, where the Fund had a much lower allocation than the benchmark. In addition, the weakest market returns occurred in the 0-1 year maturity segment of the yield curve, where the Fund has a significant allocation but the benchmark has no holdings. When these two effects are combined with the application of the share classes’ net operating expenses for the year, the performance of the Fund’s Investor Class and Select Class, relative to the benchmark for the fiscal year was -1.71% and -1.46%, respectively.

SA U.S. Fixed Income Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Fixed
Income Fund - Investor Class vs. the ICE BofA Merrill Lynch 1-3 Year U.S.
Corporate/Government Bond Index from June 30, 2009 through June 30, 2019

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Hypothetical illustration of $10,000 invested in Investor Class shares on July 1, 2009, including the reinvestment of income dividends and other distributions, through June 30, 2019. The performance of the Fund’s Select Class shares may be greater than the Investor Class shares’ performance indicated on this chart due to the lower fees on the Select Class shares.

The ICE BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index is a subset of the BofA Merrill Lynch Corporate/Government Index and includes investment grade debt securities with a remaining term to final maturity of less than 3 years. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2019

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA U.S. Fixed Income Fund – Investor Class	1.17%	(a)	2.58%	0.72%	0.62%
SA U.S. Fixed Income Fund – Select Class	1.58%	(b)	2.83%	N/A	N/A

(a)	From commencement of class operations on April 2, 2007.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2018 of Investor Class and Select Class were 0.64% and 0.43%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA Global Fixed Income Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA Global Fixed Income Fund’s goal is to maximize total return available from a universe of higher-quality fixed income investments maturing in five years or less from the date of settlement while targeting the duration of the FTSE World Government Bond 1-5 Year Currency Hedged U.S. Dollar Index, the Fund’s benchmark index. BAM Advisor Services LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisor LP (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by investing primarily in obligations issued or guaranteed by the U.S. and foreign governments of developed countries or their agencies or instrumentalities; obligations of supranational organizations, and obligations of other U.S. and foreign issuers including corporate debt obligations; commercial paper; bank obligations; and repurchase agreements. The Fund attempts to maximize its total return by allocating assets among countries depending on prevailing interest rates while targeting the duration of the Fund’s benchmark index. Securities in which the Fund invests may be denominated in currencies other than U.S. dollars. The Fund may also enter into forward foreign currency exchange contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Fund may also lend its portfolio securities.

For the fiscal year ended June 30, 2019, the Fund’s Investor Class and Select Class had a net return of 3.90% and 4.12%, respectively, compared to a return of 4.44% for the Fund’s benchmark index, the FTSE World Government Bond 1-5 Year Currency Hedged U.S. Dollar Index. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund’s Investor Class’s underperformance relative to the benchmark across the fiscal year was primarily the result of the deduction of the Fund’s net operating expenses during the year. Prior to the deduction of the net operating expenses, the Fund outperformed the benchmark modestly, due to a smaller allocation to the global bond market’s weakest maturity segment (the 1-2 year maturity segment). After the deduction of the share classes’ net operating expenses for the year, however, the Fund’s Investor Class and Select Class underperformed relative to the benchmark by -0.54% and -0.32%, respectively.

SA Global Fixed Income Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

Comparison of Change in Value of a $10,000 Investment in the SA Global Fixed
Income Fund - Investor Class vs. the FTSE World Government Bond 1-5 Year
Currency Hedged U.S. Dollar Index from June 30, 2009 through June 30, 2019

____________________

Hypothetical illustration of $10,000 invested in Investor Class shares on July 1, 2009, including the reinvestment of income dividends and other distributions, through June 30, 2019. The performance of the Fund’s Select Class shares may be greater than the Investor Class shares’ performance indicated on this chart due to the lower fees on the Select Class shares.

The FTSE World Government Bond 1-5 Year Currency Hedged U.S. Dollar Index is a comprehensive measure of the total return performance of the government bond markets of more than 20 countries with maturities ranging from one to five years. It is hedged to the U.S. dollar. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2019

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA Global Fixed Income Fund – Investor Class	2.88%	(a)	3.90%	1.37%	1.74%
SA Global Fixed Income Fund – Select Class	2.18%	(b)	4.12%	N/A	N/A

(a)	From commencement of class operations on July 29, 1999.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2018 of Investor Class and Select Class were 0.73% and 0.52%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA U.S. Core Market Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA U.S. Core Market Fund’s goal is to achieve long-term capital appreciation. BAM Advisor Services LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisor LP (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of U.S. companies traded on a principal U.S. exchange or on the over-the-counter market in the United States. Currently the Sub-Adviser has narrowed the universe of eligible securities to those of companies whose market capitalizations generally are either in the highest 96% of total market capitalization, or companies whose market capitalizations are larger than the 1,500th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also invest up to 5% of its total assets in the U.S. Micro Cap Portfolio, a portfolio of DFA Investment Dimensions Group, Inc., a separate registered investment company, to gain more efficient and cost effective exposure to securities whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also lend its portfolio securities.

For the fiscal year ended June 30, 2019, the Fund’s Investor Class and Select Class had a net return of 9.30% and 9.51%, respectively, compared to a return of 8.98% for the Fund’s benchmark index, the Russell 3000 Index. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. Across the fiscal year the Fund held a larger position than did the benchmark in stocks of companies with higher levels of operating profitability while also holding a smaller position than the benchmark in stocks of companies with lower levels of operating profitability. This strategy was successful during the fiscal year in helping the Fund’s Investor Class outperform its benchmark due to the fact that during the fiscal year the stocks of companies with higher profitability (in which the Fund had a strong position) performed better than the stocks of companies with lower profitability (stocks which the Fund sought to avoid). After deducting the share classes’ net operating expenses for the year, the overall performance of the Fund’s Investor Class and Select Class, relative to its benchmark, was +0.32% and +0.53%, respectively.

SA U.S. Core Market Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Core Market Fund -
Investor Class vs. the Russell 3000 Index from June 30, 2009 through June 30, 2019

____________________

Hypothetical illustration of $10,000 invested in Investor Class shares on July 1, 2009, including the reinvestment of income dividends and other distributions, through June 30, 2019. The performance of the Fund’s Select Class shares may be greater than the Investor Class shares’ performance indicated on this chart due to the lower fees on the Select Class shares.

The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2019

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA U.S. Core Market Fund – Investor Class	6.31%	(a)	9.30%	9.94%	14.03%
SA U.S. Core Market Fund – Select Class	12.76%	(b)	9.51%	N/A	N/A

(a)	From commencement of class operations on August 5, 1999.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2018 of Investor Class and Select Class were 0.90% and 0.68%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA U.S. Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA U.S. Value Fund’s goal is to achieve long-term capital appreciation. BAM Advisor Services LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisor LP (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of large and mid-cap U.S. companies traded on a principal U.S. exchange or on the over-the-counter market in the United States that the Sub-Adviser believes are “value” stocks at the time of investment. The Sub-Adviser considers value stocks primarily to be those of companies with high book values (values that are derived from a company’s balance sheet) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock). Currently the Sub-Adviser considers large and mid-capitalization companies to be companies whose market capitalizations generally are either in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also lend its portfolio securities.

For the fiscal year ended June 30, 2019, the Fund’s Investor Class and Select Class had a net return of 2.43% and 2.63%, respectively, compared to a return of 8.46% for the Fund’s benchmark index, the Russell 1000 Value Index. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. Across the fiscal year the Fund maintained a larger position than that of the benchmark in the stocks of companies whose ratio of price-to-book-value was either below average or well below average in the marketplace (known as “value stocks”). The Fund also avoided investments in the stocks of companies whose ratio of price-to-book-value was above average in the marketplace (known as “growth stocks”). However, during the fiscal year, value stocks performed poorly relative to growth stocks, both in the marketplace and in the Fund. Due to the Fund’s positioning in favor of the weaker performing value stocks while avoiding the stronger performing growth stocks found in the benchmark, the Fund’s Investor Class and Select Class underperformed relative to the benchmark during the fiscal year by -6.03% and -5.83%, respectively, after deducting the share classes’ net operating expenses for the year.

SA U.S. Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Value
Fund - Investor Class vs. the Russell 1000 Value Index from June 30, 2009 through June 30, 2019

____________________

Hypothetical illustration of $10,000 invested in Investor Class shares on July 1, 2009, including the reinvestment of income dividends and other distributions, through June 30, 2019. The performance of the Fund’s Select Class shares may be greater than the Investor Class shares’ performance indicated on this chart due to the lower fees on the Select Class shares.

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Russell 1000 Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The Index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2019

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA U.S. Value Fund – Investor Class	6.04%	(a)	2.43%	6.50%	13.59%
SA U.S. Value Fund – Select Class	5.89%	(b)	2.63%	N/A	N/A

(a)	From commencement of class operations on August 5, 1999.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratio for fiscal year 2018 of Investor Class and Select Class were 0.95% and 0.74%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA U.S. Small Company Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA U.S. Small Company Fund’s goal is to achieve long-term capital appreciation. BAM Advisor Services LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisor LP (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of small capitalization companies traded on a principal U.S. exchange or on the over-the-counter market in the United States. Currently the Sub-Adviser considers small capitalization companies to be companies whose market capitalizations generally are either in the lowest 12.5% of total market capitalization, or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also lend its portfolio securities.

For the fiscal year ended June 30, 2019, the Fund’s Investor Class and Select Class had a net return of -3.94% and -3.73%, respectively, compared to a return of -3.31% for the Fund’s benchmark index, the Russell 2000 Index. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund’s Investor Class’s underperformance relative to the benchmark index over the fiscal year was primarily the result of the deduction of net operating expenses in the Fund across the fiscal year. Exclusive of the deduction of net operating expenses, the Fund’s gross return was higher than that of the benchmark – primarily due to the Fund’s selection of better-performing stocks from among those in the smallest capitalization segments of the benchmark. After the deduction of the share classes’ net operating expenses for the year, the Investor Class and Select Class underperformed relative to the benchmark during the fiscal year by -0.63% and -0.42%, respectively.

SA U.S. Small Company Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Small Company Fund -
Investor Class vs. the Russell 2000 Index from June 30, 2009 through June 30, 2019

____________________

Hypothetical illustration of $10,000 invested in Investor Class shares on July 1, 2009, including the reinvestment of income dividends and other distributions, through June 30, 2019. The performance of the Fund’s Select Class shares may be greater than the Investor Class shares’ performance indicated on this chart due to the lower fees on the Select Class shares.

The Russell 2000 Index measures the performance of the small capitalization segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 2000 of the smallest securities based on a combination of their market capitalization and current membership in the Russell 3000 Index. The Index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2019

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA U.S. Small Company Fund – Investor Class	8.47%	(a)	-3.94%	5.75%	13.36%
SA U.S. Small Company Fund – Select Class	4.80%	(b)	-3.73%	N/A	N/A

(a)	From commencement of class operations on August 5, 1999.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2018 of Investor Class and Select Class were 1.15% and 0.93%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA International Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA International Value Fund’s goal is to achieve long-term capital appreciation. BAM Advisor Services LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisor LP (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of large- and mid-cap non-U.S. companies that the Sub-Adviser believes are “value” stocks at the time of investment. The Fund’s Sub-Adviser considers value stocks primarily to be those of companies with high book values (values that are derived from a company’s balance sheet) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock). The Fund invests in companies in countries with developed markets designated by the Sub-Adviser as approved markets. Under normal market conditions, the Fund invests in companies organized or having a majority of their operating income from sources in at least three non-U.S. countries. The Fund may also lend its portfolio securities.

For the fiscal year ended June 30, 2019, the Fund’s Investor Class and Select Class had a net return of -5.88% and -5.66%, respectively, compared to a return of -1.80% for the Fund’s benchmark index, the MSCI World Ex. U.S. Value Index (net div.). The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The underperformance of the Fund’s Investor Class relative to the benchmark index by -4.08% during the fiscal year was largely due to the Fund’s selection of stocks with lower ratios of price-to-value than those generally found in the benchmark. Such stocks chosen for the Fund tended to underperform those found in the benchmark during the fiscal year and hence the Fund’s focus on holding those stocks led to underperformance relative to the benchmark for the Investor Class and the Select Class, after deducting the share classes’ net operating expenses for the year, of -4.08% and -3.86%, respectively.

SA International Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

Comparison of Change in Value of a $10,000 Investment in the SA International
Value Fund - Investor Class vs. the MSCI World Ex. U.S. Value Index (net div.)
from June 30, 2009 through June 30, 2019

____________________

Hypothetical illustration of $10,000 invested in Investor Class shares on July 1, 2009, including the reinvestment of income dividends and other distributions, through June 30, 2019. The performance of the Fund’s Select Class shares may be greater than the Investor Class shares’ performance indicated on this chart due to the lower fees on the Select Class shares.

The MSCI World Ex. U.S. Value Index (net div.) is composed of companies within the MSCI World Ex. U.S. Index having characteristics such as low market-to-book value ratios. The MSCI World Ex. U.S. Index is an index of securities listed on the stock exchanges of 22 of 23 developed market countries (excluding the United States), covering approximately 85% of the equity market capitalization of those countries. The Index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. The Index reflects the impact of any withholding taxes applied to foreign investors in any of the component countries. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2019

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA International Value Fund – Investor Class	4.04%	(a)	-5.88%	-0.23%	5.03%
SA International Value Fund – Select Class	1.02%	(b)	-5.66%	N/A	N/A

(a)	From commencement of class operations on August 5, 1999.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2018 of Investor Class and Select Class were 1.10% and 0.90%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA International Small Company Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA International Small Company Fund’s goal is to achieve long-term capital appreciation. BAM Advisor Services LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisor LP (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by investing substantially all its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the “DFA Portfolio”), a separate registered investment company with the same investment objective and investment policies as the Fund. The DFA Portfolio invests substantially all of its assets in the following series of The DFA Investment Trust Company: The Japanese Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Asia Pacific Small Company Series and The Canadian Small Company Series (each a “Series”). Each Series invests in small companies using a market capitalization weighted approach in each country or region designated by the Fund’s Sub-Adviser as an approved market for investments. The DFA Portfolio may also have some exposure to small capitalization equity securities associated with other countries or regions but does not invest in emerging market countries. Each Series may also lend its portfolio securities.

For the fiscal year ended June 30, 2019, the Fund’s Investor Class and Select Class had a net return of -8.05% and -7.81%, respectively, compared to a return of -6.17% for the Fund’s benchmark index, the MSCI World Ex. U.S. Small Cap Index (net div.). The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund’s underperformance relative to its benchmark index of -1.88% was primarily the result of the Fund’s decision to not invest in Real Estate Investment Trusts (REITs) in the international small capitalization markets. While most stocks in the benchmark were lower over the fiscal year, REITs were notably strong, experiencing double-digit returns across the fiscal year. The Fund’s decision not to invest in that sector was the primary driver of the Fund’s Investor Class and Share Class underperformance relative to the benchmark of -1.88% and -1.64%, respectively, after deducting the share classes’ net operating expenses for the year.

SA International Small Company Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

Comparison of Change in Value of a $10,000 Investment in the SA International Small
Company Fund - Investor Class vs. the MSCI World Ex. U.S. Small Cap Index (net div.)
from June 30, 2009 through June 30, 2019

____________________

Hypothetical illustration of $10,000 invested in Investor Class shares on July 1, 2009, including the reinvestment of income dividends and other distributions, through June 30, 2019. The performance of the Fund’s Select Class shares may be greater than the Investor Class shares’ performance indicated on this chart due to the lower fees on the Select Class shares.

The MSCI World Ex. U.S. Small Cap Index (net div.) is a market capitalization weighted index designed to measure equity performance in 22 of 23 developed market countries (excluding the United States), covering approximately 14% of the market capitalization of those countries, and is composed of stocks which are categorized as small capitalization stocks. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. The Index reflects the impact of any withholding taxes applied to foreign investors in any of the component countries. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2019

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA International Small Company Fund – Investor Class	6.82%	(a)	-8.05%	2.01%	7.94%
SA International Small Company Fund – Select Class	0.24%	(b)	-7.81%	N/A	N/A

(a)	From commencement of class operations on August 5, 1999.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2018 of Investor Class and Select Class were 1.27% and 0.98%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA Emerging Markets Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA Emerging Markets Value Fund’s goal is to achieve long-term capital appreciation. BAM Advisor Services LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisor LP (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by generally investing in a broad and diverse group of equity securities of companies in emerging markets, which may include frontier markets. The Fund intends to purchase securities of companies with small, medium and large market capitalizations in their respective markets that the Sub-Adviser considers to be “value” stocks at the time of investment. The Sub-Adviser considers value stocks primarily to be those of companies with high book values (values that are derived from a company’s balance sheet) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock).

For the fiscal year ended June 30, 2019, the Fund’s Investor Class and Select Class had a net return of 0.97% and 1.10%, respectively, compared to a return of 5.04% for the Fund’s benchmark index, the MSCI Emerging Markets Value Index (net div.). The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund’s Investor Class’s underperformance relative to its benchmark index of -4.07% over the fiscal year was largely due to the Fund’s selection of stocks with lower ratios of price-to-value than those generally found in the benchmark. Such stocks chosen for the Fund tended to underperform those found in the benchmark during the fiscal year and hence the Fund’s focus on holding those stocks led to underperformance relative to the benchmark, for the Investor Class and Select Class, after deducting of the share classes’ net operating expenses for the year, of -4.07% and -3.94%, respectively.

SA Emerging Markets Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

Comparison of Change in Value of a $10,000 Investment in the SA Emerging Markets Value Fund -
Investor Class vs. the MSCI Emerging Markets Value Index (net div.) from June 30, 2009 through June 30, 2019

____________________

Hypothetical illustration of $10,000 invested in Investor Class shares on July 1, 2009, including the reinvestment of income dividends and other distributions, through June 30, 2019. The performance of the Fund’s Select Class shares may be greater than the Investor Class shares’ performance indicated on this chart due to the lower fees on the Select Class shares.

The MSCI Emerging Markets Value Index (net div.) is comprised of companies within the MSCI Emerging Markets Index having value characteristics, such as low book-to-market ratios. The Index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. The Index reflects the impact of any withholding taxes applied to foreign investors in any of the component countries. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2019

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA Emerging Markets Value Fund – Investor Class	1.78%	(a)	0.97%	0.13%	4.02%
SA Emerging Markets Value Fund – Select Class	2.98%	(b)	1.10%	N/A	N/A

(a)	From commencement of class operations on April 2, 2007.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2018 of Investor Class and Select Class were 1.35% and 1.15%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA Real Estate Securities Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA Real Estate Securities Fund’s goal is to achieve long-term capital appreciation. BAM Advisor Services LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisor LP (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by generally investing in readily marketable equity securities of companies, the principal activities of which include development, ownership, management, construction or sale of residential, commercial or industrial real estate. Investments include, principally, equity securities of companies in the following sectors of the real estate industry: certain real estate investment trusts (“REITs”), companies engaged in residential construction and firms, excluding partnerships, the principal business of which is to develop commercial property. The Fund will make equity investments only in securities traded in the U.S. securities markets.

For the fiscal year ended June 30, 2019, the Fund’s Investor Class and Select Class had a net return of 13.32% and 13.54%, respectively, compared to a return of 9.75% for the Fund’s benchmark index, the Dow Jones U.S. Select REIT Index. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund’s Investor Class and Select Class outperformed the benchmark index, after deducting the share classes’ net operating expenses for the year, by 3.57% and 3.79%, respectively, due primarily to the Fund’s investment in specialty REIT stocks not found in the benchmark, most notably cell tower REITs and triple net lease REITs.

SA Real Estate Securities Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

Comparison of Change in Value of a $10,000 Investment in the SA Real Estate Securities Fund -
Investor Class vs. the Dow Jones U.S. Select REIT Index from June 30, 2009 through June 30, 2019

____________________

Hypothetical illustration of $10,000 invested in Investor Class shares on July 1, 2009, including the reinvestment of income dividends and other distributions, through June 30, 2019. The performance of the Fund’s Select Class shares may be greater than the Investor Class shares’ performance indicated on this chart due to the lower fees on the Select Class shares.

The Dow Jones U.S. Select REIT Index is a float-adjusted market capitalization weighted index designed to measure the performance of publicly traded real estate companies that have a minimum total market capitalization of at least $200 million, at least 75% of total revenues of which are derived from ownership and operation of real estate assets, and the liquidity of company stock commensurate with that of other institutionally held real estate securities. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2019

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA Real Estate Securities Fund – Investor Class	4.29%	(a)	13.32%	7.64%	14.86%
SA Real Estate Securities Fund – Select Class	7.67%	(b)	13.54%	N/A	N/A

(a)	From commencement of class operations on April 2, 2007.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2018 of Investor Class and Select Class were 0.95% and 0.75%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA Worldwide Moderate Growth Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA Worldwide Moderate Growth Fund’s goal is to achieve long-term capital appreciation and current income with a greater emphasis on long-term capital appreciation. BAM Advisor Services LLC (the “Adviser”) serves as the Fund’s investment adviser. The Fund pursues its goal by investing in other mutual funds (“Underlying SA Funds”) managed by the Adviser comprising various asset categories and strategies. Under normal market conditions, the Fund currently expects that it will invest approximately 75% of its assets in equity investments and approximately 25% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds in which the Fund invests. Actual allocations to fixed income investments or equity investments can deviate by up to 10%.

For the fiscal year ended June 30, 2019, the Fund had a net return of 2.53%, compared to a return of 4.79% for the Fund’s benchmark index, the Worldwide Moderate Growth Composite Index. Since the Fund invests only in Underlying SA Funds, the performance of the Fund across the fiscal year was primarily the result of the performance of its Underlying SA Funds. Most notably, the SA International Small Company Fund, the SA International Value Fund and the SA US Small Company Fund most underperformed the equity portion of the Fund’s benchmark index, significantly contributing to the Fund’s –2.26% underperformance for the fiscal year relative to its benchmark index.

Comparison of Change in Value of a $10,000 Investment in the SA Worldwide
Moderate Growth Fund vs. the Benchmark since Commencement of Fund
Operations through June 30, 2019

SA Worldwide Moderate Growth Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

The MSCI ACWI Investable Market Index (IMI) (net div.) captures large, mid and small cap representation across 23 Developed Markets and 24 Emerging Markets countries. With more than 8,000 constituent securities, the index is comprehensive, covering approximately 99% of the global equity investment opportunity set. The BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index tracks the performance of U.S. dollar-denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities with a remaining term to final maturity less than 3 years. The Worldwide Moderate Growth Composite Index is a weighted blend of the following indexes: 75% MSCI ACWI IMI (net div.) and 25% ICE BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index. The Worldwide Moderate Growth Composite Index is rebalanced on an annual basis in January of each year. Investors cannot invest directly in an index. Indexes are unmanaged and reflect reinvested dividends and/or distributions, but do not reflect sales charges, commissions, expenses or taxes. The Index reflects the impact of any withholding taxes applied to foreign investors in any of the component countries that impose such withholding taxes.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2019

	Since		One
	Inception		Year
SA Worldwide Moderate Growth Fund	5.22%	(a)	2.53%

(a)	From commencement of Fund operations on July 1, 2015.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2018 was 0.87% (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 75.6%
Australia — 0.6%
Australia & New Zealand
Banking Group Ltd.,
2.250%, 12/19/19±	USD	500,000	$499,882
Australia & New Zealand
Banking Group Ltd. MTN,
1.600%, 7/15/19	USD	2,250,000	2,249,416
National Australia Bank Ltd.,
2.250%, 1/10/20	USD	1,000,000	999,549
			3,748,847
Canada — 7.6%
Bank of Montreal MTN,
2.100%, 6/15/20	USD	12,500,000	12,479,605
Bank of Montreal MTN,
3.100%, 7/13/20	USD	5,600,000	5,657,832
Bank of Nova Scotia (The),
4.375%, 1/13/21	USD	397,000	409,198
Royal Bank of Canada, 2.150%,
10/26/20	USD	8,000,000	8,002,128
Royal Bank of Canada MTN,
2.350%, 10/30/20	USD	3,462,000	3,469,815
Toronto-Dominion Bank (The)
GMTN, 1.850%, 9/11/20	USD	1,500,000	1,495,927
Toronto-Dominion Bank (The)
MTN, 3.000%, 6/11/20	USD	16,463,000	16,584,715
			48,099,220
Japan — 0.3%
Mizuho Bank Ltd.,
2.400%, 3/26/20±	USD	1,000,000	1,000,848
MUFG Bank Ltd.,
2.300%, 3/05/20±	USD	1,000,000	999,376
			2,000,224
Liberia — 0.2%
Royal Caribbean Cruises Ltd.,
2.650%, 11/28/20	USD	1,000,000	1,002,879
Netherlands — 3.1%
Cooperatieve Rabobank UA,
1.375%, 8/09/19	USD	880,000	878,984
LyondellBasell Industries NV,
6.000%, 11/15/21	USD	1,500,000	1,608,850
Mylan NV, 3.150%, 6/15/21	USD	4,000,000	4,002,166
Shell International Finance BV,
2.125%, 5/11/20	USD	13,365,000	13,365,012
			19,855,012
United Kingdom — 0.5%
BAT International Finance PLC,
2.750%, 6/15/20±	USD	3,000,000	3,007,555
United States — 63.3%
Allergan Inc.,
3.375%, 9/15/20		$1,000,000	1,009,162
Amazon.com, Inc.,
1.900%, 8/21/20		3,497,000	3,489,913
Amgen, Inc.,
2.200%, 5/11/20		4,704,000	4,697,809
Anthem, Inc.,
4.350%, 8/15/20		1,000,000	1,021,712
Apple, Inc.,
2.765%, 2/07/20		3,400,000	3,403,987
Apple, Inc.,
2.835%, 5/06/20		1,500,000	1,504,261
Bank of America Corp. MTN,
2.625%, 10/19/20		4,500,000	4,518,651
Berkshire Hathaway Finance Corp.,
2.778%, 8/15/19		8,000,000	8,003,426
Berkshire Hathaway Finance Corp.,
2.904%, 1/10/20		5,880,000	5,890,717
Biogen, Inc.,
2.900%, 9/15/20		4,250,000	4,272,252
Broadcom Corp. / Broadcom
Cayman Finance Ltd.,
2.375%, 1/15/20		2,500,000	2,495,984
Caterpillar Financial
Services Corp. MTN,
2.000%, 3/05/20		2,361,000	2,355,564
Chevron Corp.,
1.991%, 3/03/20		4,750,000	4,744,858
Chevron Corp.,
2.730%, 3/03/20		4,300,000	4,306,654
Chevron Corp.,
2.928%, 11/15/19		1,618,000	1,620,377
Chevron Corp.,
3.048%, 11/15/21		5,645,000	5,704,532
Cisco Systems, Inc.,
1.400%, 9/20/19		844,000	842,213
Cisco Systems, Inc.,
4.450%, 1/15/20		5,000,000	5,055,665
Citigroup, Inc.,
2.400%, 2/18/20		2,500,000	2,500,378
Comcast Corp.,
5.150%, 3/01/20		1,000,000	1,018,019
Federal Farm Credit Banks,
2.439%, 4/16/21		28,350,000	28,334,316
Federal Home Loan Banks,
2.125%, 2/11/20		12,000,000	12,005,711
General Dynamics Corp.,
2.875%, 5/11/20		3,000,000	3,015,373
General Electric Co. GMTN,
5.500%, 1/08/20		2,000,000	2,028,673
Gilead Sciences, Inc.,
2.350%, 2/01/20		3,505,000	3,502,147
Gilead Sciences, Inc.,
2.550%, 9/01/20		1,910,000	1,916,025
Goldman Sachs Group ,Inc. (The),
2.625%, 4/25/21		1,000,000	1,003,721
Goldman Sachs Group Inc. (The)
GMTN, 5.375%, 3/15/20		500,000	510,400
HSBC USA, Inc.,
2.750%, 8/07/20		1,685,000	1,693,853
IBM Credit LLC,
2.852%, 1/20/21		6,000,000	6,001,770

The accompanying notes are an integral part of these financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
JM Smucker Co. (The),
2.500%, 3/15/20	$1,225,000	$1,224,978
John Deere Capital Corp. MTN,
2.050%, 3/10/20	2,260,000	2,257,076
JPMorgan Chase & Co.,
4.400%, 7/22/20	2,500,000	2,556,015
JPMorgan Chase & Co.,
4.950%, 3/25/20	1,791,000	1,825,644
Keurig Dr Pepper, Inc.,
2.000%, 1/15/20	5,000,000	4,977,792
KeyCorp MTN,
2.900%, 9/15/20	3,780,000	3,805,799
Kraft Heinz Foods Co.,
5.375%, 2/10/20	4,500,000	4,574,885
Laboratory Corp. of America
Holdings, 2.625%, 2/01/20	2,881,000	2,883,194
Merck & Co., Inc.,
1.850%, 2/10/20	5,633,000	5,619,901
Merck & Co., Inc.,
2.920%, 2/10/20	9,795,000	9,814,766
Morgan Stanley,
2.800%, 6/16/20	4,645,000	4,667,390
NextEra Energy Capital Holdings,
Inc., 3.342%, 9/01/20	3,000,000	3,034,783
Novartis Capital Corp.,
1.800%, 2/14/20	1,493,000	1,488,620
Oracle Corp.,
3.875%, 7/15/20	1,000,000	1,017,711
Packaging Corp. of America,
2.450%, 12/15/20	1,987,000	1,986,020
Philip Morris International, Inc.,
2.000%, 2/21/20	3,715,000	3,704,562
Philip Morris International, Inc.,
4.500%, 3/26/20	1,500,000	1,523,087
QUALCOMM, Inc.,
2.250%, 5/20/20	1,000,000	999,844
Quest Diagnostics, Inc.,
4.750%, 1/30/20	1,000,000	1,012,041
Sherwin-Williams Co. (The),
2.250%, 5/15/20	2,000,000	1,996,728
SVB Financial Group,
5.375%, 9/15/20	3,000,000	3,101,541
Total System Services, Inc.,
3.800%, 4/01/21	1,000,000	1,018,821
Toyota Motor Credit Corp.,
1.950%, 4/17/20	2,879,000	2,873,888
Toyota Motor Credit Corp.
GMTN, 2.200%, 1/10/20	2,000,000	2,000,744
Toyota Motor Credit Corp. MTN,
2.150%, 3/12/20	4,831,000	4,829,118
Toyota Motor Credit Corp. MTN,
2.600%, 1/11/22	1,930,000	1,950,930
Unilever Capital Corp.,
1.800%, 5/05/20	500,000	498,201
United States Treasury
Floating Rate Note,
2.141%, 10/31/20	45,000,000	44,939,749
United States Treasury
Floating Rate Note,
2.211%, 1/31/21	1,000,000	999,243
United States Treasury
Floating Rate Note,
2.235%, 4/30/21	60,000,000	59,963,099
United States Treasury Note,
1.000%, 8/31/19	63,000,000	62,867,083
United States Treasury Note,
1.250%, 8/31/19	4,000,000	3,993,200
Wal-Mart Stores, Inc.,
1.750%, 10/09/19	7,377,000	7,364,770
Walmart, Inc.,
2.383%, 6/23/20	2,544,000	2,544,351
Walmart, Inc.,
2.573%, 6/23/21	5,437,000	5,451,164
Wells Fargo & Co.,
2.150%, 1/30/20	1,938,000	1,936,346
Wells Fargo & Co. GMTN,
2.600%, 7/22/20	3,000,000	3,010,490
		398,781,697
TOTAL BONDS AND NOTES
(Identified Cost $475,005,592)		476,495,434

SHORT-TERM INVESTMENTS — 22.4%
Bonds and Notes — 15.9%
United States — 15.9%
Federal Home Loan
Bank Discount Notes,
0.000%, 7/31/19#	5,000,000	4,990,875
Federal Home Loan
Bank Discount Notes,
0.000%, 8/23/19#	7,000,000	6,977,328
United States Treasury Bill,
2.081%, 7/16/19	32,500,000	32,472,324
United States Treasury Bill,
2.270%, 8/06/19	35,000,000	34,927,112
United States Treasury Bill,
2.187%, 8/13/19	16,000,000	15,960,746
United States Treasury Bill,
2.141%, 8/20/19	4,500,000	4,486,969
		99,815,354
Commercial Papers — 6.5%
United States — 6.5%
Boeing Co.,
0.000%, 8/14/19#	3,525,000	3,514,661
Chevron Corp.,
1.000%, 7/31/19	2,000,000	1,996,083
Cisco Systems, Inc.,
2.270%, 8/20/19	1,600,000	1,594,955
Emerson Electric Co.,
0.010%, 7/09/19	6,000,000	5,996,853
Exxon Mobil Corp.,
0.000%, 8/21/19#	8,000,000	7,973,707
Exxon Mobil Corp.,
0.000%, 8/29/19#	10,000,000	10,000,000

The accompanying notes are an integral part of these financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	FACE
	AMOUNT	VALUE†
SHORT-TERM INVESTMENTS (Continued)
Commercial Papers (Continued)
United States (Continued)
Pfizer, Inc.,
0.000%, 8/26/19 #	$3,000,000	$2,988,707
Pfizer, Inc.,
2.500%, 7/16/19	1,800,000	1,798,125
Qualcomm, Inc.,
0.000%, 7/24/19 #	5,000,000	4,992,110
		40,855,201

	SHARES
Investment Company — 0.0%
State Street Institutional
U.S. Government Money
Market Fund, 2.310%	179,370	179,370
TOTAL SHORT-TERM
INVESTMENTS
(Identified Cost $140,803,052)		140,849,925

Total Investments — 98.0%
(Identified Cost $615,808,644)		617,345,359
Cash and Other Assets, Less
Liabilities — 2.0%		12,551,338
Net Assets — 100.0%		$629,896,697

†	See Note 1
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2019 amounted to $5,507,661 or 0.87% of the net assets of the Fund.

#	Zero coupon bond.

Key to abbreviations:
GMTN — Global Medium Term Note
MTN — Medium Term Note
USD — U.S. Dollar

Portfolio Sectors as of June 30, 2019
(As a percentage of investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 98.5%
Australia — 1.7%
Australia & New Zealand
Banking Group Ltd. MTN,
2.300%, 6/01/21	USD	3,850,000	$3,852,261
Commonwealth Bank of
Australia, 0.500%, 7/11/22	EUR	500,000	578,865
National Australia Bank Ltd.
GMTN, 0.350%, 9/07/22	EUR	3,150,000	3,630,550
National Australia Bank Ltd.
GMTN, 0.875%, 1/20/22	EUR	1,500,000	1,748,665
Toyota Finance Australia Ltd.,
0.500%, 4/06/23	EUR	1,400,000	1,624,303
Westpac Banking Corp.,
0.250%, 1/17/22	EUR	1,000,000	1,148,586
			12,583,230
Belgium — 2.8%
Kingdom of Belgium Government
Bond, 0.200%, 10/22/23±	EUR	17,000,000	19,939,166
Kingdom of Belgium Government
Bond, 2.250%, 6/22/23	EUR	1,000,000	1,266,976
			21,206,142
Canada — 21.9%
Bank of Montreal,
1.880%, 3/31/21	CAD	2,500,000	1,907,812
Bank of Montreal,
3.057%, 4/13/21	USD	1,000,000	1,004,620
Bank of Nova Scotia (The),
0.375%, 4/06/22	EUR	2,000,000	2,302,543
Bank of Nova Scotia (The),
1.750%, 12/23/22	GBP	1,000,000	1,296,355
Bank of Nova Scotia (The),
2.130%, 6/15/20	CAD	20,000,000	15,305,716
Bank of Nova Scotia (The),
3.032%, 4/20/21	USD	3,250,000	3,264,806
Canadian Imperial
Bank of Commerce,
0.750%, 3/22/23	EUR	300,000	351,684
Canadian Imperial
Bank of Commerce,
1.850%, 7/14/20	CAD	4,500,000	3,433,580
Canadian Imperial
Bank of Commerce,
2.908%, 10/05/20	USD	757,000	758,685
Province of Alberta Canada,
1.350%, 9/01/21	CAD	16,000,000	12,133,145
Province of British Columbia
Canada, 3.250%, 12/18/21	CAD	23,500,000	18,630,060
Province of Manitoba Canada,
1.500%, 12/15/22	GBP	825,000	1,061,009
Province of Manitoba Canada,
1.550%, 9/05/21	CAD	10,000,000	7,618,113
Province of Ontario Canada,
1.350%, 3/08/22	CAD	3,000,000	2,271,231
Province of Ontario Canada,
4.000%, 6/02/21	CAD	23,000,000	18,334,313
Province of Quebec Canada,
2.375%, 1/22/24	EUR	5,321,000	6,783,293
Province of Quebec Canada,
4.250%, 12/01/21	CAD	18,000,000	14,588,584
Royal Bank of Canada,
1.583%, 9/13/21	CAD	22,500,000	17,056,565
Royal Bank of Canada,
2.030%, 3/15/21	CAD	4,000,000	3,059,677
Royal Bank of Canada GMTN,
2.973%, 4/30/21	USD	320,000	320,997
Toronto-Dominion Bank (The),
0.625%, 7/20/23	EUR	7,463,000	8,728,120
Toronto-Dominion Bank (The),
1.693%, 4/02/20	CAD	7,000,000	5,337,116
Toronto-Dominion Bank (The),
2.563%, 6/24/20	CAD	3,000,000	2,305,754
Toronto-Dominion Bank (The),
3.005%, 5/30/23	CAD	5,000,000	3,959,414
Total Capital Canada Ltd.,
1.125%, 3/18/22	EUR	2,000,000	2,357,614
Toyota Credit Canada, Inc. MTN,
1.800%, 2/19/20	CAD	11,000,000	8,390,088
Toyota Credit Canada, Inc. MTN,
2.200%, 2/25/21	CAD	2,452,000	1,879,102
			164,439,996
Denmark — 3.9%
Denmark Government Bond,
1.500%, 11/15/23	DKK	130,000,000	21,725,882
Kommunekredit,
0.125%, 8/28/23	EUR	5,000,000	5,801,849
Kommunekredit,
0.250%, 3/29/23	EUR	1,000,000	1,165,027
Kommunekredit,
0.250%, 5/15/23	EUR	350,000	407,866
			29,100,624
Finland — 1.2%
Finland Government Bond,
1.500%, 4/15/23±	EUR	4,800,000	5,898,958
OP Corporate Bank PLC,
0.750%, 3/03/22	EUR	900,000	1,048,566
OP Corporate Bank PLC,
2.500%, 5/20/22	GBP	1,642,000	2,154,637
			9,102,161
France — 13.9%
Agence Francaise de
Developpement,
0.500%, 10/25/22	EUR	300,000	351,142
Agence Francaise de
Developpement,
3.125%, 1/04/24	EUR	10,000,000	13,149,426
Caisse d’Amortissement
de la Dette Sociale,
0.125%, 11/25/22	EUR	10,800,000	12,550,427
Caisse d’Amortissement
de la Dette Sociale,
0.125%, 10/25/23	EUR	1,500,000	1,747,244

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
France (Continued)
Caisse d’Amortissement
de la Dette Sociale,
0.500%, 5/25/23	EUR	6,200,000	$7,320,530
Dexia Credit Local SA,
0.250%, 6/02/22	EUR	5,850,000	6,771,700
Dexia Credit Local SA,
0.750%, 1/25/23	EUR	1,200,000	1,417,618
Dexia Credit Local SA,
0.875%, 9/07/21	GBP	3,000,000	3,796,449
Dexia Credit Local SA,
1.125%, 6/15/22	GBP	4,900,000	6,234,102
French Republic
Government Bond OAT,
0.000%, 3/25/23	EUR	12,600,000	14,669,573
Sanofi, 0.500%, 3/21/23	EUR	14,200,000	16,505,912
Total Capital International SA,
0.250%, 7/12/23	EUR	2,700,000	3,119,258
Total Capital International SA,
2.125%, 3/15/23	EUR	1,200,000	1,480,266
Total Capital International SA,
2.750%, 6/19/21	USD	8,922,000	9,027,894
UNEDIC ASSEO,
0.125%, 3/05/20	EUR	1,000,000	1,141,171
UNEDIC ASSEO,
0.125%, 5/25/22	EUR	2,000,000	2,311,789
UNEDIC ASSEO,
0.875%, 10/25/22	EUR	2,500,000	2,968,173
			104,562,674
Germany — 9.9%
Deutsche Bahn Finance GMBH,
2.750%, 6/20/22	GBP	1,780,000	2,367,149
FMS Wertmanagement,
1.000%, 9/07/22	GBP	600,000	764,393
KFW, 0.000%, 12/15/22	EUR	8,000,000	9,269,213
KFW, 0.875%, 3/15/22	GBP	1,000,000	1,270,094
Kreditanstalt fuer Wiederaufbau,
0.125%, 6/07/23	EUR	5,550,000	6,470,730
Kreditanstalt fuer Wiederaufbau,
0.125%, 2/24/23	EUR	400,000	465,723
Kreditanstalt fuer Wiederaufbau,
0.125%, 1/15/24	EUR	2,500,000	2,919,650
Kreditanstalt fuer Wiederaufbau,
1.000%, 10/12/21	NOK	5,000,000	580,106
Landeskreditbank Baden-
Wuerttemberg Foerderbank,
1.125%, 5/17/21	GBP	510,000	649,938
Landeskreditbank Baden-
Wuerttemberg Foerderbank,
2.431%, 9/27/21	USD	10,000,000	10,016,300
Landwirtschaftliche Rentenbank,
0.050%, 6/12/23	EUR	3,500,000	4,063,031
Landwirtschaftliche Rentenbank,
0.375%, 1/22/24	EUR	5,000,000	5,899,617
NRW Bank, 0.000%, 8/10/22	EUR	900,000	1,038,773
NRW Bank, 0.125%, 3/10/23	EUR	4,900,000	5,689,289
NRW Bank, 0.125%, 7/07/23	EUR	6,300,000	7,318,460
NRW Bank, 0.250%, 2/02/24	EUR	2,000,000	2,339,418
NRW Bank, 2.600%, 2/08/21	USD	1,000,000	999,800
State of North Rhine-
Westphalia Germany,
0.200%, 4/17/23	EUR	8,500,000	9,900,988
State of North Rhine-
Westphalia Germany,
0.375%, 2/16/23	EUR	900,000	1,054,445
State of North Rhine-
Westphalia Germany,
0.879%, 10/29/21	GBP	1,000,000	1,269,445
			74,346,562
Luxembourg — 6.3%
European Financial Stability
Facility, 0.000%, 11/17/22	EUR	6,500,000	7,519,698
European Financial Stability
Facility, 0.125%, 10/17/23	EUR	4,000,000	4,661,406
European Financial Stability
Facility, 0.200%, 1/17/24	EUR	2,000,000	2,337,457
European Financial Stability
Facility, 0.500%, 1/20/23	EUR	6,200,000	7,299,592
Nestle Finance International Ltd.,
0.750%, 5/16/23	EUR	3,000,000	3,544,484
Novartis Finance SA,
0.125%, 9/20/23	EUR	3,500,000	4,033,559
Novartis Finance SA,
0.500%, 8/14/23	EUR	15,460,000	18,048,328
			47,444,524
Netherlands — 4.8%
Bank Nederlandse Gemeenten
NV, 0.250%, 2/22/23	EUR	2,000,000	2,334,187
Bank Nederlandse Gemeenten
NV, 1.000%, 3/15/22	GBP	500,000	635,597
BNG Bank NV,
0.050%, 7/11/23	EUR	12,000,000	13,911,434
BNG Bank NV,
0.250%, 1/10/24	EUR	3,000,000	3,511,419
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA,
4.750%, 6/06/22	EUR	5,370,000	6,995,893
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA
GMTN, 4.000%, 1/11/22	EUR	1,000,000	1,259,179
Nederlandse Waterschapsbank
NV, 0.125%, 9/25/23	EUR	3,000,000	3,488,491
Nederlandse Waterschapsbank
NV, 1.000%, 12/09/19	GBP	1,250,000	1,588,572
Shell International Finance BV,
2.000%, 12/20/19	GBP	1,894,000	2,418,001
			36,142,773
New Zealand — 0.2%
ANZ New Zealand Int’l Ltd.,
0.400%, 3/01/22	EUR	355,000	408,942
ASB Finance Ltd.,
0.500%, 6/10/22	EUR	800,000	924,019
			1,332,961

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Norway — 3.1%
Equinor ASA, 0.875%, 2/17/23@	EUR	500,000	$589,035
Equinor ASA, 2.000%, 9/10/20	EUR	1,465,000	1,710,810
Norway Government Bond, 2.000%, 5/24/23±	NOK	175,000,000	21,116,688
			23,416,533

Supranational — 11.4%
African Development Bank, 0.250%, 1/24/24	EUR	7,977,000	9,340,518
Asian Development Bank GMTN, 0.200%, 5/25/23	EUR	7,626,000	8,900,607
EUROFIMA, 2.608%, 11/15/21	USD	1,000,000	1,000,300
European Investment Bank, 0.000%, 10/16/23	EUR	11,500,000	13,355,629
European Investment Bank, 0.050%, 12/15/23	EUR	2,500,000	2,912,077
European Investment Bank, 1.500%, 5/12/22	NOK	15,000,000	1,760,050
European Investment Bank, 1.625%, 3/15/23	EUR	600,000	736,718
European Investment Bank, 2.125%, 1/15/24	EUR	3,000,000	3,818,054
European Stability Mechanism, 0.000%, 10/18/22	EUR	450,000	520,468
European Stability Mechanism, 0.100%, 7/31/23	EUR	12,500,000	14,540,029
European Stability Mechanism, 2.125%, 11/20/23	EUR	5,000,000	6,347,367
Inter-American Investment Corp., 2.694%, 10/12/21	USD	3,900,000	3,901,170
International Bank for Reconstruction & Development, 1.000%, 12/19/22	GBP	10,000,000	12,746,862
International Bank for Reconstruction & Development, 1.125%, 3/11/20	CAD	8,000,000	6,081,234
			85,961,083

Sweden — 6.2%
Kommuninvest I Sverige AB, 0.250%, 6/01/22	SEK	113,000,000	12,313,606
Kommuninvest I Sverige AB, 0.750%, 2/22/23	SEK	65,000,000	7,209,350
Kommuninvest I Sverige AB, 1.000%, 11/13/23	SEK	30,000,000	3,373,676
Skandinaviska Enskilda Banken AB GMTN, 0.300%, 2/17/22	EUR	918,000	1,056,458
Svensk Exportkredit AB, 2.570%, 12/13/21	USD	1,000,000	1,002,315
Svenska Handelsbanken AB, 0.250%, 2/28/22	EUR	250,000	287,608
Svenska Handelsbanken AB, 1.125%, 12/14/22	EUR	1,633,000	1,936,215
Sweden Government Bond, 1.500%, 11/13/23±	SEK	75,000,000	8,804,209
Sweden Government Bond, 3.500%, 6/01/22	SEK	89,200,000	10,773,276
			46,756,713

United Kingdom — 2.9%
United Kingdom Gilt, 1.750%, 7/22/19	GBP	17,000,000	21,601,876

United States — 8.3%
3M Co., 0.950%, 5/15/23	EUR	3,120,000	3,699,029
Apple, Inc., 2.300%, 5/11/22	USD	8,000,000	8,057,824
Berkshire Hathaway, Inc., 0.750%, 3/16/23	EUR	400,000	467,257
Berkshire Hathaway, Inc., 1.300%, 3/15/24	EUR	560,000	672,149
Chevron Corp., 2.498%, 3/03/22	USD	3,098,000	3,130,742
Coca-Cola Co. (The), 0.750%, 3/09/23	EUR	3,220,000	3,774,770
Merck & Co., Inc., 2.400%, 9/15/22	USD	5,000,000	5,047,836
Oracle Corp., 1.900%, 9/15/21	USD	7,500,000	7,464,600
Oracle Corp., 2.250%, 1/10/21	EUR	1,378,000	1,627,492
Pfizer, Inc., 0.250%, 3/06/22	EUR	2,400,000	2,761,595
Pfizer, Inc., 1.950%, 6/03/21	USD	3,000,000	2,993,518
Pfizer, Inc., 2.200%, 12/15/21	USD	7,970,000	7,980,153
Procter & Gamble Co. (The), 1.125%, 11/02/23	EUR	2,000,000	2,393,860
Procter & Gamble Co. (The), 2.000%, 8/16/22	EUR	1,600,000	1,943,602
Toyota Motor Credit Corp., 0.750%, 7/21/22	EUR	2,000,000	2,333,493
Toyota Motor Credit Corp. MTN, 2.600%, 1/11/22	USD	1,000,000	1,010,845
Toyota Motor Credit Corp. MTN, 2.750%, 5/17/21	USD	5,000,000	5,063,229
Toyota Motor Credit Corp. MTN, 2.754%, 10/09/20	USD	2,000,000	2,000,684
			62,422,678
TOTAL BONDS AND NOTES (Identified Cost $741,272,467)			740,420,530

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 2.2%
Investment Company — 2.2%
State Street Institutional U.S. Government Money Market Fund, 2.310%	16,229,551	$16,229,551

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $16,229,551)		16,229,551

Total Investments — 100.7% (Identified Cost $757,502,018)		756,650,081
Liabilities, Less Cash and Other Assets — (0.7%)		(5,336,174)
Net Assets — 100.0%		$751,313,907

†	See Note 1
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2019 amounted to $55,759,021 or 7.42% of the net assets of the Fund.

@	A portion or all of the security were on loan. As of June 30, 2019, the market value of the securities on loan was $886,744.

Key to abbreviations:
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — British Pound
GMTN — Global Medium Term Note
MTN — Medium Term Note
NOK — Norwegian Krone
SEK — Swedish Krona
USD — U.S. Dollar

Country Weightings as of June 30, 2019
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

Forward Foreign Currency Exchange Contracts sold outstanding as of June 30, 2019
Settlement	Currency		Currency			Total Value as of	Unrealized	Unrealized
Date	Purchased		Sold		Counterparty	June 30, 2019	Appreciation	Depreciation
07/05/19	USD	141,013,303	EUR	125,305,951	State Street Bank and Trust Co.	$142,521,923	$—	$(1,508,620)
07/05/19	USD	36,813,278	GBP	28,121,829	State Street Bank and Trust Co.	35,718,841	1,094,437	—
07/05/19	USD	24,250,558	GBP	19,269,928	State Street Bank and Trust Co.	24,475,631	—	(225,073)
07/10/19	USD	146,441,927	CAD	195,430,043	State Street Bank and Trust Co.	149,264,185	—	(2,822,258)
07/16/19	USD	21,579,217	DKK	143,415,259	State Street Bank and Trust Co.	21,875,339	—	(296,122)
07/16/19	USD	90,767,854	EUR	80,752,471	State Street Bank and Trust Co.	91,931,245	—	(1,163,391)
07/18/19	USD	23,133,448	NOK	200,853,174	Bank of America N.A.	23,558,134	—	(424,686)
07/22/19	USD	142,437,946	EUR	127,148,084	State Street Bank and Trust Co.	144,820,702	—	(2,382,756)
07/24/19	USD	43,363,827	SEK	407,651,283	Bank of America N.A.	43,972,475	—	(608,648)
							$1,094,437	$(9,431,554)

Forward Foreign Currency Exchange Contracts purchased outstanding as of June 30, 2019
Settlement	Currency		Currency			Total Value as of	Unrealized	Unrealized
Date	Purchased		Sold		Counterparty	June 30, 2019	Appreciation	Depreciation
07/05/19	EUR	1,829,050	USD	2,085,897	State Street Bank and Trust Co.	$2,080,346	$—	$(5,551)
07/10/19	CAD	8,123,535	USD	6,032,978	State Street Bank and Trust Co.	6,204,536	171,559	—
07/22/19	EUR	3,212,174	USD	3,651,449	State Street Bank and Trust Co.	3,658,642	7,192	—
07/24/19	SEK	11,351,390	USD	1,225,342	State Street Bank and Trust Co.	1,224,450	—	(892)
							$178,751	$(6,443)
Total							$1,273,188	$(9,437,997)

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019

	SHARES	VALUE†
COMMON STOCKS — 92.3%
Aerospace & Defense — 2.6%
Aerojet Rocketdyne Holdings, Inc.*	2,690	$120,431
Arconic, Inc.	8,728	225,357
Axon Enterprise, Inc.*	500	32,105
Boeing Co. (The)	14,344	5,221,360
BWX Technologies, Inc.	4,263	222,102
Curtiss-Wright Corp.	1,160	147,471
General Dynamics Corp.	8,520	1,549,106
HEICO Corp.	1,321	176,763
HEICO Corp., Class A	2,393	247,364
HEXCEL Corp.	3,100	250,728
Huntington Ingalls Industries, Inc.	1,972	443,187
L3 Technologies, Inc.	1,426	349,612
L3harris Technologies, Inc.	4,104	776,190
Lockheed Martin Corp.	8,754	3,182,429
Mercury Systems, Inc.*	613	43,125
Moog, Inc., Class A	977	91,457
Northrop Grumman Corp.	5,437	1,756,749
Raytheon Co.	8,584	1,492,586
Spirit Aerosystems Holdings, Inc., Class A	5,105	415,394
Teledyne Technologies, Inc.*	749	205,129
Textron, Inc.	4,852	257,350
TransDigm Group, Inc.*	1,620	783,756
United Technologies Corp.	14,634	1,905,347
		19,895,098

Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	6,400	539,840
Expeditors International of Washington, Inc.	5,723	434,147
FedEx Corp.	7,514	1,233,723
United Parcel Service, Inc., Class B	28,078	2,899,615
XPO Logistics, Inc.*@	2,858	165,221
		5,272,546

Airlines — 0.5%
Alaska Air Group, Inc.	3,201	204,576
American Airlines Group, Inc.	11,010	359,036
Copa Holdings SA, Class A	999	97,472
Delta Air Lines, Inc.	20,862	1,183,919
JetBlue Airways Corp.*	6,352	117,449
Skywest, Inc.	1,469	89,124
Southwest Airlines Co.	16,395	832,538
Spirit Airlines, Inc.*	2,600	124,098
United Continental Holdings, Inc.*	7,978	698,474
		3,706,686

Auto Components — 0.3%
Aptiv PLC	8,649	699,099
Autoliv, Inc.@	2,200	155,122
BorgWarner, Inc.	5,449	228,749
Dana, Inc.	3,700	73,778
Dorman Products, Inc.*	1,109	96,638
Fox Factory Holding Corp.*	977	80,612
Gentex Corp.	8,291	204,042
Goodyear Tire & Rubber Co. (The)	7,653	117,091
Lear Corp.	2,367	329,652
		1,984,783

Automobiles — 0.4%
Ford Motor Co.	114,209	1,168,358
General Motors Co.	42,822	1,649,932
Harley-Davidson, Inc.@	6,616	237,051
Tesla, Inc.*@	903	201,784
Thor Industries, Inc.	1,179	68,913
		3,326,038

Beverages — 2.2%
Boston Beer Co., Inc. (The), Class A*@	261	98,595
Brown-Forman Corp., Class A	1,902	104,610
Brown-Forman Corp., Class B	12,275	680,403
Coca-Cola Co. (The)	136,062	6,928,277
Constellation Brands, Inc., Class A	2,870	565,218
Keurig Dr Pepper, Inc.@	8,222	237,616
Molson Coors Brewing Co., Class B	1,400	78,400
Monster Beverage Corp.*	11,491	733,471
PepsiCo, Inc.	56,429	7,399,535
		16,826,125

Biotechnology — 2.3%
AbbVie, Inc.	40,689	2,958,904
Agios Pharmaceuticals, Inc.*@	539	26,885
Alexion Pharmaceuticals, Inc.*	1,876	245,718
Alkermes PLC*	1,579	35,591
Alnylam Pharmaceuticals, Inc.*	1,281	92,949
Amgen, Inc.	24,938	4,595,575
Array Biopharma, Inc.*	3,175	147,098
Biogen, Inc.*	7,511	1,756,598
BioMarin Pharmaceutical, Inc.*	1,433	122,736
Bluebird Bio, Inc.*@	593	75,430
Celgene Corp.*	27,905	2,579,538
Exact Sciences Corp.*	2,356	278,102
Exelixis, Inc.*	10,395	222,141
Gilead Sciences, Inc.	41,063	2,774,216
Incyte Corp.*	1,173	99,658
Ionis Pharmaceuticals, Inc.*@	1,498	96,276
Neurocrine Biosciences, Inc.*	1,024	86,456
Regeneron Pharmaceuticals, Inc.*	2,358	738,054
Sage Therapeutics, Inc.*@	386	70,673
Sarepta Therapeutics, Inc.*@	770	117,002
Seattle Genetics, Inc.*@	1,165	80,630
Ultragenyx Pharmaceutical, Inc.*@	352	22,352
United Therapeutics Corp.*	1,397	109,050
Vertex Pharmaceuticals, Inc.*	2,079	381,247
		17,712,879

Building Products — 0.4%
A.O. Smith Corp.	3,947	186,141
AAON, Inc.	600	30,108
Allegion PLC	4,161	459,999

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Building Products (Continued)
Armstrong World Industries, Inc.	1,690	$164,268
Fortune Brands Home & Security, Inc.	4,718	269,539
Johnson Controls International PLC	12,050	497,785
Lennox International, Inc.	1,236	339,900
Masco Corp.	8,930	350,413
Owens Corning	3,497	203,525
Resideo Technologies, Inc.*	2,953	64,730
Simpson Manufacturing Co., Inc.	1,080	71,777
Trex Co., Inc.*@	2,000	143,400
		2,781,585

Capital Markets — 2.1%
Affiliated Managers Group, Inc.	1,196	110,199
Ameriprise Financial, Inc.	4,953	718,977
Ares Management Corp., Class A	2,300	60,191
Bank of New York Mellon Corp. (The)	8,449	373,023
BGC Partners, Inc., Class A	8,437	44,126
BlackRock, Inc.	943	442,550
CBOE Holdings, Inc.	2,123	220,006
Charles Schwab Corp. (The)	26,568	1,067,768
CME Group, Inc.	3,150	611,447
Cohen & Steers, Inc.	785	40,380
E*Trade Financial Corp.	5,476	244,230
Eaton Vance Corp.	4,868	209,957
Evercore, Inc., Class A	1,680	148,798
FactSet Research Systems, Inc.	1,698	486,579
Federated Investors, Inc., Class B	3,536	114,920
Franklin Resources, Inc.	4,676	162,725
Goldman Sachs Group, Inc. (The)	4,714	964,484
Hamilton Lane, Inc. Class A	723	41,254
Houlihan Lokey, Inc.	1,466	65,281
Interactive Brokers Group, Inc., Class A	2,083	112,899
Intercontinental Exchange, Inc.	5,137	441,474
Invesco Ltd.	7,462	152,673
Janus Henderson Group PLC	3,343	71,540
Lazard Ltd., Class A	3,196	109,910
Legg Mason, Inc.	1,900	72,732
LPL Financial Holdings, Inc.	3,418	278,806
MarketAxess Holdings, Inc.	1,300	417,846
Moody's Corp.	5,423	1,059,166
Morgan Stanley	23,701	1,038,341
Morningstar, Inc.	700	101,248
MSCI, Inc., Class A	3,680	878,747
Nasdaq, Inc.	2,219	213,401
Northern Trust Corp.	3,808	342,720
Raymond James Financial, Inc.	2,130	180,092
S&P Global, Inc.	9,996	2,276,989
SEI Investments Co.	4,110	230,571
State Street Corp.	3,828	214,598
Stifel Financial Corp.	1,686	99,575
T. Rowe Price Group, Inc.	7,160	785,524
TD Ameritrade Holding Corp.	6,510	324,979
		15,530,726
Chemicals — 1.5%
Air Products & Chemicals, Inc.	3,849	871,298
Albemarle Corp.@	1,733	122,021
Ashland Global Holdings, Inc.	670	53,580
Axalta Coating Systems Ltd.*	6,803	202,525
Balchem Corp.	893	89,273
Cabot Corp.	1,800	85,878
Celanese Corp., Series A	4,185	451,143
CF Industries Holdings, Inc.	4,724	220,658
Chemours Co. (The)	6,313	151,512
Corteva, Inc.*	6,894	203,855
Dow, Inc.*	10,609	523,130
DuPont de Nemours, Inc.	6,894	517,533
Eastman Chemical Co.	4,256	331,245
Ecolab, Inc.	6,962	1,374,577
Element Solutions, Inc.*	3,480	35,983
FMC Corp.	2,554	211,854
Huntsman Corp.	8,447	172,657
Ingevity Corp.*	1,630	171,427
International Flavors & Fragrances, Inc.@	1,158	168,014
Linde PLC	4,843	972,474
LyondellBasell Industries NV, Class A	9,938	855,960
Mosaic Co. (The)	4,472	111,934
NewMarket Corp.	462	185,234
Olin Corp.	3,768	82,557
PPG Industries, Inc.	8,811	1,028,332
Quaker Chemical Corp.	100	20,288
RPM International, Inc.	4,215	257,579
Scotts Miracle-Gro Co. (The)@	2,064	203,304
Sensient Technologies Corp.	1,000	73,480
Sherwin Williams Co. (The)	2,787	1,277,254
Valvoline, Inc.	6,562	128,156
W.R. Grace & Co.	2,716	206,715
Westlake Chemical Corp.	1,143	79,393
		11,440,823

Commercial Banks — 3.3%
Associated Banc-Corp.	2,802	59,234
Atlantic Union Bankshares Corp.	723	25,544
BancorpSouth Bank	2,260	65,630
Bank of America Corp.	124,005	3,596,145
Bank of Hawaii Corp.	900	74,619
Bank OZK	3,146	94,663
BankUnited, Inc.	2,500	84,350
BB&T Corp.	7,160	351,771
BOK Financial Corp.	536	40,457
Cadence BanCorp	1,095	22,776
Cathay General Bancorp	2,395	86,004
CenterState Bank Corp.	2,400	55,272
Chemical Financial Corp.	1,945	79,959
CIT Group, Inc.	2,584	135,763
Citigroup, Inc.	20,199	1,414,536
Citizens Financial Group, Inc.	4,226	149,431
Columbia Banking System, Inc.	2,122	76,774
Comerica, Inc.	2,162	157,048
Commerce Bancshares, Inc.	1,962	117,053
Community Bank System, Inc.	1,414	93,098

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Cullen/Frost Bankers, Inc.	998	$93,473
CVB Financial Corp.	2,712	57,033
East West Bancorp, Inc.	3,283	153,546
Fifth Third Bancorp	9,854	274,927
First Citizens Bancshares, Inc., Class A	212	95,457
First Financial Bankshares, Inc.@	3,094	95,264
First Hawaiian, Inc.	2,089	54,042
First Horizon National Corp.	6,040	90,177
First Interstate Bancsystem, Inc., Class A	976	38,659
First Republic Bank	1,536	149,990
FNB Corp.	6,315	74,328
Fulton Financial Corp.	5,467	89,495
Glacier Bancorp, Inc.	1,416	57,419
Hancock Whiteny Corp.	2,048	82,043
Hilltop Holdings, Inc.	2,327	49,495
Home Bancshares, Inc.	2,811	54,140
Huntington Bancshares, Inc.	17,719	244,877
Iberiabank Corp.	966	73,271
Independent Bank Corp.	523	39,826
Independent Bank Group, Inc.	193	10,607
International Bancshares Corp.	1,350	50,909
Investors Bancorp, Inc.	5,282	58,894
JPMorgan Chase & Co.	61,078	6,828,520
KeyCorp	17,893	317,601
M&T Bank Corp.	2,341	398,134
Old National Bancorp	2,800	46,452
PacWest Bancorp	1,422	55,216
People's United Financial, Inc.	6,502	109,104
Pinnacle Financial Partners, Inc.	1,595	91,681
PNC Financial Services Group, Inc. (The)	4,208	577,674
Popular, Inc.	2,182	118,352
Prosperity Bancshares, Inc.@	1,226	80,977
Regions Financial Corp.	8,968	133,982
Signature Bank	645	77,942
South State Corp.	799	58,862
Sterling Bancorp	4,073	86,673
SunTrust Banks, Inc.	8,072	507,325
SVB Financial Group*	1,071	240,536
Synovus Financial Corp.	3,294	115,290
TCF Financial Corp.	4,700	97,713
Texas Capital Bancshares, Inc.*	1,332	81,745
UMB Financial Corp.	900	59,238
Umpqua Holdings Corp.	4,700	77,973
United Bankshares, Inc.	2,162	80,189
US Bancorp	27,234	1,427,062
Valley National Bancorp	5,707	61,522
Webster Financial Corp.	1,771	84,601
Wells Fargo & Co.	86,122	4,075,293
Western Alliance Bancorp*	2,242	100,262
Wintrust Financial Corp.	1,447	105,863
Zions Bancorp	4,331	199,139
		25,062,920
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	1,200	48,000
Brady Corp., Class A	700	34,524
Brink's Co. (The)	1,830	148,559
Cimpress NV*@	1,180	107,250
Cintas Corp.	3,174	753,158
Clean Harbors, Inc.*	1,735	123,359
Copart, Inc.*	8,342	623,481
Covanta Holding Corp.	2,919	52,279
Iaa, Inc.*	5,425	210,382
KAR Auction Services, Inc.	5,425	135,625
MSA Safety, Inc.	764	80,518
Republic Services, Inc.	6,575	569,658
Rollins, Inc.	5,072	181,933
Stericycle, Inc.*@	1,544	73,726
Tetra Tech, Inc.	1,092	85,777
UniFirst Corp.	477	89,948
Waste Management, Inc.	17,660	2,037,434
		5,355,611
Communications Equipment — 1.2%
Arista Networks, Inc.*	339	88,011
Ciena Corp.*	2,569	105,663
Cisco Systems, Inc.	125,296	6,857,450
CommScope Holding Co., Inc.*	7,058	111,022
EchoStar Corp., Class A*	1,040	46,093
F5 Networks, Inc.*	2,445	356,065
Juniper Networks, Inc.	3,011	80,183
Lumentum Holdings, Inc.*	1,528	81,611
Motorola Solutions, Inc.	4,755	792,801
Ubiquiti Networks, Inc.@	932	122,558
Viasat, Inc.*	1,131	91,408
Viavi Solutions, Inc.*	5,100	67,779
		8,800,644
Computers & Peripherals — 4.2%
Apple, Inc.	143,252	28,352,436
Dell Technologies, Inc., Class C*	3,966	201,473
Hewlett Packard Enterprise Co.	23,303	348,380
HP, Inc.	42,728	888,315
NCR Corp.*	4,927	153,230
NetApp, Inc.	7,606	469,290
Pure Storage, Inc., Class A*	3,981	60,790
Seagate Technology PLC	10,030	472,613
Western Digital Corp.	5,725	272,224
Xerox Corp.	4,155	147,128
		31,365,879
Construction & Engineering — 0.1%
AECOM*	2,700	102,195
EMCOR Group, Inc.	1,700	149,770
Fluor Corp.	2,483	83,652
Jacobs Engineering Group, Inc.	1,857	156,712
MasTec, Inc.*@	2,200	113,366
Quanta Services, Inc.	3,524	134,582
Valmont Industries, Inc.	432	54,782
		795,059

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Construction Materials — 0.1%
Eagle Materials, Inc.	1,080	$100,116
Martin Marietta Materials, Inc.	1,092	251,280
Vulcan Materials Co.	2,310	317,186
		668,582
Consumer Finance — 0.8%
Ally Financial, Inc.	8,357	258,984
American Express Co.	23,811	2,939,230
Capital One Financial Corp.	8,641	784,084
Credit Acceptance Corp.*	384	185,791
Discover Financial Services	8,688	674,102
FirstCash, Inc.	1,400	140,028
Green Dot Corp., Class A*	1,372	67,091
Navient Corp.	4,553	62,149
Nelnet, Inc., Class A	156	9,238
OneMain Holdings, Inc.	2,157	72,928
Santander Consumer USA Holdings, Inc.	3,992	95,648
SLM Corp.	9,696	94,245
Synchrony Financial	19,251	667,432
		6,050,950
Containers & Packaging — 0.5%
Amcor Plc*	12,061	138,581
AptarGroup, Inc.	2,021	251,291
Avery Dennison Corp.	4,184	484,005
Ball Corp.	7,723	540,533
Berry Plastics Group, Inc.*	4,752	249,908
Crown Holdings, Inc.*	6,068	370,755
Graphic Packaging Holding Co.	13,226	184,899
International Paper Co.	12,268	531,450
Owens-Illinois, Inc.	4,200	72,534
Packaging Corp. of America	3,912	372,892
Sealed Air Corp.	5,167	221,044
Silgan Holdings, Inc.	3,936	120,441
Sonoco Products Co.	3,106	202,946
WestRock Co.	2,625	95,734
		3,837,013
Distributors — 0.1%
Genuine Parts Co.	4,195	434,518
LKQ Corp.*	7,445	198,112
Pool Corp.	1,885	360,035
		992,665
Diversified Consumer Services — 0.2%
Adtalem Global Education, Inc.*	1,600	72,080
Bright Horizons Family Solutions, Inc.*	1,729	260,854
Chegg, Inc.*	1,910	73,707
Frontdoor, Inc.*	491	21,383
Graham Holdings Co., Class B	100	69,003
Grand Canyon Education, Inc.*	834	97,595
H&R Block, Inc.	5,446	159,568
Service Corp. International	7,625	356,697
ServiceMaster Global Holdings, Inc.*	4,309	224,456
		1,335,343
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B*	23,162	4,937,443
Jefferies Financial Group, Inc.	2,673	51,402
Voya Financial, Inc.	2,076	114,803
		5,103,648
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	187,556	6,285,002
CenturyLink, Inc.	17,803	209,363
Cogent Communications Holdings, Inc.	1,228	72,894
GCI Liberty, Inc., Class A*	1,244	76,456
Intelsat SA*	1,988	38,667
Iridium Communications, Inc.*	3,043	70,780
Verizon Communications, Inc.	171,862	9,818,476
Vonage Holdings Corp.*	4,909	55,619
Zayo Group Holdings, Inc.*	7,662	252,156
		16,879,413
Electric Utilities — 1.7%
Allete, Inc.	1,153	95,941
Alliant Energy Corp.	5,592	274,455
American Electric Power Co., Inc.	11,151	981,400
Avangrid, Inc.	1,433	72,367
Duke Energy Corp.	16,577	1,462,754
Edison International	8,634	582,018
El Paso Electric Co.	1,200	78,480
Entergy Corp.	4,510	464,214
Evergy, Inc.	4,970	298,946
Eversource Energy	7,165	542,820
Exelon Corp.	23,906	1,146,054
FirstEnergy Corp.	12,570	538,122
Hawaiian Electric Industries, Inc.	2,245	97,770
IDACORP, Inc.	1,054	105,853
MGE Energy, Inc.	1,340	97,927
NextEra Energy, Inc.	10,616	2,174,794
OGE Energy Corp.	3,314	141,044
PG&E Corp.*	12,422	284,712
Pinnacle West Capital Corp.	2,769	260,535
PNM Resources, Inc.	2,600	132,366
Portland General Electric Co.	2,100	113,757
PPL Corp.	19,020	589,810
Southern Co. (The)	25,224	1,394,383
Xcel Energy, Inc.	11,715	696,925
		12,627,447
Electrical Equipment — 0.6%
Acuity Brands, Inc.	1,000	137,910
AMETEK, Inc.	5,356	486,539
Eaton Corp. PLC	7,582	631,429
Emerson Electric Co.	19,728	1,316,252
EnerSys	1,200	82,200
Generac Holdings, Inc.*	2,200	152,702
GrafTech International Ltd.@	2,123	24,415
Hubbell, Inc.	1,588	207,075
nVent Electric PLC	3,472	86,071
The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electrical Equipment (Continued)
Regal Beloit Corp.	967	$79,014
Rockwell Automation, Inc.	5,133	840,939
Sensata Technologies Holding PLC*	4,745	232,505
		4,277,051
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	10,021	961,415
Arrow Electronics, Inc.*	1,783	127,074
Avnet, Inc.	1,880	85,108
CDW Corp.	6,754	749,694
Cognex Corp.	2,453	117,695
Coherent, Inc.*	580	79,095
Corning, Inc.	15,028	499,380
Dolby Laboratories, Inc., Class A	938	60,595
Flex Ltd.*	17,583	168,269
FLIR Systems, Inc.	3,073	166,249
IPG Photonics Corp.*	990	152,707
Jabil, Inc.	5,400	170,640
Keysight Technologies, Inc.*	3,985	357,893
Littelfuse, Inc.	580	102,608
National Instruments Corp.	1,675	70,333
Novanta, Inc.*	1,061	100,052
Rogers Corp.*	300	51,774
SYNNEX Corp.	1,139	112,078
TE Connectivity Ltd.	10,519	1,007,510
Tech Data Corp.*	763	79,810
Trimble, Inc.*	2,446	110,339
Zebra Technologies Corp., Class A*	2,214	463,811
		5,794,129
Energy Equipment & Services — 0.2%
Apergy Corp.*	2,188	73,386
Baker Hughes a GE Co.	4,748	116,943
Cactus, Inc., Class A*	1,198	39,678
Halliburton Co.	11,581	263,352
Helmerich & Payne, Inc.	1,381	69,906
National Oilwell Varco, Inc.	4,552	101,191
Schlumberger Ltd.	12,216	485,464
TechnipFMC PLC	5,163	133,928
Transocean Ltd.*@	8,229	52,748
		1,336,596
Entertainment — 1.4%
Activision Blizzard, Inc.	12,571	593,351
Cinemark Holdings, Inc.	3,424	123,606
Electronic Arts, Inc.*	5,965	604,016
Liberty Media Corp-Liberty Formula One, Class A*	315	11,296
Liberty Media Corp-Liberty Formula One, Class C*	2,083	77,925
Lions Gate Entertainment Corp., Class A	632	7,742
Lions Gate Entertainment Corp., Class B	3,665	42,551
Live Nation Entertainment, Inc.*	4,850	321,313
Madison Square Garden Co. (The), Class A*	314	87,901
Netflix, Inc.*	8,800	3,232,416
Take-Two Interactive Software, Inc.*	1,964	222,973
Viacom, Inc., Class A@	294	10,025
Viacom, Inc., Class B	9,454	282,391
Walt Disney Co. (The)	34,730	4,849,697
World Wrestling Entertainment, Inc., Class A@	1,295	93,512
Zynga, Inc., Class A*	18,104	110,978
		10,671,693
Food & Staples Retailing — 1.5%
BJ's Wholesale Club Holdings, Inc.*	429	11,326
Casey's General Stores, Inc.	1,341	209,182
Costco Wholesale Corp.	14,924	3,943,816
Kroger Co. (The)	27,060	587,473
Performance Food Group Co.*	2,733	109,402
Sysco Corp.	19,655	1,390,002
US Foods Holding Corp.*	5,611	200,649
Walgreens Boots Alliance, Inc.	17,494	956,397
Walmart, Inc.	38,305	4,232,319
		11,640,566
Food Products — 1.0%
Archer-Daniels-Midland Co.	5,638	230,030
Bunge Ltd.	2,539	141,448
Campbell Soup Co.@	8,657	346,886
Conagra Brands, Inc.	5,086	134,881
Darling Ingredients, Inc.*	4,810	95,671
Flowers Foods, Inc.	3,652	84,982
General Mills, Inc.	19,376	1,017,627
Hershey Co. (The)	5,965	799,489
Hormel Foods Corp.@	6,202	251,429
Ingredion, Inc.	1,990	164,155
J&J Snack Foods Corp.	160	25,752
J.M. Smucker Co. (The)	1,955	225,196
Kellogg Co.	11,146	597,091
Kraft Heinz Co. (The)	6,163	191,299
Lamb Weston Holdings, Inc.	4,433	280,875
Lancaster Colony Corp.	722	107,289
McCormick & Co., Inc.	3,658	567,027
Mondelez International, Inc., Class A	16,383	883,044
Pilgrim's Pride Corp.*	1,700	43,163
Post Holdings, Inc.*	1,937	201,390
Sanderson Farms, Inc.	839	114,574
TreeHouse Foods, Inc.*	916	49,556
Tyson Foods, Inc., Class A	8,773	708,332
		7,261,186

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Gas Utilities — 0.2%
Atmos Energy Corp.	2,360	$249,121
National Fuel Gas Co.	2,513	132,561
New Jersey Resources Corp.	2,300	114,471
ONE Gas, Inc.	1,574	142,132
South Jersey Industries, Inc.@	1,600	53,968
Southwest Gas Corp.	1,343	120,360
Spire, Inc.	1,429	119,922
UGI Corp.	5,299	283,019
		1,215,554
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	25,889	2,177,265
ABIOMED, Inc.*	957	249,289
Align Technology, Inc.*	2,300	629,510
Baxter International, Inc.	9,285	760,441
Becton Dickinson & Co.	3,584	903,204
Boston Scientific Corp.*	24,678	1,060,660
Cantel Medical Corp.	1,074	86,607
Cooper Companies, Inc. (The)	939	316,340
Danaher Corp.	6,940	991,865
Dentsply Sirona, Inc.	2,313	134,987
DexCom, Inc.*	783	117,325
Edwards Lifesciences Corp.*	4,700	868,278
Globus Medical, Inc., Class A*	1,500	63,450
Haemonetics Corp.*	1,000	120,340
Hill-Rom Holdings, Inc.	1,695	177,331
Hologic, Inc.*	8,088	388,386
ICU Medical, Inc.*	148	37,283
Idexx Laboratories, Inc.*	2,754	758,259
Insulet Corp.*@	901	107,561
Integer Holdings Corp.*	694	58,240
Integra LifeSciences Holdings Corp.*	1,168	65,233
Intuitive Surgical, Inc.*	1,828	958,877
LivaNova PLC*	1,115	80,235
Masimo Corp.*	1,500	223,230
Medtronic PLC	17,586	1,712,701
Merit Medical Systems, Inc.*	1,133	67,481
Neogen Corp.*	417	25,900
NuVasive, Inc.*	1,369	80,141
Penumbra, Inc.*@	389	62,240
ResMed, Inc.	4,096	499,835
STERIS PLC*	1,118	166,448
Stryker Corp.	7,236	1,487,577
Teleflex, Inc.	364	120,539
Varian Medical Systems, Inc.*	2,725	370,954
West Pharmaceutical Services, Inc.	1,311	164,072
Wright Medical Group NV*	1,712	51,052
Zimmer Biomet Holdings, Inc.	2,095	246,665
		16,389,801
Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc.*@	2,540	88,773
Amedisys, Inc.*	980	118,982
AmerisourceBergen Corp.	6,392	544,982
AMN Healthcare Services, Inc.*	2,000	108,500
Anthem, Inc.	4,651	1,312,559
Cardinal Health, Inc.	9,239	435,157
Centene Corp.*	3,642	190,986
Chemed Corp.	623	224,803
CIGNA Corp.*	10,189	1,605,277
Covetrus, Inc.*@	1,827	44,688
CVS Health Corp.	12,179	663,634
DaVita, Inc.*	3,579	201,355
Encompass Health Corp.	3,299	209,025
Ensign Group, Inc. (The)	879	50,033
HCA Holdings, Inc.	7,891	1,066,626
HealthEquity, Inc.*	1,189	77,761
Henry Schein, Inc.*	3,682	257,372
Humana, Inc.	3,624	961,447
Laboratory Corp. of America Holdings*	1,916	331,276
LHC Group, Inc.*	200	23,916
McKesson Corp.	5,326	715,761
Molina Healthcare, Inc.*	1,312	187,800
Premier, Inc., Class A*	1,155	45,172
Quest Diagnostics, Inc.	2,847	289,853
UnitedHealth Group, Inc.	25,503	6,222,987
Universal Health Services, Inc., Class B	2,755	359,224
WellCare Health Plans, Inc.*	936	266,825
		16,604,774
Health Care Technology — 0.2%
Cerner Corp.	9,214	675,386
HMS Holdings Corp.*	1,220	39,516
Medidata Solutions, Inc.*	618	55,935
Omnicell, Inc.*	700	60,221
Teladoc Health, Inc.*@	659	43,764
Veeva Systems, Inc., Class A*	1,900	308,009
		1,182,831
Hotels, Restaurants & Leisure — 2.3%
Aramark	9,125	329,048
Caesars Entertainment Corp.*@	6,077	71,830
Carnival Corp.	8,022	373,424
Chipotle Mexican Grill, Inc.*	475	348,118
Choice Hotels International, Inc.	1,000	87,010
Churchill Downs, Inc.@	450	51,782
Cracker Barrel Old Country Store, Inc.@	814	138,974
Darden Restaurants, Inc.	3,965	482,659
Domino's Pizza, Inc.	1,095	304,717
Dunkin' Brands Group, Inc.	2,456	195,645
Eldorado Resorts, Inc.*@	1,074	49,479
Extended Stay America, Inc.	4,450	75,161
Hilton Grand Vacations, Inc.*	3,233	102,874
Hilton Worldwide Holdings, Inc.	10,106	987,760
Hyatt Hotels Corp., Class A	420	31,975
International Game Technology PLC@	1,437	18,638
Las Vegas Sands Corp.	15,505	916,190
Marriott International, Inc., Class A	11,320	1,588,083

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Marriott Vacations Worldwide Corp.	1,225	$118,090
McDonald's Corp.	20,491	4,255,161
MGM Resorts International	9,774	279,243
Norwegian Cruise Line Holdings Ltd.*	4,996	267,935
Planet Fitness, Inc. Class A*	2,043	147,995
Red Rock Resorts, Inc., Class A	2,662	57,180
Royal Caribbean Cruises Ltd.	3,090	374,539
SeaWorld Entertainment, Inc.*	1,484	46,004
Six Flags Entertainment Corp.	2,452	121,815
Starbucks Corp.	36,150	3,030,454
Texas Roadhouse, Inc.	1,857	99,665
Vail Resorts, Inc.	1,150	256,657
Wendy's Co. (The)	7,777	152,274
Wingstop, Inc.	588	55,713
Wyndham Hotels & Resorts, Inc.	3,674	204,789
Wyndham Worldwide Corp.	2,756	120,988
Wynn Resorts Ltd.	2,638	327,086
Yum! Brands, Inc.	8,968	992,489
		17,061,444
Household Durables — 0.3%
DR Horton, Inc.	7,540	325,200
Garmin Ltd.	2,389	190,642
Helen of Troy Ltd.*	818	106,822
iRobot Corp.*@	487	44,629
Leggett & Platt, Inc.	4,900	188,013
Lennar Corp., Class A	3,817	184,972
Lennar Corp.,B Shares	72	2,773
Meritage Homes Corp.*	900	46,206
Mohawk Industries, Inc.*	1,266	186,697
Newell Brands, Inc.	3,579	55,188
NVR, Inc.*	139	468,465
PulteGroup, Inc.	5,849	184,945
Tempur Sealy International, Inc.*	1,941	142,411
Toll Brothers, Inc.	2,101	76,939
Whirlpool Corp.	1,974	281,019
		2,484,921
Household Products — 1.6%
Church & Dwight Co., Inc.	7,263	530,635
Clorox Co. (The)	5,655	865,837
Colgate-Palmolive Co.	21,887	1,568,641
Energizer Holdings, Inc.@	2,587	99,962
Kimberly-Clark Corp.	9,226	1,229,641
Procter & Gamble Co. (The)	68,903	7,555,214
Spectrum Brands Holdings, Inc.@	1,392	74,848
		11,924,778
Independent Power Producers & Energy Traders — 0.1%
AES Corp.	21,747	364,480
Clearway Energy, Inc., Class A	475	7,686
Clearway Energy, Inc., Class C	2,875	48,472
NRG Energy, Inc.	7,740	271,829
Ormat Technologies, Inc.	741	46,972
Vistra Energy Corp.	4,752	107,585
		847,024
Industrial Conglomerates — 1.2%
3M Co.	23,203	4,022,008
Carlisle Cos., Inc.	1,544	216,793
General Electric Co.	72,115	757,208
Honeywell International, Inc.	20,909	3,650,502
Roper Technologies, Inc.	1,844	675,383
		9,321,894
Insurance — 1.7%
Aflac, Inc.	7,771	425,929
Alleghany Corp.*	225	153,250
Allstate Corp. (The)	3,034	308,527
American Equity Investment Life Holding Co.	2,360	64,098
American Financial Group, Inc.	705	72,241
American International Group, Inc.	8,541	455,064
American National Insurance Co.	117	13,627
Aon PLC	7,576	1,462,016
Arch Capital Group Ltd.*	3,648	135,268
Arthur J. Gallagher & Co.	3,602	315,499
Assurant, Inc.	1,143	121,592
Assured Guaranty Ltd.	1,936	81,467
Athene Holding Ltd., Class A*	2,509	108,038
Axis Capital Holdings Ltd.	1,600	95,440
Brighthouse Financial, Inc.*	1,815	66,592
Brown & Brown, Inc.	4,399	147,367
Chubb Ltd.	4,128	608,013
Cincinnati Financial Corp.	1,256	130,210
CNO Financial Group, Inc.	5,300	88,404
Enstar Group Ltd.*	300	52,284
Erie Indemnity Co., Class A	830	211,052
Everest Re Group Ltd.	406	100,355
Fidelity National Financial, Inc.	3,562	143,549
First American Financial Corp.	2,790	149,823
Genworth Financial, Inc., Class A*	12,668	46,998
Hanover Insurance Group, Inc. (The)	1,146	147,032
Hartford Financial Services Group, Inc.	8,847	492,955
Kemper Corp.	1,200	103,548
Lincoln National Corp.	2,007	129,351
Loews Corp.	2,266	123,882
Markel Corp.*	100	108,960
Marsh & McLennan Cos., Inc.	13,722	1,368,769
MBIA, Inc.*	3,900	36,309
Mercury General Corp.	800	50,000
MetLife, Inc.	7,921	393,436
National General Holdings Corp.	1,173	26,909
Old Republic International Corp.	4,650	104,067
Primerica, Inc.	1,400	167,930
Principal Financial Group, Inc.	5,804	336,168
Progressive Corp. (The)	14,182	1,133,567
Prudential Financial, Inc.	3,976	401,576
Reinsurance Group of America, Inc.	777	121,235
RenaissanceRe Holdings Ltd.	883	157,183
RLI Corp.	700	59,997
Selective Insurance Group, Inc.	1,695	126,939
Torchmark Corp.	1,112	99,480
Travelers Companies, Inc. (The)	7,029	1,050,976

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Unum Group	2,795	$93,772
White Mountains Insurance Group Ltd.	84	85,803
Willis Towers Watson PLC	1,133	217,015
WR Berkley Corp.	2,425	159,880
		12,853,442
Interactive Media & Services — 3.5%
Alphabet, Inc., Class A*	5,977	6,471,896
Alphabet, Inc., Class C*	6,240	6,744,878
Cargurus, Inc.*	251	9,064
Facebook, Inc., Class A*	64,475	12,443,675
IAC/InterActiveCorp*	1,298	282,354
Match Group, Inc.@	1,404	94,447
Snap, Inc., Class A*	3,870	55,341
TripAdvisor, Inc.*	2,215	102,532
Twitter, Inc.*	5,842	203,886
Yelp, Inc.*	1,443	49,322
Zillow Group, Inc., Class A*	436	19,951
Zillow Group, Inc., Class C*@	1,985	92,084
		26,569,430
Internet & Catalog Retail — 4.4%
Amazon.com, Inc.*	15,024	28,449,897
Booking Holdings, Inc.*	1,550	2,905,800
eBay, Inc.	29,427	1,162,367
Etsy, Inc.*	1,722	105,679
Expedia Group, Inc.	2,480	329,914
GrubHub, Inc.*@	1,212	94,524
Liberty Expedia Holdings, Inc., Class A*	1,430	68,340
Qurate Retail, Inc.*	13,550	167,885
Wayfair, Inc., Class A*@	1,168	170,528
		33,454,934
IT Services — 6.4%
Accenture PLC, Class A	24,044	4,442,610
Akamai Technologies, Inc.*	2,706	216,859
Alliance Data Systems Corp.	1,947	272,833
Amdocs Ltd.	2,698	167,519
Automatic Data Processing, Inc.	17,520	2,896,582
Black Knight, Inc.*	2,949	177,382
Booz Allen Hamilton Holding Corp.	6,462	427,849
Broadridge Financial Solutions, Inc.	5,338	681,556
CACI International, Inc., Class A*	756	154,670
Cognizant Technology Solutions Corp., Class A	15,277	968,409
CoreLogic, Inc.*	2,907	121,600
DXC Technology Co.	6,204	342,151
EPAM Systems, Inc.*	1,205	208,585
Euronet Worldwide, Inc.*	1,435	241,424
Fidelity National Information Services, Inc.	5,742	704,428
First Data Corp., Class A*	10,114	273,786
Fiserv, Inc.*@	15,797	1,440,054
FleetCor Technologies, Inc.*	2,630	738,635
Gartner, Inc., Class A*	2,233	359,379
Genpact Ltd.	4,492	171,100
Global Payments, Inc.	3,138	502,488
GoDaddy, Inc., Class A*	4,882	342,472
International Business Machines Corp.	35,691	4,921,789
Jack Henry & Associates, Inc.	2,500	334,800
KBR, Inc.	2,987	74,496
Leidos Holdings, Inc.	2,174	173,594
Liveramp Holdings, Inc.*	2,091	101,372
MasterCard, Inc., Class A	36,586	9,678,095
MAXIMUS, Inc.	2,204	159,878
MongoDB, Inc.*@	284	43,194
Okta, Inc.*	1,243	153,523
Paychex, Inc.	13,296	1,094,128
PayPal Holdings, Inc.*	22,788	2,608,314
Perspecta, Inc.	3,641	85,236
Sabre Corp.	8,718	193,540
Science Applications International Corp.	1,571	135,986
Square, Inc., Class A*	2,409	174,725
Total System Services, Inc.	5,935	761,282
Twilio, Inc., Class A*@	609	83,037
VeriSign, Inc.*	2,830	591,923
Visa, Inc., Class A	58,334	10,123,866
Western Union Co. (The)@	12,741	253,418
WEX, Inc.*	1,026	213,511
Worldpay, Inc., Class A*	3,720	455,886
		48,267,964
Leisure Equipment & Products — 0.1%
Brunswick Corp.	2,766	126,932
Hasbro, Inc.	2,087	220,554
Mattel, Inc.*@	6,202	69,525
Polaris Industries, Inc.	2,893	263,928
		680,939
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	6,058	452,351
Bio-Rad Laboratories, Inc., Class A*	290	90,651
Bio-Techne Corp.	800	166,792
Bruker Corp.	3,952	197,402
Charles River Laboratories International, Inc.*	1,546	219,377
Illumina, Inc.*	2,286	841,591
IQVIA Holdings, Inc.*	2,629	423,006
Mettler-Toledo International, Inc.*	1,116	937,440
PerkinElmer, Inc.	1,576	151,832
PRA Health Sciences, Inc.*	1,513	150,014
Syneos Health, Inc.*	927	47,361
Thermo Fisher Scientific, Inc.	6,555	1,925,072
Waters Corp.*	2,267	487,949
		6,090,838
Machinery — 2.2%
AGCO Corp.	1,297	100,608
Albany International Corp., Class A	577	47,839
Allison Transmission Holdings, Inc.	5,404	250,475
Barnes Group, Inc.	1,200	67,608

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Caterpillar, Inc.	22,217	$3,027,955
Colfax Corp.*@	1,602	44,904
Crane Co.	1,115	93,036
Cummins, Inc.	4,895	838,709
Deere & Co.	10,102	1,674,002
Donaldson Co., Inc.	5,304	269,762
Dover Corp.	4,377	438,575
Flowserve Corp.	1,775	93,525
Fortive Corp.	5,025	409,638
Gardner Denver Holdings, Inc.*	600	20,760
Graco, Inc.	6,310	316,636
Hillenbrand, Inc.	1,890	74,787
IDEX Corp.	2,054	353,576
Illinois Tool Works, Inc.	13,114	1,977,722
Ingersoll-Rand PLC	7,239	916,964
ITT, Inc.	2,957	193,624
John Bean Technologies Corp.	1,192	144,387
Kennametal, Inc.	2,100	77,679
Lincoln Electric Holdings, Inc.	1,791	147,435
Middleby Corp.*	1,500	203,550
Navistar International Corp.*	302	10,404
Nordson Corp.	1,514	213,943
Oshkosh Corp.	2,000	166,980
PACCAR, Inc.	11,883	851,536
Parker-Hannifin Corp.	4,040	686,840
Pentair PLC	3,472	129,158
Proto Labs, Inc.*	473	54,878
RBC Bearings, Inc.*	421	70,227
Rexnord Corp.*	3,100	93,682
Snap-On, Inc.	1,800	298,152
Stanley Black & Decker, Inc.	2,738	395,942
Timken Co., (The)	1,644	84,403
Toro Co. (The)	4,654	311,353
Trinity Industries, Inc.	2,646	54,905
WABCO Holdings, Inc.*	2,200	291,720
Wabtec Corp.@	2,029	145,601
Watts Water Technologies, Inc., Class A	400	37,272
Welbilt, Inc.*	2,325	38,828
Woodward, Inc.	1,254	141,903
Xylem, Inc.	4,353	364,085
		16,225,568
Marine — 0.0%
Kirby Corp.*	792	62,568

Media — 1.5%
Altice USA, Inc., Class A*	5,718	139,233
AMC Networks, Inc., Class A*@	2,046	111,487
Cable One, Inc.	211	247,079
CBS Corp., Class A	1,116	55,845
CBS Corp., Class B	11,781	587,872
Charter Communications, Inc., Class A*	4,197	1,658,570
Comcast Corp., Class A	127,638	5,396,535
Discovery, Inc., Class A*@	3,611	110,858
Discovery, Inc., Class C*	6,303	179,320
DISH Network Corp., Class A*	6,700	257,347
Fox Corp. Class A*	6,818	249,811
Fox Corp. Class B*	3,163	115,544
Interpublic Group of Cos., Inc. (The)	14,910	336,817
John Wiley & Sons, Inc., Class A	1,300	59,618
Liberty Broadband Corp., Class A*	315	32,395
Liberty Broadband Corp., Class C*	1,507	157,060
Liberty Latin America Ltd.*	3,298	56,693
Liberty SiriusXM Group, Class A*	1,263	47,754
Liberty SiriusXM Group, Class C*	1,841	69,921
Meredith Corp.@	900	49,554
New York Times Co. (The), Class A	1,201	39,177
News Corp., Class A	5,348	72,144
News Corp., Class B	1,525	21,289
Nexstar Media Group, Inc., Class A	900	90,900
Omnicom Group, Inc.	8,863	726,323
Sinclair Broadcast Group, Inc., Class A	2,200	117,986
Sirius XM Holdings, Inc.@	48,887	272,789
TEGNA, Inc.	6,935	105,065
Tribune Media Co., Class A	685	31,661
		11,396,647
Metals & Mining — 0.3%
Alcoa Corp.*	6,138	143,691
Allegheny Technologies, Inc.*@	3,100	78,120
Cleveland-Cliffs, Inc.@	11,473	122,417
Freeport-McMoRan, Inc.	29,197	338,977
Newmont Mining Corp.	4,847	186,464
Nucor Corp.	7,801	429,835
Reliance Steel & Aluminum Co.	1,803	170,600
Royal Gold, Inc.	1,115	114,276
Southern Copper Corp.	2,789	108,353
Steel Dynamics, Inc.	8,092	244,378
		1,937,111
Multi-Utilities — 0.8%
Ameren Corp.	5,621	422,193
Avista Corp.	1,575	70,245
Black Hills Corp.	1,500	117,255
Centerpoint Energy, Inc.	11,464	328,214
CMS Energy Corp.	7,847	454,420
Consolidated Edison, Inc.	7,627	668,735
Dominion Resources, Inc.	17,786	1,375,214
DTE Energy Co.	4,323	552,825
MDU Resources Group, Inc.	4,722	121,828
NiSource, Inc.	5,791	166,781
NorthWestern Corp.	1,200	86,580
Public Service Enterprise Group, Inc.	11,426	672,077
Sempra Energy	4,377	601,575
WEC Energy Group, Inc.	6,993	583,006
		6,220,948
Multiline Retail — 0.6%
Dollar General Corp.	7,633	1,031,676
Dollar Tree, Inc.*	8,281	889,297
Kohl's Corp.	6,684	317,824
Macy's, Inc.	10,814	232,068

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multiline Retail (Continued)
Nordstrom, Inc.@	5,825	$185,585
Ollie's Bargain Outlet Holdings, Inc.*	742	64,636
Target Corp.	17,186	1,488,479
		4,209,565
Oil, Gas & Consumable Fuels — 3.1%
Anadarko Petroleum Corp.	15,443	1,089,658
Apache Corp.	12,235	354,448
Cabot Oil & Gas Corp.	8,672	199,109
Cheniere Energy, Inc.*	6,986	478,192
Chesapeake Energy Corp.*@	29,883	58,272
Chevron Corp.	31,063	3,865,480
Cimarex Energy Co.	3,358	199,230
Concho Resources, Inc.	1,960	202,233
ConocoPhillips	31,100	1,897,100
Continental Resources, Inc.*	3,516	147,988
CVR Energy, Inc.	600	29,994
Delek US Holdings, Inc.	2,192	88,820
Devon Energy Corp.	7,592	216,524
Diamondback Energy, Inc.	1,701	185,358
EOG Resources, Inc.	18,442	1,718,057
EQT Corp.	5,981	94,560
Equitrans Midstream Corp.*	4,784	94,293
Exxon Mobil Corp.	81,744	6,264,043
Hess Corp.	3,951	251,165
HollyFrontier Corp.	4,361	201,827
Kinder Morgan, Inc.	27,337	570,796
Kosmos Energy Ltd.	5,400	33,858
Marathon Oil Corp.	16,317	231,865
Marathon Petroleum Corp.	6,300	352,044
Murphy Oil Corp.@	5,249	129,388
Noble Energy, Inc.	8,781	196,694
Occidental Petroleum Corp.	24,441	1,228,893
ONEOK, Inc.	7,567	520,685
Parsley Energy, Inc., Class A*	3,133	59,558
PBF Energy, Inc., Class A	3,569	111,710
Peabody Energy Corp.	3,222	77,650
Phillips 66	7,609	711,746
Pioneer Natural Resources Co.	3,205	493,121
Targa Resources Corp.@	1,874	73,573
Valero Energy Corp.	10,431	892,998
Williams Cos., Inc. (The)	10,431	292,485
WPX Energy, Inc.*	8,368	96,316
		23,709,731
Paper & Forest Products — 0.0%
Domtar Corp.	2,000	89,060
Louisiana-Pacific Corp.	3,743	98,141
		187,201
Personal Products — 0.2%
Estee Lauder Companies, Inc. (The), Class A	8,734	1,599,283
Herbalife Nutriation Ltd.*	3,676	157,186
Nu Skin Enterprises, Inc., Class A	1,688	83,252
		1,839,721
Pharmaceuticals — 4.5%
Allergan PLC	3,045	509,824
Bristol-Myers Squibb Co.	45,196	2,049,639
Catalent, Inc.*	5,834	316,261
Elanco Animal Health, Inc.*	13,976	472,389
Eli Lilly & Co.	25,881	2,867,356
Horizon Therapeutics Plc*	1,910	45,955
Jazz Pharmaceuticals PLC*	1,375	196,020
Johnson & Johnson	85,287	11,878,773
Merck & Co., Inc.	77,164	6,470,201
Mylan NV*	9,849	187,525
Nektar Therapeutics*	1,983	70,555
Perrigo Co. PLC	1,942	92,478
Pfizer, Inc.	158,767	6,877,787
Taro Pharmaceutical Industries Ltd.	475	40,575
Zoetis, Inc.	19,268	2,186,725
		34,262,063
Professional Services — 0.4%
ASGN, Inc.*	1,277	77,386
CoStar Group, Inc.*	438	242,678
Equifax, Inc.	2,549	344,727
Exponent, Inc.	2,058	120,475
FTI Consulting, Inc.*	662	55,502
Insperity, Inc.	1,714	209,348
Manpowergroup, Inc.	2,190	211,554
Nielsen Holdings PLC	8,630	195,038
Robert Half International, Inc.	5,675	323,532
TransUnion	4,425	325,282
TriNet Group, Inc.*	1,165	78,987
Verisk Analytics, Inc., Class A	5,597	819,737
		3,004,246
Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc.	1,806	41,719
CBRE Group, Inc., Class A*	9,107	467,189
Howard Hughes Corp. (The)*	803	99,444
Jones Lang LaSalle, Inc.	1,173	165,029
Kennedy-Wilson Holdings, Inc.	1,369	28,160
		801,541
Road & Rail — 1.2%
AMERCO	336	127,193
Avis Budget Group, Inc.*	1,419	49,892
CSX Corp.	26,289	2,033,980
Genesee & Wyoming, Inc., Class A*	722	72,200
JB Hunt Transport Services, Inc.	3,453	315,639
Kansas City Southern	2,261	275,435
Knight-Swift Transportation Holdings, Inc.@	2,249	73,857
Landstar System, Inc.	1,385	149,566
Norfolk Southern Corp.	7,138	1,422,817
Old Dominion Freight Line, Inc.	2,371	353,895
Ryder System, Inc.	2,122	123,713
Schneider National, Inc., Class B	1,175	21,432
Union Pacific Corp.	25,472	4,307,570
		9,327,189

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — 4.0%
Advanced Micro Devices, Inc.*@	27,528	$836,025
Analog Devices, Inc.	7,063	797,201
Applied Materials, Inc.	40,297	1,809,738
Broadcom, Inc.	9,221	2,654,357
Brooks Automation, Inc.	1,100	42,625
Cabot Microelectronics Corp.	836	92,027
Cirrus Logic, Inc.*	1,900	83,030
Cree, Inc.*	3,245	182,304
Cypress Semiconductor Corp.	9,792	217,774
Entegris, Inc.	4,137	154,393
First Solar, Inc.*	1,402	92,083
Intel Corp.	150,469	7,202,951
Kla-Tencor Corp.	5,527	653,291
Lam Research Corp.	5,029	944,647
Marvell Technology Group Ltd.	6,428	153,436
Maxim Integrated Products, Inc.	10,140	606,575
Microchip Technology, Inc.@	4,789	415,206
Micron Technology, Inc.*	37,027	1,428,872
MKS Instruments, Inc.	1,696	132,102
Monolithic Power Systems, Inc.	706	95,861
NVIDIA Corp.	16,367	2,687,952
ON Semiconductor Corp.*	14,830	299,714
Qorvo, Inc.*	896	59,683
QUALCOMM, Inc.	25,251	1,920,844
Semtech Corp.*	600	28,830
Silicon Laboratories, Inc.*	600	62,040
Skyworks Solutions, Inc.	5,902	456,048
Teradyne, Inc.	6,144	294,359
Texas Instruments, Inc.	37,767	4,334,141
Universal Display Corp.	786	147,815
Versum Materials, Inc.	3,951	203,793
Xilinx, Inc.	7,467	880,509
		29,970,226
Software — 6.6%
ACI Worldwide, Inc.*	2,645	90,829
Adobe, Inc.*	13,028	3,838,700
Alarm.com Holdings, Inc.*	373	19,956
Alteryx, Inc., Class A*@	675	73,656
ANSYS, Inc.*	1,811	370,929
Aspen Technology, Inc.*	2,399	298,148
Atlassian Corp. PLC, Class A*	854	111,737
Autodesk, Inc.*	5,545	903,280
Blackbaud, Inc.	1,688	140,948
Cadence Design Systems, Inc.*	10,300	729,343
CDK Global, Inc.	3,619	178,923
Citrix Systems, Inc.	5,699	559,300
Coupa Software, Inc.*	835	105,719
Envestnet, Inc.*	1,085	74,181
Fair Isaac Corp.*	1,150	361,123
Fortinet, Inc.*	2,910	223,575
Guidewire Software, Inc.*	801	81,205
HubSpot, Inc.*	757	129,084
Intuit, Inc.	9,509	2,484,987
j2 Global, Inc.	1,413	125,602
LogMeIn, Inc.	1,043	76,848
Manhattan Associates, Inc.*	3,523	244,250
Microsoft Corp.	213,260	28,568,310
New Relic, Inc.*	369	31,922
Nuance Communications, Inc.*	4,400	70,268
Nutanix, Inc., Class A*	954	24,747
Oracle Corp.	76,275	4,345,387
Palo Alto Networks, Inc.*	795	161,989
Paycom Software, Inc.*	2,140	485,181
Paylocity Holding Corp.*	300	28,146
Pegasystems, Inc.	255	18,159
Proofpoint, Inc.*	470	56,517
PTC, Inc.*	953	85,541
Qualys, Inc.*	503	43,801
RealPage, Inc.*	1,381	81,272
Red Hat, Inc.*	5,521	1,036,623
RingCentral, Inc., Class A*	628	72,170
Salesforce.com, Inc.*	6,960	1,056,041
ServiceNow, Inc.*	2,128	584,285
Splunk, Inc.*	1,731	217,673
SS&C Technologies Holdings, Inc.	3,246	187,002
Symantec Corp.	6,790	147,750
Synopsys, Inc.*	2,448	315,033
Tableau Software, Inc., Class A*	700	116,214
Teradata Corp.*	3,627	130,028
TiVo Corp.	1,378	10,156
Trade Desk, Inc. (The), Class A*@	483	110,018
Tyler Technologies, Inc.*	544	117,515
Verint Systems, Inc.*	1,038	55,824
VMware, Inc., Class A	1,425	238,274
Workday, Inc., Class A*	1,324	272,188
Zendesk, Inc.*	1,651	146,989
		50,037,346
Specialty Retail — 2.9%
Aaron's, Inc.	2,250	138,173
Advance Auto Parts, Inc.	1,480	228,127
American Eagle Outfitters, Inc.	7,250	122,525
AutoNation, Inc.*	2,137	89,626
AutoZone, Inc.*	658	723,451
Best Buy Co., Inc.	10,525	733,908
Burlington Stores, Inc.*	2,632	447,835
Carmax, Inc.*	4,439	385,438
Dick's Sporting Goods, Inc.@	2,102	72,792
Five Below, Inc.*	1,605	192,632
Floor & Decor Holdings, Inc., Class A*@	811	33,981
Foot Locker, Inc.	4,509	189,017
Gap, Inc. (The)	9,572	172,009
Home Depot, Inc. (The)	36,746	7,642,066
L Brands, Inc.	6,819	177,976
Lowe's Cos., Inc.	31,516	3,180,280
Monro, Inc.@	913	77,879
Murphy USA, Inc.*	1,416	118,986
O'Reilly Automotive, Inc.*	3,151	1,163,727
Penske Auto Group, Inc.@	1,318	62,341
Ross Stores, Inc.	16,016	1,587,506
Tiffany & Co.@	3,102	290,471

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
TJX Cos., Inc.	49,625	$2,624,170
Tractor Supply Co.	4,727	514,298
Ulta Salon Cosmetics & Fragrance, Inc.*	2,100	728,469
Urban Outfitters, Inc.*	3,400	77,350
Williams-Sonoma, Inc.@	3,040	197,600
		21,972,633
Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd.*	6,273	217,548
Carter's, Inc.	1,819	177,425
Columbia Sportswear Co.	858	85,937
Deckers Outdoor Corp.*	977	171,923
Hanesbrands, Inc.	17,125	294,893
Lululemon Athletica, Inc.*	3,400	612,714
NIKE, Inc., Class B	47,852	4,017,175
PVH Corp.	1,316	124,546
Ralph Lauren Corp.	1,100	124,949
Skechers U.S.A., Inc., Class A*	3,300	103,917
Steven Madden Ltd.	2,346	79,647
Tapestry, Inc.	7,810	247,811
Under Armour, Inc., Class A*@	2,760	69,966
Under Armour, Inc., Class C*	2,884	64,025
VF Corp.	9,707	847,906
Wolverine World Wide, Inc.	2,452	67,528
		7,307,910
Thrifts & Mortgage Finance — 0.0%
Essent Group Ltd.*	2,110	99,149
LendingTree, Inc.*@	202	84,846
New York Community Bancorp, Inc.@	9,133	91,147
TFS Financial Corp.@	1,093	19,750
Washington Federal, Inc.	1,476	51,557
		346,449
Tobacco — 0.9%
Altria Group, Inc.	71,788	3,399,162
Philip Morris International, Inc.	41,752	3,278,784
		6,677,946
Trading Companies & Distributors — 0.3%
Air Lease Corp.	3,438	142,127
Beacon Roofing Supply, Inc.*	1,759	64,591
Fastenal Co.	19,209	626,021
GATX Corp.@	1,100	87,219
HD Supply Holdings, Inc.*	5,845	235,437
MSC Industrial Direct Co., Class A	1,509	112,058
Triton International Ltd.	773	25,324
United Rentals, Inc.*	3,165	419,774
Univar, Inc.*	2,106	46,416
Watsco, Inc.	474	77,513
WW Grainger, Inc.	1,897	508,832
		2,345,312
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	1,285	52,094

Water Utilities — 0.1%
American States Water Co.	1,331	100,145
American Water Works Co., Inc.	4,798	556,568
Aqua America, Inc.	4,781	197,790
California Water Service Group	1,075	54,427
		908,930
Wireless Telecommunication Services — 0.1%
Sprint Corp.*	15,015	98,649
T-Mobile US, Inc.*	11,985	888,568
Telephone & Data Systems, Inc.	2,613	79,435
United States Cellular Corp.*	400	17,868
		1,084,520

TOTAL COMMON STOCKS (Identified Cost $266,853,760)		697,171,717

MUTUAL FUNDS— 3.9%
Other — 3.9%
DFA U.S. Micro Cap Portfolio	1,412,006	29,270,890

TOTAL MUTUAL FUNDS (Identified Cost $18,067,783)		29,270,890

SHORT-TERM INVESTMENTS — 0.1%
Collateral For Securities On Loan — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.330%	891,872	891,872

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $891,872)		891,872

Total Investments — 96.3% (Identified Cost $285,813,415)		727,334,479
Cash and Other Assets, Less Liabilities — 3.7%		27,968,206
Net Assets — 100.0%		$755,302,685

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were on loan. As of June 30, 2019, the market value of the securities on loan was $10,262,977.

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

Portfolio Sectors as of June 30, 2019
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.6%
Arconic, Inc.	27,929	$721,127
L3 Technologies, Inc.	9,113	2,234,234
Textron, Inc.	43,757	2,320,871
United Technologies Corp.	34,089	4,438,388
		9,714,620
Air Freight & Logistics — 0.7%
FedEx Corp.	19,292	3,167,554
XPO Logistics, Inc.*@	15,841	915,768
		4,083,322
Airlines — 1.6%
Alaska Air Group, Inc.	7,536	481,626
Delta Air Lines, Inc.	65,959	3,743,173
JetBlue Airways Corp.*	49,875	922,189
Southwest Airlines Co.	25,916	1,316,015
United Continental Holdings, Inc.*	34,619	3,030,893
		9,493,896
Auto Components — 0.6%
Autoliv, Inc.@	11,805	832,370
BorgWarner, Inc.	24,241	1,017,637
Gentex Corp.	25,695	632,354
Goodyear Tire & Rubber Co. (The)	13,369	204,546
Lear Corp.	6,743	939,098
Veoneer, Inc.*	5,087	88,056
		3,714,061
Automobiles — 1.4%
Ford Motor Co.	260,489	2,664,803
General Motors Co.	147,663	5,689,455
Harley-Davidson, Inc.@	1,792	64,207
		8,418,465
Beverages — 0.3%
Constellation Brands, Inc., Class A	3,287	647,342
Molson Coors Brewing Co., Class B	18,590	1,041,040
		1,688,382
Biotechnology — 0.1%
United Therapeutics Corp.*	3,786	295,535

Building Products — 0.5%
Fortune Brands Home & Security, Inc.	3,270	186,815
Johnson Controls International PLC	44,717	1,847,259
Owens Corning	19,528	1,136,530
		3,170,604
Capital Markets — 2.6%
Bank of New York Mellon Corp. (The)	82,786	3,655,002
Goldman Sachs Group, Inc. (The)	29,210	5,976,366
Invesco Ltd.	13,425	274,675
Janus Henderson Group PLC	710	15,194
Morgan Stanley	114,092	4,998,371
State Street Corp.	6,744	378,069
		15,297,677
Chemicals — 2.2%
Air Products & Chemicals, Inc.	7,452	1,686,909
Albemarle Corp.@	9,985	703,044
Ashland Global Holdings, Inc.	6,893	551,233
CF Industries Holdings, Inc.	25,378	1,185,406
Corteva, Inc.*	18,513	547,429
Dow, Inc.*	24,008	1,183,835
DuPont de Nemours, Inc.	18,513	1,389,771
Eastman Chemical Co.	23,262	1,810,482
FMC Corp.	1,536	127,411
Huntsman Corp.	13,051	266,763
Linde PLC	9,268	1,861,014
LyondellBasell Industries NV, Class A	9,275	798,856
Valvoline, Inc.	20,825	406,712
Westlake Chemical Corp.	7,168	497,889
		13,016,754
Commercial Banks — 12.1%
Bank of America Corp.	344,385	9,987,165
BB&T Corp.	38,546	1,893,765
CIT Group, Inc.	9,004	473,070
Citigroup, Inc.	133,771	9,367,983
Citizens Financial Group, Inc.	18,613	658,156
Comerica, Inc.	1,542	112,011
Fifth Third Bancorp	86,881	2,423,980
Huntington Bancshares, Inc.	122,871	1,698,077
JPMorgan Chase & Co.	173,943	19,446,827
KeyCorp	66,158	1,174,304
M&T Bank Corp.	3,071	522,285
PacWest Bancorp	5,207	202,188
People’s United Financial, Inc.	5,834	97,894
PNC Financial Services Group, Inc. (The)	21,328	2,927,908
Regions Financial Corp.	155,307	2,320,287
SunTrust Banks, Inc.	30,728	1,931,255
Wells Fargo & Co.	325,768	15,415,342
Zions Bancorp	23,470	1,079,151
		71,731,648
Commercial Services & Supplies — 0.6%
Republic Services, Inc.	40,514	3,510,133

Communications Equipment — 0.8%
Cisco Systems, Inc.	67,177	3,676,597
Juniper Networks, Inc.	35,649	949,333
		4,625,930
Computers & Peripherals — 1.6%
Dell Technologies, Inc., Class C*	8,315	422,402
Hewlett Packard Enterprise Co.	168,468	2,518,597
HP, Inc.	184,096	3,827,356
Western Digital Corp.	29,659	1,410,285
Xerox Corp.	34,600	1,225,186
		9,403,826

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Construction & Engineering — 0.3%
AECOM*	11,462	$433,837
Arcosa, Inc.	447	16,821
Fluor Corp.	8,142	274,304
Jacobs Engineering Group, Inc.	8,552	721,703
Quanta Services, Inc.	13,887	530,344
		1,977,009
Construction Materials — 0.5%
Martin Marietta Materials, Inc.	4,728	1,087,960
Vulcan Materials Co.	11,511	1,580,576
		2,668,536
Consumer Finance — 1.3%
Ally Financial, Inc.	66,748	2,068,521
Capital One Financial Corp.	47,279	4,290,096
Santander Consumer USA Holdings, Inc.	13,899	333,020
Synchrony Financial	22,199	769,639
		7,461,276
Containers & Packaging — 0.6%
Ball Corp.	8,846	619,131
International Paper Co.	39,412	1,707,328
Packaging Corp. of America	2,898	276,237
Sonoco Products Co.	611	39,923
WestRock Co.	24,453	891,801
		3,534,420
Distributors — 0.2%
LKQ Corp.*	47,648	1,267,913

Diversified Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B*	58,309	12,429,730
Jefferies Financial Group, Inc.	6,993	134,475
Voya Financial, Inc.	7,020	388,206
		12,952,411
Diversified Telecommunication Services — 4.4%
AT&T, Inc.	728,637	24,416,626
CenturyLink, Inc.	134,795	1,585,189
		26,001,815
Electrical Equipment — 0.7%
Eaton Corp. PLC	40,532	3,375,505
nVent Electric PLC	17,389	431,073
Sensata Technologies Holding PLC*	8,005	392,245
		4,198,823
Electronic Equipment, Instruments & Components — 1.1%
Arrow Electronics, Inc.*	17,315	1,234,040
Avnet, Inc.	10,213	462,343
Corning, Inc.	75,228	2,499,826
Flex Ltd.*	31,420	300,689
Jabil, Inc.	496	15,674
TE Connectivity Ltd.	18,004	1,724,423
		6,236,995
Energy Equipment & Services — 0.7%
Baker Hughes a GE Co.	20,187	497,206
Helmerich & Payne, Inc.	9,938	503,061
National Oilwell Varco, Inc.	29,834	663,210
Schlumberger Ltd.	37,399	1,486,236
TechnipFMC PLC	34,156	886,007
		4,035,720
Entertainment — 0.6%
Liberty Media Corp-Liberty Formula One, Class A*	1,097	39,338
Liberty Media Corp-Liberty Formula One, Class C*	2,194	82,078
Madison Square Garden Co. (The), Class A*	443	124,013
Viacom, Inc., Class B	32,985	985,262
Walt Disney Co. (The)	15,312	2,138,168
		3,368,859
Food & Staples Retailing — 2.8%
Kroger Co. (The)	52,697	1,144,052
US Foods Holding Corp.*	20,840	745,238
Walgreens Boots Alliance, Inc.	63,418	3,467,062
Walmart, Inc.	100,549	11,109,659
		16,466,011
Food Products — 2.2%
Archer-Daniels-Midland Co.	27,404	1,118,083
Bunge Ltd.	12,845	715,595
Conagra Brands, Inc.	6,443	170,868
Ingredion, Inc.	3,073	253,492
J.M. Smucker Co. (The)	18,460	2,126,407
Kraft Heinz Co. (The)	3,992	123,912
Mondelez International, Inc., Class A	74,783	4,030,804
Post Holdings, Inc.*	7,076	735,692
Seaboard Corp.	43	177,880
Tyson Foods, Inc., Class A	41,844	3,378,484
		12,831,217
Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	66,068	5,556,319
Becton Dickinson & Co.	88	22,177
Danaher Corp.	37,915	5,418,812
Medtronic PLC	89,026	8,670,242
STERIS PLC*	3,637	541,476
Zimmer Biomet Holdings, Inc.	6,835	804,753
		21,013,779

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services — 5.8%
Anthem, Inc.	28,740	$8,110,716
Cardinal Health, Inc.	25,238	1,188,710
Centene Corp.*	32,696	1,714,578
CIGNA Corp.*	31,781	5,007,097
CVS Health Corp.	113,823	6,202,215
DaVita, Inc.*	30,386	1,709,516
Humana, Inc.	10,141	2,690,407
Laboratory Corp. of America Holdings*	16,237	2,807,377
McKesson Corp.	13,077	1,757,418
Quest Diagnostics, Inc.	19,764	2,012,173
Universal Health Services, Inc., Class B	10,322	1,345,886
		34,546,093
Hotels, Restaurants & Leisure — 1.5%
Aramark	8,415	303,445
Carnival Corp.	27,865	1,297,116
Hyatt Hotels Corp., Class A	3,874	294,928
MGM Resorts International	67,948	1,941,274
Norwegian Cruise Line Holdings Ltd.*	34,226	1,835,540
Royal Caribbean Cruises Ltd.	26,539	3,216,792
		8,889,095
Household Durables — 1.6%
DR Horton, Inc.	65,701	2,833,684
Garmin Ltd.	12,982	1,035,964
Lennar Corp., Class A	23,116	1,120,201
Lennar Corp., B Shares	573	22,066
Mohawk Industries, Inc.*	5,383	793,831
Newell Brands, Inc.	19,061	293,921
PulteGroup, Inc.	50,018	1,581,569
Toll Brothers, Inc.	4,225	154,719
Whirlpool Corp.	12,182	1,734,230
		9,570,185
Independent Power Producers & Energy Traders — 0.2%
NRG Energy, Inc.	22,148	777,838
Vistra Energy Corp.	13,841	313,360
		1,091,198
Industrial Conglomerates — 0.4%
Carlisle Cos., Inc.	6,915	970,935
General Electric Co.	160,251	1,682,636
		2,653,571
Insurance — 4.9%
Aflac, Inc.	46,265	2,535,785
Alleghany Corp.*	855	582,349
Allstate Corp. (The)	19,183	1,950,719
American Financial Group, Inc.	6,623	678,659
American International Group, Inc.	41,993	2,237,387
Arch Capital Group Ltd.*	11,691	433,502
Assurant, Inc.	4,786	509,135
Athene Holding Ltd., Class A*	493	21,228
Axis Capital Holdings Ltd.	2,004	119,539
Chubb Ltd.	11,440	1,684,998
CNA Financial Corp.	4,467	210,262
Everest Re Group Ltd.	3,455	854,007
Hartford Financial Services Group, Inc.	43,394	2,417,914
Lincoln National Corp.	18,122	1,167,963
Loews Corp.	25,413	1,389,329
MetLife, Inc.	39,945	1,984,068
Old Republic International Corp.	23,484	525,572
Principal Financial Group, Inc.	32,419	1,877,708
Prudential Financial, Inc.	20,566	2,077,166
Reinsurance Group of America, Inc.	5,167	806,207
RenaissanceRe Holdings Ltd.	2,534	451,077
Travelers Companies, Inc. (The)	23,169	3,464,229
Unum Group	19,221	644,864
WR Berkley Corp.	9,972	657,454
		29,281,121
Internet & Catalog Retail — 0.1%
Qurate Retail, Inc.*	71,603	887,161

IT Services — 1.3%
Akamai Technologies, Inc.*	1,638	131,269
Amdocs Ltd.	11,181	694,228
Cognizant Technology Solutions Corp., Class A	4,000	253,560
DXC Technology Co.	26,465	1,459,545
Fidelity National Information Services, Inc.	24,496	3,005,169
Leidos Holdings, Inc.	20,264	1,618,081
Worldpay, Inc., Class A*	2,677	328,066
		7,489,918
Life Sciences Tools & Services — 1.3%
Bio-Rad Laboratories, Inc., Class A*	172	53,766
IQVIA Holdings, Inc.*	10,948	1,761,533
Thermo Fisher Scientific, Inc.	20,616	6,054,507
		7,869,806
Machinery — 2.0%
AGCO Corp.	8,713	675,867
Cummins, Inc.	6,944	1,189,785
Dover Corp.	12,012	1,203,602
Ingersoll-Rand PLC	16,931	2,144,650
Oshkosh Corp.	7,274	607,306
PACCAR, Inc.	13,511	968,198
Parker-Hannifin Corp.	2,864	486,909
Pentair PLC	20,400	758,880
Snap-On, Inc.	3,803	629,929
Stanley Black & Decker, Inc.	17,622	2,548,318
Wabtec Corp.@	5,333	382,696
		11,596,140

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media — 4.9%
Altice USA, Inc., Class A*	15,295	$372,433
Charter Communications, Inc., Class A*	20,137	7,957,740
Comcast Corp., Class A	428,572	18,120,024
Discovery, Inc., Class A*@	13,510	414,757
Discovery, Inc., Class C*	27,483	781,891
DISH Network Corp., Class A*	6,484	249,050
Fox Corp. Class A*	4,454	163,195
Fox Corp. Class B*	2,300	84,019
Interpublic Group of Cos., Inc. (The)	4,998	112,905
Liberty Broadband Corp., Class C*	1,360	141,739
Liberty SiriusXM Group, Class A*	4,389	165,948
Liberty SiriusXM Group, Class C*	8,778	333,388
News Corp., Class A	8,320	112,237
News Corp., Class B	1,734	24,207
		29,033,533
Metals & Mining — 1.6%
Alcoa Corp.*	9,542	223,378
Freeport-McMoRan, Inc.	129,727	1,506,131
Newmont Mining Corp.	54,345	2,090,652
Nucor Corp.	56,664	3,122,187
Reliance Steel & Aluminum Co.	12,373	1,170,733
Royal Gold, Inc.	1,245	127,600
Steel Dynamics, Inc.	33,820	1,021,364
		9,262,045
Multi-Utilities — 0.0%
MDU Resources Group, Inc.	5,121	132,122

Multiline Retail — 1.1%
Dollar Tree, Inc.*	15,698	1,685,808
Kohl’s Corp.	33,121	1,574,904
Macy’s, Inc.	35,738	766,937
Target Corp.	30,047	2,602,371
		6,630,020
Oil, Gas & Consumable Fuels — 13.2%
Anadarko Petroleum Corp.	20,295	1,432,015
Apache Corp.	41,053	1,189,305
Chevron Corp.	161,713	20,123,566
Cimarex Energy Co.	2,537	150,520
Concho Resources, Inc.	16,586	1,711,343
ConocoPhillips	97,287	5,934,507
Devon Energy Corp.	52,433	1,495,389
Diamondback Energy, Inc.	8,333	908,047
Exxon Mobil Corp.	274,085	21,003,134
Hess Corp.	19,643	1,248,706
HollyFrontier Corp.	23,643	1,094,198
Kinder Morgan, Inc.	132,947	2,775,933
Marathon Oil Corp.	102,694	1,459,282
Marathon Petroleum Corp.	75,262	4,205,641
Murphy Oil Corp.@	12,323	303,762
Noble Energy, Inc.	50,097	1,122,173
Occidental Petroleum Corp.	58,030	2,917,748
Phillips 66	21,239	1,986,696
Pioneer Natural Resources Co.	6,321	972,549
Targa Resources Corp.@	19,687	772,912
Valero Energy Corp.	60,582	5,186,425
		77,993,851
Personal Products — 0.0%
Coty, Inc., Class A	4,869	65,245

Pharmaceuticals — 4.1%
Allergan PLC	3,547	593,874
Jazz Pharmaceuticals PLC*	2,340	333,590
Mylan NV*	58,437	1,112,641
Perrigo Co. PLC	10,679	508,534
Pfizer, Inc.	506,888	21,958,388
		24,507,027
Professional Services — 0.2%
Manpowergroup, Inc.	8,693	839,744
Nielsen Holdings PLC	25,124	567,802
		1,407,546
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A*	14,488	743,234
Jones Lang LaSalle, Inc.	5,491	772,529
		1,515,763
Road & Rail — 1.3%
AMERCO	845	319,875
Genesee & Wyoming, Inc., Class A*	1,210	121,000
Kansas City Southern	14,222	1,732,524
Norfolk Southern Corp.	27,918	5,564,895
		7,738,294
Semiconductors & Semiconductor Equipment — 5.3%
Analog Devices, Inc.	10,368	1,170,236
Broadcom, Inc.	7,660	2,205,008
Intel Corp.	451,952	21,634,942
Lam Research Corp.	1,417	266,169
Marvell Technology Group Ltd.	18,929	451,835
Micron Technology, Inc.*	110,111	4,249,184
ON Semiconductor Corp.*	26,031	526,087
Qorvo, Inc.*	9,563	636,991
Skyworks Solutions, Inc.	5,876	454,039
		31,594,491
Software — 0.0%
SS&C Technologies Holdings, Inc.	3,456	199,100

Specialty Retail — 0.3%
Advance Auto Parts, Inc.	4,932	760,219
Carmax, Inc.*@	6,257	543,295
Foot Locker, Inc.	6,612	277,175
Gap, Inc. (The)	17,531	315,032
		1,895,721
The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
Textiles, Apparel & Luxury Goods — 0.3%
PVH Corp.	9,516	$900,594
Ralph Lauren Corp.	4,113	467,196
Tapestry, Inc.	9,322	295,787
		1,663,577
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc.@	8,435	84,181

Wireless Telecommunication Services — 0.3%
Sprint Corp.*	29,977	196,949
T-Mobile US, Inc.*	24,396	1,808,719
		2,005,668
TOTAL COMMON STOCKS (Identified Cost $434,440,391)		591,782,109

SHORT-TERM INVESTMENTS — 0.7%
Investment Company — 0.6%
State Street Institutional U.S. Government Money Market Fund, 2.310%	3,957,381	3,957,381

Collateral For Securities On Loan — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.330%	412,055	412,055
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,369,436)		4,369,436

Total Investments — 100.5% (Identified Cost $438,809,827)		596,151,545
Liabilities, Less Cash and Other Assets — (0.5%)		(3,175,606)
Net Assets — 100.0%		$592,975,939

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were on loan. As of June 30, 2019, the market value of the securities on loan was $4,390,723.

Portfolio Sectors as of June 30, 2019
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.5%
AAR Corp.	6,733	$247,707
Aerojet Rocketdyne Holdings, Inc.*	16,439	735,974
Aerovironment, Inc.*	4,738	268,976
Arotech Corp.*	9,457	18,819
Astronics Corp.*	4,622	185,897
Astronics Corp. Class B*	693	27,824
Axon Enterprise, Inc.*	13,444	863,239
BWX Technologies, Inc.	3,185	165,939
CPI Aerostructures, Inc.*	1,342	11,286
Cubic Corp.	6,175	398,164
Curtiss-Wright Corp.	2,920	371,220
Ducommun, Inc.*	3,610	162,703
HEXCEL Corp.	5,725	463,038
Innovative Solutions & Support, Inc.*	3,248	16,565
Kratos Defense & Security Solutions, Inc.*	17,754	406,389
Mercury Systems, Inc.*	8,267	581,584
Moog, Inc., Class A	6,352	594,611
National Presto Industries, Inc.@	1,177	109,802
SIFCO Industries, Inc.*	1,187	3,430
Triumph Group, Inc.	5,537	126,797
Vectrus, Inc.*	2,671	108,336
Wesco Aircraft Holdings, Inc.*	12,061	133,877
		6,002,177
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.*	12,829	313,028
Atlas Air Worldwide Holdings, Inc.*	5,507	245,832
Echo Global Logistics, Inc.*	5,962	124,427
Forward Air Corp.	5,899	348,926
HUB Group, Inc., Class A*	7,437	312,205
Radiant Logistics, Inc.*	9,354	57,434
XPO Logistics, Inc.*@	4,500	260,145
		1,661,997
Airlines — 0.5%
Alaska Air Group, Inc.	4,884	312,136
Allegiant Travel Co.	3,245	465,658
Hawaiian Holdings, Inc.@	10,212	280,115
JetBlue Airways Corp.*	17,878	330,564
Skywest, Inc.	10,165	616,711
Spirit Airlines, Inc.*	3,315	158,225
		2,163,409
Auto Components — 1.5%
American Axle & Manufacturing Holdings, Inc.*	24,538	313,105
Autoliv, Inc.@	5,166	364,255
Cooper Tire & Rubber Co.	10,809	341,024
Cooper-Standard Holdings, Inc.*	4,019	184,151
Dana, Inc.	32,214	642,347
Delphi Technologies PLC	2,052	41,040
Dorman Products, Inc.*	7,027	612,333
Fox Factory Holding Corp.*	8,405	693,497
Gentex Corp.	16,324	401,734
Gentherm, Inc.*	7,341	307,074
Goodyear Tire & Rubber Co. (The)	30,115	460,760
Horizon Global Corp.*	3,431	12,317
LCI Industries	6,043	543,870
Modine Manufacturing Co.*	11,514	164,765
Motorcar Parts of America, Inc.*	5,445	116,577
Shiloh Industries, Inc.*	7,004	34,109
Standard Motor Products, Inc.	5,019	227,561
Stoneridge, Inc.*	6,832	215,550
Strattec Security Corp.	1,541	37,138
Superior Industries International, Inc.	3,031	10,487
Tenneco, Inc. Class A	10,923	121,136
Tower International, Inc.	5,646	110,097
Visteon Corp.*@	5,952	348,668
		6,303,595
Automobiles — 0.2%
Harley-Davidson, Inc.@	9,017	323,079
Thor Industries, Inc.	875	51,144
Winnebago Industries, Inc.@	6,981	269,815
		644,038
Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A*@	1,852	699,612
Coca-Cola Consolidated Inc.	1,354	405,184
Craft Brew Alliance, Inc.*	6,018	84,192
MGP Ingredients, Inc.@	3,800	251,978
National Beverage Corp.@	4,756	212,260
Primo Water Corp.*@	5,815	71,525
		1,724,751
Biotechnology — 1.7%
Achillion Pharmaceuticals, Inc.*	23,152	62,047
Acorda Therapeutics, Inc.*	12,575	96,450
Aduro Biotech, Inc.*	1,186	1,826
Adverum Biotechnologies, Inc.*	8,282	98,473
Agios Pharmaceuticals, Inc.*@	1,978	98,663
Alder Biopharmaceuticals, Inc.*@	5,213	61,357
Alkermes PLC*	4,984	112,339
Alnylam Pharmaceuticals, Inc.*	4,926	357,431
AMAG Pharmaceuticals, Inc.*@	2,638	26,354
Anika Therapeutics, Inc.*	3,341	135,711
Applied Genetic Technologies Corp.*	2,241	8,493
Aquinox Pharmaceuticals, Inc.*	1,970	4,649
Aravive, Inc.*	1,937	11,622
Ardelyx, Inc.*	10,642	28,627
Array Biopharma, Inc.*	13,049	604,560
BioSpecifics Technologies Corp.*	1,701	101,567
BioTime, Inc.*@	3,419	3,761
Bluebird Bio, Inc.*@	3,759	478,145
Blueprint Medicines Corp.*	1,810	170,737
Calithera Biosciences, Inc.*	3,632	14,165
Cellular Biomedicine Group, Inc.*@	2,000	33,060
Chimerix, Inc.*	13,027	56,277
Concert Pharmaceuticals, Inc.*	4,026	48,312
Corvus Pharmaceuticals, Inc.*@	1,065	3,983
Emergent BioSolutions, Inc.*	9,812	474,018
Enanta Pharmaceuticals, Inc.*	4,112	346,971

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Exelixis, Inc.*	19,552	$417,826
Five Prime Therapeutics, Inc.*	4,603	27,756
Infinity Pharmaceuticals, Inc.*@	17,874	32,173
Intrexon Corp.*@	872	6,680
Ionis Pharmaceuticals, Inc.*@	4,594	295,256
Karyopharm Therapeutics, Inc.*@	2,354	14,100
Kindred Biosciences, Inc.*	3,345	27,864
Ligand Pharmaceuticals, Inc.*@	2,408	274,873
MacroGenics, Inc.*	2,337	39,659
Madrigal Pharmaceuticals, Inc.*@	101	10,586
MEI Pharma, Inc.*	13,204	33,010
Merrimack Pharmaceuticals, Inc.*	4,336	26,233
Minerva Neurosciences, Inc.*	5,077	28,583
Miragen Therapeutics, Inc.*	3,286	6,736
Myriad Genetics, Inc.*	15,483	430,118
Neurocrine Biosciences, Inc.*	4,199	354,522
OPKO Health, Inc.*@	23,063	56,274
PDL BioPharma, Inc.*	18,262	57,343
Pfenex, Inc.*	2,903	19,566
Proteostasis Therapeutics, Inc.*	1,871	1,826
PTC Therapeutics, Inc.*	1,434	64,530
Repligen Corp.*	5,344	459,317
Retrophin, Inc.*	8,973	180,268
Sage Therapeutics, Inc.*@	1,909	349,519
Sierra Oncology, Inc.*	10,246	5,738
Spectrum Pharmaceuticals, Inc.*	4,922	42,378
Syndax Pharmaceuticals, Inc.*	6,974	64,928
United Therapeutics Corp.*	796	62,136
Verastem, Inc.*	9,653	14,576
Zafgen, Inc.*	3,913	4,656
		6,848,628
Building Products — 1.9%
A.O. Smith Corp.	4,485	211,513
AAON, Inc.	11,897	596,991
Advanced Drainage Systems, Inc.	12,236	401,218
American Woodmark Corp.*	3,686	311,909
Apogee Enterprises, Inc.	5,943	258,164
Armstrong Flooring, Inc.*	7,252	71,432
Armstrong World Industries, Inc.	11,660	1,133,352
Builders FirstSource, Inc.*	23,094	389,365
Continental Building Products, Inc.*	8,368	222,338
Cornerstone Building Brands, Inc.*	12,026	70,112
CSW Industrials, Inc.	1,329	90,571
Fortune Brands Home & Security, Inc.	5,535	316,214
Gibraltar Industries, Inc.*	7,151	288,614
Griffon Corp.	10,377	175,579
Insteel Industries, Inc.	4,690	97,646
Masonite International Corp.*	169	8,903
Owens Corning	6,708	390,406
Patrick Industries, Inc.*	5,227	257,116
PGT Innovations, Inc.*	13,657	228,345
Quanex Building Products Corp.	9,211	173,996
Simpson Manufacturing Co., Inc.	9,021	599,536
Trex Co., Inc.*@	15,148	1,086,112
Universal Forest Products, Inc.	13,969	531,660
		7,911,092
Capital Markets — 2.0%
Affiliated Managers Group, Inc.	2,857	263,244
Ares Management Corp., Class A	1,225	32,058
Artisan Partners Asset Management, Inc., Class A	10,977	302,087
BGC Partners, Inc., Class A	58,742	307,221
Blucora, Inc.*	10,400	315,848
BrightSphere Investment Group PLC	5,801	66,189
Cohen & Steers, Inc.	7,453	383,382
Cowen Group, Inc.*	6,131	105,392
Diamond Hill Investment Group, Inc.	739	104,731
Donnelley Financial Solutions, Inc.*	7,095	94,647
Eaton Vance Corp.	5,715	246,488
Evercore, Inc., Class A	9,789	867,012
Federated Investors, Inc., Class B	20,626	670,345
Gain Capital Holdings, Inc.@	9,997	41,288
GAMCO Investors, Inc., Class A	1,700	32,589
Greenhill & Co., Inc.@	3,087	41,952
Houlihan Lokey, Inc.	1,002	44,619
Interactive Brokers Group, Inc., Class A	16,151	875,384
Intl FCStone, Inc.*	3,859	152,778
Janus Henderson Group PLC	16,584	354,898
Ladenburg Thalmann Financial Services, Inc.	35,937	123,264
Lazard Ltd., Class A	7,066	243,000
LPL Financial Holdings, Inc.	5,582	455,324
Manning & Napier, Inc.@	2,524	4,417
Moelis & Co., Class A	3,839	134,173
Morningstar, Inc.	2,318	335,276
Oppenheimer Holdings, Inc., Class A	3,360	91,459
Piper Jaffray Cos.	3,087	229,271
PJT Partners, Inc., Class A	597	24,190
Pzena Investment Management, Inc., Class A	4,481	38,492
Safeguard Scientifics, Inc.*	5,542	66,892
Silvercrest Asset Management Group, Inc., Class A	759	10,649
Stifel Financial Corp.	12,616	745,101
Virtu Financial, Inc., Class A@	5,099	111,056
Virtus Investment Partners, Inc.	1,764	189,454
Waddell & Reed Financial, Inc., Class A@	3,742	62,379
Westwood Holdings Group, Inc.	2,110	74,272
WisdomTree Investments, Inc.	32,848	202,672
		8,443,493
Chemicals — 2.6%
Advanced Emissions Solutions, Inc.@	2,266	28,642
AdvanSix, Inc.*	7,340	179,316
AgroFresh Solutions, Inc.*@	3,359	5,072
Albemarle Corp.@	2,380	167,576
American Vanguard Corp.	7,947	122,463
Ashland Global Holdings, Inc.	2,893	231,353

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Chemicals (Continued)
Axalta Coating Systems Ltd.*	16,391	$487,960
Balchem Corp.	7,418	741,578
Cabot Corp.	9,527	454,533
Chase Corp.	2,101	226,152
Chemours Co. (The)	10,027	240,648
Core Molding Technologies, Inc.	1,500	11,205
Element Solutions, Inc.*	30,212	312,392
Ferro Corp.*	16,853	266,278
Flotek Industries, Inc.*	6,893	22,816
FutureFuel Corp.	10,473	122,429
GCP Applied Technologies, Inc.*	2,256	51,076
H.B. Fuller Co.	13,143	609,835
Hawkins, Inc.	2,398	104,097
Huntsman Corp.	9,523	194,650
Ingevity Corp.*	948	99,701
Innophos Holdings, Inc.	5,000	145,550
Innospec, Inc.	5,199	474,357
Intrepid Potash, Inc.*	15,892	53,397
Koppers Holdings, Inc.*	4,597	134,968
Kraton Corp.*	6,776	210,530
Kronos Worldwide, Inc.@	10,857	166,329
Minerals Technologies, Inc.	8,284	443,277
NewMarket Corp.	516	206,885
Northern Technologies International Corp.	800	19,560
Olin Corp.	2,299	50,371
Omnova Solutions, Inc.*	10,952	68,231
PolyOne Corp.	19,426	609,782
Quaker Chemical Corp.	2,948	598,090
Rayonier Advanced Materials, Inc.@	12,548	81,437
RPM International, Inc.	6,495	396,910
Scotts Miracle-Gro Co. (The)@	3,120	307,320
Sensient Technologies Corp.	8,813	647,579
Stepan Co.	3,991	366,813
Trecora Resources*	5,488	52,520
Tredegar Corp.	8,700	144,594
Trinseo SA	8,507	360,187
Tronox Holdings PLC Class A	12,458	159,213
Valvoline, Inc.	3,829	74,780
W.R. Grace & Co.	4,369	332,525
		10,784,977
Commercial Banks — 10.2%
1st Source Corp.	5,609	260,258
Allegiance Bancshares, Inc.*	1,614	53,811
American National Bankshares, Inc.	2,356	91,295
Ameris Bancorp	9,632	377,478
AmeriServ Financial, Inc.	4,400	18,260
Arrow Financial Corp.	3,710	128,848
Associated Banc-Corp.	39,708	839,427
Atlantic Capital Bancshares, Inc.*	2,502	42,834
Atlantic Union Bankshares Corp.	12,121	428,235
Banc of California, Inc.	8,558	119,555
Bancfirst Corp.	6,580	366,243
Bancorp, Inc. (The)*	13,385	119,394
BancorpSouth Bank	20,043	582,049
Bank of Hawaii Corp.	9,487	786,567
Bank of Marin Bancorp	2,100	86,142
Bank OZK	3,630	109,227
BankFinancial Corp.	4,900	68,551
BankUnited, Inc.	3,750	126,525
Bankwell Financial Group, Inc.	326	9,356
Banner Corp.	6,855	371,198
Bar Harbor Bankshares	2,489	66,183
BCB Bancorp, Inc.	878	12,160
Berkshire Hills Bancorp, Inc.	7,927	248,829
BOK Financial Corp.	2,528	190,813
Boston Private Financial Holdings, Inc.	18,069	218,093
Bridge Bancorp, Inc.	2,975	87,644
Brookline Bancorp, Inc.	17,819	274,056
Bryn Mawr Bank Corp.	5,148	192,123
C&F Financial Corp.	962	52,535
Cadence BanCorp	6,063	126,110
Camden National Corp.	3,982	182,654
Capital City Bank Group, Inc.	1,890	46,967
Carolina Financial Corp.	4,074	142,957
Cathay General Bancorp	16,356	587,344
CenterState Bank Corp.	14,477	333,405
Central Pacific Financial Corp.	7,849	235,156
Central Valley Community Bancorp	2,688	57,711
Century Bancorp, Inc., Class A	975	85,703
Chemical Financial Corp.	13,615	559,713
CIT Group, Inc.	6,260	328,900
Citizens & Northern Corp.	852	22,433
Citizens Community Bancorp, Inc.	400	4,336
City Holding Co.	3,674	280,179
Civista Bancshares, Inc.	270	6,062
CNB Financial Corp.	3,877	109,486
Columbia Banking System, Inc.	14,629	529,277
Commerce Bancshares, Inc.	6,329	377,588
Community Bank System, Inc.	10,370	682,761
Community Trust Bancorp, Inc.	4,634	195,972
Connectone Bancorp, Inc.	6,144	139,223
Cullen/Frost Bankers, Inc.	3,657	342,515
Customers Bancorp, Inc.*	5,348	112,308
CVB Financial Corp.	27,325	574,645
Eagle Bancorp, Inc.	6,777	366,839
East West Bancorp, Inc.	10,129	473,733
Enterprise Bancorp, Inc.	331	10,496
Enterprise Financial Services Corp.	3,837	159,619
Equity Bancshares, Inc., Class A*	2,190	58,385
Farmers & Merchants Bancorp, Inc./ Archbold OH	1,205	35,090
Farmers National Banc Corp.	6,489	96,232
FB Financial Corp.	630	23,058
Fidelity Southern Corp.	7,376	228,435
Financial Institutions, Inc.	4,216	122,896
First Bancorp	35,131	387,846
First Bancorp, Inc.	3,020	81,087
First Bancorp/Southern Pines NC	4,576	166,658
First Busey Corp.	7,922	209,220

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
First Business Financial Services, Inc.	551	$12,949
First Citizens Bancshares, Inc., Class A	410	184,611
First Commonwealth Financial Corp.	21,526	289,955
First Community Bancshares, Inc.	5,007	169,036
First Financial Bancorp	20,073	486,168
First Financial Bankshares, Inc.@	27,608	850,050
First Financial Corp.	2,698	108,352
First Financial Northwest, Inc.	2,239	31,682
First Foundation, Inc.	6,207	83,422
First Hawaiian, Inc.	1,200	31,044
First Horizon National Corp.	19,448	290,359
First Internet Bancorp	1,284	27,657
First Interstate Bancsystem, Inc., Class A	6,668	264,119
First Merchants Corp.	8,330	315,707
First Mid Bancshares, Inc.	500	17,460
First Midwest Bancorp, Inc.	18,632	381,397
First of Long Island Corp. (The)	5,134	103,091
Flushing Financial Corp.	7,140	158,508
FNB Corp.	24,564	289,118
Franklin Financial Network, Inc.	2,740	76,336
Fulton Financial Corp.	33,159	542,813
German American Bancorp, Inc.	4,050	121,986
Glacier Bancorp, Inc.	19,481	789,955
Great Southern Bancorp, Inc.	3,247	194,333
Great Western Bancorp, Inc.	1,271	45,400
Hancock Whiteny Corp.	6,326	253,420
Hanmi Financial Corp.	8,053	179,340
HarborOne Bancorp, Inc.*	4,196	78,591
Heartland Financial USA, Inc.	5,400	241,542
Heritage Commerce Corp.	11,190	137,078
Heritage Financial Corp.	5,733	169,353
Hilltop Holdings, Inc.	25,969	552,361
Home Bancshares, Inc.	14,737	283,835
HomeTrust Bancshares, Inc.	2,644	66,470
Hope Bancorp, Inc.	26,078	359,355
Horizon Bancorp, Inc.	9,114	148,923
Howard Bancorp, Inc.*	499	7,570
Iberiabank Corp.	4,398	333,588
Independent Bank Corp.	5,646	429,943
Independent Bank Group, Inc.	2,477	136,136
International Bancshares Corp.	13,041	491,776
Investors Bancorp, Inc.	2,762	30,796
Lakeland Bancorp, Inc.	6,732	108,722
Lakeland Financial Corp.	5,055	236,726
LegacyTexas Financial Group, Inc.	10,058	409,461
Live Oak Bancshares, Inc.@	500	8,575
Macatawa Bank Corp.	10,065	103,267
MBT Financial Corp.	5,012	50,220
Mercantile Bank Corp.	4,107	133,806
Midland States Bancorp, Inc.	1,086	29,018
Midsouth Bancorp, Inc.	3,530	41,831
MidWestOne Financial Group, Inc.	613	17,139
National Bank Holdings Corp., Class A	5,759	209,052
NBT Bancorp, Inc.	9,449	354,432
Nicolet Bankshares, Inc.*	1,020	63,301
Northeast Bank*	2,190	60,400
Northrim Bancorp, Inc.	1,680	59,909
OFG Bancorp	10,569	251,225
Old Line Bancshares, Inc.	3,023	80,442
Old National Bancorp	29,051	481,956
Old Second Bancorp, Inc.	2,244	28,656
Opus Bank	4,401	92,905
Pacific Mercantile Bancorp*	2,500	20,625
Pacific Premier Bancorp, Inc.	6,414	198,064
PacWest Bancorp	6,913	268,432
Park National Corp.	3,450	342,895
Peapack Gladstone Financial Corp.	4,278	120,297
Penns Woods Bancorp, Inc.	1,159	52,445
People’s United Financial, Inc.	26,500	444,670
People’s Utah Bancorp	3,598	105,781
Peoples Bancorp, Inc.	4,491	144,880
Pinnacle Financial Partners, Inc.	3,114	178,993
Popular, Inc.	10,180	552,163
Preferred Bank	3,769	178,085
Premier Financial Bancorp, Inc.	1,726	25,890
Prosperity Bancshares, Inc.@	3,651	241,149
QCR Holdings, Inc.	3,022	105,377
Renasant Corp.	8,712	313,109
Republic Bancorp, Inc., Class A	4,594	228,552
Republic First Bancorp, Inc.*	3,546	17,411
S&T Bancorp, Inc.	7,502	281,175
Sandy Spring Bancorp, Inc.	6,300	219,744
Seacoast Banking Corp. of Florida*	5,668	144,194
Select Bancorp, Inc.*	200	2,288
ServisFirst Bancshares, Inc.	6,378	218,510
Sierra Bancorp	3,623	98,256
Signature Bank	3,629	438,528
Simmons First National Corp., Class A	15,870	369,136
South State Corp.	6,422	473,109
Southern First Bancshares, Inc.*	1,759	68,882
Southern National Bancorp of Virginia, Inc.	3,875	59,326
Southside Bancshares, Inc.	6,142	198,878
Sterling Bancorp	46,690	993,563
Stock Yards Bancorp, Inc.	4,336	156,746
Summit Financial Group, Inc.	392	10,525
Synovus Financial Corp.	10,832	379,120
TCF Financial Corp.	40,956	851,475
Texas Capital Bancshares, Inc.*	3,548	217,741
Tompkins Financial Corp.	2,420	197,472
TowneBank	6,582	179,557
Trico Bancshares	5,350	202,230
TriState Capital Holdings, Inc.*	6,765	144,365
Triumph Bancorp, Inc.*	4,016	116,665
Trustmark Corp.	12,632	420,014
UMB Financial Corp.	10,571	695,783
Umpqua Holdings Corp.	9,156	151,898
United Bankshares, Inc.	11,450	424,680

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
United Community Banks, Inc.	15,888	$453,761
Univest Financial Corp.	6,110	160,449
Valley National Bancorp	57,348	618,211
Veritex Holdings, Inc.	9,429	244,683
Washington Trust Bancorp, Inc.	3,000	156,540
Webster Financial Corp.	3,323	158,740
WesBanco, Inc.	11,283	434,960
West Bancorp, Inc.	4,527	96,063
Westamerica Bancorp	5,498	338,732
Western Alliance Bancorp*	4,100	183,352
Wintrust Financial Corp.	5,592	409,111
		41,904,596
Commercial Services & Supplies — 2.9%
ABM Industries, Inc.	14,023	560,920
ACCO Brands Corp.	24,340	191,556
ARC Document Solutions, Inc.*	5,486	11,191
Brady Corp., Class A	9,812	483,928
Brink’s Co. (The)	7,356	597,160
Casella Waste Systems, Inc., Class A*	9,857	390,633
Ceco Environmental Corp.*	4,211	40,383
Cimpress NV*@	6,005	545,794
Civeo Corp.*	16,915	29,094
Clean Harbors, Inc.*	12,448	885,053
Covanta Holding Corp.	25,646	459,320
Deluxe Corp.	9,018	366,672
Ennis, Inc.	5,800	119,016
Healthcare Services Group, Inc.@	7,841	237,739
Heritage-Crystal Clean, Inc.*	3,229	84,955
Herman Miller, Inc.	12,375	553,162
HNI Corp.	8,878	314,104
Hudson Technologies, Inc.*	2,952	2,538
Iaa, Inc.*	5,924	229,733
Interface, Inc.	13,207	202,463
KAR Auction Services, Inc.	5,924	148,100
Kimball International, Inc., Class B	9,760	170,117
Knoll, Inc.	10,471	240,624
LSC Communications, Inc.	4,787	17,568
Matthews International Corp., Class A	6,981	243,288
Mcgrath Rentcorp	5,000	310,750
Mobile Mini, Inc.	9,463	287,959
MSA Safety, Inc.	8,699	916,788
Multi-Color Corp.	4,321	215,920
NL Industries, Inc.*	7,891	28,802
Pico Holdings, Inc.*	2,830	32,885
Pitney Bowes, Inc.@	4,177	17,878
Quad/Graphics, Inc.@	4,591	36,315
SP Plus Corp.*	5,458	174,274
Steelcase, Inc., Class A	17,645	301,729
Stericycle, Inc.*@	1,600	76,400
Team, Inc.*	6,603	101,158
Tetra Tech, Inc.	13,369	1,050,135
UniFirst Corp.	3,000	565,710
US Ecology, Inc.	4,572	272,217
Viad Corp.	4,500	298,080
Virco Manufacturing Corp.	2,494	11,647
VSE Corp.	2,564	73,561
		11,897,319
Communications Equipment — 1.2%
Acacia Communications, Inc.*	545	25,702
ADTRAN, Inc.	10,951	167,003
Applied Optoelectronics, Inc.*@	4,381	45,037
Bk Technologies Corp.	2,000	8,600
CalAmp Corp.*	8,914	104,116
Ciena Corp.*	27,004	1,110,675
Clearfield, Inc.*	3,231	42,811
CommScope Holding Co., Inc.*	3,352	52,727
Communications Systems, Inc.	1,418	4,268
Comtech Telecommunications Corp.	5,725	160,930
Digi International, Inc.*	7,600	96,368
EMCORE Corp.*	4,428	14,568
Finisar Corp.*	25,900	592,333
Harmonic, Inc.*	10,330	57,331
Infinera Corp.*@	22,351	65,041
InterDigital, Inc.	6,891	443,780
KVH Industries, Inc.*	5,534	60,155
Lantronix, Inc.*	1,100	3,663
Lumentum Holdings, Inc.*	5,615	299,897
NETGEAR, Inc.*	7,407	187,323
NetScout Systems, Inc.*	12,873	326,845
Network-1 Technologies, Inc.	1,343	3,357
Optical Cable Corp.*	374	1,541
PC-Tel, Inc.*	4,100	18,163
Plantronics, Inc.	8,418	311,803
Ribbon Communications, Inc.*	13,960	68,264
Tessco Technologies, Inc.	1,000	17,860
Viasat, Inc.*	4,646	375,490
Viavi Solutions, Inc.*	33,947	451,156
		5,116,807
Computers & Peripherals — 0.6%
AstroNova, Inc.	1,572	40,620
Avid Technology, Inc.*	14,913	136,007
CCUR Holdings, Inc.*	1,362	5,244
Cray, Inc.*	9,462	329,467
Diebold Nixdorf, Inc.*@	5,013	45,919
Electronics for Imaging, Inc.*	10,234	377,737
Intevac, Inc.*	4,883	23,634
Pure Storage, Inc., Class A*	8,857	135,246
Super Micro Computer, Inc.*	11,510	222,718
Transact Technologies, Inc.	1,515	17,059
Xerox Corp.	28,195	998,385
		2,332,036
Construction & Engineering — 1.3%
AECOM*	9,184	347,614
Aegion Corp.*	7,119	130,990
Ameresco, Inc., Class A*	6,298	92,770
Arcosa, Inc.	1,853	69,728
Argan, Inc.	1,886	76,496

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Construction & Engineering (Continued)
Comfort Systems USA, Inc.	7,710	$393,133
Dycom Industries, Inc.*	6,260	368,526
EMCOR Group, Inc.	9,013	794,045
Fluor Corp.	5,309	178,860
Goldfield Corp. (The)*	11,707	26,926
Granite Construction, Inc.	9,465	456,024
Great Lakes Dredge & Dock Corp.*	17,460	192,758
IES Holdings, Inc.*	6,062	114,269
MasTec, Inc.*@	7,480	385,445
MYR Group, Inc.*	4,536	169,420
Northwest Pipe Co.*	3,331	85,873
NV5 Global, Inc.*	2,453	199,674
Orion Marine Group, Inc.*	3,431	9,195
Primoris Services Corp.	11,126	232,867
Quanta Services, Inc.	5,826	222,495
Sterling Construction Co., Inc.*	7,450	99,979
Tutor Perini Corp.*@	10,146	140,725
Valmont Industries, Inc.	4,290	544,015
		5,331,827
Construction Materials — 0.1%
Eagle Materials, Inc.	1,439	133,395
Forterra, Inc.*@	1,512	7,515
Summit Materials, Inc., Class A*@	5,300	102,025
United States Lime & Minerals, Inc.	1,679	134,320
US Concrete, Inc.*	3,055	151,803
		529,058
Consumer Finance — 1.1%
Atlanticus Holdings Corp.*	5,476	22,178
Consumer Portfolio Services, Inc.*	7,272	27,634
Encore Capital Group, Inc.*@	6,224	210,807
Enova International, Inc.*	8,364	192,790
Ezcorp, Inc., Class A*@	14,462	136,955
FirstCash, Inc.	11,198	1,120,024
Green Dot Corp., Class A*	10,586	517,655
LendingClub Corp.*	41,757	136,963
Navient Corp.	25,118	342,861
Nelnet, Inc., Class A	8,024	475,181
OneMain Holdings, Inc.	8,524	288,196
PRA Group, Inc.*	9,904	278,699
Regional Management Corp.*	3,472	91,557
Santander Consumer USA Holdings, Inc.	16,393	392,776
SLM Corp.	14,278	138,782
World Acceptance Corp.*	1,946	319,358
		4,692,416
Containers & Packaging — 0.8%
AptarGroup, Inc.	3,542	440,412
Berry Plastics Group, Inc.*	8,905	468,314
Crown Holdings, Inc.*	5,848	357,313
Graphic Packaging Holding Co.	7,664	107,143
Greif, Inc., Class B	1,193	52,074
Greif, Inc., Class A	5,187	168,837
Myers Industries, Inc.	8,111	156,299
Sealed Air Corp.	10,307	440,933
Silgan Holdings, Inc.	16,218	496,271
Sonoco Products Co.	6,084	397,529
UFP Technologies, Inc.*	913	37,990
		3,123,115
Distributors — 0.2%
Core-Mark Holding Co., Inc.	9,750	387,270
Pool Corp.	2,619	500,229
Weyco Group, Inc.	1,489	39,771
		927,270
Diversified Consumer Services — 1.5%
Adtalem Global Education, Inc.*	12,620	568,531
American Public Education, Inc.*	4,460	131,927
Bright Horizons Family Solutions, Inc.*	2,527	381,248
Career Education Corp.*	14,924	284,601
Carriage Services, Inc.	5,101	96,970
Chegg, Inc.*	3,762	145,175
Collectors Universe, Inc.	1,790	38,199
Frontdoor, Inc.*	2,710	118,020
Graham Holdings Co., Class B	523	360,886
Grand Canyon Education, Inc.*	8,480	992,330
H&R Block, Inc.	11,717	343,308
Houghton Mifflin Harcourt Co.*	14,959	86,164
K12, Inc.*	8,696	264,445
Regis Corp.*	8,486	140,868
Service Corp. International	4,000	187,120
ServiceMaster Global Holdings, Inc.*	7,451	388,122
Sotheby’s*	10,625	617,631
Strategic Education, Inc.	5,403	961,734
Universal Technical Institute, Inc.*	5,900	20,237
Weight Watchers International, Inc.*@	6,398	122,202
Zovio, Inc.*	3,315	11,868
		6,261,586
Diversified Financial Services — 0.3%
A-Mark Precious Metals, Inc.*	1,856	24,221
Cannae Holdings, Inc.*	4,237	122,788
Jefferies Financial Group, Inc.	22,600	434,598
Marlin Business Services Corp.	3,196	79,676
On Deck Capital, Inc.*	14,292	59,312
Voya Financial, Inc.	11,507	636,337
		1,356,932
Diversified Telecommunication Services — 0.7%
Alaska Communications Systems Group, Inc.*	2,448	4,186
ATN International, Inc.	3,600	207,828
Cincinnati Bell, Inc.*	6,675	33,041
Cogent Communications Holdings, Inc.	11,951	709,411
Consolidated Communications Holdings, Inc.	8,637	42,581
GCI Liberty, Inc., Class A*	8,984	552,157
IDT Corp., Class B*	6,820	64,585

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Telecommunication Services (Continued)
Intelsat SA*	9,952	$193,567
Orbcomm, Inc.*	17,501	126,882
Vonage Holdings Corp.*	51,054	578,442
Zayo Group Holdings, Inc.*	9,177	302,015
		2,814,695
Electric Utilities — 1.2%
Allete, Inc.	11,644	968,897
El Paso Electric Co.	9,131	597,167
Genie Energy Ltd., Class B	4,900	52,185
Hawaiian Electric Industries, Inc.	8,115	353,408
IDACORP, Inc.	3,214	322,782
MGE Energy, Inc.	7,061	516,018
OGE Energy Corp.	4,121	175,390
Otter Tail Corp.	8,033	424,223
PNM Resources, Inc.	20,971	1,067,634
Portland General Electric Co.	6,399	346,634
Spark Energy, Inc., Class A	2,000	22,380
		4,846,718
Electrical Equipment — 1.2%
Acuity Brands, Inc.	2,065	284,784
Allied Motion Technologies, Inc.	2,312	87,625
Atkore International Group, Inc.*	9,891	255,880
AZZ, Inc.	5,693	261,992
Encore Wire Corp.	4,184	245,099
EnerSys	8,454	579,099
Espey Manufacturing & Electronics Corp.	565	13,984
Generac Holdings, Inc.*	14,198	985,483
Hubbell, Inc.	3,798	495,259
LSI Industries, Inc.	3,137	11,450
nVent Electric PLC	1,295	32,103
Powell Industries, Inc.	3,021	114,798
Preformed Line Products Co.	1,398	77,617
Regal Beloit Corp.	6,159	503,252
Sensata Technologies Holding PLC*	5,391	264,159
Sunrun, Inc.*@	8,165	153,175
Thermon Group Holdings, Inc.*	7,945	203,789
TPI Composites, Inc.*	564	13,942
Ultralife Corp.*	3,600	28,620
Vicor Corp.*	6,439	199,931
		4,812,041
Electronic Equipment, Instruments & Components — 3.4%
Anixter International, Inc.*	6,907	412,417
Arlo Technologies, Inc.*	16,012	64,208
Arrow Electronics, Inc.*	10,507	748,834
Avnet, Inc.	13,159	595,708
AVX Corp.	15,493	257,184
Badger Meter, Inc.	6,208	370,556
Bel Fuse, Inc., Class B	3,168	54,395
Belden, Inc.	9,004	536,368
Benchmark Electronics, Inc.	7,901	198,473
Cognex Corp.	8,564	410,901
Coherent, Inc.*	520	70,912
Control4 Corp.*	5,091	120,911
CTS Corp.	8,046	221,909
Daktronics, Inc.	11,985	73,948
Data I/O Corp.*	4,458	20,061
ePlus, Inc.*	2,400	165,456
Fabrinet*	7,727	383,800
FARO Technologies, Inc.*	4,145	217,944
Flex Ltd.*	16,684	159,666
FLIR Systems, Inc.	4,522	244,640
Frequency Electronics, Inc.*	1,400	15,946
IEC Electronics Corp.*	800	5,024
II-VI, Inc.*@	15,632	571,506
Insight Enterprises, Inc.*	7,366	428,701
Itron, Inc.*	8,406	525,963
Kemet Corp.	12,384	232,943
Key Tronic Corp.*	1,700	8,466
Kimball Electronics, Inc.*	5,879	95,475
Knowles Corp.*	11,920	218,255
LightPath Technologies, Inc., Class A*	4,009	3,648
Littelfuse, Inc.	4,934	872,874
Methode Electronics, Inc.	8,327	237,902
MTS Systems Corp.	3,800	222,414
NAPCO Security Technologies, Inc.*	4,850	143,948
National Instruments Corp.	6,986	293,342
Novanta, Inc.*	4,922	464,145
OSI Systems, Inc.*	4,223	475,637
PAR Technology Corp.*@	3,000	84,600
Park Electrochemical Corp.	4,648	77,575
PC Connection, Inc.	6,200	216,876
PCM, Inc.*	3,512	123,061
Perceptron, Inc.*	1,100	4,895
Plexus Corp.*	6,360	371,233
Richardson Electronics Ltd.	2,700	15,120
Rogers Corp.*	3,742	645,794
Sanmina Corp.*	14,114	427,372
Scansource, Inc.*	6,290	204,802
SYNNEX Corp.	3,640	358,176
Tech Data Corp.*	4,480	468,608
TTM Technologies, Inc.*	20,635	210,477
Vishay Intertechnology, Inc.	34,292	566,504
Vishay Precision Group, Inc.*	3,234	131,397
Wayside Technology Group, Inc.	315	3,556
		14,054,526
Energy Equipment & Services — 1.1%
Archrock, Inc.	21,713	230,158
Basic Energy Services, Inc.*	3,202	6,084
CARBO Ceramics, Inc.*	4,505	6,082
Core Laboratories NV	2,189	114,441
Dawson Geophysical Co.*	2,775	6,938
Diamond Offshore Drilling, Inc.*@	20,830	184,762
DMC Global, Inc.	3,484	220,711
Dril-Quip, Inc.*	7,866	377,568
Ensco Rowan plc@	26,586	226,779
Era Group, Inc.*	6,415	53,501
Exterran Corp.*	8,570	121,865
Forum Energy Technologies, Inc.*	13,194	45,123

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
Frank’s International NV*@	12,111	$66,126
Geospace Technologies Corp.*	1,646	24,871
Gulf Island Fabrication, Inc.*	1,823	12,943
Helix Energy Solutions Group, Inc.*	17,953	154,934
Helmerich & Payne, Inc.	7,229	365,932
Hornbeck Offshore Services, Inc.*	9,178	11,473
ION Geophysical Corp.*	1,706	13,733
KLX Energy Services Holdings, Inc.*	3,833	78,308
Matrix Service Co.*	6,910	139,997
McDermott International, Inc.*@	19,039	183,917
Mitcham Industries, Inc.*	2,601	10,274
Nabors Industries Ltd.	50,859	147,491
Natural Gas Services Group, Inc.*	3,685	60,803
Newpark Resources, Inc.*	20,693	153,542
Noble Corp. PLC*	29,917	55,945
Oceaneering International, Inc.*	19,653	400,725
Oil States International, Inc.*	7,268	133,004
Patterson-UTI Energy, Inc.	599	6,894
Pioneer Energy Services Corp.*@	29,293	7,408
RigNet, Inc.*	2,347	23,658
SEACOR Holdings, Inc.*	4,319	205,196
SEACOR Marine Holdings, Inc.*	5,046	75,488
Superior Energy Services, Inc.*	18,698	24,307
Tetra Technologies, Inc.*	15,222	24,812
Transocean Ltd.*@	46,000	294,860
U.S. Silica Holdings, Inc.@	13,442	171,923
		4,442,576
Entertainment — 0.5%
AMC Entertainment Holdings, Inc., Class A@	6,707	62,576
Ballantyne Strong, Inc.*	3,464	11,189
Cinemark Holdings, Inc.	489	17,653
Gaia, Inc.*@	1,407	10,665
Glu Mobile, Inc.*	14,543	104,419
IMAX Corp.*	4,817	97,303
Lions Gate Entertainment Corp., Class A	4,059	49,723
Lions Gate Entertainment Corp., Class B	5,120	59,443
Madison Square Garden Co. (The), Class A*	300	83,982
Marcus Corp. (The)	4,500	148,320
Reading International, Inc., Class A*	4,951	64,264
Rosetta Stone, Inc.*	3,923	89,758
World Wrestling Entertainment, Inc., Class A@	1,925	139,004
Zynga, Inc., Class A*	155,342	952,247
		1,890,546
Food & Staples Retailing — 0.4%
Andersons, Inc. (The)	6,913	188,310
Casey’s General Stores, Inc.	2,053	320,247
Chefs’ Warehouse Inc. (The)*	6,651	233,251
Ingles Markets, Inc., Class A	2,846	88,596
Natural Grocers by Vitamin Cottage, Inc.*	2,710	27,236
Performance Food Group Co.*	1,300	52,039
PriceSmart, Inc.	6,530	333,814
SpartanNash Co.	8,657	101,027
Sprouts Farmers Market, Inc.*	8,100	153,009
United Natural Foods, Inc.*	8,554	76,729
Village Super Market, Inc., Class A	2,388	63,306
Weis Markets, Inc.	6,090	221,737
		1,859,301
Food Products — 1.6%
B&G Foods, Inc.@	23,846	495,997
Bunge Ltd.	5,273	293,759
Cal-Maine Foods, Inc.@	9,394	391,918
Calavo Growers, Inc.@	3,721	359,970
Coffee Holding Co., Inc.*	600	2,454
Darling Ingredients, Inc.*	37,935	754,527
Dean Foods Co.@	11,073	10,229
Farmer Bros. Co.*	3,998	65,447
Flowers Foods, Inc.	9,698	225,672
Fresh Del Monte Produce, Inc.	10,489	282,679
Hostess Brands, Inc.*	4,664	67,348
Ingredion, Inc.	3,376	278,486
J&J Snack Foods Corp.	4,900	788,655
John B. Sanfilippo & Son, Inc.	2,254	179,621
Lancaster Colony Corp.	5,159	766,627
Landec Corp.*	7,274	68,157
Lifeway Foods, Inc.*	3,800	13,832
Limoneira Co.	2,072	41,316
Pilgrim’s Pride Corp.*	2,408	61,139
Post Holdings, Inc.*	1,658	172,382
Rocky Mountain Chocolate Factory, Inc.	1,260	10,584
Sanderson Farms, Inc.	6,194	845,853
Seaboard Corp.	20	82,735
Seneca Foods Corp., Class A*	2,138	59,501
Tootsie Roll Industries, Inc.@	8,452	312,132
TreeHouse Foods, Inc.*	225	12,173
		6,643,193
Gas Utilities — 1.1%
Chesapeake Utilities Corp.	3,064	291,141
National Fuel Gas Co.	2,585	136,359
New Jersey Resources Corp.	19,713	981,116
Northwest Natural Holding Co.	5,935	412,483
ONE Gas, Inc.	9,334	842,860
RGC Resources, Inc.	600	18,312
South Jersey Industries, Inc.@	17,084	576,243
Southwest Gas Corp.	4,554	408,129
Spire, Inc.	11,344	951,989
		4,618,632
Health Care Equipment & Supplies — 3.5%
Accuray, Inc.*	14,711	56,932
Angiodynamics, Inc.*	8,960	176,422
Apollo Endosurgery, Inc.*@	1,905	6,191
Atrion Corp.	400	341,096
Avanos Medical, Inc.*	9,638	420,313
Cantel Medical Corp.	10,310	831,398
Conmed Corp.	7,150	611,825

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
CryoLife, Inc.*	8,010	$239,739
Cutera, Inc.*	3,187	66,226
Electromed, Inc.*	2,929	15,963
FONAR Corp.*	1,982	42,633
Globus Medical, Inc., Class A*	18,325	775,147
Haemonetics Corp.*	12,126	1,459,243
Heska Corp.*	1,387	118,131
Hill-Rom Holdings, Inc.	4,271	446,832
ICU Medical, Inc.*	3,065	772,104
Inogen, Inc.*	3,628	242,205
Insulet Corp.*@	4,137	493,875
Integer Holdings Corp.*	7,181	602,630
Integra LifeSciences Holdings Corp.*	16,147	901,810
IntriCon Corp.*@	1,000	23,360
Invacare Corp.@	9,456	49,077
Iridex Corp.*	671	3,053
Lantheus Holdings, Inc.*	8,245	233,333
LeMaitre Vascular, Inc.	4,804	134,416
LivaNova PLC*	5,780	415,929
Masimo Corp.*	3,574	531,883
Meridian Bioscience, Inc.	13,409	159,299
Merit Medical Systems, Inc.*	11,860	706,382
Mesa Laboratories, Inc.	877	214,286
Misonix, Inc.*	2,200	55,924
Natus Medical, Inc.*	7,664	196,888
Neogen Corp.*	7,090	440,360
Novocure Ltd.*	5,520	349,030
NuVasive, Inc.*	9,715	568,716
Nuvectra Corp.*	4,525	15,159
OraSure Technologies, Inc.*	14,221	131,971
Orthofix Medical, Inc.*	3,915	207,025
Penumbra, Inc.*@	1,995	319,200
Quidel Corp.*	7,203	427,282
RTI Surgical Holdings Inc*	15,534	66,019
SeaSpine Holdings Corp.*	2,964	39,273
SurModics, Inc.*	4,156	179,415
Utah Medical Products, Inc.	831	79,527
Varex Imaging Corp.*	2,200	67,430
West Pharmaceutical Services, Inc.	1,000	125,150
		14,360,102
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.*@	4,406	153,990
Addus HomeCare Corp.*	3,117	233,619
Amedisys, Inc.*	9,026	1,095,847
American Renal Associates Holdings, Inc.*	3,424	25,475
AMN Healthcare Services, Inc.*	12,615	684,364
BioScrip, Inc.*	9,341	24,287
BioTelemetry, Inc.*	7,066	340,228
Brookdale Senior Living, Inc.*	15,683	113,074
Capital Senior Living Corp.*	10,327	51,945
Chemed Corp.	3,195	1,152,884
Corvel Corp.*	3,918	340,905
Cross Country Healthcare, Inc.*	10,203	95,704
CynergisTek, Inc.*	2,905	14,060
Digirad Corp.	210	1,451
Diplomat Pharmacy, Inc.*	7,290	44,396
Encompass Health Corp.	3,890	246,470
Ensign Group, Inc. (The)	12,996	739,732
Enzo Biochem, Inc.*	16,338	55,059
Guardant Health, Inc.*@	2,553	220,400
HealthEquity, Inc.*	7,664	501,226
LHC Group, Inc.*	7,449	890,751
Magellan Health, Inc.*	5,040	374,119
MEDNAX, Inc.*	2,085	52,604
National Healthcare Corp.	3,000	243,450
National Research Corp.	5,162	297,280
Owens & Minor, Inc.	7,490	23,968
Patterson Cos., Inc.@	6,194	141,843
Premier, Inc., Class A*	1,300	50,843
Providence Service Corp. (The)*	3,126	179,245
Psychemedics Corp.	2,439	24,609
Quorum Health Corp.*@	3,902	5,424
RadNet, Inc.*	11,696	161,288
Select Medical Holdings Corp.*	32,016	508,094
Surgery Partners, Inc.*	1,077	8,767
Tenet Healthcare Corp.*	16,691	344,836
Tivity Health, Inc.*@	11,398	187,383
Triple-S Management Corp., Class B*	5,369	128,051
U.S. Physical Therapy, Inc.	2,650	324,810
		10,082,481
Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc.*	34,771	404,387
Computer Programs & Systems, Inc.	2,670	74,199
Evolent Health, Inc., Class A*	3,026	24,057
HealthStream, Inc.*	7,364	190,433
HMS Holdings Corp.*	20,254	656,027
Medidata Solutions, Inc.*	1,558	141,014
NextGen Healthcare, Inc.*	14,176	282,102
Omnicell, Inc.*	8,824	759,129
Simulations Plus, Inc.	3,432	98,018
Teladoc Health, Inc.*@	1,287	85,470
		2,714,836
Hotels, Restaurants & Leisure — 3.3%
BBX Capital Corp.	2,088	10,252
Biglari Holdings, Inc., Class A*	7	3,714
Biglari Holdings, Inc., Class B*	74	7,686
BJ’s Restaurants, Inc.	4,955	217,723
Bloomin’ Brands, Inc.	18,974	358,798
Brinker International, Inc.@	14,448	568,529
Caesars Entertainment Corp.*@	41,187	486,830
Carrols Restaurant Group, Inc.*	8,916	80,511
Cheesecake Factory, Inc. (The)@	9,354	408,957
Choice Hotels International, Inc.	10,908	949,105
Churchill Downs, Inc.@	4,317	496,757
Chuy’s Holdings, Inc.*	3,969	90,969
Cracker Barrel Old Country Store, Inc.@	3,034	517,995

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Dave & Buster’s Entertainment, Inc.@	7,940	$321,332
Del Frisco’s Restaurant Group, Inc.*@	2,470	19,661
Del Taco Restaurants, Inc.*	9,103	116,700
Denny’s Corp.*	20,830	427,640
DineEquity, Inc.@	1,127	107,595
Dover Motorsports, Inc.	4,000	8,320
Drive Shack, Inc.*	17,393	81,573
Dunkin’ Brands Group, Inc.	5,347	425,942
El Pollo Loco Holdings, Inc.*	4,284	45,667
Eldorado Resorts, Inc.*@	7,498	345,433
Everi Holdings, Inc.*	4,400	52,492
Extended Stay America, Inc.	8,000	135,120
Famous Dave’s of America, Inc.*	2,602	11,475
Fiesta Restaurant Group, Inc.*	6,458	84,858
Habit Restaurants, Inc. (The), Class A*	2,386	25,029
Hilton Grand Vacations, Inc.*	559	17,787
International Game Technology PLC@	969	12,568
Jack in the Box, Inc.	8,843	719,732
Lindblad Expeditions Holdings, Inc.*	9,143	164,117
Luby’s, Inc.*	7,260	7,841
Marriott Vacations Worldwide Corp.	9,567	922,259
Monarch Casino & Resort, Inc.*	1,490	63,683
Nathan’s Famous, Inc.	1,394	108,899
Papa John’s International, Inc.@	12,036	538,250
Penn National Gaming, Inc.*	11,868	228,578
Planet Fitness, Inc. Class A*	14,937	1,082,036
Playa Hotels & Resorts NV*	1,000	7,710
Potbelly Corp.*	6,131	31,207
RCI Hospitality Holdings, Inc.	2,209	38,680
Red Lion Hotels Corp.*	7,375	52,436
Red Robin Gourmet Burgers, Inc.*	2,986	91,282
Ruth’s Hospitality Group, Inc.	7,088	160,969
Scientific Games Corp., Class A*@	900	17,838
SeaWorld Entertainment, Inc.*	3,757	116,467
Shake Shack, Inc., Class A*	2,567	185,337
Six Flags Entertainment Corp.	2,932	145,662
Speedway Motorsports, Inc.	4,469	82,900
Texas Roadhouse, Inc.	17,624	945,880
Town Sports International Holdings, Inc.*	8,000	17,360
Wendy’s Co. (The)	49,718	973,478
Wingstop, Inc.	2,302	218,115
Wyndham Hotels & Resorts, Inc.	5,108	284,720
		13,642,454

Household Durables — 2.1%
Bassett Furniture Industries, Inc.	2,600	39,650
Beazer Homes USA, Inc.*	1,643	15,789
Cavco Industries, Inc.*	1,974	310,984
Century Communities, Inc.*	5,284	140,449
CSS Industries, Inc.	2,100	10,248
Dixie Group, Inc. (The)*	1,200	696
Ethan Allen Interiors, Inc.	6,848	144,219
Flexsteel Industries, Inc.	1,493	25,471
Green Brick Partners, Inc.*	4,024	33,439
Hamilton Beach Brands Holding Co., Class A	2,000	38,100
Helen of Troy Ltd.*	6,811	889,449
Hooker Furniture Corp.	2,500	51,550
Installed Building Products, Inc.*	6,010	355,912
iRobot Corp.*@	6,627	607,298
KB Home	21,141	543,958
La-Z-Boy, Inc.	10,848	332,600
Leggett & Platt, Inc.	5,623	215,755
Libbey, Inc.*@	7,340	13,652
Lifetime Brands, Inc.	3,200	30,272
M.D.C. Holdings, Inc.	13,039	427,418
M/I Homes, Inc.*	5,641	160,994
Meritage Homes Corp.*	10,314	529,521
New Home Co., Inc. (The)*	3,433	13,217
Newell Brands, Inc.	13,382	206,351
Orleans Homebuilders, Inc.*@§	4,953	—
PulteGroup, Inc.	12,367	391,045
Roku, Inc.*@	3,533	320,019
Skyline Champion Corp.*	2,906	79,566
Taylor Morrison Home Corp., Class A*	9,818	205,785
Tempur Sealy International, Inc.*	6,494	476,465
Toll Brothers, Inc.	18,692	684,501
TopBuild Corp.*	4,720	390,627
TRI Pointe Group, Inc.*@	30,174	361,183
Tupperware Brands Corp.	11,712	222,879
Universal Electronics, Inc.*	3,172	130,115
VOXX International Corp.*	3,284	13,661
William Lyon Homes, Class A*	5,111	93,174
ZAGG, Inc.*@	6,699	46,625
		8,552,637
Household Products — 0.3%
Central Garden & Pet Co.*@	3,317	89,393
Central Garden & Pet Co., Class A*	7,899	194,631
Energizer Holdings, Inc.@	11,460	442,814
Spectrum Brands Holdings, Inc.@	3,776	203,036
WD-40 Co.@	3,216	511,473
		1,441,347
Independent Power Producers & Energy Traders — 0.3%
Atlantica Yield PLC	1,800	40,806
Clearway Energy, Inc., Class A	6,260	101,287
Clearway Energy, Inc., Class C	11,658	196,554
Ormat Technologies, Inc.	8,775	556,247
Pattern Energy Group, Inc., Class A@	11,892	274,586
TerraForm Power, Inc., Class A	1,900	27,170
		1,196,650
Industrial Conglomerates — 0.1%
Carlisle Cos., Inc.	1,200	168,492
Raven Industries, Inc.	7,655	274,661
		443,153

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance — 4.1%
Ambac Financial Group, Inc.*	10,249	$172,696
American Equity Investment Life Holding Co.	17,733	481,628
American National Insurance Co.	1,527	177,850
AMERISAFE, Inc.	4,254	271,278
Argo Group International Holdings Ltd.	8,037	595,140
Assurant, Inc.	4,262	453,392
Assured Guaranty Ltd.	5,276	222,014
Atlas Financial Holdings, Inc.*	1,218	883
Axis Capital Holdings Ltd.	4,364	260,313
Brighthouse Financial, Inc.*	5,795	212,619
Citizens, Inc.*@	11,958	87,293
CNO Financial Group, Inc.	45,733	762,826
Crawford & Co., Class A	10,528	110,860
Crawford & Co., Class B	4,945	46,038
Donegal Group, Inc., Class A	5,984	91,376
eHealth, Inc.*	4,939	425,248
EMC Insurance Group, Inc.	5,700	205,371
Employers Holdings, Inc.	6,824	288,450
Enstar Group Ltd.*	1,353	235,801
Erie Indemnity Co., Class A	856	217,664
FBL Financial Group, Inc., Class A	5,864	374,123
FedNat Holding Co.	3,068	43,780
First Acceptance Corp.*	9,380	9,849
First American Financial Corp.	6,017	323,113
Genworth Financial, Inc., Class A*	14,918	55,346
Global Indemnity Ltd.	3,187	98,669
Greenlight Capital Re Ltd., Class A*@	7,144	60,653
Hallmark Financial Services, Inc.*	5,700	81,111
Hanover Insurance Group, Inc. (The)	2,043	262,117
HCI Group, Inc.	3,024	122,381
Health Insurance Innovations, Inc., Class A*	1,669	43,260
Heritage Insurance Holdings, Inc.	3,869	59,621
Horace Mann Educators Corp.	8,139	327,920
Independence Holding Co.	3,520	136,294
Investors Title Co.	393	65,631
James River Group Holdings Ltd.	829	38,880
Kemper Corp.	17,836	1,539,068
Kingstone Cos, Inc.	2,759	23,865
Kinsale Capital Group, Inc.	400	36,592
Maiden Holdings Ltd.	18,753	12,002
MBIA, Inc.*	29,495	274,598
Mercury General Corp.	12,090	755,625
National General Holdings Corp.	17,357	398,170
Old Republic International Corp.	21,106	472,352
Primerica, Inc.	8,809	1,056,640
ProAssurance Corp.	11,080	400,099
Protective Insurance Corp., Class B	1,818	31,579
RenaissanceRe Holdings Ltd.	2,704	481,339
RLI Corp.	10,370	888,813
Safety Insurance Group, Inc.	3,796	361,113
Selective Insurance Group, Inc.	13,673	1,023,971
State Auto Financial Corp.	9,300	325,500
Stewart Information Services Corp.	5,055	204,677
Third Point Reinsurance Ltd.*	655	6,760
Unico American Corp.*	1,700	10,455
United Fire Group, Inc.	5,627	272,684
United Insurance Holdings Corp.	9,819	140,019
Universal Insurance Holdings, Inc.	8,083	225,516
Unum Group	16,023	537,572
White Mountains Insurance Group Ltd.	28	28,601
		16,929,098
Interactive Media & Services — 0.3%
ANGI Homeservices, Inc., Class A*@	2,836	36,897
Cargurus, Inc.*	2,133	77,023
DHI Group, Inc.*	8,881	31,705
Liberty TripAdvisor Holdings, Inc., Class A*	3,488	43,251
Meet Group, Inc. (The)*@	26,238	91,308
QuinStreet, Inc.*	5,714	90,567
Travelzoo, Inc.*	2,482	38,322
TripAdvisor, Inc.*	7,356	340,509
Yelp, Inc.*	812	27,754
Zedge, Inc., Class B*	2,411	3,978
Zillow Group, Inc., Class A*	2,264	103,601
Zillow Group, Inc., Class C*@	5,510	255,609
		1,140,524
Internet & Catalog Retail — 0.5%
1-800-Flowers.com, Inc., Class A*	8,747	165,143
Etsy, Inc.*	5,990	367,606
Groupon, Inc.*	8,500	30,430
GrubHub, Inc.*@	5,293	412,801
Liberty Expedia Holdings, Inc., Class A*	1,750	83,632
Liquidity Services, Inc.*	11,034	67,197
Overstock.com, Inc.*@	4,366	59,378
PetMed Express, Inc.@	6,065	95,038
Qurate Retail, Inc.*	3,585	44,418
Rubicon Project, Inc. (The)*	6,096	38,771
Shutterfly, Inc.*	7,985	403,642
Shutterstock, Inc.	4,226	165,617
Stamps.com, Inc.*	2,543	115,122
		2,048,795
IT Services — 2.6%
Alithya Group, Inc., Class A*	2,741	7,181
Alliance Data Systems Corp.	1,598	223,928
Booz Allen Hamilton Holding Corp.	8,116	537,360
CACI International, Inc., Class A*	6,111	1,250,250
Carbonite, Inc.*	7,780	202,591
Cardtronics PLC, Class A*	5,567	152,090
Cass Information Systems, Inc.	3,640	176,467
Computer Task Group, Inc.*	4,027	16,148
Conduent, Inc.*	3,934	37,727
CoreLogic, Inc.*	4,731	197,898
CSG Systems International, Inc.	6,914	337,611
Endurance International Group Holdings, Inc.*	1,300	6,240
The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
EPAM Systems, Inc.*	2,126	$368,011
Euronet Worldwide, Inc.*	1,500	252,360
ExlService Holdings, Inc.*	6,947	459,405
Genpact Ltd.	11,793	449,195
GTT Communications, Inc.*@	7,000	123,200
Hackett Group, Inc. (The)	7,235	121,476
Internap Corp.*@	3,747	11,278
KBR, Inc.	27,114	676,223
Limelight Networks, Inc.*	30,307	81,829
Liveramp Holdings, Inc.*	25,440	1,233,331
Mantech International Corp., Class A	5,860	385,881
MAXIMUS, Inc.	2,656	192,666
MoneyGram International, Inc.*@	131	324
MongoDB, Inc.*@	717	109,049
NIC, Inc.	14,552	233,414
Perficient, Inc.*	7,103	243,775
PFSweb, Inc.*	6,940	28,107
PRGX Global, Inc.*	4,649	31,241
Sabre Corp.	14,878	330,292
Science Applications International Corp.	12,120	1,049,107
ServiceSource International, Inc.*	10,651	10,118
Steel Connect, Inc.*	6,850	12,467
SYKES Enterprises, Inc.*	9,313	255,735
TTEC Holdings, Inc.	10,800	503,172
Virtusa Corp.*	6,329	281,198
		10,588,345
Leisure Equipment & Products — 0.4%
American Outdoor Brands Corp.*	11,555	104,111
Brunswick Corp.	3,641	167,085
Callaway Golf Co.	19,272	330,708
Clarus Corp.	1,900	27,436
Escalade, Inc.	1,950	22,367
Jakks Pacific, Inc.*	5,129	3,590
Johnson Outdoors, Inc., Class A	1,000	74,570
Malibu Boats, Inc., Class A*	4,760	184,926
Marine Products Corp.	4,652	71,827
MasterCraft Boat Holdings, Inc.*	2,852	55,871
Mattel, Inc.*@	16,916	189,628
Nautilus, Inc.*	7,268	16,062
Polaris Industries, Inc.	3,640	332,077
Vista Outdoor, Inc.*	4,965	44,089
		1,624,347
Life Sciences Tools & Services — 0.5%
Bio-Techne Corp.	815	169,919
Bruker Corp.	4,906	245,055
Cambrex Corp.*	6,977	326,593
Charles River Laboratories International, Inc.*	3,120	442,728
Harvard Bioscience, Inc.*	10,123	20,246
Luminex Corp.	9,996	206,318
NeoGenomics, Inc.*	4,184	91,797
PRA Health Sciences, Inc.*	4,139	410,382
Syneos Health, Inc.*	4,999	255,399
		2,168,437
Machinery — 5.4%
Actuant Corp., Class A	12,707	315,261
AGCO Corp.	4,565	354,107
Alamo Group, Inc.	2,414	241,231
Albany International Corp., Class A	5,824	482,868
Allison Transmission Holdings, Inc.	7,356	340,951
Altra Industrial Motion Corp.	9,860	353,777
Astec Industries, Inc.	4,624	150,557
Barnes Group, Inc.	10,114	569,823
Blue Bird Corp.*	2,584	50,879
Briggs & Stratton Corp.	9,985	102,246
Chart Industries, Inc.*	6,711	515,942
CIRCOR International, Inc.*	4,536	208,656
Columbus McKinnon Corp.	5,051	211,990
Commercial Vehicle Group, Inc.*	3,758	30,139
Crane Co.	2,632	219,614
Donaldson Co., Inc.	8,249	419,544
Douglas Dynamics, Inc.	5,036	200,382
Eastern Co. (The)	1,272	35,641
EnPro Industries, Inc.	4,403	281,088
ESCO Technologies, Inc.	5,198	429,459
Federal Signal Corp.	12,784	341,972
Flowserve Corp.	8,637	455,084
Franklin Electric Co., Inc.	9,295	441,512
FreightCar America, Inc.*	1,800	10,566
Gardner Denver Holdings, Inc.*	13,801	477,515
Gorman-Rupp Co. (The)	6,055	198,786
Graham Corp.	2,904	58,690
Greenbrier Cos., Inc. (The)	6,690	203,376
Harsco Corp.*	15,813	433,909
Helios Technologies, Inc.	5,762	267,414
Hillenbrand, Inc.	12,658	500,877
Hurco Cos., Inc.	1,000	35,560
Hyster-Yale Materials Handling, Inc.	2,000	110,520
ITT, Inc.	4,948	323,995
John Bean Technologies Corp.	7,290	883,038
Kadant, Inc.	2,431	220,759
Kennametal, Inc.	14,622	540,868
LB Foster Co., Class A*	3,471	94,897
Lincoln Electric Holdings, Inc.	3,132	257,826
Lindsay Corp.@	2,399	197,222
Lydall, Inc.*	3,767	76,093
Manitex International, Inc.*	1,300	7,943
Manitowoc Co., Inc. (The)*	7,249	129,032
Meritor, Inc.*	17,636	427,673
Middleby Corp.*	2,783	377,653
Milacron Holdings Corp.*	1,600	22,080
Miller Industries, Inc.	2,958	90,959
Mueller Industries, Inc.	12,194	356,918
Mueller Water Products, Inc., Class A	31,902	313,278
Navistar International Corp.*	6,372	219,515
NN, Inc.@	6,764	66,017
Nordson Corp.	2,668	377,015
Omega Flex, Inc.	1,525	117,135
Oshkosh Corp.	3,980	332,290
Park-Ohio Holdings Corp.	3,551	115,727
Pentair PLC	10,363	385,504

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Perma-Pipe International Holdings, Inc.*	1,900	$17,290
Proto Labs, Inc.*	5,322	617,458
RBC Bearings, Inc.*	5,604	934,803
Rexnord Corp.*	20,662	624,406
Spartan Motors, Inc.	8,341	91,417
SPX Corp.*	6,967	230,050
SPX FLOW, Inc.*	6,533	273,471
Standex International Corp.	2,846	208,156
Tennant Co.	3,936	240,883
Terex Corp.	11,454	359,656
Timken Co. (The)	11,431	586,868
Titan International, Inc.	16,288	79,648
Toro Co. (The)	4,892	327,275
Trimas Corp.*	9,867	305,581
Trinity Industries, Inc.	5,561	115,391
Twin Disc, Inc.*	4,162	62,846
Wabash National Corp.	12,433	202,285
WABCO Holdings, Inc.*	1,143	151,562
Watts Water Technologies, Inc., Class A	6,350	591,693
Welbilt, Inc.*	32,658	545,389
Woodward, Inc.	4,341	491,228
		22,040,729
Marine — 0.2%
Costamare, Inc.	5,728	29,385
Eagle Bulk Shipping, Inc.*	3,052	15,992
Kirby Corp.*	4,949	390,971
Matson, Inc.	8,420	327,117
Scorpio Bulkers, Inc.	4,203	19,334
		782,799
Media — 1.7%
AH Belo Corp., Class A	3,878	14,310
AMC Networks, Inc., Class A*@	4,654	253,596
Beasley Broadcast Group, Inc., Class A	1,657	5,336
Cable One, Inc.	372	435,608
Central European Media Enterprises Ltd., Class A*	4,512	19,672
Clear Channel Outdoor Holdings*	3,398	16,039
Entercom Communications Corp., Class A@	4,435	25,723
Entravision Communications Corp., Class A	20,577	64,200
EW Scripps Co. (The), Class A	15,843	242,239
Gannett Co., Inc.	19,363	158,002
Gray Television, Inc.*	15,960	261,584
Hemisphere Media Group, Inc.*	2,950	38,114
John Wiley & Sons, Inc., Class A	10,578	485,107
Meredith Corp.@	9,652	531,439
MSG Networks, Inc., Class A*	12,409	257,363
National CineMedia, Inc.	9,576	62,819
New Media Investment Group, Inc.	5,037	47,549
New York Times Co. (The), Class A@	32,019	1,044,460
News Corp., Class A	22,503	303,565
News Corp., Class B	9,989	139,446
Nexstar Media Group, Inc., Class A	11,553	1,166,853
Saga Communications, Inc., Class A	1,116	34,864
Salem Media Group, Inc.	1,041	2,530
Scholastic Corp.	7,171	238,364
Sinclair Broadcast Group, Inc., Class A	17,023	912,944
TechTarget, Inc.*	4,551	96,709
Tribune Publishing Co.	4,438	35,371
Urban One, Inc.*@	6,700	13,132
		6,906,938
Metals & Mining — 1.7%
AK Steel Holding Corp.*@	41,100	97,407
Alcoa Corp.*	24,027	562,472
Allegheny Technologies, Inc.*@	21,731	547,621
Ampco-Pittsburgh Corp.*	1,498	6,037
Carpenter Technology Corp.	9,739	467,277
Century Aluminum Co.*	20,953	144,785
Cleveland-Cliffs, Inc.@	42,686	455,460
Coeur Mining, Inc.*	19,749	85,711
Commercial Metals Co.	24,392	435,397
Compass Minerals International, Inc.	7,147	392,728
Ferroglobe PLC	20,848	35,442
Ferroglobe Representation & Warranty Insurance Trust*§~	24,025	—
Friedman Industries, Inc.	700	4,872
Global Brass & Copper Holdings, Inc.	5,015	219,306
Gold Resource Corp.	16,351	55,266
Haynes International, Inc.	1,520	48,351
Hecla Mining Co.	48,568	87,422
Kaiser Aluminum Corp.	4,533	442,466
Materion Corp.	4,288	290,769
McEwen Mining, Inc.@	21,736	38,038
Olympic Steel, Inc.	1,900	25,935
Reliance Steel & Aluminum Co.	8,480	802,378
Royal Gold, Inc.	3,325	340,779
Ryerson Holding Corp.*	6,828	56,877
Schnitzer Steel Industries, Inc., Class A	6,759	176,883
Steel Dynamics, Inc.	6,039	182,378
SunCoke Energy, Inc.*	14,843	131,806
TimkenSteel Corp.*	11,317	92,007
United States Steel Corp.@	13,108	200,684
Universal Stainless & Alloy Products, Inc.*	1,092	17,472
Worthington Industries, Inc.	12,987	522,857
		6,966,883
Multi-Utilities — 0.7%
Avista Corp.	13,101	584,305
Black Hills Corp.	10,799	844,158
MDU Resources Group, Inc.	9,988	257,690
NorthWestern Corp.	11,897	858,369
Unitil Corp.	3,550	212,609
		2,757,131

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multiline Retail — 0.3%
Big Lots, Inc.	8,437	$241,383
Dillard’s, Inc., Class A@	1,249	77,788
J.C. Penney Co., Inc.*@	37,504	42,754
Macy’s, Inc.	11,238	241,167
Nordstrom, Inc.@	5,905	188,133
Ollie’s Bargain Outlet Holdings, Inc.*	4,252	370,392
Tuesday Morning Corp.*	9,803	16,567
		1,178,184
Oil, Gas & Consumable Fuels — 2.7%
Abraxas Petroleum Corp.*	28,096	28,939
Adams Resources & Energy, Inc.	900	30,852
Antero Midstream Corp.@	19,351	221,763
Antero Resources Corp.*@	14,321	79,195
Approach Resources, Inc.*@	1,249	362
Arch Coal, Inc., Class A@	3,466	326,532
Ardmore Shipping Corp.*	1,612	13,138
Bonanza Creek Energy, Inc.*	1,752	36,582
California Resources Corp.*@	1,945	38,278
Callon Petroleum Co.*@	31,063	204,705
Carrizo Oil & Gas, Inc.*	559	5,601
Centennial Resource Development, Inc., Class A*@	12,753	96,795
Chesapeake Energy Corp.*@	54,989	107,229
Cimarex Energy Co.	4,240	251,559
Clean Energy Fuels Corp.*	22,203	59,282
CNX Resources Corp.*	19,013	138,985
CONSOL Energy, Inc.*	2,376	63,225
Contango Oil & Gas Co.*	3,109	5,410
CVR Energy, Inc.	1,556	77,784
Delek US Holdings, Inc.	21,124	855,945
Denbury Resources, Inc.*@	32,490	40,288
DHT Holdings, Inc.	19,547	115,523
Dorian LPG Ltd.*	8,036	72,485
Earthstone Energy, Inc. Class A*	3,602	22,044
EnLink Midstream LLC	18,577	187,442
EQT Corp.	14,074	222,510
Evolution Petroleum Corp.	8,084	57,801
Extraction Oil & Gas, Inc.*	1,577	6,828
GasLog Ltd.	18,166	261,590
Goodrich Petroleum Corp.*	401	5,209
Green Plains, Inc.	9,194	99,111
Gulfport Energy Corp.*	12,179	59,799
Halcon Resources Corp.*@	7,203	1,274
HighPoint Resources Corp.*	21,993	40,027
HollyFrontier Corp.	5,877	271,988
International Seaways, Inc.*	4,383	83,277
Kosmos Energy Ltd.@	63,708	399,449
Laredo Petroleum, Inc.*	36,599	106,137
Matador Resources Co.*@	18,366	365,116
Midstates Petroleum Co., Inc.*	424	2,497
Montage Resources Corp.*	635	3,874
Murphy Oil Corp.@	20,866	514,347
NACCO Industries, Inc., Class A	1,000	51,940
Oasis Petroleum, Inc.*	38,552	218,975
Overseas Shipholding Group, Inc., Class A*	11,837	22,254
Pacific Ethanol, Inc.*	12,792	9,786
Panhandle Oil & Gas, Inc., Class A	5,216	68,017
Par Pacific Holdings, Inc.*	4,135	84,850
Parsley Energy, Inc., Class A*	29,123	553,628
PBF Energy, Inc., Class A	23,970	750,261
PDC Energy, Inc.*	11,615	418,837
Peabody Energy Corp.	15,042	362,512
Penn Virginia Corp.*	1,880	57,678
QEP Resources, Inc.*	23,580	170,483
Range Resources Corp.@	9,528	66,505
Renewable Energy Group, Inc.*@	10,576	167,735
Rex American Resources Corp.*	1,575	114,818
Ring Energy, Inc.*	11,864	38,558
Sanchez Energy Corp.*@	9,678	968
SandRidge Energy, Inc.*	4,227	29,251
Scorpio Tankers, Inc.	4,219	124,545
SemGroup Corp., Class A	9,580	114,960
Ship Finance International Ltd.	20,026	250,525
SilverBow Resources, Inc.*	1,024	14,182
SM Energy Co.	13,539	169,508
Southwestern Energy Co.*@	85,859	271,315
SRC Energy, Inc.*@	47,630	236,245
Talos Energy, Inc.*	4,465	107,383
Teekay Corp.@	5,035	17,320
Ultra Petroleum Corp.*@	7,738	1,393
Unit Corp.*	6,551	58,238
W&T Offshore, Inc.*	31,492	156,200
Whiting Petroleum Corp.*@	13,670	255,356
World Fuel Services Corp.	6,251	224,786
WPX Energy, Inc.*	37,576	432,500
		11,202,289
Paper & Forest Products — 0.7%
Boise Cascade Co.	8,316	233,763
Clearwater Paper Corp.*	3,870	71,556
Domtar Corp.	13,884	618,255
Louisiana-Pacific Corp.	32,123	842,265
Mercer International, Inc.	13,909	215,172
Neenah Paper, Inc.	3,300	222,915
P. H. Glatfelter Co.	10,448	176,362
Resolute Forest Products, Inc.	8,572	61,718
Schweitzer-Mauduit International, Inc.	6,610	219,320
Verso Corp. Class A*	5,404	102,946
		2,764,272
Personal Products — 0.7%
Coty, Inc., Class A	33,622	450,535
Edgewell Personal Care Co.*	5,042	135,882
Herbalife Nutriation Ltd.*	6,951	297,225
Inter Parfums, Inc.	10,446	694,555
Medifast, Inc.@	2,527	324,214
Natural Alternatives International, Inc.*	1,000	11,660
Natural Health Trends Corp.@	1,100	8,855
Natures Sunshine Products, Inc.*	1,700	15,793
Nu Skin Enterprises, Inc., Class A	8,973	442,548

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Personal Products (Continued)
Revlon, Inc., Class A*@	2,861	$55,303
United-Guardian, Inc.	600	11,280
USANA Health Sciences, Inc.*	4,917	390,557
		2,838,407
Pharmaceuticals — 1.0%
Adamis Pharmaceuticals Corp.*@	2,905	3,777
Akorn, Inc.*	7,475	38,496
Amphastar Pharmaceuticals, Inc.*	10,431	220,198
ANI Pharmaceuticals, Inc.*	2,753	226,297
Aratana Therapeutics, Inc.*	16,344	84,335
Assertio Therapeutics, Inc.*	7,708	26,593
Catalent, Inc.*	7,676	416,116
Corcept Therapeutics, Inc.*@	6,100	68,015
Cumberland Pharmaceuticals, Inc.*	5,912	37,659
Endo International PLC*	13,442	55,381
Horizon Therapeutics PLC*	8,517	204,919
Innoviva, Inc.*	9,199	133,937
Intra-Cellular Therapies, Inc.*	3,760	48,805
Jazz Pharmaceuticals PLC*	1,749	249,337
Lannett Co., Inc.*@	4,608	27,924
Mallinckrodt PLC*@	7,995	73,394
Melinta Therapeutics, Inc.*@	645	4,289
Nektar Therapeutics*	10,496	373,448
Otonomy, Inc.*	6,289	17,295
Perrigo Co. PLC	15,181	722,919
Phibro Animal Health Corp., Class A	3,593	114,150
Prestige Consumer Healthcare Inc*@	11,257	356,622
Supernus Pharmaceuticals, Inc.*	11,284	373,388
Taro Pharmaceutical Industries Ltd.	250	21,355
Tetraphase Pharmaceuticals, Inc.*	11,038	5,302
Zogenix, Inc.*@	2,380	113,716
Zynerba Pharmaceuticals, Inc.*@	1,626	22,032
		4,039,699
Professional Services — 2.0%
Acacia Research Corp.*	7,978	23,615
ASGN, Inc.*	10,462	633,997
Barrett Business Services, Inc.	1,975	163,135
CBIZ, Inc.*	12,218	239,351
CRA International, Inc.	2,200	84,326
Exponent, Inc.	11,502	673,327
Forrester Research, Inc.	4,606	216,620
Franklin Covey Co.*	3,586	121,924
FTI Consulting, Inc.*	9,657	809,643
GP Strategies Corp.*	5,007	75,506
Heidrick & Struggles International, Inc.	4,281	128,302
Hill International, Inc.*	10,450	28,215
Huron Consulting Group, Inc.*	4,951	249,431
ICF International, Inc.	3,918	285,230
Innerworkings, Inc.*	15,440	58,981
Insperity, Inc.	8,294	1,013,029
Kelly Services, Inc., Class A	7,420	194,330
Kforce, Inc.	5,960	209,136
Korn Ferry	11,011	441,211
Manpowergroup, Inc.	3,352	323,803
Mastech Digital, Inc.*	2,122	10,080
Mistras Group, Inc.*	6,212	89,266
Navigant Consulting, Inc.	6,801	157,715
RCM Technologies, Inc.*	2,995	11,980
Resources Connection, Inc.	8,502	136,117
Robert Half International, Inc.	7,938	452,545
TriNet Group, Inc.*	13,099	888,112
TrueBlue, Inc.*	9,521	210,033
Volt Information Sciences, Inc.*	2,024	9,088
WageWorks, Inc.*	800	40,632
Willdan Group, Inc.*	3,462	128,960
		8,107,640
Real Estate Management & Development — 0.7%
Alexander & Baldwin, Inc.	1,849	42,712
Altisource Portfolio Solutions SA*	5,434	106,832
Consolidated-Tomoka Land Co.	1,549	92,475
Forestar Group, Inc.*	1,150	22,482
Griffin Industrial Realty, Inc.	420	14,847
HFF, Inc., Class A	9,968	453,345
Howard Hughes Corp. (The)*	1,408	174,367
Jones Lang LaSalle, Inc.	2,895	407,298
Kennedy-Wilson Holdings, Inc.	22,178	456,201
Marcus & Millichap, Inc.*	7,383	227,766
Maui Land & Pineapple Co., Inc.*	3,255	33,494
Newmark Group, Inc., Class A	27,250	244,705
Rafael Holdings, Inc., Class B*	3,410	98,037
RE/MAX Holdings, Inc., Class A	3,519	108,244
Realogy Holdings Corp.@	5,347	38,712
RMR Group, Inc. (The), Class A	1,159	54,450
St. Joe Co. (The)*@	3,249	56,143
Stratus Properties, Inc.*	313	10,151
Tejon Ranch Co.*	6,786	112,580
		2,754,841
Road & Rail — 0.9%
AMERCO	354	134,007
ArcBest Corp.	6,195	174,141
Avis Budget Group, Inc.*	17,780	625,145
Covenant Transportation Group, Inc., Class A*	3,731	54,883
Genesee & Wyoming, Inc., Class A*	3,071	307,100
Heartland Express, Inc.	16,521	298,534
Knight-Swift Transportation Holdings, Inc.@	9,099	298,811
Landstar System, Inc.	3,248	350,751
Marten Transport Ltd.	11,619	210,885
P.A.M. Transportation Services, Inc.*	1,523	94,426
Saia, Inc.*	5,562	359,695
Schneider National, Inc., Class B	1,500	27,360
Universal Truckload Services, Inc.	3,300	74,151
USA Truck, Inc.*	2,154	21,777
Werner Enterprises, Inc.	13,955	433,721
YRC Worldwide, Inc.*@	11,286	45,483
		3,510,870

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — 3.4%
Advanced Energy Industries, Inc.*	8,048	$452,861
Alpha & Omega Semiconductor Ltd.*	6,435	60,103
Ambarella, Inc.*	1,829	80,714
Amkor Technology, Inc.*	51,325	382,884
Amtech Systems, Inc.*	4,964	27,302
Axcelis Technologies, Inc.*	7,504	112,935
AXT, Inc.*	13,995	55,420
Brooks Automation, Inc.	16,216	628,370
Cabot Microelectronics Corp.	6,595	725,978
Ceva, Inc.*	4,958	120,727
Cirrus Logic, Inc.*	7,387	322,812
Cohu, Inc.	8,645	133,392
Cree, Inc.*	18,393	1,033,319
Cyberoptics Corp.*	2,334	37,881
Cypress Semiconductor Corp.	1,769	39,342
Diodes, Inc.*	10,725	390,068
DSP Group, Inc.*	3,919	56,277
Entegris, Inc.	27,952	1,043,169
First Solar, Inc.*	13,324	875,120
FormFactor, Inc.*	16,807	263,366
GSI Technology, Inc.*	6,914	59,253
Impinj, Inc.*@	1,813	51,888
inTEST Corp.*	4,064	19,548
Kopin Corp.*	5,434	5,923
Kulicke & Soffa Industries, Inc.	13,823	311,709
Lattice Semiconductor Corp.*	28,018	408,783
MACOM Technology Solutions Holdings, Inc., Class H*@	447	6,763
Magnachip Semiconductor Corp.*@	4,588	47,486
MaxLinear, Inc.*@	9,792	229,524
MKS Instruments, Inc.	9,585	746,576
Monolithic Power Systems, Inc.	2,423	328,995
Nanometrics, Inc.*	5,940	206,177
NeoPhotonics Corp.*	5,402	22,580
NVE Corp.	1,137	79,169
PDF Solutions, Inc.*	8,488	111,362
Photronics, Inc.*	16,333	133,931
Pixelworks, Inc.*	6,964	20,544
Power Integrations, Inc.	6,728	539,451
Rambus, Inc.*	23,915	287,937
Rudolph Technologies, Inc.*	7,085	195,758
Semtech Corp.*	15,219	731,273
Silicon Laboratories, Inc.*	10,644	1,100,589
SolarEdge Technologies, Inc.*	1,621	101,248
Synaptics, Inc.*@	7,794	227,117
Teradyne, Inc.	8,189	392,335
Ultra Clean Holdings, Inc.*@	8,834	122,969
Universal Display Corp.	1,828	343,774
Veeco Instruments, Inc.*	6,421	78,465
Versum Materials, Inc.	3,500	180,530
Xperi Corp.	10,874	223,896
		14,157,593
Software — 3.4%
ACI Worldwide, Inc.*	29,488	1,012,618
Agilysys, Inc.*	6,366	136,678
Alteryx, Inc., Class A*@	2,296	250,540
American Software, Inc., Class A	7,098	93,339
Appfolio, Inc., Class A*	4,264	436,079
Aspen Technology, Inc.*	4,273	531,048
Asure Software, Inc.*	4,622	38,039
Avalara, Inc.*	3,702	267,284
Aware, Inc.*	4,900	16,268
Blackbaud, Inc.	7,542	629,757
Bottomline Technologies de, Inc.*	3,996	176,783
Bsquare Corp.*	2,300	2,668
CDK Global, Inc.	7,400	365,856
Ceridian HCM Holding, Inc.*@	3,874	194,475
Coupa Software, Inc.*@	3,891	492,640
Ebix, Inc.@	2,155	108,224
eGain Corp.*	6,644	54,082
Envestnet, Inc.*	1,760	120,331
Fair Isaac Corp.*	1,394	437,744
Finjan Holdings, Inc.*	9,872	21,916
Globant SA*@	760	76,798
GSE Systems, Inc.*	2,896	6,777
Guidewire Software, Inc.*	2,842	288,122
HubSpot, Inc.*	2,837	483,765
j2 Global, Inc.@	3,394	301,693
LogMeIn, Inc.	1,838	135,424
Manhattan Associates, Inc.*	2,600	180,258
MicroStrategy, Inc., Class A*	1,426	204,360
Monotype Imaging Holdings, Inc.	9,997	168,349
New Relic, Inc.*	3,973	343,704
Nutanix, Inc., Class A*	9,887	256,469
OneSpan, Inc.*	7,796	110,469
Paycom Software, Inc.*	3,355	760,646
Paylocity Holding Corp.*	2,763	259,225
Pegasystems, Inc.	15,185	1,081,324
Progress Software Corp.	9,648	420,846
Proofpoint, Inc.*	3,677	442,159
QAD, Inc., Class A	3,778	151,913
QAD, Inc., Class B	1,219	35,961
Qualys, Inc.*	4,710	410,147
RealNetworks, Inc.*	7,399	14,058
RealPage, Inc.*	5,318	312,964
RingCentral, Inc., Class A*	2,517	289,254
Seachange International, Inc.*	5,137	7,346
Teradata Corp.*	6,634	237,829
TiVo Corp.	30,394	224,004
Trade Desk, Inc. (The), Class A*@	944	215,024
Verint Systems, Inc.*	12,694	682,683
Zendesk, Inc.*	5,613	499,725
Zix Corp.*	13,571	123,360
		14,111,025
Specialty Retail — 2.9%
Aaron’s, Inc.	18,376	1,128,470
Abercrombie & Fitch Co., Class A	14,102	226,196
America’s Car-Mart, Inc.*	1,834	157,871
American Eagle Outfitters, Inc.	42,236	713,788

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Asbury Automotive Group, Inc.*	4,068	$343,095
Ascena Retail Group, Inc.*	54,881	33,477
At Home Group, Inc.*@	6,138	40,879
AutoNation, Inc.*	900	37,746
Barnes & Noble Education, Inc.*	5,686	19,105
Barnes & Noble, Inc.	8,824	59,033
Bed Bath & Beyond, Inc.@	3,408	39,601
Big 5 Sporting Goods Corp.	3,022	5,893
Boot Barn Holdings, Inc.*	5,243	186,861
Buckle, Inc. (The)	12,544	217,137
Build-A-Bear Workshop, Inc.*	5,546	31,002
Caleres, Inc.	9,828	195,774
Cato Corp. (The), Class A	6,792	83,677
Chico’s FAS, Inc.	15,662	52,781
Children’s Place, Inc. (The)@	3,377	322,098
Citi Trends, Inc.	2,477	36,214
Conn’s, Inc.*	7,107	126,647
Designer Brands, Inc.	14,433	276,681
Destination Maternity Corp.*	2,800	3,696
Dick’s Sporting Goods, Inc.@	10,466	362,438
Express, Inc.*	9,133	24,933
Five Below, Inc.*	10,803	1,296,576
Floor & Decor Holdings, Inc., Class A*@	1,960	82,124
Foot Locker, Inc.	6,115	256,341
Francesca’s Holdings Corp.*@	4,206	2,081
GameStop Corp., Class A@	11,233	61,445
Gap, Inc. (The)	584	10,494
Genesco, Inc.*	5,042	213,226
Group 1 Automotive, Inc.	2,384	195,226
Guess?, Inc.@	13,985	225,858
Haverty Furniture Cos., Inc.	4,500	76,635
Hibbett Sports, Inc.*	4,336	78,915
Kirkland’s, Inc.*@	3,932	8,886
L Brands, Inc.	11,140	290,754
Lithia Motors, Inc., Class A	5,254	624,070
MarineMax, Inc.*	4,001	65,776
Monro, Inc.@	7,778	663,463
Murphy USA, Inc.*	6,893	579,219
Office Depot, Inc.	45,381	93,485
Penske Auto Group, Inc.@	1,742	82,397
Pier 1 Imports, Inc.*@	503	3,787
Rent-A-Center, Inc.*	11,080	295,060
RTW RetailWinds, Inc.*	9,814	16,684
Sally Beauty Holdings, Inc.*@	4,925	65,699
Shoe Carnival, Inc.@	2,788	76,949
Signet Jewelers Ltd.@	9,096	162,636
Sleep Number Corp.*	13,560	547,688
Sonic Automotive, Inc., Class A@	7,331	171,179
Sportsman’s Warehouse Holdings, Inc.*@	7,232	27,337
Stage Stores, Inc.@	5,910	4,551
Tailored Brands, Inc.@	7,289	42,058
Tandy Leather Factory, Inc.*	3,611	19,860
Tile Shop Holdings, Inc.	4,471	17,884
Tilly’s, Inc., Class A	3,349	25,553
Trans World Entertainment Corp.*	4,400	1,100
TravelCenters of America LLC*	6,721	24,330
Urban Outfitters, Inc.*	4,462	101,510
Vitamin Shoppe, Inc.*@	3,037	11,966
Williams-Sonoma, Inc.@	3,663	238,095
Winmark Corp.	1,294	224,056
Zumiez, Inc.*	6,580	171,738
		11,881,784
Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd.*	7,230	250,736
Carter’s, Inc.	1,548	150,992
Columbia Sportswear Co.	3,022	302,683
Crocs, Inc.*	15,185	299,904
Culp, Inc.	3,922	74,518
Deckers Outdoor Corp.*	7,708	1,356,377
Delta Apparel, Inc.*	1,153	26,727
Fossil Group, Inc.*@	2,477	28,485
G-III Apparel Group Ltd.*	10,338	304,144
Hanesbrands, Inc.	22,787	392,392
Lakeland Industries, Inc.*	3,373	37,778
Movado Group, Inc.	4,486	121,122
Oxford Industries, Inc.	3,610	273,638
PVH Corp.	2,571	243,319
Rocky Brands, Inc.	1,000	27,280
Skechers U.S.A., Inc., Class A*	5,619	176,942
Steven Madden Ltd.	18,405	624,850
Superior Group of Cos., Inc.	2,200	37,686
Unifi, Inc.*	4,533	82,365
Vera Bradley, Inc.*	8,936	107,232
Wolverine World Wide, Inc.	26,290	724,027
		5,643,197
Thrifts & Mortgage Finance — 2.1%
Axos Financial, Inc.*@	12,388	337,573
Capitol Federal Financial, Inc.	29,455	405,595
Dime Community Bancshares, Inc.	9,362	177,784
ESSA Bancorp, Inc.	1,900	28,975
Essent Group Ltd.*	3,981	187,067
Federal Agricultural Mortgage Corp., Class C	1,400	101,724
First Defiance Financial Corp.	4,802	137,193
Flagstar Bancorp, Inc.	11,800	391,052
FS Bancorp, Inc.	481	24,949
Hingham Institution for Savings	348	68,908
Home Bancorp, Inc.	994	38,249
HomeStreet, Inc.*	6,890	204,220
HopFed Bancorp, Inc.	415	7,873
Impac Mortgage Holdings, Inc.*	301	933
Kearny Financial Corp.	19,882	264,232
LendingTree, Inc.*@	2,115	888,363
Meridian Bancorp, Inc.	11,660	208,597
Meta Financial Group, Inc.	8,563	240,192
MGIC Investment Corp.*	12,435	163,396
Mr Cooper Group, Inc.*	5,663	45,361
New York Community Bancorp, Inc.@	29,662	296,027
NMI Holdings, Inc., Class A*	8,926	253,409

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (Continued)
Northfield Bancorp, Inc.	12,861	$200,760
Northwest Bancshares, Inc.	21,987	387,191
OceanFirst Financial Corp.	7,799	193,805
Ocwen Financial Corp.*	14,766	30,566
Oritani Financial Corp.	11,642	206,529
PennyMac Financial Services, Inc.	1,561	34,623
Provident Financial Holdings, Inc.	1,124	23,593
Provident Financial Services, Inc.	13,794	334,505
Radian Group, Inc.	8,095	184,971
Riverview Bancorp, Inc.	7,484	63,913
Southern Missouri Bancorp, Inc.	686	23,893
Territorial Bancorp, Inc.	2,866	88,559
Timberland Bancorp, Inc.	2,600	77,688
Trustco Bank Corp. NY	23,642	187,245
United Community Financial Corp.	13,592	130,075
United Financial Bancorp, Inc.	12,844	182,128
Walker & Dunlop, Inc.	6,152	327,348
Washington Federal, Inc.	18,720	653,890
Waterstone Financial, Inc.	6,869	117,185
Western New England Bancorp, Inc.	8,306	77,578
WSFS Financial Corp.	10,825	447,073
		8,444,790
Tobacco — 0.2%
Pyxus International, Inc.*@	3,932	59,766
Turning Point Brands, Inc.	1,280	62,695
Universal Corp.	5,300	322,081
Vector Group Ltd.@	38,305	373,474
		818,016
Trading Companies & Distributors — 1.5%
Air Lease Corp.	4,084	168,833
Applied Industrial Technologies, Inc.	7,530	463,321
Beacon Roofing Supply, Inc.*	13,685	502,513
BMC Stock Holdings, Inc.*	14,022	297,266
CAI International, Inc.*	3,151	78,208
DXP Enterprises, Inc.*	4,133	156,599
GATX Corp.@	7,339	581,909
GMS, Inc.*	2,900	63,800
H&E Equipment Services, Inc.	7,929	230,655
HD Supply Holdings, Inc.*	11,523	464,146
Herc Holdings, Inc.*	5,162	236,575
Huttig Building Products, Inc.*@	1,858	4,794
Kaman Corp.	5,598	356,537
Lawson Products, Inc.*	1,575	57,850
MRC Global, Inc.*	16,111	275,820
MSC Industrial Direct Co., Class A	936	69,507
NOW, Inc.*	21,709	320,425
Rush Enterprises, Inc., Class A	7,295	266,413
Systemax, Inc.	8,559	189,667
Textainer Group Holdings Ltd.*	6,922	69,774
Titan Machinery, Inc.*	5,750	118,335
Triton International Ltd.	13,664	447,633
Univar, Inc.*	1,143	25,192
Veritiv Corp.*	1,000	19,420
Watsco, Inc.	1,712	279,963
WESCO International, Inc.*	7,914	400,844
Willis Lease Finance Corp.*	900	52,488
		6,198,487
Water Utilities — 0.6%
American States Water Co.	7,808	587,474
Aqua America, Inc.	5,414	223,977
Artesian Resources Corp., Class A	2,492	92,628
California Water Service Group	11,688	591,763
Connecticut Water Service, Inc.	3,754	261,729
Consolidated Water Co., Ltd.	2,822	40,242
Middlesex Water Co.	3,843	227,698
Pure Cycle Corp.*	1,000	10,600
SJW Corp.	4,400	267,388
York Water Co.	3,670	131,092
		2,434,591
Wireless Telecommunication Services — 0.3%
Boingo Wireless, Inc.*	10,681	191,938
Shenandoah Telecommunications Co.	10,708	412,472
Spok Holdings, Inc.	5,786	87,022
Telephone & Data Systems, Inc.	18,553	564,011
United States Cellular Corp.*	2,957	132,089
		1,387,532
TOTAL COMMON STOCKS (Identified Cost $277,751,704)		409,804,250

PREFERRED STOCKS — 0.0%
Diversified Telecommunication Services — 0.0%
GCI Liberty, Inc. 7.000%*	1,225	30,441

TOTAL PREFERRED STOCKS (Identified Cost $4,658)		30,441

RIGHTS AND WARRANTS — 0.0%
Capital Markets — 0.0%
Newsstar Financial, Inc. CVR*§~¶	13,144	1,279

Chemicals — 0.0%
Schulman A, Inc. CVR*§~¶	6,827	—

Media — 0.0%
Media General, Inc. CVR*§~¶	3,965	—

Pharmaceuticals — 0.0%
FRD Acquisition Co. CVR*§~¶	656	—

TOTAL RIGHTS AND WARRANTS (Identified Cost $6,368)		1,279

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 2.5%
Investment Company — 1.1%
State Street Institutional U.S. Government Money Market Fund, 2.310%	4,500,691	$4,500,691

Collateral For Securities On Loan — 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.330%	5,880,539	5,880,539

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $10,381,230)		10,381,230

Total Investments — 102.2% (Identified Cost $288,143,960)		420,217,200

Liabilities, Less Cash and Other Assets — (2.2%)		(8,977,846)
Net Assets — 100.0%		$411,239,354

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were on loan. As of June 30, 2019, the market value of the securities on loan was $35,889,707.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
~	Bankrupt/delisted security
¶	Contingent value rights based on future performance.

Key to abbreviations:
CVR — Contingent Value Rights

Portfolio Sectors as of June 30, 2019
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019

	SHARES	VALUE†
COMMON STOCKS — 97.7%
Australia — 5.9%
AMP Ltd.	434,046	$646,011
Australia & New Zealand Banking Group Ltd.	558,739	11,065,731
Bank of Queensland Ltd.	81,150	542,937
Bendigo & Adelaide Bank Ltd.	89,016	723,677
BlueScope Steel Ltd.	175,538	1,484,999
Boral Ltd.	232,161	834,502
Challenger Ltd.	19,494	90,873
Crown Resorts Ltd.	14,484	126,598
Downer EDI Ltd.	107,258	521,079
Fortescue Metals Group Ltd.	559,877	3,545,416
Harvey Norman Holdings Ltd.@	136,089	388,853
Incitec Pivot Ltd.	342,907	820,916
National Australia Bank Ltd.	113,824	2,135,199
Newcrest Mining Ltd.	54,329	1,218,627
Oil Search Ltd.	31,792	157,799
Origin Energy Ltd.	203,601	1,044,877
QBE Insurance Group Ltd.	157,936	1,311,698
Qube Holdings Ltd.	50,863	108,553
Santos Ltd.	286,262	1,422,869
South32 Ltd.	1,097,269	2,449,674
Star Entertainment Group Ltd. (The)	192,770	557,577
Suncorp Group Ltd.	195,621	1,849,912
TABCORP Holdings Ltd.	208,042	649,949
Westpac Banking Corp.	116,398	2,317,500
Whitehaven Coal Ltd.	220,943	567,714
Woodside Petroleum Ltd.	168,726	4,306,991
WorleyParsons Ltd.	30,039	310,217
		41,200,748
Austria — 0.1%
Raiffeisen Bank International AG	19,663	461,262
Voestalpine AG	5,867	181,261
		642,523
Belgium — 1.1%
Ageas	34,647	1,800,842
KBC Groep NV	31,034	2,034,044
Proximus SADP	12,175	358,841
Solvay SA	16,274	1,685,821
UCB SA	20,439	1,694,748
		7,574,296
Canada — 8.4%
Agnico Eagle Mines Ltd.	27,469	1,407,512
AltaGas Ltd.@	20,555	310,942
Bank of Montreal	79,335	5,985,826
Bank of Nova Scotia (The)	66,838	3,632,645
Barrick Gold Corp.	177,716	2,802,581
Bausch Health Cos, Inc.*	11,842	298,655
Cameco Corp.¥	13,948	149,540
Cameco Corp.	49,846	534,848
Canadian Imperial Bank of Commerce@	14,388	1,130,321
Canadian Natural Resources Ltd.	177,442	4,785,611
Cenovus Energy, Inc.@	104,410	920,896
Empire Co., Ltd., Class A	16,847	424,279
Encana Corp.@	99,224	509,019
EnCana Corp.@¥	92,785	476,129
Fairfax Financial Holdings Ltd.	5,623	2,759,910
First Quantum Minerals Ltd.	85,708	814,179
Great-West Lifeco, Inc.	25,133	578,641
Husky Energy, Inc.	97,683	925,697
Ia Financial Corp., Inc.*	31,827	1,296,363
Imperial Oil Ltd.@	36,955	1,022,545
Kinross Gold Corp.*	345,631	1,335,491
Linamar Corp.@	4,731	176,588
Lundin Mining Corp.	167,662	923,098
Magna International, Inc.	59,685	2,966,345
Manulife Financial Corp.	184,732	3,358,428
Metro, Inc.	8,248	309,501
Nutrien Ltd.	37,001	1,978,073
Seven Generations Energy Ltd., Class A*	12,737	62,442
SNC-Lavalin Group, Inc.@	2,322	46,952
Stars Group, Inc. (The)@*	10,585	180,686
Sun Life Financial, Inc.¥	6,283	260,186
Sun Life Financial, Inc.	55,699	2,303,711
Suncor Energy, Inc.¥	217,673	6,790,075
Suncor Energy, Inc.	26,634	829,915
Teck Resources Ltd., Class A	500	11,451
Teck Resources Ltd., Class B¥	75,600	1,744,593
Teck Resources Ltd., Class B	94,542	2,180,139
TMX Group Ltd.	7,571	526,683
Tourmaline Oil Corp.	63,000	802,444
Turquoise Hill Resources Ltd.@*	21,304	26,517
Wheaton Precious Metals Corp.	27,867	673,824
		58,253,281
Denmark — 1.6%
AP Moeller - Maersk A/S, Class A	430	499,166
AP Moeller - Maersk A/S, Class B	315	390,718
Carlsberg A/S, Class B	15,445	2,047,522
Danske Bank A/S	41,578	657,163
Drilling Co. of 1972 A/S (The)*	706	54,853
DSV A/S@	14,852	1,458,467
H Lundbeck A/S	12,173	480,863
ISS A/S	29,861	901,178
Novozymes A/S, B Shares	6,176	288,000
Rockwool International A/S, B Shares	1,546	394,734
Tryg A/S	7,068	229,780
Vestas Wind Systems A/S@	37,580	3,246,096
William Demant Holding A/S@*	6,864	213,423
		10,861,963
Finland — 1.0%
Fortum Oyj	60,214	1,330,702
Nokia Oyj	118,295	587,285
Nordea Bank Abp	203,902	1,480,384
Stora Enso Oyj, R Shares	83,052	976,021
UPM-Kymmene Oyj	89,202	2,370,457
		6,744,849

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
France — 10.0%
Amundi SA±	3,901	$272,360
Arkema SA	15,142	1,408,086
AXA SA	161,385	4,239,102
BNP Paribas SA	99,554	4,727,918
Bollore SA	148,214	653,913
Bouygues SA	55,128	2,041,685
Carrefour SA@	121,945	2,354,509
Casino Guichard Perrachon SA@	3,929	134,030
Cie de Saint-Gobain	101,314	3,948,623
Cie Generale des Etablissements Michelin	38,046	4,825,889
CNP Assurances	30,914	701,640
Credit Agricole SA	58,593	702,572
Electricite de France SA	99,129	1,249,497
Engie SA	153,978	2,335,679
Iliad SA@	1,492	167,552
Natixis SA	109,065	438,899
Orange SA	322,578	5,085,730
Peugeot SA	170,171	4,193,177
Renault SA	41,969	2,638,602
Sanofi	24,973	2,155,601
SCOR SE	16,613	728,423
Societe Generale SA	83,803	2,117,397
Total SA	378,156	21,188,312
Valeo SA@	30,372	987,730
		69,296,926
Germany — 6.2%
1&1 Drillisch AG	1,291	43,042
Allianz SE	4,681	1,128,426
Bayer AG	85,324	5,912,517
Bayerische Motoren Werke AG	67,669	5,008,443
Commerzbank AG	150,668	1,082,600
Continental AG	2,391	348,605
Daimler AG	181,311	10,086,807
Deutsche Bank AG	177,432	1,353,806
Deutsche Bank AG	46,122	355,579
Deutsche Lufthansa AG	82,096	1,406,805
Deutsche Telekom AG	40,043	692,647
Hapag-Lloyd AG±	3,538	154,888
HeidelbergCement AG	42,255	3,419,108
Innogy SE	12,654	541,741
METRO AG	20,968	383,272
Muenchener Rueckversicherungs AG	15,112	3,792,477
RWE AG	131,144	3,231,514
Talanx AG*	13,218	572,650
Telefonica Deutschland Holding AG	207,880	580,787
Uniper SE	55,055	1,667,119
Volkswagen AG	6,709	1,153,094
		42,915,927
Hong Kong — 3.4%
Bank of East Asia Ltd. (The)	36,400	101,814
Cathay Pacific Airways Ltd.	231,000	345,390
CK Asset Holdings Ltd.	140,000	1,095,920
CK Hutchison Holdings Ltd.	414,624	4,086,953
Hang Lung Group Ltd.	153,000	424,037
Hang Lung Properties Ltd.	283,000	673,111
Henderson Land Development Co., Ltd.	133,684	736,728
Hongkong Land Holdings Ltd.	134,200	864,248
Kerry Properties Ltd.	162,000	680,210
Melco International Development Ltd.	32,000	70,950
MTR Corp. Ltd.	121,039	815,015
New World Development Co., Ltd.	1,189,436	1,860,659
NWS Holdings Ltd.	290,715	597,678
Shangri-La Asia Ltd.	175,143	220,843
Sino Land Co., Ltd.	504,061	845,296
SJM Holdings Ltd.	433,000	492,770
Sun Hung Kai Properties Ltd.	207,177	3,514,082
Swire Pacific Ltd., Series A	132,000	1,622,182
Swire Pacific Ltd., Series B	210,000	397,865
Tsim Sha Tsui Properties	60,907	201,550
WH Group Ltd.±	585,000	593,110
Wharf Holdings Ltd. (The)	270,000	715,465
Wheelock & Co., Ltd.	231,000	1,655,977
Xinyi Glass Holdings Ltd.	106,000	111,269
Yue Yuen Industrial Holdings Ltd.	173,000	473,930
		23,197,052
Ireland — 0.3%
AIB Group PLC	71,738	293,337
Bank of Ireland Group PLC	66,369	346,852
CRH PLC, ADR	38,201	1,251,083
Paddy Power Betfair PLC	6,892	518,332
		2,409,604
Israel — 0.5%
Bank Hapoalim B.M.	138,244	1,024,977
Bank Leumi Le-Israel	164,449	1,187,011
First International Bank Of Israel Ltd.*	7,679	194,105
Israel Discount Bank Ltd., Series A	187,442	765,250
Mizrahi Tefahot Bank Ltd.	4,155	95,783
		3,267,126
Italy — 1.5%
Assicurazioni Generali SpA	69,167	1,302,441
Eni SpA	153,112	2,542,958
Intesa Sanpaolo SpA	916,156	1,960,594
Mediobanca SpA	39,607	408,307
Telecom Italia SpA*	3,587,787	1,959,059
UniCredit SpA	153,197	1,885,893
		10,059,252
Japan — 22.0%
AGC, Inc.	48,500	1,675,671
Air Water, Inc.	4,900	83,807
Aisin Seiki Co., Ltd.	22,500	774,243
Alfresa Holdings Corp.	5,800	142,989
Amada Holdings Co., Ltd.	37,100	417,403
Aozora Bank Ltd.	14,700	352,587
Asahi Kasei Corp.	10,000	106,525

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Bank of Kyoto Ltd. (The)	8,000	$309,048
Brother Industries Ltd.	4,000	75,500
Canon Marketing Japan, Inc.@	12,000	261,448
Chiba Bank Ltd. (The)	79,000	385,419
Chugoku Bank Ltd. (The)	19,700	173,584
Citizen Watch Co., Ltd.	64,400	330,318
Coca-Cola West Co., Ltd.@	33,475	847,315
Concordia Financial Group Ltd.	156,300	581,332
Cosmo Energy Holdings Co., Ltd.	12,700	285,887
Credit Saison Co., Ltd.	23,900	279,533
Dai Nippon Printing Co., Ltd.	30,000	638,872
Dai-ichi Life Holdings, Inc. (The)	107,000	1,612,716
Daicel Corp.	52,000	462,051
Daido Steel Co., Ltd.	6,200	234,912
Daio Paper Corp.@	12,400	145,720
Daiwa Securities Group, Inc.	239,000	1,046,533
Denka Co., Ltd.	16,200	480,072
Denso Corp.	38,000	1,597,681
Dentsu, Inc.	9,900	345,258
DIC Corp.@	16,000	422,056
Dowa Holdings Co., Ltd.	9,600	307,638
Ebara Corp.@	16,800	455,625
FUJIFILM Holdings Corp.	26,100	1,322,490
Fukuoka Financial Group, Inc.	18,000	328,396
Fukuyama Transporting Co., Ltd.	4,300	155,544
Furukawa Electric Co., Ltd.	14,000	409,683
Fuyo General Lease Co., Ltd.	800	45,485
Glory Ltd.	11,200	295,439
GS Yuasa Corp.	7,200	138,771
Gunma Bank Ltd. (The)	47,000	164,346
Hachijuni Bank Ltd. (The)	48,000	195,446
Hankyu Hanshin Holdings, Inc.	48,700	1,743,561
Haseko Corp.	22,300	225,451
Heiwa Corp.	14,000	287,363
Hino Motors Ltd.	25,900	217,885
Hiroshima Bank Ltd. (The)	24,000	115,531
Hitachi Capital Corp.	9,900	219,918
Hitachi Chemical Co., Ltd.	17,600	477,648
Hitachi Ltd.	139,300	5,102,219
Hitachi Metals Ltd.	47,400	535,044
Honda Motor Co., Ltd.	271,700	7,018,360
Ibiden Co., Ltd.	32,600	570,269
Idemitsu Kosan Co., Ltd.	32,600	979,678
IHI Corp.	7,700	185,474
Iida Group Holdings Co., Ltd.	36,900	595,520
Isetan Mitsukoshi Holdings Ltd.	26,300	213,200
ITOCHU Corp.	100,400	1,918,789
Itoham Yonekyu Holdings, Inc.	22,300	151,817
Iyo Bank Ltd. (The)	29,500	148,848
J. Front Retailing Co., Ltd.	51,400	588,777
Japan Post Holdings Co., Ltd.	71,600	810,203
JFE Holdings, Inc.	91,300	1,340,094
JGC Corp.	16,300	223,451
JSR Corp.	33,300	525,375
JTEKT Corp.	49,700	602,033
JX Holdings, Inc.	478,800	2,373,239
K’s Holdings Corp.	32,000	301,850
Kajima Corp.	54,000	740,268
Kamigumi Co., Ltd.	15,700	371,331
Kandenko Co., Ltd.	16,400	136,901
Kaneka Corp.	16,000	601,030
Kawasaki Heavy Industries Ltd.	32,800	770,602
Kobe Steel Ltd.	68,700	449,228
Kokuyo Co., Ltd.	11,900	166,444
Konica Minolta, Inc.	142,000	1,381,607
Kuraray Co., Ltd.@	76,400	911,996
Kurita Water Industries Ltd.	3,100	76,914
Kyushu Financial Group, Inc.	44,870	177,291
Lintec Corp.	5,400	112,443
LIXIL Group Corp.	65,800	1,039,959
Mabuchi Motor Co., Ltd.@	5,100	174,313
Maeda Corp.	28,600	228,662
Maeda Road Construction Co., Ltd.	10,300	216,576
Marubeni Corp.	203,100	1,343,137
Mazda Motor Corp.	153,300	1,598,904
Mebuki Financial Group, Inc.	83,070	216,507
Medipal Holdings Corp.	25,300	558,259
Mitsubishi Chemical Holdings Corp.	185,800	1,296,972
Mitsubishi Corp.	136,600	3,598,238
Mitsubishi Gas Chemical Co., Inc.	38,100	507,458
Mitsubishi Heavy Industries Ltd.	40,000	1,740,389
Mitsubishi Logistics Corp.	2,500	68,729
Mitsubishi Materials Corp.	35,500	1,009,206
Mitsubishi Motors Corp.	126,800	606,862
Mitsubishi Tanabe Pharma Corp.	16,600	184,761
Mitsubishi UFJ Financial Group, Inc.	300,400	1,426,562
Mitsubishi UFJ Financial Group, Inc., ADR	675,666	3,209,414
Mitsubishi UFJ Lease & Finance Co., Ltd.	110,200	583,631
Mitsui Chemicals, Inc.	47,200	1,167,578
Mitsui Fudosan Co., Ltd.	38,600	935,329
Mitsui OSK Lines Ltd.	24,600	588,447
Mizuho Financial Group, Inc.	1,394,500	2,019,028
MS&AD Insurance Group Holdings, Inc.	43,428	1,377,580
Nagase & Co., Ltd.	10,200	152,790
NEC Corp.	73,400	2,886,574
NGK Insulators Ltd.	22,300	324,939
NGK Spark Plug Co., Ltd.	10,200	191,294
NH Foods Ltd.	21,733	930,277
NHK Spring Co., Ltd.	42,200	325,654
Nikkon Holdings Co., Ltd.	7,200	165,083
Nikon Corp.	41,100	580,962
Nippo Corp.	11,000	216,603
Nippon Electric Glass Co., Ltd.@	14,700	372,085
Nippon Express Co., Ltd.	21,600	1,147,966
Nippon Kayaku Co., Ltd.	11,700	140,749
Nippon Paper Industries Co., Ltd.	16,500	292,000
Nippon Shokubai Co., Ltd.	4,600	303,780
Nippon Steel Sumitomo Metal Corp.	124,127	2,128,747
Nippon Yusen KK	32,300	517,986
Nipro Corp.	14,600	161,824
Nissan Motor Co., Ltd.	426,800	3,054,481
NOK Corp.	19,900	297,905

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Nomura Holdings, Inc.	198,700	$699,224
Nomura Real Estate Holdings, Inc.	23,700	509,105
NSK Ltd.	84,600	753,290
NTN Corp.	39,800	118,128
Obayashi Corp.	113,200	1,113,993
Oji Holdings Corp.	226,000	1,303,826
Rengo Co., Ltd.	35,400	284,014
Resona Holdings, Inc.	246,400	1,025,229
Ricoh Co., Ltd.	131,800	1,315,372
Rohm Co., Ltd.	8,800	590,938
Sankyo Co., Ltd.	3,300	119,371
Sawai Pharmaceutical Co., Ltd.	3,200	172,740
Seino Holdings Co., Ltd.	20,400	271,521
Sekisui House Ltd.	145,600	2,397,744
Shimamura Co., Ltd.	2,600	194,129
Shimizu Corp.	68,400	567,806
Shinsei Bank Ltd.	18,500	287,070
Shizuoka Bank Ltd. (The)	58,000	427,139
Showa Denko KK@	3,300	97,027
Sojitz Corp.	179,100	574,768
Sompo Holdings, Inc.	37,143	1,433,493
Sumitomo Chemical Co., Ltd.	471,000	2,184,297
Sumitomo Corp.	102,000	1,544,451
Sumitomo Electric Industries Ltd.	181,800	2,385,161
Sumitomo Forestry Co., Ltd.	33,800	404,728
Sumitomo Heavy Industries Ltd.	26,000	893,475
Sumitomo Metal Mining Co., Ltd.	54,700	1,633,161
Sumitomo Mitsui Financial Group, Inc.	182,500	6,442,471
Sumitomo Mitsui Trust Holdings, Inc.	30,400	1,101,353
Sumitomo Osaka Cement Co., Ltd.	4,500	178,639
Sumitomo Rubber Industries Ltd.@	42,800	494,633
T&D Holdings, Inc.	122,400	1,327,708
Taiheiyo Cement Corp.	25,000	755,925
Taiyo Yuden Co. Ltd.@	10,400	193,405
Takashimaya Co., Ltd.	23,500	257,418
Takeda Pharmaceutical Co. Ltd.	84,173	2,984,681
TDK Corp.	9,000	696,193
Teijin Ltd.	53,199	906,428
THK Co., Ltd.@	8,300	198,233
Toda Corp.	28,000	154,784
Toho Holdings Co., Ltd.	8,800	197,034
TOKAI RIKA Co., Ltd.	7,700	126,911
Tokio Marine Holdings, Inc.	20,400	1,021,561
Tokyo Tatemono Co., Ltd.@	37,600	417,448
Tokyu Fudosan Holdings Corp.	132,300	730,126
Toray Industries, Inc.	121,000	919,382
Tosoh Corp.	58,300	819,223
Toyo Seikan Group Holdings Ltd.	35,200	698,025
Toyoda Gosei Co., Ltd.	15,300	298,152
Toyota Motor Corp.	133,290	8,268,270
Toyota Motor Corp., ADR@	40,897	5,070,819
Toyota Tsusho Corp.	46,800	1,417,261
TS Tech Co., Ltd.	7,000	190,428
Ube Industries Ltd.	24,700	511,801
Wacoal Holdings Corp.	1,700	44,102
Yamada Denki Co., Ltd.	117,500	519,849
Yamaguchi Financial Group, Inc.	23,000	157,010
Yokohama Rubber Co., Ltd. (The)@	27,600	506,868
Zeon Corp.	28,500	316,417
		152,366,953
Luxembourg — 0.1%
SES SA	60,528	946,363

Netherlands — 4.1%
ABN AMRO Group NV±	77,588	1,659,960
Aegon NV	203,972	1,015,418
Akzo Nobel NV	2,244	210,869
ArcelorMittal@	96,238	1,735,171
ArcelorMittal=	28,247	505,435
ASR Nederland NV	19,853	807,277
Fiat Chrysler Automobiles NV	202,005	2,817,499
Fiat Chrysler Automobiles NV	52,894	730,995
ING Groep NV	386,479	4,480,789
Koninklijke Ahold Delhaize NV	285,058	6,410,831
Koninklijke DSM NV	38,040	4,701,850
Koninklijke Philips NV@	18,404	802,046
Koninklijke Vopak NV	7,411	341,717
NN Group NV	44,942	1,809,066
Randstad Holding NV	12,692	697,069
		28,725,992
New Zealand — 0.3%
Air New Zealand Ltd.	126,439	225,096
Auckland International Airport Ltd.	120,434	796,940
EBOS Group Ltd.	13,918	216,455
Fletcher Building Ltd.	104,034	338,967
Fonterra Co-operative Group, Ltd.*	6,088	15,746
Ryman Healthcare Ltd.	16,629	131,263
SKYCITY Entertainment Group, Ltd.	9,800	24,952
		1,749,419
Norway — 0.9%
Austevoll Seafood ASA	10,438	109,575
DNB ASA	140,787	2,619,193
Norsk Hydro ASA	380,361	1,359,953
SpareBank 1 SR-Bank ASA	25,719	313,255
Statoil ASA	2	39
Storebrand ASA	56,200	412,946
Subsea 7 SA	35,508	427,281
Yara International ASA	14,514	704,053
		5,946,295
Portugal — 0.0%
Banco Espirito Santo SA§*	414,564	—
EDP Renovaveis SA	32,371	332,018
		332,018
Singapore — 1.0%
BOC Aviation Ltd.±	47,800	401,408
CapitaLand Ltd.	430,800	1,123,965
City Developments Ltd.	103,600	725,123
The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Singapore (Continued)
Frasers Centrepoint Ltd.	23,300	$32,203
Golden Agri-Resources Ltd.	938,200	201,092
Keppel Corp. Ltd.	379,500	1,868,049
Olam International Ltd.	82,000	119,394
Sembcorp Industries Ltd.	265,100	472,203
Singapore Airlines Ltd.	158,940	1,088,968
United Industrial Corp. Ltd.	63,243	137,424
UOL Group Ltd.	47,218	263,486
Wilmar International Ltd.	292,500	799,889
		7,233,204
Spain — 2.5%
Banco Bilbao Vizcaya Argentaria SA	215,590	1,205,390
Banco de Sabadell SA	720,932	746,812
Banco Santander SA	2,536,641	11,769,855
Bankia SA@	123,310	291,369
Repsol SA	196,106	3,073,947
		17,087,373
Sweden — 2.1%
BillerudKorsnas AB@	35,971	478,586
Boliden AB	68,429	1,749,753
Dometic Group AB±	22,074	221,022
Getinge AB, B Shares	33,006	519,998
Holmen AB	23,456	500,383
Husqvarna AB, Class B@	9,183	85,895
ICA Gruppen AB@	15,599	670,582
Intrum AB@	10,769	276,469
Millicom International Cellular SA	12,736	716,611
Peab AB	3,201	27,352
SKF AB	55,127	1,013,653
SSAB AB, A Shares	32,802	114,342
SSAB AB, B Shares	238,002	2,202,111
SSAB AB, Series B	71,560	217,774
Svenska Cellulosa AB, Series A	244	2,475
Svenska Cellulosa AB, Series B	83,778	728,061
Svenska Handelsbanken AB, A Shares	140,764	1,392,762
Svenska Handelsbanken AB, B Shares	1,918	19,622
Swedbank AB, A Shares	67,198	1,009,112
Tele2 AB, B Shares	8,541	124,627
Telia Co. AB	390,069	1,732,305
Trelleborg AB	39,848	565,784
		14,369,279
Switzerland — 9.5%
ABB Ltd.	110,749	2,222,468
Adecco Group SA	36,654	2,202,544
Alcon, Inc.*µ	31,115	1,921,340
Alcon, Inc.@*	3,914	242,864
Baloise Holding AG	10,839	1,918,643
Banque Cantonale Vaudoise	173	134,685
Chocoladefabriken Lindt & Spruengli AG	1	81,336
Cie Financiere Richemont SA	68,383	5,802,958
Clariant AG*	70,701	1,437,268
Credit Suisse Group AG*	129,912	1,557,693
Dufry AG*	5,597	474,042
Flughafen Zuerich AG	4,261	802,266
Helvetia Holding AG	2,160	271,051
Julius Baer Group Ltd.*	38,000	1,691,743
LafargeHolcim Ltd.*	56,614	2,764,587
Lonza Group AG*	6,749	2,277,321
Novartis AG	155,578	14,215,896
Novartis AG, ADR	19,570	1,786,937
Swatch Group AG (The)µ	12,219	661,518
Swatch Group AG (The)µ	6,205	1,776,580
Swiss Life Holding AG	5,678	2,813,989
Swiss Re AG	27,273	2,772,559
Swisscom AG@	4,128	2,072,457
UBS Group AG*	385,713	4,583,355
Vifor Pharma AG@	3,119	450,661
Zurich Insurance Group AG	26,257	9,142,342
		66,079,103
United Kingdom — 15.2%
Anglo American PLC	234,151	6,674,243
Antofagasta PLC	11,948	141,052
Aviva PLC	901,779	4,769,815
Barclays PLC, ADR	401,884	3,058,337
Barratt Developments PLC	249,631	1,815,249
BP PLC, ADR	288,389	11,849,180
British American Tobacco PLC	212,750	7,427,295
Coca-Cola European Partners PLC	3,617	201,326
Glencore PLC*	1,526,564	5,299,324
GVC Holdings PLC	14,764	122,209
HSBC Holdings PLC	142,436	1,188,243
HSBC Holdings PLC, ADR@	253,781	10,592,819
Investec PLC	102,451	664,850
J Sainsbury PLC	422,622	1,051,680
John Wood Group PLC	26,996	154,962
Kingfisher PLC	420,977	1,148,897
Lloyds Banking Group PLC	9,201,932	6,613,100
Lloyds Banking Group PLC, ADR	376,801	1,070,115
Melrose Industries PLC	351,390	807,039
Micro Focus International PLC	24,573	643,567
Pearson PLC@	48,365	503,285
Pearson PLC, ADR@	32,293	334,556
Phoenix Group Holdings PLC	43,986	396,047
Royal Bank of Scotland Group PLC	40,266	112,396
Royal Bank of Scotland Group PLC, ADR@	162,939	925,494
Royal Dutch Shell PLC, ADR, Class A	182,057	11,846,449
Royal Dutch Shell PLC, ADR, Class B	187,979	12,357,740
Standard Chartered PLC	229,589	2,082,367
Standard Life Aberdeen PLC	45,696	170,961
Tesco PLC	28,781	82,860
Vodafone Group PLC	4,677,355	7,681,613
WM Morrison Supermarkets PLC	548,065	1,401,774
WPP PLC	112,294	1,412,101
WPP PLC, ADR@	7,619	479,311
		105,080,256
TOTAL COMMON STOCKS (Identified Cost $654,066,225)		676,339,802

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
PREFERRED STOCKS — 1.2%
Germany — 1.2%
Bayerische Motoren Werke AG, 6.330%	11,127	$690,827
Porsche Automobil Holding
SE, 2.970%	17,284	1,123,009
Volkswagen AG, 2.640%	37,559	6,330,231
		8,144,067
TOTAL PREFERRED STOCKS (Identified Cost $10,884,972)		8,144,067

RIGHTS AND WARRANTS— 0.0%
Spain — 0.0%
Repsol SA Right*	196,106	108,776
TOTAL RIGHTS AND WARRANTS (Identified Cost $111,220)		108,776

SHORT-TERM INVESTMENTS — 1.5%
Investment Company — 0.0%
State Street Institutional U.S. Government Money Market Fund, 2.310%	297,347	297,347

Collateral For Securities On Loan — 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.330%	10,382,194	10,382,194
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $10,679,541)		10,679,541

Total Investments — 100.4% (Identified Cost $675,741,958)		695,272,186
Liabilities, Less Cash and Other Assets — (0.4%)		(2,592,886)
Net Assets — 100.0%		$692,679,300

†	See Note 1
@	A portion or all of the security were on loan. As of June 30, 2019, the market value of the securities on loan was $27,370,050.
*	Non-income producing security
¥	Traded on the Canada, Toronto Stock Exchange.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2019 amounted to $3,302,748 or 0.48% of the net assets of the Fund.
=	Traded on the France, Euronext Paris Exchange.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
µ	Traded on the Switzerland, Swiss Exchange.

Key to abbreviations:
ADR — American Depository Receipt

Ten largest industry holdings as of June 30, 2019
(As a percentage of net assets) (Unaudited):

Industry	Percentage
Commercial Banks	17.6%
Oil, Gas & Consumable Fuels	13.3%
Insurance	8.9%
Automobiles	8.7%
Metals & Mining	6.7%
Pharmaceuticals	4.4%
Chemicals	3.8%
Real Estate Management & Development	2.9%
Auto Components	2.4%
Capital Markets	1.9%

Country Weightings as of June 30, 2019
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
DFA International Small Company Portfolio £	18,228,562	$324,468,405

TOTAL MUTUAL FUNDS (Identified Cost $220,937,777)		324,468,405

Total Investments — 100.0% (Identified Cost $220,937,777)		324,468,405
Cash and Other Assets, Less Liabilities — 0.0%		129,226
Net Assets — 100.0%		$324,597,631

†	See Note 1
£	Please refer to the Portfolio of Investments of the DFA International Small Company Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019

	SHARES	VALUE†
COMMON STOCKS — 97.1%
Brazil — 7.1%
Aliansce Shopping Centers SA	9,447	$60,496
Alliar Medicos A Frente SA	7,300	27,413
Banco Bradesco SA	1,792	15,610
Banco Bradesco SA, ADR	120,549	1,183,791
Banco BTG Pactual SA	7,330	97,124
Banco do Brasil SA	66,844	938,962
Banco Santander Brasil SA	25,020	296,204
Camil Alimentos SA	17,192	32,146
Cia Siderurgica Nacional SA	8,513	37,045
Construtora Tenda SA	20,510	127,655
Cosan SA Industria e Comercio	14,100	169,459
Direcional Engenharia SA	12,000	35,001
Duratex SA	42,639	131,250
Embraer SA, ADR	18,374	369,869
Enauta Participacoes SA	13,118	43,659
Ez Tec Empreendimentos e Participacoes SA	10,494	70,237
Gerdau SA, ADR@	102,151	397,367
Guararapes Confeccoes SA	9,000	37,922
International Meal Co., Alimentacao SA	24,900	51,227
Iochpe Maxion SA	12,897	74,931
JBS SA	131,136	724,673
Kroton Educacional SA	137,645	393,225
MRV Engenharia e
Participacoes SA	44,264	225,588
Petroleo Brasileiro SA	376,106	2,940,325
Restoque Comercio e Confeccoes de Roupas SA	1,216	7,759
Santos Brasil Participacoes SA	32,700	37,129
Sao Martinho SA	24,581	128,924
SLC Agricola SA	15,358	70,672
Sul America SA	32,934	321,797
Tupy SA	9,747	53,025
Usinas Siderurgicas de Minas Gerais SA	9,100	24,883
Vale SA	462,767	6,245,026
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	7,543	30,408
		15,400,802
Chile — 1.2%
Besalco SA	22,668	21,410
CAP SA	12,001	137,539
Cencosud SA	132,728	260,510
Cia Sud Americana de Vapores SA*	231,075	7,976
Empresas CMPC SA	98,730	271,002
Empresas COPEC SA	28,167	308,595
Empresas Hites SA	11,264	7,510
Empresas La Polar SA*	307,156	9,537
Enel Americas SA	2,256,965	398,052
Enel Chile SA, ADR	24,735	118,233
Enersis Americas SA, ADR	10,932	96,967
ENTEL Chile SA	12,923	131,594
Grupo Security SA	151,161	61,721
Inversiones Aguas Metropolitanas SA	40,036	62,037
Itau CorpBanca	12,354,030	103,153
Latam Airlines Group SA, ADR@	17,808	166,861
Masisa SA*	174,355	11,396
PAZ Corp. SA	9,073	12,921
Ripley Corp. SA	90,818	72,374
Salfacorp SA	43,600	55,013
Sigdo Koppers SA	27,803	52,108
SMU SA	48,293	13,012
Sociedad Matriz SAAM SA	550,961	54,476
Socovesa SA	38,881	20,742
Vina Concha y Toro SA	22,108	46,818
		2,501,557
China — 16.9%
361 Degrees International Ltd.	71,000	14,088
Agile Group Holdings Ltd.	167,091	223,738
Agricultural Bank of China Ltd., H Shares	1,723,000	721,253
Air China Ltd., Class H	138,000	139,207
Ajisen China Holdings Ltd.	37,000	15,062
Aluminum Corp. of China Ltd., H Shares*	230,000	81,557
Angang Steel Co., Ltd., H Shares@	91,000	41,471
Anton Oilfield Services Group	94,000	12,394
Asia Cement China Holdings Corp.	25,500	40,935
BAIC Motor Corp., Ltd., H Shares±	123,500	77,467
Bank of China Ltd., H Shares	3,621,902	1,530,048
Bank of Chongqing Co., Ltd., H Shares	46,500	27,442
Bank of Communications Co., Ltd., H Shares	384,400	291,805
Baoye Group Co., Ltd. Class H*	22,000	15,433
BBMG Corp., H Shares	143,000	45,948
Beijing Capital International Airport Co., Ltd., H Shares	102,000	89,443
Beijing Capital Land Ltd., H Shares@	100,000	35,716
Beijing Enterprises Clean Energy Group Ltd.*	260,000	3,628
Beijing Enterprises Holdings Ltd.	29,500	149,923
Beijing North Star Co., Ltd., Class H	26,000	9,785
Brilliance China Automotive Holdings Ltd.	138,000	152,633
BYD Electronic International Co., Ltd.	34,500	49,288
C C Land Holdings Ltd.	172,500	39,969
CAR, Inc.*	28,000	22,151
Central China Real Estate Ltd.	56,000	24,732
CGN Meiya Power Holdings Co., Ltd.*±	152,000	20,042
Chaowei Power Holdings Ltd.	37,000	13,831
China Agri-Industries Holdings Ltd.	203,700	65,451
China Aoyuan Property Group Ltd.	62,000	87,146
China BlueChemical Ltd., H Shares	192,000	52,352
China Cinda Asset Management Co., Ltd., Class H	505,000	116,364
China Citic Bank Corp., Ltd., H Shares	383,000	218,179
China Coal Energy Co., Ltd., H Shares	120,000	49,925

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China Communication Services Corp., Ltd., H Shares	127,600	$98,987
China Communications Construction Co., Ltd., H Shares	250,000	223,703
China Construction Bank Corp., H Shares	5,617,810	4,839,902
China Development Bank Financial Leasing Co., Ltd., H Shares±	68,000	14,537
China Dongxiang Group Co., Ltd	218,000	26,791
China Eastern Airlines Corp., Ltd., H Shares*	84,000	49,572
China Electronics Optics Valley Union Holding Co., Ltd.	140,000	10,574
China Energy Engineering Corp., Ltd., H Shares	122,000	14,837
China Everbright Bank Co., Ltd., H Shares	160,000	73,326
China Everbright Ltd.	40,000	59,091
China Galaxy Securities Co., Ltd., H Shares	133,500	79,126
China Harmony New Energy Auto Holding Ltd.@	41,000	13,856
China High Speed Transmission Equipment Group Co., Ltd.@	23,000	15,016
China Hongqiao Group Ltd.	162,500	114,620
China Huarong Asset Management Co., Ltd. Class H±	395,000	68,769
China Huiyuan Juice Group Ltd.@*§	84,500	—
China International Capital Corp., Ltd., H Shares@±	22,400	45,192
China International Marine Containers Group Co., Ltd., Class H	25,140	25,295
China Jinmao Holdings Group Ltd.	300,000	182,419
China Lesso Group Holdings Ltd.	73,000	58,686
China Lumena New Materials Corp.@*§~	224,000	—
China Machinery Engineering Corp., Class H	29,000	13,068
China Merchants Bank Co., Ltd., H Shares	8,500	42,382
China Merchants Land Ltd.	118,000	17,220
China Merchants Port Holdings Co., Ltd.	50,421	85,716
China Minsheng Banking Corp., Ltd., H Shares	389,880	270,012
China Mobile Ltd.	452,000	4,116,876
China National Building Material Co., Ltd., H Shares	408,850	358,516
China Oil & Gas Group Ltd.†*	200,000	9,857
China Oilfield Services Ltd., H Shares	102,000	100,933
China Oriental Group Co., Ltd.	94,000	54,992
China Overseas Grand Oceans Group Ltd.	115,500	50,862
China Overseas Land & Investment Ltd.	338,000	1,246,131
China Petroleum & Chemical Corp., ADR	2,319	158,156
China Petroleum & Chemical Corp., H Shares	2,062,400	1,401,916
China Railway Construction Corp., Ltd., H Shares	159,500	195,605
China Railway Group Ltd., H Shares	290,000	220,515
China Reinsurance Group Corp., H Shares	196,000	34,876
China Resources Cement Holdings Ltd.	150,000	145,359
China Resources Land Ltd.	246,000	1,083,298
China Sanjiang Fine Chemicals Co., Ltd.	44,000	9,406
China SCE Property Holdings Ltd.	151,000	72,681
China Shanshui Cement Group Ltd.*	30,000	12,558
China Shengmu Organic Milk Ltd.@*±	123,000	4,645
China Shenhua Energy Co., Ltd.	295,500	618,864
China Shineway Pharmaceutical Group Ltd.	19,000	17,220
China South City Holdings Ltd.	308,000	45,342
China Southern Airlines Co., Ltd., H Shares	130,000	90,531
China State Construction International Holdings Ltd.	128,000	131,413
China Taiping Insurance Holdings Co., Ltd.	115,200	308,215
China Traditional Chinese Medicine Holdings Co., Ltd.	156,000	75,886
China Travel International Investment Hong Kong Ltd.	180,000	37,329
China Unicom Hong Kong Ltd.	132,000	144,814
China Unicom Hong Kong Ltd., ADR	55,304	602,814
China Yurun Food Group Ltd.*	23,000	2,827
China ZhengTong Auto Services Holdings Ltd.	74,500	30,900
China Zhongwang Holdings Ltd.	154,000	77,673
Chongqing Rural Commercial Bank Co., Ltd., H Shares	226,000	122,957
CIFI Holdings Group Co., Ltd.	162,000	106,801
CITIC Ltd.	407,000	586,661
Citic Resources Holdings Ltd.	150,000	11,905
CITIC Securities Co., Ltd., Class H	23,000	47,933
Citychamp Watch & Jewellery Group Ltd.*	60,000	13,518
CNOOC Ltd.	1,424,000	2,435,403
Cogobuy Group*±	40,000	10,804
Comba Telecom Systems Holdings Ltd.@*	111,600	24,858
Concord New Energy Group Ltd.	420,000	20,162
Coolpad Group Ltd.*§	240,200	2,642
COSCO SHIPPING Development Co., Ltd., H Shares*	132,200	16,585

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
COSCO SHIPPING Energy Transportation Co., Ltd., H Shares	92,000	$54,411
COSCO SHIPPING Ports Ltd.	104,175	102,819
CPMC Holdings Ltd.	25,000	9,729
CT Environmental Group Ltd.@§	98,000	4,265
Dah Chong Hong Holdings Ltd.	81,000	27,063
Dongfeng Motor Group Co., Ltd., H Shares	168,000	137,640
Dongyue Group Ltd.	56,000	34,410
Everbright Securities Co., Ltd., Class H±	16,000	12,392
Fantasia Holdings Group Co., Ltd.*	142,500	26,086
Far East Horizon Ltd.	97,000	99,214
Fosun International Ltd.	128,000	170,083
Fufeng Group Ltd.*	123,000	67,234
GCL New Energy Holdings Ltd.@*	392,000	15,054
GCL-Poly Energy Holdings Ltd.*	899,000	49,486
Gemdale Properties & Investment Corp., Ltd.	226,000	26,906
GF Securities Co., Ltd., Class H	74,800	88,955
Glorious Property Holdings Ltd.*	228,000	11,237
GOME Retail Holdings Ltd.@*	570,000	61,293
Grand Baoxin Auto Group Ltd.*	23,000	9,481
Great Wall Motor Co., Ltd., H Shares@	168,500	120,577
Greenland Hong Kong Holdings Ltd.	112,000	44,590
Greentown China Holdings Ltd.	48,000	34,164
Guangshen Railway Co., Ltd., ADR	2,674	45,725
Guangzhou Automobile Group Co., Ltd., H Shares	104,000	111,033
Guangzhou R&F Properties Co., Ltd., H Shares@	109,600	210,734
Guotai Junan Securities Co., Ltd.±	23,000	40,985
Haitong Securities Co., Ltd., Class H	155,200	174,040
Harbin Bank Co., Ltd., H Shares*±	57,000	11,894
Harbin Electric Co., Ltd., H Shares*	54,000	27,236
HC Group, Inc.@*	9,500	3,879
Hengdeli Holdings Ltd.	184,000	9,540
Hi Sun Technology China Ltd.*	72,000	11,613
Hilong Holding Ltd.	109,000	11,860
Hopson Development Holdings Ltd.	58,000	62,739
Hua Han Health Industry Holdings Ltd.*§	640,000	—
Hua Hong Semiconductor Ltd.@±	31,000	60,002
Huaneng Renewables Corp., Ltd., H Shares	480,000	132,110
Huatai Securities Co., Ltd., Class H@±	59,000	101,509
Huishang Bank Corp., Ltd., H Shares	70,400	28,388
Industrial & Commercial Bank of China Ltd., H Shares	4,068,000	2,968,317
Jiangxi Copper Co., Ltd., H Shares	79,000	105,176
JinkoSolar Holding Co., Ltd. ADR@*	2,344	50,841
Joy City Property Ltd.	226,000	28,352
Ju Teng International Holdings Ltd.	56,000	13,477
K Wah International Holdings Ltd.	55,000	32,106
Kaisa Group Holdings Ltd.*	140,000	69,178
Kingboard Chemical Holdings Ltd.	71,000	197,684
Kingboard Laminates Holdings Ltd.	86,000	78,825
Kunlun Energy Co., Ltd.	318,000	277,223
KWG Property Holding Ltd.*	112,500	114,204
Lee & Man Paper Manufacturing Ltd.	59,000	41,314
Legend Holdings Corp., H Shares±	23,300	54,822
Longfor Properties Co., Ltd.	40,500	152,684
Lonking Holdings Ltd.	99,000	26,360
Maanshan Iron & Steel Co., Ltd., H Shares	116,000	46,033
Maoye International Holdings Ltd.	82,000	5,668
Metallurgical Corp., of China Ltd., H Shares	139,000	37,189
Mingfa Group International Co., Ltd.*§	91,000	—
Minmetals Land Ltd.	152,000	24,906
Modern Land China Co., Ltd.	50,000	7,233
Nine Dragons Paper Holdings Ltd.	130,000	115,327
Orient Securities Co., Ltd., Class H±	16,800	10,968
Panda Green Energy Group Ltd.@*	310,000	8,969
PAX Global Technology Ltd.@	52,000	21,168
PetroChina Co., Ltd., H Shares	1,800,000	993,126
PICC Property & Casualty Co., Ltd., H Shares	336,000	362,595
Poly Culture Group Corp., Ltd., H Shares	6,400	6,472
Poly Property Group Co., Ltd.	186,000	68,098
Postal Savings Bank of China Co., Ltd., Class H±	191,000	113,450
Pou Sheng International Holdings Ltd.	87,000	20,158
Powerlong Real Estate Holdings Ltd.	143,000	71,393
PW Medtech Group Ltd.*	97,000	12,293
Qingling Motors Co., Ltd., Class H	84,000	21,399
Qinhuangdao Port Co., Ltd. H Shares	26,500	5,156
Red Star Macalline Group Corp., Ltd., H Shares±	18,456	16,160
Ronshine China Holdings Ltd.*	24,000	29,586
Sany Heavy Equipment International Holdings Co. Ltd.	62,000	22,382
Seaspan Corp.@	3,228	31,667
Semiconductor Manufacturing International Corp.@*	198,800	221,406
Shandong Chenming Paper Holdings Ltd., H Shares	35,250	15,478
Shanghai Electric Group Co., Ltd., H Shares	104,000	37,677
Shanghai Industrial Holdings Ltd.	45,000	97,584
Shanghai Industrial Urban Development Group Ltd.	52,000	9,985

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Shanghai Jin Jiang International Hotels Group Co., Ltd., H Shares	148,000	$30,124
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	40,900	80,421
Shanghai Prime Machinery Co., Ltd., Class H	106,000	13,298
Shengjing Bank Co., Ltd., H Shares±	28,000	20,969
Shenzhen International Holdings Ltd.	6,000	11,905
Shenzhen Investment Ltd.	347,143	127,984
Shimao Property Holdings Ltd.	120,000	365,605
Shougang Concord International Enterprises Co., Ltd.	672,000	22,797
Shougang Fushan Resources Group Ltd.	176,000	38,301
Shui On Land Ltd.	127,500	29,542
Shunfeng International Clean Energy Ltd.*	220,000	8,308
Sihuan Pharmaceutical Holdings Group Ltd.	230,000	51,820
Sino-Ocean Land Holdings Ltd.	246,212	104,641
Sinofert Holdings Ltd.@*	244,000	26,550
Sinopec Engineering Group Co., Ltd., H Shares	93,000	78,813
Sinopec Kantons Holdings Ltd.	64,000	26,791
Sinotrans Ltd., H Shares	145,000	52,716
Sinotruk Hong Kong Ltd.	60,000	103,844
Skyworth Digital Holdings Ltd.	158,477	42,603
SOHO China Ltd.	209,000	73,843
Springland International Holdings Ltd.	99,000	19,390
TCL Electronics Holdings Ltd.	38,667	18,661
Technovator International Ltd.*	34,000	4,309
Texhong Textile Group Ltd.	18,000	20,162
Tian An China Investment Co., Ltd.	10,000	4,941
Tianjin Port Development Holdings Ltd.	180,000	18,895
Tianneng Power International Ltd.	26,000	20,935
Tomson Group Ltd.	24,000	6,913
Tongda Group Holdings Ltd.@	80,000	6,145
TPV Technology Ltd.	36,000	10,612
Truly International Holdings Ltd.*	120,000	17,205
Universal Medical Financial & Technical Advisory Services Co., Ltd.±	55,500	44,405
Wasion Group Holdings Ltd.	48,000	17,574
West China Cement Ltd.	198,000	30,416
Xiamen International Port Co., Ltd., Class H	94,000	12,635
Xingda International Holdings Ltd.	73,932	20,821
Yanzhou Coal Mining Co., Ltd., H Shares	130,000	121,484
YuanShengTai Dairy Farm Ltd.*	226,000	4,571
Yuexiu Property Co., Ltd.	675,033	152,951
Yuzhou Properties Co., Ltd.	62,451	29,340
Zhong An Real Estate Ltd.*	89,000	3,361
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares	57,000	37,432
		36,610,840

Colombia — 0.3%
Almacenes Exito SA	20,474	106,272
Banco de Bogota SA	1,958	40,958
Cementos Argos SA	21,491	50,158
Constructora Conconcreto SA*	52,618	8,269
Grupo Argos SA	44,471	239,411
Grupo de Inversiones Suramericana SA	23,291	247,152
Grupo Nutresa SA	4,377	34,079
		726,299

Czech Republic — 0.2%
CEZ, AS	20,203	487,889

Greece — 0.2%
Alpha Bank AE*	6,666	13,341
Bank of Greece	859	14,065
Ellaktor SA*	17,707	38,296
Eurobank Ergasias SA*	125,060	123,008
GEK Terna Holding Real Estate Construction SA*	8,282	52,832
Hellenic Petroleum SA	4,212	44,303
Iaso SA*	7,711	12,889
LAMDA Development SA*	355	3,637
Marfin Investment Group Holdings SA*	45,244	6,575
Mytilineos Holdings SA	7,016	80,976
National Bank of Greece SA*	35,811	98,137
Piraeus Bank SA*	5,396	18,800
Terna Energy SA*	4,969	39,834
		546,693

Hong Kong — 0.1%
21Vianet Group, Inc., ADR*	3,788	29,508
China Dili Group*	72,600	21,654
CP Pokphand Co., Ltd.	144,000	12,351
Guorui Properties Ltd.	63,000	11,808
Honghua Group Ltd.*	125,000	11,041
Jiayuan International Group Ltd.	48,000	21,138
Tiangong International Co., Ltd.	42,000	12,763
		120,263

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	43,907	487,119
Richter Gedeon Nyrt	8,647	159,330
		646,449

India — 13.2%
ACC Ltd.	4,759	107,828
Adani Enterprises Ltd.	22,884	49,728
Adani Gas Ltd.*	48,033	117,947
Adani Transmissions Ltd.*	27,809	89,840

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Aditya Birla Capital Ltd.*	35,993	$47,841
Aditya Birla Fashion & Retail Ltd.*	2,498	7,766
Allahabad Bank Ltd.*	20,823	15,008
Ambuja Cements Ltd.	58,052	179,048
Andhra Bank*	22,882	7,856
Anveshan Heavy Engineering Ltd.*	498	3,434
Apollo Tyres Ltd.	47,356	137,209
Arvind Fashions Ltd.*	2,690	26,928
Arvind Ltd.	13,452	12,336
Ashoka Buildcon Ltd.*	7,348	14,807
Aurobindo Pharma Ltd.	21,564	189,938
Axis Bank Ltd.*	134,335	1,575,861
Axis Bank Ltd. GDR*	593	34,513
Bajaj Holdings & Investment Ltd.	4,437	231,725
Balrampur Chini Mills Ltd.	10,809	21,915
Bank of Baroda*	66,538	116,540
Bharat Electronics Ltd.	74,073	120,938
Bharat Heavy Electricals Ltd.	97,927	104,272
Bharti Airtel Ltd.	286,326	1,437,696
Bharti Infratel Ltd.	16,471	63,543
Birla Corp., Ltd.	2,074	17,768
Brigade Enterprises Ltd.	6,374	24,008
Cadila Healthcare Ltd.	6,682	23,310
Canara Bank*	16,899	69,528
Ceat Ltd.	3,536	47,143
Central Bank of India*	10,425	3,096
CG Power and Industrial Solutions Ltd.*	49,779	20,553
Chambal Fertilizers and Chemicals Ltd.	14,403	36,431
Cipla Ltd.	13,757	110,022
City Union Bank Ltd.	18,860	59,563
Cochin Shipyard Ltd.±	2,068	11,339
Coffee Day Enterprises Ltd.*±	3,077	10,154
Container Corp. Of India Ltd.	7,508	61,780
Corporation Bank*	735	271
Cox & Kings Financial Service Ltd.*	3,984	317
Cox & Kings Ltd.	11,953	6,372
Cyient Ltd.	7,451	58,408
DCB Bank Ltd.	19,962	68,393
DCM Shriram Ltd.	4,319	35,148
Dewan Housing Finance Corp. Ltd.	30,512	32,135
Dishman Carbogen Amcis Ltd.*	5,292	17,250
DLF Ltd.	45,152	123,563
Dr Reddy’s Laboratories Ltd., ADR	10,396	389,538
eClerx Services Ltd.	1,042	11,623
Edelweiss Financial Services Ltd.	26,918	66,332
EID Parry India Ltd.	7,288	19,216
Engineers India Ltd.	17,822	31,292
Escorts Ltd.	1,331	10,338
Federal Bank Ltd.	166,224	260,073
Finolex Industries Ltd.	1,266	9,280
Firstsource Solutions Ltd.	20,730	14,836
Fortis Healthcare Ltd.*	35,112	66,127
GAIL India Ltd.	99,156	447,963
GAIL India Ltd., GDR	276	7,480
Gateway Distriparks Ltd.	5,474	10,361
General Insurance Corp. of India±	4,051	12,756
Glenmark Pharmaceuticals Ltd.	12,966	83,118
Granules India Ltd.	17,305	24,293
Grasim Industries Ltd.	31,951	423,529
Great Eastern Shipping Co., Ltd. (The)	11,618	44,476
Gujarat Alkalies & Chemicals Ltd.	2,551	19,236
Gujarat Fluorochemicals Ltd.	4,451	59,001
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	4,596	15,487
Gujarat Pipavav Port Ltd.	19,498	24,645
Gujarat State Petronet Ltd.	17,561	49,609
Himachal Futuristic Communications Ltd.	111,266	31,432
Hindalco Industries Ltd.	154,577	463,994
Housing Development & Infrastructure Ltd.*	33,952	8,263
HSIL Ltd.	2,665	9,980
ICICI Bank Ltd.	39,411	249,332
ICICI Bank Ltd., ADR	82,445	1,037,983
Idea Cellular Ltd.*	856,414	150,123
IDFC Bank Ltd.*	184,580	116,052
IDFC Ltd.	100,426	50,338
IFCI Ltd.*	68,818	9,122
IIFL Holdings Ltd.	25,376	51,651
IIFL Securities Ltd.*§	25,376	75,679
IIFL Wealth Management Ltd.*§	3,625	4,996
India Cements Ltd. (The)	31,361	45,251
Indiabulls Housing Finance Ltd.	29,677	260,968
Indiabulls Real Estate Ltd.*	29,702	48,967
Indian Bank*	10,338	39,097
Indian Hotels Co., Ltd. (The)	9,238	21,031
Infosys Ltd.	13,066	138,501
J Kumar Infraprojects Ltd.	2,087	4,868
Jagran Prakashan Ltd.	8,773	13,688
Jain Irrigation Systems Ltd.	44,473	16,494
Jaiprakash Associates Ltd.*	179,807	8,075
Jammu & Kashmir Bank Ltd. (The)*	24,690	14,504
Jindal Saw Ltd.	14,261	17,179
Jindal Steel & Power Ltd.*	46,366	95,382
JK Cement Ltd.	1,001	14,487
JM Financial Ltd.	26,872	29,820
JSW Energy Ltd.*	64,641	62,461
JSW Steel Ltd.	146,710	587,988
Jubilant Life Sciences Ltd.	9,690	72,393
Kalpataru Power Transmission Ltd.	5,415	41,177
Karnataka Bank Ltd. (The)	25,825	38,834
Karur Vysya Bank Ltd. (The)	50,658	51,739
Kaveri Seed Co., Ltd.	2,125	14,192
KPIT Engineering Ltd.*	21,169	29,747
KPIT Technologies Ltd.*	21,169	26,481
KPR Mill Ltd.	1,232	11,030
L&T Finance Holdings Ltd.	46,740	77,971
Larsen & Toubro Ltd.	24,741	559,085

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Larsen & Toubro Ltd. GDR	16,714	$373,558
Laurus Labs Ltd.±	757	3,692
LIC Housing Finance Ltd.	32,945	266,796
Lupin Ltd.	31,166	339,980
Magma Fincorp Ltd.	22,463	42,142
Mahindra & Mahindra Financial
Services Ltd.	26,795	149,973
Mahindra & Mahindra Ltd.	74,812	710,539
Mahindra CIE Automotive Ltd.*	6,907	23,074
Manappuram Finance Ltd.	52,506	105,274
Max India Ltd.*	8,945	8,818
Motilal Oswal Financial Services Ltd.	2,516	25,478
Mphasis Ltd.	14,198	208,206
MRF Ltd.	145	119,294
Muthoot Finance Ltd.	15,546	145,263
Natco Pharma Ltd.	2,947	22,926
National Aluminium Co., Ltd.	66,123	47,369
Nava Bharat Ventures Ltd.	7,718	10,471
NCC Ltd.	58,777	82,851
Oberoi Realty Ltd.	8,568	74,971
Oriental Bank of Commerce*	14,300	19,546
PC Jeweller Ltd.	7,610	5,038
Persistent Systems Ltd.	5,293	47,541
Petronet LNG Ltd.	18,380	65,489
Piramal Enterprises Ltd.	7,643	215,358
PNB Housing Finance Ltd.±	4,224	47,125
Power Finance Corp. Ltd.*	93,216	181,564
Prakash Industries Ltd.*	3,119	2,874
Prakash Pipes Ltd.*	389	491
Prestige Estates Projects Ltd.	14,610	56,692
PTC India Ltd.	28,037	27,193
Punjab National Bank*	42,980	49,687
Rain Industries Ltd.	7,350	10,744
Rajesh Exports Ltd.	3,868	40,326
Rashtriya Chemicals &
Fertilizers Ltd.	7,262	6,381
Raymond Ltd.	3,276	34,788
Redington India Ltd.	28,950	45,630
Reliance Industries Ltd.	354,872	6,446,843
Reliance Industries Ltd., GDR±	28,624	1,034,758
Reliance Power Ltd.*	91,910	5,526
Repco Home Finance Ltd.	3,632	20,363
Rural Electrification Corp. Ltd.	117,454	280,927
Sadbhav Engineering Ltd.	4,946	17,713
Shilpa Medicare Ltd.*	1,821	9,075
Shipping Corp. of India Ltd.*	14,166	6,444
Shriram City Union Finance Ltd.	2,635	61,650
Shriram Transport Finance Co., Ltd.	20,278	317,268
Sintex Plastics Technology Ltd.*	60,470	6,176
Sobha Ltd.	6,105	47,401
South Indian Bank Ltd. (The)	112,022	21,178
Srei Infrastructure Finance Ltd.	9,293	2,403
SRF Ltd.	2,051	90,407
State Bank of India*	115,109	604,999
State Bank of India Ltd., GDR*	2,800	145,040
Steel Authority of India Ltd.*	48,344	35,508
Strides Shasun Ltd.	3,502	20,098
Sun Pharmaceutical Industries Ltd.	67,888	394,725
Sunteck Realty Ltd.	5,951	37,489
Syndicate Bank*	19,381	11,806
Tata Chemicals Ltd.	10,372	93,852
Tata Global Beverages Ltd.	46,398	181,183
Tata Motors Ltd.@*	7,139	83,384
Tata Motors Ltd.*	190,099	447,381
Tata Steel Ltd.	55,068	402,714
Tech Mahindra Ltd.	9,588	98,266
Thomas Cook India Ltd.	3,507	12,341
TI Financial Holdings Ltd.*	2,985	20,180
Time Technoplast Ltd.	13,782	18,898
Tube Investments of India Ltd.	2,032	11,304
TV18 Broadcast Ltd.*	55,772	19,755
Uflex Ltd.	3,166	11,104
Union Bank of India*	28,863	34,015
VA Tech Wabag Ltd.	3,303	14,807
Vardhman Textiles Ltd.	2,832	43,489
Vedanta Ltd.	207,664	524,368
Vedanta Ltd., ADR	14,869	151,218
Welspun Corp., Ltd.	11,246	22,972
Welspun India Ltd.	16,161	13,345
Wipro Ltd.	124,531	506,675
Wockhardt Ltd.*	4,111	22,173
Yes Bank Ltd.	193,770	304,575
Zensar Technologies Ltd.	5,610	20,932
		28,545,903

Indonesia — 2.5%
Adaro Energy Tbk PT	2,508,900	241,522
Adhi Karya Persero Tbk PT	265,600	31,678
Agung Podomoro Land Tbk PT*	1,262,900	21,454
Alam Sutera Realty Tbk PT*	2,593,800	62,424
Aneka Tambang Tbk PT	812,316	48,587
Astra Agro Lestari Tbk PT	61,744	45,453
Astra International Tbk PT	266,600	140,589
Astra Otoparts Tbk PT	19,600	1,998
Bank Bukopin Tbk PT*	428,300	9,459
Bank Danamon Indonesia Tbk PT	290,773	98,794
Bank Mandiri Tbk PT	1,766,600	1,003,501
Bank Negara Indonesia Persero
Tbk PT	1,027,766	669,294
Bank Pan Indonesia Tbk PT*	763,800	70,284
Bank Pembangunan Daerah Jawa Barat
Dan Banten Tbk PT	287,000	34,332
Bank Pembangunan Daerah Jawa
Timur Tbk PT	69,000	3,101
Bank Tabungan Negara Tbk PT	547,990	95,421
Barito Pacific Tbk PT	140,900	32,015
BFI Finance Indonesia Tbk PT	564,800	23,987
BISI International Tbk PT	94,000	9,814
Bukit Asam Tbk PT	101,500	21,266
Bumi Serpong Damai Tbk PT*	972,900	105,709
Ciputra Development Tbk PT	1,672,677	136,158
Delta Dunia Makmur Tbk PT*	589,400	21,486
Eagle High Plantations Tbk PT*	1,380,100	15,826

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Indonesia (Continued)
Erajaya Swasembada Tbk PT	208,500	$28,336
Gajah Tunggal Tbk PT*	177,100	8,963
Garuda Indonesia Persero Tbk PT*	400,470	10,375
Global Mediacom Tbk PT	1,084,300	28,705
Hanson International Tbk PT*	6,335,700	47,089
Indah Kiat Pulp & Paper Corp., Tbk PT	345,800	229,473
Indika Energy Tbk PT	305,700	36,353
Indo Tambangraya Megah Tbk PT	52,800	65,591
Indofood Sukses Makmur Tbk PT	617,800	307,205
Intiland Development Tbk PT	1,370,300	37,246
Japfa Comfeed Indonesia Tbk PT	682,300	74,859
Krakatau Steel Persero Tbk PT*	255,200	7,551
Lippo Cikarang Tbk PT*	74,400	7,926
Lippo Karawaci Tbk PT	1,773,475	33,141
Medco Energi Internasional Tbk PT*	1,095,266	62,797
Media Nusantara Citra Tbk PT	501,200	36,896
Modernland Realty Tbk PT	1,758,100	34,596
Multistrada Arah Sarana Tbk PT*	193,700	8,706
Pabrik Kertas Tjiwi Kimia Tbk PT	83,800	74,591
Pakuwon Jati Tbk PT	295,800	15,285
Panin Financial Tbk PT*	2,578,100	60,586
Pembangunan Perumahan Persero Tbk PT	281,400	44,020
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	387,700	30,736
PP Properti Tbk PT	1,727,300	14,794
Salim Ivomas Pratama Tbk PT	482,300	11,949
Semen Indonesia Persero Tbk PT	282,100	231,131
Sentul City Tbk PT*	1,477,400	13,386
Siloam International Hospitals Tbk PT*	80,500	26,781
Sri Rejeki Isman Tbk PT	996,900	23,851
Summarecon Agung Tbk PT	186,300	16,088
Surya Semesta Internusa Tbk PT	393,100	20,034
Tiga Pilar Sejahtera Food Tbk PT*§	168,600	376
Timah Tbk PT	396,682	31,869
Trada Alam Minera Tbk PT*	1,960,000	17,342
Tunas Baru Lampung Tbk PT	317,700	19,115
United Tractors Tbk PT	231,000	461,101
Vale Indonesia Tbk PT*	218,900	48,343
Visi Media Asia Tbk PT*	498,300	4,268
Waskita Beton Precast Tbk PT	1,138,000	32,221
Waskita Karya Persero Tbk PT	606,100	86,233
Wijaya Karya Persero Tbk PT	459,200	78,985
XL Axiata Tbk PT*	600,900	126,751
		5,499,796

Korea — 16.3%
AK Holdings, Inc.	449	17,285
Asia Cement Co., Ltd.	309	25,584
Asia Paper Manufacturing Co. Ltd.	567	18,906
BGF Co., Ltd.	4,970	31,852
BNK Financial Group, Inc.	37,989	246,428
Capro Corp.	3,814	13,972
CJ CheilJedang Corp.	990	254,649
CJ Corp.	1,685	147,391
CJ Hellovision Co., Ltd.	4,225	25,248
Dae Han Flour Mills Co., Ltd.	157	26,854
Daelim Industrial Co., Ltd.	4,243	422,591
Daesang Corp.	3,420	71,827
Daesang Holdings Co., Ltd.	3,626	22,799
Daewoo Engineering & Construction Co., Ltd.*	23,784	101,756
Daewoo Shipbuilding & Marine
Engineering Co., Ltd.*	5,100	144,433
Daishin Securities Co., Ltd.	5,898	70,746
Daou Technology, Inc.	3,137	58,955
DGB Financial Group, Inc.	21,295	150,309
Dong Ah Tire & Rubber Co., Ltd.	897	10,488
Dong-A Socio Holdings Co., Ltd.	427	35,982
Dongbu Insurance Co., Ltd.	7,348	377,375
Dongkuk Steel Mill Co., Ltd.*	7,956	46,235
Dongwon Development Co., Ltd.	7,412	33,059
Dongwon Industries Co., Ltd.	221	47,850
Doosan Bobcat, Inc.*	5,711	180,038
Doosan Corp.	1,027	89,389
Doosan Heavy Industries & Construction Co., Ltd.*	16,276	87,395
Doosan Infracore Co., Ltd.*	21,468	115,646
DTR Automotive Corp.	652	18,578
E-Mart Co., Ltd.	2,694	326,644
Easy Bio, Inc.	6,222	31,524
Eugene Corp.	10,995	56,468
Eugene Investment & Securities Co., Ltd.	8,694	20,631
GS Engineering & Construction Corp.	7,784	272,017
GS Holdings Corp.	9,519	422,096
Halla Holdings Corp.	1,447	55,328
Hana Financial Group, Inc.	46,863	1,517,929
Handsome Co., Ltd.	1,970	63,127
Hanil Cement Co., Ltd.	233	25,729
Hanil Holdings Co Ltd.	191	8,701
Hanjin Transportation Co., Ltd.	1,833	57,864
Hankook Tire Co., Ltd.	11,420	347,155
Hansol Holdings Co., Ltd.*	7,109	30,753
Hansol Paper Co., Ltd.	2,232	28,319
Hansol Technics Co., Ltd.*	1,664	9,497
Hanwha Chem Corp.	17,851	350,944
Hanwha Corp.	7,411	171,371
Hanwha General Insurance Co., Ltd.	8,055	28,846
Hanwha Investment & Securities Co., Ltd.*	18,065	39,505
Hanwha Life Insurance Co., Ltd.	58,215	165,119
Hanwha Techwin Co., Ltd.*	4,682	134,826
Harim Holdings Co., Ltd.	3,907	38,236
HDC Hyundai Development Co.- Engineering & Construction	1,703	64,158
Heungkuk Fire & Marine Insurance Co., Ltd.*	7,083	27,175
Hite Jinro Co., Ltd.	1,986	35,002

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Humax Co., Ltd.*	1,390	$8,571
Hy-Lok Corp.	918	13,595
Hyosung Advanced Materials Corp.*	147	15,214
Hyosung Chemical Corp.	104	13,466
Hyosung Corp.	453	28,483
Hyosung Heavy Industries Corp.*	306	8,905
Hyosung TNC Co., Ltd.	142	17,463
Hyundai Construction Equipment Co., Ltd.	1,558	54,715
Hyundai Department Store Co., Ltd.	2,487	178,127
Hyundai Development Co.	4,642	60,907
Hyundai Electric & Energy System Co., Ltd.*	1,224	19,081
Hyundai Engineering & Construction Co., Ltd.	7,857	364,730
Hyundai Greenfood Co., Ltd.	5,396	61,220
Hyundai Heavy Industries Co., Ltd.*	3,849	395,017
Hyundai Home Shopping Network Corp.	716	65,731
Hyundai Hy Communications & Networks Co., Ltd.	3,997	14,193
Hyundai Livart Furniture Co. Ltd.	1,625	24,418
Hyundai Marine & Fire Insurance Co., Ltd.	7,998	197,067
Hyundai Mipo Dockyard Co., Ltd.	2,135	91,343
Hyundai Mobis Co., Ltd.*	6,048	1,233,537
Hyundai Motor Co.	12,940	1,568,960
Hyundai Motor Securities Co., Ltd.	1,658	15,149
Hyundai Robotics Co., Ltd.	1,468	411,927
Hyundai Steel Co.	13,009	470,945
Hyundai Wia Corp.	2,478	104,408
Ilshin Spinning Co., Ltd.	296	24,456
iMarketKorea, Inc.	1,693	17,228
Industrial Bank of Korea	40,096	487,896
Interpark Holdings Corp.	7,348	15,369
INTOPS Co., Ltd.	1,491	21,694
IS Dongseo Co., Ltd.	1,670	55,900
JB Financial Group Co., Ltd.	23,079	118,128
KB Financial Group, Inc.	6,566	260,729
KB Financial Group, Inc., ADR	50,104	1,978,106
KCC Corp.	562	134,093
KH Vatec Co., Ltd.*	2,458	22,565
Kia Motors Corp.	32,165	1,225,705
KISWIRE Ltd.	933	21,211
KIWOOM Securities Co., Ltd.	1,686	119,151
Kolon Corp.	985	15,398
Kolon Industries, Inc.	2,613	96,631
Korea Asset In Trust Co., Ltd.	4,957	17,838
Korea Electric Terminal Co., Ltd.	682	39,751
Korea Investment Holdings Co., Ltd.	6,241	436,192
Korea Line Corp.*	2,642	61,665
Korea Petrochemical Ind Co., Ltd.	506	56,970
Korea Real Estate Investment & Trust Co., Ltd.	23,805	48,552
Korean Air Lines Co., Ltd.	7,810	195,816
Korean Reinsurance Co.	9,881	74,622
KT Skylife Co., Ltd.	3,507	32,043
Kukdo Chemical Co., Ltd.	393	15,776
Kwang Dong Pharmaceutical Co., Ltd.	2,450	15,893
Kyobo Securities Co., Ltd.	2,156	20,540
LF Corp.	3,054	60,834
LG Corp.	9,161	610,125
LG Display Co., Ltd.*	12,166	188,077
LG Display Co., Ltd., ADR@*	62,695	485,886
LG Electronics, Inc.	16,873	1,158,818
LG Hausys Ltd.	907	48,309
LG International Corp.	4,279	65,965
LG Uplus Corp.	15,900	199,671
Lotte Chemical Corp.	2,727	596,343
Lotte Chilsung Beverage Co., Ltd.	470	69,809
Lotte Confectionery Co., Ltd.	72	10,757
Lotte Corp.*	1,279	48,739
LOTTE Fine Chemicals Co., Ltd.	2,950	134,898
Lotte Food Co., Ltd.	34	17,314
LOTTE Himart Co., Ltd.	1,461	55,294
Lotte Shopping Co., Ltd.	1,539	213,926
LS Corp.	2,558	105,231
Lumens Co., Ltd.*	5,701	10,887
Mando Corp.	2,004	51,200
Meritz Financial Group, Inc.	4,414	56,004
Meritz Securities Co., Ltd.	51,373	238,479
Mirae Asset Daewoo Co., Ltd.	47,834	338,875
Mirae Asset Life Insurance Co., Ltd.	13,679	52,126
Moorim P&P Co., Ltd.	2,365	10,528
Muhak Co., Ltd.	2,076	19,957
Namyang Dairy Products Co., Ltd.	41	19,991
Nexen Corp.	2,630	15,010
Nexen Tire Corp.	5,151	43,496
NH Investment & Securities Co., Ltd.	20,301	254,938
NHN Entertainment Corp.*	1,188	79,533
Nong Shim Co., Ltd.	339	74,573
Nong Shim Holdings Co., Ltd.	185	14,228
NS Shopping Co., Ltd.	1,784	18,541
OCI Co., Ltd.	2,344	189,404
Orange Life Insurance Ltd.±	4,577	125,460
Orion Holdings Corp.	2,572	38,202
Pan Ocean Co., Ltd.*	25,856	103,903
Poongsan Corp.	2,993	67,136
POSCO	984	208,364
POSCO, ADR	51,211	2,717,256
Posco Daewoo Corp.	7,508	119,319
S&T Dynamics Co., Ltd.	2,008	12,347
S&T Motiv Co., Ltd.	1,233	47,626
Sajo Industries Co., Ltd.	327	14,557
Samsung C&T Corp.	5,539	459,085
Samsung Card Co., Ltd.	3,768	124,659
Samsung Electronics Co., Ltd.	1,450	59,022

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Samsung Fire & Marine
Insurance Co., Ltd.	1,907	$442,624
Samsung Heavy
Industries Co., Ltd.*	43,202	305,312
Samsung Life Insurance Co., Ltd.	10,710	775,435
Samsung Securities Co., Ltd.	7,725	261,592
Samyang Corp.	427	20,192
Samyang Holdings Corp.	578	36,893
SeAH Besteel Corp.	1,570	25,019
SeAH Steel Corp.	210	12,968
SeAH Steel Holdings Corp.	235	11,642
Sebang Co., Ltd.	1,306	16,005
Sebang Global Battery Co., Ltd.	944	34,951
Seohan Co., Ltd.	5,607	7,891
Shinhan Financial Group Co., Ltd.	14,683	570,967
Shinhan Financial Group Co.,
Ltd., ADR@	36,711	1,427,324
Shinsegae Co., Ltd.	1,093	284,929
Shinyoung Securities Co., Ltd.	511	26,642
Sindoh Co., Ltd.	605	24,757
SK Chemicals Co., Ltd.	1,366	68,025
SK Discovery Co Ltd.	1,596	37,804
SK Gas Co., Ltd.	889	60,363
SK Holdings Co., Ltd.	395	79,366
SK Innovation Co., Ltd.	7,882	1,085,383
SK Networks Co., Ltd.	21,566	94,508
SK Securities Co., Ltd.	36,346	22,759
SKC Co., Ltd.	3,866	132,589
SL Corp.	2,574	52,833
Ssangyong Motor Co.*	7,906	27,696
Sung Kwang Bend Co., Ltd.	4,581	42,452
Sungwoo Hitech Co., Ltd.	7,756	27,742
Sunjin Co., Ltd.	941	9,250
Taekwang Industrial Co., Ltd.	61	69,735
Taewoong Co., Ltd.*	2,152	19,197
Taeyoung Engineering &
Construction Co., Ltd.	6,376	82,278
Tongyang Life Insurance Co., Ltd.	6,487	24,523
Tongyang, Inc.	18,180	28,341
Unid Co., Ltd.	1,035	45,088
Wonik Holdings Co., Ltd.*	5,077	17,698
Woori Financial Group, Inc.	57,755	702,774
Woori Financial Spon ADR@*	4,791	175,926
Young Poong Corp.	46	28,684
Youngone Corp.	3,259	105,279
Youngone Holdings Co., Ltd.	787	41,441
Yuanta Securities Korea Co., Ltd.*	15,682	44,072
		35,355,325
Malaysia — 2.8%
Aeon Co. M Bhd	64,400	26,337
Affin Holdings Bhd	65,370	33,535
AirAsia Bhd	239,300	158,086
Alliance Financial Group Berhad	167,400	152,311
AMMB Holdings Berhad	285,887	292,632
Batu Kawan Berhad	18,800	75,973
Berjaya Corp. Berhad*	455,775	28,676
Berjaya Land Berhad*	215,200	9,634
Boustead Holdings Berhad	114,039	30,079
Boustead Plantations Bhd	55,720	9,910
Bumi Armada Bhd*	442,100	23,001
Cahya Mata Sarawak Bhd	68,100	49,767
CIMB Group Holdings Bhd	856,086	1,114,517
Coastal Contracts Bhd*	53,100	11,886
DRB-Hicom Berhad	119,100	63,405
Eastern & Oriental Bhd*	83,232	16,012
Eco World Development
Group Bhd*	176,300	35,409
Ekovest Bhd	165,800	34,103
Felda Global Ventures
Holdings Bhd*	258,800	70,141
Gamuda Berhad	173,100	157,497
Genting Bhd	217,700	356,644
Genting Malaysia Bhd	308,100	241,559
HAP Seng Consolidated Berhad	24,400	58,749
Hengyuan Refining Co. Bhd*	9,900	12,649
Hong Leong Bank Bhd	14,300	65,747
Hong Leong Financial
Group Berhad	35,721	160,258
IJM Corp. Berhad	363,460	211,084
IOI Properties Group Bhd	168,150	56,152
Jaya Tiasa Holdings Bhd	54,200	6,361
Keck Seng Malaysia Bhd	13,300	15,126
KNM Group Bhd*	258,360	15,942
KSL Holdings Bhd*	91,419	17,255
Lotte Chemical Titan
Holding Bhd±	21,600	15,576
Mah Sing Group Bhd	205,885	45,835
Malayan Banking Bhd	156,419	336,116
Malaysia Airports Holdings Bhd	25,200	52,016
Malaysia Building Society Bhd	247,029	53,799
Malaysian Pacific Industries Bhd	5,200	11,602
Malaysian Resources Corp. Bhd	336,800	77,425
Matrix Concepts Holdings Bhd	42,800	19,678
Media Prima Bhd*	120,700	14,020
Mega First Corp. Bhd	24,800	20,704
MISC Berhad	156,620	270,982
MKH Bhd	63,050	18,919
MMC Corp. Berhad	115,100	31,752
Muhibbah Engineering M Bhd	47,400	31,657
Multi-Purpose Holdings Bhd	86,100	55,421
Oriental Holdings Berhad	36,560	57,328
OSK Holdings Berhad	74,455	16,936
Pos Malaysia Berhad	53,800	19,658
PPB Group Berhad	35,100	158,831
RHB Capital Berhad	130,771	176,893
Sapura Energy Bhd	662,200	48,073
Sarawak Oil Palms Bhd	20,500	11,906
Sime Darby Bhd	293,600	160,565
Sime Darby Property Bhd	177,600	44,266
SP Setia Bhd Group	149,980	78,393
Sunway Bhd	203,562	82,755

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Malaysia (Continued)
Ta Ann Holdings Bhd	33,360	$18,406
TA Enterprise Bhd	140,200	21,882
TA Global Berhad	55,560	3,428
TAN Chong Motor Holdings Bhd	9,600	3,415
Time dotCom Bhd	9,380	20,360
UEM Sunrise Bhd	225,600	43,673
UMW Oil & Gas Corp. Bhd*	509,331	36,975
United Malacca Bhd	14,600	18,442
UOA Development Bhd	113,100	65,684
VS Industry Bhd	134,600	35,828
Wah Seong Corp. Bhd*	3,573	614
WCT Holdings Bhd	163,154	41,850
Yinson Holdings BHD	23,800	35,074
YTL Corp. Berhad	699,545	189,592
		6,056,766
Mexico — 3.2%
ALEATICA SAB de CV	17,691	16,296
Alfa SAB de CV, Class A	432,223	423,807
Alpek SA de CV	61,784	77,513
Arca Continental SAB de CV	38,713	209,360
Banco del Bajio SA±	69,070	138,329
Banco Santander Mexico SA
Institucion de Banca Multiple Grupo
Financiero Santand Class B	230,619	353,851
Becle SAB de CV	20,954	32,446
Cemex SAB de CV	1,367,238	577,704
Coca-Cola Femsa SAB de CV	24,353	150,860
Consorcio ARA SAB de CV	72,788	16,155
Corp. Actinver SAB de CV	15,700	10,625
Corpovael SA de CV	14,843	11,368
Credito Real SAB
de CV SOFOM ER	28,241	34,298
El Puerto de Liverpool SAB de CV,
Series C	16,147	90,074
Elementia SAB de CV*±	22,420	10,069
Genomma Lab Internacional SAB de
CV, Series B*	69,897	63,474
Gentera SAB de CV	125,754	108,891
Grupo Aeromexico SAB de CV*	36,839	34,874
Grupo Carso SAB de CV, Series A	42,140	157,286
Grupo Cementos de Chihuahua SAB
de CV	12,907	70,823
Grupo Comercial Chedraui
SA de CV	54,670	92,286
Grupo Elektra SAB de CV	2,237	146,711
Grupo Financiero Banorte SAB de CV	192,330	1,117,080
Grupo Financiero Inbursa SA	193,280	279,642
Grupo Herdez SAB de CV	19,563	41,911
Grupo Hotelero Santa Fe SAB de CV*	22,600	6,676
Grupo Industrial Saltillo SAB de CV	23,686	26,841
Grupo Mexico SAB de CV, Series B	472,560	1,258,601
Grupo Rotoplas SAB de CV*	8,503	6,645
Grupo Sanborns SAB de CV	49,041	48,546
Grupo Simec SAB de CV, Series B*	4,376	11,965
Grupo Televisa SAB	88,975	150,194
Hoteles City Express SAB de CV*	17,476	19,121
Industrias Bachoco SAB de CV, ADR	1,239	62,780
Industrias Bachoco SAB de CV,
Series B	5,634	23,538
Industrias CH SAB de CV, Series B*	23,916	73,267
Industrias Penoles SAB de CV	13,511	174,109
La Comer SAB de CV*	37,216	42,560
Mexichem SAB de CV	150,008	315,823
Minera Frisco SAB de CV, Class A1*	59,337	9,058
Nemak SAB de CV±	56,001	26,288
Organizacion Cultiba SAB de CV	12,807	10,342
Organizacion Soriana SAB de CV,
Class B*	92,061	107,392
Promotora y Operadora de
Infraestructura SAB de CV	1,600	10,003
Promotora y Operadora de
Infraestructura SAB de CV	15,765	156,946
TV Azteca SAB de CV	109,303	9,510
Unifin Financiera SAB de
CV SOFOM ENR	6,817	15,155
Vitro SAB de CV, Series A	11,941	30,652
		6,861,745
Philippines — 1.3%
Alliance Global Group, Inc.	400,400	120,663
Bank of the Philippine Islands	51,159	78,383
BDO Unibank, Inc.	140,857	384,893
Belle Corp.	423,000	19,237
Cebu Air, Inc.	23,560	41,846
CEMEX Holdings Philippines, Inc.*±	125,000	7,124
China Banking Corp.	80,076	42,902
Cosco Capital, Inc.	257,000	34,511
DMCI Holdings, Inc.	321,000	64,532
East West Banking Corp.*	72,150	16,363
Emperador, Inc.*	147,300	21,965
Filinvest Land, Inc.	1,435,000	52,655
First Philippine Holdings Corp.	33,750	54,674
GT Capital Holdings, Inc.	7,141	131,015
International Container Terminal
Services, Inc.	16,040	45,833
JG Summit Holdings, Inc.	312,620	411,254
Lopez Holdings Corp.	414,200	33,388
LT Group, Inc.	220,200	65,327
Megaworld Corp.	1,270,700	151,289
Metropolitan Bank & Trust	75,200	104,577
Nickel Asia Corp.	253,000	11,111
Petron Corp.	421,800	47,914
Philex Mining Corp.	66,900	4,701
Philippine National Bank*	30,748	29,557
Pilipinas Shell Petroleum Corp.	22,540	17,047
Premium Leisure Corp.	846,000	13,210
Rizal Commercial Banking Corp.	47,790	26,211
Robinsons Land Corp.	353,155	181,626
Robinsons Retail Holdings, Inc.	22,800	32,931
San Miguel Corp.	67,120	229,519
The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Philippines (Continued)
Security Bank Corp.	22,320	$74,059
Top Frontier Investment
Holdings, Inc.*	8,630	44,973
Travellers International
Hotel Group, Inc.	183,800	19,659
Union Bank of the Philippines	12,050	14,405
Vista Land & Lifescapes, Inc.	778,900	108,394
		2,737,748
Poland — 1.4%
Alior Bank SA*	6,019	80,315
Amica SA	306	9,753
Asseco Poland SA	11,116	158,687
Bank Handlowy w Warszawie SA	1,333	19,172
Bank Millennium SA*	45,728	114,637
Bank Polska Kasa Opieki SA	3,121	93,455
Ciech SA	1,973	22,062
Cyfrowy Polsat SA	19,613	156,330
Echo Investment SA	12,278	13,137
Enea SA*	32,379	80,955
Grupa Azoty SA	6,701	75,200
Grupa Lotos SA	13,197	299,382
Jastrzebska Spolka Weglowa SA*	2,892	36,560
Kernel Holding SA	6,315	81,693
KGHM Polska Miedz SA*	14,110	391,141
LC Corp. SA	26,490	18,731
Lubelski Wegiel Bogdanka SA*	963	9,182
mBank SA	910	104,804
Netia SA*	17,231	22,429
PGE SA*	69,060	177,420
PKP Cargo SA*	3,933	45,770
Polski Koncern Naftowy Orlen SA	32,950	794,087
Powszechna Kasa Oszczednosci
Bank Polski SA	18,510	212,285
Stalprodukt SA	83	5,380
Tauron Polska Energia SA*	117,990	54,165
		3,076,732
Russia — 2.5%
Gazprom PAO, ADR	253,110	1,854,284
Lukoil PJSC, ADR	34,528	2,914,854
Magnitogorsk Iron &
Steel Works PJSC, GDR	4,206	38,695
Rosneft Oil Co. PJSC, GDR	58,613	383,915
RusHydro PJSC, ADR	61,905	56,395
VTB Bank PJSC	115,250	144,985
		5,393,128
Singapore — 0.0%
Grindrod Shipping Holdings Ltd.*	905	4,337
South Africa — 7.1%
Absa Group Ltd.	90,077	1,125,563
Advtech Ltd.	25,099	24,591
Aeci Ltd.	22,951	149,080
African Oxygen Ltd.	8,358	13,529
African Phoenix Investments Ltd.*	72,611	2,938
African Rainbow Minerals Ltd.	16,801	217,298
Alexander Forbes Group
Holdings Ltd.	100,385	41,266
Allied Electronics Corp.,
Ltd., Class A	12,228	23,050
Alviva Holdings Ltd.	14,413	16,577
Anglo American Platinum Ltd.	294	17,469
AngloGold Ashanti Ltd.	22,931	413,539
AngloGold Ashanti Ltd., ADR	47,680	849,181
ArcelorMittal South Africa Ltd.*	23,974	4,102
Ascendis Health Ltd.*	19,546	6,522
Aspen Pharmacare Holdings Ltd.	23,728	169,221
Assore Ltd.	3,341	87,001
Astral Foods Ltd.	2,840	31,255
Aveng Ltd.@*	559,813	1,192
Barloworld Ltd.	39,661	360,427
Blue Label Telecoms Ltd.*	17,959	6,005
Caxton & CTP Publishers &
Printers Ltd.	18,814	10,673
Clover Industries Ltd.	27,051	38,891
DataTec Ltd.*	44,908	110,827
EOH Holdings Ltd.*	6,411	8,908
Exxaro Resources Ltd.	30,820	376,339
Gold Fields Ltd., ADR	163,422	884,113
Grindrod Ltd.	63,691	27,403
Harmony Gold Mining Co.,
Ltd., ADR@*	55,043	124,948
Hudaco Industries Ltd.	4,134	35,573
Impala Platinum Holdings Ltd.@*	63,361	313,769
Imperial Holdings Ltd.	34,161	124,736
Investec Ltd.	20,906	136,345
Invicta Holdings Ltd.	2,388	4,091
KAP Industrial Holdings Ltd.	227,015	90,097
Kumba Iron Ore Ltd.@	663	23,507
Lewis Group Ltd.	16,007	37,946
Liberty Holdings Ltd.	21,825	163,722
Life Healthcare Group
Holdings Ltd.	3,691	5,880
Long4Life Ltd.	66,407	21,452
Merafe Resources Ltd.	282,183	25,043
Metair Investments Ltd.	23,331	39,009
Mmi Holdings Ltd.	152,272	205,083
Motus Holdings Ltd.	3,743	19,431
Mpact Ltd.	27,799	43,776
MTN Group Ltd.@	258,486	1,959,061
Murray & Roberts Holdings Ltd.	70,150	72,217
Nampak Ltd.*	66,852	48,650
Nedbank Group Ltd.	39,551	710,991
Oceana Group Ltd.	4,153	20,345
Old Mutual Ltd.	159,918	240,700
Omnia Holdings Ltd.@	11,411	28,534
Peregrine Holdings Ltd.	23,191	30,362
Pioneer Foods Group Ltd.	7,900	38,701
PPC Ltd.@*	147,503	48,382
Raubex Group Ltd.	16,897	23,285

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
South Africa (Continued)
RCL Foods Ltd.	15,951	$13,363
Reunert Ltd.	23,002	110,282
Rhodes Food Group Pty Ltd.	12,062	14,387
Royal Bafokeng Platinum Ltd.@*	11,506	28,265
Sappi Ltd.	89,490	348,747
Sasol Ltd.	25,120	624,585
Sasol Ltd., ADR@	30,724	763,491
Sibanye-Stillwater*	265,573	316,010
Standard Bank Group Ltd.@	200,112	2,794,180
Steinhoff International
Holdings NV@*	277,126	25,578
Super Group Ltd.*	56,256	131,364
Telkom SA SOC Ltd.	55,054	360,343
Tongaat Hulett Ltd.§	15,539	14,574
Trencor Ltd.*	28,700	44,828
Tsogo Sun Holdings Ltd.	69,401	75,043
Wilson Bayly Holmes-Ovcon Ltd.	6,827	53,264
		15,370,900
Spain — 0.0%
CEMEX Latam Holdings SA*	13,000	18,407

Taiwan — 16.3%
A-DATA Technology Co., Ltd.	20,000	28,848
Ability Enterprise Co., Ltd.	25,195	11,843
AcBel Polytech, Inc.	46,000	30,213
Acer, Inc.	267,884	166,029
Alpha Networks, Inc.	53,200	34,000
Ambassador Hotel (The)	20,000	14,263
AmTRAN Technology Co., Ltd.*	99,360	35,189
Ardentec Corp.	39,092	36,437
Asia Cement Corp.	297,269	455,099
Asia Pacific Telecom Co., Ltd.*	192,000	45,126
Asia Polymer Corp.	29,508	13,063
Asia Vital Components Co., Ltd.	53,000	65,611
Asustek Computer, Inc.	75,000	538,483
AU Optronics Corp.	868,000	259,901
AU Optronics Corp., ADR@	73,574	217,779
BES Engineering Corp.	229,000	57,288
Capital Securities Corp.	256,437	78,270
Career Technology MFG. Co., Ltd.	19,418	19,318
Casetek Holdings Ltd.	23,751	31,964
Catcher Technology Co., Ltd.	72,000	515,784
Cathay Financial Holding Co., Ltd.	1,181,000	1,635,023
Cathay Real Estate
Development Co., Ltd.	70,000	62,429
Chang Hwa Commercial Bank Ltd.	621,155	418,976
Cheng Loong Corp.	114,000	74,142
Cheng Uei Precision Industry
Co., Ltd.	62,543	63,732
Chia Hsin Cement Corp.	22,000	12,112
Chilisin Electronics Corp.	19,380	56,656
Chin-Poon Industrial Co., Ltd.	55,000	61,535
China Airlines Ltd.	422,111	133,730
China Bills Finance Corp.	110,000	52,947
China Chemical &
Pharmaceutical Co., Ltd.	19,000	11,653
China Development Financial
Holding Corp.	1,339,468	408,402
China Life Insurance Co., Ltd.	283,585	226,890
China Manmade Fibers Corp.	87,000	25,938
China Metal Products	31,000	35,881
China Motor Corp.	56,195	50,117
China Petrochemical
Development Corp.	347,550	118,053
China Steel Corp.	1,869,800	1,502,005
China Synthetic Rubber Corp.	85,491	102,806
Chipbond Technology Corp.	82,000	159,726
ChipMOS TECHNOLOGIES, Inc.	28,897	22,189
Chun Yuan Steel	30,000	10,383
Chung Hung Steel Corp.*	105,000	35,496
Chung Hwa Pulp Corp.	79,367	24,889
Chung-Hsin Electric & Machinery
Manufacturing Corp.	55,000	37,541
Clevo Co.	71,000	70,864
CMC Magnetics Corp.*	288,337	63,777
Compal Electronics, Inc.	671,000	439,635
Compeq Manufacturing Co., Ltd.	127,000	106,517
Continental Holdings Corp.	42,000	23,191
Coretronic Corp.	64,800	90,546
CTBC Financial Holding Co., Ltd.	2,449,280	1,683,611
CyberTAN Technology, Inc.	37,000	17,869
D-Link Corp.*	77,112	31,531
Darfon Electronics Corp.	17,000	24,247
Darwin Precisions Corp.	38,000	23,123
Depo Auto Parts Ind Co., Ltd.	12,000	26,427
Dynapack International
Technology Corp.	23,000	37,544
E Ink Holdings, Inc.	75,000	80,410
E.Sun Financial Holding Co., Ltd.	1,107,213	926,851
Elite Semiconductor Memory
Technology, Inc.	45,000	46,797
Elitegroup Computer
Systems Co., Ltd.*	58,877	21,989
Entie Commercial Bank Co., Ltd.	68,000	34,373
Epistar Corp.	146,828	118,183
Eternal Materials Co., Ltd.	44,991	39,183
Eva Airways Corp.	370,426	178,299
Everest Textile Co., Ltd.*	44,553	16,353
Evergreen International Storage &
Transport Corp.	54,000	24,775
Evergreen Marine Corp.,
Taiwan Ltd.	272,944	109,408
Everlight Chemical Industrial Corp.	56,000	29,839
Everlight Electronics Co., Ltd.	51,000	47,618
Far Eastern Department Stores Ltd.	134,220	97,231
Far Eastern International Bank	256,450	101,558
Far Eastern New Century Corp.	519,338	560,145
Farglory Land Development Co., Ltd.	51,721	68,690
Federal Corp.*	75,590	29,326
First Financial Holding Co., Ltd.	811,394	595,624
First Steamship Co., Ltd.*	36,000	13,909
FocalTech Systems Co., Ltd.*	26,000	19,379

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Formosa Advanced
Technologies Co., Ltd.	20,000	$22,924
Formosa Taffeta Co., Ltd.	73,000	91,898
Formosan Rubber Group, Inc.	55,080	31,566
Formosan Union Chemical	50,715	21,798
Foxconn Technology Co., Ltd.	96,127	195,290
Fubon Financial Holding Co., Ltd.	1,119,211	1,652,178
Fulltech Fiber Glass Corp.	31,000	15,171
Gemtek Technology Corp.	47,000	37,906
Getac Technology Corp.	9,000	13,503
Giantplus Technology Co., Ltd.	37,000	12,985
Gigabyte Technology Co., Ltd.	65,000	111,335
Gigastorage Corp.*	77,000	20,378
Gloria Material Technology Corp.	88,392	54,926
Goldsun Building Materials Co., Ltd.	193,953	53,266
Grand Pacific Petrochemical	148,000	97,683
Great Wall Enterprise Co., Ltd.	53,481	68,789
Hannstar Board Corp.	36,000	35,989
HannStar Display Corp.	443,770	94,299
HannsTouch Solution, Inc.*	30,000	12,701
Hey Song Corp.	31,750	33,580
Highwealth Construction Corp.	9,000	14,329
Hiroca Holdings Ltd.	8,000	17,206
Ho Tung Chemical Corp.	108,688	24,985
Hon Hai Precision Industry Co., Ltd.	1,145,068	2,853,499
Hon Hai Precision Industry Co., Ltd. GDR	15,988	78,581
Hong Pu Real Estate Development Co., Ltd.	45,000	30,715
HTC Corp.*	69,000	81,197
Hua Nan Financial Holdings Co., Ltd.	717,126	481,401
Huaku Development Co., Ltd.	39,000	106,982
Hung Sheng Construction Co., Ltd.	79,200	53,039
Ichia Technologies, Inc.*	52,000	24,946
Innolux Corp.	1,550,757	365,977
Inventec Co., Ltd.	261,282	207,784
Jih Sun Financial Holdings Co., Ltd.	241,032	83,424
KEE TAI Properties Co., Ltd.	60,000	23,954
Kindom Construction Corp.	42,000	37,998
King Yuan Electronics Co., Ltd.	185,100	159,715
King’s Town Bank Co., Ltd.	121,000	131,676
Kinpo Electronics	230,000	79,605
Kinsus Interconnect
Technology Corp.	44,000	56,311
Kuoyang Construction Co., Ltd.	45,493	18,382
L&K Engineering Co., Ltd.	16,000	14,166
Lealea Enterprise Co., Ltd.	109,406	33,992
Lextar Electronics Corp.	40,000	18,996
Li Peng Enterprise Co., Ltd.	91,245	21,475
Lien Hwa Industrial Corp.	53,815	64,801
Lingsen Precision Industries Ltd.	41,000	11,036
Lite-On Semiconductor Corp.	21,000	20,723
Lite-On Technology Corp.	319,874	468,593
Long Bon International Co., Ltd.	57,400	29,939
Long Chen Paper Co., Ltd.	86,249	40,404
Macronix International	119,171	88,823
MediaTek, Inc.	19,000	192,083
Mega Financial Holding Co., Ltd.	1,056,850	1,051,423
Mercuries & Associates
Holdings Ltd.	60,495	35,351
Mercuries Life Insurance Co., Ltd.*	137,105	47,012
MIN AIK Technology Co., Ltd.	25,600	11,292
Mitac Holdings Corp.	41,458	41,512
Motech Industries, Inc.*	36,775	10,171
Nan Ya Printed Circuit Board Corp.*	24,200	30,660
Nanya Technology Corp.	160,000	332,265
Neo Solar Power Corp.*	172,197	54,166
Nien Hsing Textile Co., Ltd.	21,957	19,865
O-Bank Co., Ltd.	84,000	22,285
OptoTech Corp.	57,722	39,213
Orient Semiconductor
Electronics Ltd.*	42,485	19,560
Pan Jit International, Inc.*	24,000	19,550
Pan-International Industrial Corp.	34,380	26,178
Pegatron Corp.	288,249	498,365
POU Chen Corp.	332,133	411,698
Powertech Technology, Inc.	23,000	56,279
President Securities Corp.	109,122	48,132
Prince Housing &
Development Corp.	148,970	56,356
Qisda Corp.	288,400	186,637
Radium Life Tech Co., Ltd.*	99,488	43,563
Rich Development Co., Ltd.	120,978	36,808
Ritek Corp.*	87,399	25,438
Ruentex Development Co., Ltd.	50,949	72,832
Ruentex Industries Ltd.	41,400	100,636
Sampo Corp.	49,600	29,623
San Fang Chemical
Industry Co., Ltd.	13,000	10,296
Sanyang Industry Co., Ltd.	76,573	55,594
Sesoda Corp.	22,000	18,912
Shihlin Electric & Engineering Corp.	35,000	52,625
Shin Kong Financial
Holding Co., Ltd.	1,126,692	342,076
Shin Zu Shing Co., Ltd.	16,000	60,014
Shining Building Business Co., Ltd.*	71,552	22,807
Shinkong Insurance Co., Ltd.	30,000	38,442
Shinkong Synthetic Fibers Corp.	186,151	83,308
Sigurd Microelectronics Corp.	53,000	50,680
Sincere Navigation Corp.	27,000	13,996
Sinon Corp.	64,000	43,478
SinoPac Financial
Holdings Co., Ltd.	1,166,094	489,948
Sirtec International Co., Ltd.	12,000	9,852
Supreme Electronics Co., Ltd.	39,000	39,616
Synnex Technology
International Corp.	138,300	173,657
Systex Corp.	20,000	49,389
Ta Ya Electric Wire & Cable	46,000	16,143
Taichung Commercial Bank Co., Ltd.	346,715	139,537
Taiflex Scientific Co., Ltd.	25,740	35,801
Tainan Spinning Co., Ltd.	142,427	56,174
Taishin Financial Holding Co., Ltd.	1,034,364	476,228

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Taiwan Business Bank	424,594	$186,600
Taiwan Cement Corp.	686,001	1,017,091
Taiwan Cogeneration Corp.	19,000	16,853
Taiwan Cooperative Financial Holding Co., Ltd.	812,596	544,181
Taiwan Fertilizer Co., Ltd.	78,000	119,915
Taiwan FU Hsing Industrial Co., Ltd.	21,000	31,609
Taiwan Glass Industrial Corp.	169,321	66,236
Taiwan Hon Chuan Enterprise Co., Ltd.	36,925	65,743
Taiwan PCB Techvest Co., Ltd.	28,000	33,265
Taiwan Shin Kong Security Co., Ltd.	10,000	12,267
Taiwan Surface Mounting Technology Co., Ltd.	27,518	51,652
Tatung Co., Ltd.*	91,000	54,935
Teco Electric & Machinery Co., Ltd.	229,000	168,103
Test Rite International Co., Ltd.	36,000	24,920
Thye Ming Industrial Co., Ltd.	10,000	10,303
Ton Yi Industrial Corp.	120,000	49,647
Tong Yang Industry Co., Ltd.	41,921	60,602
TPK Holding Co., Ltd.	46,000	73,385
Tripod Technology Corp.	25,000	88,540
TSRC Corp.	26,000	23,188
Tung Ho Steel Enterprise Corp.	119,000	89,271
TXC Corp.	56,000	62,744
TYC Brother Industrial Co., Ltd.	21,000	18,154
U-Ming Marine Transport Corp.	47,000	50,617
Unimicron Technology Corp.	197,000	223,579
Union Bank of Taiwan	152,020	57,265
Unitech Printed Circuit Board Corp.	67,320	45,300
United Microelectronics Corp.	2,379,513	1,068,730
Universal Cement Corp.	46,836	30,083
UPC Technology Corp.	140,727	51,652
USI Corp.	132,130	50,198
Wah Lee Industrial Corp.	25,000	43,545
Walsin Lihwa Corp.	388,000	183,635
Wan Hai Lines Ltd.	100,650	58,654
Waterland Financial Holdings Co., Ltd.	277,944	95,752
Weikeng Industrial Co., Ltd.	31,087	20,018
Winbond Electronics Corp.	447,893	219,191
Wisdom Marine Lines Co., Ltd.*	58,280	57,793
Wistron Corp.	457,431	356,407
WPG Holdings Ltd.	225,400	292,821
WT Microelectronics Co., Ltd.	71,265	91,664
Yang Ming Marine Transport Corp.*	145,100	38,121
YC Co., Ltd.	20,000	8,468
YC INOX Co., Ltd.	50,000	43,384
Yea Shin International Development Co., Ltd.	29,995	16,417
Yeong Guan Energy Technology Group Co., Ltd.	18,000	34,134
YFY, Inc.	150,385	57,618
Yieh Phui Enterprise Co., Ltd.	156,241	46,380
Youngtek Electronics Corp.	12,000	16,768
Yuanta Financial Holding Co., Ltd.	1,469,815	882,566
Yulon Motor Co., Ltd.	123,272	90,491
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	5,000	12,074
Zhen Ding Technology Holding Ltd.	62,000	198,419
Zinwell Corp.	43,000	29,350
		35,357,224
Thailand — 3.4%
Ananda Development PCL	180,700	22,626
AP Thailand PCL	185,700	47,534
Asia Aviation PCL	299,900	39,508
Asia Plus Group Holdings PCL	122,900	11,141
Bangchak Corp. PCL	74,500	74,093
Bangkok Bank PCL, NVDR	16,600	106,634
Bangkok Insurance PCL	2,100	22,666
Bangkok Land PCL	1,039,700	58,312
Bangkok Life Assurance PCL	32,500	28,613
Bank of Ayudhya PCL	41,000	51,471
Banpu PCL	358,250	175,226
Cal-Comp Electronics Thailand PCL	482,400	27,842
Charoen Pokphand Foods PCL	400,800	369,205
Esso Thailand PCL	105,200	37,048
GFPT PCL	49,100	27,058
Golden Land Property Development PCL	80,600	22,077
Hana Microelectronics PCL	63,900	53,654
IRPC PCL	1,179,200	192,256
Italian-Thai Development PCL	193,100	14,734
Kasikornbank PCL, NVDR	135,500	830,651
KGI Securities Thailand PCL	140,700	21,747
Khon Kaen Sugar Industry PCL	135,600	12,734
Kiatnakin Bank PCL	37,800	85,664
Krung Thai Bank PCL	275,275	175,034
LH Financial Group PCL	653,200	32,162
LPN Development PCL	56,200	13,469
Noble Development PCL	17,300	10,662
Polyplex Thailand PCL	40,600	20,123
Precious Shipping PCL*	87,600	23,137
Pruksa Holding PCL	59,400	41,256
PTT Exploration & Production PCL	158,300	696,845
PTT Global Chemical PCL	267,428	558,095
PTT PCL	1,214,300	1,930,289
Rojana Industrial Park PCL	159,700	34,109
Sansiri PCL	425,700	20,544
SC Asset Corp. PCL	188,600	18,081
Siam Commercial Bank PCL	107,500	488,995
Somboon Advance Technology PCL	17,900	10,565
Sri Trang Agro-Industry PCL	101,000	41,826
Star Petroleum Refining PCL	180,700	59,512
STP & I PCL	167,100	44,952
Supalai PCL	117,500	90,038
Super Energy Corp. PCL*	932,500	20,981

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thailand (Continued)
SVI PCL	75,100	$10,628
Thai Airways International PCL*	92,500	31,972
Thai Oil PCL	110,800	240,261
Thai Stanley Electric PCL	3,100	23,553
Thaicom PCL*	48,300	9,528
Thanachart Capital PCL	43,500	78,723
Thitikorn PCL	29,900	10,432
Thoresen Thai Agencies PCL	166,348	28,749
TMB Bank PCL	899,300	57,475
TPI Polene PCL	164,200	10,708
True Corp. PCL	1,184,800	222,144
Vinythai PCL	42,500	33,260
		7,420,602
Turkey — 0.8%
Akbank TAS*	345,029	405,180
Anadolu Efes Biracilik Ve Malt Sanayii AS	6,445	22,138
Enka Insaat ve Sanayi AS	54,549	51,530
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	69,898	27,160
Sekerbank TAS*	54,778	9,176
Trakya Cam Sanayi AS	76,578	38,749
Turk Hava Yollari*	81,666	181,793
Turkiye Garanti Bankasi AS*	348,574	547,798
Turkiye Halk Bankasi AS	66,222	65,645
Turkiye Is Bankasi*	188,214	196,649
Turkiye Sinai Kalkinma Bankasi AS*	190,047	24,287
Turkiye Vakiflar Bankasi TAO	113,664	82,247
Yapi ve Kredi Bankasi AS*	194,984	81,152
		1,733,504
TOTAL COMMON STOCKS (Identified Cost $205,838,095)		210,472,909

PREFERRED STOCKS — 2.0%
Brazil — 1.9%
Banco ABC Brasil SA, 5.690%	10,815	54,132
Banco do Estado do Rio Grande do Sul SA, PF B, 8.390%	22,800	141,017
Banco Pan SA, 0.750%	11,300	26,279
Cia Brasileira de Distribuicao, 1.760%	3,300	81,367
Cia Ferro Ligas da Bahia - FERBASA, 6.200%	4,895	28,172
Marcopolo SA, 2.960%	26,304	26,373
Petroleo Brasileiro SA, 3.500%	363,607	2,595,468
Petroleo Brasileiro SA, ADR, 3.270%	84,297	1,197,017
Randon SA Implementos e Participacoes, 1.520%	11,100	26,132
Usinas Siderurgicas de Minas Gerais SA, PF A, 1.650%	15,712	36,580
		4,212,537
Colombia — 0.1%
Avianca Holdings SA, 2.940%	41,262	19,710
Grupo Argos SA, 2.290%	12,517	54,843
Grupo de Inversiones Suramericana SA, 1.630%	8,046	79,220
		153,773
Korea — 0.0%
CJ Corp.*§	252	6,002

TOTAL PREFERRED STOCKS (Identified Cost $3,103,646)		4,372,312

RIGHTS AND WARRANTS — 0.0%
Chile — 0.0%
Enel Americas SA Rights*	735,779	10,858

Hong Kong — 0.0%
China International Marine, Class H Rights*§	118	—
Legend Holdings CP Rights*§	1,461	—
		—
Indonesia — 0.0%
Lippo Cikarang Tbk PT Rights*	212,040	45
Lippo Karawaci Tbk PT Rights*	3,724,297	4,745
		4,790
Philippines — 0.0%
Philippine National Bank Rights*§	6,808	780

TOTAL RIGHTS AND WARRANTS (Identified Cost $23,679)		16,428

SHORT-TERM INVESTMENTS — 3.2%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund, 2.310%	661,865	661,865

Collateral For Securities On Loan — 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.330%	6,268,773	6,268,773

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $6,930,638)		6,930,638

Total Investments — 102.3% (Identified Cost $215,896,058)		221,792,287
Liabilities, Less Cash and Other Assets — (2.3%)		(4,982,845)
Net Assets — 100.0%		$216,809,442

†	See Note 1
@	A portion or all of the security/securities were on loan. As of June 30, 2019, the market value of the securities on loan was $7,028,064.
*	Non-income producing security

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2019 amounted to $2,171,682 or 1.00% of the net assets of the Fund.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
~	Bankrupt/delisted security

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt

Ten largest industry holdings as of June 30, 2019
(As a percentage of net assets) (Unaudited):

Industry	Percentage
Commercial Banks	23.3%
Oil, Gas & Consumable Fuels	15.6%
Metals & Mining	9.6%
Real Estate Management & Development	3.9%
Insurance	3.7%
Wireless Telecommunication Services	3.7%
Electronic Equipment, Instruments & Components	3.5%
Chemicals	2.8%
Industrial Conglomerates	2.5%
Automobiles	2.4%

Country Weightings as of June 30, 2019
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019

	SHARES	VALUE†
COMMON STOCKS — 99.2%
Real Estate Investment Trusts (REITs) — 99.2%
Acadia Realty Trust	15,716	$430,147
Agree Realty Corp.	6,555	419,848
Alexander’s, Inc.	403	149,231
Alexandria Real Estate Equities, Inc.	19,700	2,779,473
American Assets Trust, Inc.	6,505	306,516
American Campus Communities, Inc.	24,653	1,137,982
American Homes 4 Rent., Class A	47,061	1,144,053
American Tower Corp.	76,007	15,539,631
Apartment Investment & Management Co., Class A	26,110	1,308,633
Apple Hospitality REIT, Inc.	37,683	597,652
Ashford Hospitality Trust, Inc.	19,998	59,394
AvalonBay Communities, Inc.	23,940	4,864,129
Bluerock Residential Growth REIT, Inc.	3,300	38,775
Boston Properties, Inc.	26,660	3,439,140
Braemar Hotels & Resorts, Inc.	7,756	76,784
Brandywine Realty Trust	30,935	442,989
Brixmor Property Group, Inc.	53,679	959,781
Brookfield Property REIT, Inc., Class A	18,151	342,872
BRT Apartments Corp.	400	5,652
Camden Property Trust	16,864	1,760,433
CareTrust REIT, Inc.	13,238	314,800
CBL & Associates Properties, Inc.@	34,365	35,740
Cedar Realty Trust, Inc.	17,672	46,831
Chatham Lodging Trust	8,674	163,678
Chesapeake Lodging Trust	12,036	342,063
City Office REIT, Inc.	5,176	62,060
Clipper Realty, Inc.	1,167	13,047
Columbia Property Trust, Inc.	20,505	425,274
Community Healthcare Trust, Inc.	3,480	137,147
Condor Hospitality Trust, Inc.	1,057	9,587
CorePoint Lodging, Inc.	7,863	97,423
CoreSite Realty Corp.	6,741	776,361
Corporate Office Properties Trust	19,635	517,775
Cousins Properties, Inc.	23,834	862,076
Crown Castle International Corp.	71,361	9,301,906
CubeSmart	33,982	1,136,358
CyrusOne, Inc.	18,871	1,089,234
DiamondRock Hospitality Co.	38,224	395,236
Digital Realty Trust, Inc.	35,973	4,237,260
Douglas Emmett, Inc.	29,224	1,164,284
Duke Realty Corp.	62,469	1,974,645
Easterly Government Properties, Inc.	8,837	160,038
EastGroup Properties, Inc.	6,698	776,834
Empire State Realty Trust, Inc., Class A	25,972	384,645
EPR Properties	13,599	1,014,349
Equinix, Inc.	14,444	7,283,965
Equity Commonwealth	21,729	706,627
Equity LifeStyle Properties, Inc.	15,000	1,820,100
Equity Residential	63,997	4,858,652
Essex Property Trust, Inc.	11,463	3,346,394
Extra Space Storage, Inc.	22,232	2,358,815
Federal Realty Investment Trust	13,066	1,682,378
First Industrial Realty Trust, Inc.	22,063	810,595
Four Corners Property Trust, Inc.	10,646	290,955
Franklin Street Properties Corp.	22,915	169,113
Front Yard Residential Corp.	1,000	12,220
Gaming & Leisure Properties, Inc.	36,396	1,418,716
Getty Realty Corp.	6,637	204,154
Gladstone Commercial Corp.	5,964	126,556
Global Medical REIT, Inc.	5,127	53,833
Global Net Lease, Inc.	11,391	223,491
Global Self Storage, Inc.	1,614	6,069
HCP, Inc.	83,379	2,666,460
Healthcare Realty Trust, Inc.	22,669	709,993
Healthcare Trust of America, Inc., Class A	36,588	1,003,609
Hersha Hospitality Trust	7,035	116,359
Highwoods Properties, Inc.	18,570	766,941
Hospitality Properties Trust	28,849	721,225
Host Hotels & Resorts, Inc.	129,984	2,368,308
Hudson Pacific Properties, Inc.	28,132	935,952
Independence Realty Trust, Inc.	13,010	150,526
Industrial Logistics Properties Trust	8,397	174,826
Investors Real Estate Trust	2,611	153,187
Invitation Homes, Inc.	57,455	1,535,772
Iron Mountain, Inc.	47,541	1,488,033
JBG SMITH Properties	20,067	789,436
Kilroy Realty Corp.	17,773	1,311,825
Kimco Realty Corp.	73,620	1,360,498
Kite Realty Group Trust	16,957	256,559
Lamar Advertising Co., Class A	15,312	1,235,831
Lexington Realty Trust	37,085	348,970
Liberty Property Trust	26,013	1,301,690
Life Storage, Inc.	8,397	798,387
LTC Properties, Inc.	6,971	318,296
Macerich Co. (The)@	18,478	618,828
Mack-Cali Realty Corp.	15,758	367,004
Medical Properties Trust, Inc.	65,656	1,145,041
MGM Growth Properties LLC, Class A	15,146	464,225
Mid-America Apartment Communities, Inc.	19,999	2,355,082
Monmouth Real Estate Investment Corp.	14,037	190,201
National Health Investors, Inc.	7,578	591,311
National Retail Properties, Inc.	28,607	1,516,457
National Storage Affiliates Trust	8,583	248,392
New Senior Investment Group, Inc.	17,592	118,218
NexPoint Residential Trust, Inc.	2,800	115,920
NorthStar Realty Europe Corp.	7,232	118,822
Office Properties Income Trust	8,380	220,143
Omega Healthcare Investors, Inc.	35,948	1,321,089
One Liberty Properties, Inc.	2,871	83,144
Outfront Media, Inc.	23,791	613,570
Paramount Group, Inc.	32,574	456,362
Park Hotels & Resorts, Inc.	36,153	996,377
Pebblebrook Hotel Trust	22,918	645,829
Pennsylvania REIT@	14,993	97,454
Physicians Realty Trust	30,813	537,379
Piedmont Office Realty Trust, Inc., Class A	22,147	441,390
Plymouth Industrial REIT, Inc.	804	15,228
Prologis, Inc.	108,326	8,676,913
PS Business Parks, Inc.	3,640	613,449

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
Public Storage	27,109	$6,456,551
QTS Realty Trust, Inc., Class A	8,920	411,926
Realty Income Corp.	54,668	3,770,452
Regency Centers Corp.	26,696	1,781,691
Retail Opportunity Investments Corp.	22,076	378,162
Retail Properties of America, Inc., Class A	37,649	442,752
Retail Value, Inc.	3,622	126,046
Rexford Industrial Realty, Inc.	16,853	680,356
RLJ Lodging Trust	30,974	549,479
RPT Realty	14,849	179,821
Ryman Hospitality Properties	8,389	680,264
Sabra Healthcare REIT, Inc.	31,913	628,367
Saul Centers, Inc.	3,089	173,386
SBA Communications Corp.*	19,439	4,370,665
Senior Housing Properties Trust	46,083	381,106
Seritage Growth Properties, Class A	4,826	207,325
Simon Property Group, Inc.	53,037	8,473,191
SITE Centers Corp.	26,870	355,759
SL Green Realty Corp.	15,035	1,208,363
Sotherly Hotels, Inc.	3,111	21,653
Spirit MTA REIT	9,141	76,236
Spirit Realty Capital, Inc.@	15,165	646,939
STAG Industrial, Inc.	17,949	542,778
STORE Capital Corp.	35,598	1,181,498
Summit Hotel Properties, Inc.	21,227	243,474
Sun Communities, Inc.	15,176	1,945,411
Sunstone Hotel Investors, Inc.	40,540	555,803
Tanger Factory Outlet Centers, Inc.@	18,139	294,033
Taubman Centers, Inc.	11,250	459,337
Terreno Realty Corp.	10,190	499,718
UDR, Inc.	48,789	2,190,138
UMH Properties, Inc.	5,369	66,629
Uniti Group, Inc.	27,583	262,038
Universal Health Realty Income Trust	2,894	245,787
Urban Edge Properties	22,808	395,263
Urstadt Biddle Properties, Inc.	1,000	17,100
Urstadt Biddle Properties, Inc., Class A	6,307	132,447
Ventas, Inc.	62,876	4,297,575
VEREIT, Inc.	170,759	1,538,539
Vornado Realty Trust	29,948	1,919,667
Washington Prime Group, Inc.@	37,014	141,393
Washington REIT	14,041	375,316
Weingarten Realty Investors	21,441	587,912
Welltower, Inc.	69,962	5,704,002
Whitestone REIT@	7,118	90,327
WP Carey, Inc.	28,565	2,318,907
Xenia Hotels & Resorts, Inc.	18,403	383,703
		188,084,195
TOTAL COMMON STOCKS (Identified Cost $113,959,893)		188,084,195

SHORT-TERM INVESTMENTS — 0.6%
Investment Company — 0.4%
State Street Institutional U.S. Government Money Market Fund, 2.310%	835,449	835,449

Collateral For Securities On Loan — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 2.330%	291,765	291,765

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,127,214)		1,127,214

Total Investments — 99.8% (Identified Cost $115,087,107)		189,211,409
Cash and Other Assets, Less Liabilities — 0.2%		386,864
Net Assets — 100.0%		$189,598,273

†	See Note 1
@	A portion or all of the security were on loan. As of June 30, 2019, the market value of the securities on loan was $1,881,936.
*	Non-income producing security

Key to abbreviations:
REIT — Real Estate Investment Trust

Portfolio Sectors as of June 30, 2019
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA Worldwide Moderate Growth Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2019

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
SA Emerging Markets Value Fund €	388,373	$3,821,594
SA Global Fixed Income Fund €	513,930	4,928,589
SA International Value Fund €	665,765	7,276,809
SA Real Estate Securities Fund €	150,105	1,861,300
SA U.S. Core Market Fund €	278,816	6,892,333
SA U.S. Fixed Income Fund €	447,962	4,546,809
SA U.S. Small Company Fund €	137,174	3,488,341
SA U.S. Value Fund €	316,323	5,399,631
		38,215,406
TOTAL MUTUAL FUNDS
(Identified Cost $36,212,739)		38,215,406

Total Investments — 100.0%
(Identified Cost $36,212,739)		38,215,406
Liabilities, Less Cash
and Other Assets — 0.0%		(5,612)
Net Assets — 100.0%		$38,209,794

†	See Note 1
€	SA Worldwide Moderate Growth Fund invests substantially all of its assets in the Select Class shares of the affiliated Underlying SA Funds.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES — JUNE 30, 2019

	SA	SA
	U.S. Fixed	Global Fixed
	Income Fund	Income Fund
ASSETS
Investments in unaffiliated securities, at value	$617,345,359	$756,650,081
Cash	—	—
Foreign currency, at value	—	2,237
Receivable for investments sold	16,534,524	1,163,917
Dividends and interest receivable	2,494,206	2,423,824
Receivable for fund shares sold	996,930	1,023,181
Unrealized appreciation on forward foreign currency
exchange contracts (Note 1)	—	1,273,188
Receivable from the Adviser (Note 2)	—	—
Receivable for tax reclaims	—	—
Prepaid expenses	26,961	27,031
Other assets	—	—
Total Assets	637,397,980	762,563,459

LIABILITIES
Payable for investments purchased	6,977,276	1,141,633
Payable for fund shares redeemed	242,804	267,345
Due to custodian bank	—	—
Collateral for securities on loan (Note 1)	—	—
Unrealized depreciation on forward foreign currency
exchange contracts (Note 1)	—	9,437,997
Advisory fee payable (Note 2)	77,846	153,623
Sub-Advisory fee payable (Note 2)	15,569	18,435
Administration fee payable (Note 2)	51,897	61,449
Sub-Administration fee payable (Note 2)	10,144	11,946
Custody and accounting fees payable	15,338	26,258
Shareholder servicing fee payable (Note 2)	44,628	52,745
Transfer agent fee payable	11,192	11,564
Professional fees payable	33,615	41,806
Accrued expenses and other liabilities	20,974	24,751
Total Liabilities	7,501,283	11,249,552
NET ASSETS	$629,896,697	$751,313,907
NET ASSETS CONSIST OF:
Paid-in capital	$632,347,179	$752,734,996
Total distributable earnings (loss)(1)	(2,450,482)	(1,421,089)
NET ASSETS	$629,896,697	$751,313,907

The accompanying notes are an integral part of these financial statements.

SA	SA	SA	SA	SA International	SA Emerging	SA
U.S. Core	U.S. Value	U.S. Small	International	Small Company	Markets	Real Estate
Market Fund	Fund	Company Fund	Value Fund	Fund	Value Fund	Securities Fund

$727,334,479	$596,151,545	$420,217,200	$695,272,186	$324,468,405	$221,792,287	$189,211,409
—	10,513	2,091	12,259	504	8,046	—
—	—	—	2,311,961	—	874,864	—
37,428,423	230,457	616,441	2,023,768	—	222,779	—
543,144	488,385	266,339	1,619,945	—	705,286	700,646
766,654	695,080	516,110	960,622	467,452	291,318	214,257

—	—	—	—	—	—	—
—	—	—	—	16	44,621	6,378
—	—	—	1,803,524	—	632	—
27,514	26,890	24,623	27,323	24,099	22,669	22,036
696	—	—	—	—	—	—
766,100,910	597,602,870	421,642,804	704,031,588	324,960,476	223,962,502	190,154,726

—	3,396,044	3,891,735	—	—	288,868	—
645,855	402,116	269,539	384,424	176,749	126,051	105,268
8,761,301	—	—	—	—	—	—
891,872	412,055	5,880,539	10,382,194	—	6,268,773	291,765

—	—	—	—	—	—	—
247,107	188,984	130,275	250,788	65,180	78,132	55,384
18,533	47,246	81,422	111,461	—	81,605	15,824
61,777	47,246	32,569	55,731	26,072	17,363	15,824
12,688	9,540	6,715	11,436	5,286	3,724	3,193
20,127	13,197	17,600	28,833	4,590	47,816	7,862
57,806	42,546	29,399	48,061	23,227	14,660	14,108
12,929	12,508	12,365	12,838	12,292	11,206	11,406
42,072	34,702	34,766	39,126	35,965	41,746	29,236
26,158	20,747	16,526	27,396	13,484	173,116	6,583
10,798,225	4,626,931	10,403,450	11,352,288	362,845	7,153,060	556,453
$755,302,685	$592,975,939	$411,239,354	$692,679,300	$324,597,631	$216,809,442	$189,598,273

$265,656,530	$414,177,625	$262,976,054	$679,589,390	$236,966,768	$211,218,024	$112,055,783
489,646,155	178,798,314	148,263,300	13,089,910	87,630,863	5,591,418	77,542,490
$755,302,685	$592,975,939	$411,239,354	$692,679,300	$324,597,631	$216,809,442	$189,598,273

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES — JUNE 30, 2019 (Continued)

	SA	SA
	U.S. Fixed	Global Fixed
	Income Fund	Income Fund
INVESTOR CLASS SHARES
Net Assets	$113,430,384	$133,954,073
Shares of beneficial interest outstanding
($0.01 par value, unlimited shares authorized)	11,169,068	13,907,739
Net asset value per share	$10.16	$9.63

SELECT CLASS SHARES
Net Assets	$516,466,313	$617,359,834
Shares of beneficial interest outstanding
($0.01 par value, unlimited shares	50,895,626	64,360,355
Net asset value per share	$10.15	$9.59
Identified cost of unaffiliated investments	$615,808,644	$757,502,018
Cost of foreign currency	$—	$2,239
(1) Net of deferred capital gain country tax of:	$—	$—

The accompanying notes are an integral part of these financial statements.

SA	SA	SA	SA	SA International	SA Emerging	SA
U.S. Core	U.S. Value	U.S. Small	International	Small Company	Markets	Real Estate
Market Fund	Fund	Company Fund	Value Fund	Fund	Value Fund	Securities Fund

$165,848,987	$117,484,510	$81,678,657	$124,821,711	$62,904,505	$37,001,011	$36,943,660

6,688,828	6,858,401	3,207,925	11,388,868	3,185,487	3,757,833	2,971,672
$24.79	$17.13	$25.46	$10.96	$19.75	$9.85	$12.43

$589,453,698	$475,491,429	$329,560,697	$567,857,589	$261,693,126	$179,808,431	$152,654,613

23,850,295	27,851,444	12,957,047	51,969,964	13,305,706	18,269,349	12,311,122
$24.71	$17.07	$25.43	$10.93	$19.67	$9.84	$12.40
$285,813,415	$438,809,827	$288,143,960	$675,741,958	$220,937,777	$215,896,058	$115,087,107
$—	$—	$—	$2,296,207	$—	$872,038	$—
$—	$—	$—	$—	$—	$160,842	$—

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES — JUNE 30, 2019 (Continued)

SA
Worldwide
Moderate
Growth Fund
ASSETS
Investments in affiliated securities, at value	$38,215,406
Receivable for investments sold	7,881
Receivable for fund shares sold	661
Receivable from the Adviser (Note 2)	15,725
Prepaid expenses	19,984
Total Assets	38,259,657

LIABILITIES
Payable for fund shares redeemed	8,542
Sub-Administration fee payable (Note 2)	690
Custody and accounting fees payable	4,723
Transfer agent fee payable	540
Professional fees payable	30,775
Accrued expenses and other liabilities	4,593
Total Liabilities	49,863

NET ASSETS	$38,209,794
NET ASSETS CONSIST OF:
Paid-in capital	$35,521,535
Total distributable earnings	2,688,259

NET ASSETS	$38,209,794
Shares of beneficial interest outstanding ($0.01 par value, unlimited shares authorized)	3,528,524
Net asset value per share	$10.83
Identified cost of affiliated investments	$36,212,739

The accompanying notes are an integral part of these financial statements.

(This page has been left blank intentionally.)

STATEMENT OF OPERATIONS — YEAR ENDED JUNE 30, 2019

	SA U.S.	SA Global	SA U.S.
	Fixed Income	Fixed Income	Core Market
	Fund	Fund	Fund
INVESTMENT INCOME
Income:
Unaffiliated dividends	$—	$—	$14,698,917
Affiliated dividends	—	—	—
Interest(1)	16,157,841	9,253,173	65,522
Other income	—	—	86,416
Taxes withheld	—	—	(1,927)
Total Income	16,157,841	9,253,173	14,848,928
Expenses:
Advisory fees (Note 2)	939,747	1,854,988	3,119,988
Shareholder Services fees (Note 2)
Investor Class	318,523	373,881	453,304
Select Class	249,544	296,221	299,338
Administration fees (Note 2)	626,498	741,995	779,997
Sub-Advisory fees (Note 2)	187,950	222,598	225,107
Sub-Administration fees (Note 2)	115,770	137,035	143,808
Trustees’ fees and expenses (Note 2)	30,504	30,504	30,504
Custody and accounting fees	91,948	149,760	122,709
Transfer agent fees	114,973	119,979	134,882
Professional fees*	66,407	74,656	75,961
Registration fees	50,212	51,126	49,563
Other expenses**	82,531	96,252	107,132
Total expenses before waivers and reimbursements:	2,874,607	4,148,995	5,542,293
Less: Fee waiver by the Adviser (Note 2)	—	—	—
Net expenses	2,874,607	4,148,995	5,542,293
Net investment income	13,283,234	5,104,178	9,306,635

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments(2)	(855,979)	(11,454,319)	63,739,909
Investments in affiliates	—	—	—
Forward currency transaction	—	38,611,403	—
Foreign currency transaction	—	(112,657)	—
Capital gain distributions from underlying funds	—	—	1,155,944
Increase (decrease) in unrealized appreciation (depreciation) on:
Investments(3)	4,480,087	18,353,891	(4,897,507)
Investments in affiliates	—	—	—
Forward currency translation	—	(20,269,093)	—
Foreign currency translation	—	(131,994)	—
Net realized and unrealized gain (loss) on investments and foreign currency transactions and translation	3,624,108	24,997,231	59,998,346
Net increase (decrease) in net assets resulting from operations	$16,907,342	$30,101,409	$69,304,981
(1) Interest income includes security lending income of:	$—	$30,932	$30,339
(2) Net of capital gain country tax of:	$—	$—	$—
(3) Net of increase of deferred capital gain country tax accrual of:	$—	$—	$—
* Professional fees include, but are not limited to, fees associated with legal, audit and tax services.
** Other expenses include, but are not limited to, fees associated with insurance and printing services.

The accompanying notes are an integral part of these financial statements.

SA U.S.	SA U.S.	SA	SA International	SA	SA	SA Worldwide
Value	Small Company	International	Small Company	Emerging Markets	Real Estate	Moderate
Fund	Fund	Value Fund	Fund	Value Fund	Securities Fund	Growth Fund

$14,623,193	$5,864,881	$29,526,281	$7,805,985	$7,403,661	$5,984,330	$—
—	—	—	—	—	—	756,839
42,245	216,505	428,221	—	73,592	18,887	—
30,438	25,533	4,274	—	5,233	—	—
—	(3,029)	(2,597,233)	—	(1,005,359)	(459)	—
14,695,876	6,103,890	27,361,543	7,805,985	6,477,127	6,002,758	756,839

2,351,184	1,656,912	3,128,106	810,169	955,388	659,226	—

329,989	233,345	357,166	179,627	104,755	99,309	N/A
227,900	160,445	276,134	126,108	85,203	74,313	N/A
587,796	414,228	695,134	324,068	212,308	188,350	—
587,796	1,035,570	1,390,269	—	997,850	188,350	—
107,982	77,248	127,524	59,674	39,343	35,518	7,414
30,504	30,504	30,504	30,504	30,504	30,504	30,504
82,454	103,855	178,187	29,133	286,570	47,858	28,343
131,075	129,359	134,677	128,608	117,479	119,614	5,105
68,591	67,617	71,976	68,757	86,472	62,087	63,566
47,679	43,838	49,176	42,371	39,256	38,354	25,763
82,872	69,778	110,427	64,411	56,204	33,887	25,608
4,635,822	4,022,699	6,549,280	1,863,430	3,011,332	1,577,370	186,303
—	—	—	(7,042)	(485,981)	(85,296)	(186,303)
4,635,822	4,022,699	6,549,280	1,856,388	2,525,351	1,492,074	—
10,060,054	2,081,191	20,812,263	5,949,597	3,951,776	4,510,684	756,839

30,531,694	19,601,388	(26,757,564)	(2,348,567)	1,751,172	5,464,020	—
—	—	—	—	—	—	(93,147)
—	—	(943)	—	(37)	—	—
—	—	(60,181)	—	(26,543)	—	—
—	—	—	14,020,397	—	—	763,661

(26,224,913)	(38,126,825)	(36,558,177)	(45,853,769)	(3,364,039)	14,099,330	—
—	—	—	—	—	—	(452,604)
—	—	—	—	—	—	—
—	—	53,506	—	14,719	—	—
4,306,781	(18,525,437)	(63,323,359)	(34,181,939)	(1,624,728)	19,563,350	217,910
$14,366,835	$(16,444,246)	$(42,511,096)	$(28,232,342)	$2,327,048	$24,074,034	$974,749
$10,277	$198,115	$393,811	$—	$67,230	$5,597	$—
$—	$—	$—	$—	$37,095	$—	$—
$—	$—	$—	$—	$(498,411)	$—	$—

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	SA U.S. Fixed Income Fund
	Year Ended	Year Ended
	June 30, 2019	June 30, 2018
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$13,283,234	$6,509,237
Net realized gain (loss) on investments and foreign currency transactions	(855,979)	(3,106,955)
Net increase (decrease) in unrealized appreciation (depreciation)	4,480,087	(2,163,920)
Net increase (decrease) in net assets from operations	16,907,342	1,238,362

Distributions to shareholders:
Investor Class	(2,511,526)	(4,374,092)
Select Class	(11,512,193)	(1,430,454	)(1)
Total distributions to shareholders	(14,023,719)	(5,804,546)

Capital share transactions
Proceeds from sale of shares
Investor Class	18,311,675	106,664,073
Select Class	95,929,848	26,742,862	(1)
	114,241,523	133,406,935
Value of distributions reinvested
Investor Class	2,438,362	4,293,812
Select Class	11,351,961	1,413,186	(1)
	13,790,323	5,706,998
Cost of shares redeemed
Investor Class	(30,582,475)	(94,141,149)
Select Class	(90,269,305)	(27,213,466	)(1)
	(120,851,780)	(121,354,615)
Tax-free interclass conversion
Investor Class	(24,761,930)	(471,553,088)
Select Class	24,761,930	471,553,088	(1)
	—	—
Total capital share transactions	7,180,066	17,759,318
Total increase (decrease) in net assets	10,063,689	13,193,134

NET ASSETS
Beginning of year	$619,833,008	$606,639,874
End of year	$629,896,697	$619,833,008

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	1,808,111	10,511,560
Select Class	9,476,826	2,645,013	(1)

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund			SA U.S. Core Market Fund
Year Ended	Year Ended		Year Ended	Year Ended
June 30, 2019	June 30, 2018		June 30, 2019	June 30, 2018

$5,104,178	$7,549,489		$9,306,635	$7,299,307
27,044,427	(687,057)		64,895,853	24,532,657
(2,047,196)	(6,449,786)		(4,897,507)	81,709,871
30,101,409	412,646		69,304,981	113,541,835

(5,005,633)	(3,049,652)		(9,676,209)	(28,329,536)
(23,876,553)	(242,689	)(1)	(35,979,252)	(2,920,705	)(1)
(28,882,186)	(3,292,341)		(45,655,461)	(31,250,241)

19,878,542	120,921,263		18,248,004	75,642,192
105,172,117	29,675,511	(1)	79,927,235	57,684,404	(1)
125,050,659	150,596,774		98,175,239	133,326,596

4,877,774	3,006,938		9,216,579	27,947,398
23,628,223	238,741	(1)	33,943,036	1,998,525	(1)
28,505,997	3,245,679		43,159,615	29,945,923

(35,427,647)	(104,702,711)		(42,938,278)	(151,424,164)
(107,487,662)	(27,927,009	)(1)	(161,697,779)	(30,864,657	)(1)
(142,915,309)	(132,629,720)		(204,636,057)	(182,288,821)

(26,483,597)	(564,978,921)		(31,121,043)	(546,054,786)
26,483,597	564,978,921	(1)	31,121,043	546,054,786
—	—		—	—
10,641,347	21,212,733		(63,301,203)	(19,016,302)
11,860,570	18,333,038		(39,651,683)	63,275,292

$739,453,337	$721,120,299		$794,954,368	$731,679,076
$751,313,907	$739,453,337		$755,302,685	$794,954,368

2,077,971	12,580,839		758,562	3,253,198
11,025,703	3,101,812	(1)	3,360,925	2,395,700	(1)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Fixed Income Fund
	Year Ended	Year Ended
	June 30, 2019	June 30, 2018
Shares issued for distributions reinvested
Investor Class	241,383	424,021
Select Class	1,124,755	139,944	(1)
Shares redeemed
Investor Class	(3,019,041)	(9,276,413)
Select Class	(8,917,437)	(2,689,220	)(1)
Tax-free interclass conversion
Investor Class	(2,445,369)	(46,674,809)
Select Class	2,446,874	46,668,871	(1)
Net increase (decrease) in fund shares	716,102	1,748,967

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund			SA U.S. Core Market Fund
Year Ended	Year Ended		Year Ended	Year Ended
June 30, 2019	June 30, 2018		June 30, 2019	June 30, 2018

511,693	313,058		447,624	1,189,757
2,489,034	24,878	(1)	1,655,758	85,116	(1)

(3,702,879)	(10,885,858)		(1,792,141)	(6,468,667)
(11,276,940)	(2,914,213	)(1)	(6,749,392)	(1,294,074	)(1)

(2,769,820)	(59,073,312)		(1,243,195)	(23,153,275)
2,778,342	59,131,739	(1)	1,243,061	23,153,201	(1)
1,133,104	2,278,943		(2,318,798)	(839,044)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Year Ended	Year Ended
	June 30, 2019	June 30, 2018
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$10,060,054	$8,518,882
Net realized gain (loss) on investments and foreign currency transactions	30,531,694	51,890,926
Net increase (decrease) in unrealized appreciation (depreciation)	(26,224,913)	(5,755,832)
Net increase (decrease) in net assets from operations	14,366,835	54,653,976

Distributions to shareholders:
Investor Class	(10,387,101)	(53,781,728)
Select Class	(39,249,863)	(5,275,623	)(1)
Total distributions to shareholders	(49,636,964)	(59,057,351)

Capital share transactions
Proceeds from sale of shares
Investor Class	14,774,588	61,861,963
Select Class	73,308,742	46,909,014	(1)
	88,083,330	108,770,977
Value of distributions reinvested
Investor Class	10,033,363	53,091,509
Select Class	37,015,592	3,567,875	(1)
	47,048,955	56,659,384
Cost of shares redeemed
Investor Class	(28,823,661)	(111,569,714)
Select Class	(79,444,054)	(20,916,578	)(1)
	(108,267,715)	(132,486,292)
Tax-free interclass conversion
Investor Class	(24,080,571)	(427,326,946)
Select Class	24,080,571	427,326,946	(1)
	—	—
Total capital share transactions	26,864,570	32,944,069
Total increase (decrease) in net assets	(8,405,559)	28,540,694

NET ASSETS
Beginning of year	$601,381,498	$572,840,804
End of year	$592,975,939	$601,381,498

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	841,853	3,253,031
Select Class	4,257,717	2,419,591	(1)

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund			SA International Value Fund
Year Ended	Year Ended		Year Ended	Year Ended
June 30, 2019	June 30, 2018		June 30, 2019	June 30, 2018

$2,081,191	$1,271,717		$20,812,263	$17,820,806
19,601,388	15,174,335		(26,818,688)	36,152,528
(38,126,825)	41,714,131		(36,504,671)	8,585,087
(16,444,246)	58,160,183		(42,511,096)	62,558,421

(2,474,953)	(29,383,572)		(2,413,501)	(17,356,689)
(10,022,966)	(2,653,793	)(1)	(12,985,834)	(1,643,321	)(1)
(12,497,919)	(32,037,365)		(15,399,335)	(19,000,010)

10,466,049	42,481,624		18,817,975	74,033,982
50,923,567	31,096,319	(1)	95,474,252	56,271,892	(1)
61,389,616	73,577,943		114,292,227	130,305,874

2,390,101	28,994,832		2,328,986	17,130,230
9,461,556	1,772,015	(1)	12,256,937	1,111,519	(1)
11,851,657	30,766,847		14,585,923	18,241,749

(20,113,433)	(71,105,616)		(29,631,782)	(143,535,141)
(57,952,707)	(17,126,054	)(1)	(83,941,904)	(28,224,488	)(1)
(78,066,140)	(88,231,670)		(113,573,686)	(171,759,629)

(17,580,369)	(304,406,768)		(29,167,039)	(562,133,925)
17,580,369	304,406,768	(1)	29,167,039	562,133,925	(1)
—	—		—	—
(4,824,867)	16,113,120		15,304,464	(23,212,006)
(33,767,032)	42,235,938		(42,605,967)	20,346,405

$445,006,386	$402,770,448		$735,285,267	$714,938,862
$411,239,354	$445,006,386		$692,679,300	$735,285,267

406,073	1,613,718		1,694,758	6,048,170
2,011,980	1,137,318	(1)	8,662,206	4,500,009	(1)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Year Ended	Year Ended
	June 30, 2019	June 30, 2018
Shares issued for distributions reinvested
Investor Class	678,388	2,812,050
Select Class	2,512,939	188,976	(1)
Shares redeemed
Investor Class	(1,665,204)	(5,819,875)
Select Class	(4,594,239)	(1,103,944	)(1)
Tax-free interclass conversion
Investor Class	(1,299,305)	(22,882,689)
Select Class	1,299,001	22,871,403	(1)
Net increase (decrease) in fund shares	2,031,150	1,738,543

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund			SA International Value Fund
Year Ended	Year Ended		Year Ended	Year Ended
June 30, 2019	June 30, 2018		June 30, 2019	June 30, 2018

110,143	1,100,373		232,898	1,382,585
437,023	67,249	(1)	1,230,616	89,711	(1)

(785,670)	(2,673,817)		(2,685,365)	(11,686,200)
(2,256,172)	(631,795	)(1)	(7,658,728)	(2,271,198	)(1)

(651,802)	(11,549,387)		(2,566,124)	(44,891,620)
651,011	11,540,433	(1)	2,564,186	44,853,162	(1)
(77,414)	604,092		1,474,447	(1,975,381)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Year Ended	Year Ended
	June 30, 2019	June 30, 2018
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$5,949,597	$4,485,171
Net realized gain (loss) on investments and foreign currency transactions	11,671,830	18,266,018
Net increase (decrease) in unrealized appreciation (depreciation)	(45,853,769)	7,176,612
Net increase (decrease) in net assets from operations	(28,232,342)	29,927,801

Distributions to shareholders:
Investor Class	(3,954,534)	(14,512,415)
Select Class	(15,924,470)	(967,880	)(1)
Total distributions to shareholders	(19,879,004)	(15,480,295)

Capital share transactions
Proceeds from sale of shares
Investor Class	8,482,092	34,867,810
Select Class	43,517,772	9,008,770	(1)
	51,999,864	43,876,580
Value of distributions reinvested
Investor Class	3,813,704	14,300,429
Select Class	15,789,268	948,594	(1)
	19,602,972	15,249,023
Cost of shares redeemed
Investor Class	(15,013,199)	(60,788,356)
Select Class	(38,928,367)	(13,695,567	)(1)
	(53,941,566)	(74,483,923)
Tax-free interclass conversion
Investor Class	(14,034,512)	(277,927,088)
Select Class	14,034,512	277,927,088	(1)
	—	—
Total capital share transactions	17,661,270	(15,358,320)
Total increase (decrease) in net assets	(30,450,076)	(910,814)

NET ASSETS
Beginning of year	$355,047,707	$355,958,521
End of year	$324,597,631	$355,047,707

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	416,466	1,485,854
Select Class	2,169,376	380,412	(1)

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund			SA Real Estate Securities Fund
Year Ended	Year Ended		Year Ended	Year Ended
June 30, 2019	June 30, 2018		June 30, 2019	June 30, 2018

$3,951,776	$3,063,391		$4,510,684	$4,182,960
1,724,592	6,067,632		5,464,020	2,714,765
(3,349,320)	1,658,242		14,099,330	(815,500)
2,327,048	10,789,265		24,074,034	6,082,225

(685,828)	(2,620,220)		(1,360,083)	(4,520,029)
(3,414,178)	(306,319	)(1)	(5,993,355)	(502,553	)(1)
(4,100,006)	(2,926,539)		(7,353,438)	(5,022,582)

5,837,011	26,279,504		4,472,974	23,406,354
30,581,981	21,201,378	(1)	21,219,196	17,175,721	(1)
36,418,992	47,480,882		25,692,170	40,582,075

667,208	2,588,562		1,322,185	4,460,664
3,177,559	218,812	(1)	5,654,080	349,651	(1)
3,844,767	2,807,374		6,976,265	4,810,315

(9,068,092)	(40,109,439)		(8,883,587)	(26,991,279)
(26,044,011)	(9,164,002	)(1)	(36,469,819)	(6,047,764	)(1)
(35,112,103)	(49,273,441)		(45,353,406)	(33,039,043)

(9,334,441)	(167,353,278)		(8,386,548)	(119,649,299)
9,334,441	167,353,278	(1)	8,386,548	119,649,299	(1)
—	—		—	—
5,151,656	1,014,815		(12,684,971)	12,353,347
3,378,698	8,877,541		4,035,625	13,412,990

$213,430,744	$204,553,203		$185,562,648	$172,149,658
$216,809,442	$213,430,744		$189,598,273	$185,562,648

598,985	2,489,868		386,526	2,123,815
3,144,221	1,988,733	(1)	1,831,223	1,550,880	(1)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Year Ended	Year Ended
	June 30, 2019	June 30, 2018
Shares issued for distributions reinvested
Investor Class	219,304	615,072
Select Class	912,674	40,817	(1)
Shares redeemed
Investor Class	(743,950)	(2,586,779)
Select Class	(1,948,349)	(579,642	)(1)
Tax-free interclass conversion
Investor Class	(655,909)	(11,680,106)
Select Class	655,708	11,674,710	(1)
Net increase (decrease) in fund shares	1,025,320	(649,662)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund			SA Real Estate Securities Fund
Year Ended	Year Ended		Year Ended	Year Ended
June 30, 2019	June 30, 2018		June 30, 2019	June 30, 2018

72,444	247,473		124,382	401,862
345,762	20,899	(1)	533,907	31,500	(1)

(932,919)	(3,787,719)		(758,733)	(2,419,831)
(2,684,764)	(856,685	)(1)	(3,099,795)	(551,198	)(1)

(955,001)	(15,369,734)		(719,667)	(11,300,596)
954,214	15,356,969	(1)	719,420	11,295,185	(1)
542,942	89,804		(982,737)	1,131,617

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA Worldwide Moderate Growth Fund
	Year Ended	Year Ended
	June 30, 2019	June 30, 2018
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$756,839	$349,076
Net realized gain on investments and foreign currency transactions	670,514	1,499,200
Net increase (decrease) in unrealized appreciation (depreciation)	(452,604)	511,370
Net increase (decrease) in net assets from operations	974,749	2,359,646
Distributions to shareholders	(2,134,551)	(804,007)

Capital share transactions
Proceeds from sale of shares	11,458,404	15,755,502
Value of distributions reinvested	2,125,762	796,946
Cost of shares redeemed	(9,959,625)	(9,785,495)
Total capital share transactions	3,624,541	6,766,953
Total increase (decrease) in net assets	2,464,739	8,322,592
NET ASSETS
Beginning of year	$35,745,055	$27,422,463
End of year	$38,209,794	$35,745,055

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	1,057,019	1,395,198
Shares issued for distributions reinvested	218,925	70,216
Shares redeemed	(913,986)	(855,588)
Net increase (decrease) in fund shares	361,958	609,826

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

	SA U.S. Fixed Income Fund
	Year Ended June 30,
Investor Class	2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.11	$10.18	$10.22	$10.20	$10.19

Income from investment operations:
Net investment income (loss)	(0.20)	(0.05)	0.06	0.03	0.00	(1)
Net realized and unrealized gain (loss)
on investments	0.46	0.07	(0.05)	0.03	0.01
Total from investment operations	0.26	0.02	0.01	0.06	0.01

Less distributions from:
Net investment income	(0.21)	(0.09)	(0.05)	(0.03)	—
Capital gains	—	—	—	(0.01)	(0.00	)(1)
Total distributions	(0.21)	(0.09)	(0.05)	(0.04)	(0.00	)(1)

Net asset value, end of period	$10.16	$10.11	$10.18	$10.22	$10.20

Total return	2.58%	0.17%	0.10%	0.53%	0.22%
Net assets, end of period (000s)	$113,430	$147,431	$606,640	$615,114	$612,129
Ratio of net expenses to average net assets	0.64%	0.64%	0.65%	0.65%	0.65%
Ratio of gross expenses to average net assets	0.64%	0.64%	0.65%	0.65%	0.74	%(2)
Ratio of net investment income
(loss) to average net assets	1.92%	0.94%	0.56%	0.31%	(0.01)%
Portfolio turnover rate	88%	107%	115%	140%	202%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
(loss) per share would have been	$(0.20)	$(0.05)	$0.06	$0.03	$(0.01)

(1)	Amount rounds to less than $0.005 per share.
(2)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Fixed Income Fund
	Year Ended	Period Ended
Select Class	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$10.10	$10.18

Income from investment operations:
Net investment loss	(0.25)	(0.10)
Net realized and unrealized gain (loss) on investments	0.53	0.13
Total from investment operations	0.28	0.03

Less distributions from:
Net investment income	(0.23)	(0.11)
Capital gains	—	—
Total distributions	(0.23)	(0.11)

Net asset value, end of period	$10.15	$10.10

Total return	2.83%	0.33	%(2)
Net assets, end of period (000s)	$516,466	$472,402
Ratio of net expenses to average net assets	0.41%	0.43	%(3)
Ratio of gross expenses to average net assets	0.41%	0.43	%(3)(4)
Ratio of net investment income to average net assets	2.17%	1.55	%(3)
Portfolio turnover rate	88%	107%
Without giving effect to the expense waiver described in Note 2 to the Financial
Statements, net investment income (loss) per share would have been	$(0.25)	$(0.10)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed Income Fund
	Year Ended June 30,
Investor Class	2019	2018		2017	2016	2015
Net asset value, beginning of period	$9.59	$9.63		$9.79	$9.63	$9.69

Income from investment operations:
Net investment income (loss)	(0.09)	0.20		0.09	0.06	0.11
Net realized and unrealized gain
(loss) on investments	0.46	(0.20)		(0.13)	0.17	(0.01)
Total from investment operations	0.37	—		(0.04)	0.23	0.10

Less distributions from:
Net investment income	(0.33)	(0.04)		(0.10)	(0.06)	(0.15)
Capital gains	—	(0.00	)(1)	(0.02)	(0.01)	(0.01)
Total distributions	(0.33)	(0.04)		(0.12)	(0.07)	(0.16)

Net asset value, end of period	$9.63	$9.59		$9.63	$9.79	$9.63

Total return	3.90%	0.04%		(0.33)%	2.32%	1.00%
Net assets, end of period (000s)	$133,954	$170,558		$721,120	$732,949	$753,463
Ratio of net expenses to average net assets	0.73%	0.73%		0.73%	0.73%	0.79%
Ratio of gross expenses to average net assets	0.73%	0.73%		0.73%	0.73%	0.79%
Ratio of net investment income
to average net assets	0.53%	1.02%		1.06%	0.91%	1.04%
Portfolio turnover rate	75%	46%		41%	42%	72%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
(loss) per share would have been	$(0.09)	$0.20		$0.09	$0.06	$0.11

(1)	Amount rounds to less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed Income Fund
	Year Ended	Period Ended
Select Class	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$9.59	$9.62

Income from investment operations:
Net investment loss	(0.29)	(0.02)
Net realized and unrealized gain (loss) on investments	0.68	0.04
Total from investment operations	0.39	0.02

Less distributions from:
Net investment income	(0.39)	(0.05)
Capital gains	—	—
Total distributions	(0.39)	(0.05)

Net asset value, end of period	$9.59	$9.59

Total return	4.12%	0.25	%(2)
Net assets, end of period (000s)	$617,360	$568,896
Ratio of net expenses to average net assets	0.51%	0.52	%(3)
Ratio of gross expenses to average net assets	0.51%	0.54	%(3)(4)
Ratio of net investment income to average net assets	0.73%	1.12	%(3)
Portfolio turnover rate	75%	46%
Without giving effect to the expense waiver described in Note 2 to the Financial
Statements, net investment income (loss) per share would have been	$(0.29)	$(0.02)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core Market Fund
	Year Ended June 30,
Investor Class	2019	2018		2017	2016	2015
Net asset value, beginning of period	$24.18	$21.71		$19.56	$19.47	$18.49

Income from investment operations:
Net investment income (loss)	0.01	(0.02)		0.22	0.21	0.19
Net realized and unrealized gain on investments	1.95	3.45		3.16	0.05	0.95
Total from investment operations	1.96	3.43		3.38	0.26	1.14

Less distributions from:
Net investment income	(0.17)	(0.22)		(0.26)	(0.17)	(0.16)
Capital gains	(1.18)	(0.74)		(0.97)	—	—
Total distributions	(1.35)	(0.96)		(1.23)	(0.17)	(0.16)

Net asset value, end of period	$24.79	$24.18		$21.71	$19.56	$19.47

Total return	9.30%	15.91%		17.81%	1.31%	6.22%
Net assets, end of period (000s)	$165,849	$205,989		$731,679	$668,601	$699,644
Ratio of net expenses to average net assets	0.88%	0.90%		0.93%	0.98%	1.00%
Ratio of gross expenses to average net assets	0.88%	0.90	%(1)	0.93%	0.98%	1.00%
Ratio of net investment income
to average net assets	1.02%	0.90%		1.06%	1.09%	0.99%
Portfolio turnover rate	4%	6%		8%	11%	10%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
(loss) per share would have been	$0.01	$(0.02)		$0.22	$0.21	$0.19

(1)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core Market Fund
	Year Ended	Period Ended
Select Class	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$24.20	$21.74

Income from investment operations:
Net investment loss	(0.28)	(0.20)
Net realized and unrealized gain (loss) on investments	2.26	3.65
Total from investment operations	1.98	3.45

Less distributions from:
Net investment income	(0.29)	(0.25)
Capital gains	(1.18)	(0.74)
Total distributions	(1.47)	(0.99)

Net asset value, end of period	$24.71	$24.20

Total return	9.51%	15.99	%(2)
Net assets, end of period (000s)	$589,454	$588,965
Ratio of net expenses to average net assets	0.66%	0.67	%(3)
Ratio of gross expenses to average net assets	0.66%	0.68	%(3)(4)
Ratio of net investment income to average net assets	1.24%	1.12%
Portfolio turnover rate	4%	6%
Without giving effect to the expense waiver described in Note 2 to the Financial
Statements, net investment income (loss) per share would have been	$(0.28)	$(0.20)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Value Fund
	Year Ended June 30,
Investor Class	2019	2018		2017	2016	2015
Net asset value, beginning of period	$18.39	$18.51		$16.11	$17.45	$18.08

Income from investment operations:
Net investment income (loss)	(0.03)	(0.00	)(1)	0.22	0.24	0.20
Net realized and unrealized gain
(loss) on investments	0.24	1.83		3.07	(0.52)	0.23
Total from investment operations	0.21	1.83		3.29	(0.28)	0.43

Less distributions from:
Net investment income	(0.19)	(0.24)		(0.25)	(0.22)	(0.17)
Capital gains	(1.28)	(1.71)		(0.64)	(0.84)	(0.89)
Total distributions	(1.47)	(1.95)		(0.89)	(1.06)	(1.06)

Net asset value, end of period	$17.13	$18.39		$18.51	$16.11	$17.45

Total return	2.43%	9.59%		20.67%	(1.35)%	2.54%
Net assets, end of period (000s)	$117,485	$152,688		$572,841	$519,215	$546,453
Ratio of net expenses to average net assets	0.96%	0.97%		1.00%	1.05%	1.05%
Ratio of gross expenses to average net assets	0.96%	0.97%		1.00%	1.05%	1.05	%(2)
Ratio of net investment income
to average net assets	1.53%	1.41%		1.29%	1.55%	1.17%
Portfolio turnover rate	11%	19%		16%	21%	23%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
(loss) per share would have been	$(0.03)	$0.00	(1)	$0.22	$0.24	$0.20

(1)	Amount rounds to less than $0.005 per share.
(2)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Value Fund
	Year Ended	Period Ended
Select Class	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$18.41	$18.62

Income from investment operations:
Net investment loss	(0.28)	(0.23)
Net realized and unrealized gain (loss) on investments	0.51	1.99
Total from investment operations	0.23	1.76

Less distributions from:
Net investment income	(0.29)	(0.26)
Capital gains	(1.28)	(1.71)
Total distributions	(1.57)	(1.97)

Net asset value, end of period	$17.07	$18.41

Total return	2.63%	9.20	%(2)
Net assets, end of period (000s)	$475,491	$448,694
Ratio of net expenses to average net assets	0.74%	0.75	%(3)
Ratio of gross expenses to average net assets	0.74%	0.76	%(3)(4)
Ratio of net investment income to average net assets	1.76%	1.46	%(3)
Portfolio turnover rate	11%	19%
Without giving effect to the expense waiver described in Note 2 to the Financial
Statements, net investment income (loss) per share would have been	$(0.28)	$(0.23)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Year Ended June 30,
Investor Class	2019	2018		2017		2016		2015
Net asset value, beginning of period	$27.37	$25.76		$22.40		$25.64		$25.77

Income from investment operations:
Net investment income (loss)	0.07	(0.06)		0.05		0.09		0.07
Net realized and unrealized gain
(loss) on investments	(1.27)	3.75		4.62		(1.48)		1.11
Total from investment operations	(1.20)	3.69		4.67		(1.39)		1.18

Less distributions from:
Net investment income	—	(0.05)		(0.08)		(0.09)		(0.03)
Capital gains	(0.71)	(2.03)		(1.23)		(1.76)		(1.28)
Total distributions	(0.71)	(2.08)		(1.31)		(1.85)		(1.31)

Net asset value, end of period	$25.46	$27.37		$25.76		$22.40		$25.64

Total return	(3.94)%	14.64%		20.90%		(5.23)%		4.81%
Net assets, end of period (000s)	$81,679	$113,007		$402,770		$366,164		$404,400
Ratio of net expenses to average net assets	1.15%	1.17%		1.20%		1.20%		1.20%
Ratio of gross expenses to average net assets	1.15%	1.21	%(1)	1.27	%(1)	1.28	%(1)	1.34	%(1)
Ratio of net investment income
to average net assets	0.31%	0.26%		0.26%		0.42%		0.27%
Portfolio turnover rate	12%	16%		12%		12%		11%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
(loss) per share would have been	$0.07	$(0.09)		$0.03		$0.07		$0.03

(1)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Year Ended	Period Ended
Select Class	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$27.41	$25.96

Income from investment operations:
Net investment loss	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments	(1.08)	3.62
Total from investment operations	(1.16)	3.56

Less distributions from:
Net investment income	(0.11)	(0.08)
Capital gains	(0.71)	(2.03)
Total distributions	(0.82)	(2.11)

Net asset value, end of period	$25.43	$27.41

Total return	(3.73)%	14.05	%(2)
Net assets, end of period (000s)	$329,561	$331,999
Ratio of net expenses to average net assets	0.92%	0.93	%(3)
Ratio of gross expenses to average net assets	0.92%	0.95	%(3)(4)
Ratio of net investment income to average net assets	0.56%	0.48	%(3)
Portfolio turnover rate	12%	16%
Without giving effect to the expense waiver described in Note 2 to the Financial
Statements, net investment income (loss) per share would have been	$(0.08)	$(0.06)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Value Fund
	Year Ended June 30,
Investor Class	2019	2018	2017		2016	2015
Net asset value, beginning of period	$11.87	$11.20	$9.16		$11.34	$12.59

Income from investment operations:
Net investment income	0.13	0.15	0.27		0.25	0.22
Net realized and unrealized gain
(loss) on investments	(0.85)	0.83	2.07		(2.24)	(1.08)
Total from investment operations	(0.72)	0.98	2.34		(1.99)	(0.86)

Less distributions from:
Net investment income	(0.19)	(0.31)	(0.30)		(0.19)	(0.39)
Capital gains	—	—	—		—	—
Total distributions	(0.19)	(0.31)	(0.30)		(0.19)	(0.39)

Net asset value, end of period	$10.96	$11.87	$11.20		$9.16	$11.34

Total return	(5.88)%	8.61%	25.81%		(17.66)%	(6.62)%
Net assets, end of period (000s)	$124,822	$174,610	$714,939		$602,565	$710,710
Ratio of net expenses to average net assets	1.12%	1.12%	1.13	%(1)	1.16%	1.26%
Ratio of gross expenses to average net assets	1.12%	1.12%	1.13	%(1)	1.16%	1.26%
Ratio of net investment income
to average net assets	2.67%	1.86%	2.51%		2.51%	2.12%
Portfolio turnover rate	19%	21%	17%		21%	21%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
(loss) per share would have been	$0.13	$0.15	$0.27		$0.25	$0.22

(1)	Reflects the fund’s receipt of a one time reimbursement of custody expenses paid in prior years. Had such reimbursement not been included in this period, the annualized net and gross expense ratios would have been 1.15% and 1.15%, respectively.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Value Fund
	Year Ended	Period Ended
Select Class	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$11.89	$11.28

Income from investment operations:
Net investment loss	(0.19)	(0.21)
Net realized and unrealized gain (loss) on investments	(0.51)	1.14
Total from investment operations	(0.70)	0.93

Less distributions from:
Net investment income	(0.26)	(0.32)
Capital gains	—	—
Total distributions	(0.26)	(0.32)

Net asset value, end of period	$10.93	$11.89

Total return	(5.66)%	8.16	%(2)
Net assets, end of period (000s)	$567,858	$560,676
Ratio of net expenses to average net assets	0.90%	0.90	%(3)
Ratio of gross expenses to average net assets	0.90%	0.92	%(3)(4)
Ratio of net investment income to average net assets	3.08%	4.25	%(3)
Portfolio turnover rate	19%	21%
Without giving effect to the expense waiver described in Note 2 to the Financial
Statements, net investment income (loss) per share would have been	$(0.19)	$(0.21)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Year Ended June 30,
Investor Class	2019		2018	2017		2016	2015
Net asset value, beginning of period	$22.94		$22.09	$18.72		$20.43	$22.05

Income from investment operations:
Net investment income (loss)	(0.21)		(0.60)	0.18		0.42	0.23
Net realized and unrealized gain
(loss) on investments	(1.80)		2.46	3.97		(1.40)	(1.42)
Total from investment operations	(2.01)		1.86	4.15		(0.98)	(1.19)

Less distributions from:
Net investment income	(0.29)		(0.43)	(0.36)		(0.19)	(0.31)
Capital gains	(0.89)		(0.58)	(0.42)		(0.54)	(0.12)
Total distributions	(1.18)		(1.01)	(0.78)		(0.73)	(0.43)

Net asset value, end of period	$19.75		$22.94	$22.09		$18.72	$20.43

Total return	(8.05)%		8.35%	22.87%		(4.81)%	(5.21)%
Net assets, end of period (000s)	$62,905		$90,584	$355,959		$307,502	$337,659
Ratio of net expenses to average net assets†	0.75%		0.86%	0.96	%(1)	1.04%	1.10%
Ratio of gross expenses to average net assets†	0.76	%(2)	0.86%	0.96	%(1)	1.04%	1.12	%(2)
Ratio of net investment income
to average net assets†	1.58%		1.27%	0.64%		2.15%	1.15%
Ratio of expenses to average net assets
for the DFA Portfolio (unaudited)(3)†	0.53%		0.53%	0.53%		0.53%	0.53%
Ratio of expenses to average net
assets for the DFA Portfolio(4)†	0.53%		0.53%	0.53%		0.54%	0.53%
Portfolio turnover rate(5)	6%		6%	0%		0%	0%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
(loss) per share would have been	$(0.21)		$(0.60)	$0.18		$0.42	$0.23

†	The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The financial statements of the DFA Portfolio are included elsewhere in this report.
(1)	Reflects the fund’s receipt of a one time reimbursement of custody expenses paid in prior years. Had such reimbursement not been included in this period, the annualized net and gross expense ratios would have been 0.97% and 0.97%, respectively.
(2)	Gross expenses before waivers of expenses.
(3)	The DFA Portfolio expense ratios are as of April 30, 2019, 2018, 2017, 2016 and 2015, respectively and are unaudited.
(4)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively.
(5)	The SA International Small Company Fund invests substantially all of its assets in the DFA Portfolio. Please refer to the financial statements of the DFA Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Year Ended	Period Ended
Select Class	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$22.96	$22.01

Income from investment operations:
Net investment loss	(0.40)	(0.41)
Net realized and unrealized gain (loss) on investments	(1.58)	2.40
Total from investment operations	(1.98)	1.99

Less distributions from:
Net investment income	(0.42)	(0.46)
Capital gains	(0.89)	(0.58)
Total distributions	(1.31)	(1.04)

Net asset value, end of period	$19.67	$22.96

Total return	(7.81)%	8.98	%(2)
Net assets, end of period (000s)	$261,693	$264,464
Ratio of net expenses to average net assets†	0.52%	0.54%
Ratio of gross expenses to average net assets†	0.52%	0.57	%(3)(4)
Ratio of net investment income to average net assets†	1.91%	0.98	%(3)
Ratio of expenses to average net assets for the DFA Portfolio (unaudited)†(5)	0.53%	0.53%
Ratio of expenses to average net assets for the DFA Portfolio†(6)	0.53%	0.53%
Portfolio turnover rate(7)	6%	6%
Without giving effect to the expense waiver described in Note 2 to the Financial
Statements, net investment income (loss) per share would have been	$(0.40)	$(0.41)
†	The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The financial statements of the DFA Portfolio are included elsewhere in this report.
(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.
(5)	The DFA Portfolio expense ratios are as of April 30, 2019, and 2018, respectively and unaudited.
(6)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2018, and 2017, respectively.
(7)	Refer to the financial statements of the DFA Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets Value Fund
	Year Ended June 30,
Investor Class	2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.93	$9.56	$7.78	$9.05	$10.51

Income from investment operations:
Net investment income (loss)	(0.12)	(0.11)	0.09	0.11	0.11
Net realized and unrealized gain
(loss) on investments	0.20	0.62	1.79	(1.29)	(1.43)
Total from investment operations	0.08	0.51	1.88	(1.18)	(1.32)

Less distributions from:
Net investment income	(0.16)	(0.14)	(0.10)	(0.09)	(0.13)
Capital gains	—	—	—	—	(0.01)
Total distributions	(0.16)	(0.14)	(0.10)	(0.09)	(0.14)

Net asset value, end of period	$9.85	$9.93	$9.56	$7.78	$9.05

Total return	0.97%	5.23%	24.42%	(12.95)%	(12.53)%
Net assets, end of period (000s)	$37,001	$49,384	$204,553	$166,788	$167,220
Ratio of net expenses to average net assets	1.35%	1.38%	1.40%	1.40%	1.45%
Ratio of gross expenses to average net assets(1)	1.62%	1.61%	1.66%	1.72%	1.83%
Ratio of net investment income
to average net assets	1.78%	1.26%	0.93%	1.52%	1.17%
Portfolio turnover rate	12%	18%	21%	13%	14%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
(loss) per share would have been	$(0.15)	$(0.19)	$0.07	$0.09	$0.07

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets Value Fund
	Year Ended	Period Ended
Select Class	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$9.94	$9.61

Income from investment operations:
Net investment loss	(0.20)	(0.11)
Net realized and unrealized gain (loss) on investments	0.30	0.59
Total from investment operations	0.10	0.48

Less distributions from:
Net investment income	(0.20)	(0.15)
Capital gains	—	—
Total distributions	(0.20)	(0.15)

Net asset value, end of period	$9.84	$9.94

Total return	1.10%	4.87	%(2)
Net assets, end of period (000s)	$179,808	$164,047
Ratio of net expenses to average net assets	1.15%	1.16	%(3)
Ratio of gross expenses to average net assets(4)	1.37%	1.41	%(3)
Ratio of net investment income to average net assets	1.88%	1.74	%(3)
Portfolio turnover rate	12%	18%
Without giving effect to the expense waiver described in Note 2 to the Financial
Statements, net investment income (loss) per share would have been	$(0.22)	$(0.10)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate Securities Fund
	Year Ended June 30,
Investor Class	2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.40	$11.38	$12.17	$10.03	$9.94

Income from investment operations:
Net investment income (loss)	(0.34)	0.14	0.21	0.26	0.19
Net realized and unrealized gain
(loss) on investments	1.79	0.21	(0.59)	2.07	0.13
Total from investment operations	1.45	0.35	(0.38)	2.33	0.32

Less distributions from:
Net investment income	(0.35)	(0.14)	(0.35)	(0.19)	(0.23)
Capital gains	(0.07)	(0.19)	(0.06)	—	—
Total distributions	(0.42)	(0.33)	(0.41)	(0.19)	(0.23)

Net asset value, end of period	$12.43	$11.40	$11.38	$12.17	$10.03

Total return	13.32%	3.14%	(2.98)%	23.56%	3.12%
Net assets, end of period (000s)	$36,944	$44,916	$172,150	$186,216	$160,246
Ratio of net expenses to average net assets	0.95%	0.98%	1.00%	1.00%	1.00%
Ratio of gross expenses to average net assets(1)	1.04%	1.04%	1.05%	1.06%	1.23%
Ratio of net investment income
to average net assets	2.28%	2.27%	1.53%	2.43%	1.85%
Portfolio turnover rate	6%	6%	7%	7%	3%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
(loss) per share would have been	$(0.35)	$0.12	$0.20	$0.25	$0.17

(1)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate Securities Fund
	Year Ended	Period Ended
Select Class	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$11.41	$11.53

Income from investment operations:
Net investment loss	(0.53)	(0.09)
Net realized and unrealized gain (loss) on investments	2.00	0.32
Total from investment operations	1.47	0.23

Less distributions from:
Net investment income	(0.41)	(0.16)
Capital gains	(0.07)	(0.19)
Total distributions	(0.48)	(0.35)

Net asset value, end of period	$12.40	$11.41

Total return	13.54%	2.03	%(2)
Net assets, end of period (000s)	$152,655	$140,647
Ratio of net expenses to average net assets	0.75%	0.76	%(3)
Ratio of gross expenses to average net assets(4)	0.78%	0.85	%(3)
Ratio of net investment income to average net assets	2.42%	3.10	%(3)
Portfolio turnover rate	6%	6%
Without giving effect to the expense waiver described in Note 2 to the Financial
Statements, net investment income (loss) per share would have been(4)	$(0.54)	$(0.08)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Worldwide Moderate Growth Fund
	Year Ended June 30,
	2019	2018	2017	2016‡
Net asset value, beginning of period	$11.29	$10.73	$9.51	$10.00

Income from investment operations:
Net investment income (loss)	(0.18)	(0.15)	0.14	0.10
Net realized and unrealized gain (loss) on investments	0.39	1.03	1.27	(0.49)
Total from investment operations	0.21	0.88	1.41	(0.39)

Less distributions from:
Net investment income	(0.21)	(0.15)	(0.14)	(0.10)
Capital gains	(0.46)	(0.17)	(0.05)	—
Total distributions	(0.67)	(0.32)	(0.19)	(0.10)

Net asset value, end of period	$10.83	$11.29	$10.73	$9.51

Total return	2.53%	8.11%	15.04%	(3.89	)%(1)
Net assets, end of period (000s)	$38,210	$35,745	$27,422	$11,662
Ratio of net expenses to average net assets	0.00%	0.00%	0.00%	0.00	%(2)
Ratio of gross expenses to average net assets(3)	0.51%	0.60%	0.61%	2.72	%(2)
Ratio of net investment income to average net assets	2.07%	1.09%	1.32%	1.11	%(2)
Portfolio turnover rate	14%	20%	11%	5%
Without giving effect to the expense waiver described
in Note 2 to the Financial Statements, net investment
income (loss) per share would have been	$(0.23)	$(0.21)	$0.10	$(0.02)

‡	Fund commenced operations on July 1, 2015.
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2019

1. Organization and Significant Accounting Policies

SA Funds — Investment Trust (the “Trust”) is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios (“Funds”) of shares of beneficial interest and different classes of shares of each Fund. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), and currently offers the following ten Funds, each of which (with the exception of the SA Worldwide Moderate Growth Fund) is a diversified mutual fund as defined in the 1940 Act:

SA U.S. Fixed Income Fund
SA Global Fixed Income Fund
SA U.S. Core Market Fund
SA U.S. Value Fund
SA U.S. Small Company Fund
SA International Value Fund
SA International Small Company Fund
SA Emerging Markets Value Fund
SA Real Estate Securities Fund
SA Worldwide Moderate Growth Fund

The SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, and SA International Small Company Fund commenced investment operations on August 5, 1999, the SA Global Fixed Income Fund, commenced operations on July 29, 1999, the SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund, commenced operations on April 2, 2007, and the SA Worldwide Moderate Growth Fund, commenced operations on July 1, 2015.

Each SA Fund, with the exception of the SA Worldwide Moderate Growth Fund, offers Investor Class shares and Select Class shares. The SA Worldwide Moderate Growth Fund offers only a single share class.

Select Class shares are available to investors that invest through BAM Advisor Services, LLC (the “Adviser” or “BAM”) or BAM’s Strategist Program and certain registered investment companies at the discretion of the Adviser. In addition, Select Class shares are available to certain Turn-Key Asset Management Program participants who invest through a unified managed account program sponsored by the Adviser and who invest at least $500,000 in a model portfolio that includes one or more of the Funds; or investors who are clients of investment advisors whose clients invest in aggregate at least $20 million in the Funds and other accounts managed by the Adviser. The Adviser may automatically convert Investor Class shares to Select Class shares when investment level thresholds are achieved. The minimum initial purchase amount of Select Class shares is generally $100,000 in aggregate across all of the SA Funds with no minimum for subsequent investments. In the Adviser’s discretion, the minimum initial purchase amount may be applied across all assets of the investor under administration with the investment advisor or may be reduced.

The SA International Small Company Fund invests substantially all of its assets in the International Small Company Portfolio (the “DFA Portfolio”), a series of DFA Investment Dimensions Group Inc., a separate registered investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, each a series of The DFA Investment Trust Company (each a “Series”), an open-end management investment company. As of June 30, 2019, the SA International Small Company Fund held

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2019 (Continued)

approximately 2.60% of the DFA Portfolio. The performance of the SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio and the Series in which it invests are included elsewhere in this report and should be read in conjunction with the financial statements of the SA International Small Company Fund.

The SA Worldwide Moderate Growth Fund invests substantially all of its assets in the Select Class shares of the Underlying SA Funds managed by the Adviser comprising various asset categories and strategies. The Adviser has established an asset allocation target for the Fund. This target is the approximate percentage of the Fund’s assets that will be invested in equity investments and fixed income investments. Under normal market conditions, the Fund currently expects that it will invest approximately 75% of its assets in equity investments and approximately 25% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds. The performance of the SA Worldwide Moderate Growth Fund is directly affected by the performance of the Underlying SA Funds. The financial statements of the Underlying SA Funds are included elsewhere in the report and should be read in conjunction with the financial statements of the SA Worldwide Moderate Growth Fund.

Use of Estimates — The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following summarizes the significant accounting policies of the Funds:

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain inputs with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board” or the “Trustees”) pursuant to procedures approved by the Board.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2019 (Continued)

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

Fair Value Measurement — The Board has adopted procedures to fair value securities and other assets of each Fund when market prices are not readily available or do not accurately reflect their current market value. The Board has designated the responsibility for applying these fair valuation methods to the Pricing Committee (or its designee). For example, a Fund may fair value an asset when it is delisted or trading is halted or suspended; when it has not been traded for an extended period of time; when its primary pricing source is unavailable or other data calls the primary source’s reliability into question; or when its primary trading market is closed during regular U.S. market hours. Each Fund makes fair valuation determinations in accordance with the Trust’s Procedures for Valuing Securities and Assets, as amended. The Pricing Committee (or its designee) may consider various factors, including unobservable market inputs when arriving at fair value. The Pricing Committee (or its designee) may use, but is not limited to, techniques such as review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book value, and other relevant information when determining fair value. The Pricing Committee regularly reviews these inputs and assumptions when reviewing fair valuations of investments held by the Funds. Fair value pricing involves subjective judgement and it is possible that the fair value determined for an asset is materially different than the value that could be realized upon the sale of that asset. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – Unadjusted quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2019 (Continued)

The tables below provide a summary of the inputs as of June 30, 2019, in valuing each Fund’s investments:

	Investments in Securities
	Unadjusted
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Total Balance
	Investments	Inputs	Inputs	as of
Description	(Level 1)	(Level 2)	(Level 3)	June 30, 2019
SA U.S. Fixed Income Fund
Bonds and Notes	$—	$476,495,434	$—	$476,495,434
Short-Term Investments	179,370	140,670,555	—	140,849,925
Total Investments	$179,370	$617,165,989	$—	$617,345,359
SA Global Fixed Income Fund
Assets
Bonds and Notes	$—	$740,420,530	$—	$740,420,530
Short-Term Investments	16,229,551	—	—	16,229,551
Other Financial Instruments
Forward Foreign Currency Contracts	—	1,273,188	—	1,273,188
Total Investments	$16,229,551	$741,693,718	$—	$757,923,269
Liabilities
Other Financial Instruments
Forward Foreign Currency Contracts	$—	$(9,437,997)	$—	$(9,437,997)
SA U.S. Core Market Fund
Common Stocks	$697,171,717	$—	$—	$697,171,717
Mutual Funds	29,270,890	—	—	29,270,890
Short-Term Investments	891,872	—	—	891,872
Total Investments	$727,334,479	$—	$	$727,334,479
SA U.S. Value Fund
Common Stocks	$591,782,109	$—	$—	$591,782,109
Short-Term Investments	4,369,436	—	—	4,369,436
Total Investments	$596,151,545	$—	$—	$596,151,545
SA U.S. Small Company Fund
Common Stocks	$409,804,250	$—	$— †	$409,804,250
Preferred Stocks	30,441	—	—	30,441
Rights And Warrants	—	—	1,279 †	1,279
Short-Term Investments	10,381,230	—	—	10,381,230
Total Investments	$420,215,921	$—	$1,279	$420,217,200
SA International Value Fund
Common Stocks	$676,339,802	$—	$— †	$676,339,802
Preferred Stocks	8,144,067	—	—	8,144,067
Rights And Warrants	108,776	—	—	108,776
Short-Term Investments	10,679,541	—	—	10,679,541
Total Investments	$695,272,186	$—	$—	$695,272,186

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2019 (Continued)

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total Balance as of June 30, 2019
SA International Small Company Fund
Mutual Funds	$324,468,405	$—		$—		$324,468,405
Total Investments	$324,468,405	$—		$—		$324,468,405
SA Emerging Markets Value Fund
Common Stocks	$210,370,377	$99,514		$3,018	†	$210,472,909
Preferred Stocks	4,366,310	—		6,002		4,372,312
Rights And Warrants	15,648	780	†	—		16,428
Short-Term Investments	6,930,638	—		—		6,930,638
Total Investments	$221,682,973	$100,294		$9,020		$221,792,287
SA Real Estate Securities Fund
Common Stocks	$188,084,195	$—		$—		$188,084,195
Short-Term Investments	1,127,214	—		—		1,127,214
Total Investments	$189,211,409	$—		$—		$189,211,409
SA Worldwide Moderate Growth Fund
Mutual Funds	$38,215,406	$—		$—		$38,215,406
Total Investments	$38,215,406	$—		$—		$38,215,406

†	Contains securities with a market value of zero.

Transfers between investment valuation levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the fiscal year-to-date activity of Level 3 securities held at the beginning and the end of the fiscal year.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2019 (Continued)

	Beginning Balance June 30, 2018	Purchases	Sales	Accrued discounts (premiums)	Total realized and unrealized gains (losses)*	Transfers in to Level 3	Transfers out of Level 3	Ending Balance June 30, 2019	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2019*
SA U.S. Core
Market Fund
Rights and Warrants	$5,946	$—	$(7,432)	$—	$1,486	$—	$—	$—	$—
SA U.S. Small
Company Fund
Common Stocks(2)	—	13,040	(10,084)	—	(2,956)	—	—	—	—
Rights and
Warrants(1)(2)	6,626	—	(3,059)	—	(2,288)	—	—	1,279	(2,287)
SA Emerging Markets
Value Fund
Common Stocks(1)(2)	229,619	19,002	(109,055)	—	(89,881)	376	(41,041)	9,020	(40,787)

(1)	Level 3 at July 1, 2018 included securities with a fair value of $0.
(2)	Level 3 at June 30, 2019 included securities with a fair value of $0.
*	All net realized and change in unrealized gains (losses) are reflected on the accompanying Statements of Operations.

Securities Lending – The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which the Adviser or the Sub-Adviser specifically identifies as not being available. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current market value of the loaned securities with respect to other U.S. securities and 105% of the current market value of the loaned securities with respect to foreign equity securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and the Fund.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2019 (Continued)

As of June 30, 2019, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

	Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral (Including Calculated Mark)†
SA Global Fixed Income Fund	$886,744	$—	$915,054	$915,054
SA U.S. Core Market Fund	$10,262,977	$891,872	$9,603,011	$10,504,060
SA U.S. Value Fund	$4,390,723	$412,055	$4,076,486	$4,502,051
SA U.S. Small Company Fund	$35,889,707	$5,880,539	$30,807,257	$36,767,807
SA International Value Fund	$27,370,050	$10,382,194	$18,126,665	$28,567,781
SA Emerging Markets Value Fund	$7,028,064	$6,268,773	$1,236,075	$7,499,639
SA Real Estate Securities Fund	$1,881,936	$291,765	$1,632,245	$1,930,052

†	Balances represent the end-of-day fair market value of securities lending collateral that will be reflected by the Funds as of the next business day.
*	The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing.

	Remaining Contractual Maturity of the Agreements As of June 30, 2019
Securities Lending Transaction(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
SA U.S. Core Market Fund
Common Stocks	$891,872	$ —	$—	$ —	$891,872
Total Borrowings	$891,872	$ —	$—	$ —	$891,872
Gross amount of recognized liabilities for securities lending transactions					$891,872
SA U.S. Value Fund
Common Stocks	$412,055	$ —	$—	$ —	$412,055
Total Borrowings	$412,055	$ —	$—	$ —	$412,055
Gross amount of recognized liabilities for securities lending transactions					$412,055
SA U.S. Small Company Fund
Common Stocks	$5,880,539	$ —	$—	$ —	$5,880,539
Total Borrowings	$5,880,539	$ —	$—	$ —	$5,880,539
Gross amount of recognized liabilities for securities lending transactions					$5,880,539

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2019 (Continued)

	Remaining Contractual Maturity of the Agreements As of June 30, 2019
Securities Lending Transaction(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
SA International Value Fund
Common Stocks	$10,382,194	$ —	$—	$ —	$10,382,194
Total Borrowings	$10,382,194	$ —	$—	$ —	$10,382,194
Gross amount of recognized liabilities for securities lending transactions					$10,382,194
SA Emerging Markets Value Fund
Common Stocks	$6,268,773	$ —	$—	$ —	$6,268,773
Total Borrowings	$6,268,773	$ —	$—	$ —	$6,268,773
Gross amount of recognized liabilities for securities lending transactions					$6,268,773
SA Real Estate Securities Fund
Common Stocks	$291,765	$ —	$—	$ —	$291,765
Total Borrowings	$291,765	$ —	$—	$ —	$291,765
Gross amount of recognized liabilities for securities lending transactions					$291,765

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2019 (Continued)

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Funds have adopted provisions surrounding disclosures regarding derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that will help the SA Global Fixed Income Fund mitigate its counterparty risk, the SA Global Fixed Income Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the SA Global Fixed Income Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the SA Global Fixed Income Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the SA Global Fixed Income Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in its Statement of Assets and Liabilities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2019 (Continued)

The following tables, grouped into appropriate risk categories, discloses the amounts related to the Fund’s use of derivative instruments and hedging activities at June 30, 2019, on a gross basis:

			Gain or (Loss) on Derivatives
			Recognized in Income
	Asset Derivative	Liability Derivative	Realized	Change in
Risk Type	Fair Value(1)	Fair Value(2)	Gain(3)	Appreciation(4)
Foreign currency	$1,273,188	$9,437,997	$38,611,403	$(20,269,093)

(1)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Realized gain (loss) on: Forward currency transactions.
(4)	Statement of Operations location: Increase (decrease) in unrealized appreciation (depreciation) on: Forward currency translations.

Forward Currency Contracts Assets and Collateral Held by Counterparty as of June 30, 2019:

Gross Amount
of Assets
	Presented in	Financial
	Statements of	Instruments	Collateral
Counterparty	Assets & Liabilities	Available for Offset	Received	Net Amount
State Street Bank and Trust Co.	$1,273,188	$(1,273,188)	—	—

Forward Currency Contracts Liabilities and Collateral Pledged as of June 30, 2019:

	Gross Amounts
	of Liabilities
	Presented in	Financial
	Statements of	Instruments	Collateral
Counterparty	Assets & Liabilities	Available for Offset	Pledged	Net Amount
Bank of America N.A.	$1,033,334	—	—	$1,033,334
State Street Bank and Trust Co.	$8,404,663	$(1,273,188)	—	$7,131,475

For the fiscal year ended June 30, 2019, the average monthly principal amount of forward foreign currency exchange contracts was $508,979,436.

Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for U.S. federal income tax purposes.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2019 (Continued)

The Funds characterize distributions received from mutual fund investments on the Statements of Operations using the same characterization as the distribution received.

Investment income and realized and unrealized gains(losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Expenses directly attributable to a specific Fund are charged to the respective Fund. Class specific expenses are charged directly to that share class. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets. Expenses are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Indemnifications — Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Trustees are also indemnified against certain liabilities pursuant to an Indemnity Agreement between the Trust and each Trustee. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposures under these arrangements are unknown as this would involve potential future claims against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Foreign Taxes — Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, or capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by each Fund and are disclosed in its Statement of Operations. Foreign taxes payable as of June 30, 2019, if any, are reflected in each Fund’s Statement of Assets and Liabilities.

Federal Income Tax — Each Fund is treated as a separate entity for U.S. federal income tax purposes. Each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of the Funds’ taxable income and net capital gain to their shareholders. Therefore, no income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2019, and for all open tax years, each Fund has determined that no liability for unrecognized tax benefits is required in each Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

The Trust management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded with respect to uncertain tax positions taken on returns filed for open tax years (2015- 2017), or expected to be taken in the Funds’ 2018 tax returns.

For federal income tax purposes, realized capital losses may be carried over to offset future realized capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by a fund in taxable years beginning after December 22, 2010 are not subject to expiration and retain their character as either short-term or long-term, rather than being considered short-term as under previous law. Post-enactment capital losses must be fully utilized prior to utilizing any losses incurred in pre-enactment taxable years.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2019 (Continued)

As of June 30, 2019, for U.S. federal income tax purposes, the SA U.S. Fixed Income Fund, SA Global Fixed Income Fund and SA International Value Fund had an amount of $3,006,163, $42,317 and $1,676,121 in unlimited short-term losses, and the SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA International Value Fund and SA Emerging Markets Value Fund had an amount of $1,475,682, $6,771,482, $25,160,432 and $1,048,313 in unlimited long-term losses, respectively, available to offset future net realized gains.

The federal income tax character of distributions paid to shareholders during the fiscal years ended June 30, 2019 and 2018 were as follows:

	2019		2018
	Ordinary Income	Long-Term Capital Gain	Ordinary Income	Long-Term Capital Gain
SA U.S. Fixed Income Fund	$14,023,719	$—	$5,804,546	$—
SA Global Fixed Income Fund	28,882,186	—	2,985,398	306,943
SA U.S. Core Market Fund	8,375,592	37,279,869	7,187,623	24,062,618
SA U.S. Value Fund	8,591,839	41,045,125	9,148,615	49,908,736
SA U.S. Small Company Fund	1,581,417	10,916,502	2,964,389	29,072,976
SA International Value Fund	15,399,335	—	19,000,010	—
SA International Small Company Fund	6,090,934	13,788,070	6,291,205	9,189,090
SA Emerging Markets Value Fund	4,100,006	—	2,926,539	—
SA Real Estate Securities Fund	6,299,482	1,053,956	2,199,183	2,823,399
SA Worldwide Moderate Growth Fund	662,898	1,471,653	374,586	429,421

As of June 30, 2019, the components of distributable earnings on a federal income tax basis were:

				Post October
		Undistributed	Unrealized	Capital/
	Undistributed	Long-Term	Appreciation/	Late Year	Capital Loss
	Ordinary Income	Capital Gains	(Depreciation)	Ordinary Loss	Carryforward
SA U.S. Fixed Income Fund	$499,245	$—	$1,532,118	$—	$(4,481,845)
SA Global Fixed Income Fund	12,568,699	—	(1,131,078)	—	(6,813,799)
SA U.S. Core Market Fund	4,324,905	43,675,157	441,646,093	—	—
SA U.S. Value Fund	4,830,394	16,022,616	157,945,304	—	—
SA U.S. Small Company Fund	1,620,329	13,805,696	132,837,274	—	—
SA International Value Fund	20,944,700	—	18,981,763	—	(26,836,553)
SA International Small
Company Fund	760,163	13,118,892	73,751,808	—	—
SA Emerging Markets Value Fund	1,403,760	—	5,235,972	—	(1,048,313)
SA Real Estate Securities Fund	222,474	5,029,756	72,290,260	—	—
SA Worldwide Moderate Growth	117,204	781,338	1,789,717	—	—

During the fiscal year ended June 30, 2019, the SA Emerging Markets Value Fund utilized $1,483,535 of capital loss carryforward.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2019 (Continued)

At June 30, 2019, the aggregate cost of investment securities, aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
SA U.S. Fixed Income Fund	$615,813,241	$1,635,617	$(103,499)	$1,532,118
SA Global Fixed Income Fund	757,502,018	6,423,820	(7,571,875)	(1,148,055)
SA U.S. Core Market Fund	285,688,386	447,346,951	(5,700,858)	441,646,093
SA U.S. Value Fund	438,206,241	184,510,490	(26,565,186)	157,945,304
SA U.S. Small Company Fund	287,379,926	165,551,253	(32,713,979)	132,837,274
SA International Value Fund	676,312,688	88,153,225	(69,193,727)	18,959,498
SA International Small Company Fund	250,716,597	73,751,808	—	73,751,808
SA Emerging Markets Value Fund	216,402,879	36,116,504	(30,727,096)	5,389,408
SA Real Estate Securities Fund	116,921,149	77,705,814	(5,415,554)	72,290,260
SA Worldwide Moderate Growth Fund	36,425,689	1,790,392	(675)	1,789,717

Distributions to Shareholders — Each Fund, excluding the SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income, if any, annually. The SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund declare and pay dividends from net investment income, if any, quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

The SA Real Estate Securities Fund characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs in which the Fund invests, the characterization will be estimated based on available information, which may include the previous year’s allocation. If new or additional information becomes available from one or more of those REITs at a later date, a recharacterization will be made in the following year. The Fund records any amount recharacterized as dividend income as ordinary income, any amount recharacterized as long-term capital gain as realized gain in the Statement of Operations, and any amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed the sum of net investment income and net capital gains for federal income tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and undistributed accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax differences such as wash sales, passive foreign investment companies, non-REIT return of capital, and foreign currency transactions that will reverse in a subsequent period. During any particular year, a Fund’s net realized gains from investment transactions in excess of available capital loss carry forwards will be taxable to a Fund if not distributed and, therefore, will be distributed to shareholders annually.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2019 (Continued)

At June 30, 2019, as a result of permanent book-to-tax difference, the following reclassification and adjustments were made on the Statement of Assets and Liabilities:

		Undistributed	Accumulated
	Paid in	Net Investment	Net Realized
	Capital	Income	Gain (Loss)
SA U.S. Fixed Income Fund	$—	$—	$—
SA Global Fixed Income Fund	1	32,149,857	(32,149,858)
SA U.S. Core Market Fund	—	(177,874)	177,874
SA U.S. Value Fund	—	(336,885)	336,885
SA U.S. Small Company Fund	213,478	(236,178)	22,700
SA International Value Fund	4,771	(25,354)	20,583
SA International Small Company Fund	—	901,500	(901,500)
SA Emerging Markets Value Fund	—	272,050	(272,050)
SA Real Estate Securities Fund	1	92	(93)
SA Worldwide Moderate Growth Fund	(2)	2,646	(2,644)

2. Agreements and Transactions with Affiliates

As announced by the Trust on October 15, 2018, Loring Ward Holdings Inc. (“Loring Ward”), the parent company of the Trust’s prior investment adviser, LWI Financial Inc., agreed to be acquired by Focus Financial Partners Inc. (“Focus”), a partnership of independent fiduciary wealth management firms that includes The Buckingham Family of Financial Services (the “Transaction”). The Transaction closed on November 30, 2018, at which time Loring Ward merged with an existing Focus subsidiary, the Adviser, which is part of The Buckingham Family of Financial Services. The closing of the Transaction resulted in a change of control of Loring Ward (the “Change of Control”). Consistent with applicable requirements under the 1940 Act, the Investment Advisory and Administrative Services Agreement between Loring Ward and the Fund (the “Advisory Agreement”) contained a provision that the Advisory Agreement would automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Change of Control caused the assignment of the Advisory Agreement and resulted in the automatic termination of the Advisory Agreement.

The Transaction has not resulted in any material change in the day-to-day management of the Funds. Loring Ward’s business continues to operate as part of BAM.

At its in-person meeting on November 2, 2018, the Board considered and approved a new investment advisory agreement with BAM (the “New Advisory Agreement”) with respect to the Funds. The New Advisory Agreement also needs to be approved by shareholders of the Fund at a special meeting of shareholders. The terms and conditions of the New Advisory Agreement are identical in all material respects to the Advisory Agreement, including the rate of the investment advisory fee for the Funds.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2019 (Continued)

For the advisory services provided to the Funds under the New Advisory Agreement, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets as follows:

Advisory Fees
SA U.S. Fixed Income Fund	0.15%
SA Global Fixed Income Fund	0.25%
SA U.S. Core Market Fund	0.40%
SA U.S. Value Fund	0.40%
SA U.S. Small Company Fund	0.40%
SA International Value Fund	0.45%
SA International Small Company Fund	0.25%
SA Emerging Markets Value Fund	0.45%
SA Real Estate Securities Fund	0.35%
SA Worldwide Moderate Growth Fund	0.00%*

* The management fee for the SA Worldwide Moderate Growth Fund has two components. There is no management fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The Fund is subject to a management fee of 0.25% on assets invested in any other investments. The Fund does not currently intend to make investments that would be subject to a management fee.

For the administrative services provided to the Funds, the Adviser is entitled to a fee from each Fund, except the SA Worldwide Moderate Growth Fund, computed daily and payable monthly at the annual rate of 0.10% of the average daily net assets of each Fund.

Related to the Transaction noted above, the Investment Sub-Advisory Agreement among the Trust, on behalf of the SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund (each a “Sub-Advised Fund”), the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”) also terminated as a result of its assignment. At its in-person meeting on November 2, 2018, the Board considered a new Sub-Advisory Agreement with DFA (the “New Sub-Advisory Agreement”), which was approved by shareholders of each Sub-Advised Fund at a special meeting of shareholders. The terms and conditions of the New Sub-Advisory Agreement are identical in all material respects to the Sub-Advisory Agreement, including the rate of the sub-advisory fees for each of the Sub-Advised Funds.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2019 (Continued)

For the sub-advisory services provided to the Funds under the New Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets as follows:

Sub-Advisory
Fees
SA U.S. Fixed Income Fund	0.03%
SA Global Fixed Income Fund	0.03%
SA U.S. Core Market Fund	0.03%*
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.25%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.47%
SA Real Estate Securities Fund	0.10%

* The Sub-Adviser will not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Core Market Fund with respect to any assets of the SA U.S. Core Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Investment Dimensions Group Inc. For its management services, the Sub-Adviser receives an investment advisory fee from the U.S. Micro Cap Portfolio.

The Trust has a Shareholder Servicing Agreement with the Adviser. For the shareholder services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.25% and 0.05% of the average daily net assets of each Fund’s Investor Class and Select Class shares, respectively. There is no shareholder servicing fee on assets of the SA Worldwide Moderate Growth Fund that are invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The SA Worldwide Moderate Growth Fund is subject to a shareholder servicing fee of 0.25% on assets invested in any other investment. The SA Worldwide Moderate Growth Fund does not currently intend to make investments that would be subject to a shareholder servicing fee.

The Adviser has contractually agreed to waive its advisory fees and/or to reimburse expenses to the extent that: (1) each Fund’s Investor Class shares’ operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) exceed, in the aggregate, the rate per annum shown in the table below; (2) each Fund’s Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) are 0.20% lower than the Investor Class shares’ total annual operating expense ratio after fee waiver and/or expense reimbursement and will not exceed, in the aggregate, the rate per annum shown in the table below. This agreement will remain in effect until October 28, 2021, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary. In addition, the Adviser has contractually agreed to waive fees and/or reimburse expenses so that the SA Worldwide Moderate Growth Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed the total annual acquired fund fees and expenses

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2019 (Continued)

related to the Fund’s investments in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, or any money market fund. This agreement will remain in effect until July 1, 2025, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary. These agreements may only be amended or terminated during their terms with the approval of the Board. The expense limitations for the Funds are as follows:

	Expense Limitation
	Investor Class	Select Class
SA U.S. Fixed Income Fund	0.65%	0.45%
SA Global Fixed Income Fund	0.75%	0.55%
SA U.S. Core Market Fund	0.90%	0.70%
SA U.S. Value Fund	1.00%	0.80%
SA U.S. Small Company Fund	1.15%	0.95%
SA International Value Fund	1.15%	0.95%
SA International Small Company Fund	0.75%	0.55%
SA Emerging Markets Value Fund	1.35%	1.15%
SA Real Estate Securities Fund	0.95%	0.75%

Trustees’ Fees and Expenses — For their services as Trustees, the Trustees of the Trust received an annual retainer fee of $96,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board receives an annual supplemental compensation of $9,600 per year. Effective January 1, 2019, the Trustees of the Trust receive an annual retainer fee of $100,800, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. Also effective January 1, 2019, the Chairman of the Board receives an annual supplemental compensation of $10,080 per year.

Sub-Administration Fees — State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Adviser. State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.02% of the first $1.5 billion of net assets and 0.0175% of net assets over $1.5 billion. The fee is then allocated to each Fund based on the relative net assets of each Fund, subject to a minimum fee of $70,000 annually per Fund, except for the SA International Small Company Fund and the SA Worldwide Moderate Growth Fund, which are subject to a minimum fee of $50,000 annually per Fund. Fees are calculated for the fund complex and then allocated to the Funds based upon each Fund’s total net assets, which may cause a Fund to pay less than the minimum annual charge.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2019 (Continued)

3. Purchases and Sales of Securities

Excluding short-term investments, each Fund’s purchases and sales of securities for the fiscal year ended June 30, 2019 were as follows:

	Purchases		Sales
	U.S.		U.S.
	Government	Other	Government	Other
SA U.S. Fixed Income Fund	$327,918,562	$195,231,938	$509,472,876	$261,493,000
SA Global Fixed Income Fund	2,864,776	541,941,886	24,050,103	542,775,275
SA U.S. Core Market Fund	0	33,896,198	0	154,953,737
SA U.S. Value Fund	0	66,505,246	0	67,931,707
SA U.S. Small Company Fund	0	50,556,394	0	63,939,759
SA International Value Fund	0	152,031,570	0	131,766,105
SA International Small Company Fund	N/A	N/A	N/A	N/A
SA Emerging Markets Value Fund	0	29,989,367	0	25,621,417
SA Real Estate Securities Fund	0	10,337,780	0	20,977,999
SA Worldwide Moderate Growth Fund	0	8,252,613	0	5,241,230

N/A — The SA International Small Company Fund invests substantially all of its assets in the DFA Portfolio. Please refer to the financial statements of the DFA Portfolio which are included elsewhere in this report.

4. Affiliated Ownership

The SA Worldwide Moderate Growth Fund invests in underlying securities and other Investment Companies, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the “Affiliated Underlying Funds”). A summary of the transactions with each Affiliated Underlying Fund during the fiscal year ended June 30, 2019 follows:

				Net
				Realized				Dividend
				Gain (Loss)		Ending		Income	Capital Gain
	Beginning			on Sales of	Change in	Value	Shares	from	Distributions
	Value			Affiliated	Unrealized	as of	as of	Affiliated	from Affiliated
Affiliated Investment	as of	Purchases	Proceeds	Investment	Appreciation/	June 30,	June 30,	Investment	Investment
Companies	June 30, 2018	at Cost	from Sales	Companies	Depreciation	2019	2019	Companies	Companies
SA Emerging Markets
Value Fund	$3,561,391	$899,754	$(616,825)	$(33,528)	$10,802	$3,821,594	388,373	$72,079	$—
SA Global Fixed
Income Fund	4,647,075	1,141,792	(862,872)	(13,723)	16,317	4,928,589	513,930	190,964	—
SA International
Value Fund	6,773,459	1,669,187	(633,741)	(46,936)	(485,160)	7,276,809	665,765	162,419	—
SA Real Estate
Securities Fund	1,867,139	435,006	(617,088)	20,480	155,763	1,861,300	150,105	61,279	10,069
SA US Core
Market Fund	6,416,838	1,080,369	(865,711)	38,846	221,991	6,892,333	278,816	77,390	312,707
SA US Fixed
Income Fund	4,288,449	993,848	(758,458)	(5,814)	28,784	4,546,809	447,962	99,805	—
SA US Small
Company Fund	3,209,140	862,355	(389,340)	(4,999)	(188,815)	3,488,341	137,174	13,361	89,712
SA US Value Fund	4,986,282	1,170,304	(497,196)	(47,473)	(212,286)	5,399,631	316,323	79,542	351,173
Totals	$35,749,773	$8,252,615	$(5,241,231)	$(93,147)	$(452,604)	$38,215,406		$756,839	$763,661

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2019 (Continued)

5. Recent Accounting Pronouncements

In March 2017, the FASB issued ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities, that requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. ASU 2017-08 is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted, including adoption in an interim period. Management is currently evaluating the impact of ASU 2017-08.

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Funds’ adoption of these amendments, effective with the semi-annual financial statements prepared as of December 31, 2018, required modified disclosures reflected herein, but had no effect on the Funds’ net assets or results of operations.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the year ended June 30, 2019, the Funds have chosen to adopt certain provisions of the standard which eliminated the disclosures of transfers between level 1 and level 2 portfolio investments and the policy for the timing of transfers between levels of the fair value hierarchy. Management has evaluated that the full adoption of this ASU will not have a material impact on the Funds’ financial statements.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events that require recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of SA Funds - Investment Trust and Shareholders of SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Emerging Markets Value Fund, SA Real Estate Securities Fund and SA Worldwide Moderate Growth Fund.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Emerging Markets Value Fund, SA Real Estate Securities Fund and SA Worldwide Moderate Growth Fund (constituting SA Funds – Investment Trust, hereafter collectively referred to as the “Funds”) as of June 30, 2019, the related statements of operations for the year ended June 30, 2019, the statements of changes in net assets for each of the two years in the period ended June 30, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

San Francisco, California
August 27, 2019

We have served as the auditor of one or more investment companies in SA Funds – Investment Trust since 2000.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

The Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling (844) 366-0905 and on the Securities and Exchange Commission’s website (“SEC”) at http://www.sec.gov. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust’s Form N-PX, which is available after August 31st without charge, upon request, by calling the same number or visiting the SEC’s website at http://www.sec.gov.

Additional Information

This report is prepared for the general information of shareholders and is not an offer of shares of the SA Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

More information about the SA Funds is available without charge, upon request, please mail, visit the Funds’ website or call:

SA Funds – Investment Trust
c/o BAM Advisor Services, LLC d/b/a Loring Ward
10 Almaden Blvd.
15th Floor
San Jose, California 95113

Toll-free: 1-844-366-0905
Website: http://www.sa-funds.com

Trustees and Officers’ Information

Information regarding the Trustees and executive officers of the Trust is listed below. The Board is responsible for managing the business and affairs of the Trust. The Board’s role in management of the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust have the responsibility for the day-to-day management of the Funds. The Board’s oversight role does not make the Board a guarantor of the Funds’ investments or activities. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund’s activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund’s performance. The Board is comprised entirely of Trustees who are not “interested persons” of the Trust, as such term is defined under the 1940 Act (the “Independent Trustees”).

Officers of the Trust listed in the table below whose names are marked with an asterisk (*) are interested persons of the Trust (as defined by the 1940 Act) by virtue of, among other considerations, their relationships with the Adviser or its affiliated entities. Each Trustee and executive officer of the Trust oversees all Funds of the Trust.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Independent Trustees:

			Number of
	Position(s)		Portfolios in
	Held with	Principal	Fund Complex	Other
Name, Address,(1)	Trust and Length of	Occupation(s)	Overseen by	Trusteeships/
and Year of Birth	Time Served(2)	During Past 5 Years	Trustee	Directorships Held
Bryan W. Brown Year of Birth: 1945	Trustee (since April 1999) Chairman (since December 2004)	Self-Employed Management Consultant (financial and technological systems) (since 1992); Chief Financial Officer, Bioexpertise, Inc. (physician’s web-based continuing education) (since 2003); Chief Financial Officer, ONTHERIX, INC. (a pharmaceutical development company) (since 2008).	10	Director/Officer, Kilohana Martial Arts Association (since June 2018).

Charles M. Roame Year of Birth: 1965	Trustee (since June 2012)	Managing Partner, Tiburon Strategic Advisors & Tiburon Partners Fund (investor in and advisor to FinTech and financial services companies) (since April 1998).	10	Director, Envestnet, Inc. (provider of technology & investment management solutions) (since August 2011). Director, Edelman Financial Engines (provider of financial planning & investment advisory services) (since January 2014). Director, FacetWealth (provider of financial planning services) (since February 2018).

Harold M. Shefrin Year of Birth: 1948	Trustee (since April 1999)	Faculty member, Santa Clara University (since 1978).	10	Trustee, Litman Gregory Funds Trust (5 portfolios) (since February 2005).

(1)	The address of each Trustee is: BAM Advisor Services, LLC, 10 Almaden Blvd., 15th Floor, San Jose, CA 95113.

(2)	Each Trustee serves for the lifetime of the Trust or until he dies, resigns, or is removed.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-844-366-0905. It is also available on the Funds’ website at: http://sa-funds.com.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Officers of the Trust

Position(s)
Held with
Name, Address(1)	Trust and Length of
and Year of Birth	Time Served(2)	Principal Occupation(s) During Past 5 Years
Alexander B. Potts Year of Birth: 1967	President and Chief Executive Officer (since January 2009)	Chairman, Advisor Services, BAM Advisor Services, LLC (since November 2018); President and Chief Executive Officer, LWI Financial Inc., Loring Ward Securities Inc. and Loring Ward Group Inc. (2009 -2018); President and Chief Executive Officer, Loring Ward Holdings Inc. (2008 - 2018); President and Chief Executive Officer, Loring Ward Group Inc. (2009 – 2016); President and Chief Executive Officer, The Wealth Management Alliance LLC (2013-2018).

Michael Clinton Year of Birth: 1966	Chief Financial and Accounting Officer and Treasurer (since March 2009)	President, Advisor Services, BAM Advisor Services, LLC (since November 2018); Chief Financial Officer and Treasurer, LWI Financial Inc. and Loring Ward Securities Inc. (2009 - 2018); Chief Financial Officer and Treasurer, Loring Ward Holdings, Inc. (2009 - 2018); Chief Financial Officer and Treasurer, Chief Operating Officer, Loring Ward Group Inc. (2009 – 2016); Chief Operating Officer, Loring Ward Holdings, Inc. (2009 – 2016); Chief Financial Officer and Treasurer, The Wealth Management Alliance LLC (2013-2018).

Salvatore Papa Year of Birth: 1977	Vice President, Chief Compliance Officer and Anti-Money Laundering Compliance Officer (since January 2019)	General Counsel and Chief Compliance Officer for Buckingham Asset Management, LLC and BAM Adviser Services, LLC (since 2015). Partner and Director for Ascendant Compliance Management, Inc. (2007 – 2015).

Marcy Tsagarakis Year of Birth: 1971	Secretary (since June 2006)	Vice President, Fund Administration, LWI Financial Inc. (2005-2018); Vice President, Fund Administration, BAM Advisor Services, LLC (since November 2018).

(1)	The address of each officer is: BAM Advisor Services, LLC, 10 Almaden Blvd., 15th Floor, San Jose, CA 95113.

(2)	The Trust’s officers are appointed annually by the Board.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Shareholder Meeting Results

A Special Meeting of Shareholders (“Meeting”) of the SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund (each a “Sub-Advised Fund”) and the SA Worldwide Moderate Growth Fund (the “Allocation Fund” and individually with each Sub-Advised Fund, a “Fund” or together with each Sub-Advised Fund, collectively the “Funds”), was held on January 29, 2019 and reconvened on February 14, 2019, April 26, 2019 and May 3, 2019.

The Meeting was held to consider and act on the following proposals (each a “Proposal”): (1) a new proposed Investment Advisory and Administrative Services Agreement between the Trust, on behalf of each Fund, and BAM Advisor Services, LLC (the “Adviser”); and (2) a new proposed Investment Sub-Advisory Agreement among the Trust, on behalf of each Sub-Advised Fund, the Adviser, and Dimensional Fund Advisors LP.

The number of shares outstanding on the record date (February 5, 2019), the number of shares represented at the Meeting, and the details of the voting with respect to each Proposal are given below. With respect to each Proposal, the required number of affirmative votes for approval was received. As discussed in more detail in the Trust’s semi-annual report to shareholders for the period ended December 31, 2018, at an in-person meeting held on November 2, 2018 (the “Meeting”), subject to subsequent approval by shareholders, the Board (consisting solely of Independent Trustees) considered and approved: (1) each new Investment Advisory and Administrative Services Agreement between the Trust, on behalf of each Fund, and the Adviser; and (2) each new Investment Sub-Advisory Agreement among the Trust, on behalf of each Sub-Advised Fund, the Adviser, and Dimensional Fund Advisors LP.

Proposal 1:

	Shares	Shares	Affirmative	Objecting	Abstaining
Fund	Outstanding	Represented	Votes	Votes	Votes
SA U.S. Fixed Income Fund	61,778,220.630	33,715,214.421	31,433,645.852	535,145.897	1,746,422.672
SA Global Fixed Income Fund	77,501,708.673	42,918,229.153	40,178,319.305	562,301.172	2,177,608.676
SA U.S. Core Market Fund	33,254,806.921	17,962,844.222	16,939,542.041	265,543.830	757,758.351
SA U.S. Value Fund	34,895,464.460	18,894,664.029	17,801,617.396	289,382.921	803,663.712
SA U.S. Small Company Fund	16,288,333.851	8,788,540.883	8,271,779.424	137,378.546	379,382.913
SA International Value Fund	63,482,832.990	34,831,468.134	32,894,625.005	416,435.113	1,520,408.016
SA International Small
Company Fund	16,512,165.151	8,533,266.683	8,026,021.617	125,609.648	381,635.418
SA Emerging Markets
Value Fund	21,983,590.273	11,907,963.162	11,318,302.348	148,834.833	440,825.981
SA Real Estate Securities Fund	16,329,693.020	8,743,312.788	8,230,348.079	149,170.681	363,794.028
SA Worldwide Moderate
Growth Fund	3,488,460.560	1,812,375.660	1,705,906.395	30,560.425	75,908.840

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Proposal 2:

	Shares	Shares	Affirmative	Objecting	Abstaining
Fund	Outstanding	Represented	Votes	Votes	Votes
SA U.S. Fixed Income Fund	61,778,220.630	33,715,214.421	31,339,769.065	634,205.721	1,741,239.635
SA Global Fixed Income Fund	77,501,708.673	42,918,229.153	40,037,530.012	681,613.342	2,199,085.799
SA U.S. Core Market Fund	33,254,806.921	17,962,844.222	16,903,472.976	296,398.084	762,973.162
SA U.S. Value Fund	34,895,464.460	18,894,664.029	17,752,167.227	339,296.110	803,200.692
SA U.S. Small Company Fund	16,288,333.851	8,788,540.883	8,253,455.320	155,011.098	380,074.465
SA International Value Fund	63,482,832.990	34,831,468.134	32,796,603.462	509,113.582	1,525,751.090
SA International Small
Company Fund	16,512,165.151	8,533,266.683	8,005,980.077	143,136.652	384,149.954
SA Emerging Markets
Value Fund	21,983,590.273	11,907,963.162	11,305,026.359	165,004.246	437,932.557
SA Real Estate Securities Fund	16,329,693.020	8,743,312.788	8,216,975.880	157,657.340	368,679.570

SA FUNDS

TAX INFORMATION NOTICE (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for the fiscal year ended June 30, 2019:

Foreign Tax Credits – For the fiscal year ended June 30, 2019, the following Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders, all of which represents taxes withheld.

	Foreign	Foreign
	Tax Credit	Source Income
SA International Value Fund	$1,718,591	$23,674,730
SA International Small Company Fund	450,127	4,936,486
SA Emerging Markets Value Fund	687,462	7,403,661
SA Worldwide Moderate Growth Fund	29,263	215,090

Capital Gain Distributions – On December 20, 2018, the following Funds declared long-term capital gain distribution.

SA U.S. Core Market Fund	$37,279,869
SA U.S. Value Fund	41,045,125
SA U.S. Small Company Fund	10,916,503
SA International Small Company Fund	13,788,070
SA Real Estate Securities Fund	1,053,956

On December 27, 2018, the SA Worldwide Moderate Growth Fund declared long-term capital gain distribution of $1,471,653.

Corporate Dividends Received Deduction – The following Funds paid distributions from ordinary income that qualify for the corporate dividends received deduction. The percentage that qualifies is noted below:

SA U.S. Core Market Fund	100%
SA U.S. Value Fund	100%
SA U.S. Small Company Fund	100%
SA Worldwide Moderate Growth Fund	35.01%

Qualified Dividend Income – For the fiscal year ended June 30, 2019 certain dividends paid by one or more of the Funds may be designated as qualified dividend income and subject to a maximum federal income tax rate of 15% for individual shareholders (20% for individuals with taxable income exceeding $425,800 or $479,000 if married filing jointly). Complete information will be reported in conjunction with your 2019 Form 1099-DIV.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Understanding Your Fund’s Expense
Shareholder Expense Example

As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees, fees for administrative services and other Fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The following examples are based on an investment of $1,000 made at the beginning of the period, January 1, 2019 through June 30, 2019. Expenses paid during the period in the table below are equal to the annualized net expense ratio of the Funds’ each class of shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

Actual Expenses

The table below shows the actual account values and actual Fund expenses, based on the actual performance of the Funds’ each class of shares during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) then multiply the result by the number in the first line of the table for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid over the period.

	Actual Expenses
	Investor Class				Select Class
	Beginning	Ending	Annual	Expenses	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period	Value	Value	Ratio	Period
SA U.S. Fixed Income Fund	$1,000	$1,015.50	0.63%	$3.15	$1,000	$1,016.60	0.41%	$2.05
SA Global Fixed Income Fund	1,000	1,025.90	0.74	3.72	1,000	1,027.20	0.52	2.61
SA U.S. Core Market Fund	1,000	1,184.30	0.88	4.77	1,000	1,185.60	0.66	3.58
SA U.S. Value Fund	1,000	1,139.00	0.96	5.09	1,000	1,140.30	0.74	3.93
SA U.S. Small Company Fund	1,000	1,154.10	1.15	6.14	1,000	1,155.40	0.93	4.97
SA International Value Fund	1,000	1,091.60	1.12	5.81	1,000	1,093.00	0.90	4.67
SA International Small
Company Fund	1,000	1,111.40	0.75	3.93	1,000	1,120.20	0.52	2.73
SA Emerging Markets
Value Fund	1,000	1,066.00	1.35	6.92	1,000	1,066.10	1.15	5.89
SA Real Estate Securities Fund	1,000	1,184.90	0.95	5.15	1,000	1,186.60	0.75	4.07

Actual Expenses
	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period
SA Worldwide Moderate Growth Fund	$1,000	$1,106.20	0.00%	$0.00

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on actual expense ratio of the Funds’ each class of shares and an assumed rate of return of 5% per year before expenses, which is not actual return of the Funds’ each class of shares. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Hypothetical Expenses
	Investor Class				Select Class
	Beginning	Ending	Annual	Expenses	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period	Value	Value	Ratio	Period
SA U.S. Fixed Income Fund	$1,000	$1,021.67	0.63%	$3.16	$1,000	$1,022.76	0.41%	$2.06
SA Global Fixed Income Fund	1,000	1,021.12	0.74	3.71	1,000	1,022.22	0.52	2.61
SA U.S. Core Market Fund	1,000	1,020.43	0.88	4.41	1,000	1,021.52	0.66	3.31
SA U.S. Value Fund	1,000	1,020.03	0.96	4.81	1,000	1,021.12	0.74	3.71
SA U.S. Small Company Fund	1,000	1,019.09	1.15	5.76	1,000	1,020.18	0.93	4.66
SA International Value Fund	1,000	1,019.24	1.12	5.61	1,000	1,020.33	0.90	4.51
SA International Small
Company Fund	1,000	1,021.08	0.75	3.76	1,000	1,022.22	0.52	2.61
SA Emerging Markets
Value Fund	1,000	1,018.10	1.35	6.76	1,000	1,019.09	1.15	5.76
SA Real Estate Securities Fund	1,000	1,020.08	0.95	4.76	1,000	1,021.08	0.75	3.76

Hypothetical Expenses
	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period
SA Worldwide Moderate Growth Fund	$1,000	$1,024.79	0.00%	$0.00

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of investing in different funds. In addition, if these transaction costs were included, your costs would have been higher.

Selected Financial Statements of DFA Investment Dimensions Group Inc.

International Small Company Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
P.L.C.	Public Limited Company
SA	Special Assessment
ST	Special Tax

Investment Footnotes
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.
†	See Note B to Financial Statements.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2018
EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/18	10/31/18	Ratio(1)	Period(1)
International Small Company Portfolio(2)
Actual Fund Return	$1,000.00	$869.60	0.52%	$2.45
Hypothetical 5% Annual Return	$1,000.00	$1,022.58	0.52%	$2.65
____________________

[1]	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

[2]	The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FUND OF FUNDS	Affiliated Investment Companies
International Small Company Portfolio	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

 INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2019
(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$4,910,259,656
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	2,875,327,440
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	2,210,404,044
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	1,317,777,915
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company	1,110,593,323
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES (Cost $11,833,584,820)	$12,424,362,378
TOTAL INVESTMENTS — (100.0%) (Cost $11,833,584,820)^	$12,424,362,378
____________________

^	The cost for federal income tax purposes is $11,833,584,820.

As of June 30, 2019, International Small Company Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	345	09/20/19	$50,095,822	$50,787,450	$691,628
Total Futures Contracts			$50,095,822	$50,787,450	$691,628

Summary of the Portfolio’s investments as of June 30, 2019, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$12,424,362,378	—	—	$12,424,362,378
Futures Contracts**	691,628	—	—	691,628
TOTAL	$12,425,054,006	—	—	$12,425,054,006
____________________

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2018

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$4,732,462,404
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	3,208,487,359
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	2,114,123,719
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	1,382,817,849
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company	1,118,718,689
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$12,556,610,020
At October 31, 2018, International Small Company Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position contracts:
S&P 500® Emini Index	710	12/21/18	$102,825,074	$96,244,050	$(6,581,024)
Total futures contracts			$102,825,074	$96,244,050	$(6,581,024)

Summary of the Portfolio’s investments as of October 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$12,556,610,020	—	—	$12,556,610,020
Futures Contracts**	(6,581,024)	—	—	(6,581,024)
TOTAL	$12,550,028,996	—	—	$12,550,028,996
____________________

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2019
(Unaudited)
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$12,424,362
Cash	63,280
Receivables:
Fund Shares Sold	7,756
Futures Margin Variation	692
Prepaid Expenses and Other Assets	107
Total Assets	12,496,197
LIABILITIES:
Payables:
Fund Shares Redeemed	18,160
Due to Advisor	4,015
Accrued Expenses and Other Liabilities	547
Total Liabilities	22,722
NET ASSETS	$12,473,475
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $12,473,475
and shares outstanding of 700,632,543	$17.80
NUMBER OF SHARES AUTHORIZED	3,000,000,000
NET ASSETS CONSIST OF:
Paid-In Capital	$11,629,663
Total Distributable Earnings (Loss)	843,812
NET ASSETS	$12,473,475

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2018
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$12,556,610
Segregated Cash for Futures Contracts	4,860
Cash	92,276
Receivables:
Fund Shares Sold	15,268
Futures Margin Variation	1,126
Prepaid Expenses and Other Assets	79
Total Assets	12,670,219
LIABILITIES:
Payables:
Fund Shares Redeemed	8,833
Due to Advisor	4,469
Accrued Expenses and Other Liabilities	713
Total Liabilities	14,015
NET ASSETS	$12,656,204
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $12,656,204
and shares outstanding of 685,566,284	$18.46
NUMBER OF SHARES AUTHORIZED	3,000,000,000
NET ASSETS CONSIST OF:
Paid-In Capital	$11,430,392
Total Distributable Earnings (Loss)	1,225,812
NET ASSETS	$12,656,204

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO*

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2018
(Amounts in thousands)

Investment Income
Net Investment Income Received from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $29,969)	$337,718
Income from Securities Lending	41,042
Expenses Allocated from Affiliated Investment Companies	(16,192)
Total Investment Income	362,568
Fund Investment Income
Fund Expenses
Investment Management Fees	56,043
Accounting & Transfer Agent Fees	347
Custodian Fees	4
Filing Fees	266
Shareholders’ Reports	473
Directors’/Trustees’ Fees & Expenses	57
Professional Fees	84
Other	95
Total Expenses	57,369
Net Expenses	57,369
Net Investment Income (Loss)	305,199
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	549,889
Futures	17,382
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(2,214,609)
Futures	(9,491)
Net Realized and Unrealized Gain (Loss)	(1,656,829)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,351,630)
____________________

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Underlying Funds (Affiliated Investment Companies).

**	Net of foreign capital gain taxes withheld of $0.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Year	Year
	Ended	Ended
	Oct. 31,	Oct. 31,
	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$305,199	$254,211
Net Realized Gain (Loss) on:
Investment Securities Sold*	—	422,014
Transactions Allocated from Affiliated Investment Company*,**	549,889
Futures	17,382	11,549
Foreign Currency Transactions	—	(1,764)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	2,134,951
Transactions Allocated from Affiliated Investment Company	(2,214,609)	—
Futures	(9,491)	5,699
Translation of Foreign Currency Denominated Amounts	—	864
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,351,630)	2,827,524

Distributions From:^
Institutional Class Shares	(711,038)	(475,617)
Total Distributions	(711,038)	(475,617)

Capital Share Transactions (1):
Shares Issued	2,606,895	2,235,300
Shares Issued in Lieu of Cash Distributions	680,889	456,455
Shares Redeemed	(2,059,202)	(1,940,733)
Net Increase from Capital Share Transactions	1,228,582	751,022
Total Increase (Decrease) in Net Assets	(834,086)	3,102,929

Net Assets
Beginning of Year	13,490,290	10,387,361
End of Year	$12,656,204	$13,490,290

(1) Shares Issued and Redeemed:
Shares Issued	124,547	116,685
Shares Issued in Lieu of Cash Distributions	33,057	25,675
Shares Redeemed	(98,779)	(99,987)
Net Increase (Decrease) from Shares Issued and Redeemed	58,825	42,373
____________________

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively.

**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2017 of $0, $0 and $0, respectively.

^

Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note E in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International Small Company Portfolio
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Year	$21.52	$17.78	$17.78	$18.24	$19.40
Income from Investment Operations
Net Investment Income (Loss)(A)	0.46	0.41	0.43	0.41	0.42
Net Gains (Losses) on Securities
(Realized and Unrealized)	(2.41)	4.13	0.48	0.12	(0.62)
Total from Investment Operations	(1.95)	4.54	0.91	0.53	(0.20)
Less Distributions
Net Investment Income	(0.44)	(0.34)	(0.51)	(0.42)	(0.42)
Net Realized Gains	(0.67)	(0.46)	(0.40)	(0.57)	(0.54)
Total Distributions	(1.11)	(0.80)	(0.91)	(0.99)	(0.96)
Net Asset Value, End of Year	$18.46	$21.52	$17.78	$17.78	$18.24
Total Return	(9.54)%	26.54%	5.43%	3.30%	(1.09)%

Net Assets, End of Year (thousands)	$12,656,204	$13,490,290	$10,387,361	$9,323,492	$8,844,517
Ratio of Expenses to Average
Net Assets*(B)	0.53%	0.53%	0.53%	0.54%	0.53%
Ratio of Expenses to Average Net Assets
(Excluding Fees (Waived), (Expenses
Reimbursed), and/or Previously Waived
Fees Recovered by Advisor)(B)	0.53%	0.53%	0.53%	0.54%	0.53%
Ratio of Net Investment Income to Average
Net Assets	2.18%	2.14%	2.47%	2.30%	2.15%
* The Ratio of Expenses to Average Net
Assets is inclusive of acquired fund fees
and expenses incurred by the Portfolio
indirectly as a result of Portfolio’s
investment in Underlying Funds
as follows	0.12%	0.12%	0.13%	0.12%	0.10%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which one, the International Small Company Portfolio (the “Portfolio”), is included in this report.

International Small Company Portfolio invests in five series (“Underlying Funds”) within The DFA Investment Trust Company (“DFAITC”).

At October 31, 2018, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

		Percentage
		Ownership
Fund of Funds	Underlying Funds	at 10/31/18
International Small Company Portfolio	The Continental Small Company Series	87%
	The Japanese Small Company Series	84%
	The United Kingdom Small Company Series	97%
	The Asia Pacific Small Company Series	80%
	The Canadian Small Company Series	98%

The financial statements of the Portfolio’s Underlying Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

● Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

● Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

Shares held by the International Small Company Portfolio in other investment companies (such as the Underlying Funds) are valued at their respective daily net assets values as reported by their administrator.

The Portfolio’s investments in the Underlying Funds reflect its proportionate interest in the net assets of such corresponding Underlying Fund. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

The Portfolio recognizes its pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from its Underlying Funds within DFAITC, which are treated as partnerships for federal income tax purposes.

The Portfolio may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor and Administrator:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2018, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of average daily net assets.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.45% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2018, the total related amounts paid by the Fund to the CCO were $322 (in thousands). The total related amounts paid the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2018, the total liability for deferred compensation to Directors was $321 and is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities (amounts in thousands).

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2018, primarily attributable to realized gains on securities considered to be “passive foreign investment companies”, non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2017 and October 31, 2018 were as follows (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term	Tax Exempt
	Capital Gain	Capital Gains	Income	Total
International Small Company Portfolio
2017	$224,540	$251,076	—	$475,616
2018	335,310	375,728	—	711,038

At October 31, 2018, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
International Small Company Portfolio	$195,298	$517,618	—	$534,015	$1,246,931

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. Additionally, such losses must be used prior to the losses incurred in the years preceding enactment. As of October 31, 2018, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains.

As of October 31, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
International Small Company Portfolio	$12,016,014	$637,481	(103,466)	$534,015

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest either directly or indirectly (through its investment in a corresponding Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

2. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2018 (amounts in thousands):

Futures
International Small Company Portfolio	$112,778

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2018 (amounts in thousands):

	Liability Derivatives Value
	Total Value at	Equity
	October 31,2018	Contracts*,(1)
International Small Company Portfolio	$(6,581)	$(6,581)

(1)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2018 (amounts in thousands):

	Realized Gain (loss)
	on Derivatives
		Equity
	Total	Contracts(1)
International Small Company Portfolio	$17,382	$17,382

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Equity
	Total	Contracts(2)
International Small Company Portfolio	$(9,491)	$(9,491)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.

(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 3, 2020.

There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2018.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not utilize the interfund lending program during the year ended October 31, 2018.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund’s financial statements.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio’s early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolio’s financial statements.

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolio’s adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolio’s net assets or results of operations.

Comparable prior year information presented in the Statements of Changes in Net Assets has been revised to reflect current disclosure requirements prescribed by these amendments. Amounts originally presented as of October 31, 2018 are as follows (amounts in thousands):

	Distribution from:
	Net	Net	Net
	Investment Income	Short-Term Gains	Long-Term Gains	Total
International Small Company Portfolio -
Institutional Class	$(205,687)	$(18,854)	$(251,076)	$(475,617)

Undistributed Net Investment
Income (Distributions
in Excess of Net Investment Income)
International Small Company Portfolio	$19,361

J. Other:

At October 31, 2018, the following number of shareholders held the following approximate percentages of the stated Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
	Number of	Percentage of
	Shareholders	Outstanding Shares
International Small Company Portfolio – Institutional Class Shares	3	61%

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and
Shareholders of International Small Company Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the fund listed in the table below (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) as of October 31, 2018, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2018, the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

	Statement of	Statement of changes
Fund	operations	in net assets	Financial highlights
International Small Company Portfolio	For the year ended October 31, 2018	For the years ended October 31, 2018 and 2017	For the years ended October 31, 2018, 2017, 2016, 2015 and 2014

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the transfer agent of the investee funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

Selected Financial Statements of The DFA Investment Trust Company

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2018

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/18	10/31/18	Ratio*	Period*
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$871.00	0.12%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$883.60	0.12%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$870.30	0.11%	$0.52
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/18	10/31/18	Ratio*	Period*
The Continental Small Company Series
Actual Fund Return	$1,000.00	$862.00	0.11%	$0.52
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$891.70	0.11%	$0.52
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56
____________________

*	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Communication	Consumer	Consumer			Health		Information
	Services	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology	Materials	Real Estate	Utilities	Total
The Japanese Small
Company Series	3.1%	18.7%	8.0%	0.8%	8.7%	5.4%	28.8%	13.1%	10.5%	1.8%	1.1%	100.0%
The Asia Pacific Small
Company Series	8.7%	18.5%	7.2%	3.6%	11.1%	5.5%	15.2%	6.9%	13.9%	6.9%	2.5%	100.0%
The United Kingdom Small
Company Series	6.6%	20.8%	4.8%	5.0%	16.4%	3.2%	26.4%	5.7%	6.2%	2.7%	2.2%	100.0%
The Continental Small
Company Series	6.5%	9.8%	5.5%	4.5%	11.9%	7.6%	26.4%	9.6%	8.2%	6.6%	3.4%	100.0%
The Canadian Small
Company Series	2.4%	5.9%	5.4%	22.0%	9.4%	1.4%	12.3%	4.8%	25.7%	4.4%	6.3%	100.0%

THE JAPANESE SMALL COMPANY

SERIES SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2019
(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (96.8%)
COMMUNICATION SERVICES — (2.7%)
Other Securities		$94,494,763	2.7%

CONSUMER DISCRETIONARY — (17.7%)
Autobacs Seven Co., Ltd.	555,300	9,174,859	0.3%
# DCM Holdings Co., Ltd.	813,400	8,002,678	0.2%
Fujitsu General, Ltd.	512,500	8,160,988	0.2%
Tomy Co., Ltd.	685,193	7,989,172	0.2%
Other Securities		592,204,162	17.2%
TOTAL CONSUMER DISCRETIONARY		625,531,859	18.1%

CONSUMER STAPLES — (7.0%)
cocokara fine, Inc.	149,160	7,774,571	0.2%
# Milbon Co., Ltd.	168,752	8,189,551	0.2%
Morinaga Milk Industry Co., Ltd.	250,300	9,911,058	0.3%
Other Securities		223,465,223	6.5%
TOTAL CONSUMER STAPLES		249,340,403	7.2%

ENERGY — (0.9%)
Other Securities		31,977,818	0.9%

FINANCIALS — (8.1%)
Fuyo General Lease Co., Ltd.	150,600	8,592,572	0.3%
Hokuhoku Financial Group, Inc.	923,400	9,621,583	0.3%
Jafco Co., Ltd.	241,100	8,857,653	0.3%
# Shiga Bank, Ltd. (The)	338,200	7,868,880	0.2%
Other Securities		250,111,691	7.2%
TOTAL FINANCIALS		285,052,379	8.3%

HEALTH CARE — (4.8%)
Miraca Holdings, Inc.	472,500	10,766,337	0.3%
Other Securities		158,225,723	4.6%
TOTAL HEALTH CARE		168,992,060	4.9%

INDUSTRIALS — (29.5%)
# DMG Mori Co., Ltd.	574,200	9,250,065	0.3%
Duskin Co., Ltd.	346,300	9,124,142	0.3%
Glory, Ltd.	315,755	8,356,386	0.3%
Hazama Ando Corp.	1,528,900	10,234,324	0.3%
Inaba Denki Sangyo Co., Ltd.	201,800	8,483,148	0.3%
Iwatani Corp.	293,300	10,191,005	0.3%
#* Kawasaki Kisen Kaisha, Ltd.	684,200	8,384,202	0.3%
Kumagai Gumi Co., Ltd.	299,100	8,867,431	0.3%
Meitec Corp.	216,400	11,135,512	0.3%
# Mirait Holdings Corp.	586,235	8,699,893	0.3%
Nichias Corp.	480,100	8,653,309	0.3%
Nikkon Holdings Co., Ltd.	385,300	8,859,116	0.3%
Nomura Co., Ltd.	637,600	7,980,482	0.2%
NTN Corp.	2,991,500	8,917,048	0.3%

The Japanese Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
INDUSTRIALS — (Continued)
Outsourcing, Inc.	724,600	$8,840,209	0.3%
Penta-Ocean Construction Co., Ltd.	1,583,500	7,781,904	0.2%
Shinmaywa Industries, Ltd.	707,200	9,010,584	0.3%
SMS Co., Ltd.	455,300	10,701,728	0.3%
Tadano, Ltd.	825,100	8,642,112	0.3%
Ushio, Inc.	799,700	10,333,148	0.3%
Other Securities		859,679,847	24.4%
TOTAL INDUSTRIALS		1,042,125,595	30.2%

INFORMATION TECHNOLOGY — (13.5%)
Amano Corp.	297,600	8,236,105	0.2%
Digital Arts, Inc.	88,000	7,784,776	0.2%
Infomart Corp.	593,100	9,295,779	0.3%
Iriso Electronics Co., Ltd.	154,500	7,803,265	0.2%
NSD Co., Ltd.	293,480	8,496,894	0.3%
Oki Electric Industry Co., Ltd.	694,400	8,673,892	0.3%
Systena Corp.	564,200	9,264,227	0.3%
Tokyo Seimitsu Co., Ltd.	315,100	8,110,715	0.2%
Topcon Corp.	862,100	10,829,862	0.3%
# Ulvac, Inc.	361,900	11,531,230	0.3%
Other Securities		388,159,461	11.2%
TOTAL INFORMATION TECHNOLOGY		478,186,206	13.8%

MATERIALS — (9.8%)
ADEKA Corp.	665,700	9,862,089	0.3%
Kureha Corp.	141,650	9,689,636	0.3%
Mitsui Mining & Smelting Co., Ltd.	484,900	11,655,829	0.3%
Nippon Light Metal Holdings Co., Ltd.	4,755,800	10,309,901	0.3%
Sumitomo Osaka Cement Co., Ltd.	234,999	9,356,358	0.3%
Toagosei Co., Ltd.	871,100	9,177,347	0.3%
Tokuyama Corp.	398,898	10,819,997	0.3%
Toyobo Co., Ltd.	715,200	8,565,127	0.3%
Other Securities		267,837,034	7.7%
TOTAL MATERIALS		347,273,318	10.1%

REAL ESTATE — (1.7%)
Other Securities		61,380,183	1.8%

UTILITIES — (1.1%)
Other Securities		39,715,080	1.1%
TOTAL COMMON STOCKS		3,424,069,664	99.1%

		Value†
SECURITIES LENDING COLLATERAL — (3.2%)
@§ The DFA Short Term Investment Fund	9,776,192	113,130,099	3.3%
TOTAL INVESTMENTS—(100.0%)
(Cost $3,333,550,529)^		$3,537,199,763	102.4%
____________________

^	The cost for federal income tax purposes is $3,333,550,529

The Japanese Small Company Series
continued

Summary of the Series’ investments as of June 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$94,494,763	—	$94,494,763
Consumer Discretionary	$2,764,165	622,767,694	—	625,531,859
Consumer Staples	—	249,340,403	—	249,340,403
Energy	—	31,977,818	—	31,977,818
Financials	—	285,052,379	—	285,052,379
Health Care	—	168,992,060	—	168,992,060
Industrials	—	1,042,125,595	—	1,042,125,595
Information Technology	—	478,186,206	—	478,186,206
Materials	—	347,273,318	—	347,273,318
Real Estate	—	61,380,183	—	61,380,183
Utilities	—	39,715,080	—	39,715,080
Securities Lending Collateral	—	113,130,099	—	113,130,099
TOTAL	$2,764,165	$3,534,435,598	—	$3,537,199,763

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2019
(Unaudited)

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (95.3%)
AUSTRALIA — (52.7%)
	ALS, Ltd.	2,222,296	$11,480,476	0.7%
	Altium, Ltd.	661,169	15,960,114	1.0%
	Ansell, Ltd.	896,729	16,931,997	1.0%
	Appen, Ltd.	715,559	14,135,388	0.9%
	Bank of Queensland, Ltd.	1,134,493	7,596,803	0.5%
	Breville Group, Ltd.	834,341	9,595,255	0.6%
	carsales.com, Ltd.	1,744,892	16,607,699	1.0%
	Cleanaway Waste Management, Ltd.	10,062,156	16,491,481	1.0%
#	Corporate Travel Management, Ltd.	548,400	8,679,071	0.5%
#	Credit Corp. Group, Ltd.	553,754	10,326,304	0.6%
#	CSR, Ltd.	3,957,955	10,887,386	0.7%
	DuluxGroup, Ltd.	2,924,888	19,143,764	1.2%
	GrainCorp, Ltd., Class A	1,833,496	10,278,440	0.6%
	Iluka Resources, Ltd.	1,013,797	7,697,378	0.5%
	Independence Group NL	3,606,613	12,000,253	0.7%
#	InvoCare, Ltd.	984,745	11,057,912	0.7%
#	IOOF Holdings, Ltd.	2,296,344	8,352,134	0.5%
	IRESS, Ltd.	1,095,248	10,729,869	0.7
#	JB Hi-Fi, Ltd.	861,985	15,656,359	1.0%
#*	Lynas Corp., Ltd.	4,538,007	8,206,803	0.5%
#	Metcash, Ltd.	7,553,452	13,661,651	0.8%
	Mineral Resources, Ltd.	1,210,928	12,787,202	0.8%
	Monadelphous Group, Ltd.	726,646	9,596,995	0.6%
	nib holdings, Ltd.	3,390,280	18,281,897	1.1%
	Nine Entertainment Co. Holdings, Ltd.	11,957,501	15,796,477	1.0%
	Orora, Ltd.	6,055,609	13,793,707	0.8%
	OZ Minerals, Ltd.	2,477,965	17,540,437	1.1%
	Pendal Group, Ltd.	1,938,181	9,747,947	0.6%
#	Perpetual, Ltd.	353,370	10,498,830	0.6%
	Premier Investments, Ltd.	829,371	8,843,570	0.5%
	Regis Resources, Ltd.	3,442,546	12,783,089	0.8%
*	Saracen Mineral Holdings, Ltd.	5,547,363	14,361,092	0.9%
#	Sims Metal Management, Ltd.	1,382,214	10,571,822	0.6%
	Spark Infrastructure Group	9,579,326	16,349,550	1.0%
#	St Barbara, Ltd.	5,006,626	10,340,011	0.6%
	Steadfast Group, Ltd.	5,738,685	14,156,539	0.9%
	Technology One, Ltd.	1,891,632	10,489,559	0.6%
*	Vocus Group, Ltd.	4,033,290	9,267,792	0.6%
	Webjet, Ltd.	923,449	8,821,450	0.5%
	Other Securities		425,759,149	25.7%
TOTAL AUSTRALIA			905,263,652	55.0%

BERMUDA — (0.0%)
	Other Security		49,218	0.0%

The Asia Pacific Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
CANADA — (0.0%)
Other Security		334,675	0.0%

CHINA — (0.1%)
Other Securities		2,015,733	0.1%

HONG KONG — (25.7%)
Cafe de Coral Holdings, Ltd.	3,276,000	$9,746,523	0.6%
Dah Sing Financial Holdings, Ltd.	1,713,344	8,005,811	0.5%
HKBN, Ltd.	6,108,000	11,013,469	0.7%
IGG, Inc.	12,055,000	13,482,398	0.8%
# Luk Fook Holdings International, Ltd.	3,912,000	12,252,749	0.8%
VTech Holdings, Ltd.	1,333,700	11,953,818	0.7%
Other Securities		375,527,401	22.8%
TOTAL HONG KONG		441,982,169	26.9%

NEW ZEALAND — (6.4%)
Chorus, Ltd.	2,989,099	11,453,959	0.7%
Infratil, Ltd.	4,778,499	14,934,157	0.9%
Mainfreight, Ltd.	432,266	11,829,579	0.7%
SKYCITY Entertainment Group, Ltd.	4,786,590	12,194,483	0.7%
Other Securities		59,671,784	3.7%
TOTAL NEW ZEALAND		110,083,962	6.7%

SINGAPORE — (10.4%)
# Singapore Post, Ltd.	11,873,200	8,340,348	0.5%
Other Securities		169,214,302	10.3%
TOTAL SINGAPORE		177,554,650	10.8%
TOTAL COMMON STOCKS		1,637,284,059	99.5%

RIGHTS/WARRANTS — (0.0%)
Other Securities		5,230	0.0%
TOTAL INVESTMENT SECURITIES		1,637,289,289

		Value†
SECURITIES LENDING COLLATERAL — (4.7%)
@§ The DFA Short Term Investment Fund	6,918,270	80,058,224	4.9%
TOTAL INVESTMENTS—(100.0%)
(Cost $1,763,062,307)^		$1,717,347,513	104.4%
____________________

^	The cost for federal income tax purposes is $1,763,062,307.

The Asia Pacific Small Company Series
continued

Summary of the Series’ investments as of June 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$905,263,652	—	$905,263,652
Bermuda	$49,218	—	—	49,218
Canada	334,675	—	—	334,675
China	—	2,015,733	—	2,015,733
Hong Kong	506,770	441,475,399	—	441,982,169
New Zealand	—	110,083,962	—	110,083,962
Singapore	14,514	177,540,136	—	177,554,650
Rights/Warrants
Singapore	—	5,230	—	5,230
Securities Lending Collateral	—	80,058,224	—	80,058,224
TOTAL	$905,177	$1,716,442,336	—	$1,717,347,513

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2019
(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (98.2%)
COMMUNICATION SERVICES — (5.9%)
Auto Trader Group P.L.C.	4,756,015	$33,124,540	1.4%
Inmarsat P.L.C.	2,400,987	16,630,511	0.7%
Other Securities		87,418,197	3.9%
TOTAL COMMUNICATION SERVICES		137,173,248	6.0%

CONSUMER DISCRETIONARY — (21.6%)
B&M European Value Retail SA	5,636,407	23,873,478	1.0%
Bellway P.L.C.	860,052	30,419,094	1.3%
Bovis Homes Group P.L.C.	1,262,993	16,604,292	0.7%
Greene King P.L.C.	2,728,082	21,397,663	0.9%
Greggs P.L.C.	734,900	21,419,776	0.9%
GVC Holdings P.L.C.	1,923,973	15,948,611	0.7%
Inchcape P.L.C.	2,863,449	22,439,863	1.0%
JD Sports Fashion P.L.C.	2,029,276	15,117,800	0.7%
Merlin Entertainments P.L.C.	4,495,638	25,697,746	1.1%
Moneysupermarket.com Group P.L.C.	3,912,801	20,497,403	0.9%
SSP Group P.L.C.	2,923,878	25,483,187	1.1%
WH Smith P.L.C.	718,011	17,985,204	0.8%
Other Securities		241,236,642	10.7%
TOTAL CONSUMER DISCRETIONARY		498,120,759	21.8%

CONSUMER STAPLES — (5.1%)
Britvic P.L.C.	1,760,993	19,868,435	0.9%
Fevertree Drinks P.L.C.	595,409	17,526,221	0.8%
Tate & Lyle P.L.C.	3,470,820	32,537,208	1.4%
Other Securities		48,229,015	2.1%
TOTAL CONSUMER STAPLES		118,160,879	5.2%

ENERGY — (4.0%)
John Wood Group P.L.C.	3,091,313	17,799,688	0.8%
Tullow Oil P.L.C.	9,672,607	25,875,645	1.1%
Other Securities		49,401,511	2.2%
TOTAL ENERGY		93,076,844	4.1%

FINANCIALS — (13.7%)
Beazley P.L.C.	2,965,469	20,786,246	0.9%
Close Brothers Group P.L.C.	1,033,400	18,547,218	0.8%
CYBG P.L.C.	6,289,843	15,359,146	0.7%
Hiscox, Ltd.	763,128	16,395,920	0.7%
IG Group Holdings P.L.C.	2,463,141	18,260,610	0.8%
Intermediate Capital Group P.L.C.	1,866,605	32,741,361	1.4%
Man Group PLC	10,998,653	21,746,362	1.0%
Phoenix Group Holdings P.L.C.	1,932,604	17,428,839	0.8%
Quilter P.L.C.	9,325,244	16,611,064	0.7%
Other Securities		137,579,663	6.0%
TOTAL FINANCIALS		315,456,429	13.8%

HEALTH CARE — (3.5%)
* BTG P.L.C.	2,027,017	21,510,825	0.9%
Other Securities		59,757,938	2.7%
TOTAL HEALTH CARE		81,268,763	3.6%

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
INDUSTRIALS — (26.6%)
Aggreko P.L.C.	1,617,035	$16,234,160	0.7%
# Babcock International Group P.L.C.	2,995,017	17,434,559	0.8%
BBA Aviation P.L.C.	7,186,917	25,766,418	1.1%
* Cobham P.L.C.	16,450,293	22,264,917	1.0%
G4S P.L.C.	9,613,280	25,433,214	1.1%
Grafton Group P.L.C.	1,602,051	16,382,008	0.7%
Hays P.L.C.	9,878,691	19,736,569	0.9%
HomeServe P.L.C.	1,833,638	27,631,132	1.2%
Howden Joinery Group P.L.C.	4,476,142	28,807,280	1.3%
IMI P.L.C.	1,817,981	23,985,559	1.1%
IWG P.L.C.	4,181,508	18,069,156	0.8%
Meggitt P.L.C.	3,095,744	20,625,102	0.9%
Pagegroup P.L.C.	2,346,683	15,274,672	0.7%
Rotork P.L.C.	5,721,728	23,002,468	1.0%
Travis Perkins P.L.C.	1,668,861	26,991,502	1.2%
Other Securities		287,690,928	12.5%
TOTAL INDUSTRIALS		615,329,644	27.0%

INFORMATION TECHNOLOGY — (6.2%)
Electrocomponents P.L.C.	3,231,445	25,960,585	1.1%
Spectris P.L.C.	793,339	28,978,317	1.3%
Other Securities		87,305,065	3.8%
TOTAL INFORMATION TECHNOLO-GY		142,243,967	6.2%

MATERIALS — (6.7%)
RPC Group P.L.C.	2,589,442	26,059,983	1.1%
Victrex P.L.C.	625,988	17,201,634	0.8%
Other Securities		110,856,127	4.9%
TOTAL MATERIALS		154,117,744	6.8%

REAL ESTATE — (3.0%)
St. Modwen Properties P.L.C.	2,832,022	15,752,950	0.7%
Other Securities		52,964,633	2.3%
TOTAL REAL ESTATE		68,717,583	3.0%

UTILITIES — (1.9%)
Pennon Group P.L.C.	2,915,542	27,498,799	1.2%
Other Securities		16,806,465	0.7%
TOTAL UTILITIES		44,305,264	1.9%

TOTAL COMMON STOCKS		2,267,971,124	99.4%

		Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	3,648,398	42,219,267	1.9%
TOTAL INVESTMENTS—(100.0%)
(Cost $2,275,761,282)^		$2,310,190,391	101.3%
____________________

^	The cost for federal income tax purposes is $2,275,761,282.

The United Kingdom Small Company Series
continued

Summary of the Series’ investments as of June 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$137,173,248	—	$137,173,248
Consumer Discretionary	—	498,120,759	—	498,120,759
Consumer Staples	—	118,160,879	—	118,160,879
Energy	—	93,076,844	—	93,076,844
Financials	—	315,456,429	—	315,456,429
Health Care	—	81,268,763	—	81,268,763
Industrials	—	615,329,644	—	615,329,644
Information Technology	—	142,243,967	—	142,243,967
Materials	—	154,117,744	—	154,117,744
Real Estate	—	68,717,583	—	68,717,583
Utilities	—	44,305,264	—	44,305,264
Securities Lending Collateral	—	42,219,267	—	42,219,267
TOTAL	—	$2,310,190,391	—	$2,310,190,391

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2019
(UNAUDITED)

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (89.7%)
AUSTRIA — (3.0%)
	Other Securities		$182,855,959	3.3%

BELGIUM — (4.0%)
	Ackermans & van Haaren NV	174,099	26,143,444	0.5%
*	Argenx SE	195,734	27,660,314	0.5%
*	Galapagos NV	220,186	28,437,771	0.5%
	Other Securities		165,282,981	2.9%
TOTAL BELGIUM			247,524,510	4.4%

DENMARK — (4.4%)
	Royal Unibrew A.S.	364,385	26,638,609	0.5%
	SimCorp A.S.	282,936	27,388,773	0.5%
	Topdanmark A.S.	475,380	26,828,864	0.5%
	Other Securities		193,196,564	3.4%
TOTAL DENMARK			274,052,810	4.9%

FINLAND — (5.6%)
#	Huhtamaki Oyj	768,251	31,595,732	0.6%
	Kesko Oyj, Class B	423,211	23,525,712	0.4%
	Metso Oyj	667,333	26,263,685	0.5%
	Nokian Renkaat Oyj	883,124	27,580,280	0.5%
#	Orion Oyj, Class B	748,676	27,454,603	0.5%
#	Valmet Oyj	956,184	23,854,227	0.4%
	Other Securities		182,812,822	3.2%
TOTAL FINLAND			343,087,061	6.1%

FRANCE — (10.9%)
#	Alten SA	191,025	22,902,336	0.4%
#	Altran Technologies SA	1,693,540	26,876,093	0.5%
	Edenred	495,274	25,241,394	0.5%
	Euronext NV	373,020	28,222,360	0.5%
	Eutelsat Communications SA	1,279,751	23,900,748	0.4%
#	Ingenico Group SA	424,498	37,568,631	0.7%
	Lagardere SCA	778,374	20,278,880	0.4%
#	Rexel SA	2,320,855	29,457,124	0.5%
#	Rubis SCA	610,442	34,370,613	0.6%
	Other Securities		424,596,687	7.5%
TOTAL FRANCE			673,414,866	12.0%

GERMANY — (15.6%)
	Bechtle AG	225,300	25,928,824	0.5%
	CTS Eventim AG & Co. KGaA	442,453	20,572,556	0.4%
*	Dialog Semiconductor P.L.C.	621,432	25,006,024	0.5%
	GEA Group AG	729,248	20,696,495	0.4%
	Hugo Boss AG	488,688	32,569,011	0.6%
#	K+S AG	1,567,865	29,170,811	0.5%
	Lanxess AG	620,363	36,843,046	0.7%

The Continental Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
GERMANY — (Continued)
Nemetschek SE	378,735	$22,816,083	0.4%
Rheinmetall AG	339,164	41,568,274	0.7%
TAG Immobilien AG	1,024,715	23,669,028	0.4%
TLG Immobilien AG	722,981	21,164,824	0.4%
Other Securities		658,815,633	11.6%
TOTAL GERMANY		958,820,609	17.1%

IRELAND — (0.5%)
Other Securities		31,758,110	0.6%

ISRAEL — (2.8%)
Other Securities		175,496,247	3.1%

ITALY — (9.4%)
#* Banco BPM SpA	12,626,497	25,716,371	0.5%
# Hera SpA	6,455,969	24,694,215	0.5%
Italgas SpA	3,818,401	25,663,204	0.5%
* Saipem SpA	5,057,693	25,239,730	0.5%
# Unione di Banche Italiane SpA	7,724,232	21,089,051	0.4%
Other Securities		458,881,117	8.0%
TOTAL ITALY		581,283,688	10.4%

NETHERLANDS — (6.1%)
Aalberts NV	728,381	28,590,585	0.5%
ASM International NV	330,867	21,474,103	0.4%
IMCD NV	357,303	32,775,767	0.6%
SBM Offshore NV	1,376,758	26,577,630	0.5%
Signify NV	712,323	21,017,218	0.4%
* Takeaway.com NV	233,901	21,883,399	0.4%
Other Securities		223,790,219	3.9%
TOTAL NETHERLANDS		376,108,921	6.7%

NORWAY — (2.3%)
Other Securities		141,910,624	2.5%

PORTUGAL — (1.1%)
Other Securities		68,403,206	1.2%

SPAIN — (5.3%)
Acciona SA	190,411	20,435,365	0.4%
# Cellnex Telecom SA	981,389	36,304,983	0.7%
Other Securities		267,839,467	4.7%
TOTAL SPAIN		324,579,815	5.8%

The Continental Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
SWEDEN — (7.5%)
Other Securities		459,618,467	8.2%

SWITZERLAND — (11.2%)
Cembra Money Bank AG	214,769	$20,725,558	0.4%
Georg Fischer AG	30,788	29,451,897	0.5%
Helvetia Holding AG	209,024	26,238,704	0.5%
PSP Swiss Property AG	325,433	38,033,386	0.7%
# VAT Group AG	199,273	24,580,028	0.4%
Other Securities		551,905,445	9.9%
TOTAL SWITZERLAND		690,935,018	12.4%

UNITED KINGDOM — (0.0%)
Other Security		2,457,138	0.1%
TOTAL COMMON STOCKS		5,532,307,049	98.8%

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Other Securities		33,277,556	0.6%

RIGHTS/WARRANTS — (0.0%)
Other Securities		186,055	0.0%
TOTAL INVESTMENT SECURITIES		5,565,770,660

		Value†
SECURITIES LENDING COLLATERAL — (9.7%)
@§ The DFA Short Term Investment Fund	51,886,363	600,428,997	10.7%
TOTAL INVESTMENTS—(100.0%)
(Cost $5,569,829,880)^		$6,166,199,657	110.1%
____________________

^	The cost for federal income tax purposes is $5,569,829,880.

The Continental Small Company Series
continued

Summary of the Series’ investments as of June 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$182,855,959	—	$182,855,959
Belgium	$ 6,077,379	241,447,131	—	247,524,510
Denmark	—	274,052,810	—	274,052,810
Finland	—	343,087,061	—	343,087,061
France	—	673,414,866	—	673,414,866
Germany	—	958,820,609	—	958,820,609
Ireland	—	31,758,110	—	31,758,110
Israel	791,346	174,704,901	—	175,496,247
Italy	—	581,283,688	—	581,283,688
Netherlands	1,414,636	374,694,285	—	376,108,921
Norway	—	141,910,624	—	141,910,624
Portugal	—	68,403,206	—	68,403,206
Spain	—	324,579,815	—	324,579,815
Sweden	672,770	458,945,697	—	459,618,467
Switzerland	15,874,874	675,060,144	—	690,935,018
United Kingdom	—	2,457,138	—	2,457,138
Preferred Stocks
Germany	—	33,277,556	—	33,277,556
Rights/Warrants
Spain	—	186,055	—	186,055
Securities Lending Collateral	—	600,428,997	—	600,428,997
TOTAL	$ 24,831,005	$6,141,368,652	—	$6,166,199,657

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2019
(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (84.7%)
COMMUNICATION SERVICES — (1.9%)
Other Securities		$25,256,752	2.2%

CONSUMER DISCRETIONARY — (5.1%)
* Great Canadian Gaming Corp.	418,284	14,181,826	1.2%
Linamar Corp.	322,683	12,044,401	1.1%
Other Securities		42,517,001	3.7%
TOTAL CONSUMER DISCRETIONARY		68,743,228	6.0%

CONSUMER STAPLES — (4.1%)
Cott Corp.	909,370	12,138,359	1.1%
# North West Co., Inc. (The)	349,536	7,978,031	0.7%
# Premium Brands Holdings Corp.	182,119	12,448,147	1.1%
Other Securities		22,685,293	2.0%
TOTAL CONSUMER STAPLES		55,249,830	4.9%

ENERGY — (14.0%)
Enerflex, Ltd.	661,336	8,610,423	0.8%
# Enerplus Corp.	1,624,918	12,222,093	1.1%
# Gibson Energy, Inc.	852,446	15,199,583	1.3%
* Parex Resources, Inc.	1,044,698	16,760,800	1.5%
Whitecap Resources, Inc.	2,833,976	9,197,356	0.8%
Other Securities		125,900,688	11.0%
TOTAL ENERGY		187,890,943	16.5%

FINANCIALS — (8.5%)
# Canadian Western Bank	643,831	14,685,374	1.3%
ECN Capital Corp.	2,446,608	7,884,148	0.7%
Element Fleet Management Corp.	2,883,697	21,051,616	1.8%
# Genworth MI Canada, Inc.	297,480	9,413,593	0.8%
* Home Capital Group, Inc.	541,770	8,021,779	0.7%
# Laurentian Bank of Canada	326,390	11,210,738	1.0%
Other Securities		41,846,053	3.7%
TOTAL FINANCIALS		114,113,301	10.0%

HEALTH CARE — (1.6%)
Other Securities		20,768,846	1.8%

INDUSTRIALS — (9.7%)
* ATS Automation Tooling Systems, Inc.	552,999	8,994,600	0.8%
Morneau Shepell, Inc.	345,111	7,792,701	0.7%
# NFI Group, Inc.	330,420	9,310,449	0.8%
Stantec, Inc.	602,233	14,453,960	1.3%
TFI International, Inc.	556,989	16,855,770	1.5%
Other Securities		72,806,056	6.3%
TOTAL INDUSTRIALS		130,213,536	11.4%

The Canadian Small Company Series
CONTINUED

				Percentage
		Shares	Value»	of Net Assets‡
INFORMATION TECHNOLOGY — (3.3%)
*	Descartes Systems Group, Inc. (The)	356,870	13,203,277	1.2%
*	Kinaxis, Inc.	141,074	8,798,071	0.8%
	Other Securities		21,770,023	1.8%
TOTAL INFORMATION TECHNOLOGY			43,771,371	3.8%

MATERIALS — (26.1%)
	Alamos Gold, Inc., Class A	2,957,288	17,840,152	1.6%
*	B2Gold Corp.	6,155,419	18,707,623	1.6%
*	Centerra Gold, Inc.	1,682,253	11,844,049	1.0%
*	Detour Gold Corp.	1,259,316	15,886,297	1.4%
#*	Endeavour Mining Corp.	502,056	8,185,169	0.7%
#*	First Majestic Silver Corp.	1,147,531	9,060,726	0.8%
	Hudbay Minerals, Inc.	1,922,188	10,406,867	0.9%
#*	IAMGOLD Corp.	3,346,046	11,319,143	1.0%
#*	Ivanhoe Mines, Ltd., Class A	3,744,528	11,895,106	1.0%
#	Labrador Iron Ore Royalty Corp.	387,856	10,372,049	0.9%
	OceanaGold Corp.	4,416,629	12,074,019	1.1%
	Osisko Gold Royalties, Ltd.	956,253	9,967,439	0.9%
	Pan American Silver Corp.	1,525,893	19,726,904	1.7%
*	Pretium Resources, Inc.	794,788	7,944,542	0.7%
*	SEMAFO, Inc.	2,376,290	9,363,259	0.8%
*	SSR Mining, Inc.	859,605	11,762,912	1.0%
#	Stella-Jones, Inc.	307,602	11,100,966	1.0%
	Yamana Gold, Inc.	6,883,874	17,452,149	1.5%
	Other Securities		125,231,394	11.1%
TOTAL MATERIALS			350,140,765	30.7%

REAL ESTATE — (4.0%)
	Colliers International Group, Inc.	224,919	16,081,223	1.4%
	FirstService Corp.	154,969	14,910,537	1.3%
	Tricon Capital Group, Inc.	1,029,132	7,858,669	0.7%
	Other Securities		15,166,468	1.3%
TOTAL REAL ESTATE			54,016,897	4.7%

UTILITIES — (6.4%)
	Capital Power Corp.	724,420	16,678,449	1.5%
#	Innergex Renewable Energy, Inc.	740,781	7,885,523	0.7%
#	Northland Power, Inc.	513,208	9,993,359	0.9%
#	Superior Plus Corp.	1,170,310	11,939,477	1.1%
	TransAlta Corp.	2,047,057	13,318,259	1.2%
#	TransAlta Renewables, Inc.	779,039	8,239,235	0.7%
	Other Securities		17,058,946	1.4%
TOTAL UTILITIES			85,113,248	7.5%
TOTAL COMMON STOCKS			$1,135,278,717	$99.5%

The Canadian Small Company Series
CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
Other Securities		361,922	0.1%

TOTAL INVESTMENT SECURITIES		1,135,640,639

		Value†
SECURITIES LENDING COLLATERAL — (15.3%)
@§ The DFA Short Term Investment Fund	17,686,290	204,665,747	17.9%
TOTAL INVESTMENTS—(100.0%)
(Cost $1,555,410,464)^		$1,340,306,386	117.5%
____________________

^	The cost for federal income tax purposes is $1,555,410,464.

The Canadian Small Company Series
CONTINUED

Summary of the Series’ investments as of June 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$25,256,752	—	—	$25,256,752
Consumer Discretionary	68,736,312	$6,916	—	68,743,228
Consumer Staples	55,249,830	—	—	55,249,830
Energy	187,316,200	574,743	—	187,890,943
Financials	114,113,301	—	—	114,113,301
Health Care	20,768,846	—	—	20,768,846
Industrials	130,213,536	—	—	130,213,536
Information Technology	43,771,371	—	—	43,771,371
Materials	350,140,030	735	—	350,140,765
Real Estate	54,016,897	—	—	54,016,897
Utilities	85,113,248	—	—	85,113,248
Rights/Warrants
Energy	—	228	—	228
Materials	—	361,694	—	361,694
Securities Lending Collateral	—	204,665,747	—	204,665,747
TOTAL	$1,134,696,323	$205,610,063	—	$1,340,306,386

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2018

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (94.6%)
Communication Services — (2.9%)
Other Securities		$116,578,489	3.0%

Consumer Discretionary — (17.7%)
Aoyama Trading Co., Ltd.	324,200	9,808,171	0.3%
Autobacs Seven Co., Ltd.	530,000	8,529,901	0.2%
# Colowide Co., Ltd.	350,600	8,536,631	0.2%
Wacoal Holdings Corp.	364,700	10,055,102	0.3%
Other Securities		676,136,370	17.6%
Total Consumer Discretionary		713,066,175	18.6%

Consumer Staples — (7.6%)
Maruha Nichiro Corp.	274,907	9,952,175	0.3%
Megmilk Snow Brand Co., Ltd.	358,200	8,379,194	0.2%
Nippon Suisan Kaisha, Ltd.	2,140,300	13,671,543	0.4%
Sapporo Holdings, Ltd.	472,400	8,763,286	0.2%
Other Securities		262,996,152	6.8%
Total Consumer Staples		303,762,350	7.9%

Energy — (0.8%)
Other Securities		29,926,156	0.8%

Financials — (8.2%)
77 Bank, Ltd. (The)	496,152	10,248,303	0.3%
Daishi Hokuetsu Financial Group, Inc.	280,800	10,103,674	0.3%
Hokuhoku Financial Group, Inc.	837,000	10,369,291	0.3%
Jafco Co., Ltd.	233,300	8,989,108	0.2%
Other Securities		291,759,588	7.6%
Total Financials		331,469,964	8.7%

Health Care — (5.1%)
Mani, Inc.	182,700	8,395,754	0.2%
Miraca Holdings, Inc.	413,600	10,068,684	0.3%
Nipro Corp.	667,500	8,500,090	0.2%
Ship Healthcare Holdings, Inc.	292,000	10,557,506	0.3%
# Toho Holdings Co., Ltd.	367,200	9,619,560	0.3%
Other Securities		157,559,266	4.0%
Total Health Care		204,700,860	5.3%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value»	of Net Assets‡
Industrials — (27.2%)
	GS Yuasa Corp.	417,599	$8,572,136	0.2%
	Hanwa Co., Ltd.	255,300	8,360,820	0.2%
	Hazama Ando Corp.	1,328,800	9,175,851	0.2%
#	Iwatani Corp.	264,600	9,346,753	0.3%
#*	Kawasaki Kisen Kaisha, Ltd.	640,100	8,529,652	0.2%
	Kokuyo Co., Ltd.	558,125	8,810,923	0.2%
	Maeda Road Construction Co., Ltd.	460,200	8,382,048	0.2%
*	Mitsui E&S Holdings Co., Ltd.	563,200	9,457,332	0.3%
	Nichias Corp.	440,500	9,598,574	0.3%
	Nikkon Holdings Co., Ltd.	436,100	10,538,138	0.3%
	Nishimatsu Construction Co., Ltd.	392,400	9,147,000	0.2%
#	Nishi-Nippon Railroad Co., Ltd.	407,700	10,087,015	0.3%
	Nisshinbo Holdings, Inc.	1,109,780	12,217,161	0.3%
	OKUMA Corp.	178,900	8,932,577	0.2%
	OSG Corp.	421,100	8,689,012	0.2%
	Penta-Ocean Construction Co., Ltd.	2,073,400	12,404,450	0.3%
	SMS Co., Ltd.	490,700	8,230,204	0.2%
#	Trusco Nakayama Corp.	335,300	8,460,218	0.2%
	Ushio, Inc.	787,200	9,497,959	0.3%
	Other Securities		916,424,147	24.0%
Total Industrials			1,094,861,970	28.6%

Information Technology — (12.4%)
	Amano Corp.	438,200	9,317,651	0.3%
	Ibiden Co., Ltd.	810,078	10,002,971	0.3%
	NET One Systems Co., Ltd.	545,000	11,410,271	0.3%
	Oki Electric Industry Co., Ltd.	627,500	8,588,853	0.2%
	Topcon Corp.	773,000	11,231,567	0.3%
	Ulvac, Inc.	284,500	9,265,412	0.3%
	Other Securities		437,303,933	11.3%
Total Information Technology			497,120,658	13.0%

Materials — (9.9%)
	ADEKA Corp.	624,400	9,250,940	0.2%
	Dowa Holdings Co., Ltd.	373,500	10,870,056	0.3%
	Mitsui Mining & Smelting Co., Ltd.	433,400	12,279,380	0.3%
	Nippon Light Metal Holdings Co., Ltd.	4,216,200	8,890,260	0.2%
#	Nippon Paper Industries Co., Ltd.	587,400	10,642,418	0.3%
#	Sumitomo Osaka Cement Co., Ltd.	275,499	10,235,593	0.3%
	Toyobo Co., Ltd.	633,400	9,002,787	0.2%
	Other Securities		328,680,752	8.6%
Total Materials			399,852,186	10.4%

The Japanese Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
Real Estate — (1.7%)
Other Securities		$68,635,236	1.8%

Utilities — (1.1%)
* Hokuriku Electric Power Co.	935,100	8,711,001	0.2%
Other Securities		33,988,686	0.9%

Total Utilities		42,699,687	1.1%

TOTAL COMMON STOCKS		3,802,673,731	99.2%

RIGHTS/WARRANTS — (0.0%)
Other Security		75,349	0.0%

TOTAL INVESTMENT SECURITIES		3,802,749,080

SECURITIES LENDING COLLATERAL — (5.4%)
@§ DFA Short Term Investment Fund	18,866,285	218,282,913	5.7%
TOTAL INVESTMENTS—(100.0%)
(Cost $3,609,227,762)		$4,021,031,993	104.9%

The Japanese Small Company Series
continued

Summary of the Series’ investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$116,578,489	—	$116,578,489
Consumer Discretionary	$6,321,241	706,744,934	—	713,066,175
Consumer Staples	—	303,762,350	—	303,762,350
Energy	—	29,926,156	—	29,926,156
Financials	10,103,674	321,366,290	—	331,469,964
Health Care	—	204,700,860	—	204,700,860
Industrials	—	1,094,861,970	—	1,094,861,970
Information Technology	486,572	496,634,086	—	497,120,658
Materials	507,983	399,344,203	—	399,852,186
Real Estate	—	68,635,236	—	68,635,236
Utilities	—	42,699,687	—	42,699,687
Rights/Warrants
Financials	—	75,349	—	75,349
Securities Lending Collateral	—	218,282,913	—	218,282,913
TOTAL	$17,419,470	$4,003,612,523	—	$4,021,031,993

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2018

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (94.4%)
AUSTRALIA — (52.6%)
	Adelaide Brighton, Ltd.	3,004,912	$12,086,193	0.7%
	ALS, Ltd.	2,494,939	14,468,701	0.8%
	Altium, Ltd.	879,028	13,703,502	0.8%
	Ansell, Ltd.	896,383	14,778,046	0.9%
	Atlas Arteria, Ltd.	2,965,825	14,366,965	0.8%
#	Bapcor, Ltd.	1,945,254	9,436,542	0.6%
	Beach Energy, Ltd.	14,720,311	18,335,566	1.1%
#	Blackmores, Ltd.	100,980	8,707,549	0.5%
	carsales.com, Ltd.	1,702,940	14,760,322	0.9%
	Cleanaway Waste Management, Ltd.	13,728,372	17,549,486	1.0%
	Costa Group Holdings, Ltd.	2,167,448	9,391,202	0.5%
	CSR, Ltd.	3,957,955	9,928,634	0.6%
	Downer EDI, Ltd.	4,034,426	19,862,919	1.2%
	DuluxGroup, Ltd.	3,101,823	16,304,563	0.9%
	Fairfax Media, Ltd.	19,821,806	9,020,829	0.5%
	GrainCorp, Ltd., Class A	1,735,655	10,146,181	0.6%
	GUD Holdings, Ltd.	992,918	8,705,318	0.5%
#	Independence Group NL	3,149,458	9,040,777	0.5%
#	IOOF Holdings, Ltd.	2,401,762	11,616,624	0.7%
#	IRESS, Ltd.	1,180,608	9,095,282	0.5%
#	JB Hi-Fi, Ltd.	963,999	15,708,593	0.9%
	Link Administration Holdings, Ltd.	2,679,433	14,278,991	0.8%
#	Metcash, Ltd.	7,046,948	13,772,950	0.8%
	Mineral Resources, Ltd.	1,216,344	12,342,112	0.7%
	nib holdings, Ltd.	3,342,132	13,155,941	0.8%
	Northern Star Resources, Ltd.	3,310,960	20,684,301	1.2%
	Orora, Ltd.	8,074,313	19,242,479	1.1%
	OZ Minerals, Ltd.	2,477,965	15,896,021	0.9%
	Pendal Group, Ltd.	1,659,644	9,596,011	0.6%
#	Perpetual, Ltd.	374,045	9,200,195	0.5%
	Premier Investments, Ltd.	778,124	9,071,992	0.5%
	Regis Resources, Ltd.	3,602,454	10,806,393	0.6%
*	Saracen Mineral Holdings, Ltd.	7,310,283	12,750,641	0.7%
	Sims Metal Management, Ltd.	1,382,214	11,083,430	0.6%
	Spark Infrastructure Group	11,690,859	19,060,125	1.1%
	St Barbara, Ltd.	4,256,889	12,566,295	0.7%
	Steadfast Group, Ltd.	5,573,447	11,752,512	0.7%
	WorleyParsons, Ltd.	1,206,057	12,474,529	0.7%
	Other Securities		463,227,619	26.9%
TOTAL AUSTRALIA			957,976,331	55.4%

The Asia Pacific Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
HONG KONG — (26.1%)
Dah Sing Financial Holdings, Ltd.	1,691,344	$9,079,052	0.5%
HKBN, Ltd.	6,627,000	9,948,969	0.6%
Hopewell Holdings, Ltd.	3,604,500	11,137,195	0.7%
IGG, Inc.	12,806,000	13,575,737	0.8%
Luk Fook Holdings International, Ltd.	3,976,000	13,119,437	0.8%
Vitasoy International Holdings, Ltd.	5,049,000	16,095,738	0.9%
VTech Holdings, Ltd.	1,282,800	15,070,877	0.9%
Other Securities		387,552,662	22.3%
TOTAL HONG KONG		475,579,667	27.5%

NEW ZEALAND — (5.6%)
# Chorus, Ltd.	2,823,444	8,760,943	0.5%
Mainfreight, Ltd.	511,030	9,485,688	0.5%
SKYCITY Entertainment Group, Ltd.	4,690,050	11,745,722	0.7%
Other Securities		72,378,490	4.2%
TOTAL NEW ZEALAND		102,370,843	5.9%

SINGAPORE — (10.1%)
Singapore Post, Ltd.	11,582,300	8,719,649	0.5%
Other Securities		175,063,588	10.1%
TOTAL SINGAPORE		183,783,237	10.6%

TOTAL COMMON STOCKS		1,719,710,078	99.4%

TOTAL INVESTMENT SECURITIES		1,719,710,078

		Value†
SECURITIES LENDING COLLATERAL — (5.6%)
@§ DFA Short Term Investment Fund	8,839,135	102,268,796	5.9%

TOTAL INVESTMENTS—(100.0%)
(Cost $1,916,994,035)		$1,821,978,874	105.3%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of the Series’ investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$957,976,331	—	$957,976,331
Hong Kong	$536,014	475,043,653	—	475,579,667
New Zealand	1,363,964	101,006,879	—	102,370,843
Singapore	370,655	183,412,582	—	183,783,237
Securities Lending Collateral	—	102,268,796	—	102,268,796
TOTAL	$2,270,633	$1,819,708,241	—	$1,821,978,874

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2018

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (98.8%)
Communication Services — (6.5%)
Auto Trader Group P.L.C.	6,021,823	$31,466,198	1.4%
Cineworld Group P.L.C.	6,322,429	23,767,460	1.1%
Daily Mail & General Trust P.L.C., Class A	1,699,883	15,176,710	0.7%
Other Securities		72,380,139	3.3%
Total Communication Services		142,790,507	6.5%

Consumer Discretionary — (20.6%)
B&M European Value Retail SA	5,329,350	28,358,811	1.3%
Bellway P.L.C.	839,178	30,779,041	1.4%
Bovis Homes Group P.L.C.	1,135,408	14,033,598	0.6%
Greene King P.L.C.	2,728,082	16,789,690	0.8%
Inchcape P.L.C.	2,896,356	20,004,211	0.9%
Merlin Entertainments P.L.C.	4,338,517	17,917,207	0.8%
* Ocado Group P.L.C.	2,765,277	30,182,185	1.4%
SSP Group P.L.C.	2,882,681	24,577,258	1.1%
WH Smith P.L.C.	697,855	17,346,819	0.8%
William Hill P.L.C.	5,838,359	15,694,600	0.7%
Other Securities		237,856,061	10.9%
Total Consumer Discretionary		453,539,481	20.7%

Consumer Staples — (4.7%)
Britvic P.L.C.	1,623,694	16,392,263	0.7%
Tate & Lyle P.L.C.	3,470,820	29,842,389	1.4%
Other Securities		57,601,564	2.6%
Total Consumer Staples		103,836,216	4.7%

Energy — (5.0%)
John Wood Group P.L.C.	2,672,479	24,357,624	1.1%
* Tullow Oil P.L.C.	9,184,155	26,349,926	1.2%
Other Securities		58,439,497	2.7%
Total Energy		109,147,047	5.0%

Financials — (16.2%)
Beazley P.L.C.	3,286,678	22,067,924	1.0%
Close Brothers Group P.L.C.	976,050	18,332,330	0.8%
CYBG P.L.C.	6,020,590	20,685,533	0.9%
Hiscox, Ltd.	1,516,229	31,495,717	1.4%
IG Group Holdings P.L.C.	2,325,115	17,950,224	0.8%
Intermediate Capital Group P.L.C.	1,852,823	22,503,673	1.0%
Jardine Lloyd Thompson Group P.L.C.	809,362	19,503,096	0.9%
Man Group P.L.C.	10,998,653	21,822,503	1.0%
NEX Group P.L.C.	1,743,102	25,279,326	1.2%
Phoenix Group Holdings	3,125,763	24,025,049	1.1%
Other Securities		132,703,616	6.2%
Total Financials		356,368,991	16.3%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
Health Care — (3.1%)
* BTG P.L.C.	2,027,017	$14,278,983	0.7%
Hikma Pharmaceuticals P.L.C.	709,610	17,211,561	0.8%
Other Securities		37,660,114	1.7%
Total Health Care		69,150,658	3.2%

Industrials — (26.1%)
Aggreko P.L.C.	1,503,944	16,482,453	0.8%
Babcock International Group P.L.C.	2,386,069	18,607,071	0.9%
Balfour Beatty P.L.C.	4,353,036	14,624,025	0.7%
BBA Aviation P.L.C.	7,229,201	22,169,451	1.0%
* Cobham P.L.C.	13,770,449	18,902,012	0.9%
Hays P.L.C.	10,095,835	21,142,022	1.0%
HomeServe P.L.C.	1,796,181	21,804,263	1.0%
Howden Joinery Group P.L.C.	4,514,716	27,032,776	1.2%
IMI P.L.C.	1,718,223	21,784,421	1.0%
Meggitt P.L.C.	5,004,804	33,860,533	1.6%
National Express Group P.L.C.	2,749,825	14,050,708	0.6%
Pagegroup P.L.C.	2,363,699	15,151,252	0.7%
Rotork P.L.C.	5,593,291	21,417,382	1.0%
Travis Perkins P.L.C.	1,526,689	21,562,494	1.0%
Other Securities		287,347,232	12.9%
Total Industrials		575,938,095	26.3%

Information Technology — (5.6%)
Electrocomponents P.L.C.	3,256,497	25,783,135	1.2%
Spectris P.L.C.	723,646	19,798,756	0.9%
Other Securities		78,470,162	3.6%
Total Information Technology		124,052,053	5.7%

Materials — (6.2%)
RPC Group P.L.C.	2,589,442	25,239,745	1.2%
Victrex P.L.C.	634,126	21,450,080	1.0%
Other Securities		89,277,442	4.0%
Total Materials		135,967,267	6.2%

Real Estate — (2.7%)
Capital & Counties Properties P.L.C.	4,642,681	14,813,146	0.7%
Other Securities		45,199,144	2.0%
Total Real Estate		60,012,290	2.7%

Utilities — (2.1%)
Drax Group P.L.C.	2,899,857	14,853,691	0.7%
Pennon Group P.L.C.	2,715,100	25,865,566	1.2%
Other Securities		6,685,437	0.3%
Total Utilities		47,404,694	2.2%

Total Common Stocks		2,178,207,299	99.5%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
PREFERRED STOCKS — (0.0%)
CONSUMER STAPLES — (0.0%)
Other Security		$39,022	0.0%
TOTAL INVESTMENT SECURITIES		2,178,246,321

		Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@§ DFA Short Term Investment Fund	2,207,404	25,539,665	1.2%

TOTAL INVESTMENTS—(100.0%)
(Cost $2,157,526,564)		$2,203,785,986	100.7%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of the Series’ investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$142,790,507	—	$142,790,507
Consumer Discretionary	—	453,539,481	—	453,539,481
Consumer Staples	—	103,836,216	—	103,836,216
Energy	—	109,147,047	—	109,147,047
Financials	—	356,368,991	—	356,368,991
Health Care	—	69,150,658	—	69,150,658
Industrials	—	575,938,095	—	575,938,095
Information Technology	—	124,052,053	—	124,052,053
Materials	—	135,967,267	—	135,967,267
Real Estate	—	60,012,290	—	60,012,290
Utilities	—	47,404,694	—	47,404,694
Preferred Stocks
Consumer Staples	—	39,022	—	39,022
Securities Lending Collateral	—	25,539,665	—	25,539,665
TOTAL	—	$2,203,785,986	—	$2,203,785,986

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2018

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (89.5%)
AUSTRIA — (2.8%)
ANDRITZ AG	447,429	$23,181,306	0.4%
Other Securities		146,265,159	2.7%
TOTAL AUSTRIA		169,446,465	3.1%

BELGIUM — (3.6%)
Ackermans & van Haaren NV	156,548	24,646,516	0.5%
* Galapagos NV	220,186	22,621,528	0.4%
Umicore SA	425,457	20,027,502	0.4%
Other Securities		148,933,329	2.7%
TOTAL BELGIUM		216,228,875	4.0%

DENMARK — (5.4%)
Ambu A.S., Class B	1,079,783	22,493,703	0.4%
GN Store Nord A.S.	935,887	39,699,067	0.7%
ISS A.S.	582,591	19,132,966	0.4%
Jyske Bank A.S.	491,188	20,055,672	0.4%
Royal Unibrew A.S.	364,385	25,857,570	0.5%
SimCorp A.S.	284,735	21,923,197	0.4%
Topdanmark A.S.	491,266	23,351,623	0.4%
Other Securities		150,298,788	2.8%
TOTAL DENMARK		322,812,586	6.0%

FINLAND — (6.2%)
Amer Sports Oyj	843,708	31,362,132	0.6%
Elisa Oyj	520,670	20,715,389	0.4%
# Huhtamaki Oyj	703,421	19,722,121	0.4%
Kesko Oyj, Class B	514,318	30,037,493	0.6%
Metso Oyj	776,014	24,500,237	0.5%
Nokian Renkaat Oyj	840,330	26,729,512	0.5%
Orion Oyj, Class B	609,509	20,966,688	0.4%
Valmet Oyj	919,512	20,936,249	0.4%
Other Securities		174,883,331	3.0%
TOTAL FINLAND		369,853,152	6.8%

FRANCE — (11.3%)
Edenred	734,903	27,877,180	0.5%
Euronext NV	334,230	20,565,988	0.4%
Eutelsat Communications SA	1,153,248	23,358,563	0.4%
Ingenico Group SA	412,072	29,164,382	0.5%
Lagardere SCA	778,374	21,276,640	0.4%
Rexel SA	2,158,941	27,520,701	0.5%
Rubis SCA	600,204	30,966,985	0.6%
Teleperformance	144,931	23,868,988	0.5%
Other Securities		468,134,707	8.6%
TOTAL FRANCE		672,734,134	12.4%

The Continental Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
GERMANY — (14.4%)
Freenet AG	921,900	$ 20,736,172	0.4%
Hugo Boss AG	456,778	32,642,934	0.6%
# K+S AG	1,437,309	26,765,532	0.5%
Lanxess AG	427,092	26,436,018	0.5%
LEG Immobilien AG	324,194	35,437,322	0.7%
Nemetschek SE	144,235	18,960,783	0.4%
Rheinmetall AG	298,579	25,840,127	0.5%
TAG Immobilien AG	934,395	21,315,539	0.4%
Other Securities		653,862,145	11.9%
TOTAL GERMANY		861,996,572	15.9%

IRELAND — (1.0%)
Kingspan Group P.L.C.	438,083	19,033,686	0.4%
Other Securities		41,773,237	0.7%
TOTAL IRELAND		60,806,923	1.1%

ISRAEL — (2.6%)
Other Securities		156,740,580	2.9%

ITALY — (8.9%)
* Saipem SpA	4,217,382	23,063,725	0.4%
# Unione di Banche Italiane SpA	7,724,232	23,575,581	0.4%
Other Securities		488,065,418	9.1%
TOTAL ITALY		534,704,724	9.9%

NETHERLANDS — (6.0%)
Aalberts Industries NV	704,568	25,828,121	0.5%
# Boskalis Westminster	654,419	18,816,387	0.4%
IMCD NV	298,658	20,252,701	0.4%
Koninklijke Vopak NV	443,568	20,059,502	0.4%
SBM Offshore NV	1,292,245	22,265,899	0.4%
Other Securities		251,402,301	4.5%
TOTAL NETHERLANDS		358,624,911	6.6%

NORWAY — (2.4%)
Other Securities		143,504,930	2.6%

PORTUGAL — (1.1%)
Other Securities		66,870,212	1.2%

SPAIN — (5.8%)
Cellnex Telecom SA	1,049,614	26,110,496	0.5%
Enagas SA	1,198,599	31,779,001	0.6%
Other Securities		285,664,491	5.2%
TOTAL SPAIN		343,553,988	6.3%

The Continental Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
SWEDEN — (7.2%)
Other Securities		427,579,156	7.9%

SWITZERLAND — (10.7%)
Georg Fischer AG	28,198	$26,233,883	0.5%
Helvetia Holding AG	49,892	30,560,119	0.6%
PSP Swiss Property AG	288,164	27,804,076	0.5%
Sunrise Communications Group AG	247,924	21,822,731	0.4%
Other Securities		534,676,680	9.8%
TOTAL SWITZERLAND		641,097,489	11.8%

UNITED KINGDOM — (0.1%)
Other Security		3,245,372	0.1%
TOTAL COMMON STOCKS		5,349,800,069	98.6%

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Other Securities		36,737,960	0.7%

RIGHTS/WARRANTS — (0.0%)
Other Securities		529,911	0.0%
TOTAL INVESTMENT SECURITIES		5,387,067,940

		Value†
SECURITIES LENDING COLLATERAL — (9.9%)
@§ DFA Short Term Investment Fund	50,963,280	589,645,153	10.9%
TOTAL INVESTMENTS—(100.0%)
(Cost $5,396,620,915)		$5,976,713,093	110.2%

The Continental Small Company Series
continued

Summary of the Series’ investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$169,446,465	—	$169,446,465
Belgium	$9,566,655	206,662,220	—	216,228,875
Denmark	—	322,812,586	—	322,812,586
Finland	—	369,853,152	—	369,853,152
France	—	$672,734,134	—	$672,734,134
Germany	—	861,996,572	—	861,996,572
Ireland	—	60,806,923	—	60,806,923
Israel	$886,593	155,853,987	—	156,740,580
Italy	—	534,704,724	—	534,704,724
Netherlands	13,210,242	345,414,669	—	358,624,911
Norway	—	143,504,930	—	143,504,930
Portugal	—	66,870,212	—	66,870,212
Spain	—	343,553,988	—	343,553,988
Sweden	961,312	426,617,844	—	427,579,156
Switzerland	—	641,097,489	—	641,097,489
United Kingdom	—	3,245,372	—	3,245,372
Preferred Stocks
Germany	—	36,737,960	—	36,737,960
Rights/Warrants
Norway	—	61,026	—	61,026
Spain	—	410,150	—	410,150
Sweden	—	58,735	—	58,735
Securities Lending Collateral	—	589,645,153	—	589,645,153
TOTAL	$24,624,802	$5,952,088,291	—	$5,976,713,093

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2018

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (88.1%)
COMMUNICATION SERVICES — (2.1%)
#	Cineplex, Inc.	389,686	$10,742,303	0.9%
	Other Securities		16,600,688	1.5%
TOTAL COMMUNICATION SERVICES			27,342,991	2.4%

CONSUMER DISCRETIONARY — (5.2%)
*	Great Canadian Gaming Corp.	395,819	12,748,472	1.1%
	Linamar Corp.	293,286	12,144,039	1.1%
	Other Securities		43,111,848	3.7%
TOTAL CONSUMER DISCRETIONARY			68,004,359	5.9%

CONSUMER STAPLES — (4.7%)
	Cott Corp.	886,570	13,347,881	1.2%
	Maple Leaf Foods, Inc.	418,116	9,509,205	0.8%
	North West Co., Inc. (The)	377,836	8,237,224	0.7%
	Premium Brands Holdings Corp.	175,712	11,816,463	1.0%
	Other Securities		18,457,764	1.6%
TOTAL CONSUMER STAPLES			61,368,537	5.3%

ENERGY — (19.4%)
#*	Baytex Energy Corp.	3,627,429	7,412,194	0.7%
	Enerplus Corp.	1,620,219	15,076,670	1.3%
	Gibson Energy, Inc.	526,901	8,341,082	0.7%
*	Gran Tierra Energy, Inc.	2,881,425	8,820,800	0.8%
#*	MEG Energy Corp.	1,549,736	12,396,004	1.1%
*	Parex Resources, Inc.	1,004,921	14,633,549	1.3%
#	Parkland Fuel Corp.	549,825	18,464,631	1.6%
#	Peyto Exploration & Development Corp.	1,016,614	8,293,847	0.7%
#	Secure Energy Services, Inc.	1,113,316	7,256,068	0.6%
	ShawCor, Ltd.	417,375	7,571,055	0.7%
	Whitecap Resources, Inc.	2,879,377	14,085,752	1.2%
	Other Securities		129,525,760	11.3%
TOTAL ENERGY			251,877,412	22.0%

FINANCIALS — (8.3%)
#	Canadian Western Bank	625,580	14,550,693	1.3%
#	Element Fleet Management Corp.	2,029,664	11,948,723	1.0%
#	Genworth MI Canada, Inc.	313,480	10,289,392	0.9%
#	Laurentian Bank of Canada	300,158	9,475,914	0.8%
	TMX Group, Ltd.	180,578	11,356,339	1.0%
	Other Securities		49,652,960	4.4%
TOTAL FINANCIALS			107,274,021	9.4%

HEALTH CARE — (1.2%)
	Other Securities		16,062,725	1.4%

The Canadian Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
INDUSTRIALS — (10.9%)
* ATS Automation Tooling Systems, Inc.	529,030	$7,780,030	0.7%
# NFI Group, Inc.	371,520	12,533,103	1.1%
Russel Metals, Inc.	424,396	7,846,708	0.7%
Stantec, Inc.	606,624	15,787,108	1.4%
TFI International, Inc.	570,089	18,971,931	1.6%
Transcontinental, Inc., Class A	507,476	8,353,530	0.7%
Other Securities		69,472,105	6.1%
TOTAL INDUSTRIALS		140,744,515	12.3%

INFORMATION TECHNOLOGY — (4.2%)
* Celestica, Inc.	768,923	7,978,646	0.7%
* Descartes Systems Group, Inc. (The)	434,588	13,297,280	1.2%
* Kinaxis, Inc.	160,274	10,820,884	1.0%
Other Securities		22,548,216	1.9%
TOTAL INFORMATION TECHNOLOGY		54,645,026	4.8%

MATERIALS — (22.7%)
Alamos Gold, Inc., Class A	2,679,504	10,706,209	0.9%
* B2Gold Corp.	6,592,719	16,275,845	1.4%
* Detour Gold Corp.	1,130,078	8,335,339	0.7%
#* Endeavour Mining Corp.	476,720	7,311,307	0.6%
* IAMGOLD Corp.	3,238,297	11,118,616	1.0%
# Labrador Iron Ore Royalty Corp.	423,456	9,199,621	0.8%
Nevsun Resources, Ltd.	2,058,709	9,148,428	0.8%
# OceanaGold Corp.	3,947,774	11,365,463	1.0%
Pan American Silver Corp.	1,053,915	15,523,120	1.4%
* SSR Mining, Inc.	826,105	8,095,070	0.7%
# Stella-Jones, Inc.	323,806	10,370,057	0.9%
Yamana Gold, Inc.	6,738,268	15,304,357	1.3%
Other Securities		161,282,726	14.1%
TOTAL MATERIALS		294,036,158	25.6%

REAL ESTATE — (3.9%)
Colliers International Group, Inc.	222,402	15,103,300	1.3%
FirstService Corp.	193,886	14,224,247	1.2%
Other Securities		21,539,052	1.9%
TOTAL REAL ESTATE		50,866,599	4.4%

UTILITIES — (5.5%)
Capital Power Corp.	692,120	14,363,416	1.3%
Northland Power, Inc.	694,905	10,689,222	0.9%
Superior Plus Corp.	1,140,753	10,251,136	0.9%
TransAlta Corp.	1,877,409	9,911,499	0.9%
Other Securities		26,654,004	2.3%
TOTAL UTILITIES		71,869,277	6.3%
TOTAL COMMON STOCKS		1,144,091,620	99.8%
RIGHTS/WARRANTS — (0.0%)
Other Security		2,498	0.0%
TOTAL INVESTMENT SECURITIES		1,144,094,118

SECURITIES LENDING COLLATERAL — (11.9%)
@§ DFA Short Term Investment Fund	13,314,106	$154,044,207	13.4%
TOTAL INVESTMENTS—(100.0%) (Cost $1,577,242,207)		$1,298,138,325	113.2%

The Canadian Small Company Series
continued

Summary of the Series’ investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$27,342,991	—	—	$27,342,991
Consumer Discretionary	67,997,479	$6,880	—	68,004,359
Consumer Staples	61,368,537	—	—	61,368,537
Energy	251,877,403	9	—	251,877,412
Financials	107,274,021	—	—	107,274,021
Health Care	16,062,725	—	—	16,062,725
Industrials	140,744,515	—	—	140,744,515
Information Technology	54,645,026	—	—	54,645,026
Materials	294,035,468	690	—	294,036,158
Real Estate	50,866,599	—	—	50,866,599
Utilities	71,869,277	—	—	71,869,277
Rights/Warrants
Energy	—	2,498	—	2,498
Securities Lending Collateral	—	154,044,207	—	154,044,207
TOTAL	$1,144,084,041	$154,054,284	—	$1,298,138,325

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2019
(Unaudited)

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series*	Series*	Series*	Series*	Series*
ASSETS:
Investments at Value (including $303,598,
$217,556, $19,433, $492,707 and $214,437 of
securities on loan, respectively)	$3,424,070	$1,637,289	$2,267,971	$5,565,771	$1,135,641
Collateral from Securities on Loan Invested in
Affiliate at Value (including cost of $141,918,
$86,779, $23,520, $469,414 and $170,155)	113,130	80,058	42,219	600,429	204,666
Foreign Currencies at Value	25,547	1,896	4,889	4,079	734
Cash	4,815	—	268	6,721	920
Receivables:
Investment Securities Sold	1,683	12,407	760	8,754	329
Dividends and Interest	5,305	1,863	7,945	16,972	2,934
Securities Lending Income	677	513	51	1,516	326
Unrealized Gain on Foreign Currency Contracts	—	1	—	—	—
Prepaid Expenses and Other Assets	4	2	1	4	1
Total Assets	3,575,231	1,734,029	2,324,105	6,204,246	1,345,551
LIABILITIES:
Payables:
Due to Custodian	—		—	—	—
Upon Return of Securities Loaned	113,149	80,035	42,216	600,386	204,630
Investment Securities Purchased	6,145	399	—	924	96
Due to Advisor	302	134		446	90
Line of Credit	281	7,609	185	—	—
Unrealized Loss on Foreign Currency Contracts	—	8	—	—	—
Accrued Expenses and Other Liabilities	423	237	181	545	98
Total Liabilities	119,998	88,422	42,582	602,301	204,914
NET ASSETS	$3,455,233	$1,645,607	$2,281,523	$5,601,945	$1,140,637
Investments at Cost	$3,220,440	$1,683,019	$2,233,549	$4,969,499	$1,350,772
Foreign Currencies at Cost	$25,572	$1,893	$4,893	$4,041	$734
____________________

*	See Note J in the Notes to Financial Statements for additional securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2018

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series*	Series*	Series	Series*	Series*
ASSETS:
Investments at Value (including $406,977,
$271,854, $23,348, $590,451 and $201,608 of
securities on loan, respectively)	$3,802,749	$1,719,710	$2,178,246	$5,387,068	$1,144,094
Collateral from Securities on Loan Invested in
Affiliate at Value (including cost of $218,282,
$102,268, $25,538, $589,632 and $154,040)	218,283	102,269	25,540	589,645	154,044
Foreign Currencies at Value	1,430	2,420	1,320	13,899	334
Cash	4,682	531	2,899	1,750	954
Receivables:
Investment Securities Sold	6,042	6,454	2,448	14,104	489
Dividends, Interest and Tax Reclaims	23,777	906	6,330	10,149	711
Securities Lending Income	1,325	642	74	1,375	398
Unrealized Gain on Foreign Currency Contracts	—	—	4	—	—
Total Assets	4,058,288	1,832,932	2,216,861	6,017,990	1,301,024
LIABILITIES:
Payables:
Upon Return of Securities Loaned	218,323	102,262	25,543	589,693	154,033
Investment Securities Purchased	5,218	4	2,151	5,175	—
Due to Advisor	340	152	191	476	103
Unrealized Loss on Foreign Currency Contracts	—	—	—	1	—
Accrued Expenses and Other Liabilities	310	143	151	385	77
Total Liabilities	224,191	102,561	28,036	595,730	154,213
NET ASSETS	$3,834,097	$1,730,371	$2,188,825	$5,422,260	$1,146,811
Investments at Cost	$3,390,946	$1,814,726	$2,131,989	$4,806,989	$1,423,202
Foreign Currencies at Cost	$1,430	$2,426	$1,320	$13,953	$334
____________________

*	See Note J in the Notes to Financial Statements for additional securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2018

(Amounts in thousands)

	The Japanese Small Company Series#	The Asia Pacific Small Company Series#	The United Kingdom Small Company Series#	The Continental Small Company Series#	The Canadian Small Company Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of
$7,880, $1,125, $115, $21,531 and
$3,695, respectively)	$71,123	$70,986	$78,294	$140,369	$21,299
Non Cash Income
Income from Securities Lending	14,354	7,628	1,135	18,943	5,340
Total Investment Income	85,477	78,614	79,429	159,312	26,639
Expenses
Investment Management Fees	4,234	1,927	2,377	6,059	1,201
Accounting & Transfer Agent Fees	178	84	101	254	49
Custodian Fees	628	342	106	737	73
Shareholders’ Reports	1	3	2	—	4
Directors’/Trustees’ Fees & Expenses	17	8	10	24	4
Professional Fees	64	29	36	103	18
Other	125	56	67	203	32
Total Expenses	5,247	2,449	2,699	7,380	1,381
Fees Paid Indirectly (Note C)	(148)	(54)	(75)	(315)	(49)
Net Expenses	5,099	2,395	2,624	7,065	1,332
Net Investment Income (Loss)	80,378	76,219	76,805	152,247	25,307
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	229,342	(55,523)	85,120	319,242	27,505
Affiliated Investment Companies Shares Sold	(137)	(60)	(9)	(101)	(19)
Futures	—	(134)	—	161	—
Foreign Currency Transactions	(2,149)	(898)	(1,153)	(2,498)	120
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(628,895)	(175,750)	(373,044)	(1,131,028)	(185,376)
Affiliated Investment Companies Shares	71	42	—	78	(3)
Translation of Foreign Currency
Denominated Amounts	280	(7)	(181)	(371)	6
Net Realized and Unrealized Gain (Loss)	(401,488)	(232,330)	(289,267)	(814,517)	(157,767)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(321,110)	$(156,111)	$(212,462)	$(662,270)	$(132,460)
____________________

**	Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Japanese Small
	Company Series
	Year	Year
	Ended	Ended
	Oct. 31,	Oct. 31,
	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$80,378	$65,529
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	229,342	174,661
Affiliated Investment Companies Shares Sold	(137)	70
Foreign Currency Transactions	(2,149)	(2,843)
Forward Currency Contracts		—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(628,895)	616,328
Affiliated Investment Companies Shares	71	(116)
Translation of Foreign Currency Denominated Amounts	280	489
Net Increase (Decrease) in Net Assets Resulting from Operations	(321,110)	854,118
Transactions in Interest:
Contributions	364,251	195,960
Withdrawals	(198,093)	(193,623)
Net Increase (Decrease) from Transactions in Interest	166,158	2,337
Total Increase (Decrease) in Net Assets	(154,952)	856,455
Net Assets
Beginning of Year	3,989,049	3,132,594
End of Year	$3,834,097	$3,989,049
____________________

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2017 of $0, $0 and $0, respectively

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Asia Pacific Small		The United Kingdom Small
	Company Series		Company Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2018	2017	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$76,219	$63,045	$76,805	$68,684
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(55,523)	57,205	85,120	68,209
Affiliated Investment Companies Shares Sold	(60)	63	(9)	2
Futures	(134)	—	—	—
Foreign Currency Transactions	(898)	(697)	(1,153)	330
Forward Currency Contracts	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(175,750)	131,297	(373,044)	383,963
Affiliated Investment Companies Shares	42	(85)	—	(8)
Translation of Foreign
Currency Denominated Amounts	(7)	(7)	(181)	206
Net Increase (Decrease) in Net Assets Resulting
from Operations	(156,111)	250,821	(212,462)	521,386
Transactions in Interest:
Contributions	199,024	110,964	120,516	158,197
Withdrawals	(128,247)	(101,816)	(49,141)	(33,136)
Net Increase (Decrease) from
Transactions in Interest	70,777	9,148	71,375	125,061
Total Increase (Decrease) in Net Assets	(85,334)	259,969	(141,087)	646,447
Net Assets
Beginning of Year	1,815,705	1,555,736	2,329,912	1,683,465
End of Year	$1,730,371	$1,815,705	$2,188,825	$2,329,912
____________________

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2017 of $0, $0 and $0, respectively

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Continental Small		The Canadian Small
	Company Series		Company Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2018	2017	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$152,247	$114,873	$25,307	$24,738
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	319,242	217,209	27,505	(39,064)
Affiliated Investment Companies Shares Sold	(101)	32	(19)	21
Futures	161	—	—	—
Foreign Currency Transactions	(2,498)	992	120	(26)
Forward Currency Contracts	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,131,028)	1,106,864	(185,376)	137,860
Affiliated Investment Companies Shares	78	(119)	(3)	(28)
Translation of Foreign
Currency Denominated Amounts	(371)	303	6	(7)
Net Increase (Decrease) in Net Assets Resulting
from Operations	(662,270)	1,440,154	(132,460)	123,494
Transactions in Interest:
Contributions	480,253	303,976	136,490	269,073
Withdrawals	(146,782)	(140,996)	(47,441)	(135,609)
Net Increase (Decrease) from
Transactions in Interest	333,471	162,980	89,049	133,464
Total Increase (Decrease) in Net Assets	(328,799)	1,603,134	(43,411)	256,958
Net Assets
Beginning of Year	5,751,059	4,147,925	1,190,222	933,264
End of Year	$5,422,260	$5,751,059	$1,146,811	$1,190,222
____________________

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2017 of $0, $0 and $0, respectively

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series					The Asia Pacific Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2018	2017	2016	2015	2014	2018	2017	2016	2015	2014
Total Return	(7.46)%	27.10%	14.53%	9.04%	2.46%	(8.14)%	16.21%	16.69%	(11.83)%	(3.46)%
Net Assets, End of Year (thousands)	$3,834,097	$3,989,049	$3,132,594	$2,631,688	$2,505,409	$1,730,371	$1,815,705	$1,555,736	$1,228,274	$1,453,786
Ratio of Expenses to Average
Net Assets	0.12%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Expenses to Average
Net Assets (Excluding Fees
Paid Indirectly)	0.12%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	1.90%	1.90%	1.99%	1.69%	1.71%	3.96%	3.82%	4.00%	4.17%	3.96%
Portfolio Turnover Rate	17%	13%	10%	6%	9%	18%	14%	10%	7%	7%

	The United Kingdom Small Company Series					The Continental Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2018	2017	2016	2015	2014	2018	2017	2016	2015	2014
Total Return	(8.90)%	29.87%	(15.82)%	9.95%	1.22%	(10.78)%	34.27%	6.10%	9.81%	(2.25)%
Net Assets, End of Year (thousands)	$2,188,825	$2,329,912	$1,683,465	$2,084,113	$1,995,898	$5,422,260	$5,751,059	$4,147,925	$3,653,743	$3,152,277
Ratio of Expenses to Average
Net Assets	0.11%	0.12%	0.12%	0.11%	0.11%	0.12%	0.13%	0.13%	0.13%	0.13%
Ratio of Expenses to Average
Net Assets (Excluding Fees
Paid Indirectly)	0.11%	0.12%	0.12%	0.11%	0.11%	0.12%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	3.23%	3.40%	4.36%	3.44%	2.98%	2.51%	2.33%	2.49%	2.44%	2.40%
Portfolio Turnover Rate	14%	9%	15%	10%	8%	15%	13%	9%	14%	13%

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2018	2017	2016	2015	2014
Total Return	(10.44)%	12.10%	20.77%	(25.00)%	(3.83)%
Net Assets, End of Year (thousands)	$1,146,811	$1,190,222	$933,264	$623,132	$849,429
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets
(Excluding Fees Paid Indirectly)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.11%	2.14%	2.52%	2.73%	2.42%
Portfolio Turnover Rate	14%	22%	8%	18%	5%

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, five of which are included in this section of the report (collectively, the “Series” or the “International Equity Portfolios”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

International Equity Portfolios
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

● Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

● Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation the International Equity Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2018, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2018, the Series’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%

Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the year ended October 31, 2018, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
The Japanese Small Company Series	$148
The Asia Pacific Small Company Series	54
The United Kingdom Small Company Series	75
The Continental Small Company Series	315
The Canadian Small Company Series	49

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2018, the total related amounts paid by the Trust to the CCO were $87 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2018, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Japanese Small Company Series	$94
The Asia Pacific Small Company Series	48
The United Kingdom Small Company Series	61
The Continental Small Company Series	122
The Canadian Small Company Series	29

E. Purchases and Sales of Securities:

For the year ended October 31, 2018, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
The Japanese Small Company Series	$976,847	$719,764
The Asia Pacific Small Company Series	510,299	343,622
The United Kingdom Small Company Series	524,714	331,876
The Continental Small Company Series	1,375,712	893,142
The Canadian Small Company Series	322,055	164,166

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions were as follows (amounts in thousands):

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding.

					Change in
	Balance			Net Realized	Unrealized	Balance	Shares
	at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	at	as of	Dividend	Capital Gain
	10/31/16	at Cost	from Sales	on Sales	Depreciation	10/31/18	10/31/18	Income	Distributions
The Japanese Small Company Series
The DFA Short Term
Investment Fund	$399,385	$1,131,735	$1,312,771	$(137)	$71	$218,283	$18,866	$5,579	—
Total	$399,385	$1,131,735	$1,312,771	$(137)	$71	$218,283	$18,866	$5,579	—

The Asia Pacific Small Company
The DFA Short Term
Investment Fund	$257,951	$378,152	$533,816	$(60)	$42	$102,269	$8,839	$3,391	—
Total	$257,951	$378,152	$533,816	$(60)	$42	$102,269	$8,839	$3,391	—

The United Kingdom Small Company Series
The DFA Short Term
Investment Fund	$53,700	$426,909	$455,060	$(9)	—	$25,540	$2,207	$1,181	—
Total	$53,700	$426,909	$455,060	$(9)	—	$25,540	$2,207	$1,181	—

The Continental Small Company Series
The DFA Short Term
Investment Fund	$470,885	$1,938,694	$1,819,911	$(101)	$78	$589,645	$50,963	$10,663	—
Total	$470,885	$1,938,694	$1,819,911	$(101)	$78	$589,645	$50,963	$10,663	—

The Canadian Small Company
The DFA Short Term
Investment Fund	$212,919	$889,834	$948,687	$(19)	$(3)	$154,044	$13,314	$3,462	—
Total	$212,919	$889,834	$948,687	$(19)	$(3)	$154,044	$13,314	$3,462	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

At October 31, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
The Japanese Small Company Series	$3,609,228	$761,853	$(350,049)	$411,804
The Asia Pacific Small Company Series	1,916,994	282,504	(377,519)	(95,015)
The United Kingdom Small Company Series	2,157,527	405,786	(359,527)	46,259
The Continental Small Company Series	5,396,621	1,297,062	(716,970)	580,092
The Canadian Small Company Series	1,577,242	146,420	(425,524)	(279,104)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

1. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker, in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2018 (amounts in thousands):

Futures
The Asia Pacific Small Company Series	$2,013

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2018 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
	Total	Equity Contracts(1)
The Asia Pacific Small Company Series	$(134)	$(134	)*
The Continental Small Company Series	161	161	*

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
*	As of October 31, 2018, there were no futures contracts outstanding. During the year ended October 31, 2018, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019 with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

For the year ended October 31, 2018, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number	Interest	Maximum Amount
	Average	Average	of Days	Expense	Borrowed During
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period
The Japanese Small Company Series	2.36%	$1,921	14	$2	$8,641
The Asia Pacific Small Company Series	2.24%	1,559	16	1	8,338
The United Kingdom Small
Company Series	2.17%	2,955	1	—	2,955
The Canadian Small Company Series	2.17%	103	3	—	225

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2018, that each Series’ available line of credit was utilized.

There we no outstanding borrowings by the Series under the lines of credit as of October 31, 2018.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not utilize the interfund lending program during the year ended October 31, 2018.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2018, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the year ended October 31, 2018, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

			Realized
Portfolio	Purchases	Sales	Gain (Loss)
The Japanese Small Company Series	$93,194	$63,061	$(33,589)
The Asia Pacific Small Company Series	36,855	85,500	(57,769)
The United Kingdom Small Company Series	23,905	20,556	(25,020)
The Continental Small Company Series	67,369	59,514	(31,813)
The Canadian Small Company Series	36,652	8,276	636

J. Securities Lending:

As of October 31, 2018, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Market
Value
The Japanese Small Company Series	$210,816
The Asia Pacific Small Company Series	192,107
The United Kingdom Small Company Series	1,195
The Continental Small Company Series	59,659
The Canadian Small Company Series	59,427

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the Money Market Series), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2018:

	Remaining Contractual Maturity of the Agreements
	As of October 31, 2018
	Overnight and	<30	Between	>90
	Continuous	days	30 & 90 days	days	Total
Securities Lending Transactions
The Japanese Small Company Series
Common Stocks	$218,282,913	—	—	—	$218,282,913
The Asia Pacific Small Company Series
Common Stocks	102,268,796	—	—	—	102,268,796
The United Kingdom Small Company Series
Common Stocks	25,539,665	—	—	—	25,539,665
The Continental Small Company Series
Common Stocks, Preferred Stocks,
Rights/Warrants	589,645,154	—	—	—	589,645,154
The Canadian Small Company Series
Common Stocks, Rights/Warrants	154,044,207	—	—	—	154,044,207

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund’s financial statements.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series’ early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Series’ financial statements.

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Series’ adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Series’ net assets or results of operations.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series

Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (five of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the “Series”) as of October 31, 2018, the related statements of operations for the year ended October 31, 2018, the statements of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2018, and each of the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions
These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian, brokers and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees: an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and also acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2018.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2018.

Each Board’s Strategy Committee is composed of Douglas W. Diamond, Edward P. Lazear, and Myron S. Scholes. Each member of the Strategy Committee is a disinterested Trustee/Director. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios’ investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2018.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Disinterested Trustees/Directors
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director of DFAIDG and DIG Trustee of DFAITC and DEM	DFAIDG-Since 1983 DIG-Since 1993 DFAITC-Since 1992 DEM-Since 1993	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	128 portfolios in 4 investment companies	None
Douglas W. Diamond University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director of DFAIDG and DIG Trustee of DFAITC and DEM	DFAIDG-Since June 2017 DIG-Since June 2017 DFAITC-Since June 2017 DEM-Since June 2017	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Visiting Scholar, Federal Reserve Bank of Richmond (since 1990). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015 to 2016).	128 portfolios in 4 investment companies	None
Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 1943	Director of DFAIDG and DIG Trustee of DFAITC and DEM	DFAIDG-Since 1981 DIG-Since 1993 DFAITC-Since 1992 DEM-Since 1993	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006 - 2016).	128 portfolios in 4 investment companies	None
Edward P. Lazear Stanford University Graduate School of Business Knight Management Center, E346 Stanford, CA 94305 1948	Director of DFAIDG and DIG Trustee of DFAITC and DEM	DFAIDG-Since 2010 DIG-Since 2010 DFAITC-Since 2010 DEM-Since 2010	Distinguished Visiting Fellow, Becker Friedman Institute for Research in Economics, University of Chicago (since 2015). Morris Arnold Cox Senior Fellow, Hoover Institution (since 2002). Jack Steele Parker Professor of Human Resources Management and Economics, Graduate School of Business, Stanford University (since 1995). Cornerstone Research (expert testimony and economic and financial analysis) (since 2009).	128 portfolios in 4 investment companies	None

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Disinterested Trustees/Directors
Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director of DFAIDG and DIG Trustee of DFAITC and DEM	DFAIDG-Since 1981 DIG-Since 1993 DFAITC-Since 1992 DEM-Since 1993	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	128 portfolios in 4 investment companies	Formerly, Adviser, Kuapay, Inc. (2013-2014). Formerly, Director, American Century Fund Complex (registered investment companies) (43 Portfolios) (1980-2014).
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director of DFAIDG and DIG Trustee of DFAITC and DEM	DFAIDG-Since 2000 DIG-Since 2000 DFAITC-Since 2000 DEM-Since 2000	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	128 portfolios in 4 investment companies	Director (since 2000) and formerly, Lead Director (May 2014 – May 2017), HNI Corporation (formerly known as HON Industries Inc.) (office furniture); Director, Ryder System Inc. (transportation, logistics and supplychain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (21 portfolios) (since 2009).

Interested Trustee/Director*

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Interested Trustees/Directors*
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman Director of DFAIDG and DIG Trustee of DFAITC and DEM	DFAIDG-Since 1981 DIG-Since 1992 DFAITC-Since 1992 DEM-Since 1993	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, Dimensional Investment Group Inc. (“DIG”) and The DFA Investment Trust Company (“DFAITC”). Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Formerly, Chairman and Director (2009-2018), Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007 to 2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).	128 portfolios in 4 investment companies	None

1	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

2	Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

*	The Interested Trustee/Director is described as such because he is deemed to be an “interested person,” as that term is defined under the Investment Company Act of 1940, as amended, due to his position with the Advisor.

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Term of Office[1]
Name and Year of		and Length of
Birth	Position	Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001
Vice President and Assistant Secretary of
●all the DFA Entities (since 2001)
●DFA Australia Limited (since 2002)
●Dimensional Fund Advisors Ltd. (since 2002)
●Dimensional Cayman Commodity Fund I Ltd. (since 2010)
●Dimensional Fund Advisors Pte. Ltd. (since 2012)
●Dimensional Hong Kong Limited (since 2012)
Director, Vice President and Assistant Secretary (since 2003) of
●Dimensional Fund Advisors Canada ULC

David P. Butler 1964	Co-Chief Executive Officer	Since 2017
Co-Chief Executive Officer (since 2017) of
●all the DFA entities
Director (since 2017) of
●Dimensional Holdings Inc.
●Dimensional Fund Advisors Canada ULC
●Dimensional Japan Ltd.
●Dimensional Advisors Ltd.
●Dimensional Fund Advisors Ltd.
●DFA Australia Limited
Director and Co-Chief Executive Officer (since 2017) of
●Dimensional Cayman Commodity Fund I Ltd.
Head of Global Financial Advisor Services (since 2007) for
●Dimensional Fund Advisors LP
Formerly, Vice President (2007 – 2017) of
●all the DFA Entities

Stephen A. Clark 1972	Executive Vice President	Since 2017
Executive Vice President (since 2017) of
●all the DFA entities
Director and Vice President (since 2016) of
●Dimensional Japan Ltd.
President and Director (since 2016) of
●Dimensional Fund Advisors Canada ULC
Vice President (since 2008) and Director (since 2016) of
●DFA Australia Limited
Director (since 2016) of
●Dimensional Advisors Ltd.
●Dimensional Fund Advisors Pte. Ltd.
●Dimensional Hong Kong Limited
Vice President (since 2016) of
●Dimensional Fund Advisors Pte. Ltd.
Head of Global Institutional Services (since 2014) for
●Dimensional Fund Advisors LP
Formerly, Vice President (2004 – 2017) of
●all the DFA Entities
Formerly, Vice President (2010 – 2016) of
●Dimensional Fund Advisors Canada ULC
Formerly, Head of Institutional, North America (2012 – 2013) for
●Dimensional Fund Advisors LP

Term of Office[1]
Name and Year of		and Length of
Birth	Position	Service	Principal Occupation During Past 5 Years
Christopher S. Crossan 1965	Vice President and Global Chief Compliance Officer	Since 2004
Vice President and Global Chief Compliance Officer (since 2004) of
●all the DFA Entities
●DFA Australia Limited
●Dimensional Fund Advisors Ltd.
Chief Compliance Officer (since 2006) and Chief Privacy Officer (since 2015) of
●Dimensional Fund Advisors Canada ULC
Chief Compliance Officer of
●Dimensional Fund Advisors Pte. Ltd. (since 2012)
●Dimensional Japan Ltd. (since 2017)
Formerly, Vice President and Global Chief Compliance Officer (2010 – 2014) for
●Dimensional SmartNest (US) LLC

Gregory K. Hinkle 1958	Vice President, Chief Financial Officer, and Treasurer	Vice President since 2015 and Chief Financial Officer and Treasurer since 2016
Vice President, Chief Financial Officer, and Treasurer (since 2016) of
●all the DFA Entities
●Dimensional Advisors Ltd.
●Dimensional Fund Advisors Ltd.
●Dimensional Hong Kong Limited
●Dimensional Cayman Commodity Fund I Ltd.
●Dimensional Fund Advisors Canada ULC
●Dimensional Fund Advisors Pte. Ltd.
●DFA Australia Limited
Director (since 2016) for
●Dimensional Funds plc
●Dimensional Funds II plc
Formerly, interim Chief Financial Officer and interim Treasurer (2016) of
●all the DFA Entities
●Dimensional Fund Advisors LP
●Dimensional Fund Advisors Ltd.
●DFA Australia Limited
●Dimensional Advisors Ltd.
●Dimensional Fund Advisors Pte. Ltd.
●Dimensional Hong Kong Limited
●Dimensional Cayman Commodity Fund I Ltd.
●Dimensional Fund Advisors Canada ULC
Formerly, Controller (2015 – 2016) of
●all the DFA Entities
●Dimensional Fund Advisors LP
Formerly, Vice President (2008 – 2015) of
●T. Rowe Price Group, Inc.
Formerly, Director of Investment Treasury and Treasurer (2008 – 2015) of
●the T. Rowe Price Funds

Jeff J. Jeon 1973	Vice President and Assistant Secretary	Vice President since 2004 and Assistant Secretary since 2017	Vice President (since 2004) and Assistant Secretary (since 2017) of ●all the DFA Entities Vice President and Assistant Secretary (since 2010) of ●Dimensional Cayman Commodity Fund I Ltd.
Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President Since 2015 and Assistant Treasurer since 2017	Vice President (since 2015) of ●all the DFA Entities Assistant Treasurer (since 2017) of ●the DFA Fund Complex Formerly, Senior Tax Manager (2013 – 2015) for ●Dimensional Fund Advisors LP
Kenneth M. Manell 1972	Vice President	Since 2010	Vice President (since 2010) of ●all the DFA Entities ●Dimensional Cayman Commodity Fund I Ltd.

Term of Office[1]
Name and Year of		and Length of
Birth	Position	Service	Principal Occupation During Past 5 Years
Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel Since 2001
President (since 2017) of
●the DFA Fund Complex
General Counsel (since 2001) of
●All the DFA Entities
Executive Vice President (since 2017) and Secretary (since 2000) of
●Dimensional Fund Advisors LP
●Dimensional Holdings Inc.
●DFA Securities LLC
●Dimensional Investment LLC
Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of
●DFA Australia Limited
●Dimensional Fund Advisors Ltd.
Vice President and Secretary of
●Dimensional Fund Advisors Canada ULC (since 2003)
●Dimensional Cayman Commodity Fund I Ltd. (since 2010)
●Dimensional Japan Ltd. (since 2012)
●Dimensional Advisors Ltd. (since 2012)
●Dimensional Fund Advisors Pte. Ltd. (since 2012)
Director of
●Dimensional Funds plc (since 2002)
●Dimensional Funds II plc (since 2006)
●Director of Dimensional Japan Ltd. (since 2012)
●Dimensional Advisors Ltd. (since 2012)
●Dimensional Fund Advisors Pte. Ltd. (since 2012)
●Dimensional Hong Kong Limited (since 2012)
Formerly, Vice President and Secretary (2010 – 2014) of
●Dimensional SmartNest (US) LLC
Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of
●the DFA Fund Complex
Formerly, Vice President of
●Dimensional Fund Advisors LP (1997 – 2017)
●Dimensional Holdings Inc. (2006 – 2017)
●DFA Securities LLC (1997 – 2017)
●Dimensional Investment LLC (2009 – 2017)

Selwyn Notelovitz 1961	Vice President and Deputy Chief Compliance Officer	Since 2013	Vice President and Deputy Chief Compliance Officer of ●the DFA Fund Complex (since 2013) ●Dimensional Fund Advisors LP (since 2012)
Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017
Vice President (since 2010) and Secretary (since 2017) of
●the DFA Fund Complex
Vice President (since 2010) and Assistant Secretary (since 2016) of
●Dimensional Fund Advisors LP
●Dimensional Holdings Inc.
●Dimensional Investment LLC
Vice President of
●DFA Securities LLC (since 2010)
●Dimensional Cayman Commodity Fund I Ltd. (since 2010)
●Dimensional Fund Advisors Canada ULC (since 2016)

Term of Office[1]
Name and Year of		and Length of
Birth	Position	Service	Principal Occupation During Past 5 Years
Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer since 2017
Co-Chief Executive Officer and Chief Investment Officer (since 2017) of
●all the DFA Entities
●Dimensional Fund Advisors Canada ULC
Director, Chief Investment Officer and Vice President (since 2017) of
●DFA Australia Limited
Chief Investment Officer (since 2017) and Vice President (since 2016) of
●Dimensional Japan Ltd.
Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of
●Dimensional Cayman Commodity Fund I Ltd.
Director of
●Dimensional Funds plc (since 2014)
●Dimensional Fund II plc (since 2014)
●Dimensional Holdings Inc. (since 2017)
Formerly, Co-Chief Investment Officer of
●Dimensional Japan Ltd. (2016 – 2017)
●DFA Australia Limited (2014 – 2017)
Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of
●all the DFA Entities
Formerly, Vice President (2007 – 2017) of
●all the DFA Entities
Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of
●Dimensional Fund Advisors Canada ULC
Formerly, Director of
●Dimensional Fund Advisors Pte. Ltd. (2017)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this Form N-CSR, the registrant has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the registrant’s chief executive officer and chief financial and accounting officer.

(c) The registrant has not made any amendment to its code of ethics during the period covered by this Form N-CSR.

(d) The registrant has not granted any waivers from any provisions of its code of ethics during the period covered by this Form N-CSR.

(e) Not applicable.

(f) A copy of the registrant’s code of ethics is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees (the “Board”) has determined that the registrant has three members serving on the registrant’s Audit Committee that possess the attributes identified in Form N-CSR to qualify as an “audit committee financial expert.”

(a)(2) The audit committee financial experts are Bryan W. Brown, Harold M. Shefrin and Charles M. Roame. Each has been deemed to be “independent” as that term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The firm of PricewaterhouseCoopers LLP (“PwC”) serves as the independent registered public accounting firm for the registrant.

(a) Audit Fees.
For the fiscal years ended June 30, 2019 and June 30, 2018, the aggregate fees billed for professional services rendered by PwC for the audit of the registrant’s annual financial statements or for services that are normally provided by PwC in connection with statutory and regulatory filings or engagements were $280,100 and $280,100, respectively.

(b) Audit-Related Fees.
For the fiscal years ended June 30, 2019 and June 30, 2018, the aggregate fees billed for assurance and related services rendered by PwC that are reasonably related to the performance of the audit or review of the registrant’s financial statements and that are not reported under Audit Fees above were $2,000 and $2,200, respectively. Services for which fees in the Audit-Related Fees category are billed include PwC’s reasonable out-of-pocket expenses and ticket charges for booking travel related to conducting the audit.

For the twelve month periods ended June 30, 2019 and June 30, 2018, aggregate Audit-Related Fees billed by PwC that were required to be approved by the registrant’s Audit Committee for audit-related services rendered to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (the “Affiliated Service Providers”) that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(c) Tax Fees.
For the fiscal years ended June 30, 2019 and June 30, 2018, the aggregate fees billed for tax compliance, tax advice and tax planning by PwC were $64,400 and $62,400, respectively. Services for which fees in the Tax Fees category are billed include PwC’s review of the registrant’s U.S. federal income tax returns and the required state corporate income tax returns, as well as PwC’s review of excise tax distribution calculations.

For the twelve month periods ended June 30, 2019 and June 30, 2018, the aggregate Tax Fees billed by PwC that were required to be approved by the registrant’s Audit Committee for tax compliance, tax advice and tax planning services rendered on behalf of Affiliated Service Providers that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(d) All Other Fees.
For the fiscal years ended June 30, 2019 and June 30, 2018, the aggregate fees billed by PwC to the registrant for all services other than services reported under Audit Fees, Audit-Related Fees, and Tax Fees were $13,990 and $20,455, respectively. Services for which fees in this category were billed include serving as a required tax consultant in India for SA Emerging Markets Value Fund.

For the twelve month periods ended June 30, 2019 and June 30, 2018, the aggregate fees in this category billed by PwC that were required to be approved by the registrant’s Audit Committee for services rendered on behalf of Affiliated Service Providers that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(e)(1) Audit Committee’s Pre-Approval Policies and Procedures.
The registrant’s Audit Committee has the sole authority to pre-approve all audit and non-audit services to be provided by PwC to the registrant, subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)B of the Securities Exchange Act of 1934, as amended (“Exchange Act”). Pre-approval of audit and non-audit services is not required if the engagement to render the services is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. The Audit Committee has not established such policies and procedures.

(e)(2) Percentage of Services.
None of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ended June 30, 2019 and June 30, 2018, aggregate non-audit fees billed by PwC for services rendered to the registrant were $64,400 and $62,400, respectively.

For the twelve month periods ended June 30, 2019 and June 30, 2018, aggregate non-audit fees billed by PwC for services rendered to the Affiliated Service Providers were $0 and $0, respectively.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
P.L.C.	Public Limited Company
SA	Special Assessment
ST	Special Tax

Investment Footnotes
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.
†	See Note B to Financial Statements.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2019

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company	$4,910,259,656
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company	2,875,327,440
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	2,210,404,044
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company	1,317,777,915
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company	1,110,593,323
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$12,424,362,378

†	See Security Valuation Note within the Notes to Schedules of Investments.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

As of June 30, 2019, International Small Company Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	345	09/20/19	$50,095,822	$50,787,450	$691,628
Total Futures Contracts			$50,095,822	$50,787,450	$691,628

Summary of the Portfolio’s Master Fund’s investments as of June 30, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$12,424,362,378	—	—	$12,424,362,378
Futures Contracts**	691,628	—	—	691,628
TOTAL	$12,425,054,006	—	—	$12,425,054,006

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.
1

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2019

(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.8%)
COMMUNICATION SERVICES — (2.7%)
	Adways, Inc.	14,000	$42,012
	Aeria, Inc.	15,800	124,661
#	Akatsuki, Inc.	26,400	1,428,536
# *	AlphaPolis Co., Ltd.	13,800	366,343
	Amuse, Inc.	7,198	166,088
#	AOI TYO Holdings, Inc.	166,231	1,061,920
	Asahi Broadcasting Group Holdings Corp.	72,200	478,434
	Asahi Net, Inc.	87,400	594,127
#	Ateam, Inc.	94,800	1,004,042
*	Atrae, Inc.	36,800	865,822
	Avex, Inc.	286,800	3,644,503
*	Bengo4.com, Inc.	33,300	1,639,269
	Broccoli Co., Ltd.	2,700	32,447
# *	CareerIndex, Inc.	25,100	190,572
#	Carta Holdings, Inc.	88,500	1,076,044
#	Ceres, Inc.	24,900	440,459
	COLOPL, Inc.	27,700	167,831
*	COOKPAD, Inc.	228,500	653,713
# *	Cyberstep, Inc.	29,500	242,397
#	Dip Corp.	243,500	4,088,739
*	eBook Initiative Japan Co., Ltd.	9,100	185,668
#	Extreme Co., Ltd.	17,300	290,734
	F@N Communications, Inc.	368,300	1,921,569
	Faith, Inc.	60,910	569,372
	Freebit Co., Ltd.	69,000	762,576
	Full Speed, Inc.	41,900	217,155
	Gakken Holdings Co., Ltd.	38,900	1,835,192
#	Gree, Inc.	973,000	4,538,773
	Gurunavi, Inc.	219,500	1,360,741
#	Imagica Group, Inc.	118,100	685,756
	Intage Holdings, Inc.	260,600	2,279,468
	Internet Initiative Japan, Inc.	194,900	3,664,486
# *	Itokuro, Inc.	55,100	710,228
*	Kadokawa Dwango	265,816	3,605,677
#	Kamakura Shinsho, Ltd.	56,100	734,884
# *	KLab, Inc.	141,900	1,211,191
	LIFULL Co., Ltd.	462,800	2,151,909
#	Macromill, Inc.	249,000	2,999,278
	MarkLines Co., Ltd.	68,700	1,183,280
	Marvelous, Inc.	241,800	1,840,986
#	Members Co., Ltd.	45,500	822,047
	Mixi, Inc.	180,400	3,622,836
# *	Mobile Factory, Inc.	22,300	300,157
	MTI, Ltd.	192,600	1,366,733
*	Mynet, Inc.	17,800	118,396
	Okinawa Cellular Telephone Co.	86,400	2,742,882
	Proto Corp.	183,600	1,728,675
# *	Shobunsha Publications, Inc.	252,700	801,866
	SKY Perfect JSAT Holdings, Inc.	1,132,900	4,422,391
#	SoldOut, Inc.	6,300	134,371
# *	Synchro Food Co., Ltd.	47,900	251,870
	Toei Animation Co., Ltd.	54,100	2,516,118
	Toei Co., Ltd.	26,000	3,622,505
	Tohokushinsha Film Corp.	88,200	485,974

2

The Japanese Small Company Series
continued

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Tow Co., Ltd.	135,400	$970,586
	Tv Tokyo Holdings Corp.	103,500	2,252,519
*	Usen-Next Holdings Co., Ltd.	97,100	672,803
	ValueCommerce Co., Ltd.	107,000	2,461,739
*	V-Cube, Inc.	112,200	602,396
*	Vector, Inc.	206,200	1,975,456
*	Vision, Inc.	42,800	1,934,775
	Wowow, Inc.	44,100	1,086,851
*	Zappallas, Inc.	55,900	185,116
	Zenrin Co., Ltd.	287,150	5,082,724
	ZIGExN Co., Ltd.	445,600	3,276,095
TOTAL COMMUNICATION SERVICES			94,494,763

CONSUMER DISCRETIONARY — (17.7%)
	Adastria Co., Ltd.	150,440	3,224,848
# *	Adventure, Inc.	8,800	299,668
#	Aeon Fantasy Co., Ltd.	60,932	1,266,140
*	AGORA Hospitality Group Co., Ltd.	341,200	111,010
	Ahresty Corp.	152,800	791,791
	Aigan Co., Ltd.	86,100	194,296
	Ainavo Holdings Co., Ltd.	1,700	14,984
	Aisan Industry Co., Ltd.	273,500	1,735,712
*	Akebono Brake Industry Co., Ltd.	396,600	387,568
#	Alleanza Holdings Co., Ltd.	88,700	710,515
#	Alpen Co., Ltd.	132,500	1,878,680
	Alpha Corp.	52,600	590,830
	Amiyaki Tei Co., Ltd.	32,000	997,038
*	Anrakutei Co., Ltd.	1,300	59,097
	AOKI Holdings, Inc.	287,400	2,850,299
	Aoyama Trading Co., Ltd.	343,700	6,747,536
	Arata Corp.	102,100	3,484,107
	Arcland Sakamoto Co., Ltd.	228,600	2,800,600
#	Arcland Service Holdings Co., Ltd.	106,900	1,836,553
	Asahi Co., Ltd.	111,900	1,263,927
	Asante, Inc.	49,700	971,147
	Ashimori Industry Co., Ltd.	30,899	466,522
	ASKUL Corp.	32,900	705,044
#	Asti Corp.	20,800	338,250
#	Atom Corp.	738,900	6,550,003
	Atsugi Co., Ltd.	125,900	1,033,938
*	Aucfan Co., Ltd.	3,100	25,214
	Aucnet, Inc.	15,000	177,911
	Autobacs Seven Co., Ltd.	555,300	9,174,859
	Baroque Japan, Ltd.	96,500	796,655
*	Beaglee, Inc.	35,400	277,159
#	Beauty Garage, Inc.	17,400	254,842
	Beenos, Inc.	7,400	115,420
	Belluna Co., Ltd.	383,700	2,623,340
	Bic Camera, Inc.	31,200	306,691
	Bookoff Group Holdings, Ltd.	68,800	687,300
#	BRONCO BILLY Co., Ltd.	75,800	1,535,220
#	Can Do Co., Ltd.	67,900	1,004,898
	Central Automotive Products, Ltd.	85,400	1,455,021
	Central Sports Co., Ltd.	52,100	1,504,486
#	Chikaranomoto Holdings Co., Ltd.	35,400	236,467
	CHIMNEY Co., Ltd.	37,900	831,872
	Chiyoda Co., Ltd.	123,100	1,802,962
	Chofu Seisakusho Co., Ltd.	142,400	2,827,047
	Chori Co., Ltd.	82,100	1,309,194

3

The Japanese Small Company Series
continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Choushimaru Co., Ltd.	2,100	$22,012
	Chuo Spring Co., Ltd.	20,000	542,896
	Cleanup Corp.	149,800	766,389
	Coco’s Japan Co., Ltd.	57,700	795,558
	Colowide Co., Ltd.	309,800	5,940,475
	Corona Corp.	105,500	966,422
	Create Restaurants Holdings, Inc.	346,200	4,313,712
	Cross Plus, Inc.	9,800	57,016
	Daido Metal Co., Ltd.	312,200	1,922,222
	Daidoh, Ltd.	89,900	234,419
	Daikoku Denki Co., Ltd.	62,000	745,180
	Daikyonishikawa Corp.	271,700	2,164,166
	Dainichi Co., Ltd.	66,800	378,995
#	DCM Holdings Co., Ltd.	813,400	8,002,678
	DD Holdings Co., Ltd.	29,600	587,796
	Descente, Ltd.	182,100	3,209,209
	Doshisha Co., Ltd.	176,500	2,790,244
	Doutor Nichires Holdings Co., Ltd.	209,386	3,968,939
	Dynic Corp.	42,200	288,891
	Eagle Industry Co., Ltd.	202,100	1,976,165
#	EAT&Co, Ltd.	33,000	497,878
	EDION Corp.	552,600	5,146,158
*	Enigmo, Inc.	91,700	2,072,287
#	ES-Con Japan, Ltd.	194,100	1,206,947
	ESCRIT, Inc.	47,100	330,028
	ESTELLE Holdings Co., Ltd.	12,600	69,941
	Evolable Asia Corp.	40,500	886,365
	Exedy Corp.	225,100	4,727,029
	FCC Co., Ltd.	286,300	6,007,272
	Felissimo Corp.	21,200	202,941
	Fields Corp.	119,200	558,429
#	Fine Sinter Co., Ltd.	10,300	212,297
	First Juken Co., Ltd.	50,100	548,836
	First-corp, Inc.	43,100	312,356
	FJ Next Co., Ltd.	116,100	1,122,430
	Foster Electric Co., Ltd.	151,200	2,186,129
	France Bed Holdings Co., Ltd.	153,900	1,382,686
	F-Tech, Inc.	104,800	733,007
	Fuji Co., Ltd.	148,400	2,509,222
	Fuji Corp.	40,200	773,580
	Fuji Corp., Ltd.	200,800	1,356,843
#	Fuji Kyuko Co., Ltd.	104,500	3,772,951
	Fujibo Holdings, Inc.	77,700	1,677,314
	Fujikura Composites, Inc.	145,600	565,902
#	Fujio Food System Co., Ltd.	58,100	1,390,288
	Fujishoji Co., Ltd.	55,100	484,542
	Fujita Kanko, Inc.	58,300	1,463,314
	Fujitsu General, Ltd.	512,500	8,160,988
	FuKoKu Co., Ltd.	67,200	452,073
*	Funai Electric Co., Ltd.	133,100	970,831
	Furukawa Battery Co., Ltd. (The)	101,100	605,987
	Furyu Corp.	97,600	1,030,705
#	Futaba Industrial Co., Ltd.	441,000	2,418,295
	Gakkyusha Co., Ltd.	50,900	591,209
#	Genki Sushi Co., Ltd.	38,000	1,095,282
#	Geo Holdings Corp.	245,000	3,141,443
	Gfoot Co., Ltd.	98,100	584,498
	GLOBERIDE, Inc.	63,399	1,977,343
#	Gokurakuyu Holdings Co., Ltd.	82,500	429,880

4

The Japanese Small Company Series
continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Golf Digest Online, Inc.	71,200	$399,561
	Greens Co., Ltd.	28,800	406,359
	GSI Creos Corp.	31,592	345,339
	G-Tekt Corp.	141,000	1,998,775
	Gunze, Ltd.	121,100	5,220,880
	H2O Retailing Corp.	283,400	3,274,800
	Hagihara Industries, Inc.	99,300	1,210,557
#	Hakuyosha Co., Ltd.	13,600	358,742
#	Hamee Corp.	36,100	242,764
#	Handsman Co., Ltd.	40,600	453,240
	Happinet Corp.	123,800	1,521,071
#	Harada Industry Co., Ltd.	65,600	479,533
	Hard Off Corp. Co., Ltd.	69,200	432,518
	Haruyama Holdings, Inc.	57,900	427,271
	Heian Ceremony Service Co., Ltd.	8,300	68,110
	Hiday Hidaka Corp.	180,165	3,456,785
	HI-LEX Corp.	116,700	1,891,189
	Himaraya Co., Ltd.	35,900	278,337
#	Hinokiya Group Co., Ltd.	49,000	968,286
#	Hiramatsu, Inc.	266,500	869,843
	HIS Co., Ltd.	16,400	408,820
	H-One Co., Ltd.	144,500	1,030,078
	Honeys Holdings Co., Ltd.	123,740	1,362,146
#	Hoosiers Holdings	368,500	2,062,303
# *	Hotland Co., Ltd.	66,900	951,641
#	House Do Co., Ltd.	28,700	372,032
	HUB Co., Ltd.	33,900	369,349
	I K K, Inc.	66,200	424,549
	I.K Co., Ltd.	15,800	57,898
	IBJ, Inc.	57,900	484,823
	Ichibanya Co., Ltd.	117,158	5,215,084
	Ichikoh Industries, Ltd.	153,100	1,014,043
#	IDOM, Inc.	240,500	647,065
	IJTT Co., Ltd.	170,180	795,915
	Imasen Electric Industrial	128,100	1,098,359
# *	Istyle, Inc.	307,900	2,142,550
	Janome Sewing Machine Co., Ltd.	104,900	438,421
#	Japan Best Rescue System Co., Ltd.	95,600	1,270,274
	Japan Wool Textile Co., Ltd. (The)	375,600	2,937,377
#	JFLA Holdings, Inc.	106,300	366,254
	JINS, Inc.	107,700	5,997,032
#	Joban Kosan Co., Ltd.	44,899	674,601
	Jolly - Pasta Co., Ltd.	23,200	376,233
	Joshin Denki Co., Ltd.	133,200	2,635,888
	Joyful Honda Co., Ltd.	9,000	103,241
	JP-Holdings, Inc.	356,800	976,119
	JVC Kenwood Corp.	747,400	1,740,716
	Kappa Create Co., Ltd.	62,700	793,953
	Kasai Kogyo Co., Ltd.	204,200	1,504,440
	Kawai Musical Instruments Manufacturing Co., Ltd.	37,400	1,093,418
	Keihin Corp.	340,100	4,880,063
	Keiyo Co., Ltd.	282,600	1,215,852
	KFC Holdings Japan, Ltd.	69,400	1,285,016
	King Co., Ltd.	47,900	269,092
	Kintetsu Department Store Co., Ltd.	61,400	1,819,851
	Ki-Star Real Estate Co., Ltd.	50,600	772,344
*	KNT-CT Holdings Co., Ltd.	78,700	980,808
	Kohnan Shoji Co., Ltd.	171,100	3,563,646
*	Kojima Co., Ltd.	251,600	1,112,435

5

The Japanese Small Company Series
continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Komatsu Matere Co., Ltd.	231,000	$1,730,976
	KOMEDA Holdings Co., Ltd.	384,600	7,258,358
	Komehyo Co., Ltd.	53,500	490,634
	Komeri Co., Ltd.	245,500	5,029,474
	Konaka Co., Ltd.	160,206	601,451
	Koshidaka Holdings Co., Ltd.	258,600	3,645,113
	Kourakuen Holdings Corp.	82,400	2,120,442
	KU Holdings Co., Ltd.	127,700	1,022,320
#	Kura Sushi, Inc.	83,700	3,576,571
	Kurabo Industries, Ltd.	126,500	2,261,720
	Kushikatsu Tanaka Holdings Co.	12,100	228,212
*	KYB Corp.	153,900	4,349,397
	Kyoritsu Maintenance Co., Ltd.	94,762	4,437,007
#	Kyoto Kimono Yuzen Co., Ltd.	29,100	94,109
# *	Laox Co., Ltd.	153,800	457,583
	LEC, Inc.	184,500	1,975,657
# *	LIKE Kidsnext Co., Ltd.	43,600	394,554
*	Litalico, Inc.	36,800	643,280
	LIXIL VIVA Corp.	176,800	2,053,302
	Look Holdings, Inc.	36,700	433,685
	Mamiya-Op Co., Ltd.	32,700	276,618
	Mars Group Holdings Corp.	96,500	1,772,929
#	Maruzen CHI Holdings Co., Ltd.	113,100	397,252
	Matsuya Co., Ltd.	165,400	1,313,971
	Matsuyafoods Holdings Co., Ltd.	73,300	2,225,842
	Media Do Holdings Co., Ltd.	37,400	1,053,409
	Meiko Network Japan Co., Ltd.	163,100	1,445,750
	Meiwa Estate Co., Ltd.	89,900	458,438
	Mikuni Corp.	174,900	602,071
	Misawa Homes Co., Ltd.	131,500	1,232,779
	Mitsuba Corp.	217,290	1,331,066
	Mizuno Corp.	147,900	3,353,309
#	Monogatari Corp. (The)	40,800	3,259,531
	Morito Co., Ltd.	114,300	837,109
	MRK Holdings, Inc.	15,300	24,608
	MrMax Holdings, Ltd.	176,100	726,353
	Murakami Corp.	30,000	652,948
	Musashi Seimitsu Industry Co., Ltd.	380,200	4,898,531
	Nafco Co., Ltd.	47,500	646,334
	Nagawa Co., Ltd.	49,000	2,294,182
*	Naigai Co., Ltd.	21,500	91,770
	Nakayamafuku Co., Ltd.	72,300	369,809
	Nextage Co., Ltd.	211,200	2,136,312
	NHK Spring Co., Ltd.	125,200	967,865
	Nichirin Co., Ltd.	69,660	973,090
	Nihon Eslead Corp.	59,800	880,955
	Nihon House Holdings Co., Ltd.	312,800	1,209,957
	Nihon Plast Co., Ltd.	122,500	779,688
	Nihon Tokushu Toryo Co., Ltd.	87,400	1,136,139
	Nikki Co., Ltd.	2,100	39,248
	Nippon Felt Co., Ltd.	77,600	323,400
	Nippon Piston Ring Co., Ltd.	46,000	594,120
	Nippon Seiki Co., Ltd.	357,100	6,137,193
	Nippon View Hotel Co., Ltd.	41,400	520,821
	Nishikawa Rubber Co., Ltd.	31,700	503,119
	Nishimatsuya Chain Co., Ltd.	372,800	2,884,748
	Nissan Shatai Co., Ltd.	530,700	5,170,761
	Nissan Tokyo Sales Holdings Co., Ltd.	174,100	440,224
	Nissin Kogyo Co., Ltd.	316,900	4,367,795

6

The Japanese Small Company Series
continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Nittan Valve Co., Ltd.	93,500	$254,515
	Nojima Corp.	228,900	3,743,877
	Ohashi Technica, Inc.	73,600	969,919
	Ohsho Food Service Corp.	108,000	6,332,167
#*	Oisix ra daichi, Inc.	63,300	867,994
	Onward Holdings Co., Ltd.	825,300	4,558,647
#	Ootoya Holdings Co., Ltd.	39,600	787,935
*	Open Door, Inc.	69,400	1,801,492
#*	Otsuka Kagu, Ltd.	70,200	155,977
#	Ozu Corp.	23,700	368,723
	Pacific Industrial Co., Ltd.	372,500	5,367,434
	PAL GROUP Holdings Co., Ltd.	82,400	2,493,965
#	PAPYLESS Co., Ltd.	34,600	619,662
	Parco Co., Ltd.	153,800	1,549,501
	Paris Miki Holdings, Inc.	180,100	559,209
	PC Depot Corp.	223,881	889,865
	People Co., Ltd.	19,600	198,792
#	Pepper Food Service Co., Ltd.	70,600	1,149,414
#	PIA Corp.	35,500	1,528,078
	Piolax, Inc.	225,200	3,943,021
	Plenus Co., Ltd.	151,700	2,474,327
	Press Kogyo Co., Ltd.	619,600	2,815,441
#	Pressance Corp.	281,800	3,877,058
	Raccoon Holdings, Inc.	87,200	512,625
	Regal Corp.	1,500	34,122
	Renaissance, Inc.	93,100	1,523,052
#*	Renown, Inc.	345,000	323,222
#	Resol Holdings Co., Ltd.	16,799	594,019
	Resorttrust, Inc.	368,000	5,645,139
	Rhythm Watch Co., Ltd.	53,800	693,726
	Riberesute Corp.	60,400	445,304
#	Ride On Express Holdings Co., Ltd.	52,500	578,670
	Right On Co., Ltd.	106,825	716,332
	Riken Corp.	69,100	2,643,858
#	Ringer Hut Co., Ltd.	176,100	3,645,622
	Riso Kyoiku Co., Ltd.	688,700	2,886,127
	Round One Corp.	525,500	6,681,697
#	Royal Holdings Co., Ltd.	224,700	5,557,216
*	Royal Hotel, Ltd. (The)	2,100	34,223
	Sac’s Bar Holdings, Inc.	138,350	1,259,348
#	Saizeriya Co., Ltd.	228,500	4,969,488
	Sakai Ovex Co., Ltd.	30,999	497,727
	San Holdings, Inc.	31,100	687,786
*	Sanden Holdings Corp.	97,400	487,164
#	Sanei Architecture Planning Co., Ltd.	80,900	1,150,150
	Sangetsu Corp.	349,650	6,441,736
	Sankyo Seiko Co., Ltd.	247,400	1,192,612
	Sanoh Industrial Co., Ltd.	193,000	824,214
	Sanyei Corp.	4,300	124,482
	Sanyo Electric Railway Co., Ltd.	127,298	2,475,331
	Sanyo Housing Nagoya Co., Ltd.	79,600	660,389
	Sanyo Shokai, Ltd.	100,699	1,435,328
	Scroll Corp.	206,200	635,608
#	Seiko Holdings Corp.	217,781	4,446,656
	Seiren Co., Ltd.	380,600	5,310,336
#*	Senshukai Co., Ltd.	230,700	573,558
	Seria Co., Ltd.	17,000	393,219
	SFP Holdings Co., Ltd.	67,100	1,122,057
#*	Shidax Corp.	143,400	344,953

7

The Japanese Small Company Series
continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Shikibo, Ltd.	65,500	$586,936
	Shimachu Co., Ltd.	290,000	6,756,804
	Shimojima Co., Ltd.	45,000	450,981
	Shoei Co., Ltd.	92,700	3,695,728
	Showa Corp.	399,000	5,389,943
	Snow Peak, Inc.	57,900	772,980
	SNT Corp.	233,800	688,936
	Soft99 Corp.	83,400	732,827
	Sotoh Co., Ltd.	47,400	423,865
	Space Value Holdings Co., Ltd.	235,300	1,104,961
	SPK Corp.	22,200	493,373
	SRS Holdings Co., Ltd.	111,600	1,033,099
	St Marc Holdings Co., Ltd.	125,700	2,680,217
	Starts Corp., Inc.	267,400	6,313,445
	Step Co., Ltd.	64,000	863,347
	Studio Alice Co., Ltd.	64,700	1,222,226
*	Studio Atao Co., Ltd.	1,000	11,307
#	Suminoe Textile Co., Ltd.	39,100	1,073,059
	Sumitomo Riko Co., Ltd.	293,300	2,295,810
	Suncall Corp.	132,600	621,209
#	Sushiro Global Holdings, Ltd.	55,600	3,322,279
#	Syuppin Co., Ltd.	122,600	924,510
	T RAD Co., Ltd.	49,000	865,997
#	Tachikawa Corp.	73,900	914,394
	Tachi-S Co., Ltd.	226,340	2,913,955
	Taiho Kogyo Co., Ltd.	120,900	928,874
	Takashimaya Co., Ltd.	268,900	2,951,049
#	Take And Give Needs Co., Ltd.	65,910	660,823
#	Takihyo Co., Ltd.	36,100	601,660
#	Tama Home Co., Ltd.	129,600	1,293,856
	Tamron Co., Ltd.	134,200	2,752,317
	Tbk Co., Ltd.	163,200	589,616
	Tear Corp.	60,900	357,392
	Temairazu, Inc.	8,500	257,956
	Tenpos Holdings Co., Ltd.	33,300	644,094
	T-Gaia Corp.	160,300	3,036,526
	Tigers Polymer Corp.	87,800	461,331
#*	TKP Corp.	9,900	452,595
	Toa Corp.	187,600	2,236,641
	Toabo Corp.	52,099	220,139
	Tokai Rika Co., Ltd.	218,300	3,608,254
	Token Corp.	50,050	2,831,390
*	Tokyo Base Co., Ltd.	98,400	752,209
	Tokyo Dome Corp.	667,400	6,315,625
	Tokyo Individualized Educational Institute, Inc.	98,900	853,033
#	Tokyo Radiator Manufacturing Co., Ltd.	24,300	225,803
	Tokyotokeiba Co., Ltd.	89,900	2,764,165
#	Tokyu Recreation Co., Ltd.	20,700	945,951
	Tomy Co., Ltd.	685,193	7,989,172
	Topre Corp.	263,500	4,390,811
#	Toridoll Holdings Corp.	157,500	3,014,688
#	Torikizoku Co., Ltd.	42,500	884,300
#	Tosho Co., Ltd.	124,000	3,149,412
#	Toyo Tire Corp.	208,900	2,754,367
	TPR Co., Ltd.	171,400	2,920,852
	TS Tech Co., Ltd.	38,900	1,062,557
	TSI Holdings Co., Ltd.	507,795	3,047,730
#	Tsukada Global Holdings, Inc.	109,700	605,594
	Tsukamoto Corp. Co., Ltd.	19,000	185,096

8

The Japanese Small Company Series
continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Tsutsumi Jewelry Co., Ltd.	57,100	$1,003,378
#*	Umenohana Co., Ltd.	22,200	521,356
	Unipres Corp.	314,000	5,171,623
	United Arrows, Ltd.	177,600	5,552,535
*	Unitika, Ltd.	460,900	1,657,625
#*	VIA Holdings, Inc.	155,400	855,598
	Village Vanguard Co., Ltd.	38,600	340,723
#*	Visionary Holdings Co., Ltd.	501,100	186,331
	VT Holdings Co., Ltd.	611,700	2,388,682
	Wacoal Holdings Corp.	242,400	6,298,526
	Waseda Academy Co., Ltd.	27,000	193,641
	WATAMI Co., Ltd.	177,900	2,365,841
	Watts Co., Ltd.	59,800	376,581
	Weds Co., Ltd.	14,500	75,269
#	Xebio Holdings Co., Ltd.	202,000	2,302,647
	Yachiyo Industry Co., Ltd.	54,900	332,523
#	Yagi & Co., Ltd.	18,600	277,512
	Yamato International, Inc.	119,800	458,463
#	Yasunaga Corp.	54,500	715,627
	Yellow Hat, Ltd.	261,800	3,503,466
	Yomiuri Land Co., Ltd.	31,800	1,465,976
	Yondoshi Holdings, Inc.	132,420	3,045,982
	Yorozu Corp.	150,500	1,890,575
	Yossix Co., Ltd.	22,600	526,956
#	Yume No Machi Souzou Iinkai Co., Ltd.	123,400	1,814,610
	Yutaka Giken Co., Ltd.	8,700	138,059
#	Zojirushi Corp.	285,400	3,052,450
TOTAL CONSUMER DISCRETIONARY			625,531,859

CONSUMER STAPLES — (7.0%)
#	Aeon Hokkaido Corp.	256,300	1,739,128
	AFC-HD AMS Life Science Co., Ltd.	51,100	311,184
	Albis Co., Ltd.	38,700	828,055
	Arcs Co., Ltd.	332,000	6,631,136
	Artnature, Inc.	130,100	761,235
	Axial Retailing, Inc.	121,300	4,179,467
	Belc Co., Ltd.	82,600	4,028,686
#	Bourbon Corp.	50,700	794,694
	Bull-Dog Sauce Co., Ltd.	1,500	31,121
	Cawachi, Ltd.	43,300	804,417
	C’BON COSMETICS Co., Ltd.	9,200	198,277
	Chubu Shiryo Co., Ltd.	175,100	1,987,133
	Chuo Gyorui Co., Ltd.	9,800	240,781
	cocokara fine, Inc.	149,160	7,774,571
#	Como Co., Ltd.	2,600	55,602
#	Cota Co., Ltd.	84,221	894,941
	Create SD Holdings Co., Ltd.	189,800	4,466,828
	Daikokutenbussan Co., Ltd.	45,600	1,454,272
	Delica Foods Holdings Co., Ltd.	31,100	425,766
	DyDo Group Holdings, Inc.	73,000	3,139,801
	Earth Corp.	15,300	684,980
	Ebara Foods Industry, Inc.	25,800	503,625
	Eco’s Co., Ltd.	54,000	696,487
	Ensuiko Sugar Refining Co., Ltd.	86,200	169,695
	Feed One Co., Ltd.	968,940	1,677,603
*	First Baking Co., Ltd.	12,000	109,465
	Fujicco Co., Ltd.	152,300	2,882,233
	Fujiya Co., Ltd.	75,700	1,369,393
	G-7 Holdings, Inc.	44,800	1,257,843

9

The Japanese Small Company Series
continued

		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Genky DrugStores Co., Ltd.	56,700	$1,365,009
#	HABA Laboratories, Inc.	16,100	1,246,764
#	Hagoromo Foods Corp.	19,500	467,779
	Halows Co., Ltd.	59,300	1,219,712
	Hayashikane Sangyo Co., Ltd.	29,400	183,404
	Heiwado Co., Ltd.	235,500	4,183,505
#	Hokkaido Coca-Cola Bottling Co., Ltd.	18,699	643,866
	Hokuto Corp.	189,700	3,202,022
#	Ichimasa Kamaboko Co., Ltd.	40,600	410,962
	Imuraya Group Co., Ltd.	59,000	1,123,015
	Inageya Co., Ltd.	170,500	2,120,290
	Itochu-Shokuhin Co., Ltd.	36,200	1,561,309
	Itoham Yonekyu Holdings, Inc.	73,500	501,486
	Iwatsuka Confectionery Co., Ltd.	4,900	178,829
	Japan Meat Co., Ltd.	76,100	1,252,545
	J-Oil Mills, Inc.	75,900	2,739,301
	Kadoya Sesame Mills, Inc.	14,900	542,252
	Kakiyasu Honten Co., Ltd.	65,000	1,244,212
	Kameda Seika Co., Ltd.	93,700	4,194,627
#	Kaneko Seeds Co., Ltd.	41,300	498,878
#	Kanemi Co., Ltd.	5,400	155,609
	Kansai Super Market, Ltd.	88,800	895,928
	Kato Sangyo Co., Ltd.	188,000	5,719,472
	Kenko Mayonnaise Co., Ltd.	93,700	1,954,521
	Key Coffee, Inc.	138,900	2,719,856
	Kirindo Holdings Co., Ltd.	47,900	763,906
#	Kitanotatsujin Corp.	378,400	1,975,781
	Kotobuki Spirits Co., Ltd.	159,100	7,488,589
	Kyokuyo Co., Ltd.	70,399	1,875,824
#	Lacto Japan Co., Ltd.	30,400	1,004,716
	Life Corp.	151,600	3,053,601
	Mandom Corp.	132,000	3,200,791
	Marudai Food Co., Ltd.	157,300	2,958,983
	Maruha Nichiro Corp.	124,307	3,652,892
	Maxvalu Nishinihon Co., Ltd.	22,500	357,648
#	Maxvalu Tokai Co., Ltd.	49,300	903,972
	Medical System Network Co., Ltd.	169,200	830,890
	Megmilk Snow Brand Co., Ltd.	195,700	4,297,404
#	Meito Sangyo Co., Ltd.	66,200	861,030
#	Milbon Co., Ltd.	168,752	8,189,551
	Ministop Co., Ltd.	116,300	1,673,654
	Mitsubishi Shokuhin Co., Ltd.	119,600	3,142,181
	Mitsui Sugar Co., Ltd.	126,370	2,614,847
	Miyoshi Oil & Fat Co., Ltd.	48,100	468,727
	Morinaga Milk Industry Co., Ltd.	250,300	9,911,058
	Morozoff, Ltd.	20,400	939,671
	Nagatanien Holdings Co., Ltd.	83,000	1,610,564
	Nakamuraya Co., Ltd.	27,700	1,044,125
	Natori Co., Ltd.	68,500	997,413
	Nichimo Co., Ltd.	17,000	271,535
	Nihon Chouzai Co., Ltd.	52,760	1,633,583
	Niitaka Co., Ltd.	2,860	37,929
	Nippon Beet Sugar Manufacturing Co., Ltd.	70,900	1,324,339
	Nippon Flour Mills Co., Ltd.	425,300	6,810,816
	Nishimoto Co., Ltd.	6,100	205,825
	Nisshin Oillio Group, Ltd. (The)	201,900	5,661,618
	Nissin Sugar Co., Ltd.	117,300	2,002,679
	Nitto Fuji Flour Milling Co., Ltd.	8,100	435,594
	Noevir Holdings Co., Ltd.	23,200	1,273,272

10

The Japanese Small Company Series
continued

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Oenon Holdings, Inc.	444,900	$1,426,026
	OIE Sangyo Co., Ltd.	20,900	251,607
	Okuwa Co., Ltd.	180,900	1,785,963
#	Olympic Group Corp.	62,300	383,030
	OUG Holdings, Inc.	19,400	465,394
	Pickles Corp.	28,800	626,161
	Plant Co., Ltd.	29,100	210,988
	Prima Meat Packers, Ltd.	228,000	4,356,229
	Qol Holdings Co., Ltd.	162,900	2,508,433
	Retail Partners Co., Ltd.	111,200	1,227,196
	Riken Vitamin Co., Ltd.	80,200	2,512,918
	Rock Field Co., Ltd.	149,800	1,963,118
	Rokko Butter Co., Ltd.	92,800	1,577,623
	S Foods, Inc.	135,462	4,605,261
#	S&B Foods, Inc.	42,798	1,598,209
#	Sagami Rubber Industries Co., Ltd.	63,300	1,033,546
#	San-A Co., Ltd.	141,200	5,649,565
	Sapporo Holdings, Ltd.	289,500	6,102,237
	Sato Foods Co., Ltd.	800	27,265
	Satudora Holdings Co., Ltd.	1,300	22,535
	Shinobu Foods Products Co., Ltd.	1,600	10,152
#	Shoei Foods Corp.	83,600	2,595,552
	Showa Sangyo Co., Ltd.	145,400	4,077,206
	Sogo Medical Holdings Co., Ltd.	131,900	2,058,248
	ST Corp.	7,600	118,876
	Starzen Co., Ltd.	54,400	2,111,391
	Toho Co., Ltd.	55,000	1,016,162
	Tohto Suisan Co., Ltd.	18,099	432,429
#	Torigoe Co., Ltd. (The)	105,400	837,363
	Toyo Sugar Refining Co., Ltd.	15,700	145,770
	Transaction Co., Ltd.	92,400	783,594
	United Super Markets Holdings, Inc.	441,700	3,874,733
	Uoriki Co., Ltd.	7,100	98,618
	Valor Holdings Co., Ltd.	281,600	5,860,742
	Warabeya Nichiyo Holdings Co., Ltd.	101,560	1,567,833
#	Watahan & Co., Ltd.	46,000	1,042,543
	Yaizu Suisankagaku Industry Co., Ltd.	62,100	621,354
#	Yakuodo Co., Ltd.	81,300	1,798,416
#	YA-MAN, Ltd.	177,800	1,465,895
	Yamatane Corp.	67,600	862,293
	Yamaya Corp.	28,500	563,844
	Yamazawa Co., Ltd.	11,000	167,157
	Yaoko Co., Ltd.	4,000	181,299
	Yokohama Reito Co., Ltd.	359,400	3,333,734
	Yomeishu Seizo Co., Ltd.	51,100	933,824
#	Yuasa Funashoku Co., Ltd.	14,300	490,276
	Yutaka Foods Corp.	3,900	59,215
TOTAL CONSUMER STAPLES			249,340,403

ENERGY — (0.9%)
#	BP Castrol K.K.	52,100	662,084
	Cosmo Energy Holdings Co., Ltd.	71,200	1,613,631
	Fuji Kosan Co., Ltd.	33,100	333,950
	Fuji Oil Co., Ltd.	286,600	703,077
	Itochu Enex Co., Ltd.	377,700	3,032,503
	Japan Oil Transportation Co., Ltd.	16,600	436,978
	Japan Petroleum Exploration Co., Ltd.	288,200	6,702,172
	Mitsuuroko Group Holdings Co., Ltd.	208,600	1,514,740
	Modec, Inc.	128,800	3,648,249
11

The Japanese Small Company Series
continued

		Shares	Value»
ENERGY — (Continued)
	Nippon Coke & Engineering Co., Ltd.	718,300	$607,711
	Sala Corp.	356,800	1,920,252
	San-Ai Oil Co., Ltd.	398,400	3,874,335
#	Shinko Plantech Co., Ltd.	328,800	3,864,075
	Sinanen Holdings Co., Ltd.	57,200	971,848
	Toa Oil Co., Ltd.	51,700	883,522
#	Toyo Kanetsu K.K.	63,200	1,208,691
TOTAL ENERGY			31,977,818

FINANCIALS — (8.1%)
	77 Bank, Ltd. (The)	471,152	6,945,968
	Advance Create Co., Ltd.	41,800	672,694
	Aichi Bank, Ltd. (The)	72,200	2,476,886
*	Aiful Corp.	2,481,200	5,078,563
#	Aizawa Securities Co., Ltd.	271,900	1,568,519
#	Akatsuki Corp.	112,400	326,062
	Akita Bank, Ltd. (The)	116,540	2,206,861
#	Anicom Holdings, Inc.	141,000	5,053,980
	Aomori Bank, Ltd. (The)	142,900	3,506,680
#	Asax Co., Ltd.	9,300	48,362
	Awa Bank, Ltd. (The)	255,400	6,129,097
	Bank of Iwate, Ltd. (The)	119,900	3,120,722
#	Bank of Kochi, Ltd. (The)	52,700	367,756
	Bank of Nagoya, Ltd. (The)	96,830	3,056,873
	Bank of Okinawa, Ltd. (The)	166,360	5,074,466
	Bank of Saga, Ltd. (The)	113,500	1,627,051
	Bank of the Ryukyus, Ltd.	225,680	2,413,444
#	Bank of Toyama, Ltd. (The)	13,000	309,518
	Chiba Kogyo Bank, Ltd. (The)	408,600	1,011,129
	Chugoku Bank, Ltd. (The)	336,400	2,970,836
	Chukyo Bank, Ltd. (The)	81,500	1,679,180
	Daishi Hokuetsu Financial Group, Inc.	293,700	7,535,291
	Daito Bank, Ltd. (The)	62,800	319,935
	DSB Co., Ltd.	61,300	284,674
	eGuarantee, Inc.	219,900	2,646,157
	Ehime Bank, Ltd. (The)	245,200	2,374,541
	Entrust, Inc.	21,000	102,204
	FIDEA Holdings Co., Ltd.	1,258,300	1,343,985
	Financial Products Group Co., Ltd.	497,600	4,117,122
#	First Bank of Toyama, Ltd. (The)	285,900	799,951
#	First Brothers Co., Ltd.	43,700	398,524
	Fukui Bank, Ltd. (The)	173,300	2,257,184
	Fukushima Bank, Ltd. (The)	204,100	474,607
	Fuyo General Lease Co., Ltd.	150,600	8,592,572
#	GCA Corp.	145,500	929,606
#	GMO Financial Holdings, Inc.	269,900	1,593,185
	Gunma Bank, Ltd. (The)	281,600	987,854
	Hirose Tusyo, Inc.	20,800	357,028
	Hiroshima Bank, Ltd. (The)	1,201,800	5,801,813
	Hokkoku Bank, Ltd. (The)	175,200	4,938,165
	Hokuhoku Financial Group, Inc.	923,400	9,621,583
	Hyakugo Bank, Ltd. (The)	1,680,509	5,205,129
	Hyakujushi Bank, Ltd. (The)	168,100	3,368,729
	IBJ Leasing Co., Ltd.	217,200	5,448,764
	Ichiyoshi Securities Co., Ltd.	303,300	2,054,373
	IwaiCosmo Holdings, Inc.	148,600	1,635,429
	Iyo Bank, Ltd. (The)	226,800	1,147,482
#	J Trust Co., Ltd.	505,700	2,270,767
	Jaccs Co., Ltd.	181,100	3,612,772

12

The Japanese Small Company Series
continued

		Shares	Value»
FINANCIALS — (Continued)
	Jafco Co., Ltd.	241,100	$8,857,653
*	Japan Asia Investment Co., Ltd.	127,300	355,338
#	Japan Investment Adviser Co., Ltd.	75,600	1,261,150
	Japan Securities Finance Co., Ltd.	828,500	4,233,218
	Jimoto Holdings, Inc.	1,028,500	917,702
	Juroku Bank, Ltd. (The)	234,500	4,784,577
	Kansai Mirai Financial Group, Inc.	23,453	150,644
	Keiyo Bank, Ltd. (The)	786,200	4,606,440
	Kita-Nippon Bank, Ltd. (The)	53,706	844,987
	Kiyo Bank, Ltd. (The)	475,090	6,061,532
#	Kosei Securities Co., Ltd. (The)	33,999	210,898
	Kyokuto Securities Co., Ltd.	190,900	1,554,462
	Kyushu Financial Group, Inc.	418,827	1,660,056
	Kyushu Leasing Service Co., Ltd.	29,500	164,629
*	M&A Capital Partners Co., Ltd.	34,700	1,881,569
#	Marusan Securities Co., Ltd.	404,100	2,099,926
#	Mercuria Investment Co., Ltd.	81,600	584,119
#	Michinoku Bank, Ltd. (The)	325,398	4,973,584
	Mito Securities Co., Ltd.	424,800	770,885
	Miyazaki Bank, Ltd. (The)	125,900	2,820,987
#	Monex Group, Inc.	1,353,000	4,785,133
#	Money Partners Group Co., Ltd.	149,100	410,621
	Musashino Bank, Ltd. (The)	243,000	4,598,239
	Nagano Bank, Ltd. (The)	58,399	970,068
	Nanto Bank, Ltd. (The)	193,700	4,210,002
	NEC Capital Solutions, Ltd.	72,000	1,196,251
	Newton Financial Consulting, Inc.	3,300	58,134
	Nishi-Nippon Financial Holdings, Inc.	839,100	6,050,971
	North Pacific Bank, Ltd.	2,218,700	5,284,496
#	OAK Capital Corp.	354,100	454,841
	Ogaki Kyoritsu Bank, Ltd. (The)	287,300	6,318,361
	Oita Bank, Ltd. (The)	94,099	2,640,596
	Okasan Securities Group, Inc.	1,129,300	4,140,930
	Orient Corp.	65,200	69,726
	Ricoh Leasing Co., Ltd.	110,300	3,365,931
	San ju San Financial Group, Inc.	126,510	1,740,662
	San-In Godo Bank, Ltd. (The)	1,033,700	6,634,249
	Sawada Holdings Co., Ltd.	150,600	1,126,810
	Senshu Ikeda Holdings, Inc.	1,953,300	3,613,377
	# Shiga Bank, Ltd. (The)	338,200	7,868,880
	Shikoku Bank, Ltd. (The)	408,400	3,426,309
	Shimane Bank, Ltd. (The)	29,800	199,788
	Shimizu Bank, Ltd. (The)	48,600	817,710
#	Sparx Group Co., Ltd.	693,300	1,468,604
	Strike Co., Ltd.	39,000	732,813
#	Taiko Bank, Ltd. (The)	41,100	637,112
	Tochigi Bank, Ltd. (The)	813,600	1,307,981
	Toho Bank, Ltd. (The)	1,414,800	3,368,341
	Tohoku Bank, Ltd. (The)	70,400	677,992
	Tokai Tokyo Financial Holdings, Inc.	1,635,800	5,008,090
	Tokyo Kiraboshi Financial Group, Inc.	234,538	3,691,757
	Tomato Bank, Ltd.	54,500	518,259
	TOMONY Holdings, Inc.	974,950	3,281,172
	Tottori Bank, Ltd. (The)	67,800	873,276
	Towa Bank, Ltd. (The)	167,100	1,064,298
	Toyo Securities Co., Ltd.	513,300	563,781
	Tsukuba Bank, Ltd.	284,400	446,885
	Yamagata Bank, Ltd. (The)	203,500	3,047,953
	Yamaguchi Financial Group, Inc.	152,000	1,040,216

13

The Japanese Small Company Series
continued

		Shares	Value»
FINANCIALS — (Continued)
	Yamanashi Chuo Bank, Ltd. (The)	248,700	$2,683,335
TOTAL FINANCIALS			285,052,379

HEALTH CARE — (4.8%)
#	Advantage Risk Management Co., Ltd.	38,800	250,851
	As One Corp.	40,368	3,358,635
	ASKA Pharmaceutical Co., Ltd.	181,500	2,120,734
	Biofermin Pharmaceutical Co., Ltd.	28,000	585,968
	BML, Inc.	202,200	5,752,477
#	Carenet, Inc.	25,600	160,163
#	Charm Care Corp. KK	36,700	569,195
	CMIC Holdings Co., Ltd.	86,100	1,636,839
	Create Medic Co., Ltd.	44,100	375,264
	Daiken Medical Co., Ltd.	118,800	679,464
	Daito Pharmaceutical Co., Ltd.	86,580	2,659,586
#	Dvx, Inc.	45,800	338,212
	Eiken Chemical Co., Ltd.	239,400	3,798,655
	Elan Corp.	105,700	1,744,305
#	EM Systems Co., Ltd.	139,300	2,135,118
	EPS Holdings, Inc.	256,900	3,997,491
	Falco Holdings Co., Ltd.	67,300	1,059,213
#	FINDEX, Inc.	119,200	975,490
	Fuji Pharma Co., Ltd.	120,400	1,558,949
	Fukuda Denshi Co., Ltd.	56,100	3,775,011
	Fuso Pharmaceutical Industries, Ltd.	48,000	827,938
	Hogy Medical Co., Ltd.	155,200	4,591,782
	I’rom Group Co., Ltd.	31,800	456,135
	Iwaki & Co., Ltd.	196,300	897,553
*	Japan Animal Referral Medical Center Co., Ltd.	13,900	279,252
#	Japan Lifeline Co., Ltd.	462,300	7,510,313
	Japan Medical Dynamic Marketing, Inc.	109,400	1,461,535
	JCR Pharmaceuticals Co., Ltd.	20,300	1,186,266
	Jeol, Ltd.	264,800	5,934,582
	JMS Co., Ltd.	90,957	585,572
	Kanamic Network Co., Ltd.	40,600	845,144
	Kawasumi Laboratories, Inc.	93,180	626,299
	Kissei Pharmaceutical Co., Ltd.	209,800	5,251,265
	KYORIN Holdings, Inc.	270,900	4,803,446
	Linical Co., Ltd.	84,500	784,423
	Mani, Inc.	98,100	6,312,817
*	Medical Data Vision Co., Ltd.	152,500	1,863,048
#	Medius Holdings Co., Ltd.	75,300	477,513
#*	MedPeer, Inc.	40,000	529,499
	Menicon Co., Ltd.	197,600	6,523,969
	Miraca Holdings, Inc.	472,500	10,766,337
#	Mizuho Medy Co., Ltd.	26,200	563,867
	Mochida Pharmaceutical Co., Ltd.	80,798	3,444,970
	N Field Co., Ltd.	63,000	412,235
	Nagaileben Co., Ltd.	5,400	118,647
	Nakanishi, Inc.	199,300	3,664,759
	NichiiGakkan Co., Ltd.	289,200	4,224,401
	Nichi-iko Pharmaceutical Co., Ltd.	366,450	4,014,560
#	Nikkiso Co., Ltd.	420,800	5,622,834
	Nippon Chemiphar Co., Ltd.	17,100	455,380
	Nipro Corp.	39,000	433,364
	Nissui Pharmaceutical Co., Ltd.	94,200	1,052,584
	Paramount Bed Holdings Co., Ltd.	149,800	5,714,452
#*	Pharma Foods International Co., Ltd.	39,600	177,508
	Rion Co., Ltd.	65,300	1,232,509

14

The Japanese Small Company Series
continued

		Shares	Value»
HEALTH CARE — (Continued)
#	Seed Co., Ltd.	94,700	$967,075
	Seikagaku Corp.	256,300	2,947,191
	Shin Nippon Biomedical Laboratories, Ltd.	127,300	827,194
	Ship Healthcare Holdings, Inc.	52,300	2,262,542
	Shofu, Inc.	69,200	878,533
	Software Service, Inc.	24,900	2,413,818
	Solasto Corp.	349,200	3,048,421
	St-Care Holding Corp.	93,200	404,649
	Techno Medica Co., Ltd.	27,800	547,596
	Toho Holdings Co., Ltd.	170,200	3,819,014
	Tokai Corp.	160,800	3,411,211
	Torii Pharmaceutical Co., Ltd.	114,500	2,760,843
	Towa Pharmaceutical Co., Ltd.	216,000	5,498,108
	Tsukui Corp.	422,300	2,019,368
	Uchiyama Holdings Co., Ltd.	26,400	133,952
	UNIMAT Retirement Community Co., Ltd.	27,300	431,460
#	Value HR Co., Ltd.	23,200	708,249
#	Vital KSK Holdings, Inc.	329,400	3,124,790
*	Wakamoto Pharmaceutical Co., Ltd.	112,300	269,770
	WIN-Partners Co., Ltd.	125,700	1,339,898
TOTAL HEALTH CARE			168,992,060

INDUSTRIALS — (29.5%)
	A&A Material Corp.	26,000	245,605
	Abist Co., Ltd.	22,400	529,374
	Advan Co., Ltd.	197,900	1,948,042
#	Advanex, Inc.	22,099	347,836
	Aeon Delight Co., Ltd.	98,700	2,922,638
	Aichi Corp.	266,400	1,723,483
	Aida Engineering, Ltd.	353,300	2,737,035
	Airtech Japan, Ltd.	22,000	116,412
	AIT Corp.	76,300	697,782
	Ajis Co., Ltd.	31,200	923,325
#	Alconix Corp.	169,400	2,242,962
	Alinco, Inc.	99,200	893,235
	Alps Logistics Co., Ltd.	111,600	788,094
	Altech Co., Ltd.	10,900	21,624
#	Altech Corp.	138,270	2,111,639
	Anest Iwata Corp.	248,900	2,220,873
#*	Arrk Corp.	606,500	569,449
	Asahi Diamond Industrial Co., Ltd.	371,600	2,270,433
	Asahi Kogyosha Co., Ltd.	30,100	815,986
#	Asanuma Corp.	51,700	1,669,946
#	Asukanet Co., Ltd.	66,800	887,044
	Asunaro Aoki Construction Co., Ltd.	135,400	1,018,735
	Bando Chemical Industries, Ltd.	261,100	2,472,469
	BayCurrent Consulting, Inc.	100,800	3,897,191
	Bell System24 Holdings, Inc.	266,700	3,695,418
	Br Holdings Corp.	194,000	599,949
#	Bunka Shutter Co., Ltd.	430,700	3,269,961
#	Canare Electric Co., Ltd.	23,500	410,185
	Career Design Center Co., Ltd.	33,900	496,235
	Central Glass Co., Ltd.	238,300	5,308,224
#	Central Security Patrols Co., Ltd.	53,200	2,466,346
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	107,200	1,319,957
	Chiyoda Integre Co., Ltd.	78,300	1,440,245
	Chodai Co., Ltd.	3,900	26,266
	Chudenko Corp.	236,200	4,917,817
	Chugai Ro Co., Ltd.	44,000	661,201

15

The Japanese Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (Continued)
#	Chuo Warehouse Co., Ltd.	18,200	$173,841
#	CKD Corp.	398,200	4,060,583
	CMC Corp.	14,600	332,728
	Comany, Inc.	4,700	64,418
#	Cosel Co., Ltd.	175,000	1,871,173
	Creek & River Co., Ltd.	72,100	797,879
	CTI Engineering Co., Ltd.	83,400	1,164,077
	CTS Co., Ltd.	197,400	1,256,648
	Dai-Dan Co., Ltd.	114,900	2,460,550
	Daido Kogyo Co., Ltd.	46,800	364,122
#	Daihatsu Diesel Manufacturing Co., Ltd.	124,100	782,889
#	Daihen Corp.	160,000	4,606,053
	Daiho Corp.	132,300	3,320,256
#	Dai-Ichi Cutter Kogyo K.K.	25,300	412,220
	Daiichi Jitsugyo Co., Ltd.	66,200	1,895,733
#	Daiichi Kensetsu Corp.	29,000	451,435
#	Daiki Axis Co., Ltd.	51,700	409,049
*	Daikokuya Holdings Co., Ltd.	138,700	39,918
	Daiohs Corp.	18,400	236,726
	Daiseki Co., Ltd.	302,863	7,593,556
	Daiseki Eco. Solution Co., Ltd.	46,559	270,700
	Daisue Construction Co., Ltd.	59,100	508,372
	Daiwa Industries, Ltd.	240,700	2,511,159
	Denyo Co., Ltd.	124,600	1,681,424
#	DMG Mori Co., Ltd.	574,200	9,250,065
	DMW Corp.	4,800	93,910
	Duskin Co., Ltd.	346,300	9,124,142
	Ebara Jitsugyo Co., Ltd.	43,300	799,709
	EF-ON, Inc.	100,120	745,797
	Eidai Co., Ltd.	214,300	651,992
	Endo Lighting Corp.	26,300	179,839
	en-japan, Inc.	81,000	3,170,385
	Enshu, Ltd.	36,099	380,327
	EPCO Co., Ltd.	28,000	303,643
	ERI Holdings Co., Ltd.	1,500	13,293
	Escrow Agent Japan, Inc.	171,400	415,022
	F&M Co., Ltd.	41,700	465,760
*	FDK Corp.	47,198	388,651
#	Freund Corp.	83,900	674,814
	Fudo Tetra Corp.	126,080	1,532,820
#	Fuji Corp.	484,400	6,178,564
	Fuji Die Co., Ltd.	61,100	336,332
	Fuji Furukawa Engineering & Construction Co., Ltd.	1,200	19,945
	Fujikura, Ltd.	1,953,600	7,374,310
#	Fujimak Corp.	12,600	91,523
	Fujisash Co., Ltd.	677,400	542,717
	Fujitec Co., Ltd.	527,900	6,917,198
	Fukuda Corp.	75,000	3,189,721
	Fukushima Industries Corp.	97,600	3,217,214
	Fukuvi Chemical Industry Co., Ltd.	10,600	55,400
	Fukuyama Transporting Co., Ltd.	57,557	2,086,592
	FULLCAST Holdings Co., Ltd.	140,900	3,006,118
	Funai Soken Holdings, Inc.	308,470	7,484,363
	Furukawa Co., Ltd.	238,200	3,096,890
	Furukawa Electric Co., Ltd.	38,900	1,144,552
	Furusato Industries, Ltd.	66,800	878,250
#	Futaba Corp.	268,000	3,502,009
	G Three Holdings Corp.	2,520	7,336
	Gakujo Co., Ltd.	27,600	305,327

16

The Japanese Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Gecoss Corp.	100,700	$889,429
	Giken, Ltd.	90,100	2,828,503
	Glory, Ltd.	315,755	8,356,386
	Grace Technology, Inc.	54,300	1,313,450
	GS Yuasa Corp.	316,699	6,123,353
	Hamakyorex Co., Ltd.	132,900	4,695,166
	Hanwa Co., Ltd.	285,000	7,647,594
	Hashimoto Sogyo Holdings Co., Ltd.	4,070	58,119
	Hazama Ando Corp.	1,528,900	10,234,324
#	Helios Techno Holdings Co., Ltd.	138,300	800,879
	Hibiya Engineering, Ltd.	144,700	2,522,397
	Hirakawa Hewtech Corp.	81,000	908,594
#	Hirano Tecseed Co., Ltd.	70,400	1,093,829
	Hirata Corp.	53,700	3,131,724
	Hisaka Works, Ltd.	163,300	1,320,816
	Hitachi Zosen Corp.	1,274,979	4,684,614
	Hito Communications Holdings, Inc.	50,900	846,417
	Hoden Seimitsu Kako Kenkyusho Co., Ltd.	30,300	263,684
	Hokuetsu Industries Co., Ltd.	162,700	1,832,421
	Hokuriku Electrical Construction Co., Ltd.	81,500	660,063
	Hosokawa Micron Corp.	55,000	2,326,005
	Howa Machinery, Ltd.	59,700	470,619
	HyAS&Co, Inc.	30,100	82,203
	Ichikawa Co., Ltd.	1,000	14,879
	Ichiken Co., Ltd.	35,400	544,714
	Ichinen Holdings Co., Ltd.	157,800	1,633,153
	Idec Corp.	230,200	4,336,689
	Ihara Science Corp.	50,800	628,787
	Iino Kaiun Kaisha, Ltd.	650,500	2,172,672
	Inaba Denki Sangyo Co., Ltd.	201,800	8,483,148
	Inaba Seisakusho Co., Ltd.	68,100	894,938
	Inabata & Co., Ltd.	337,600	4,331,499
#	Insource Co., Ltd.	45,100	1,079,663
	Interworks, Inc.	8,400	56,439
#	Inui Global Logistics Co., Ltd.	146,080	1,135,717
#	IR Japan Holdings, Ltd.	61,000	1,474,506
	Iseki & Co., Ltd.	147,000	2,085,937
#	Ishii Iron Works Co., Ltd.	11,000	201,891
*	Ishikawa Seisakusho, Ltd.	1,200	16,274
#	Isolite Insulating Products Co., Ltd.	48,000	202,370
	Itoki Corp.	252,700	1,034,006
	Iwaki Co., Ltd.	32,400	323,761
	Iwasaki Electric Co., Ltd.	35,800	420,955
	Iwatani Corp.	293,300	10,191,005
	JAC Recruitment Co., Ltd.	104,400	2,468,749
	Jalux, Inc.	44,600	1,138,834
	Jamco Corp.	73,100	1,432,952
	Japan Asia Group, Ltd.	189,000	588,790
	Japan Elevator Service Holdings Co., Ltd.	138,100	3,508,060
	Japan Foundation Engineering Co., Ltd.	134,500	419,881
	Japan Pulp & Paper Co., Ltd.	84,400	2,812,511
	Japan Steel Works, Ltd. (The)	389,200	6,527,561
	Japan Transcity Corp.	271,200	1,193,275
	JK Holdings Co., Ltd.	111,140	576,116
#*	JMC Corp.	6,800	120,308
	Juki Corp.	235,300	2,179,325
	Kamei Corp.	172,600	1,797,720
	Kanaden Corp.	135,500	1,635,425
	Kanagawa Chuo Kotsu Co., Ltd.	42,300	1,458,374

17

The Japanese Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Kanamoto Co., Ltd.	243,500	$6,313,796
	Kandenko Co., Ltd.	286,200	2,396,222
	Kanematsu Corp.	644,825	7,161,091
	Katakura Industries Co., Ltd.	182,800	2,188,549
	Kato Works Co., Ltd.	61,100	1,141,848
	KAWADA TECHNOLOGIES, Inc.	47,300	3,542,275
	Kawagishi Bridge Works Co., Ltd.	11,700	263,053
	Kawanishi Warehouse Co., Ltd.	1,700	16,474
	Kawasaki Kinkai Kisen Kaisha, Ltd.	9,599	239,933
#*	Kawasaki Kisen Kaisha, Ltd.	684,200	8,384,202
	Kawata Manufacturing Co., Ltd.	28,600	278,172
	Keihin Co., Ltd.	24,900	279,027
	KFC, Ltd.	7,800	125,635
	Kimura Chemical Plants Co., Ltd.	107,500	356,046
	Kimura Unity Co., Ltd.	21,000	207,633
#	King Jim Co., Ltd.	105,700	800,184
*	Kinki Sharyo Co., Ltd. (The)	26,999	440,969
	Kintetsu World Express, Inc.	293,300	3,836,886
	Kitagawa Corp.	57,700	1,127,720
	Kitano Construction Corp.	26,172	627,328
#	Kito Corp.	160,700	2,488,379
	Kitz Corp.	623,900	4,378,025
	Kobayashi Metals, Ltd.	7,900	22,898
*	Kobe Electric Railway Co., Ltd.	35,399	1,295,382
#	Kobelco Eco-Solutions Co., Ltd.	21,399	355,147
	Koike Sanso Kogyo Co., Ltd.	14,500	313,694
#	Kokusai Co., Ltd.	51,600	310,647
	Kokuyo Co., Ltd.	274,725	3,853,781
	KOMAIHALTEC, Inc.	24,900	393,563
	Komatsu Wall Industry Co., Ltd.	53,500	892,033
	Komori Corp.	396,800	4,318,535
	Kondotec, Inc.	129,900	1,111,112
	Konoike Transport Co., Ltd.	202,500	3,193,936
*	Kosaido Co., Ltd.	212,900	1,266,541
#	Kozo Keikaku Engineering, Inc.	20,700	422,084
	KRS Corp.	46,500	844,123
	Kumagai Gumi Co., Ltd.	299,100	8,867,431
#	Kuroda Precision Industries, Ltd.	16,300	130,959
	Kyodo Printing Co., Ltd.	52,000	1,309,349
	Kyokuto Boeki Kaisha, Ltd.	45,000	607,434
	Kyokuto Kaihatsu Kogyo Co., Ltd.	237,800	2,966,330
	Kyoritsu Printing Co., Ltd.	199,200	322,212
#	Like Co., Ltd.	63,200	809,466
#	Link And Motivation, Inc.	210,200	1,186,485
	Lonseal Corp.	13,900	217,931
	Maeda Corp.	336,000	2,698,439
	Maeda Kosen Co., Ltd.	135,500	2,489,875
	Maeda Road Construction Co., Ltd.	245,700	5,180,224
	Maezawa Industries, Inc.	25,300	84,963
	Maezawa Kasei Industries Co., Ltd.	95,100	929,183
	Maezawa Kyuso Industries Co., Ltd.	74,400	1,328,901
	Makino Milling Machine Co., Ltd.	177,900	7,214,981
	Marufuji Sheet Piling Co., Ltd.	11,800	242,181
	Maruka Corp.	43,700	783,956
	Marumae Co., Ltd.	26,300	175,769
#	Maruwa Unyu Kikan Co., Ltd.	74,700	3,302,227
	Maruyama Manufacturing Co., Inc.	27,900	288,004
	Maruzen Co., Ltd.	67,300	1,453,741
	Maruzen Showa Unyu Co., Ltd.	78,400	2,492,659

18

The Japanese Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Matching Service Japan Co., Ltd.	52,000	$760,732
	Matsuda Sangyo Co., Ltd.	100,082	1,371,665
	Matsui Construction Co., Ltd.	146,300	832,836
	Max Co., Ltd.	206,800	3,001,649
	Meidensha Corp.	277,110	4,343,639
	Meiji Electric Industries Co., Ltd.	54,800	721,986
	Meiji Shipping Co., Ltd.	111,000	317,607
	Meisei Industrial Co., Ltd.	297,400	1,984,618
	Meitec Corp.	216,400	11,135,512
	Meiwa Corp.	170,200	582,410
#	Mesco, Inc.	29,800	264,843
	METAWATER Co., Ltd.	79,600	2,466,095
	Mie Kotsu Group Holdings, Inc.	391,400	2,090,915
#	Mirait Holdings Corp.	586,235	8,699,893
	Mitani Corp.	73,800	3,833,933
	Mitani Sangyo Co., Ltd.	135,600	351,416
	Mitsubishi Kakoki Kaisha, Ltd.	44,100	704,125
	Mitsubishi Logisnext Co., Ltd.	204,400	2,173,896
#	Mitsubishi Pencil Co., Ltd.	83,600	1,342,636
	Mitsuboshi Belting, Ltd.	166,400	2,945,800
*	Mitsui E&S Holdings Co., Ltd.	639,200	5,913,012
	Mitsui Matsushima Holdings Co., Ltd.	65,700	820,606
	Mitsui-Soko Holdings Co., Ltd.	173,600	2,504,569
	Mitsumura Printing Co., Ltd.	9,300	169,453
	Miyaji Engineering Group, Inc.	41,518	674,144
	Mori-Gumi Co., Ltd.	69,500	209,708
	Morita Holdings Corp.	224,500	3,935,819
#	Musashi Co., Ltd.	5,000	99,902
	NAC Co., Ltd.	76,500	669,646
	Nachi-Fujikoshi Corp.	111,500	4,622,659
	Nadex Co., Ltd.	40,600	321,381
	Nagase & Co., Ltd.	269,700	4,054,373
#	Naigai Trans Line, Ltd.	42,000	464,507
	Nakabayashi Co., Ltd.	108,600	536,135
#	Nakakita Seisakusho Co., Ltd.	3,700	100,342
	Nakamoto Packs Co., Ltd.	38,500	527,789
	Nakanishi Manufacturing Co., Ltd.	5,700	59,236
	Nakano Corp.	108,100	429,096
	Nakano Refrigerators Co., Ltd.	200	11,689
#	Namura Shipbuilding Co., Ltd.	420,428	1,179,053
	Narasaki Sangyo Co., Ltd.	25,400	391,071
	Nexyz Group Corp.	58,000	1,167,433
*	Nice Holdings, Inc.	50,900	246,279
	Nichias Corp.	480,100	8,653,309
	Nichiban Co., Ltd.	81,800	1,633,972
	Nichiden Corp.	99,600	1,730,125
	Nichiha Corp.	213,280	5,960,456
	Nichireki Co., Ltd.	192,500	1,784,281
#	Nihon Dengi Co., Ltd.	30,200	789,826
	Nihon Flush Co., Ltd.	64,200	1,487,050
	Nikkato Corp.	53,000	317,612
	Nikko Co., Ltd.	36,100	929,944
	Nikkon Holdings Co., Ltd.	385,300	8,859,116
	Nippi, Inc.	11,900	351,269
	Nippon Air Conditioning Services Co., Ltd.	202,100	1,298,433
#	Nippon Carbon Co., Ltd.	74,000	2,852,348
#	Nippon Concept Corp.	40,400	479,562
	Nippon Densetsu Kogyo Co., Ltd.	272,400	5,474,021
	Nippon Dry-Chemical Co., Ltd.	4,300	44,038

19

The Japanese Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Nippon Filcon Co., Ltd.	13,100	$59,644
	Nippon Hume Corp.	165,600	1,062,172
	Nippon Kanzai Co., Ltd.	77,200	1,308,672
#	Nippon Koei Co., Ltd.	85,900	1,891,686
	Nippon Parking Development Co., Ltd., Class C	1,511,300	2,388,270
	Nippon Rietec Co., Ltd.	9,300	122,892
	Nippon Road Co., Ltd. (The)	51,100	2,872,906
	Nippon Seisen Co., Ltd.	24,300	576,320
#*	Nippon Sharyo, Ltd.	54,899	1,354,479
	Nippon Sheet Glass Co., Ltd.	772,500	5,273,925
	Nippon Steel Trading Corp.	117,460	4,848,052
	Nippon Thompson Co., Ltd.	398,800	1,804,836
	Nippon Tungsten Co., Ltd.	6,699	128,683
	Nishimatsu Construction Co., Ltd.	398,600	7,701,766
	Nishi-Nippon Railroad Co., Ltd.	185,600	3,965,092
	Nishio Rent All Co., Ltd.	138,000	3,907,444
#	Nissei ASB Machine Co., Ltd.	63,900	1,531,207
#	Nissei Corp.	38,900	447,445
	Nissei Plastic Industrial Co., Ltd.	169,000	1,480,764
#	Nisshinbo Holdings, Inc.	972,780	7,457,720
	Nissin Corp.	109,100	1,794,241
	Nissin Electric Co., Ltd.	384,200	4,203,953
	Nitta Corp.	160,700	4,544,572
	Nitto Boseki Co., Ltd.	200,000	4,238,253
	Nitto Kogyo Corp.	195,500	3,746,513
	Nitto Kohki Co., Ltd.	80,100	1,570,941
	Nitto Seiko Co., Ltd.	198,900	1,031,053
	Nittoc Construction Co., Ltd.	170,600	919,206
	Nittoku Engineering Co., Ltd.	1,400	39,269
	NJS Co., Ltd.	42,800	669,899
#	nms Holdings Co.	44,200	153,809
	Noda Corp.	145,800	1,027,158
	Nomura Co., Ltd.	637,600	7,980,482
	Noritake Co., Ltd.	74,500	3,131,817
	Noritz Corp.	220,100	2,636,323
#	NS Tool Co., Ltd.	61,700	1,226,233
	NS United Kaiun Kaisha, Ltd.	67,800	1,398,057
	NTN Corp.	2,991,500	8,917,048
	Obara Group, Inc.	90,600	3,076,330
	Ochi Holdings Co., Ltd.	8,900	97,999
	Odawara Engineering Co., Ltd.	6,500	124,699
	Odelic Co., Ltd.	27,800	1,003,071
#	Ohba Co., Ltd.	84,000	468,432
	Ohmoto Gumi Co., Ltd.	4,100	191,745
	Oiles Corp.	177,470	2,603,573
	Okabe Co., Ltd.	291,100	2,539,236
	Okada Aiyon Corp.	38,600	448,554
	Okamoto Machine Tool Works, Ltd.	21,699	502,623
	Okamura Corp.	475,200	4,758,211
#	OKK Corp.	28,700	201,478
	OKUMA Corp.	105,400	5,435,313
	Okumura Corp.	247,480	7,584,156
	Onoken Co., Ltd.	128,700	1,638,435
	Organo Corp.	53,300	1,776,419
	Oriental Consultants Holdings Co., Ltd.	5,400	93,448
	Origin Co., Ltd.	26,700	358,856
	OSG Corp.	243,700	4,819,609
	OSJB Holdings Corp.	1,031,600	2,551,553
	Outsourcing, Inc.	724,600	8,840,209

20

The Japanese Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Oyo Corp.	165,400	$1,671,941
#	Paraca, Inc.	37,900	703,841
	Parker Corp.	34,000	152,251
*	Pasco Corp.	7,800	58,540
	Pasona Group, Inc.	134,000	1,876,207
	Pegasus Sewing Machine Manufacturing Co., Ltd.	150,600	789,069
	Penta-Ocean Construction Co., Ltd.	1,583,500	7,781,904
#*	Phil Co., Inc.	8,900	267,646
	Prestige International, Inc.	400,100	5,957,855
	Pronexus, Inc.	124,000	1,284,691
	PS Mitsubishi Construction Co., Ltd.	243,400	1,351,838
	Punch Industry Co., Ltd.	107,900	564,198
	Quick Co., Ltd.	77,900	1,126,444
	Raito Kogyo Co., Ltd.	308,600	3,947,937
#	Rasa Corp.	63,200	467,671
	Relia, Inc.	236,700	2,781,036
	Rheon Automatic Machinery Co., Ltd.	152,100	2,601,842
	Rix Corp.	17,100	231,721
#*	Rozetta Corp.	22,800	770,036
	Ryobi, Ltd.	178,440	3,377,931
	S LINE Co., Ltd.	23,800	212,582
	Sakai Heavy Industries, Ltd.	24,500	581,518
	Sakai Moving Service Co., Ltd.	86,600	5,110,039
*	Sanix, Inc.	134,800	287,461
	Sanki Engineering Co., Ltd.	337,700	3,919,561
	Sanko Gosei, Ltd.	139,300	414,766
	Sanko Metal Industrial Co., Ltd.	17,700	394,392
	Sankyo Tateyama, Inc.	210,300	2,305,376
#	Sanoyas Holdings Corp.	159,500	325,164
#	Sansei Technologies, Inc.	88,000	993,865
	Sansha Electric Manufacturing Co., Ltd.	66,700	523,800
	Sanyo Denki Co., Ltd.	39,900	1,605,093
	Sanyo Engineering & Construction, Inc.	78,500	499,864
	Sanyo Industries, Ltd.	9,900	163,553
	Sanyo Trading Co., Ltd.	80,000	1,754,136
	Sata Construction Co., Ltd.	91,299	323,035
	Sato Holdings Corp.	214,300	5,451,662
	Sato Shoji Corp.	93,000	761,286
	Sawafuji Electric Co., Ltd.	1,900	30,633
	SBS Holdings, Inc.	149,200	2,109,821
#	SEC Carbon, Ltd.	10,900	1,000,212
#	Secom Joshinetsu Co., Ltd.	33,600	1,097,754
#	Seibu Electric & Machinery Co., Ltd.	10,300	75,130
	Seika Corp.	67,000	812,118
	Seikitokyu Kogyo Co., Ltd.	208,430	1,232,134
	Sekisui Jushi Corp.	223,200	4,378,301
	Senko Group Holdings Co., Ltd.	900,100	7,121,768
	Senshu Electric Co., Ltd.	54,200	1,355,023
	Shibusawa Warehouse Co., Ltd. (The)	62,200	959,876
	Shibuya Corp.	99,400	2,714,457
#	Shima Seiki Manufacturing, Ltd.	211,500	6,228,031
	Shin Nippon Air Technologies Co., Ltd.	116,680	1,853,021
#	Shin-Keisei Electric Railway Co., Ltd.	41,099	758,350
	Shinki Bus Co., Ltd.	400	13,078
	Shinmaywa Industries, Ltd.	707,200	9,010,584
	Shinnihon Corp.	208,700	1,729,521
	Shinsho Corp.	36,300	768,519
	Shinwa Co., Ltd.	69,000	1,386,780
*	Shoko Co., Ltd.	44,400	262,010

21

The Japanese Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (Continued)
#	Showa Aircraft Industry Co., Ltd.	48,937	$598,880
#	SIGMAXYZ, Inc.	133,700	1,544,215
	Sinfonia Technology Co., Ltd.	173,200	1,990,880
	Sinko Industries, Ltd.	151,700	2,207,344
	Sintokogio, Ltd.	328,700	2,883,364
	SMS Co., Ltd.	455,300	10,701,728
	Soda Nikka Co., Ltd.	126,500	683,261
	Sodick Co., Ltd.	209,900	1,820,812
	Space Co., Ltd.	100,062	1,088,805
	S-Pool, Inc.	54,500	1,393,986
#	Star Micronics Co., Ltd.	263,600	3,411,562
	Subaru Enterprise Co., Ltd.	8,100	466,113
	Sugimoto & Co., Ltd.	70,500	1,339,198
#	Sumiseki Holdings, Inc.	476,200	571,476
	Sumitomo Densetsu Co., Ltd.	129,500	2,060,154
	Sumitomo Mitsui Construction Co., Ltd.	1,393,140	7,735,219
	Sumitomo Precision Products Co., Ltd.	21,184	546,993
	Sumitomo Warehouse Co., Ltd. (The)	473,900	6,060,507
	Suzumo Machinery Co., Ltd.	2,200	25,986
	SWCC Showa Holdings Co., Ltd.	98,700	754,502
#	Tacmina Corp.	14,200	250,929
	Tadano, Ltd.	825,100	8,642,112
	Taihei Dengyo Kaisha, Ltd.	121,700	2,455,002
	Taiheiyo Kouhatsu, Inc.	44,200	303,376
	Taikisha, Ltd.	184,900	5,600,557
	Taisei Oncho Co., Ltd.	13,300	235,351
	Takadakiko Co., Ltd.	7,500	174,587
	Takagi Seiko Corp.	2,300	54,452
	Takamatsu Construction Group Co., Ltd.	106,200	2,136,722
#	Takamatsu Machinery Co., Ltd.	41,800	336,402
	Takamiya Co., Ltd.	128,600	921,219
	Takano Co., Ltd.	60,100	426,763
	Takaoka Toko Co., Ltd.	58,620	657,732
#	Takara Printing Co., Ltd.	21,455	322,817
	Takara Standard Co., Ltd.	267,900	4,250,615
	Takasago Thermal Engineering Co., Ltd.	350,100	5,784,305
	Takashima & Co., Ltd.	26,600	412,772
	Takeei Corp.	162,900	1,372,622
	Takeuchi Manufacturing Co., Ltd.	289,400	5,202,130
#	Takigami Steel Construction Co., Ltd. (The)	5,300	246,412
	Takisawa Machine Tool Co., Ltd.	45,100	588,085
	Takuma Co., Ltd.	303,000	3,771,789
#	Tanabe Engineering Corp.	39,500	266,007
	Tanseisha Co., Ltd.	268,249	3,119,251
	Tatsuta Electric Wire and Cable Co., Ltd.	317,600	1,408,861
	TECHNO ASSOCIE Co., Ltd.	56,800	670,945
	Techno Ryowa, Ltd.	71,390	519,188
	Techno Smart Corp.	49,500	314,455
	Teikoku Electric Manufacturing Co., Ltd.	127,100	1,498,513
	Teikoku Sen-I Co., Ltd.	118,600	2,325,558
	Tekken Corp.	97,800	2,715,724
	Tenox Corp.	22,500	169,936
	Teraoka Seisakusho Co., Ltd.	76,000	338,504
	Terasaki Electric Co., Ltd.	24,400	222,033
	Toa Corp.	117,000	1,769,583
	TOA ROAD Corp.	26,500	784,483
#	Toba, Inc.	9,800	275,755
	Tobishima Corp.	151,070	1,875,394
	Tocalo Co., Ltd.	474,700	3,478,719

22

The Japanese Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Toda Corp.	165,100	$915,332
	Toenec Corp.	58,600	1,689,882
#	Togami Electric Manufacturing Co., Ltd.	17,800	265,899
	TOKAI Holdings Corp.	743,300	6,301,559
	Tokai Lease Co., Ltd.	19,300	299,890
	Tokyo Energy & Systems, Inc.	184,200	1,557,366
#	Tokyo Keiki, Inc.	66,022	590,226
	Tokyo Sangyo Co., Ltd.	146,700	678,576
	Tokyu Construction Co., Ltd.	661,700	4,479,315
	Toli Corp.	289,200	642,439
	Tomoe Corp.	159,000	553,218
#	Tomoe Engineering Co., Ltd.	58,900	1,275,010
	Tonami Holdings Co., Ltd.	40,900	2,136,659
	Toppan Forms Co., Ltd.	366,900	2,890,870
	Torishima Pump Manufacturing Co., Ltd.	143,800	1,413,461
	Toshiba Machine Co., Ltd.	157,000	3,617,479
	Toshiba Plant Systems & Services Corp.	172,350	3,245,265
#	Tosho Printing Co., Ltd.	175,399	2,120,717
	Totech Corp.	57,000	1,188,114
	Totetsu Kogyo Co., Ltd.	193,200	5,262,333
	Totoku Electric Co., Ltd.	17,700	278,562
	Toyo Construction Co., Ltd.	595,000	2,330,648
	Toyo Denki Seizo K.K.	41,250	503,078
*	Toyo Engineering Corp.	221,078	1,044,978
#	Toyo Logistics Co., Ltd.	85,100	245,343
	Toyo Machinery & Metal Co., Ltd.	109,300	598,819
	Toyo Tanso Co., Ltd.	82,400	1,652,791
#	Toyo Wharf & Warehouse Co., Ltd.	41,300	523,955
	Trancom Co., Ltd.	56,800	3,282,286
#	Trinity Industrial Corp.	36,000	222,694
	Trusco Nakayama Corp.	154,100	3,307,511
#	Trust Tech, Inc.	154,200	2,198,478
	Tsubaki Nakashima Co., Ltd.	333,200	5,474,014
	Tsubakimoto Chain Co.	208,840	6,833,823
	Tsubakimoto Kogyo Co., Ltd.	28,800	858,508
	Tsudakoma Corp.	31,998	462,096
#	Tsugami Corp.	336,300	2,897,361
	Tsukishima Kikai Co., Ltd.	210,100	2,403,961
	Tsurumi Manufacturing Co., Ltd.	141,900	2,577,087
	Uchida Yoko Co., Ltd.	54,000	1,777,537
	Ueki Corp.	34,800	697,744
	Union Tool Co.	52,300	1,474,006
	Ushio, Inc.	799,700	10,333,148
#	UT Group Co., Ltd.	204,000	4,991,041
	Utoc Corp.	102,200	452,818
	Waida Manufacturing Co., Ltd.	4,300	53,150
	Wakachiku Construction Co., Ltd.	99,200	1,260,042
	Wakita & Co., Ltd.	294,800	2,858,819
	WDB Holdings Co., Ltd.	65,900	1,643,219
	Weathernews, Inc.	40,200	1,241,967
	Will Group, Inc.	101,200	842,308
	World Holdings Co., Ltd.	45,300	708,917
	Yahagi Construction Co., Ltd.	200,200	1,307,010
	YAMABIKO Corp.	256,528	2,236,798
	YAMADA Consulting Group Co., Ltd.	78,800	1,463,732
	Yamashina Corp.	224,200	139,618
#	Yamato Corp.	117,000	603,684
	Yamaura Corp.	46,400	355,700
	Yamazen Corp.	465,300	4,489,003

23

The Japanese Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Yasuda Logistics Corp.	122,200	$983,553
	Yokogawa Bridge Holdings Corp.	239,000	3,859,094
	Yondenko Corp.	27,360	691,008
	Yuasa Trading Co., Ltd.	128,600	3,600,803
	Yuken Kogyo Co., Ltd.	24,000	367,209
#	Yumeshin Holdings Co., Ltd.	362,700	2,595,623
	Yurtec Corp.	277,500	1,902,052
	Zaoh Co., Ltd.	22,400	277,235
#	Zenitaka Corp. (The)	19,600	804,195
	Zuiko Corp.	29,000	961,069
TOTAL INDUSTRIALS			1,042,125,595

INFORMATION TECHNOLOGY — (13.5%)
	A&D Co., Ltd.	141,000	1,037,172
#	Access Co., Ltd.	208,000	1,500,038
	Ad-sol Nissin Corp.	43,000	625,552
	Adtec Plasma Technology Co., Ltd.	30,700	209,970
	AGS Corp.	11,600	71,814
#	Ai Holdings Corp.	301,400	4,887,934
	Aichi Tokei Denki Co., Ltd.	18,900	729,918
	Aiphone Co., Ltd.	74,900	1,120,671
*	Allied Telesis Holdings K.K.	217,600	141,760
	Alpha Systems, Inc.	60,520	1,574,915
	Amano Corp.	297,600	8,236,105
	AOI Electronics Co., Ltd.	31,400	633,915
	Argo Graphics, Inc.	122,200	2,701,942
	Arisawa Manufacturing Co., Ltd.	214,900	1,773,786
	ArtSpark Holdings, Inc.	48,100	341,286
	Asahi Intelligence Service Co., Ltd.	1,300	12,760
#	Aval Data Corp.	25,400	401,851
#	Avant Corp.	54,500	1,023,285
*	Axell Corp.	44,900	258,187
	Azia Co., Ltd.	14,300	156,294
#	Billing System Corp.	20,000	202,724
#*	BrainPad, Inc.	7,200	429,495
	Broadleaf Co., Ltd.	722,700	3,579,705
	Business Brain Showa-Ota, Inc.	12,100	249,953
	CAC Holdings Corp.	94,200	1,314,361
	Canon Electronics, Inc.	147,700	2,485,344
	Capital Asset Planning, Inc.	13,200	166,077
	CDS Co., Ltd.	15,400	185,594
#*	Change, Inc.	10,000	229,198
	Chino Corp.	47,400	563,418
	Citizen Watch Co., Ltd.	884,800	4,552,859
#	CMK Corp.	392,800	2,293,195
	Computer Engineering & Consulting, Ltd.	173,300	3,825,858
	Computer Institute of Japan, Ltd.	102,900	960,747
	Comture Corp.	82,500	2,946,622
	CONEXIO Corp.	128,600	1,633,842
#	Core Corp.	44,500	671,564
	Cresco, Ltd.	41,200	1,325,650
*	CRI Middleware Co., Ltd.	6,400	132,479
#	Cube System, Inc.	58,300	425,795
#	Cyber Com Co., Ltd.	14,800	268,645
#	Cybernet Systems Co., Ltd.	49,900	285,619
	Cybozu, Inc.	141,600	1,606,829
	Dai-ichi Seiko Co., Ltd.	72,300	840,201
#	Daiko Denshi Tsushin, Ltd.	37,200	184,772
	Daishinku Corp.	64,099	678,134

24

The Japanese Small Company Series
continued

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Daitron Co., Ltd.	54,400	$623,143
	Daiwabo Holdings Co., Ltd.	137,900	6,590,485
	Denki Kogyo Co., Ltd.	75,300	2,225,549
	Densan System Co., Ltd.	50,300	1,539,088
#	Dexerials Corp.	469,900	3,036,475
	Digital Arts, Inc.	88,000	7,784,776
#	Digital Hearts Holdings Co., Ltd.	109,300	1,066,320
#	Digital Information Technologies Corp.	54,900	917,320
	DKK-Toa Corp.	22,400	175,797
	Double Standard, Inc.	9,300	373,765
	DTS Corp.	332,400	6,943,828
	Ebase Co., Ltd.	23,100	240,626
#	E-Guardian, Inc.	74,000	1,271,100
	Eizo Corp.	132,900	4,731,712
	Elecom Co., Ltd.	137,400	4,666,836
	Elematec Corp.	122,942	1,169,725
#	Enomoto Co., Ltd.	30,200	209,466
	Enplas Corp.	65,800	1,960,203
	ESPEC Corp.	166,000	3,620,957
	Excel Co., Ltd.	56,000	790,729
	Fenwal Controls of Japan, Ltd.	21,600	303,960
	Ferrotec Holdings Corp.	262,400	2,071,905
#*	FFRI, Inc.	20,500	933,074
	Fixstars Corp.	115,700	2,141,415
	Focus Systems Corp.	15,100	118,674
	Forval Corp.	52,300	433,763
#	Fronteo, Inc.	118,100	387,148
	FTGroup Co., Ltd.	67,000	921,288
	Fuji Soft, Inc.	42,500	1,868,467
	Fujitsu Frontech, Ltd.	88,800	830,016
	Fukui Computer Holdings, Inc.	48,600	1,127,089
	Furuno Electric Co., Ltd.	194,900	1,834,212
#	Furuya Metal Co., Ltd.	6,700	207,673
	Future Corp.	150,800	2,981,539
	Future Innovation Group, Inc.	11,900	33,831
#	Geomatec Co., Ltd.	29,900	210,348
	GL Sciences, Inc.	46,700	602,414
	GMO Cloud K.K.	16,800	473,088
#	GMO internet, Inc.	192,900	3,506,752
	GMO Pepabo, Inc.	5,000	166,593
*	Gunosy, Inc.	44,800	754,136
	Hagiwara Electric Holdings Co., Ltd.	51,100	1,337,309
	Hakuto Co., Ltd.	100,600	1,129,850
	Hibino Corp.	26,900	624,532
#	Hioki EE Corp.	69,700	2,267,886
	Hochiki Corp.	120,000	1,487,480
#	Hokuriku Electric Industry Co., Ltd.	48,200	427,491
#	Honda Tsushin Kogyo Co., Ltd.	113,800	515,786
	Hosiden Corp.	423,800	4,718,542
	Ibiden Co., Ltd.	135,178	2,375,080
#	Icom, Inc.	79,000	1,783,461
	ID Holdings Corp.	52,100	564,536
#	Ikegami Tsushinki Co., Ltd.	40,799	419,790
	Ines Corp.	166,100	1,771,290
	I-Net Corp.	80,390	880,358
	Infocom Corp.	188,000	4,295,055
	Infomart Corp.	593,100	9,295,779
	Information Services International-Dentsu, Ltd.	90,100	2,882,781
	Innotech Corp.	116,200	923,287

25

The Japanese Small Company Series
continued

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Intelligent Wave, Inc.	33,500	$277,058
#	Inter Action Corp.	27,600	378,370
#	I-O Data Device, Inc.	56,200	491,008
	Iriso Electronics Co., Ltd.	154,500	7,803,265
#	ISB Corp.	13,700	212,075
	Ishii Hyoki Co., Ltd.	1,600	7,250
*	ITbook Holdings Co., Ltd.	101,500	297,224
	Itfor, Inc.	161,600	1,237,763
	ITmedia, Inc.	20,400	104,936
	Iwatsu Electric Co., Ltd.	68,500	498,111
	Japan Aviation Electronics Industry, Ltd.	382,900	5,642,698
	Japan Cash Machine Co., Ltd.	154,800	1,587,710
#*	Japan Display, Inc.	3,483,900	2,310,423
	Japan Electronic Materials Corp.	51,800	246,362
	Japan Material Co., Ltd.	481,200	6,893,422
	Jastec Co., Ltd.	83,900	759,222
	JBCC Holdings, Inc.	117,800	1,593,252
#*	JIG-SAW, Inc.	26,700	1,434,531
	Justsystems Corp.	171,000	5,564,221
	Kaga Electronics Co., Ltd.	133,600	1,934,518
	Kanematsu Electronics, Ltd.	89,400	2,477,809
	KEL Corp.	27,900	205,045
#	Koa Corp.	165,300	2,151,234
	KSK Co., Ltd.	3,000	49,468
#	Kyoden Co., Ltd.	110,000	371,552
	Kyosan Electric Manufacturing Co., Ltd.	319,900	1,113,642
	Kyowa Electronic Instruments Co., Ltd.	142,900	549,318
#	LAC Co., Ltd.	100,100	1,627,888
	Lasertec Corp.	160,100	6,349,536
	Macnica Fuji Electronics Holdings, Inc.	389,750	5,180,232
	Mamezou Holdings Co., Ltd.	124,900	1,476,001
	Marubun Corp.	112,200	576,464
#	Maruwa Co., Ltd.	70,000	3,844,644
#	Maxell Holdings, Ltd.	396,400	5,436,984
	MCJ Co., Ltd.	537,300	3,946,712
	Megachips Corp.	112,800	1,427,622
#	Meiko Electronics Co., Ltd.	179,500	2,956,717
	Melco Holdings, Inc.	8,400	230,843
#*	Metaps, Inc.	12,800	146,262
	Micronics Japan Co., Ltd.	223,800	1,979,932
#	Mimaki Engineering Co., Ltd.	136,300	788,632
	Mimasu Semiconductor Industry Co., Ltd.	119,981	1,792,722
	Miraial Co., Ltd.	48,000	560,693
#	Miroku Jyoho Service Co., Ltd.	140,300	4,423,332
	Mitachi Co., Ltd.	17,900	118,797
	Mitsubishi Research Institute, Inc.	56,200	1,756,202
	Mitsui High-Tec, Inc.	184,400	2,027,014
	Mutoh Holdings Co., Ltd.	14,600	230,580
	Nagano Keiki Co., Ltd.	96,400	668,279
	Nakayo, Inc.	77,100	1,135,706
	NEC Networks & System Integration Corp.	176,700	4,510,388
	NF Corp.	22,500	410,983
	Nichicon Corp.	397,800	3,248,692
#*	Nihon Dempa Kogyo Co., Ltd.	119,200	549,893
	Nihon Denkei Co., Ltd.	31,800	433,066
#	Nippon Chemi-Con Corp.	83,600	1,228,232
#	Nippon Computer Dynamics Co., Ltd.	38,600	298,329
#	Nippon Information Development Co., Ltd.	12,600	155,653
#	Nippon Kodoshi Corp.	56,200	716,253

26

The Japanese Small Company Series
continued

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Nippon Signal Co., Ltd.	372,300	$4,332,571
	Nippon Systemware Co., Ltd.	55,400	1,341,412
#	Nissha Co., Ltd.	253,600	2,612,388
	Nohmi Bosai, Ltd.	167,400	3,581,927
#	Noritsu Koki Co., Ltd.	154,700	3,026,130
	NSD Co., Ltd.	293,480	8,496,894
	NuFlare Technology, Inc.	35,300	2,173,414
#	Ohara, Inc.	35,900	472,851
	Ohizumi Manufacturing Co., Ltd.	27,100	134,697
#	Okaya Electric Industries Co., Ltd.	77,800	271,363
	Oki Electric Industry Co., Ltd.	694,400	8,673,892
#	ONO Sokki Co., Ltd.	37,400	193,386
#	Optex Group Co., Ltd.	271,520	3,423,554
#	Oro Co., Ltd.	15,800	360,237
	Osaki Electric Co., Ltd.	324,800	2,115,927
	Oval Corp.	35,600	77,496
	Paltek Corp.	38,500	191,634
	PCI Holdings, Inc.	13,400	253,253
	Poletowin Pitcrew Holdings, Inc.	221,100	2,335,154
#	Pro-Ship, Inc.	38,300	433,941
	Rakus Co., Ltd.	122,500	2,972,917
#	RECOMM Co., Ltd.	404,200	489,240
#*	Remixpoint, Inc.	150,200	605,626
	Renesas Easton Co., Ltd.	105,100	440,998
	Restar Holdings Corp.	161,100	2,330,432
	Riken Keiki Co., Ltd.	113,500	2,075,382
	Riso Kagaku Corp.	177,600	2,833,021
	Roland DG Corp.	104,400	2,342,686
#	Rorze Corp.	74,600	1,586,514
	RS Technologies Co., Ltd.	23,400	624,897
	Ryoden Corp.	110,600	1,643,608
	Ryosan Co., Ltd.	187,200	4,375,662
	Ryoyo Electro Corp.	168,200	2,761,953
#	Saison Information Systems Co., Ltd.	23,800	401,949
#	Sakura Internet, Inc.	151,000	708,402
	Samco, Inc.	14,700	120,121
	Sanken Electric Co., Ltd.	193,200	4,039,124
	Sanshin Electronics Co., Ltd.	150,100	2,529,129
	Satori Electric Co., Ltd.	88,480	720,176
	Saxa Holdings, Inc.	32,600	568,686
	Scala, Inc.	120,700	1,016,738
	SCREEN Holdings Co., Ltd.	96,400	4,013,807
#	Seikoh Giken Co., Ltd.	18,000	458,080
	SEMITEC Corp.	5,500	159,735
#	Shibaura Electronics Co., Ltd.	58,000	1,566,058
	Shibaura Mechatronics Corp.	31,800	800,696
*	SHIFT, Inc.	41,800	2,177,349
	Shindengen Electric Manufacturing Co., Ltd.	53,700	1,834,058
#*	Shinkawa, Ltd.	88,400	316,579
	Shinko Electric Industries Co., Ltd.	566,300	4,790,951
	Shinko Shoji Co., Ltd.	157,100	2,777,667
	Shizuki Electric Co., Inc.	127,100	665,910
#	Showa Shinku Co., Ltd.	25,400	283,726
	Sigma Koki Co., Ltd.	31,600	358,397
#	Siix Corp.	242,700	2,875,601
	SK-Electronics Co., Ltd.	64,100	1,251,040
	SMK Corp.	36,599	915,316
#	Softbank Technology Corp.	74,000	1,610,106
	Softbrain Co., Ltd.	111,300	491,035

27

The Japanese Small Company Series
continued

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Softcreate Holdings Corp.	58,200	$809,185
#	Soliton Systems K.K.	49,000	443,454
#*	So-net Media Networks Corp.	14,900	102,020
#	Soshin Electric Co., Ltd.	58,400	289,641
#	Sourcenext Corp.	364,000	1,340,873
	SRA Holdings	75,600	1,843,753
#	Sumida Corp.	206,049	2,219,956
	Sun-Wa Technos Corp.	82,000	650,991
#	Suzuki Co., Ltd.	77,300	461,766
#	System Information Co., Ltd.	54,800	484,933
	System Research Co., Ltd.	13,600	446,390
	Systemsoft Corp.	255,800	218,605
	Systena Corp.	564,200	9,264,227
	Tachibana Eletech Co., Ltd.	129,360	2,017,721
	Takachiho Koheki Co., Ltd.	37,400	346,031
#	TAKEBISHI Corp.	53,100	676,117
	Tamura Corp.	651,300	3,442,568
	Tazmo Co., Ltd.	39,500	305,944
	TDC Soft, Inc.	109,900	881,192
	TechMatrix Corp.	107,300	2,020,587
	Techno Horizon Holdings Co., Ltd.	53,800	268,361
	Tecnos Japan, Inc.	109,700	575,792
	Teikoku Tsushin Kogyo Co., Ltd.	53,800	557,583
#*	Terilogy Co., Ltd.	8,800	73,494
#	TESEC Corp.	19,400	169,382
	TKC Corp.	119,000	5,278,751
	Tokyo Electron Device, Ltd.	45,600	804,869
	Tokyo Seimitsu Co., Ltd.	315,100	8,110,715
	Tomen Devices Corp.	15,300	321,604
	Topcon Corp.	862,100	10,829,862
#	Torex Semiconductor, Ltd.	45,500	496,894
	Toshiba TEC Corp.	212,600	5,933,262
	Toukei Computer Co., Ltd.	22,710	652,643
	Towa Corp.	169,300	1,234,033
	Toyo Corp.	165,500	1,462,848
#	Tri Chemical Laboratories, Inc.	37,100	1,568,470
#	Tsuzuki Denki Co., Ltd.	41,500	509,295
#	Ulvac, Inc.	361,900	11,531,230
#	UMC Electronics Co., Ltd.	51,600	645,946
	Uniden Holdings Corp.	44,000	763,806
	UNIRITA, Inc.	8,100	128,198
	UNITED, Inc.	80,100	1,104,603
#	V Technology Co., Ltd.	77,200	3,549,057
#	VINX Corp.	9,400	104,359
#	Wacom Co., Ltd.	1,108,900	3,683,019
#	YAC Holdings Co., Ltd.	87,500	741,846
	Yamaichi Electronics Co., Ltd.	153,400	1,380,884
	Yashima Denki Co., Ltd.	129,600	996,248
	Yokowo Co., Ltd.	100,000	2,062,430
	Zuken, Inc.	113,200	1,897,092
TOTAL INFORMATION TECHNOLOGY			478,186,206

MATERIALS — (9.8%)
	Achilles Corp.	109,000	1,995,273
	ADEKA Corp.	665,700	9,862,089
	Aichi Steel Corp.	81,700	2,392,360
	Arakawa Chemical Industries, Ltd.	132,600	1,732,358
	Araya Industrial Co., Ltd.	26,500	369,874
	Asahi Holdings, Inc.	299,850	6,092,545
28

The Japanese Small Company Series
continued

		Shares	Value»
MATERIALS — (Continued)
	Asahi Printing Co., Ltd.	25,700	$248,264
	Asahi Yukizai Corp.	98,600	1,269,959
	Asahipen Corp.	2,100	33,250
	Asia Pile Holdings Corp.	220,000	1,212,203
	C Uyemura & Co., Ltd.	35,200	2,014,943
	Carlit Holdings Co., Ltd.	139,400	818,640
	Chuetsu Pulp & Paper Co., Ltd.	48,200	652,504
*	Chugai Mining Co., Ltd.	652,700	120,910
#	Chugoku Marine Paints, Ltd.	478,100	4,111,627
	CI Takiron Corp.	324,200	2,028,307
#	CK-San-Etsu Co., Ltd.	21,200	576,346
	Dai Nippon Toryo Co., Ltd.	145,500	1,407,061
	Daido Steel Co., Ltd.	80,900	3,077,464
#	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	130,800	1,040,818
	Daiken Corp.	93,900	1,918,952
#	Daiki Aluminium Industry Co., Ltd.	202,100	1,419,918
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	93,400	2,629,047
#	Daio Paper Corp.	290,600	3,423,959
#	DKS Co., Ltd.	68,800	2,286,488
	Dowa Holdings Co., Ltd.	92,500	2,973,384
	Dynapac Co., Ltd.	8,500	111,986
	Fuji Seal International, Inc.	51,400	1,575,509
	Fujikura Kasei Co., Ltd.	184,200	963,672
	Fujimi, Inc.	11,500	237,136
	Fujimori Kogyo Co., Ltd.	120,900	3,251,435
	Fumakilla, Ltd.	20,001	255,039
	Fuso Chemical Co., Ltd.	142,200	2,833,664
	Geostr Corp.	111,400	338,202
	Godo Steel, Ltd.	67,700	1,239,046
	Gun-Ei Chemical Industry Co., Ltd.	31,600	711,974
	Hakudo Co., Ltd.	46,300	584,112
	Harima Chemicals Group, Inc.	106,100	1,017,432
	Hodogaya Chemical Co., Ltd.	44,900	1,212,694
	Hokkan Holdings, Ltd.	54,100	856,387
	Hokko Chemical Industry Co., Ltd.	135,500	617,591
	Hokuetsu Corp.	1,042,799	5,637,138
	Honshu Chemical Industry Co., Ltd.	28,200	314,090
	Ise Chemicals Corp.	14,800	445,218
#	Ishihara Chemical Co., Ltd.	35,500	526,985
	Ishihara Sangyo Kaisha, Ltd.	222,050	2,606,414
	Ishizuka Glass Co., Ltd.	15,400	311,300
	JCU Corp.	181,800	3,347,115
	JSP Corp.	102,700	1,960,568
	Kanto Denka Kogyo Co., Ltd.	335,900	2,354,081
	Katakura & Co-op Agri Corp.	21,500	209,601
#	KeePer Technical Laboratory Co., Ltd.	51,000	651,406
	KH Neochem Co., Ltd.	230,400	5,665,642
	Kimoto Co., Ltd.	247,400	372,610
	Koatsu Gas Kogyo Co., Ltd.	225,193	1,768,002
	Kohsoku Corp.	72,200	747,239
	Konishi Co., Ltd.	260,700	3,880,924
	Konoshima Chemical Co., Ltd.	39,000	324,034
	Krosaki Harima Corp.	41,200	2,355,886
#	Kumiai Chemical Industry Co., Ltd.	697,587	5,056,452
#	Kunimine Industries Co., Ltd.	38,600	300,509
	Kureha Corp.	141,650	9,689,636
	Kurimoto, Ltd.	67,900	916,151
	Kuriyama Holdings Corp.	92,600	723,091
	Kyoei Steel, Ltd.	158,900	2,814,153

29

The Japanese Small Company Series
continued

		Shares	Value»
MATERIALS — (Continued)
	Kyowa Leather Cloth Co., Ltd.	91,900	$659,769
	Lintec Corp.	196,000	4,091,927
	MEC Co., Ltd.	131,000	1,324,571
	Mitani Sekisan Co., Ltd.	73,600	1,860,772
	Mitsubishi Paper Mills, Ltd.	405,600	2,096,313
	Mitsubishi Steel Manufacturing Co., Ltd.	53,500	629,043
	Mitsui Mining & Smelting Co., Ltd.	484,900	11,655,829
	Molitec Steel Co., Ltd.	83,100	295,473
	MORESCO Corp.	47,800	647,303
	Mory Industries, Inc.	39,300	713,567
	Nakayama Steel Works, Ltd.	220,200	954,104
	Neturen Co., Ltd.	261,200	2,097,535
#*	New Japan Chemical Co., Ltd.	200,600	386,841
#	Nicca Chemical Co., Ltd.	49,300	381,973
	Nichia Steel Works, Ltd.	138,600	428,384
#	Nihon Kagaku Sangyo Co., Ltd.	90,200	857,820
	Nihon Nohyaku Co., Ltd.	243,500	942,937
	Nihon Parkerizing Co., Ltd.	505,500	5,619,127
	Nihon Yamamura Glass Co., Ltd.	110,400	1,409,539
	Nippon Carbide Industries Co., Inc.	49,300	603,918
	Nippon Chemical Industrial Co., Ltd.	42,600	819,765
	Nippon Concrete Industries Co., Ltd.	306,600	795,123
#	Nippon Denko Co., Ltd.	970,214	1,869,153
	Nippon Fine Chemical Co., Ltd.	81,500	916,509
	Nippon Kinzoku Co., Ltd.	27,000	229,777
	Nippon Koshuha Steel Co., Ltd.	26,799	113,121
	Nippon Light Metal Holdings Co., Ltd.	4,755,800	10,309,901
	Nippon Pillar Packing Co., Ltd.	157,500	1,520,481
	Nippon Soda Co., Ltd.	193,300	4,910,229
#	Nippon Yakin Kogyo Co., Ltd.	1,240,500	2,602,862
	Nitta Gelatin, Inc.	100,500	649,120
	Nittetsu Mining Co., Ltd.	43,700	1,894,461
	Nozawa Corp.	52,500	345,226
	Oat Agrio Co., Ltd.	18,000	226,621
	Okamoto Industries, Inc.	82,600	3,717,448
	Okura Industrial Co., Ltd.	60,900	935,303
	Osaka Organic Chemical Industry, Ltd.	98,800	916,694
	Osaka Soda Co., Ltd.	108,599	2,718,028
	Osaka Steel Co., Ltd.	94,200	1,534,662
#	OSAKA Titanium Technologies Co., Ltd.	155,500	2,527,395
	Pacific Metals Co., Ltd.	126,799	2,631,724
	Pack Corp. (The)	96,200	2,953,478
#	Rasa Industries, Ltd.	46,100	614,890
	Riken Technos Corp.	248,500	1,202,402
	Sakai Chemical Industry Co., Ltd.	112,100	2,656,192
	Sakata INX Corp.	307,900	2,892,129
	Sanyo Chemical Industries, Ltd.	96,300	5,087,603
	Sanyo Special Steel Co., Ltd.	147,060	2,038,852
	Seiko PMC Corp.	78,600	551,747
	Sekisui Plastics Co., Ltd.	179,100	1,248,964
	Shikoku Chemicals Corp.	260,000	2,723,899
	Shinagawa Refractories Co., Ltd.	44,300	1,219,601
	Shin-Etsu Polymer Co., Ltd.	336,500	2,446,188
	SK Kaken Co., Ltd.	1,600	711,860
	Soken Chemical & Engineering Co., Ltd.	46,400	683,335
	Stella Chemifa Corp.	82,400	2,302,412
	Sumitomo Bakelite Co., Ltd.	52,400	1,875,875
	Sumitomo Osaka Cement Co., Ltd.	234,999	9,356,358
	Sumitomo Seika Chemicals Co., Ltd.	70,900	2,167,559

30

The Japanese Small Company Series
continued

		Shares	Value»
MATERIALS — (Continued)
#	T Hasegawa Co., Ltd.	200,900	$3,591,942
	T&K Toka Co., Ltd.	146,900	1,302,228
	Taisei Lamick Co., Ltd.	43,900	1,125,650
	Taiyo Holdings Co., Ltd.	140,400	4,244,608
	Takasago International Corp.	104,000	2,842,103
	Takemoto Yohki Co., Ltd.	44,700	519,447
	Taoka Chemical Co., Ltd.	1,600	57,990
	Tayca Corp.	139,300	3,196,149
	Tenma Corp.	129,800	2,201,718
	Toagosei Co., Ltd.	871,100	9,177,347
#	Toda Kogyo Corp.	24,800	495,230
	Toho Acetylene Co., Ltd.	12,700	155,610
	Toho Chemical Industry Co., Ltd.	47,000	221,041
#	Toho Titanium Co., Ltd.	231,300	2,358,526
	Toho Zinc Co., Ltd.	93,799	2,180,090
	Tohoku Steel Co., Ltd.	16,300	212,833
	Tokushu Tokai Paper Co., Ltd.	71,058	2,489,535
	Tokuyama Corp.	398,898	10,819,997
#	Tokyo Ohka Kogyo Co., Ltd.	242,500	7,601,340
	Tokyo Printing Ink Manufacturing Co., Ltd.	10,200	234,396
#	Tokyo Rope Manufacturing Co., Ltd.	100,300	931,695
	Tokyo Steel Manufacturing Co., Ltd.	842,500	6,379,207
	Tokyo Tekko Co., Ltd.	74,900	843,616
	Tomoegawa Co., Ltd.	33,600	265,825
	Tomoku Co., Ltd.	81,500	1,320,899
	Topy Industries, Ltd.	114,200	2,685,270
#	Toyo Gosei Co., Ltd.	32,800	580,992
	Toyo Ink SC Holdings Co., Ltd.	275,600	5,968,198
	Toyobo Co., Ltd.	715,200	8,565,127
#	TYK Corp.	183,700	504,538
	UACJ Corp.	200,641	3,425,145
#	Ultrafabrics Holdings Co., Ltd.	2,400	44,181
	Valqua, Ltd.	126,199	2,656,912
#	Vertex Corp.	45,998	693,796
	Wavelock Holdings Co., Ltd.	30,900	188,425
	Wood One Co., Ltd.	48,500	427,902
	Yamato Kogyo Co., Ltd.	176,600	5,166,606
	Yodogawa Steel Works, Ltd.	154,200	3,002,830
	Yoshicon Co., Ltd.	3,100	31,350
#	Yotai Refractories Co., Ltd.	118,000	605,233
	Yushiro Chemical Industry Co., Ltd.	73,800	891,432
TOTAL MATERIALS			347,273,318

REAL ESTATE — (1.7%)
#	AD Works Co., Ltd.	1,948,800	561,463
	Airport Facilities Co., Ltd.	146,470	687,187
#	Anabuki Kosan, Inc.	4,600	121,649
#	Aoyama Zaisan Networks Co., Ltd.	52,600	693,337
	Apaman Co., Ltd.	77,800	555,801
	Arealink Co., Ltd.	28,100	249,772
	B-Lot Co., Ltd.	11,000	237,550
#	Cosmos Initia Co., Ltd.	99,600	462,288
#	CRE, Inc.	70,600	675,408
	Daibiru Corp.	358,100	3,337,285
	Dear Life Co., Ltd.	132,700	545,326
	Goldcrest Co., Ltd.	139,170	2,455,204
	Good Com Asset Co., Ltd.	6,200	86,475
	Grandy House Corp.	117,800	513,239
	Heiwa Real Estate Co., Ltd.	236,600	4,842,855

31

The Japanese Small Company Series
continued

		Shares	Value»
REAL ESTATE — (Continued)
	Ichigo, Inc.	915,900	$2,696,314
	Intellex Co., Ltd.	30,000	183,956
*	Japan Asset Marketing Co., Ltd.	1,648,500	1,393,324
#	Japan Corporate Housing Service, Inc.	10,500	95,302
#	Japan Property Management Center Co., Ltd.	82,200	848,282
	Kabuki-Za Co., Ltd.	14,000	750,663
	Keihanshin Building Co., Ltd.	291,800	2,692,625
	Kenedix, Inc.	1,413,500	7,059,868
	Land Business Co., Ltd.	14,800	106,780
*	LAND Co., Ltd.	1,824,900	118,797
#*	Leopalace21 Corp.	2,072,900	5,379,109
	Mugen Estate Co., Ltd.	83,200	431,560
#	Nippon Commercial Development Co., Ltd.	85,500	1,144,860
	Nisshin Fudosan Co.	235,100	1,016,054
#*	Prospect Co., Ltd.	3,669,000	579,285
	Raysum Co., Ltd.	103,800	961,948
	SAMTY Co., Ltd.	99,900	1,522,256
	Sankyo Frontier Co., Ltd.	23,100	712,457
#	Sansei Landic Co., Ltd.	40,600	280,776
#	Shinoken Group Co., Ltd.	142,500	1,024,016
	Star Mica Holdings Co., Ltd.	87,200	1,229,437
	Sun Frontier Fudousan Co., Ltd.	246,800	2,337,268
#	Takara Leben Co., Ltd.	667,100	2,375,057
#*	Tateru, Inc.	112,500	175,169
	TOC Co., Ltd.	401,550	2,415,093
#	Tokyo Rakutenchi Co., Ltd.	21,100	984,689
	Tokyo Theatres Co., Inc.	55,299	683,194
	Tosei Corp.	239,800	2,167,338
	Unizo Holdings Co., Ltd.	211,100	3,618,732
#	Urbanet Corp. Co., Ltd.	114,800	371,135
TOTAL REAL ESTATE			61,380,183

UTILITIES — (1.1%)
	eRex Co., Ltd.	249,500	2,682,644
	Hiroshima Gas Co., Ltd.	337,400	1,037,283
	Hokkaido Electric Power Co., Inc.	1,332,300	7,472,341
	Hokkaido Gas Co., Ltd.	103,200	1,383,130
*	Hokuriku Electric Power Co.	663,700	4,818,943
#	Hokuriku Gas Co., Ltd.	10,100	265,689
	K&O Energy Group, Inc.	109,300	1,521,903
	Nippon Gas Co., Ltd.	166,200	4,236,702
	Okinawa Electric Power Co., Inc. (The)	358,321	5,514,503
#*	RENOVA, Inc.	186,500	1,356,018
	Saibu Gas Co., Ltd.	247,900	4,850,874
	Shizuoka Gas Co., Ltd.	403,600	3,083,019
#	Toell Co., Ltd.	61,200	402,294
	West Holdings Corp.	107,700	1,089,737
TOTAL UTILITIES			39,715,080
TOTAL COMMON STOCKS			3,424,069,664

SECURITIES LENDING COLLATERAL — (3.2%)
@§	The DFA Short Term Investment Fund	9,776,192	113,130,099
TOTAL INVESTMENTS — (100.0%)
(Cost $3,333,550,529)			$3,537,199,763

ST	Special Tax

32

The Japanese Small Company Series
continued

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of June 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$94,494,763	—	$94,494,763
Consumer Discretionary	$2,764,165	622,767,694	—	625,531,859
Consumer Staples	—	249,340,403	—	249,340,403
Energy	—	31,977,818	—	31,977,818
Financials	—	285,052,379	—	285,052,379
Health Care	—	168,992,060	—	168,992,060
Industrials	—	1,042,125,595	—	1,042,125,595
Information Technology	—	478,186,206	—	478,186,206
Materials	—	347,273,318	—	347,273,318
Real Estate	—	61,380,183	—	61,380,183
Utilities	—	39,715,080	—	39,715,080
Securities Lending Collateral	—	113,130,099	—	113,130,099
TOTAL	$2,764,165	$3,534,435,598	—	$3,537,199,763

See accompanying Notes to Financial Statements.
33

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2019

(Unaudited)

		Shares	Value»
COMMON STOCKS — (95.3%)
AUSTRALIA — (52.7%)
*	3P Learning, Ltd.	93,233	$64,827
*	88 Energy, Ltd.	604,262	7,220
	A2B Australia, Ltd.	212,947	264,110
	Accent Group, Ltd.	2,000,348	1,947,164
	Adairs, Ltd.	554,548	552,593
	Adelaide Brighton, Ltd.	2,667,604	7,579,468
#	Ainsworth Game Technology, Ltd.	392,180	184,409
#*	Alkane Resources, Ltd.	1,385,657	443,622
	Alliance Aviation Services, Ltd.	51,360	93,197
	ALS, Ltd.	2,222,296	11,480,476
	Altium, Ltd.	661,169	15,960,114
#*	Altura Mining, Ltd.	1,015,510	81,736
#	AMA Group, Ltd.	1,692,138	1,702,244
#*	Amaysim Australia, Ltd.	1,875,508	976,169
	Ansell, Ltd.	896,729	16,931,997
	AP Eagers, Ltd.	314,888	2,167,491
	APN Property Group, Ltd.	26,661	9,369
	Apollo Tourism & Leisure, Ltd.	131,394	33,653
	Appen, Ltd.	715,559	14,135,388
#	ARB Corp., Ltd.	583,893	7,476,875
	Ardent Leisure Group, Ltd.	4,016,599	2,956,470
#	ARQ Group, Ltd.	982,475	483,519
*	Asaleo Care, Ltd.	657,269	418,110
#	AUB Group, Ltd.	427,921	3,139,579
*	Aurelia Metals, Ltd.	3,199,548	1,113,503
	Ausdrill, Ltd.	3,868,695	4,970,684
#	Austal, Ltd.	1,564,258	3,755,652
#*	Australian Agricultural Co., Ltd.	3,379,915	2,361,373
	Australian Finance Group, Ltd.	694,985	768,535
	Australian Pharmaceutical Industries, Ltd.	3,189,340	2,962,269
	Australian Vintage, Ltd.	4,317,004	1,464,084
	Auswide Bank, Ltd.	102,961	370,991
#	Automotive Holdings Group, Ltd.	1,525,769	3,006,559
	Aveo Group	3,145,497	4,154,585
#	AVJennings, Ltd.	7,058,528	2,675,635
*	AVZ Minerals, Ltd.	254,799	9,164
*	Axsesstoday, Ltd.	20,251	8,664
#	Baby Bunting Group, Ltd.	318,497	483,262
	Bank of Queensland, Ltd.	1,134,493	7,596,803
	Bapcor, Ltd.	1,740,383	6,832,072
*	Base Resources, Ltd.	393,323	66,434
	Beach Energy, Ltd.	3,043,483	4,280,378
#	Bega Cheese, Ltd.	1,470,334	4,937,569
	Bell Financial Group, Ltd.	122,493	75,333
#*	Bellamy’s Australia, Ltd.	670,621	3,926,038
*	Berkeley Energia, Ltd.	27,600	6,735
#	Bingo Industries, Ltd.	979,741	1,557,127
#	Blackmores, Ltd.	96,425	6,098,986
	Bravura Solutions, Ltd.	1,366,036	4,676,328
	Breville Group, Ltd.	834,341	9,595,255
	Brickworks, Ltd.	491,321	5,624,464
#*	Bubs Australia, Ltd.	114,559	90,623
*	Buru Energy, Ltd.	678,801	128,612
#	BWX, Ltd.	357,302	458,083
*	Byron Energy, Ltd.	41,456	8,473

34

The Asia Pacific Small Company Series
continued

		Shares	Value»
AUSTRALIA — (Continued)
*	Cann Group, Ltd.	35,345	$48,685
	Capitol Health, Ltd.	3,495,372	564,084
#*	Cardno, Ltd.	1,127,842	748,583
#*	Carnarvon Petroleum, Ltd.	5,027,591	2,121,934
	carsales.com, Ltd.	1,744,892	16,607,699
*	Cash Converters International, Ltd.	3,582,331	408,435
*	Catapult Group International, Ltd.	384,667	296,082
	Cedar Woods Properties, Ltd.	409,425	1,640,623
	Centuria Capital Group	130,290	161,516
*	Champion Iron, Ltd.	41,342	87,603
	Citadel Group, Ltd. (The)	83,353	269,740
	City Chic Collective, Ltd.	146,651	180,443
#	Class, Ltd.	386,717	406,673
#	Clean Seas Seafood, Ltd.	87,730	55,722
*	Clean TeQ Holdings, Ltd.	86,928	23,265
	Cleanaway Waste Management, Ltd.	10,062,156	16,491,481
	Clinuvel Pharmaceuticals, Ltd.	39,169	930,040
#	Clover Corp., Ltd.	340,617	461,573
	Codan, Ltd.	659,052	1,606,339
#	Collection House, Ltd.	2,180,326	1,853,268
	Collins Foods, Ltd.	820,761	4,787,895
#*	Cooper Energy, Ltd.	11,144,508	4,238,676
#	Corporate Travel Management, Ltd.	548,400	8,679,071
#	Costa Group Holdings, Ltd.	2,112,283	6,001,597
#	Credit Corp. Group, Ltd.	553,754	10,326,304
*	CSG, Ltd.	1,608,459	197,753
#	CSR, Ltd.	3,957,955	10,887,386
*	CuDeco, Ltd.	387,893	12,009
#*	Dacian Gold, Ltd.	275,576	102,590
	Data#3, Ltd.	821,486	1,224,845
	Decmil Group, Ltd.	618,817	393,192
#	Dicker Data, Ltd.	193,123	729,481
#	Domain Holdings Australia, Ltd.	1,683,207	3,763,127
#	Domino’s Pizza Enterprises, Ltd.	205,372	5,427,542
	Downer EDI, Ltd.	998,757	4,858,377
	DuluxGroup, Ltd.	2,924,888	19,143,764
	DWS, Ltd.	514,109	422,555
	Eclipx Group, Ltd.	2,757,791	2,541,803
	Elders, Ltd.	975,547	4,263,865
*	Electro Optic Systems Holdings, Ltd.	456,109	1,347,687
*	Emeco Holdings, Ltd.	410,800	598,617
#*	EML Payments, Ltd.	436,776	909,491
*	Energy World Corp., Ltd.	87,518	3,627
#	EQT Holdings, Ltd.	93,813	1,952,167
	ERM Power, Ltd.	1,112,209	1,462,418
	Estia Health, Ltd.	1,508,440	2,799,546
	Euroz, Ltd.	101,762	88,892
	EVENT Hospitality and Entertainment, Ltd.	546,035	4,793,700
#*	FAR, Ltd.	8,256,005	400,501
#*	FBR, Ltd.	490,881	25,476
#	Finbar Group, Ltd.	203,868	120,182
*	Fleetwood Corp., Ltd.	338,355	403,193
	FlexiGroup, Ltd.	1,974,721	2,263,224
#	Freedom Foods Group, Ltd.	112,045	399,815
#	G8 Education, Ltd.	3,059,923	6,523,988
#*	Galaxy Resources, Ltd.	2,700,784	2,328,704
#	GBST Holdings, Ltd.	178,479	372,036
#	Genworth Mortgage Insurance Australia, Ltd.	1,921,522	3,796,629
#*	Gold Road Resources, Ltd.	3,764,891	2,622,221

35

The Asia Pacific Small Company Series
continued

		Shares	Value»
AUSTRALIA — (Continued)
	GR Engineering Services, Ltd.	55,230	$31,063
	GrainCorp, Ltd., Class A	1,833,496	10,278,440
	Grange Resources, Ltd.	449,866	82,423
	GUD Holdings, Ltd.	951,434	6,699,754
#	GWA Group, Ltd.	1,988,370	4,776,924
	Hansen Technologies, Ltd.	1,234,241	3,410,206
	Healius, Ltd.	3,214,850	6,820,989
#	Helloworld Travel, Ltd.	37,164	132,286
#*	Highfield Resources, Ltd.	160,730	98,821
*	Horizon Oil, Ltd.	714,889	53,211
#	HT&E, Ltd.	1,761,318	2,173,750
#	HUB24, Ltd.	56,408	471,642
	IDP Education, Ltd.	535,567	6,659,384
	Iluka Resources, Ltd.	1,013,797	7,697,378
*	Image Resources NL	243,336	40,122
	Imdex, Ltd.	2,201,682	2,020,284
#*	IMF Bentham, Ltd.	2,056,204	4,225,183
#*	Immutep, Ltd.	1,409,121	24,742
*	ImpediMed, Ltd.	313,078	25,390
	Independence Group NL	3,606,613	12,000,253
#	Infigen Energy	5,498,123	1,839,312
	Infomedia, Ltd.	2,770,034	3,321,616
#	Inghams Group, Ltd.	1,849,486	5,221,255
	Integral Diagnostics, Ltd.	38,035	84,539
#	Integrated Research, Ltd.	555,701	1,290,779
#	InvoCare, Ltd.	984,745	11,057,912
#*	ioneer, Ltd.	290,821	27,657
#	IOOF Holdings, Ltd.	2,296,344	8,352,134
	IPH, Ltd.	1,023,580	5,369,751
	IRESS, Ltd.	1,095,248	10,729,869
#*	iSelect, Ltd.	96,851	41,862
*	iSentia Group, Ltd.	1,014,066	160,693
	IVE Group, Ltd.	543,356	785,692
#	Japara Healthcare, Ltd.	1,727,720	1,365,050
#	JB Hi-Fi, Ltd.	861,985	15,656,359
	Jumbo Interactive, Ltd.	208,843	2,960,934
#	Jupiter Mines, Ltd.	2,071,082	502,707
	K&S Corp., Ltd.	197,087	252,228
#*	Karoon Energy, Ltd.	1,803,598	1,210,349
*	Kingsgate Consolidated, Ltd.	1,797,365	309,567
#	Kogan.com, Ltd.	229,522	768,944
	Lifestyle Communities, Ltd.	96,718	450,525
	Link Administration Holdings, Ltd.	271,150	954,072
#	Lovisa Holdings, Ltd.	104,858	838,399
#*	Lynas Corp., Ltd.	4,538,007	8,206,803
	MACA, Ltd.	780,506	492,935
*	Macmahon Holdings, Ltd.	4,718,877	613,381
*	Mastermyne Group, Ltd.	17,500	11,424
	MaxiTRANS Industries, Ltd.	872,413	177,838
*	Mayne Pharma Group, Ltd.	9,984,203	3,584,030
	McMillan Shakespeare, Ltd.	490,350	4,210,083
	McPherson’s, Ltd.	470,863	398,673
*	Medusa Mining, Ltd.	155,314	62,705
#*	Mesoblast, Ltd.	585,984	608,141
#*	Metals X, Ltd.	3,061,840	526,615
#	Metcash, Ltd.	7,553,452	13,661,651
#	Michael Hill International, Ltd.	1,490,263	551,201
#	Michael Hill International, Ltd.	94,305	35,786
	Midway, Ltd.	3,757	9,097

36

The Asia Pacific Small Company Series
continued

		Shares	Value»
AUSTRALIA — (Continued)
*	Millennium Minerals, Ltd.	1,328,072	$102,661
*	Mincor Resources NL	562,137	173,788
	Mineral Resources, Ltd.	1,210,928	12,787,202
#*	MMA Offshore, Ltd.	4,729,196	581,216
#	MNF Group, Ltd.	194,514	525,654
	Moelis Australia, Ltd.	19,541	52,886
	Monadelphous Group, Ltd.	726,646	9,596,995
#	Monash IVF Group, Ltd.	901,686	883,491
#	Money3 Corp., Ltd.	764,767	1,140,694
#	Mortgage Choice, Ltd.	793,228	607,409
	Motorcycle Holdings, Ltd.	19,615	15,686
	Mount Gibson Iron, Ltd.	4,535,796	3,258,150
#*	Myanmar Metals, Ltd.	1,076,259	45,395
#*	Myer Holdings, Ltd.	3,413,945	1,310,083
#	MyState, Ltd.	488,761	1,542,095
	Navigator Global Investments, Ltd.	964,292	2,671,136
#	Navitas, Ltd.	1,792,167	7,328,962
#	Neometals, Ltd.	626,513	92,296
*	NetComm Wireless, Ltd.	180,398	139,313
	Netwealth Group, Ltd.	32,728	184,247
	New Hope Corp., Ltd.	1,735,687	3,308,376
# *	NEXTDC, Ltd.	1,551,034	7,080,007
	nib holdings, Ltd.	3,390,280	18,281,897
#	Nick Scali, Ltd.	368,417	1,621,102
	Nine Entertainment Co. Holdings, Ltd.	11,957,501	15,796,477
	NRW Holdings, Ltd.	2,502,117	4,403,640
#	Nufarm, Ltd.	1,894,118	5,463,924
	OFX Group, Ltd.	1,746,689	1,705,304
	OM Holdings, Ltd.	342,290	197,451
#*	OneMarket, Ltd.	136,653	71,959
*	Onevue Holdings, Ltd.	857,257	250,251
#	oOh!media, Ltd.	1,219,177	3,343,588
*	Orocobre, Ltd.	23,186	46,139
	Orora, Ltd.	6,055,609	13,793,707
	Ovato, Ltd.	2,421,092	117,325
	OZ Minerals, Ltd.	2,477,965	17,540,437
#	Pacific Current Group, Ltd.	207,641	664,059
	Pacific Energy, Ltd.	33,400	16,087
	Pacific Smiles Group, Ltd.	256,946	210,862
#	Pact Group Holdings, Ltd.	1,813,106	3,554,547
#*	Paladin Energy, Ltd.	576,526	50,582
*	Panoramic Resources, Ltd.	3,159,152	655,728
*	Pantoro, Ltd.	632,837	89,007
	Paragon Care, Ltd.	834,834	243,163
	Peet, Ltd.	850,167	669,232
	Pendal Group, Ltd.	1,938,181	9,747,947
#	Perpetual, Ltd.	353,370	10,498,830
#*	Perseus Mining, Ltd.	6,569,858	2,705,818
#	Pioneer Credit, Ltd.	166,590	316,114
#	Platinum Asset Management, Ltd.	2,196,902	7,495,562
#*	Praemium, Ltd.	1,152,591	324,385
	Premier Investments, Ltd.	829,371	8,843,570
*	Prime Media Group, Ltd.	62,765	9,225
#	Pro Medicus, Ltd.	256,588	4,571,210
	Propel Funeral Partners, Ltd.	4,902	11,374
	PWR Holdings, Ltd.	149,244	432,792
	QMS Media, Ltd.	497,270	279,196
	Qube Holdings, Ltd.	2,014,669	4,305,231
#*	Ramelius Resources, Ltd.	3,194,151	1,623,619

37

The Asia Pacific Small Company Series
continued

		Shares	Value»
AUSTRALIA — (Continued)
	Reckon, Ltd.	446,073	$175,358
*	Red 5, Ltd.	682,020	86,256
#*	Red River Resources, Ltd.	614,980	73,648
*	Redbubble, Ltd.	79,435	50,589
	Reece, Ltd.	645,195	4,423,118
	Regis Healthcare, Ltd.	1,336,461	2,469,586
	Regis Resources, Ltd.	3,442,546	12,783,089
	Reject Shop, Ltd. (The)	107,368	138,102
#	Reliance Worldwide Corp., Ltd.	3,009,448	7,446,894
#	Resolute Mining, Ltd.	6,407,325	6,029,444
	Rhipe, Ltd.	210,569	423,559
	Ridley Corp., Ltd.	1,847,357	1,542,760
*	RPMGlobal Holdings, Ltd.	52,065	21,450
#	Ruralco Holdings, Ltd.	241,336	705,003
	RXP Services, Ltd.	364,327	109,980
	Salmat, Ltd.	645,788	222,028
	Sandfire Resources NL	1,293,091	6,097,317
*	Saracen Mineral Holdings, Ltd.	5,547,363	14,361,092
	SeaLink Travel Group, Ltd.	182,139	487,100
	Select Harvests, Ltd.	651,572	3,320,653
*	Senex Energy, Ltd.	12,495,492	3,137,023
#	Servcorp, Ltd.	343,996	848,248
	Service Stream, Ltd.	2,282,605	4,508,175
	Seven Group Holdings, Ltd.	158,257	2,062,265
*	Seven West Media, Ltd.	5,378,078	1,756,348
	SG Fleet Group, Ltd.	362,774	752,442
*	Sheffield Resources, Ltd.	142,244	36,000
	Shriro Holdings, Ltd.	43,529	17,120
	Sigma Healthcare, Ltd.	3,411,098	1,331,703
#*	Silver Lake Resources, Ltd.	2,847,954	2,521,719
#	Sims Metal Management, Ltd.	1,382,214	10,571,822
	SmartGroup Corp., Ltd.	546,028	3,203,354
	Southern Cross Media Group, Ltd.	3,928,938	3,454,371
	Spark Infrastructure Group	9,579,326	16,349,550
#	SpeedCast International, Ltd.	1,977,399	4,840,485
#	SRG Global, Ltd.	268,763	93,360
#	St Barbara, Ltd.	5,006,626	10,340,011
	Stanmore Coal, Ltd.	32,417	32,477
	Steadfast Group, Ltd.	5,738,685	14,156,539
*	Strike Energy, Ltd.	2,191,814	92,681
#*	Sundance Energy Australia, Ltd.	2,937,895	574,185
	Sunland Group, Ltd.	1,211,896	1,445,646
#	Super Retail Group, Ltd.	1,087,081	6,292,157
#*	Superloop, Ltd.	466,251	505,014
#*	Syrah Resources, Ltd.	2,325,599	1,439,421
*	Syrah Resources, Ltd.	1,970	1,217
	Tassal Group, Ltd.	1,469,560	5,060,241
	Technology One, Ltd.	1,891,632	10,489,559
#*	Thorn Group, Ltd.	744,756	159,464
*	Tiger Resources, Ltd.	9,447,997	3,542
	Tribune Resources, Ltd.	3,093	11,883
*	Troy Resources, Ltd.	372,547	25,236
#	Villa World, Ltd.	907,350	1,407,988
*	Village Roadshow, Ltd.	968,676	1,921,749
#*	Virgin Australia Holdings, Ltd.	11,131,924	1,330,212
	Virtus Health, Ltd.	579,205	1,831,555
	Vita Group, Ltd.	421,403	386,458
*	Vocus Group, Ltd.	4,033,290	9,267,792
	Wagners Holding Co., Ltd.	8,503	10,761

38

The Asia Pacific Small Company Series
continued

		Shares	Value»
AUSTRALIA — (Continued)
	Webjet, Ltd.	923,449	$8,821,450
	Webster, Ltd.	78,767	77,423
*	West African Resources, Ltd.	110,509	25,293
	Western Areas, Ltd.	2,166,063	2,998,566
#*	Westgold Resources, Ltd.	1,796,983	2,363,921
	WPP AUNZ, Ltd.	1,744,557	589,579
	Xenith IP Group, Ltd.	9,607	14,918
TOTAL AUSTRALIA			905,263,652

BERMUDA — (0.0%)
*	Hoifu Energy Group, Ltd.	432,000	49,218

CANADA — (0.0%)
#*	Great Panther Mining, Ltd.	391,315	334,675

CHINA — (0.1%)
	APT Satellite Holdings, Ltd.	2,112,500	861,784
	China Flavors & Fragrances Co., Ltd.	1,407,028	336,978
*	China Medical & HealthCare Group, Ltd.	29,746,800	646,774
	Glory Sun Financial Group, Ltd.	1,092,000	55,919
	KWG Group Holdings, Ltd.	100,000	101,599
	Nanfang Communication Holdings, Ltd.	20,000	12,679
TOTAL CHINA			2,015,733

HONG KONG — (25.7%)
	Aeon Credit Service Asia Co., Ltd.	824,000	738,612
	Aeon Stores Hong Kong Co., Ltd.	248,000	124,266
#	Agritrade Resources, Ltd.	25,785,000	3,733,440
	Alco Holdings, Ltd.	1,018,000	62,612
	Allied Group, Ltd.	661,200	3,600,312
	Allied Properties HK, Ltd.	12,841,857	2,810,711
	Alltronics Holdings, Ltd.	2,459,600	161,010
#	APAC Resources, Ltd.	3,766,513	506,621
#*	Applied Development Holdings, Ltd.	14,125,000	623,560
	Arts Optical International Hldgs, Ltd.	730,000	163,488
	Asia Financial Holdings, Ltd.	2,404,908	1,352,233
*	Asia Investment Finance Group, Ltd.	15,652,000	72,022
	Asia Satellite Telecommunications Holdings, Ltd.	934,500	1,122,323
	Asia Standard Hotel Group, Ltd.	30,531,654	1,486,732
#	Asia Standard International Group, Ltd.	13,222,917	2,504,940
#	Asiasec Properties, Ltd.	1,607,000	353,501
#	ASM Pacific Technology, Ltd.	329,100	3,374,063
	Associated International Hotels, Ltd.	952,000	2,759,250
*	Auto Italia Holdings	1,900,000	16,347
*	Automated Systems Holdings, Ltd.	404,400	54,378
	BeijingWest Industries International, Ltd.	1,083,600	91,552
	Best Food Holding Co., Ltd.	996,000	145,574
*	Bison Finance Group, Ltd.	788,000	119,100
	BOCOM International Holdings Co., Ltd.	282,000	47,695
#	BOE Varitronix, Ltd.	3,570,293	1,048,380
*	Bonjour Holdings, Ltd.	14,578,600	345,341
	Bossini International Holdings, Ltd.	287,500	8,538
#	Bright Smart Securities & Commodities Group, Ltd.	6,758,000	1,367,934
*	Brightoil Petroleum Holdings, Ltd.	9,102,000	1,310,822
*	Brockman Mining, Ltd.	22,810,814	453,036
	Build King Holdings, Ltd.	360,000	48,369
*	Burwill Holdings, Ltd.	37,300,960	507,321
	Cafe de Coral Holdings, Ltd.	3,276,000	9,746,523

39

The Asia Pacific Small Company Series
continued

		Shares	Value»
HONG KONG — (Continued)
#	Camsing International Holding, Ltd.	3,238,000	$2,976,007
	Century City International Holdings, Ltd.	7,111,460	610,905
	CGN Mining Co., Ltd.	5,195,000	229,813
*	Champion Technology Holdings, Ltd.	2,125,743	53,880
	Chen Hsong Holdings	1,212,000	431,473
	Cheuk Nang Holdings, Ltd.	693,120	351,815
	Chevalier International Holdings, Ltd.	820,989	1,243,325
*	China Baoli Technologies Holdings, Ltd.	1,147,500	14,561
*	China Best Group Holding, Ltd.	4,250,000	104,190
*	China Display Optoelectronics Technology Holdings, Ltd.	6,592,000	498,182
*	China Energy Development Holdings, Ltd.	58,832,000	1,134,134
*	China Fortune Financial Group, Ltd.	612,000	5,176
*	China Ludao Technology Co., Ltd.	580,000	76,566
	China Motor Bus Co., Ltd.	64,000	1,002,413
#	China New Higher Education Group, Ltd.	1,535,000	598,422
#*	China Shandong Hi-Speed Financial Group, Ltd.	12,624,000	524,457
*	China Solar Energy Holdings, Ltd.	1,669,500	7,213
#	China Star Entertainment, Ltd.	11,520,000	1,210,008
#*	China Strategic Holdings, Ltd.	80,821,250	704,585
*	China Ting Group Holdings, Ltd.	1,716,000	65,958
*	China Tonghai International Financial, Ltd.	1,300,000	70,804
	Chinese Estates Holdings, Ltd.	3,211,000	2,901,210
*	Chinlink International Holdings, Ltd.	944,800	108,911
	Chinney Investments, Ltd.	1,180,000	400,196
	Chong Hing Bank, Ltd.	211,000	358,659
	Chow Sang Sang Holdings International, Ltd.	2,482,000	3,685,580
	CHTC Fong’s International Co., Ltd.	42,000	3,120
	Chuang’s China Investments, Ltd.	8,571,407	543,125
	Chuang’s Consortium International, Ltd.	7,399,043	1,637,672
	CITIC Telecom International Holdings, Ltd.	13,173,125	5,223,559
#	CK Life Sciences Intl Holdings, Inc.	23,666,000	1,319,794
*	CMIC Ocean En-Tech Holding Co., Ltd.	2,093,000	89,992
*	CMMB Vision Holdings, Ltd.	376,000	2,508
	CNQC International Holdings, Ltd.	4,657,500	954,072
	CNT Group, Ltd.	8,303,264	338,207
#*	Common Splendor International Health Industry Group, Ltd.	15,722,000	1,046,974
	Continental Holdings, Ltd.	450,000	5,243
#	Convenience Retail Asia, Ltd.	192,000	92,441
#*	Convoy Global Holdings, Ltd.	38,622,000	154,751
#*	Cosmopolitan International Holdings, Ltd.	4,584,000	1,031,620
#	Cowell e Holdings, Inc.	5,499,000	988,918
*	CP Lotus Corp.	11,880,000	156,174
	Crocodile Garments	2,196,000	199,992
	Cross-Harbour Holdings, Ltd. (The)	1,570,645	2,218,696
	CSI Properties, Ltd.	47,326,383	2,364,847
*	CST Group, Ltd.	140,296,000	286,978
	CW Group Holdings, Ltd.	1,361,500	7,547
	Dah Sing Banking Group, Ltd.	4,074,316	7,354,490
	Dah Sing Financial Holdings, Ltd.	1,713,344	8,005,811
	Dickson Concepts International, Ltd.	1,495,000	827,456
#*	Digital Domain Holdings, Ltd.	34,030,000	496,203
#*	Dingyi Group Investment, Ltd.	6,285,000	297,283
	Dynamic Holdings, Ltd.	70,000	69,828
	Eagle Nice International Holdings, Ltd.	2,216,000	658,111
	EcoGreen International Group, Ltd.	1,994,640	401,273
*	eForce Holdings, Ltd.	8,784,000	194,303
	Emperor Capital Group, Ltd.	32,721,000	1,216,420
	Emperor Entertainment Hotel, Ltd.	5,115,000	1,066,340
#	Emperor International Holdings, Ltd.	10,188,753	2,634,416

40

The Asia Pacific Small Company Series
continued

		Shares	Value»
HONG KONG — (Continued)
	Emperor Watch & Jewellery, Ltd.	35,510,000	$931,423
*	Energy International Investments Holdings, Ltd.	1,960,000	40,318
*	ENM Holdings, Ltd.	16,772,000	1,677,513
*	EPI Holdings, Ltd.	1,005,000	10,784
#*	Esprit Holdings, Ltd.	17,865,550	3,409,290
*	Eternity Investment, Ltd.	820,000	19,203
	Fairwood Holdings, Ltd.	892,600	3,074,665
	Far East Consortium International, Ltd.	10,816,130	4,979,977
*	Far East Holdings International, Ltd.	1,911,000	88,028
#*	FIH Mobile, Ltd.	30,950,000	3,450,404
	First Pacific Co., Ltd.	15,136,000	6,141,769
*	First Shanghai Investments, Ltd.	7,496,000	465,329
	Fountain SET Holdings, Ltd.	6,628,000	1,019,135
	Four Seas Mercantile Holdings, Ltd.	610,000	258,491
*	Freeman Fintech Corp, Ltd.	17,658,000	425,253
	Future Bright Holdings, Ltd.	3,288,000	180,915
	Genting Hong Kong, Ltd.	483,000	64,420
	Get Nice Financial Group, Ltd.	2,318,600	273,457
	Get Nice Holdings, Ltd.	56,702,000	1,924,625
	Giordano International, Ltd.	13,514,000	5,922,179
#	Global Brands Group Holding, Ltd.	7,156,599	640,854
	Glorious Sun Enterprises, Ltd.	4,328,000	477,282
	Gold Peak Industries Holdings, Ltd.	3,029,642	308,429
	Golden Resources Development International, Ltd.	3,594,500	267,023
#*	Gold-Finance Holdings, Ltd.	9,580,000	88,298
*	Good Resources Holdings, Ltd.	9,720,000	159,312
#	Goodbaby International Holdings, Ltd.	6,594,000	1,496,283
*	GR Properties, Ltd.	2,660,000	460,095
	Great Eagle Holdings, Ltd.	773,248	3,323,341
#*	Great Harvest Maeta Group Holdings, Ltd.	685,000	152,604
*	Greater Bay Area Investments Group Holdings, Ltd.	18,640,000	23,862
*	Greenheart Group, Ltd.	969,400	39,185
*	Greentech Technology International, Ltd.	6,240,000	46,664
*	G-Resources Group, Ltd.	244,593,600	1,973,857
	Guangnan Holdings, Ltd.	2,363,600	280,943
#	Guotai Junan International Holdings, Ltd.	36,088,797	6,240,784
#	Haitong International Securities Group, Ltd.	21,323,400	6,969,343
	Hang Lung Group, Ltd.	553,000	1,534,933
	Hanison Construction Holdings, Ltd.	2,551,649	441,121
*	Hao Tian Development Group, Ltd.	19,412,400	555,004
	Harbour Centre Development, Ltd.	935,500	1,710,321
	HKBN, Ltd.	6,108,000	11,013,469
*	HKBridge Financial Holdings, Ltd.	103,000	8,568
	HKR International, Ltd.	7,066,969	3,548,647
	Hon Kwok Land Investment Co., Ltd.	388,800	196,003
*	Hong Kong Education International Investments, Ltd.	96,000	11,194
	Hong Kong Ferry Holdings Co., Ltd.	906,300	976,115
*	Hong Kong Finance Investment Holding Group, Ltd.	7,208,000	821,705
	Hong Kong Shanghai Alliance Holdings, Ltd.	1,248,002	89,326
#*	Hong Kong Television Network, Ltd.	4,616,751	2,654,460
	Hongkong & Shanghai Hotels, Ltd. (The)	3,653,845	4,757,661
	Hongkong Chinese, Ltd.	5,038,000	682,624
	Honma Golf, Ltd.	1,126,500	978,677
	Hop Hing Group Holdings, Ltd.	13,596,000	242,005
#*	Hsin Chong Group Holdings, Ltd.	10,243,403	344,214
#	Huarong International Financial Holdings, Ltd.	732,000	54,686
	Hung Hing Printing Group, Ltd.	3,040,000	400,516
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	14,106,000	3,325,881
#*	I-CABLE Communications, Ltd.	4,080,000	51,694

41

The Asia Pacific Small Company Series
continued

		Shares	Value»
HONG KONG — (Continued)
	IGG, Inc.	12,055,000	$13,482,398
*	Imagi International Holdings, Ltd.	2,590,300	670,929
	International Housewares Retail Co., Ltd.	1,833,000	535,339
	IPE Group, Ltd.	3,345,000	392,605
*	IRC, Ltd.	26,180,266	731,286
	IT, Ltd.	5,220,532	2,201,804
#	ITC Properties Group, Ltd.	6,476,100	1,525,382
#	Jacobson Pharma Corp., Ltd.	2,788,000	546,893
	Johnson Electric Holdings, Ltd.	2,798,992	5,983,935
	Kader Holdings Co., Ltd.	788,000	84,182
	Kam Hing International Holdings, Ltd.	1,830,000	142,631
	Karrie International Holdings, Ltd.	2,352,000	340,389
	Keck Seng Investments	912,600	543,470
	Kerry Logistics Network, Ltd.	3,443,500	6,204,607
	Kin Yat Holdings, Ltd.	242,000	31,032
	Kingmaker Footwear Holdings, Ltd.	2,382,955	376,910
*	Kiu Hung International Holdings, Ltd.	7,240,000	32,524
	Kowloon Development Co., Ltd.	3,026,000	3,984,728
*	Kwan On Holdings, Ltd.	2,340,000	169,399
	Kwoon Chung Bus Holdings, Ltd.	44,000	24,867
#	Lai Sun Development Co., Ltd.	2,010,008	2,975,135
	Lai Sun Garment International, Ltd.	677,602	941,289
	Lam Soon Hong Kong, Ltd.	308,310	609,863
*	Landing International Development, Ltd.	3,810,400	527,111
	Landsea Green Group Co., Ltd.	2,892,000	344,791
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	1,549,500	597,193
#*	Lerthai Group, Ltd.	40,000	37,532
#*	Leyou Technologies Holdings, Ltd.	1,080,000	323,658
#	Li & Fung, Ltd.	13,518,000	2,358,539
	Lifestyle International Holdings, Ltd.	3,294,000	4,818,916
	Lippo China Resources, Ltd.	20,922,000	438,985
	Lippo, Ltd.	1,161,700	475,804
	Liu Chong Hing Investment, Ltd.	1,409,200	2,237,162
	L’Occitane International SA	2,195,250	4,335,949
#	Luk Fook Holdings International, Ltd.	3,912,000	12,252,749
	Luks Group Vietnam Holdings Co., Ltd.	514,913	117,588
	Lung Kee Bermuda Holdings	1,577,875	589,503
#*	Macau Legend Development, Ltd.	19,473,000	2,739,021
	Magnificent Hotel Investment, Ltd.	13,170,000	291,363
*	Magnus Concordia Group, Ltd.	8,740,000	233,711
#	Man Wah Holdings, Ltd.	16,804,400	7,416,179
#*	Mason Group Holdings, Ltd.	102,773,399	1,604,442
	Master Glory Group, Ltd.	972,981	32,408
	Matrix Holdings, Ltd.	1,067,414	516,774
*	Maxnerva Technology Services, Ltd.	982,000	65,461
*	Mei Ah Entertainment Group, Ltd.	1,080,000	26,159
	Melbourne Enterprises, Ltd.	39,500	1,142,591
	Melco International Development, Ltd.	248,000	548,768
	Microport Scientific Corp.	2,414,000	1,794,676
	Midland Holdings, Ltd.	3,801,897	672,628
*	Million Hope Industries Holdings, Ltd.	484,615	43,957
	Ming Fai International Holdings, Ltd.	2,148,000	269,495
#	Miramar Hotel & Investment	1,107,000	2,423,012
	Modern Dental Group, Ltd.	2,568,000	420,430
#*	Mongolian Mining Corp.	21,846,500	265,946
	NagaCorp., Ltd.	2,004,000	2,464,837
	Nameson Holdings, Ltd.	7,900,000	558,054
	Nanyang Holdings, Ltd.	133,500	999,245

42

The Asia Pacific Small Company Series
continued

		Shares	Value»
HONG KONG — (Continued)
	National Electronics Hldgs.	2,668,600	$413,858
*	National United Resources Holdings, Ltd.	18,280,000	62,246
*	Neo-Neon Holdings, Ltd.	2,625,500	204,613
*	New Century Group Hong Kong, Ltd.	13,351,464	210,822
*	NEW Concepts Holdings, Ltd.	1,012,000	148,303
*	New Sports Group, Ltd.	3,081,000	315,933
*	New Times Energy Corp., Ltd.	10,056,600	102,917
#*	NewOcean Energy Holdings, Ltd.	10,548,000	2,392,962
*	Newtree Group Holdings, Ltd.	3,806,000	262,877
*	Nimble Holdings Co., Ltd.	1,002,000	102,057
#	NOVA Group Holdings, Ltd.	870,000	231,811
*	OCI International Holdings, Ltd.	48,000	8,422
#	OP Financial, Ltd.	8,140,000	2,042,631
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	10,874,706	334,623
	Oriental Watch Holdings	3,422,800	1,017,214
#	Oshidori International Holdings, Ltd.	16,712,400	2,075,661
*	Pacific Andes International Holdings, Ltd.	19,435,067	68,170
#	Pacific Basin Shipping, Ltd.	33,454,000	6,129,182
	Pacific Textiles Holdings, Ltd.	8,225,000	6,512,058
	Pak Fah Yeow International, Ltd.	5,000	1,934
	Paliburg Holdings, Ltd.	3,180,830	1,249,345
	Paradise Entertainment, Ltd.	3,688,000	563,202
	PC Partner Group, Ltd.	2,406,000	664,486
	PCCW, Ltd.	2,251,000	1,298,999
*	Pegasus International Holdings, Ltd.	120,000	12,915
	Perfect Shape Medical, Ltd.	3,948,000	1,553,916
#	Pico Far East Holdings, Ltd.	5,924,000	2,010,034
	Playmates Holdings, Ltd.	7,082,000	1,034,703
*	Playmates Toys, Ltd.	6,288,000	490,518
	Plover Bay Technologies, Ltd.	2,192,000	320,232
#	Pokfulam Development Co.	234,000	503,302
	Polytec Asset Holdings, Ltd.	13,298,026	1,700,863
*	PT International Development Co., Ltd.	4,225,150	248,835
	Public Financial Holdings, Ltd.	3,124,000	1,339,539
*	PYI Corp., Ltd.	30,759,973	432,924
	Rare Earth Magnesium Technology Group Holdings, Ltd.	7,480,000	249,234
*	Realord Group Holdings, Ltd.	3,094,000	1,797,862
	Regal Hotels International Holdings, Ltd.	3,021,800	1,892,902
*	Regent Pacific Group, Ltd.	10,370,000	329,684
#	Regina Miracle International Holdings, Ltd.	2,329,000	1,862,035
#	Sa Sa International Holdings, Ltd.	14,519,522	4,169,484
	Safety Godown Co., Ltd.	400,000	758,922
	Samsonite International SA	585,300	1,346,827
	SAS Dragon Holdings, Ltd.	2,182,000	656,612
#	SEA Holdings, Ltd.	1,683,523	2,257,512
	Shangri-La Asia, Ltd.	444,000	559,163
	Shenwan Hongyuan HK, Ltd.	4,506,250	802,515
	Shun Ho Property Investments, Ltd.	1,254,757	442,910
	Shun Tak Holdings, Ltd.	13,453,419	5,384,238
#*	Shunten International Holdings, Ltd.	9,192,000	718,203
*	Silver Base Group Holdings, Ltd.	6,728,515	250,003
*	Sincere Watch Hong Kong, Ltd.	4,450,000	96,889
	Sing Tao News Corp., Ltd.	1,974,000	217,281
	Singamas Container Holdings, Ltd.	12,932,000	1,935,941
	SIS International Holdings	34,000	15,124
	SITC International Holdings Co., Ltd.	4,690,000	4,789,049
#	Sitoy Group Holdings, Ltd.	2,487,000	479,125
	SmarTone Telecommunications Holdings, Ltd.	4,244,481	4,045,105
*	SOCAM Development, Ltd.	1,448,170	380,735

43

The Asia Pacific Small Company Series
continued

		Shares	Value»
HONG KONG — (Continued)
*	Solartech International Holdings, Ltd.	12,380,000	$91,882
*	Solomon Systech International, Ltd.	11,998,000	323,422
	Soundwill Holdings, Ltd.	645,500	884,626
*	South China Holdings Co., Ltd.	17,774,503	417,576
*	South Shore Holdings, Ltd.	156,750	4,317
	Stella International Holdings, Ltd.	2,417,500	4,086,538
*	Success Universe Group, Ltd.	6,716,000	213,560
#*	Summit Ascent Holdings, Ltd.	8,864,000	1,834,460
	Sun Hing Vision Group Holdings, Ltd.	358,000	127,702
	Sun Hung Kai & Co., Ltd.	5,206,429	2,432,763
	SUNeVision Holdings, Ltd.	1,807,000	1,574,394
*	Synergy Group Holdings International, Ltd.	652,000	62,522
	TAI Cheung Holdings, Ltd.	2,193,000	2,226,691
	Tai Sang Land Development, Ltd.	798,910	546,507
#	Tai United Holdings, Ltd.	670,000	18,866
*	Talent Property Group, Ltd.	14,355,000	97,437
#	Tan Chong International, Ltd.	1,176,000	370,804
#	Tao Heung Holdings, Ltd.	1,729,000	325,066
	Television Broadcasts, Ltd.	2,895,300	4,842,055
*	Termbray Industries International Holdings, Ltd.	1,648,900	77,073
	Tern Properties Co., Ltd.	7,200	4,187
	Texwinca Holdings, Ltd.	7,156,000	2,191,828
*	TFG International Group, Ltd.	1,192,000	32,345
*	Theme International Holdings, Ltd.	5,990,000	103,001
	Tian Teck Land, Ltd.	1,024,000	1,123,784
	TK Group Holdings, Ltd.	1,302,000	642,625
#*	TOM Group, Ltd.	1,146,000	229,194
#*	Town Health International Medical Group, Ltd.	5,764,157	381,857
	Tradelink Electronic Commerce, Ltd.	6,026,000	972,388
	Transport International Holdings, Ltd.	1,474,264	4,331,198
*	Trinity, Ltd.	8,046,000	345,093
	Tsui Wah Holdings, Ltd.	4,630,000	390,930
	Union Medical Healthcare, Ltd.	1,726,097	1,290,909
#	United Laboratories International Holdings, Ltd. (The)	6,978,000	3,740,372
*	Universal Technologies Holdings, Ltd.	6,520,000	191,635
*	Up Energy Development Group, Ltd.	3,929,000	12,172
*	Value Convergence Holdings, Ltd.	8,372,000	589,117
	Value Partners Group, Ltd.	9,282,000	6,199,590
	Vanke Property Overseas, Ltd.	49,000	29,815
	Vantage International Holdings, Ltd.	3,160,000	295,713
	Vedan International Holdings, Ltd.	3,576,000	352,198
	Victory City International Holdings, Ltd.	5,630,349	482,908
	Vitasoy International Holdings, Ltd.	955,000	4,592,570
#	VPower Group International Holdings, Ltd.	1,330,000	476,986
#	VSTECS Holdings, Ltd.	7,319,600	4,112,134
	VTech Holdings, Ltd.	1,333,700	11,953,818
	Wai Kee Holdings, Ltd.	7,126,738	4,467,866
*	Wan Kei Group Holdings, Ltd.	1,005,000	88,784
	Wang On Group, Ltd.	36,500,000	405,599
#*	We Solutions, Ltd.	8,436,000	459,535
	Win Hanverky Holdings, Ltd.	3,310,000	389,803
	Winfull Group Holdings, Ltd.	9,512,000	120,555
	Wing On Co. International, Ltd.	759,000	2,432,702
	Wing Tai Properties, Ltd.	2,165,331	1,532,859
*	Wonderful Sky Financial Group Holdings, Ltd.	1,386,000	202,431
	Wong’s International Holdings, Ltd.	91,641	37,821
	Xinyi Glass Holdings, Ltd.	1,864,000	1,958,046
	Yangtzekiang Garment, Ltd.	334,500	151,717
*	Yat Sing Holdings, Ltd.	1,380,000	25,242

44

The Asia Pacific Small Company Series
continued

		Shares	Value»
HONG KONG — (Continued)
	YGM Trading, Ltd.	447,000	$428,064
#	YT Realty Group, Ltd.	3,450,008	1,018,968
	YTO Express Holdings, Ltd.	144,000	48,321
	Yue Yuen Industrial Holdings, Ltd.	180,000	493,708
#*	Yunfeng Financial Group, Ltd.	280,000	150,165
*	Zhaobangji Properties Holdings, Ltd.	96,000	106,285
TOTAL HONG KONG			441,982,169

NEW ZEALAND — (6.4%)
#	Abano Healthcare Group, Ltd.	53,937	126,887
	Air New Zealand, Ltd.	98,269	175,186
#	Arvida Group, Ltd.	513,989	476,731
	Briscoe Group, Ltd.	5,431	12,288
*	CBL Corp., Ltd.	47,180	18,840
	Chorus, Ltd.	2,989,099	11,453,959
	Colonial Motor Co., Ltd. (The)	144,588	854,953
#	Comvita, Ltd.	31,904	71,838
	EBOS Group, Ltd.	425,200	6,614,404
	Freightways, Ltd.	994,978	5,645,320
	Genesis Energy, Ltd.	2,166,025	5,052,830
#	Gentrack Group, Ltd.	71,302	297,037
	Hallenstein Glasson Holdings, Ltd.	312,494	1,090,901
	Heartland Group Holdings, Ltd.	1,627,774	1,806,861
	Infratil, Ltd.	4,778,499	14,934,157
	Investore Property, Ltd.	264,195	332,087
#	Kathmandu Holdings, Ltd.	858,047	1,269,673
	Mainfreight, Ltd.	432,266	11,829,579
	Metlifecare, Ltd.	964,067	2,845,429
	Metro Performance Glass, Ltd.	76,447	19,521
#	Millennium & Copthorne Hotels New Zealand, Ltd.	395,725	730,782
	NEW Zealand King Salmon Investments, Ltd.	51,906	63,809
	New Zealand Refining Co., Ltd. (The)	835,311	1,173,461
	NZME, Ltd.	16,366	5,619
	NZME, Ltd.	945,851	332,459
#	NZX, Ltd.	1,237,067	931,448
#	Oceania Healthcare, Ltd.	601,672	420,628
*	Pacific Edge, Ltd.	442,720	62,542
	PGG Wrightson, Ltd.	1,130,027	402,342
	Port of Tauranga, Ltd.	588,845	2,509,122
*	Pushpay Holdings, Ltd.	704,704	1,820,549
*	Restaurant Brands New Zealand, Ltd.	160,423	1,008,321
*	Rubicon, Ltd.	1,442,620	184,326
	Sanford, Ltd.	399,789	1,853,198
#	Scales Corp., Ltd.	363,685	1,148,509
	Scott Technology, Ltd.	46,619	68,312
*	Serko, Ltd.	39,150	112,005
#	Skellerup Holdings, Ltd.	776,341	1,253,685
	SKY Network Television, Ltd.	607,605	481,773
	SKYCITY Entertainment Group, Ltd.	4,786,590	12,194,483
#	Steel & Tube Holdings, Ltd.	516,064	339,944
	Summerset Group Holdings, Ltd.	1,328,026	4,970,985
*	Synlait Milk, Ltd.	350,341	2,167,824
	Tourism Holdings, Ltd.	563,982	1,433,151
#*	TOWER, Ltd.	2,065,565	1,054,441
	Trustpower, Ltd.	249,956	1,243,721
	Turners Automotive Group, Ltd.	32,205	50,648
	Vector, Ltd.	785,981	1,996,498
#	Vista Group International, Ltd.	238,307	969,200
#	Warehouse Group, Ltd. (The)	320,770	435,566

45

The Asia Pacific Small Company Series
continued

		Shares	Value»
NEW ZEALAND — (Continued)
	Z Energy, Ltd.	879,438	$3,736,130
TOTAL NEW ZEALAND			110,083,962

SINGAPORE — (10.4%)
*	Abterra, Ltd.	230,320	1,243
	Accordia Golf Trust	4,666,300	1,828,741
#	AEM Holdings, Ltd.	2,097,200	1,597,835
	Amara Holdings, Ltd.	974,800	338,559
#	Ascendas India Trust	4,293,200	4,316,316
	Avarga, Ltd.	3,076,900	445,793
	Baker Technology, Ltd.	289,580	92,148
#	Banyan Tree Holdings, Ltd.	1,193,800	437,095
#	Best World International, Ltd.	2,911,550	2,926,613
#	Bonvests Holdings, Ltd.	950,000	899,063
	Boustead Singapore, Ltd.	1,935,036	1,115,944
#	BreadTalk Group, Ltd.	2,081,700	1,146,566
#	Bukit Sembawang Estates, Ltd.	1,192,003	5,085,227
#	Bund Center Investment, Ltd.	659,825	270,908
#	Centurion Corp., Ltd.	1,404,600	415,377
#	China Aviation Oil Singapore Corp., Ltd.	2,687,599	2,624,731
#	China Sunsine Chemical Holdings, Ltd.	1,916,600	1,617,633
#	Chip Eng Seng Corp., Ltd.	4,072,200	2,166,456
	Chuan Hup Holdings, Ltd.	3,937,600	786,004
#	CITIC Envirotech, Ltd.	2,843,200	641,542
	Civmec, Ltd.	162,700	39,685
#*	COSCO Shipping International Singapore Co., Ltd.	8,508,700	1,984,407
#*	Creative Technology, Ltd.	444,950	1,229,298
#	CSE Global, Ltd.	4,237,900	1,520,460
*	Del Monte Pacific, Ltd.	2,449,764	273,427
	Delfi, Ltd.	788,500	757,436
	Delong Holdings, Ltd.	148,300	646,560
	Duty Free International, Ltd.	720,700	96,456
#*	Dyna-Mac Holdings, Ltd.	2,007,300	161,565
	Elec & Eltek International Co., Ltd.	163,500	225,194
#*	Ezion Holdings, Ltd.	44,905,878	1,072,032
#*	Ezra Holdings, Ltd.	12,922,168	98,124
	Far East Orchard, Ltd.	1,213,103	1,067,289
#	First Resources, Ltd.	5,261,200	6,185,682
	First Sponsor Group, Ltd.	484,728	476,566
	Food Empire Holdings, Ltd.	1,426,600	522,651
#	Fragrance Group, Ltd.	6,077,000	561,968
#	Frencken Group, Ltd.	1,827,100	886,266
	Fu Yu Corp., Ltd.	2,844,300	431,020
*	Gallant Venture, Ltd.	5,118,600	461,574
#	Geo Energy Resources, Ltd.	3,932,300	445,108
	GK Goh Holdings, Ltd.	1,484,065	932,622
#	GL, Ltd.	3,479,300	2,031,155
	Golden Agri-Resources, Ltd.	29,343,400	6,299,831
#	Golden Energy & Resources, Ltd.	603,700	96,126
	GP Industries, Ltd.	2,540,709	1,079,935
#	GuocoLand, Ltd.	1,714,814	2,536,082
#*	Halcyon Agri Corp., Ltd.	1,760,948	618,287
#	Hanwell Holdings, Ltd.	1,888,219	286,097
	Haw Par Corp., Ltd.	296,000	3,089,397
#	Health Management International, Ltd.	1,950,830	945,622
	Hiap Hoe, Ltd.	498,000	301,834
#	Hi-P International, Ltd.	1,561,200	1,607,925
	Ho Bee Land, Ltd.	1,643,000	2,890,379
#	Hong Fok Corp., Ltd.	3,542,994	2,214,227

46

The Asia Pacific Small Company Series
continued

		Shares	Value»
SINGAPORE — (Continued)
*	Hong Leong Asia, Ltd.	1,893,300	$756,370
#	Hong Leong Finance, Ltd.	797,500	1,603,257
	Hotel Grand Central, Ltd.	1,638,283	1,575,100
#	Hour Glass, Ltd. (The)	1,838,832	1,039,356
#	Hutchison Port Holdings Trust	15,257,300	3,507,455
#	Hwa Hong Corp., Ltd.	2,123,500	478,979
#*	Hyflux, Ltd.	3,707,700	111,231
#	iFAST Corp., Ltd.	926,200	739,977
#	Indofood Agri Resources, Ltd.	3,609,300	747,528
#	Japfa, Ltd.	4,093,400	1,604,982
	Keppel Infrastructure Trust	16,678,346	6,227,433
	Koh Brothers Group, Ltd.	1,432,000	234,427
#	KSH Holdings, Ltd.	1,278,300	387,659
#	Lian Beng Group, Ltd.	2,795,300	971,707
#	Low Keng Huat Singapore, Ltd.	912,900	340,831
	Lum Chang Holdings, Ltd.	1,094,030	275,080
#	Mandarin Oriental International, Ltd.	1,355,300	2,413,690
*	Marco Polo Marine, Ltd.	2,194,800	27,616
	Memtech International, Ltd.	214,100	213,817
	Metro Holdings, Ltd.	2,937,492	2,194,066
	Mewah International, Inc.	89,000	18,159
#*	Midas Holdings, Ltd.	9,643,353	256,586
*	mm2 Asia, Ltd.	3,021,800	513,831
	Nera Telecommunications, Ltd.	1,143,400	231,309
	NetLink NBN Trust	2,905,500	1,911,181
	New Toyo International Holdings, Ltd.	948,900	140,296
	NSL, Ltd.	409,900	318,457
#	OUE, Ltd.	2,236,300	2,479,472
#	Oxley Holdings, Ltd.	7,303,479	1,781,460
*	Pacc Offshore Services Holdings, Ltd.	1,132,900	128,972
#	Pan-United Corp., Ltd.	2,435,750	565,339
#	Penguin International, Ltd.	478,232	159,503
	Perennial Real Estate Holdings, Ltd.	167,100	76,006
#	Q&M Dental Group Singapore, Ltd.	2,356,900	858,180
#	QAF, Ltd.	1,570,980	848,190
#*	Raffles Education Corp., Ltd.	5,429,723	333,400
#	Raffles Medical Group, Ltd.	7,624,395	5,862,478
#	RHT Health Trust.	3,131,500	41,665
#	Riverstone Holdings, Ltd.	1,388,300	1,005,510
#	Roxy-Pacific Holdings, Ltd.	505,740	143,143
#	SBS Transit, Ltd.	898,200	2,727,466
	Sembcorp Industries, Ltd.	814,800	1,452,283
#*	Sembcorp Marine, Ltd.	1,925,500	2,155,410
	Sheng Siong Group, Ltd.	5,350,000	4,349,178
	SHS Holdings, Ltd.	2,175,300	287,714
	SIA Engineering Co., Ltd.	1,255,700	2,331,041
#	SIIC Environment Holdings, Ltd.	5,034,020	1,023,759
#	Sinarmas Land, Ltd.	6,963,400	1,288,795
#	Sing Holdings, Ltd.	1,668,000	480,965
#	Sing Investments & Finance, Ltd.	339,675	369,277
#	Singapore Post, Ltd.	11,873,200	8,340,348
#	Singapore Press Holdings, Ltd.	743,200	1,340,535
	Singapore Reinsurance Corp., Ltd.	1,514,530	325,981
	Singapore Shipping Corp., Ltd.	1,640,700	352,067
#*	Sino Grandness Food Industry Group, Ltd.	4,412,635	192,509
	Stamford Land Corp., Ltd.	3,297,700	1,171,010
	StarHub, Ltd.	6,088,700	6,938,314
	Straco Corp., Ltd.	130,000	72,066
#	Sunningdale Tech, Ltd.	1,195,660	1,219,957
47

The Asia Pacific Small Company Series
continued

		Shares	Value»
SINGAPORE — (Continued)
*	SunVic Chemical Holdings, Ltd.	526,945	$6,426
#*	Swiber Holdings, Ltd.	2,895,250	43,653
#	Thomson Medical Group, Ltd.	4,294,500	203,184
#	Tuan Sing Holdings, Ltd.	5,149,556	1,313,860
#	UMS Holdings, Ltd.	3,740,975	1,745,191
#	United Engineers, Ltd.	3,318,328	6,328,466
	United Industrial Corp., Ltd.	87,769	190,757
#	United Overseas Insurance, Ltd.	181,850	954,397
	UOB-Kay Hian Holdings, Ltd.	2,174,110	1,944,879
#	Valuetronics Holdings, Ltd.	3,589,550	1,819,148
	Venture Corp., Ltd.	225,500	2,722,615
*	Vibrant Group, Ltd.	1,495,203	158,038
	Vicom, Ltd.	122,000	617,668
	Wee Hur Holdings, Ltd.	2,769,000	429,183
	Wing Tai Holdings, Ltd.	4,040,967	6,186,694
	Yeo Hiap Seng, Ltd.	223,731	149,774
#*	Yongnam Holdings, Ltd.	2,817,300	357,749
	Zhongmin Baihui Retail Group, Ltd.	26,900	14,514
TOTAL SINGAPORE			177,554,650
TOTAL COMMON STOCKS			1,637,284,059

RIGHTS/WARRANTS — (0.0%)
SINGAPORE — (0.0%)
#*	Ezion Holdings, Ltd. Warrants 04/16/23	5,659,201	0
*	First Sponsor Group, Ltd. Rights 05/30/24	48,473	5,230
TOTAL SINGAPORE			5,230
TOTAL INVESTMENT SECURITIES			1,637,289,289

			Value†
SECURITIES LENDING COLLATERAL — (4.7%)
@ §	The DFA Short Term Investment Fund	6,918,270	80,058,224
TOTAL INVESTMENTS — (100.0%)
(Cost $1,763,062,307)^^			$1,717,347,513

CP	Certificate Participation
SA	Special Assessment
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Summary of the Series’ investments as of June 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$905,263,652	—	$905,263,652
Bermuda	$49,218	—	—	49,218
Canada	334,675	—	—	334,675
China	—	2,015,733	—	2,015,733

48

The Asia Pacific Small Company Series
continued

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Hong Kong	$506,770	$441,475,399	—	$441,982,169
New Zealand	—	110,083,962	—	110,083,962
Singapore	14,514	177,540,136	—	177,554,650
Rights/Warrants
Singapore	—	5,230	—	5,230
Securities Lending Collateral	—	80,058,224	—	80,058,224
TOTAL	$905,177	$1,716,442,336	—	$1,717,347,513

See accompanying Notes to Financial Statements.
49

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2019

(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.2%)
COMMUNICATION SERVICES — (5.9%)
	4imprint Group P.L.C.	132,039	$4,549,884
	Ascential P.L.C.	424,498	1,920,342
	Auto Trader Group P.L.C.	4,756,015	33,124,540
	Bloomsbury Publishing P.L.C.	140,804	406,364
	Centaur Media P.L.C.	537,905	313,814
	Cineworld Group P.L.C.	3,708,570	11,931,360
	Daily Mail & General Trust P.L.C.	1,014,493	10,071,496
	Entertainment One, Ltd.	2,538,275	12,820,391
	Euromoney Institutional Investor P.L.C.	650,007	10,752,228
*	Frontier Developments PLC	7,940	101,287
	Future P.L.C.	58,536	720,167
	Gamma Communications P.L.C.	16,547	241,278
	Huntsworth P.L.C.	1,099,736	1,358,001
	Inmarsat P.L.C.	2,400,987	16,630,511
	ITE Group P.L.C.	4,591,750	4,174,300
	KCOM Group P.L.C.	3,365,144	4,796,962
	Kin & Carta P.L.C.	983,307	1,312,268
	Reach P.L.C.	1,819,647	1,801,086
	Rightmove P.L.C.	1,959,819	13,332,731
	STV Group P.L.C.	4,868	21,496
#	TalkTalk Telecom Group P.L.C.	3,835,254	5,457,585
	Tarsus Group P.L.C.	244,568	1,335,157
TOTAL COMMUNICATION SERVICES			137,173,248

CONSUMER DISCRETIONARY — (21.6%)
	888 Holdings P.L.C.	1,648,130	3,419,289
	AA P.L.C.	3,904,659	2,388,769
*	ASOS P.L.C.	28,597	928,140
	B&M European Value Retail SA	5,636,407	23,873,478
	BCA Marketplace P.L.C.	2,529,197	7,796,885
	Bellway P.L.C.	860,052	30,419,094
*	Boohoo Group P.L.C.	3,971,100	10,671,407
	Bovis Homes Group P.L.C.	1,262,993	16,604,292
	Card Factory P.L.C.	2,073,040	4,640,403
#*	Carpetright P.L.C.	406,341	81,451
	Connect Group P.L.C.	997,601	474,748
	Countryside Properties P.L.C.	2,543,734	9,648,004
	Crest Nicholson Holdings P.L.C.	1,430,751	6,500,289
#	Debenhams P.L.C.	6,862,458	159,484
	DFS Furniture P.L.C.	1,109,987	3,588,175
	Dignity P.L.C.	333,551	2,734,950
	Dixons Carphone P.L.C.	5,979,015	8,310,619
#	Domino’s Pizza Group P.L.C.	3,552,860	12,567,961
	Dunelm Group P.L.C.	713,609	8,342,218
*	EI Group P.L.C.	3,877,460	9,704,860
*	Findel P.L.C.	246,067	788,360
	Fuller Smith & Turner P.L.C., Class A	140,561	1,918,380
*	GAME Digital P.L.C.	15,397	5,812
	Games Workshop Group P.L.C.	223,955	14,111,926
	Gocompare.Com Group P.L.C.	1,895,724	2,264,727
	Greene King P.L.C.	2,728,082	21,397,663
	Greggs P.L.C.	734,900	21,419,776
	GVC Holdings P.L.C.	1,923,973	15,948,611
	Gym Group P.L.C. (The)	725,657	2,252,311

50

The United Kingdom Small Company Series
continued

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Halfords Group P.L.C.	1,399,265	$4,011,434
	Headlam Group P.L.C.	480,270	2,927,492
	Henry Boot P.L.C.	489,674	1,532,280
	Hollywood Bowl Group P.L.C.	168,024	479,336
	Hostelworld Group P.L.C.	226,453	512,577
	Inchcape P.L.C.	2,863,449	22,439,863
	J D Wetherspoon P.L.C.	522,819	9,477,816
	JD Sports Fashion P.L.C.	2,029,276	15,117,800
*	JPJ Group P.L.C.	401,143	3,771,438
	Lookers P.L.C.	1,995,121	1,289,287
	Marston’s P.L.C.	4,559,734	6,762,606
	McCarthy & Stone P.L.C.	2,414,814	4,194,538
	Merlin Entertainments P.L.C.	4,495,638	25,697,746
	Millennium & Copthorne Hotels P.L.C.	1,670,579	14,501,609
*	Mitchells & Butlers P.L.C.	1,629,024	5,928,803
	MJ Gleeson P.L.C.	204,808	1,891,687
	Moneysupermarket.com Group P.L.C.	3,912,801	20,497,403
*	Mothercare P.L.C.	1,543,280	415,394
	Motorpoint group P.L.C.	44,038	125,823
	N Brown Group P.L.C.	1,128,966	1,875,756
#	On the Beach Group P.L.C.	770,184	4,663,023
#	Pendragon P.L.C.	7,772,229	1,606,299
	Pets at Home Group P.L.C.	2,607,314	6,168,807
	Photo-Me International P.L.C.	1,513,993	1,853,439
	Playtech P.L.C.	1,726,837	9,364,852
	Rank Group P.L.C.	874,026	1,766,210
	Redrow P.L.C.	1,760,115	12,188,849
#	Restaurant Group P.L.C. (The)	3,143,360	5,254,305
	Revolution Bars Group P.L.C.	17,764	14,440
*	Sportech P.L.C.	408,363	172,139
*	Sports Direct International P.L.C.	1,399,304	4,915,643
	SSP Group P.L.C.	2,923,878	25,483,187
	Superdry P.L.C.	287,961	1,684,772
	Ted Baker P.L.C.	196,229	2,022,468
#	Telford Homes P.L.C.	174,739	693,707
#*	Thomas Cook Group P.L.C.	8,571,929	1,431,335
#	Topps Tiles P.L.C.	925,429	772,767
	Vertu Motors P.L.C.	262,507	133,650
	Vitec Group P.L.C. (The)	194,945	2,833,280
	WH Smith P.L.C.	718,011	17,985,204
	William Hill P.L.C.	5,449,085	10,699,613
TOTAL CONSUMER DISCRETIONARY			498,120,759

CONSUMER STAPLES — (5.1%)
	A.G. Barr P.L.C.	736,792	8,671,629
	Anglo-Eastern Plantations P.L.C.	107,628	655,583
	Britvic P.L.C.	1,760,993	19,868,435
	Carr’s Group P.L.C.	349,511	695,081
	Cranswick P.L.C.	346,453	11,369,894
	Devro P.L.C.	1,052,919	2,771,301
	Fevertree Drinks P.L.C.	595,409	17,526,221
#	Greencore Group P.L.C.	3,518,843	9,780,548
	Hilton Food Group P.L.C.	228,528	2,808,957
#	Majestic Wine P.L.C.	136,194	445,111
	McBride P.L.C.	1,141,195	1,161,609
	McColl’s Retail Group P.L.C.	60,390	53,454
*	Premier Foods P.L.C.	4,896,591	2,092,549
	PZ Cussons P.L.C.	1,712,581	4,655,430
*	REA Holdings P.L.C.	50,639	85,836

51

The United Kingdom Small Company Series
continued

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Stock Spirits Group P.L.C.	1,064,915	$2,982,033
	Tate & Lyle P.L.C.	3,470,820	32,537,208
TOTAL CONSUMER STAPLES			118,160,879

ENERGY — (4.0%)
*	Amerisur Resources P.L.C.	1,006,443	165,208
	Anglo Pacific Group P.L.C.	945,155	2,477,279
*	Cairn Energy P.L.C.	4,861,884	10,724,024
	Diversified Gas & Oil P.L.C.	549,031	774,096
*	EnQuest P.L.C.	11,246,628	2,816,610
	Genel Energy P.L.C.	539,325	1,326,795
	Gulf Keystone Petroleum, Ltd.	1,408,282	4,041,396
*	Gulf Marine Services P.L.C.	125,859	14,827
	Hunting P.L.C.	1,246,189	8,104,089
#*	Hurricane Energy P.L.C.	2,379,211	1,587,445
	John Wood Group P.L.C.	3,091,313	17,799,688
*	Lamprell P.L.C.	1,219,262	976,598
*	Nostrum Oil & Gas P.L.C.	184,064	112,556
#*	Pantheon Resources P.L.C.	379,233	102,644
	Petrofac, Ltd.	1,736,856	9,501,161
#*	Premier Oil P.L.C.	5,417,983	5,315,359
*	Rockhopper Exploration P.L.C.	95,701	25,009
*	Savannah Petroleum P.L.C.	28,000	6,201
*	Serica Energy P.L.C.	128,748	207,793
	Soco International P.L.C.	1,265,317	1,122,421
	Tullow Oil P.L.C.	9,672,607	25,875,645
TOTAL ENERGY			93,076,844

FINANCIALS — (13.7%)
#	Arrow Global Group P.L.C.	1,088,297	3,134,192
	Ashmore Group P.L.C.	2,191,775	14,179,444
	Bank of Georgia Group P.L.C.	265,554	5,063,294
	Beazley P.L.C.	2,965,469	20,786,246
	Brewin Dolphin Holdings P.L.C.	1,980,974	7,704,692
	Burford Capital, Ltd.	458,725	9,056,612
	Charles Stanley Group P.L.C.	122,025	448,568
	Charles Taylor P.L.C.	220,897	625,430
	Chesnara P.L.C.	737,357	3,098,786
	City of London Investment Group P.L.C.	5,500	28,493
	Close Brothers Group P.L.C.	1,033,400	18,547,218
	CMC Markets P.L.C.	688,906	788,434
	CME Group, Inc.	1	141
	CYBG P.L.C.	6,289,843	15,359,146
*	Georgia Capital P.L.C.	88,244	1,224,117
	Hansard Global P.L.C.	16,468	9,782
	Hastings Group Holdings P.L.C.	2,015,751	5,006,796
	Hiscox, Ltd.	763,128	16,395,920
	IG Group Holdings P.L.C.	2,463,141	18,260,610
	Intermediate Capital Group P.L.C.	1,866,605	32,741,361
	International Personal Finance P.L.C.	1,370,121	2,089,375
*	IP Group P.L.C.	3,191,586	3,027,158
	Jupiter Fund Management P.L.C.	2,754,027	14,781,248
	Just Group P.L.C.	4,961,917	3,553,363
	Lancashire Holdings, Ltd.	1,449,448	12,690,238
	Liontrust Asset Management P.L.C.	1,513	13,842
	Man Group PLC	10,998,653	21,746,362
*	Metro Bank P.L.C.	97,643	650,869
	Non-Standard Finance P.L.C.	215,168	98,393

52

The United Kingdom Small Company Series
continued

		Shares	Value†
FINANCIALS — (Continued)
	Numis Corp. P.L.C.	189,590	$651,435
	OneSavings Bank P.L.C.	1,395,619	6,430,760
	Paragon Banking Group P.L.C.	1,986,747	11,090,940
	Phoenix Group Holdings P.L.C.	1,932,604	17,428,839
	Provident Financial P.L.C.	1,085,414	5,683,795
	Quilter P.L.C.	9,325,244	16,611,064
	Rathbone Brothers P.L.C.	320,312	9,018,569
	River & Mercantile Group P.L.C.	10,512	36,193
	S&U P.L.C.	20,717	624,640
	Saga P.L.C.	6,657,190	3,354,757
	TP ICAP P.L.C.	3,521,849	13,415,267
	Waterloo Investment Holdings, Ltd.	4,000	40
TOTAL FINANCIALS			315,456,429

HEALTH CARE — (3.5%)
	Alliance Pharma P.L.C.	1,101,370	949,702
*	BTG P.L.C.	2,027,017	21,510,825
	CareTech Holdings P.L.C.	229,520	1,088,497
*	Circassia Pharmaceuticals P.L.C.	516,889	106,737
	Consort Medical P.L.C.	293,388	3,175,320
	ConvaTec Group P.L.C.	7,278,848	13,486,805
	CVS Group P.L.C.	216,681	1,997,706
	EMIS Group P.L.C.	211,155	3,262,872
	Genus P.L.C.	108,791	3,664,031
	Hikma Pharmaceuticals P.L.C.	183,642	4,018,980
*	Indivior P.L.C.	4,141,064	2,246,331
	Integrated Diagnostics Holdings P.L.C.	330,094	1,636,686
	Mediclinic International P.L.C.	1,739,495	6,734,769
#*	Oxford Biomedica PLC	35,096	307,942
	Spire Healthcare Group P.L.C.	1,500,676	2,283,846
	UDG Healthcare P.L.C.	1,023,880	10,386,730
*	Vectura Group P.L.C.	4,014,799	4,410,984
TOTAL HEALTH CARE			81,268,763

INDUSTRIALS — (26.6%)
	Aggreko P.L.C.	1,617,035	16,234,160
	Air Partner P.L.C.	253,425	246,139
	Avon Rubber P.L.C.	196,015	3,388,942
#	Babcock International Group P.L.C.	2,995,017	17,434,559
	Balfour Beatty P.L.C.	4,399,129	13,529,230
	BBA Aviation P.L.C.	7,186,917	25,766,418
	Biffa P.L.C.	894,805	2,332,095
	Bodycote P.L.C.	1,383,148	14,536,327
	Braemar Shipping Services P.L.C.	144,282	347,641
*	Capita P.L.C.	3,107,623	4,167,005
	Chemring Group P.L.C.	1,734,909	4,061,901
	Clarkson P.L.C.	168,155	5,351,830
#	Clipper Logistics P.L.C.	192,136	688,745
*	Cobham P.L.C.	16,450,293	22,264,917
	Costain Group P.L.C.	719,416	1,592,165
	Dart Group P.L.C.	348,111	3,691,366
	De La Rue P.L.C.	720,770	2,801,029
#*	Dialight P.L.C.	105,397	659,716
	Diploma P.L.C.	765,719	14,889,808
	easyJet P.L.C.	39,472	477,906
*	Firstgroup P.L.C.	8,082,326	10,038,302
	G4S P.L.C.	9,613,280	25,433,214
	Galliford Try P.L.C.	755,660	6,053,929

53

The United Kingdom Small Company Series
continued

		Shares	Value†
INDUSTRIALS — (Continued)
	Go-Ahead Group P.L.C. (The)	329,220	$8,260,404
	Goodwin P.L.C.	383	16,807
	Grafton Group P.L.C.	1,602,051	16,382,008
	Hays P.L.C.	9,878,691	19,736,569
	HomeServe P.L.C.	1,833,638	27,631,132
	Howden Joinery Group P.L.C.	4,476,142	28,807,280
	IMI P.L.C.	1,817,981	23,985,559
#	Interserve P.L.C.	629,566	47,971
	IWG P.L.C.	4,181,508	18,069,156
	James Fisher & Sons P.L.C.	304,337	7,408,361
	John Laing Group P.L.C.	2,160,054	10,796,498
	John Menzies P.L.C.	532,049	3,059,218
	Keller Group P.L.C.	483,643	3,768,346
#	Kier Group P.L.C.	929,137	1,254,875
	Luceco P.L.C.	67,491	91,715
	Mears Group P.L.C.	763,170	2,542,666
	Meggitt P.L.C.	3,095,744	20,625,102
#	Mitie Group P.L.C.	2,341,363	4,357,667
	Morgan Advanced Materials P.L.C.	1,820,695	6,430,826
	Morgan Sindall Group P.L.C.	223,601	3,515,041
	National Express Group P.L.C.	2,909,162	14,833,840
	Norcros P.L.C.	116,690	329,174
	Northgate P.L.C.	2,144,364	9,431,930
	Pagegroup P.L.C.	2,346,683	15,274,672
#	PayPoint P.L.C.	412,524	5,066,613
	Polypipe Group P.L.C.	1,453,886	8,165,870
	Porvair P.L.C.	15,572	115,318
	QinetiQ Group P.L.C.	3,901,654	13,863,902
	Redde P.L.C.	210,332	281,790
	Renewi P.L.C.	4,168,554	1,530,712
#*	Renold P.L.C.	193,435	87,564
	Ricardo P.L.C.	303,854	2,935,782
	Robert Walters P.L.C.	390,728	3,220,805
	Rotork P.L.C.	5,721,728	23,002,468
#	Royal Mail P.L.C.	2,901,275	7,816,858
	RPS Group P.L.C.	1,407,973	1,918,269
	Senior P.L.C.	3,210,727	8,798,699
*	Serco Group P.L.C.	758,599	1,386,322
	Severfield P.L.C.	1,090,941	948,615
	SIG P.L.C.	4,528,627	7,454,674
	Speedy Hire P.L.C.	2,938,428	2,365,758
	Spirax-Sarco Engineering P.L.C.	57,805	6,748,150
	Staffline Group P.L.C.	2,683	4,043
	Staffline Group P.L.C.	671	160
	Stagecoach Group P.L.C.	3,009,333	4,850,739
	SThree P.L.C.	662,362	2,399,685
	Stobart Group, Ltd.	1,732,886	2,444,644
	T Clarke P.L.C.	147,457	223,577
	Travis Perkins P.L.C.	1,668,861	26,991,502
	Trifast P.L.C.	518,236	1,500,170
	Tyman P.L.C.	819,563	2,522,665
	Ultra Electronics Holdings P.L.C.	633,752	13,282,863
	Vesuvius P.L.C.	1,658,142	11,532,505
#*	Volex P.L.C.	307,047	375,165
	Volution Group P.L.C.	338,389	775,133
	Vp P.L.C.	159,998	1,743,725
	Weir Group P.L.C (The)	34,315	675,193
	Wilmington PL.C.	334,384	834,740
	Wincanton P.L.C.	725,062	2,456,990

54

The United Kingdom Small Company Series
continued

		Shares	Value†
INDUSTRIALS — (Continued)
*	Wizz Air Holdings P.L.C.	38,273	$1,657,560
#	XP Power, Ltd.	95,951	2,706,255
TOTAL INDUSTRIALS			615,329,644

INFORMATION TECHNOLOGY — (6.2%)
	AVEVA Group P.L.C.	271,132	13,913,397
	Computacenter P.L.C.	527,576	8,908,383
	DiscoverIE Group P.L.C.	447,479	2,382,829
	Electrocomponents P.L.C.	3,231,445	25,960,585
	Equiniti Group P.L.C.	2,276,189	6,361,875
	FDM Group Holdings P.L.C.	298,268	3,526,018
	iomart Group P.L.C.	106,283	436,923
#*	IQE P.L.C.	333,707	257,236
	Kainos Group P.L.C.	255,351	2,112,609
	NCC Group P.L.C.	1,582,738	3,288,584
	Oxford Instruments P.L.C.	343,833	5,631,749
	Renishaw P.L.C.	246,434	13,347,702
	RM P.L.C.	336,909	1,025,387
	SDL P.L.C.	467,878	3,034,300
	Smart Metering Systems P.L.C.	379,199	2,554,775
	Softcat P.L.C.	758,809	9,370,509
	Spectris P.L.C.	793,339	28,978,317
	Spirent Communications P.L.C.	3,922,642	7,611,574
	Strix Group P.L.C.	181,909	370,645
#*	Telit Communications P.L.C.	82,391	167,503
	TT Electronics P.L.C.	967,337	2,841,230
#	Xaar P.L.C.	155,393	161,837
TOTAL INFORMATION TECHNOLOGY			142,243,967

MATERIALS — (6.7%)
*	Acacia Mining P.L.C.	777,386	1,757,491
*	Carclo P.L.C.	205,594	51,583
	Castings P.L.C.	159,566	854,278
	Centamin P.L.C.	8,468,347	12,319,595
	Central Asia Metals P.L.C.	382,055	1,034,016
	Elementis P.L.C.	4,004,056	7,202,971
	Essentra P.L.C.	1,276,689	6,938,146
	Ferrexpo P.L.C.	2,362,974	8,351,656
	Forterra P.L.C.	1,212,464	4,559,425
*	Gem Diamonds, Ltd.	679,902	666,052
	Highland Gold Mining, Ltd.	1,327,380	3,444,011
	Hill & Smith Holdings P.L.C.	517,406	7,698,847
	Hochschild Mining P.L.C.	1,437,353	3,493,773
	Ibstock P.L.C.	2,739,246	8,454,819
	KAZ Minerals P.L.C.	1,775,954	13,641,913
	Low & Bonar P.L.C.	2,377,348	181,409
	Marshalls P.L.C.	1,413,639	12,236,308
#*	Petra Diamonds, Ltd.	5,639,982	1,407,637
*	Petropavlovsk P.L.C.	740,190	92,441
	Rhi Magnesita NV	72,918	4,475,715
	RPC Group P.L.C.	2,589,442	26,059,983
#	Scapa Group P.L.C.	180,225	424,220
*	Sibanye Gold, Ltd.	1,584,135	1,865,696
*	Sirius Minerals P.L.C.	1,683,489	314,969
	Synthomer P.L.C.	1,837,257	8,714,920
	Victrex P.L.C.	625,988	17,201,634
	Zotefoams P.L.C.	90,431	674,236
TOTAL MATERIALS			154,117,744

55

The United Kingdom Small Company Series
continued

		Shares	Value†
	REAL ESTATE — (3.0%)
	Capital & Counties Properties P.L.C.	4,730,124	$13,014,240
	CLS Holdings P.L.C.	513,613	1,395,540
*	Countrywide P.L.C.	1,699,141	90,195
	Daejan Holdings P.L.C.	46,566	3,283,187
*	Foxtons Group P.L.C.	1,145,927	769,705
#	Grainger P.L.C.	4,344,203	13,554,885
	Harworth Group P.L.C.	30,680	47,164
	Helical P.L.C.	670,135	3,133,432
	LSL Property Services P.L.C.	404,839	1,079,004
#*	Purplebricks Group P.L.C.	65,365	82,157
*	Raven Property Group, Ltd.	952,767	442,209
	Savills P.L.C.	1,028,033	11,690,919
	St. Modwen Properties P.L.C.	2,832,022	15,752,950
	U & I Group P.L.C.	851,229	1,474,183
#	Urban & Civic P.L.C.	464,478	1,954,912
	Watkin Jones P.L.C.	363,783	952,901
	TOTAL REAL ESTATE		68,717,583

	UTILITIES — (1.9%)
	Drax Group P.L.C.	2,899,857	9,578,238
	Pennon Group P.L.C.	2,915,542	27,498,799
	Telecom Plus P.L.C.	402,507	7,228,227
	TOTAL UTILITIES		44,305,264
	TOTAL COMMON STOCKS		2,267,971,124

	SECURITIES LENDING COLLATERAL — (1.8%)
@ §	The DFA Short Term Investment Fund	3,648,398	42,219,267
	TOTAL INVESTMENTS — (100.0%)
	(Cost $2,275,761,282)		$2,310,190,391

P.L.C.	Public Limited Company
SA	Special Assessment
†	See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of June 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$137,173,248	—	$137,173,248
Consumer Discretionary	—	498,120,759	—	498,120,759
Consumer Staples	—	118,160,879	—	118,160,879
Energy	—	93,076,844	—	93,076,844
Financials	—	315,456,429	—	315,456,429
Health Care	—	81,268,763	—	81,268,763
Industrials	—	615,329,644	—	615,329,644
Information Technology	—	142,243,967	—	142,243,967
Materials	—	154,117,744	—	154,117,744
Real Estate	—	68,717,583	—	68,717,583

56

The United Kingdom Small Company Series
continued

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Utilities	—	$44,305,264	—	$44,305,264
Securities Lending Collateral	—	42,219,267	—	42,219,267
TOTAL	—	$2,310,190,391	—	$2,310,190,391

See accompanying Notes to Financial Statements.
57

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2019

(Unaudited)

		Shares	Value»
COMMON STOCKS — (89.7%)
AUSTRIA — (3.0%)
	Agrana Beteiligungs AG	83,446	$1,811,577
	ANDRITZ AG	510,397	19,215,843
	Atrium European Real Estate, Ltd.	968,162	3,611,394
	Austria Technologie & Systemtechnik AG	182,880	3,314,864
	CA Immobilien Anlagen AG	496,800	18,220,398
	DO & CO AG	52,537	5,077,427
	EVN AG	230,431	3,480,220
#	FACC AG	174,996	2,458,048
	Flughafen Wien AG	30,860	1,383,522
#	IMMOFINANZ AG	669,588	17,467,199
	Josef Manner & Co. AG	870	89,208
	Kapsch TrafficCom AG	36,036	1,311,011
#	Lenzing AG	92,686	10,332,465
	Mayr Melnhof Karton AG	56,819	7,146,966
#	Oberbank AG	39,580	4,293,282
#	Oesterreichische Post AG	242,864	8,175,523
	Palfinger AG	98,045	3,014,881
#	POLYTEC Holding AG	105,679	1,053,864
#	Porr AG	75,463	1,664,310
	Rosenbauer International AG	20,385	985,532
	S IMMO AG	363,879	7,876,160
	Schoeller-Bleckmann Oilfield Equipment AG	76,257	6,475,431
#*	Semperit AG Holding	69,672	1,032,540
	Strabag SE	111,162	3,857,469
	Telekom Austria AG	1,098,493	8,309,079
	UBM Development AG	19,127	837,563
	UNIQA Insurance Group AG	958,393	8,929,622
	Vienna Insurance Group AG Wiener Versicherung Gruppe	268,962	6,897,577
	Voestalpine AG	254,078	7,854,766
	Wienerberger AG	617,965	15,249,200
#*	Zumtobel Group AG	182,287	1,429,018
TOTAL AUSTRIA			182,855,959

BELGIUM — (4.0%)
	Ackermans & van Haaren NV	174,099	26,143,444
*	AGFA-Gevaert NV	1,452,124	5,641,128
*	Argenx SE	195,734	27,660,314
	Atenor	18,030	1,508,076
	Banque Nationale de Belgique	87	226,538
	Barco NV	74,142	15,626,172
#	Bekaert SA	253,902	6,827,674
#*	Biocartis NV	231,370	2,741,511
#	bpost SA	600,057	5,694,122
#*	Celyad SA	42,190	491,400
#	Cie d’Entreprises CFE	48,396	4,595,418
	Cie Immobiliere de Belgique SA	17,580	1,179,563
	Co.Br.Ha Societe Commerciale de Brasserie SA	111	494,658
#	Deceuninck NV	435,935	1,001,912
	D’ieteren SA	202,237	9,295,403
	Econocom Group SA	727,792	2,605,590
#	Elia System Operator SA	221,440	16,329,446
#	Euronav NV	1,282,924	12,022,350
	EVS Broadcast Equipment SA	67,811	1,578,179
#*	Exmar NV	148,882	949,118
#	Fagron	282,720	5,749,208

58

The Continental Small Company Series
continued

		Shares	Value»
BELGIUM — (Continued)
*	Galapagos NV	47,110	$6,077,379
*	Galapagos NV	220,186	28,437,771
	Gimv NV	91,777	5,793,147
*	Ion Beam Applications	126,538	1,922,469
	Jensen-Group NV	20,645	761,460
	Kinepolis Group NV	98,670	5,387,664
#	Lotus Bakeries NV	1,729	4,623,410
#*	MDxHealth	239,516	336,302
#	Melexis NV	111,148	7,515,457
#*	Nyrstar NV	84,985	18,390
#	Ontex Group NV	504,176	8,137,658
	Orange Belgium SA	176,101	3,493,814
*	Oxurion NV	118,286	513,665
#	Picanol	28,690	2,152,329
	Recticel SA	270,323	2,439,359
#	Resilux	5,788	889,057
	Roularta Media Group NV	19,318	290,395
	Sioen Industries NV	53,303	1,456,879
#	Sipef NV	36,491	1,747,202
	Telenet Group Holding NV	97,652	5,441,417
	TER Beke SA	3,565	492,301
*	Tessenderlo Group SA	214,654	7,170,773
	Van de Velde NV	38,465	1,202,190
*	Viohalco SA	583,796	2,862,798
TOTAL BELGIUM			247,524,510

DENMARK — (4.4%)
*	Agat Ejendomme A.S.	307,965	191,486
*	ALK-Abello A.S.	43,332	10,117,551
	Alm Brand A.S.	563,835	4,985,664
#	Ambu A.S., Class B	730,304	11,872,009
*	Bang & Olufsen A.S.	256,627	1,793,386
	BankNordik P/F	10,800	179,447
#*	Bavarian Nordic A.S.	185,816	4,597,247
	Brodrene Hartmann A.S.	16,148	777,654
	Columbus A.S.	430,058	813,609
	D/S Norden A.S.	217,180	3,129,975
	DFDS A.S.	306,367	13,011,628
	Djurslands Bank A.S.	8,970	330,688
	FLSmidth & Co. A.S.	296,273	13,424,680
	Fluegger Group A.S.	4,198	196,655
	GronlandsBANKEN A.S.	1,125	93,375
*	H+H International A.S., Class B	112,329	1,793,700
	Harboes Bryggeri A.S., Class B	17,239	199,431
	IC Group A.S.	43,760	260,251
#	ISS A.S.	612,951	18,531,205
#	Jeudan A.S.	7,494	1,176,069
	Jyske Bank A.S.	500,030	17,345,405
	Lan & Spar Bank	4,981	343,012
	Matas A.S.	144,544	1,569,011
*	Nilfisk Holding A.S.	198,988	5,560,159
#*	NKT A.S.	206,194	3,175,133
#	NNIT A.S.	71,616	1,381,730
	Pandora A.S.	242,397	8,624,324
	Parken Sport & Entertainment A.S.	36,911	652,573
	Per Aarsleff Holding A.S.	140,513	5,015,379
	Ringkjoebing Landbobank A.S.	197,895	12,848,846
#	Roblon A.S., Class B	973	24,798
	Rockwool International A.S., Class A	993	228,094

59

The Continental Small Company Series
continued

		Shares	Value»
DENMARK — (Continued)
	Rockwool International A.S., Class B	43,223	$11,057,940
	Royal Unibrew A.S.	364,385	26,638,609
#	RTX A.S.	57,507	1,385,987
	Scandinavian Tobacco Group A.S., Class A	299,618	3,493,970
	Schouw & Co., A.S.	90,380	6,888,991
	SimCorp A.S.	282,936	27,388,773
	Solar A.S., Class B	37,386	1,798,252
	Spar Nord Bank A.S.	596,914	5,256,531
#	Sydbank A.S.	505,787	9,647,949
#	Tivoli A.S.	9,878	1,028,731
	Topdanmark A.S.	475,380	26,828,864
*	TORM P.L.C.	135,107	1,174,655
	United International Enterprises	10,336	2,057,612
#*	Veloxis Pharmaceuticals A.S.	120,013	47,783
#*	Vestjysk Bank A.S.	1,662,218	1,070,193
#*	Zealand Pharma A.S.	185,786	4,043,796
TOTAL DENMARK			274,052,810

FINLAND — (5.6%)
#*	Afarak Group Oyj	316,672	331,183
#	Ahlstrom-Munksjo Oyj	178,111	2,932,584
	Aktia Bank Oyj	298,828	2,935,331
	Alandsbanken Abp, Class B	21,354	353,138
	Alma Media Oyj	129,772	867,141
	Apetit Oyj	19,668	193,224
	Asiakastieto Group Oyj	1,406	46,069
	Aspo Oyj	95,329	980,903
	Atria Oyj	85,658	753,061
#*	BasWare Oyj	56,551	1,168,574
#	Bittium Oyj	204,447	1,452,503
	Cargotec Oyj, Class B	290,554	11,040,328
#	Caverion Oyj	696,383	5,465,924
#	Citycon Oyj	528,288	5,504,613
	Cramo Oyj	277,432	6,600,415
	Digia Oyj	69,731	265,012
#	Finnair Oyj	506,870	4,042,696
	Fiskars Oyj Abp	217,953	3,569,868
*	F-Secure Oyj	673,598	1,901,043
	Glaston Oyj Abp	9,217	13,470
#*	HKScan Oyj, Class A	257,744	473,877
#	Huhtamaki Oyj	768,251	31,595,732
	Ilkka-Yhtyma Oyj	61,503	251,626
	Kemira Oyj	763,866	11,245,022
	Kesko Oyj, Class A	49,212	2,634,431
	Kesko Oyj, Class B	423,211	23,525,712
#	Konecranes Oyj	482,920	18,450,075
	Lassila & Tikanoja Oyj	212,849	3,476,248
#	Lehto Group Oyj	129,587	389,709
	Metsa Board Oyj	1,431,405	7,693,914
	Metso Oyj	667,333	26,263,685
	Nokian Renkaat Oyj	883,124	27,580,280
	Olvi Oyj, Class A	95,680	3,726,006
	Oriola Oyj, Class A	6,054	13,934
	Oriola Oyj, Class B	914,957	2,089,213
	Orion Oyj, Class A	143,951	5,232,180
#	Orion Oyj, Class B	748,676	27,454,603
#	Outokumpu Oyj	2,921,503	9,988,469
*	Outotec Oyj	1,362,821	7,211,385
#	Pihlajalinna Oyj	77,064	986,207

60

The Continental Small Company Series
continued

		Shares	Value»
FINLAND — (Continued)
#	Ponsse Oyj	75,627	$2,736,048
#*	QT Group Oyj	55,899	838,759
	Raisio Oyj, Class V	829,230	2,739,866
	Ramirent Oyj	552,848	5,619,533
	Rapala VMC Oyj	113,078	388,459
	Raute Oyj, Class A	2,644	68,188
	Revenio Group Oyj	131,368	2,994,760
	Sanoma Oyj	749,458	7,228,808
*	SRV Group Oyj	66,041	121,410
*	Stockmann Oyj Abp, Class A	49,045	136,756
#*	Stockmann Oyj Abp, Class B	189,838	477,480
	Teleste Oyj	52,966	354,911
#	Tieto Oyj	389,139	11,535,256
#	Tikkurila Oyj	250,691	4,222,545
	Tokmanni Group Corp.	344,720	3,146,600
	Uponor Oyj	367,654	3,994,467
#	Vaisala Oyj, Class A	118,863	2,958,538
#	Valmet Oyj	956,184	23,854,227
	Viking Line Abp	7,869	164,470
	Wartsila Oyj Abp	0	3
#	YIT Oyj	1,430,763	8,806,589
TOTAL FINLAND			343,087,061

FRANCE — (10.9%)
	ABC arbitrage	84,395	613,047
	Actia Group	51,304	244,121
*	Adocia	6,607	137,448
#*	Air France-KLM	1,450,296	13,934,531
	Akka Technologies	80,089	5,767,784
	AKWEL	58,127	1,063,769
	Albioma SA	185,529	4,917,314
	Altamir	136,094	2,507,209
#	Alten SA	191,025	22,902,336
#	Altran Technologies SA	1,693,540	26,876,093
*	Amplitude Surgical SAS	19,526	43,989
	Antalis International SAS	0	0
	APRIL SA	75,626	1,855,994
	Assystem SA	62,252	2,525,000
	Aubay	41,397	1,475,470
	Axway Software SA	38,973	576,126
#*	Baikowski SAS	8,805	159,201
#	Bastide le Confort Medical	19,001	832,174
#	Beneteau SA	241,400	2,656,705
	Bigben Interactive	93,677	1,263,891
#	Boiron SA	40,254	1,709,186
	Bonduelle SCA	93,600	3,066,141
#*	Bourbon Corp.	163,857	391,230
	Burelle SA	1,054	1,018,426
#	Casino Guichard Perrachon SA	271,603	9,249,397
	Catering International Services	14,124	201,528
*	Cegedim SA	31,774	969,453
*	CGG SA	4,389,424	8,268,806
#	Chargeurs SA	133,346	2,644,454
	Cie des Alpes	67,699	1,873,882
	Cie Plastic Omnium SA	379,375	9,865,935
*	Coface SA	676,344	6,821,822
	Derichebourg SA	644,921	2,478,348
	Devoteam SA	37,273	4,456,610
	Edenred	495,274	25,241,394

61

The Continental Small Company Series
continued

		Shares	Value»
FRANCE — (Continued)
#	Electricite de Strasbourg SA	21,353	$2,621,691
#	Elior Group SA	858,106	11,802,262
#	Elis SA	1,112,804	20,175,035
	Eramet	65,268	4,344,110
#*	Erytech Pharma SA	3,609	25,295
	Esso SA Francaise	17,215	483,065
	Etablissements Maurel et Prom	250,401	829,164
	Euronext NV	373,020	28,222,360
#	Europcar Mobility Group	662,189	4,713,016
	Eutelsat Communications SA	1,279,751	23,900,748
	Exel Industries, Class A	10,459	564,772
	Fleury Michon SA	6,124	262,347
*	Fnac Darty SA	127,014	9,434,709
	Gaumont SA	11,360	1,438,993
	Gaztransport Et Technigaz SA	126,899	12,729,436
	GEA	2,433	276,512
	Getlink SE	539,090	8,635,407
	Gevelot SA	3,466	776,316
#	GL Events	64,765	1,694,247
	Groupe Crit	23,123	1,559,776
	Groupe Gorge	23,816	440,721
	Groupe Open	30,206	610,229
	Groupe SFPI	29,940	78,279
	Guerbet	38,731	2,100,475
	Haulotte Group SA	75,426	608,795
#	HERIGE SADCS	4,147	118,363
*	ID Logistics Group	14,585	2,590,495
#	Imerys SA	208,694	11,059,698
#	Ingenico Group SA	424,498	37,568,631
	Interparfums SA	2,730	130,777
	IPSOS	245,937	6,484,791
	Jacquet Metal Service SA	84,944	1,736,280
	Kaufman & Broad SA	124,014	4,741,508
	Korian SA	373,864	14,221,071
	Lagardere SCA	778,374	20,278,880
	Lanson-BCC	8,795	290,178
*	Latecoere SACA	458,502	1,497,864
	Laurent-Perrier	13,775	1,404,057
	Le Belier	10,566	364,598
	Lectra	165,142	4,235,955
#	Linedata Services	14,505	440,575
	LISI	114,054	3,689,663
	LNA Sante SA	37,021	1,856,658
	Maisons du Monde SA	283,561	6,765,212
#*	Maisons France Confort SA	15,908	662,148
	Manitou BF SA	66,476	2,052,727
	Manutan International	15,102	1,202,031
	Mersen SA	125,596	4,818,173
#*	METabolic EXplorer SA	156,395	271,927
	Metropole Television SA	285,999	5,409,843
*	MGI Digital Graphic Technology	1,691	85,465
	Mr Bricolage SA	29,965	136,312
	Neopost SA	287,438	6,149,518
	Nexans SA	221,611	7,444,142
	Nexity SA	298,976	12,919,561
#*	Nicox	145,865	827,129
	NRJ Group	81,965	667,797
	Oeneo SA	156,580	1,834,496
*	OL Groupe SA	10,735	40,294

62

The Continental Small Company Series
continued

		Shares	Value»
FRANCE — (Continued)
#*	Onxeo SA	246,319	$211,751
#*	Onxeo SA	48,958	42,440
#*	Pierre & Vacances SA	29,600	526,046
#	Plastivaloire	52,074	379,341
	PSB Industries SA	8,805	284,423
#	Rallye SA	156,235	1,245,030
#*	Recylex SA	102,008	400,905
#	Rexel SA	2,320,855	29,457,124
	Robertet SA	3,622	2,629,647
	Rothschild & Co.	98,860	3,207,687
#	Rubis SCA	610,442	34,370,613
	Samse SA	8,068	1,335,600
	Savencia SA	33,888	2,545,610
	Seche Environnement SA	16,034	642,158
#	Societe BIC SA	180,119	13,720,581
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	59,706	3,684,875
	Societe Marseillaise du Tunnel Prado-Carenage SA	5,211	110,867
	Societe pour l’Informatique Industrielle	41,811	1,094,053
*	SOITEC	128,068	14,010,631
#*	Solocal Group	4,233,535	4,356,247
#	Somfy SA	102,875	9,928,712
	Sopra Steria Group	104,887	12,221,533
#	SPIE SA	852,935	15,824,619
#*	SRP Groupe SA	55,158	86,148
	Stef SA	27,648	2,322,948
	Sword Group	37,203	1,278,359
#	Synergie SA	69,728	2,515,449
#	Tarkett SA	221,856	5,193,674
#*	Technicolor SA	2,040,996	1,890,440
#	Television Francaise 1	615,411	6,475,988
	TFF Group	12,655	532,585
#	Thermador Groupe	37,127	2,410,038
	Total Gabon	3,171	492,452
*	Touax SA	9,530	55,720
#	Trigano SA	55,119	5,028,622
#	Union Financiere de France BQE SA	18,317	389,515
#*	Vallourec SA	2,261,226	6,495,704
*	Valneva SE	50,214	181,271
	Vetoquinol SA	19,343	1,275,245
	Vicat SA	121,901	6,065,230
	VIEL & Cie SA	162,802	926,222
	Vilmorin & Cie SA	35,320	2,021,784
*	Virbac SA	21,012	4,020,312
	Vranken-Pommery Monopole SA	22,338	581,498
	XPO Logistics Europe SADIR	33	11,778
TOTAL FRANCE			673,414,866

GERMANY — (15.6%)
#	1&1 Drillisch AG	55,974	1,867,674
	7C Solarparken AG	12,773	42,641
	Aareal Bank AG	455,580	12,001,669
#	Adler Modemaerkte AG	47,849	168,307
#	ADLER Real Estate AG	245,889	3,137,892
	ADO Properties SA	220,260	9,108,826
*	ADVA Optical Networking SE	364,431	2,666,870
#*	AIXTRON SE	549,541	5,249,507
	All for One Group AG	4,222	223,489
	Allgeier SE	46,014	1,361,409
	Amadeus Fire AG	41,125	5,599,071

63

The Continental Small Company Series
continued

		Shares	Value»
GERMANY — (Continued)
#	Atoss Software AG	2,385	$371,609
#	Aurubis AG	300,477	14,675,537
#	Axel Springer SE	11,260	791,945
#	Basler AG	31,956	1,814,920
	Bauer AG	82,351	2,270,339
	BayWa AG	106,449	3,079,394
	BayWa AG	124	4,259
	Bechtle AG	225,300	25,928,824
	Bertrandt AG	42,139	2,993,062
	bet-at-home.com AG	21,796	1,374,359
	Bijou Brigitte AG	22,217	1,014,045
#	Bilfinger SE	240,674	7,788,785
	Borussia Dortmund GmbH & Co. KGaA	602,892	5,675,518
	CANCOM SE	259,318	13,764,242
	Carl Zeiss Meditec AG	5,204	513,272
*	CECONOMY AG	1,156,067	7,067,535
	CENIT AG	53,174	783,558
	CENTROTEC Sustainable AG	42,180	599,885
	Cewe Stiftung & Co. KGAA	43,060	4,255,065
	comdirect bank AG	217,781	2,453,058
	CompuGroup Medical SE	182,337	14,725,762
#	Corestate Capital Holding SA	77,099	2,636,412
	CropEnergies AG	154,098	1,082,650
	CTS Eventim AG & Co. KGaA	442,453	20,572,556
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	964,996
*	DEAG Deutsche Entertainment AG	54,104	263,048
*	Delticom AG	28,981	161,183
	Deutsche Beteiligungs AG	96,185	3,709,963
#	Deutsche EuroShop AG	394,656	10,906,859
	Deutsche Pfandbriefbank AG	1,033,260	12,441,693
	Deutz AG	1,027,597	9,997,006
*	Dialog Semiconductor P.L.C.	621,432	25,006,024
	DIC Asset AG	435,337	5,026,638
	DMG Mori AG	15,692	777,833
#	Dr Hoenle AG	35,751	2,410,633
	Draegerwerk AG & Co. KGaA	18,322	876,503
	Duerr AG	410,542	14,025,933
	Eckert & Ziegler Strahlen- und Medizintechnik AG	32,518	3,829,967
	EDAG Engineering Group AG	52,516	710,234
	Elmos Semiconductor AG	92,807	2,322,454
#*	ElringKlinger AG	204,148	1,231,598
	Energiekontor AG	2,066	40,632
#*	Evotec SE	667,317	18,683,333
#	Ferratum Oyj	64,645	757,387
	Fielmann AG	153,639	11,126,954
#	First Sensor AG	44,242	1,415,372
#	FORTEC Elektronik AG	372	9,116
	Francotyp-Postalia Holding AG, Class A	55,619	224,584
	Freenet AG	981,903	19,644,203
	FRIWO AG	513	15,668
	Fuchs Petrolub SE	69,731	2,482,329
	GEA Group AG	729,248	20,696,495
	Gerresheimer AG	262,222	19,327,204
	Gesco AG	56,186	1,539,720
	GFT Technologies SE	123,639	986,884
	Grand City Properties SA	780,011	17,839,581
#	GRENKE AG	64,487	6,933,117
*	H&R GmbH & Co. KGaA	70,149	540,279
	Hamburger Hafen und Logistik AG	182,979	4,841,809

64

The Continental Small Company Series
continued

		Shares	Value»
GERMANY — (Continued)
#	Hapag-Lloyd AG	64,363	$2,817,923
	Hawesko Holding AG	52	2,107
#*	Heidelberger Druckmaschinen AG	1,982,859	3,184,164
	Hella GmbH & Co KGaA	244,384	12,041,621
	Highlight Communications AG	98,406	482,142
	HolidayCheck Group AG	222,207	671,604
	Hornbach Baumarkt AG	37,380	734,088
	Hornbach Holding AG & Co. KGaA	25,406	1,443,584
	Hugo Boss AG	488,688	32,569,011
	Indus Holding AG	133,474	5,995,231
	Isra Vision AG	119,837	5,339,724
#	IVU Traffic Technologies AG	50,314	520,720
	Jenoptik AG	391,123	12,647,913
#	K+S AG	1,567,865	29,170,811
#	Kloeckner & Co. SE	575,851	3,443,142
#	Koenig & Bauer AG	95,477	3,939,959
	Krones AG	114,135	9,195,622
	KSB SE & Co. KGaA	3,466	1,188,537
	KWS Saat SE	80,955	5,901,690
	Lanxess AG	620,363	36,843,046
#	Leifheit AG	60,321	1,423,100
#*	Leoni AG	245,460	4,060,386
*	LPKF Laser & Electronics AG	79,814	689,996
#*	Manz AG	30,876	821,076
	MasterFlex SE	21,291	137,962
	Mediclin AG	88,966	525,787
#*	Medigene AG	104,479	881,587
#	METRO AG	359,027	6,560,408
	MLP SE	415,171	1,955,065
	Nemetschek SE	378,735	22,816,083
	Nexus AG	87,089	3,284,094
*	Nordex SE	508,398	7,018,742
	Norma Group SE	237,761	9,853,444
#	OHB SE	38,414	1,462,277
#	OSRAM Licht AG	602,174	19,891,712
#	Paragon GmbH & Co. KGaA	14,660	347,339
	Patrizia Immobilien AG	358,404	7,424,707
*	Petro Welt Technologies AG	12,774	60,902
#	Pfeiffer Vacuum Technology AG	56,577	8,313,042
	PNE AG	493,007	1,394,650
#	Progress-Werk Oberkirch AG	8,558	287,661
#	ProSiebenSat.1 Media SE	1,109,960	17,388,141
#	PSI Software AG	50,278	1,021,711
#	QSC AG	724,521	1,123,604
*	R Stahl AG	14,952	445,390
	Rheinmetall AG	339,164	41,568,274
#	RHOEN-KLINIKUM AG	233,180	7,126,867
	RIB Software SE	292,708	6,011,963
#*	Rocket Internet SE	497,217	14,325,244
#	S&T AG	322,003	7,523,468
	SAF-Holland SA	362,112	4,199,386
	Salzgitter AG	310,376	8,894,180
#*	Schaltbau Holding AG	32,728	1,048,072
#	Schloss Wachenheim AG	8,017	145,566
	Scout24 AG	271,406	14,426,417
	Secunet Security Networks AG	6,248	814,338
#*	Senvion SA	31,747	27,058
#*	SGL Carbon SE	293,218	2,380,457
#*	Shop Apotheke Europe NV	24,816	970,753

65

The Continental Small Company Series
continued

		Shares	Value»
GERMANY — (Continued)
	Siltronic AG	153,046	$11,121,443
	Sixt Leasing SE	64,806	800,558
	Sixt SE	96,696	10,347,239
#*	SLM Solutions Group AG	9,386	135,682
*	SMA Solar Technology AG	87,177	2,532,088
*	SMT Scharf AG	22,763	358,546
	Softing AG	26,963	223,538
	Software AG	395,714	13,599,450
	Stabilus SA	170,155	7,883,982
	STRATEC SE	24,452	1,582,506
	Stroeer SE & Co. KGaA	216,062	16,231,883
	Suedzucker AG	584,233	9,900,788
#*	SUESS MicroTec SE	137,494	1,468,647
	Surteco Group SE	46,110	1,329,783
	Syzygy AG	2,030	22,311
	TAG Immobilien AG	1,024,715	23,669,028
	Takkt AG	203,963	2,969,857
#	Technotrans SE	47,270	1,168,053
#*	Tele Columbus AG	296,432	595,697
	TLG Immobilien AG	722,981	21,164,824
#	Tom Tailor Holding SE	214,000	562,114
	Traffic Systems SE	35,766	603,642
	VERBIO Vereinigte BioEnergie AG	151,277	1,342,235
	Vossloh AG	68,437	2,517,229
#	Wacker Chemie AG	89,853	7,100,573
	Wacker Neuson SE	220,998	5,556,285
	Washtec AG	76,707	5,215,029
	Wuestenrot & Wuerttembergische AG	115,343	2,481,502
	XING SE	20,306	8,681,845
	Zeal Network SE	64,157	1,439,526
TOTAL GERMANY			958,820,609

IRELAND — (0.5%)
	Bank of Ireland Group P.L.C.	318,597	1,666,778
	C&C Group P.L.C.	1,115,071	4,953,945
	C&C Group P.L.C.	399,607	1,812,437
*	Cairn Homes P.L.C.	584,941	798,522
	Datalex P.L.C.	107,125	111,580
	FBD Holdings P.L.C.	125,459	1,219,614
	FBD Holdings P.L.C.	5,704	54,776
	Flutter Entertainment P.L.C.	1,546	116,233
	Glanbia P.L.C.	278,225	4,523,729
	Glanbia P.L.C.	700,613	11,426,857
*	IFG Group P.L.C.	313,153	768,305
*	Independent News & Media P.L.C.	1,939,277	230,463
	Irish Continental Group P.L.C.	534,024	2,650,134
	Irish Continental Group P.L.C.	234,200	1,220,388
*	Permanent TSB Group Holdings P.L.C.	147,302	204,349
TOTAL IRELAND			31,758,110

ISRAEL — (2.8%)
	Adgar Investment and Development, Ltd.	6,982	12,622
*	ADO Group, Ltd.	99,315	1,491,169
	Afcon Holdings, Ltd.	1,840	88,690
*	Africa Israel Properties, Ltd.	98,160	3,167,202
	Africa Israel Residences, Ltd.	2,237	46,630
*	Airport City, Ltd.	462,195	8,499,560
*	Albaad Massuot Yitzhak, Ltd.	2,660	17,034

66

The Continental Small Company Series
continued

		Shares	Value»
ISRAEL — (Continued)
*	Allot, Ltd.	189,732	$1,354,780
	Alony Hetz Properties & Investments, Ltd.	572,696	7,442,796
#	Alrov Properties and Lodgings, Ltd.	49,177	1,839,889
	Amot Investments, Ltd.	698,200	4,642,667
	Arad, Ltd.	15,796	211,598
#*	Arko Holdings, Ltd.	1,440,389	575,179
#	Ashtrom Group, Ltd.	72,228	558,414
	Ashtrom Properties, Ltd.	200,707	1,085,953
	AudioCodes, Ltd.	178,789	2,709,951
*	Avgol Industries 1953, Ltd.	468,925	488,558
*	Azorim-Investment Development & Construction Co., Ltd.	434,861	536,674
	Bayside Land Corp.	6,361	3,364,082
	Bet Shemesh Engines Holdings 1997, Ltd.	16,900	461,382
	Bezeq The Israeli Telecommunication Corp., Ltd.	249,727	189,150
*	Big Shopping Centers, Ltd.	32,218	2,330,060
#*	BioLine RX, Ltd.	96,617	35,736
	Blue Square Real Estate, Ltd.	35,391	1,542,606
*	Bonus Biogroup, Ltd.	613,036	78,231
*	Brack Capital Properties NV	17,815	1,684,468
#	Brainsway, Ltd.	54,222	281,382
	Camtek, Ltd.	116,162	1,002,523
	Carasso Motors, Ltd.	94,524	418,999
*	Castro Model, Ltd.	145	2,317
#*	Cellcom Israel, Ltd.	379,471	1,087,596
*	Ceragon Networks, Ltd.	266,244	780,095
*	Clal Biotechnology Industries, Ltd.	182,384	106,841
*	Clal Insurance Enterprises Holdings, Ltd.	214,552	3,577,649
	Cohen Development & Industrial Buildings, Ltd.	3,184	76,048
#*	Compugen, Ltd.	192,244	760,798
	Danel Adir Yeoshua, Ltd.	22,019	1,437,552
	Delek Automotive Systems, Ltd.	222,032	1,024,150
	Delek Group, Ltd.	8,715	1,499,122
	Delta-Galil Industries, Ltd.	71,758	2,113,570
	Dexia Israel Bank, Ltd.	1,031	215,430
	Direct Insurance Financial Investments, Ltd.	111,207	1,228,257
	Dor Alon Energy in Israel 1988, Ltd.	9,069	147,214
*	El Al Israel Airlines	979,163	255,416
	Electra Consumer Products 1970, Ltd.	44,280	542,211
	Electra, Ltd.	12,544	3,506,352
*	Elron Electronic Industries, Ltd.	92,425	150,700
*	Energix-Renewable Energies, Ltd.	799,844	1,613,852
#*	Enlight Renewable Energy, Ltd.	2,163,770	1,710,768
*	Equital, Ltd.	110,847	3,479,940
*	Evogene, Ltd.	79,189	124,573
*	First International Bank Of Israel, Ltd.	47,441	1,198,498
	FMS Enterprises Migun, Ltd.	19,186	481,584
*	Foresight Autonomous Holdings, Ltd.	172,589	43,676
	Formula Systems 1985, Ltd.	62,881	3,237,554
#	Fox Wizel, Ltd.	57,530	1,648,239
#	Gilat Satellite Networks, Ltd.	225,761	1,942,635
#	Hadera Paper, Ltd.	24,531	1,686,706
#	Hamlet Israel-Canada, Ltd.	32,722	587,261
	Harel Insurance Investments & Financial Services, Ltd.	807,352	6,061,629
#	Hilan, Ltd.	98,707	3,211,936
	IDI Insurance Co., Ltd.	44,710	1,740,799
*	Industrial Buildings Corp., Ltd.	1,009,017	2,002,305
#	Inrom Construction Industries, Ltd.	359,992	1,263,037
	Intec Pharma, Ltd.	24,773	107,515
#*	Intercure, Ltd.	52,127	106,634

67

The Continental Small Company Series
continued

		Shares	Value»
ISRAEL — (Continued)
	Israel Canada T.R, Ltd.	2,330	$2,705
	Israel Land Development - Urban Renewal, Ltd.	29,765	267,762
	Isras Investment Co., Ltd.	5,159	811,563
	Issta Lines, Ltd.	11,573	200,572
#*	Kamada, Ltd.	204,692	1,105,999
	Kenon Holdings, Ltd.	103,975	2,206,185
	Kerur Holdings, Ltd.	30,969	811,743
	Klil Industries, Ltd.	5,406	456,939
	Maabarot Products, Ltd.	25,295	262,230
#	Magic Software Enterprises, Ltd.	133,292	1,210,008
	Matrix IT, Ltd.	238,821	3,439,686
#	Maytronics, Ltd.	283,393	1,956,736
	Mediterranean Towers, Ltd.	326,956	664,251
#	Mega Or Holdings, Ltd.	81,523	1,501,869
	Meitav Dash Investments, Ltd.	91,774	334,746
	Melisron, Ltd.	70,978	3,826,610
	Menora Mivtachim Holdings, Ltd.	183,483	2,786,307
	Migdal Insurance & Financial Holding, Ltd.	2,412,990	2,531,149
*	Minrav Holdings, Ltd.	263	33,711
	Mivtach Shamir Holdings, Ltd.	23,078	386,090
	Naphtha Israel Petroleum Corp., Ltd.	244,337	1,599,565
*	Nawi Brothers, Ltd.	98,368	580,951
	Neto ME Holdings, Ltd.	8,982	763,650
*	Nova Measuring Instruments, Ltd.	182,733	4,552,079
#	NR Spuntech Industries, Ltd.	76,176	190,118
#*	Oil Refineries, Ltd.	10,222,216	5,250,924
	One Software Technologies, Ltd.	552	30,170
	OPC Energy, Ltd.	33,545	266,917
*	Partner Communications Co., Ltd.	816,972	3,495,903
	Paz Oil Co., Ltd.	56,718	7,988,187
*	Perion Network, Ltd.	5,485	15,318
	Phoenix Holdings, Ltd. (The)	571,475	3,466,343
	Plasson Industries, Ltd.	20,285	866,273
*	Pluristem Therapeutics, Inc.	18,127	11,251
*	Pluristem Therapeutics, Inc.	17,233	10,566
#	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	50,072	2,611,377
#*	Redhill Biopharma, Ltd.	613,939	398,028
#	Scope Metals Group, Ltd.	47,147	1,107,866
#	Shapir Engineering and Industry, Ltd.	593,025	2,175,883
#	Shikun & Binui, Ltd.	1,337,236	3,902,741
	Shufersal, Ltd.	846,453	5,646,966
	Summit Real Estate Holdings, Ltd.	198,692	1,916,651
*	Suny Cellular Communication, Ltd.	473,129	253,315
#	Tadiran Holdings, Ltd.	14,981	485,781
*	Tower Semiconductor, Ltd.	339,612	5,214,378
#*	Union Bank of Israel	199,952	949,997
	YH Dimri Construction & Development, Ltd.	1,529	29,744
TOTAL ISRAEL			175,496,247

ITALY — (9.4%)
#*	A.S. Roma SpA	856,401	491,791
	A2A SpA	10,193,924	17,695,847
	ACEA SpA	407,737	7,764,331
*	Aeffe SpA	310,503	639,323
	Amplifon SpA	665,253	15,587,485
	Anima Holding SpA	1,876,634	6,380,146
	Aquafil SpA	83,289	784,628
*	Arnoldo Mondadori Editore SpA	1,200,844	2,163,163
	Ascopiave SpA	574,531	2,466,441
68

The Continental Small Company Series
continued

		Shares	Value»
ITALY — (Continued)
	Autogrill SpA	976,190	$10,238,952
	Autostrade Meridionali SpA	3,917	142,556
	Avio SpA	83,312	1,375,789
#	Azimut Holding SpA	925,979	17,842,964
	B&C Speakers SpA	18,289	249,442
#*	Banca Carige SpA	148,414,098	185,638
	Banca Farmafactoring SpA	745,039	4,152,704
	Banca Finnat Euramerica SpA	616,149	210,155
	Banca Generali SpA	431,373	12,421,188
	Banca IFIS SpA	158,534	2,139,530
	Banca Mediolanum SpA	210,639	1,551,551
#*	Banca Monte dei Paschi di Siena SpA	213,039	260,991
	Banca Popolare di Sondrio SCPA	3,145,191	6,977,458
	Banca Profilo SpA	1,814,636	316,411
#	Banca Sistema SpA	331,868	448,235
#*	Banco BPM SpA	12,626,497	25,716,371
#	Banco di Desio e della Brianza SpA	238,796	519,198
	BasicNet SpA	169,891	916,127
#	BE	564,587	638,659
#	Biesse SpA	88,272	1,133,340
#	BPER Banca	3,576,937	14,580,068
#	Brembo SpA	1,149,779	13,232,103
	Brunello Cucinelli SpA	251,092	8,478,021
#	Buzzi Unicem SpA	620,584	12,600,244
	Cairo Communication SpA	546,490	1,642,286
#	Carraro SpA	162,374	366,337
	Cembre SpA	10,902	250,554
	Cementir Holding SpA	357,880	2,594,907
	Cerved Group SpA	1,380,566	12,251,944
	CIR-Compagnie Industriali Riunite SpA	2,650,178	2,835,705
	Credito Emiliano SpA	577,631	2,782,772
*	Credito Valtellinese SpA	46,943,662	3,014,028
#*	d’Amico International Shipping SA	2,577,810	274,896
	Danieli & C Officine Meccaniche SpA	98,612	1,807,185
	Datalogic SpA	126,734	2,513,330
	De’ Longhi SpA	416,772	8,434,986
	DeA Capital SpA	778,374	1,129,596
	DiaSorin SpA	138,449	16,084,009
	doBank SpA	75,176	1,000,073
#	El.En. SpA	27,113	564,229
#*	Elica SpA	140,268	321,226
	Emak SpA	388,913	434,225
	Enav SpA	1,325,433	7,523,092
*	ePrice SpA	77,039	75,406
	ERG SpA	420,457	8,610,280
	Esprinet SpA	235,490	857,668
#*	Eurotech SpA	276,627	1,528,894
*	Expert System SpA	45,395	187,270
#*	Exprivia SpA	109,673	127,407
	Falck Renewables SpA	988,254	4,147,041
	Fiera Milano SpA	182,588	771,859
#	Fila SpA	141,852	2,111,244
*	Fincantieri SpA	3,883,790	4,355,711
	FNM SpA	1,231,913	694,867
#*	GEDI Gruppo Editoriale SpA	927,122	312,826
#	Gefran SpA	37,987	285,663
#	Geox SpA	604,392	877,255
#	GIMA TT SpA	59,692	552,995
	Gruppo MutuiOnline SpA	169,566	3,019,472

69

The Continental Small Company Series
continued

		Shares	Value»
ITALY — (Continued)
*	Guala Closures SpA	23,379	$168,492
#	Hera SpA	6,455,969	24,694,215
	Illimity Bank SpA	23,835	240,991
#	IMA Industria Macchine Automatiche SpA	129,592	10,747,090
#*	IMMSI SpA	1,338,219	832,288
*	Intek Group SpA	1,988,417	700,279
	Interpump Group SpA	569,177	17,513,887
	Iren SpA	5,087,546	13,226,752
	Italgas SpA	3,818,401	25,663,204
	Italmobiliare SpA	57,131	1,378,559
	IVS Group SA	56,191	647,840
#*	Juventus Football Club SpA	3,178,690	5,353,239
#	La Doria SpA	80,464	832,440
#	Maire Tecnimont SpA	1,175,046	3,809,773
	MARR SpA	234,377	5,350,004
	Massimo Zanetti Beverage Group SpA	65,668	437,353
#*	Mediaset SpA	3,820,606	12,487,773
#	Openjobmetis SpA agenzia per il lavoro	63,025	515,840
#*	OVS SpA	1,248,714	2,145,578
	Piaggio & C SpA	1,557,750	4,571,178
#	Pirelli & C SpA	134,274	792,601
#	Prima Industrie SpA	32,468	551,315
#	Prysmian SpA	702,406	14,512,909
	RAI Way SpA	549,510	3,288,731
	Reno de Medici SpA	1,282,618	901,466
	Reply SpA	150,466	10,267,920
#	Retelit SpA	812,002	1,292,538
#	Rizzoli Corriere Della Sera Mediagroup SpA	1,132,439	1,200,137
	Sabaf SpA	49,948	776,032
#	SAES Getters SpA	26,758	624,515
#*	Safilo Group SpA	233,748	245,172
*	Saipem SpA	5,057,693	25,239,730
#*	Salini Impregilo SpA	1,282,257	2,589,660
	Salvatore Ferragamo SpA	377,547	9,015,445
	Saras SpA	4,486,402	6,772,262
	Servizi Italia SpA	62,874	221,777
	Sesa SpA	55,676	1,798,288
	Societa Cattolica di Assicurazioni SC	1,205,206	10,778,539
	Societa Iniziative Autostradali e Servizi SpA	634,629	11,791,469
#*	Sogefi SpA	332,859	471,351
	SOL SpA	171,736	2,176,327
	Tamburi Investment Partners SpA	805,238	5,143,047
	Technogym SpA	667,996	7,442,422
*	Tinexta S.p.A.	139,927	2,090,546
#*	Tiscali SpA	9,160,788	121,053
#	Tod’s SpA	73,658	3,436,911
#*	TREVI - Finanziaria Industriale SpA	509,518	143,602
#	TXT e-solutions SpA	38,226	356,356
	Unieuro SpA	67,560	1,081,503
#	Unione di Banche Italiane SpA	7,724,232	21,089,051
	Unipol Gruppo SpA	3,241,237	15,793,710
	UnipolSai Assicurazioni SpA	348,889	896,452
	Zignago Vetro SpA	200,088	2,421,988
TOTAL ITALY			581,283,688

NETHERLANDS — (6.1%)
	Aalberts NV	728,381	28,590,585
	Accell Group NV	154,132	4,247,714
#*	AFC Ajax NV	13,955	294,468

70

The Continental Small Company Series
continued

		Shares	Value»
NETHERLANDS — (Continued)
#*	Altice Europe NV	4,683,910	$16,776,156
*	Altice Europe NV, Class B	159,363	569,322
#	AMG Advanced Metallurgical Group NV	184,488	5,724,006
	Amsterdam Commodities NV	119,553	2,544,954
	APERAM SA	390,560	10,986,998
#	Arcadis NV	526,001	9,976,848
*	Argenx SE	10,098	1,414,636
	ASM International NV	330,867	21,474,103
	ASR Nederland NV	160,015	6,501,626
*	Basic-Fit NV	181,080	6,373,074
	BE Semiconductor Industries NV	589,568	15,128,465
#*	Beter Bed Holding NV	22,883	58,568
	BinckBank NV	388,322	2,786,450
#	Boskalis Westminster	653,419	15,073,969
#	Brunel International NV	158,072	2,310,781
#	Corbion NV	418,361	13,618,851
	Flow Traders	226,049	6,597,377
	ForFarmers NV	213,722	1,809,917
#*	Fugro NV	597,586	5,140,739
	GrandVision NV	173,216	4,023,970
*	Heijmans NV	163,686	1,615,140
	Hunter Douglas NV	24,041	1,679,698
	IMCD NV	357,303	32,775,767
#	Intertrust NV	464,189	9,574,490
	KAS Bank NV	99,500	1,401,492
#	Kendrion NV	107,439	2,298,994
	Koninklijke BAM Groep NV	1,955,582	8,664,431
	Koninklijke Vopak NV	232,211	10,693,472
*	Lucas Bols NV	20,321	332,463
	Nederland Apparatenfabriek	33,193	1,821,471
*	OCI NV	327,478	8,991,827
	Ordina NV	673,792	1,378,875
#	PostNL NV	3,252,691	5,637,020
	SBM Offshore NV	1,376,758	26,577,630
#	SIF Holding NV	35,317	403,647
	Signify NV	712,323	21,017,218
#	Sligro Food Group NV	166,919	6,220,600
*	Takeaway.com NV	233,901	21,883,399
	TKH Group NV	272,075	16,836,577
	TomTom NV	545,686	6,269,384
	Van Lanschot Kempen NV	77,449	1,753,135
	Wessanen	484,021	6,258,614
TOTAL NETHERLANDS			376,108,921

NORWAY — (2.3%)
	ABG Sundal Collier Holding ASA	2,436,095	1,068,599
	AF Gruppen ASA	67,972	1,339,537
*	Akastor ASA	1,077,318	1,472,110
*	Aker Solutions ASA	1,116,886	4,585,680
	American Shipping Co. ASA	201,797	832,332
#*	Archer, Ltd.	745,010	398,087
	Arendals Fossekompani A.S.	90	28,505
#	Atea ASA	530,643	7,217,735
	Austevoll Seafood ASA	104,635	1,099,789
*	Avance Gas Holding, Ltd.	414,113	1,153,507
#*	Axactor SE	856,868	1,882,249
#	B2Holding ASA	1,157,660	1,275,622
	Bonheur ASA	140,320	2,863,218
	Borregaard ASA	724,224	8,394,365

71

The Continental Small Company Series
continued

		Shares	Value»
NORWAY — (Continued)
*	BW LPG, Ltd.	735,889	$3,595,165
*	BW Offshore, Ltd.	837,993	5,127,850
	Data Respons ASA	14,736	56,251
	DNO ASA	4,227,991	7,696,394
#*	DOF ASA	847,189	332,320
	Europris ASA	1,202,990	3,732,628
*	FLEX LNG, Ltd.	160,293	1,894,535
*	Frontline, Ltd.	584,050	4,743,194
#*	Funcom NV	448,602	742,452
	Grieg Seafood ASA	375,532	5,214,198
*	Hexagon Composites ASA	624,367	2,632,308
	Hoegh LNG Holdings, Ltd.	261,647	1,078,761
#*	IDEX ASA	506,708	93,858
	Itera ASA	10,713	9,797
#*	Kongsberg Automotive ASA	2,171,519	1,579,483
	Kongsberg Gruppen ASA	69,528	971,859
	Kvaerner ASA	1,605,790	2,584,374
#	Magnora ASA	220,956	191,377
#*	NEL ASA	8,250,620	6,709,871
*	Next Biometrics Group A.S.	13,526	7,929
#*	Nordic Nanovector ASA	328,770	1,242,508
*	Nordic Semiconductor ASA	1,023,022	4,300,779
#	Norway Royal Salmon ASA	93,756	1,992,333
#*	Norwegian Air Shuttle ASA	490,935	2,051,832
*	Norwegian Finans Holding ASA	621,469	4,521,323
#	Norwegian Property ASA	343,964	480,026
#	Ocean Yield ASA	349,992	2,348,039
*	Odfjell Drilling, Ltd.	654,039	2,000,368
*	Odfjell SE, Class A	137,586	415,237
#	Olav Thon Eiendomsselskap ASA	112,349	1,896,217
*	Otello Corp. ASA	367,975	637,080
#*	Panoro Energy ASA	336,949	668,055
#*	Petroleum Geo-Services ASA	2,204,670	3,456,798
#*	PhotoCure ASA	106,211	535,219
*	Prosafe SE	319,687	415,750
#*	Protector Forsikring ASA	442,424	2,892,808
*	Q-Free ASA	179,836	154,213
#*	REC Silicon ASA	15,518,466	1,079,019
	Sbanken ASA	479,365	4,092,155
#	Scatec Solar ASA	570,555	5,716,667
	Selvaag Bolig ASA	296,654	1,532,026
#	Solon Eiendom ASA	56,855	250,524
#*	Solstad Offshore ASA	570,515	104,307
	Spectrum ASA	248,097	1,939,074
	Stolt-Nielsen, Ltd.	189,009	2,299,807
	Tomra Systems ASA	75,820	2,495,585
	Treasure ASA	314,079	493,922
	Veidekke ASA	713,127	6,928,392
#	Wallenius Wilhelmsen ASA	118,491	351,965
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,137,345
#	XXL ASA	261,950	875,312
TOTAL NORWAY			141,910,624

PORTUGAL — (1.1%)
	Altri SGPS SA	569,324	3,952,225
	Banco Comercial Portugues SA, Class R	64,683,272	19,999,938
#	CTT-Correios de Portugal SA	1,106,710	2,662,910
#	Ibersol SGPS SA	36,721	335,757
#	Mota-Engil SGPS SA	760,385	1,647,447

72

The Continental Small Company Series
continued

		Shares	Value»
PORTUGAL — (Continued)
	Navigator Co. SA (The)	2,044,995	$7,810,245
	NOS SGPS SA	2,046,029	13,451,137
#	Novabase SGPS SA	72,649	198,285
	REN - Redes Energeticas Nacionais SGPS SA	3,152,817	8,641,855
	Semapa-Sociedade de Investimento e Gestao	174,523	2,454,583
	Sonae Capital SGPS SA	789,547	654,348
	Sonae SGPS SA	6,828,206	6,594,476
TOTAL PORTUGAL			68,403,206

SPAIN — (5.3%)
	Acciona SA	190,411	20,435,365
#	Acerinox SA	1,257,724	12,645,758
#*	Adveo Group International SA	84,445	17,466
#	Alantra Partners SA	64,057	1,076,722
	Almirall SA	478,628	8,846,566
#*	Amper SA	6,171,198	1,791,558
	Applus Services SA	915,222	12,445,158
#	Atresmedia Corp. de Medios de Comunicacion SA	609,294	2,994,034
	Azkoyen SA	67,253	531,193
	Banco de Sabadell SA	2,295,808	2,379,675
	Bolsas y Mercados Espanoles SHMSF SA	501,422	12,276,044
#	Cellnex Telecom SA	981,389	36,304,983
	Cia de Distribucion Integral Logista Holdings SA	363,381	8,228,412
	CIE Automotive SA	504,560	14,602,742
	Construcciones y Auxiliar de Ferrocarriles SA	129,944	5,960,704
#*	Deoleo SA	2,541,069	213,831
#*	Duro Felguera SA	16,320,605	157,726
	Ebro Foods SA	533,238	11,409,862
#*	eDreams ODIGEO SA	408,701	1,793,260
	Elecnor SA	200,108	2,641,147
	Ence Energia y Celulosa SA	1,139,858	5,153,370
#	Ercros SA	793,840	1,827,179
	Euskaltel SA	530,684	4,923,020
	Faes Farma SA	2,013,792	9,489,191
#*	Fluidra SA	357,448	4,724,801
	Fomento de Construcciones y Contratas SA	328,996	4,380,624
*	Global Dominion Access SA	710,368	3,646,732
	Grupo Catalana Occidente SA	247,676	9,164,541
#*	Grupo Empresarial San Jose SA	153,495	1,364,338
#*	Grupo Ezentis SA	1,683,706	983,979
	Iberpapel Gestion SA	47,580	1,506,780
*	Indra Sistemas SA	859,495	8,695,717
	Laboratorios Farmaceuticos Rovi SA	72,954	1,666,544
	Liberbank SA	13,599,029	5,865,042
*	Masmovil Ibercom SA	357,426	7,972,958
	Mediaset Espana Comunicacion SA	1,072,499	7,806,752
	Melia Hotels International SA	793,796	7,587,612
#	Miquel y Costas & Miquel SA	145,855	2,542,134
*	Natra SA	244,091	277,619
#*	Obrascon Huarte Lain SA	926,681	1,185,412
	Parques Reunidos Servicios Centrales SAU, Class C	45,336	716,416
#*	Pharma Mar SA	1,334,762	2,741,455
	Prim SA	39,523	534,281
*	Promotora de Informaciones SA, Class A	2,378,213	3,892,694
	Prosegur Cia de Seguridad SA	1,802,082	8,458,849
*	Quabit Inmobiliaria SA	822,731	1,023,380
*	Realia Business SA	1,782,137	1,882,261
	Renta 4 Banco SA	442	3,625
	Sacyr S.A.	3,110,695	7,544,968

73

The Continental Small Company Series
continued

		Shares	Value»
SPAIN — (Continued)
#*	Solaria Energia y Medio Ambiente SA	395,783	$2,267,034
*	Talgo SA	644,045	4,015,551
	Tecnicas Reunidas SA	202,691	5,203,340
#	Tubacex SA	799,622	2,516,749
#*	Tubos Reunidos SA	785,848	210,894
	Unicaja Banco SA	1,933,461	1,726,240
	Vidrala SA	110,672	10,412,657
#	Viscofan SA	281,337	14,747,208
	Vocento SA	352,577	507,886
	Zardoya Otis SA	1,139,409	8,657,776
TOTAL SPAIN			324,579,815

SWEDEN — (7.5%)
*	AcadeMedia AB	306,657	1,727,853
	AddLife AB, Class B	103,673	3,239,057
	AddNode Group AB	73,401	1,217,579
	AddTech AB, Class B	383,287	11,638,619
	AF POYRY AB	691,852	15,668,574
#	Alimak Group AB	255,129	3,922,001
*	Arise AB	36,861	92,902
	Arjo AB, Class B	683,624	3,095,671
	Atrium Ljungberg AB, Class B	248,215	4,486,149
	Attendo AB	668,745	2,905,153
	Avanza Bank Holding AB	813,250	6,207,863
	BE Group AB	27,710	131,077
	Beijer Alma AB	284,395	3,788,768
	Beijer Electronics Group AB	91,696	531,387
	Beijer Ref AB	449,196	10,853,035
	Bergman & Beving AB	193,579	2,103,171
	Besqab AB	21,962	288,724
	Betsson AB	985,787	6,037,099
	Bilia AB, Class A	664,671	6,012,536
#	BillerudKorsnas AB	317,559	4,231,164
	BioGaia AB, Class B	122,939	5,694,243
	Biotage AB	460,673	5,408,720
	Bjorn Borg AB	99,769	289,318
	Bonava AB	12,198	153,097
	Bonava AB, Class B	448,766	5,639,285
	Bravida Holding AB	939,847	8,339,607
	Bufab AB	216,910	2,493,414
#	Bulten AB	119,933	942,921
	Bure Equity AB	451,708	7,712,849
#*	Byggmax Group AB	375,639	1,501,661
	Catena AB	151,646	4,767,611
#*	Cavotec SA	79,682	109,489
	Clas Ohlson AB, Class B	148,783	1,478,846
	Cloetta AB, Class B	1,704,263	5,549,578
*	CLX Communications AB	19,218	310,643
*	Collector AB	144,838	828,842
	Concentric AB	372,059	5,584,396
#	Coor Service Management Holding AB	232,307	2,149,533
	Corem Property Group AB, Class B	163,626	294,262
	Dios Fastigheter AB	859,999	6,368,358
	Dometic Group AB	1,096,450	10,994,235
*	Doro AB	155,569	569,750
	Duni AB	218,979	2,988,323
#	Dustin Group AB	452,450	4,162,434
	Eastnine AB	126,421	1,454,993
#	Elanders AB, Class B	54,920	514,886

74

The Continental Small Company Series
continued

		Shares	Value»
SWEDEN — (Continued)
#*	Eltel AB	201,453	$510,162
*	Enea AB	90,898	1,366,371
	eWork Group AB	32,666	261,888
#	Fagerhult AB	295,890	1,964,168
	Fenix Outdoor International AG	19,372	2,087,580
#*	Fingerprint Cards AB, Class B	634,700	1,125,205
	Granges AB	548,678	6,284,341
#	Gunnebo AB	193,747	515,726
	Haldex AB	241,657	1,483,846
#	Heba Fastighets AB, Class B	133,938	1,212,145
*	Hembla AB	152,541	2,971,827
	Hemfosa Fastigheter AB	1,375,665	13,009,811
#	Hexpol AB	392,728	3,203,716
	HIQ International AB	128,647	725,887
	HMS Networks AB	130,365	2,498,448
#*	Hoist Finance AB	445,011	2,174,562
	Holmen AB, Class B	43,138	921,545
	Humana AB	76,769	464,197
	Indutrade AB	42,182	1,348,733
	Inwido AB	385,875	2,673,542
#	JM AB	535,651	12,319,893
	KappAhl AB	488,702	741,016
	Kindred Group P.L.C.	1,200,537	10,191,843
#	Klovern AB, Class B	4,192,728	6,601,468
	KNOW IT AB	205,187	4,733,055
	Kungsleden AB	1,454,460	12,008,927
	Lagercrantz Group AB, Class B	467,176	6,671,147
	Lindab International AB	605,276	6,964,404
	Loomis AB, Class B	459,193	15,786,153
#*	Medivir AB, Class B	169,635	435,264
#*	Mekonomen AB	282,646	2,354,750
*	Modern Times Group MTG AB, Class B	110,530	1,239,331
	Momentum Group AB, Class B	180,501	2,260,337
*	MQ Holding AB	75,366	16,596
#	Mycronic AB	476,989	5,803,992
	Nederman Holding AB	29,566	361,898
#*	Net Insight AB, Class B	1,129,868	215,355
	NetEnt AB	1,474,929	4,729,713
	New Wave Group AB, Class B	440,390	3,065,163
	Nobia AB	871,514	5,080,997
	Nobina AB	738,622	4,583,828
	Nolato AB, Class B	176,156	10,766,882
	Nordic Entertainment Group AB, Class B	28,658	672,770
	Nordic Waterproofing Holding A.S.	57,361	517,401
	NP3 Fastigheter AB	141,534	1,228,808
*	Nyfosa AB	1,248,769	7,838,787
#	OEM International AB, Class B	46,319	1,242,397
	Opus Group AB	1,440,504	942,499
	Peab AB	1,281,939	10,961,816
	Platzer Fastigheter Holding AB, Class B	249,458	2,313,777
	Pricer AB, Class B	884,404	1,275,364
	Proact IT Group AB	61,429	1,545,883
*	Qliro Group AB	857,613	1,079,129
	Ratos AB, Class B	1,479,999	4,111,698
#*	RaySearch Laboratories AB	165,675	2,368,950
#	Recipharm AB, Class B	339,783	4,152,190
	Resurs Holding AB	612,798	3,650,335
	Rottneros AB	704,234	880,980
#	Sagax AB, Class B	312,484	2,944,558

75

The Continental Small Company Series
continued

		Shares	Value»
SWEDEN — (Continued)
#*	SAS AB	2,103,222	$2,806,632
	Scandi Standard AB	401,353	2,768,514
	Scandic Hotels Group AB	478,299	4,220,963
#	Sectra AB, Class B	111,485	4,047,814
	Semcon AB	115,027	685,553
*	Sensys Gatso Group AB	2,274,070	393,137
	SkiStar AB	330,885	4,068,392
	Sweco AB, Class B	193,515	5,316,682
	Systemair AB	84,050	1,168,128
	Tele2 AB, Class B	0	1
	Thule Group AB	724,255	17,908,509
	Troax Group AB	203,235	2,080,866
	VBG Group AB, Class B	26,108	470,499
	Vitrolife AB	425,065	8,292,706
	Wallenstam AB, Class B	363,933	3,848,431
#	Wihlborgs Fastigheter AB	1,075,165	15,598,910
TOTAL SWEDEN			459,618,467

SWITZERLAND — (11.2%)
	Allreal Holding AG	103,332	17,785,199
	ALSO Holding AG	42,929	6,140,249
#*	ams AG	295,070	11,552,647
	APG SGA SA	8,652	2,447,637
	Arbonia AG	328,378	4,350,526
*	Aryzta AG	6,132,124	7,043,481
	Ascom Holding AG	237,470	3,111,397
#	Autoneum Holding AG	20,419	2,942,887
	Bachem Holding AG, Class B	3,642	482,039
	Banque Cantonale de Geneve	9,270	1,908,796
	Banque Cantonale du Jura SA	4,071	239,674
	Banque Cantonale Vaudoise	3,038	2,365,656
	Belimo Holding AG	3,005	18,478,312
	Bell Food Group AG	12,884	3,572,529
	Bellevue Group AG	55,759	1,217,652
#	Berner Kantonalbank AG	28,221	6,722,117
	BFW Liegenschaften AG	2,894	128,080
	BKW AG	143,722	9,603,521
#	Bobst Group SA	64,387	4,766,258
	Bossard Holding AG, Class A	42,891	6,677,007
	Bucher Industries AG	53,730	18,511,310
	Burckhardt Compression Holding AG	3,329	884,825
	Burkhalter Holding AG	29,107	2,297,722
	Calida Holding AG	30,217	867,199
	Carlo Gavazzi Holding AG	2,518	697,467
	Cembra Money Bank AG	214,769	20,725,558
	Cham Group AG	2,552	1,084,898
	Cicor Technologies, Ltd.	14,897	809,479
	Cie Financiere Tradition SA	10,356	1,078,261
	Clariant AG	105,885	2,154,231
	Coltene Holding AG	25,919	2,352,472
	Conzzeta AG	9,287	7,878,411
#	Daetwyler Holding AG	49,826	7,591,462
	DKSH Holding AG	197,942	11,598,520
#	dormakaba Holding AG	24,489	17,761,087
*	Dottikon Es Holding AG	143	75,885
	Dufry AG	156,121	13,230,125
	EFG International AG	627,844	4,348,605
	Emmi AG	16,371	15,317,206
	Energiedienst Holding AG	77,299	2,463,109

76

The Continental Small Company Series
continued

		Shares	Value»
SWITZERLAND — (Continued)
#*	Evolva Holding SA	3,349,123	$666,016
#	Feintool International Holding AG	14,850	1,055,383
	Flughafen Zurich AG	83,912	15,803,672
	Forbo Holding AG	8,638	15,254,050
#*	GAM Holding AG	1,257,924	5,822,025
	Georg Fischer AG	30,788	29,451,897
	Gurit Holding AG	3,022	3,169,289
	Helvetia Holding AG	209,024	26,238,704
	Hiag Immobilien Holding AG	18,218	2,184,381
#*	HOCHDORF Holding AG	7,010	777,318
	Huber & Suhner AG	93,238	7,859,473
	Hypothekarbank Lenzburg AG	6	27,664
#	Implenia AG	105,240	3,119,039
	Inficon Holding AG	14,476	8,834,883
	Interroll Holding AG	4,844	12,184,338
	Intershop Holding AG	10,054	5,121,324
	Investis Holding SA	1,504	104,751
	Jungfraubahn Holding AG	12,152	1,777,698
	Kardex AG	48,000	8,386,353
#	Komax Holding AG	30,538	6,799,597
#	Kudelski SA	235,411	1,556,476
*	Lastminute.com NV	22,924	659,003
	LEM Holding SA	3,811	5,356,812
	Liechtensteinische Landesbank AG	60,212	3,830,530
#	Luzerner Kantonalbank AG	19,248	8,695,951
#*	MCH Group AG	8,468	200,206
#*	Meier Tobler Group AG	22,913	377,557
	Metall Zug AG	1,041	2,347,840
#*	Meyer Burger Technology AG	677,774	364,109
	Mikron Holding AG	8,692	80,611
	Mobilezone Holding AG	256,704	2,626,138
	Mobimo Holding AG	50,776	13,499,086
#*	Newron Pharmaceuticals SpA	34,584	224,213
	OC Oerlikon Corp. AG	1,632,781	19,952,308
*	Orascom Development Holding AG	94,819	1,455,290
#	Orell Fuessli Holding AG	5,028	470,352
	Orior AG	35,977	3,040,383
*	Panalpina Welttransport Holding AG	72,893	15,874,874
	Phoenix Mecano AG	4,259	1,919,383
	Plazza AG, Class A	7,210	1,824,434
	PSP Swiss Property AG	325,433	38,033,386
	Rieter Holding AG	18,593	2,828,356
	Romande Energie Holding SA	2,625	3,282,303
#	Schaffner Holding AG	3,363	763,568
*	Schmolz + Bickenbach AG	3,372,134	1,620,117
	Schweiter Technologies AG	6,532	6,158,562
	SFS Group AG	121,455	10,341,149
	Siegfried Holding AG	30,745	10,712,780
#	St Galler Kantonalbank AG	15,421	6,950,013
	Sulzer AG	134,486	14,721,362
#	Sunrise Communications Group AG	266,460	19,901,415
	Swiss Prime Site AG	10,169	888,115
	Swissquote Group Holding SA	68,671	2,929,312
	Tamedia AG	15,821	1,725,940
	Tecan Group AG	1,256	326,192
	Thurgauer Kantonalbank	3,152	338,908
#	Tornos Holding AG	26,632	234,858
#	u-blox Holding AG	48,136	4,087,465
	Valiant Holding AG	106,613	11,578,050

77

The Continental Small Company Series
continued

		Shares	Value»
	SWITZERLAND — (Continued)
	Valora Holding AG	27,786	$7,068,600
#	VAT Group AG	199,273	24,580,028
	Vaudoise Assurances Holding SA	6,462	3,312,384
	Vetropack Holding AG	1,292	2,748,063
*	Von Roll Holding AG	378,198	457,168
	Vontobel Holding AG	183,690	10,220,416
	VP Bank AG	22,669	3,665,073
	VZ Holding AG	17,371	4,761,316
#	Walliser Kantonalbank	18,991	2,168,057
	Warteck Invest AG	22	42,164
#	Ypsomed Holding AG	21,974	3,023,124
	Zehnder Group AG	73,360	2,671,178
	Zug Estates Holding AG, Class B	1,117	2,082,778
	Zuger Kantonalbank AG	688	4,455,911
	TOTAL SWITZERLAND		690,935,018

	UNITED KINGDOM — (0.0%)
	Rhi Magnesita NV	39,908	2,457,138
	TOTAL COMMON STOCKS		5,532,307,049

	PREFERRED STOCKS — (0.6%)
	GERMANY — (0.6%)
	Biotest AG	100,615	2,506,566
	Draegerwerk AG & Co. KGaA	58,871	3,708,295
	Fuchs Petrolub SE	121,463	4,768,673
	Jungheinrich AG	369,052	11,392,017
	Sixt SE	117,444	8,558,500
	STO SE & Co. KGaA	13,302	1,488,714
	Villeroy & Boch AG	50,436	854,791
	TOTAL GERMANY		33,277,556

	RIGHTS/WARRANTS — (0.0%)
	AUSTRIA — (0.0%)
*	Intercell AG Rights 05/16/13	254,689	0

	SPAIN — (0.0%)
*	Sacyr SA	3,110,695	186,055

	SWEDEN — (0.0%)
#*	Anoto Group AB Warrants 04/30/21	24,130	0
	TOTAL RIGHTS/WARRANTS		186,055
	TOTAL INVESTMENT SECURITIES		5,565,770,660

			Value†
	SECURITIES LENDING COLLATERAL — (9.7%)
@ §	The DFA Short Term Investment Fund	51,886,363	600,428,997
	TOTAL INVESTMENTS — (100.0%)
	(Cost $5,569,829,880)		$6,166,199,657

P.L.C.	Public Limited Company
SA	Special Assessment
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Security Valuation Note within the Notes to Schedules of Investments.

78

The Continental Small Company Series
continued

@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of June 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$182,855,959	—	$182,855,959
Belgium	$6,077,379	241,447,131	—	247,524,510
Denmark	—	274,052,810	—	274,052,810
Finland	—	343,087,061	—	343,087,061
France	—	673,414,866	—	673,414,866
Germany	—	958,820,609	—	958,820,609
Ireland	—	31,758,110	—	31,758,110
Israel	791,346	174,704,901	—	175,496,247
Italy	—	581,283,688	—	581,283,688
Netherlands	1,414,636	374,694,285	—	376,108,921
Norway	—	141,910,624	—	141,910,624
Portugal	—	68,403,206	—	68,403,206
Spain	—	324,579,815	—	324,579,815
Sweden	672,770	458,945,697	—	459,618,467
Switzerland	15,874,874	675,060,144	—	690,935,018
United Kingdom	—	2,457,138	—	2,457,138
Preferred Stocks
Germany	—	33,277,556	—	33,277,556
Rights/Warrants
Spain	—	186,055	—	186,055
Securities Lending Collateral	—	600,428,997	—	600,428,997
TOTAL	$24,831,005	$6,141,368,652	—	$6,166,199,657

See accompanying Notes to Financial Statements.
79

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2019

(Unaudited)

		Shares	Value»
COMMON STOCKS — (84.7%)
COMMUNICATION SERVICES — (1.9%)
#*	Aimia, Inc.	1,049,417	$3,061,184
#	Cineplex, Inc.	401,438	7,047,505
	Cogeco Communications, Inc.	95,472	6,866,139
	Cogeco, Inc.	37,500	2,392,807
	Corus Entertainment, Inc., Class B	835,828	3,918,891
#	DHX Media, Ltd.	782,135	1,110,894
*	Glacier Media, Inc.	171,625	98,292
	Mediagrif Interactive Technologies, Inc.	30,070	168,771
*	TeraGo, Inc.	2,400	20,160
#*	Yellow Pages, Ltd.	105,820	572,109
TOTAL COMMUNICATION SERVICES			25,256,752

CONSUMER DISCRETIONARY — (5.1%)
*	Aritzia, Inc.	440,653	5,646,335
#	AutoCanada, Inc.	178,738	1,566,883
#	BMTC Group, Inc.	20,581	198,180
	BRP, Inc.	22,373	799,554
	Dorel Industries, Inc., Class B	212,497	1,721,655
	Gamehost, Inc.	72,373	534,418
*	Great Canadian Gaming Corp.	418,284	14,181,826
#	Hudson’s Bay Co.	662,726	4,858,287
*	Indigo Books & Music, Inc.	12,232	73,511
*	Intertain Group, Ltd. (The)	70,628	640,455
	Leon’s Furniture, Ltd.	161,275	1,859,610
	Linamar Corp.	322,683	12,044,401
	Martinrea International, Inc.	647,360	5,368,508
	MTY Food Group, Inc.	132,705	6,623,319
	Park Lawn Corp.	43,100	946,880
	Pizza Pizza Royalty Corp.	161,012	1,228,292
*	Points International, Ltd.	46,559	578,810
	Pollard Banknote, Ltd.	25,700	473,945
*	Real Matters, Inc.	56,000	292,925
	Recipe Unlimited Corp.	104,877	2,114,278
	Reitmans Canada, Ltd., Class A	259,012	557,759
#*	Roots Corp.	5,800	15,457
#	Sleep Country Canada Holdings, Inc.	242,248	3,514,728
#	Uni-Select, Inc.	305,382	2,896,296
	Zenith Capital Corp.	111,820	6,916
TOTAL CONSUMER DISCRETIONARY			68,743,228

CONSUMER STAPLES — (4.1%)
#	Alcanna, Inc.	215,711	983,387
	Andrew Peller, Ltd., Class A	170,200	1,787,064
#	Clearwater Seafoods, Inc.	104,195	409,364
	Corby Spirit and Wine, Ltd.	81,567	1,130,496
	Cott Corp.	96,682	1,290,705
	Cott Corp.	909,370	12,138,359
#	High Liner Foods, Inc.	120,134	815,541
	Jamieson Wellness, Inc.	183,395	2,816,291
	KP Tissue, Inc.	33,800	209,322
	Lassonde Industries, Inc., Class A	17,200	2,583,251
	Maple Leaf Foods, Inc.	312,705	6,848,444
#	North West Co., Inc. (The)	349,536	7,978,031

80

The Canadian Small Company Series
continued

		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Premium Brands Holdings Corp.	182,119	$12,448,147
	Rogers Sugar, Inc.	669,336	2,867,378
#*	SunOpta, Inc.	286,840	944,050
TOTAL CONSUMER STAPLES			55,249,830

ENERGY — (14.0%)
#*	Advantage Oil & Gas, Ltd.	1,225,742	1,525,684
#*	Africa Oil Corp.	1,333,299	1,313,394
#	AKITA Drilling, Ltd., Class A	71,362	136,234
#	ARC Resources, Ltd.	1,548,714	7,580,663
#*	Athabasca Oil Corp.	3,664,410	2,070,683
#*	Baytex Energy Corp.	3,175,275	4,922,155
*	Bellatrix Exploration, Ltd.	0	0
	Birchcliff Energy, Ltd.	1,785,429	3,544,817
#	Bonavista Energy Corp.	1,749,900	654,768
#	Bonterra Energy Corp.	179,118	739,971
#*	Calfrac Well Services, Ltd.	797,615	1,266,877
*	Canacol Energy, Ltd.	921,342	3,095,646
#	Cardinal Energy, Ltd.	763,603	1,399,447
#	CES Energy Solutions Corp.	1,549,897	2,864,152
	Computer Modelling Group, Ltd.	478,283	2,658,853
#	Crescent Point Energy Corp.	1,785,814	5,904,757
#*	Crew Energy, Inc.	1,141,376	705,979
#*	Delphi Energy Corp.	1,106,839	126,781
#*	Denison Mines Corp.	3,394,735	1,814,604
	Enerflex, Ltd.	661,336	8,610,423
#*	Energy Fuels, Inc.	347,960	1,081,437
#	Enerplus Corp.	1,624,918	12,222,093
	Ensign Energy Services, Inc.	996,560	3,264,665
*	Epsilon Energy, Ltd.	153,262	574,734
#*	Essential Energy Services Trust	1,034,741	244,947
#*	Fission Uranium Corp.	1,962,000	719,148
#	Freehold Royalties, Ltd.	712,794	4,610,259
	Frontera Energy Corp.	198,580	2,053,204
*	GASFRAC Energy Services, Inc.	91,560	9
*	Gear Energy, Ltd.	901,000	392,173
#	Gibson Energy, Inc.	852,446	15,199,583
#*	Gran Tierra Energy, Inc.	2,888,144	4,521,168
	Granite Oil Corp.	1	1
#	High Arctic Energy Services, Inc.	132,600	336,170
*	International Petroleum Corp.	164,616	732,857
#*	Kelt Exploration, Ltd.	974,740	2,902,895
#	Kinder Morgan Canada, Ltd.	25,200	224,569
#*	MEG Energy Corp.	1,549,736	5,940,724
	North American Construction Group, Ltd.	181,334	1,953,818
*	NuVista Energy, Ltd.	1,091,726	2,175,866
#*	Obsidian Energy, Ltd.	538,649	641,665
#*	Painted Pony Energy, Ltd.	782,649	573,741
#*	Paramount Resources, Ltd., Class A	409,113	2,040,021
*	Parex Resources, Inc.	1,044,698	16,760,800
	Pason Systems, Inc.	481,001	6,971,402
#*	Pengrowth Energy Corp.	3,196,369	1,195,999
#	Peyto Exploration & Development Corp.	1,155,732	3,459,562
*	PHX Energy Services Corp.	285,274	629,561
#*	Pine Cliff Energy, Ltd.	496,700	64,479
	Pinnacle Renewable Energy, Inc.	3,900	28,947
#	PrairieSky Royalty, Ltd.	19,900	279,608
*	Precision Drilling Corp.	2,116,935	3,976,679
*	Pulse Seismic, Inc.	308,039	519,847

81

The Canadian Small Company Series
continued

		Shares	Value»
ENERGY — (Continued)
#*	Questerre Energy Corp., Class A	797,460	$146,150
#	Secure Energy Services, Inc.	1,108,215	6,042,270
*	Seven Generations Energy, Ltd., Class A	534,418	2,619,956
	ShawCor, Ltd.	495,943	6,938,014
#*	STEP Energy Services, Ltd.	24,196	34,736
#*	Storm Resources, Ltd.	5,600	7,740
*	Strad, Inc.	17,174	20,983
#	Surge Energy, Inc.	2,014,064	1,968,617
*	Tamarack Valley Energy, Ltd.	1,457,940	2,326,826
*	Tervita Corp.	70,398	365,549
	Tidewater Midstream and Infrastructure, Ltd.	1,159,300	1,265,930
#	TORC Oil & Gas, Ltd.	1,100,490	3,437,062
	Total Energy Services, Inc.	287,079	1,810,755
	TransGlobe Energy Corp.	498,445	696,540
#*	Trican Well Service, Ltd.	2,310,767	2,064,524
#	Vermilion Energy, Inc.	41,225	895,614
	Whitecap Resources, Inc.	2,833,976	9,197,356
*	Yangarra Resources, Ltd.	479,471	823,802
TOTAL ENERGY			187,890,943

FINANCIALS — (8.5%)
#	AGF Management, Ltd., Class B	496,635	1,972,053
#	Alaris Royalty Corp.	353,745	5,081,092
	Canaccord Genuity Group, Inc.	982,516	4,501,620
#	Canadian Western Bank	643,831	14,685,374
#	Chesswood Group, Ltd.	77,342	593,553
	Clairvest Group, Inc.	1,900	74,358
	Echelon Financial Holdings, Inc.	15,650	65,609
	ECN Capital Corp.	2,446,608	7,884,148
	E-L Financial Corp., Ltd.	6,978	3,969,768
	Element Fleet Management Corp.	2,883,697	21,051,616
#	Equitable Group, Inc.	77,602	4,301,576
	Fiera Capital Corp.	331,137	2,852,297
#	Firm Capital Mortgage Investment Corp.	165,218	1,706,998
#	First National Financial Corp.	94,437	2,253,565
#	Genworth MI Canada, Inc.	297,480	9,413,593
	GMP Capital, Inc.	376,387	652,437
#	goeasy, Ltd.	62,639	2,535,120
*	GoldMoney, Inc.	125,000	208,087
	Guardian Capital Group, Ltd., Class A	87,214	1,628,332
*	Home Capital Group, Inc.	541,770	8,021,779
	Kingsway Financial Services, Inc.	13,070	32,022
#	Laurentian Bank of Canada	326,390	11,210,738
#	Sprott, Inc.	1,412,088	3,633,870
#*	Street Capital Group, Inc.	120,227	60,593
#	Timbercreek Financial Corp.	521,704	3,780,666
	TMX Group, Ltd.	18,734	1,303,247
*	Trisura Group, Ltd.	27,911	639,190
TOTAL FINANCIALS			114,113,301

HEALTH CARE — (1.6%)
*	Aeterna Zentaris, Inc.	5,100	14,838
*	CRH Medical Corp.	507,691	1,527,473
#	Extendicare, Inc.	715,830	4,586,166
*	Knight Therapeutics, Inc.	906,725	5,345,284
#	Medical Facilities Corp.	256,216	2,424,128
#	Sienna Senior Living, Inc.	462,615	6,870,957
TOTAL HEALTH CARE			20,768,846

82

The Canadian Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (9.7%)
	Aecon Group, Inc.	501,802	$7,345,687
#	AG Growth International, Inc.	118,358	4,970,937
	Algoma Central Corp.	43,100	437,730
*	ATS Automation Tooling Systems, Inc.	552,999	8,994,600
#	Badger Daylighting, Ltd.	195,181	7,121,338
#	Bird Construction, Inc.	291,744	1,258,718
*	Black Diamond Group, Ltd.	330,892	517,986
	Calian Group, Ltd.	34,555	897,024
#	CanWel Building Materials Group, Ltd.	465,422	1,723,719
	Cargojet, Inc.	16,249	1,044,264
	Cervus Equipment Corp.	45,297	419,919
#*	DIRTT Environmental Solutions	211,768	1,204,743
#	Exchange Income Corp.	69,084	2,015,203
#	Exco Technologies, Ltd.	192,548	1,139,511
	Finning International, Inc.	26,500	483,032
*	Heroux-Devtek, Inc.	223,854	3,275,203
	Horizon North Logistics, Inc.	1,094,944	1,555,188
*	IBI Group, Inc.	102,600	391,738
#	K-Bro Linen, Inc.	71,253	2,176,412
	Magellan Aerospace Corp.	109,476	1,362,650
	Morneau Shepell, Inc.	345,111	7,792,701
#	Mullen Group, Ltd.	745,070	5,405,036
#	NFI Group, Inc.	330,420	9,310,449
#	Richelieu Hardware, Ltd.	309,896	5,222,714
	Rocky Mountain Dealerships, Inc.	120,855	720,765
	Russel Metals, Inc.	426,796	7,202,620
#	Savaria Corp.	143,200	1,472,952
	Stantec, Inc.	602,233	14,453,960
#	Stuart Olson, Inc.	168,559	436,345
	TFI International, Inc.	556,989	16,855,770
#	Transcontinental, Inc., Class A	528,784	5,891,305
	Wajax Corp.	153,366	1,842,196
#	Westshore Terminals Investment Corp.	314,049	5,271,121
TOTAL INDUSTRIALS			130,213,536

INFORMATION TECHNOLOGY — (3.3%)
#	Absolute Software Corp.	288,588	1,758,568
*	Celestica, Inc.	36,408	248,667
*	Celestica, Inc.	789,256	5,388,071
*	Descartes Systems Group, Inc. (The)	356,870	13,203,277
	Enghouse Systems, Ltd.	251,614	6,653,731
	Evertz Technologies, Ltd.	184,453	2,580,412
#*	EXFO, Inc.	60,487	232,331
*	Kinaxis, Inc.	141,074	8,798,071
*	Photon Control, Inc.	325,194	288,057
#	Pivot Technology Solutions, Inc.	27,500	29,609
#	Quarterhill, Inc.	951,176	1,024,137
#*	Sierra Wireless, Inc.	291,224	3,524,799
	Vecima Networks, Inc.	6,059	41,641
TOTAL INFORMATION TECHNOLOGY			43,771,371

MATERIALS — (26.1%)
*	5N Plus, Inc.	548,929	1,115,002
	Acadian Timber Corp.	69,938	879,599
	AirBoss of America Corp.	98,662	638,886
*	Alacer Gold Corp.	2,184,997	7,591,720
	Alamos Gold, Inc., Class A	2,957,288	17,840,152
#*	Alio Gold, Inc.	204,318	157,582

83

The Canadian Small Company Series
continued

		Shares	Value»
MATERIALS — (Continued)
	Altius Minerals Corp.	257,186	$2,498,115
#*	Americas Silver Corp.	162,412	377,025
*	Amerigo Resources, Ltd.	479,200	263,468
*	Argonaut Gold, Inc.	1,141,697	1,551,847
#*	Asanko Gold, Inc.	949,993	602,111
*	B2Gold Corp.	6,155,419	18,707,623
	Caledonia Mining Corp. P.L.C.	540	3,196
*	Canfor Corp.	344,233	2,794,240
	Canfor Pulp Products, Inc.	220,215	1,806,047
#*	Capstone Mining Corp.	3,001,355	1,352,220
	Cascades, Inc.	563,270	4,533,516
*	Centerra Gold, Inc.	1,682,253	11,844,049
#*	China Gold International Resources Corp., Ltd.	1,668,100	2,089,026
*	Conifex Timber, Inc.	37,840	31,496
#*	Continental Gold, Inc.	939,248	2,718,300
#*	Copper Mountain Mining Corp.	972,155	623,581
*	Detour Gold Corp.	1,259,316	15,886,297
*	Dundee Precious Metals, Inc.	1,388,522	5,174,287
#*	eCobalt Solutions, Inc.	100,900	16,951
#*	Eldorado Gold Corp.	1,158,414	6,731,724
#*	Endeavour Mining Corp.	502,056	8,185,169
#*	Endeavour Silver Corp.	746,544	1,539,207
*	ERO Copper Corp.	31,400	531,825
#*	First Majestic Silver Corp.	1,147,531	9,060,726
*	First Mining Gold Corp.	749,400	128,758
*	Fortuna Silver Mines, Inc.	1,152,121	3,281,594
#*	Golden Star Resources, Ltd.	463,313	1,875,117
#*	Great Panther Mining, Ltd.	719,621	615,460
#*	Guyana Goldfields, Inc.	979,918	770,735
	Hudbay Minerals, Inc.	1,922,188	10,406,867
#*	IAMGOLD Corp.	3,346,046	11,319,143
#*	Imperial Metals Corp.	346,592	672,249
#*	Interfor Corp.	483,839	5,150,407
*	International Tower Hill Mines, Ltd.	13,001	7,347
	Intertape Polymer Group, Inc.	413,137	5,807,989
*	IPL Plastics, Inc.	7,900	59,421
#*	Ivanhoe Mines, Ltd., Class A	3,744,528	11,895,106
#	Labrador Iron Ore Royalty Corp.	387,856	10,372,049
#*	Largo Resources, Ltd.	522,593	722,304
*	Leagold Mining Corp.	268,242	407,622
#	Lucara Diamond Corp.	2,171,449	2,619,900
#*	Lundin Gold, Inc.	151,909	760,966
*	Major Drilling Group International, Inc.	605,112	1,954,583
*	Mandalay Resources Corp.	4,635	460
#*	Marathon Gold Corp.	147,500	129,529
#	Mountain Province Diamonds, Inc.	102,431	100,902
#*	Nemaska Lithium, Inc.	275,000	54,599
#*	New Gold, Inc.	4,348,961	4,217,617
	Norbord, Inc.	250,961	6,220,607
#*	Northern Dynasty Minerals, Ltd.	76,877	46,377
	OceanaGold Corp.	4,416,629	12,074,019
*	Orbite Technologies, Inc.	73,500	735
	Osisko Gold Royalties, Ltd.	956,253	9,967,439
#*	Osisko Mining, Inc.	486,477	1,225,898
	Pan American Silver Corp.	1,525,893	19,726,904
#*	PolyMet Mining Corp.	642,081	269,669
#*	Premier Gold Mines, Ltd.	1,039,349	1,619,084
*	Pretium Resources, Inc.	293,903	2,941,969
*	Pretium Resources, Inc.	794,788	7,944,542

84

The Canadian Small Company Series
continued

		Shares	Value»
MATERIALS — (Continued)
*	Roxgold, Inc.	1,208,860	$996,960
*	Sabina Gold & Silver Corp.	1,690,021	1,716,412
#*	Sandstorm Gold, Ltd.	1,264,677	7,020,886
*	Seabridge Gold, Inc.	68,095	920,378
*	SEMAFO, Inc.	2,376,290	9,363,259
*	Sprott Resource Holdings, Inc.	1	1
*	SSR Mining, Inc.	859,605	11,762,912
#	Stelco Holdings, Inc.	7,500	87,053
#	Stella-Jones, Inc.	307,602	11,100,966
#*	Stornoway Diamond Corp.	1,496,302	28,565
#	Supremex, Inc.	91	195
#*	Tanzanian Gold Corp.	207,891	177,800
*	Taseko Mines, Ltd.	1,417,826	747,050
*	Teranga Gold Corp.	655,298	2,006,601
#*	TMAC Resources, Inc.	93,713	443,680
*	Torex Gold Resources, Inc.	632,604	6,502,119
#*	Trevali Mining Corp.	3,825,789	818,007
*	Turquoise Hill Resources, Ltd.	929,771	1,157,288
*	Wesdome Gold Mines, Ltd.	900,529	3,706,503
	West Fraser Timber Co., Ltd.	24,200	1,103,234
#	Western Forest Products, Inc.	3,049,303	3,725,619
	Winpak, Ltd.	205,835	6,790,174
	Yamana Gold, Inc.	6,883,874	17,452,149
TOTAL MATERIALS			350,140,765

REAL ESTATE — (4.0%)
	Altus Group, Ltd.	221,453	5,423,235
	Bridgemarq Real Estate Services	38,769	441,408
	Colliers International Group, Inc.	224,919	16,081,223
	DREAM Unlimited Corp., Class A	439,785	2,441,478
	FirstService Corp.	1,234	118,365
	FirstService Corp.	154,969	14,910,537
	Genesis Land Development Corp.	76,842	146,695
	Information Services Corp.	14,174	174,259
#	Invesque, Inc.	197,966	1,435,254
*	Mainstreet Equity Corp.	30,149	1,289,025
	Melcor Developments, Ltd.	54,040	526,143
	Morguard Corp.	22,168	3,170,606
	Tricon Capital Group, Inc.	1,029,132	7,858,669
TOTAL REAL ESTATE			54,016,897

UTILITIES — (6.4%)
	Boralex, Inc., Class A	485,312	7,297,005
	Capital Power Corp.	724,420	16,678,449
#	Innergex Renewable Energy, Inc.	740,781	7,885,523
#	Just Energy Group, Inc.	654,141	2,812,274
*	Maxim Power Corp.	92,234	132,412
#	Northland Power, Inc.	513,208	9,993,359
	Polaris Infrastructure, Inc.	98,922	1,111,933
#	Superior Plus Corp.	1,170,310	11,939,477
	TransAlta Corp.	2,047,057	13,318,259
#	TransAlta Renewables, Inc.	779,039	8,239,235

85

The Canadian Small Company Series
continued

	Shares	Value»
UTILITIES — (Continued)
Valener, Inc.	289,365	$5,705,322
TOTAL UTILITIES		85,113,248
TOTAL COMMON STOCKS		1,135,278,717

RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
#* Tervita Corp. Warrants 07/19/20	9,964	228
MATERIALS — (0.0%)
* Pan American Silver Corp. Rights 02/22/29	1,876,416	361,694
TOTAL RIGHTS/WARRANTS		361,922
TOTAL INVESTMENT SECURITIES		1,135,640,639

		Value†
SECURITIES LENDING COLLATERAL — (15.3%)
@§ The DFA Short Term Investment Fund	17,686,290	204,665,747
TOTAL INVESTMENTS — (100.0%)
(Cost $1,555,410,464)		$1,340,306,386

P.L.C.	Public Limited Company
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of June 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$25,256,752	—	—	$25,256,752
Consumer Discretionary	68,736,312	$6,916	—	68,743,228
Consumer Staples	55,249,830	—	—	55,249,830
Energy	187,316,200	574,743	—	187,890,943
Financials	114,113,301	—	—	114,113,301
Health Care	20,768,846	—	—	20,768,846
Industrials	130,213,536	—	—	130,213,536
Information Technology	43,771,371	—	—	43,771,371
Materials	350,140,030	735	—	350,140,765
Real Estate	54,016,897	—	—	54,016,897
Utilities	85,113,248	—	—	85,113,248
Rights/Warrants
Energy	—	228	—	228
Materials	—	361,694	—	361,694
Securities Lending Collateral	—	204,665,747	—	204,665,747
TOTAL	$1,134,696,323	$205,610,063	—	$1,340,306,386

See accompanying Notes to Financial Statements.
86

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2018

		Shares	Value»
COMMON STOCKS — (94.6%)
COMMUNICATION SERVICES — (2.9%)
#	Aeria, Inc.	97,700	$558,826
#	Akatsuki, Inc.	46,200	1,814,450
#*	AlphaPolis Co., Ltd.	11,300	184,726
#	Amuse, Inc.	85,298	2,173,965
#	AOI TYO Holdings, Inc.	152,331	1,686,279
	Asahi Broadcasting Group Holdings Corp.	66,000	449,161
#	Asahi Net, Inc.	117,800	530,852
#	Ateam, Inc.	92,700	1,766,046
#*	Atrae, Inc.	46,700	832,941
	Avex, Inc.	269,900	3,631,741
#*	Bengo4.com, Inc.	52,900	1,468,694
*	Broadmedia Corp.	156,100	94,040
#	CareerIndex, Inc.	59,900	827,625
#	Ceres, Inc.	18,800	326,708
#	COLOPL, Inc.	387,800	2,388,892
#	COOKPAD, Inc.	157,300	576,518
#*	Cyberstep, Inc.	30,700	319,180
#*	Designone Japan, Inc.	50,700	217,133
#	Dip Corp.	235,200	5,104,742
*	eBook Initiative Japan Co., Ltd.	9,100	150,887
	F@N Communications, Inc.	340,700	1,888,940
#	Faith, Inc.	54,410	652,397
#	Freebit Co., Ltd.	79,500	626,000
#*	Full Speed, Inc.	47,700	277,907
	Gakken Holdings Co., Ltd.	31,300	1,584,062
	Gree, Inc.	913,000	3,820,866
#*	Gumi, Inc.	144,200	768,608
#	GungHo Online Entertainment, Inc.	825,500	1,492,392
#	Gurunavi, Inc.	209,700	1,600,338
#	IMAGICA GROUP, Inc.	110,000	543,557
	Intage Holdings, Inc.	246,900	2,127,996
	Internet Initiative Japan, Inc.	200,400	3,878,577
*	Itokuro, Inc.	52,800	1,398,970
*	Kadokawa Dwango	180,416	1,801,231
#	Kamakura Shinsho, Ltd.	120,400	1,142,786
#	KLab, Inc.	260,800	2,296,182
*	LIFULL Co., Ltd.	428,600	2,901,506
#	Macromill, Inc.	216,100	4,276,366
#	MarkLines Co., Ltd.	79,100	1,086,821
	Marvelous, Inc.	236,800	1,897,236
	Members Co., Ltd.	40,200	451,657
	Mixi, Inc.	326,200	7,127,450
#	Mobile Factory, Inc.	40,600	501,253
	MTI, Ltd.	199,300	959,624
#*	Mynet, Inc.	45,400	445,523
	Okinawa Cellular Telephone Co.	77,000	2,836,461
	OPT Holding, Inc.	26,400	589,134
	Proto Corp.	91,800	1,217,053
#	Septeni Holdings Co., Ltd.	51,500	87,559
	Shobunsha Publications, Inc.	258,500	1,267,067
	SKY Perfect JSAT Holdings, Inc.	1,048,800	4,657,116
#*	Synchro Food Co., Ltd.	72,600	504,958
	Toei Animation Co., Ltd.	87,800	2,963,123
	Toei Co., Ltd.	50,400	5,503,011

87

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Tohokushinsha Film Corp.	87,200	$476,360
	Tow Co., Ltd.	132,800	965,417
	TV Asahi Holdings Corp.	109,300	2,040,508
	Tv Tokyo Holdings Corp.	104,500	2,408,533
#*	Usen-Next Holdings Co., Ltd.	107,400	1,048,443
#	ValueCommerce Co., Ltd.	124,900	1,765,197
#*	V-Cube, Inc.	133,700	611,376
#	Vector, Inc.	192,100	3,287,992
#*	Vision, Inc.	59,500	2,039,322
	Voyage Group, Inc.	69,100	817,993
#	WirelessGate, Inc.	63,300	317,634
	Wowow, Inc.	44,300	1,288,099
*	Zappallas, Inc.	55,900	188,446
	Zenrin Co., Ltd.	257,750	6,413,254
*	ZIGExN Co., Ltd.	426,200	2,632,782
TOTAL COMMUNICATION SERVICES			116,578,489

CONSUMER DISCRETIONARY — (17.7%)
#	Adastria Co., Ltd.	210,740	3,433,948
#	Adventure, Inc.	19,600	1,292,529
	Aeon Fantasy Co., Ltd.	53,732	1,679,123
*	AGORA Hospitality Group Co., Ltd.	372,000	95,556
	Ahresty Corp.	152,800	969,766
#	Aigan Co., Ltd.	86,100	247,476
	Ainavo Holdings Co., Ltd.	1,700	13,723
	Aisan Industry Co., Ltd.	257,500	1,928,008
#*	Akebono Brake Industry Co., Ltd.	396,600	797,544
	Alpen Co., Ltd.	129,400	2,174,488
	Alpha Corp.	51,500	623,290
	Alpine Electronics, Inc.	277,500	4,710,154
	Amiyaki Tei Co., Ltd.	30,500	1,074,040
*	Anrakutei Co., Ltd.	1,300	54,441
	AOKI Holdings, Inc.	276,100	3,636,528
	Aoyama Trading Co., Ltd.	324,200	9,808,171
	Arata Corp.	94,900	4,309,596
	Arcland Sakamoto Co., Ltd.	221,600	2,901,856
	Arcland Service Holdings Co., Ltd.	123,400	2,529,436
	Asahi Co., Ltd.	127,600	1,534,036
	Asante, Inc.	47,700	950,619
	Ashimori Industry Co., Ltd.	30,899	511,204
#	Asti Corp.	20,800	352,660
#	Atom Corp.	691,100	6,132,916
	Atsugi Co., Ltd.	124,300	1,128,101
	Aucnet, Inc.	13,700	143,850
	Autobacs Seven Co., Ltd.	530,000	8,529,901
	Baroque Japan, Ltd.	105,800	957,866
*	Beaglee, Inc.	35,400	415,496
#	Beauty Garage, Inc.	17,400	289,554
#	Beenos, Inc.	66,400	986,466
	Belluna Co., Ltd.	358,000	3,556,292
	Bookoff Group Holdings, Ltd.	68,800	447,549
	BRONCO BILLY Co., Ltd.	73,800	1,907,677
#	Can Do Co., Ltd.	65,900	967,254
	Central Automotive Products, Ltd.	83,300	1,134,043
	Central Sports Co., Ltd.	49,500	1,728,768
#	Chikaranomoto Holdings Co., Ltd.	35,400	283,262

88

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	CHIMNEY Co., Ltd.	37,900	$931,049
#	Chiyoda Co., Ltd.	130,000	2,506,098
	Chofu Seisakusho Co., Ltd.	138,000	2,794,268
	Chori Co., Ltd.	77,800	1,281,537
	Chuo Spring Co., Ltd.	20,000	620,531
#	Clarion Co., Ltd.	177,600	3,893,617
	Cleanup Corp.	145,100	884,838
#	Coco’s Japan Co., Ltd.	54,300	1,054,922
#	Colowide Co., Ltd.	350,600	8,536,631
	Corona Corp.	105,500	1,041,412
#	Create Restaurants Holdings, Inc.	319,900	3,393,402
#	Cross Plus, Inc.	9,800	68,463
	Daido Metal Co., Ltd.	279,700	2,139,757
#	Daidoh, Ltd.	82,300	261,172
#	Daikoku Denki Co., Ltd.	63,200	899,016
	Daikyonishikawa Corp.	292,400	2,793,081
	Dainichi Co., Ltd.	69,100	454,916
	Daisyo Corp.	47,200	703,575
	Daiyu Lic Holdings Co., Ltd.	75,600	715,392
#	DCM Holdings Co., Ltd.	762,100	7,410,662
	DD Holdings Co., Ltd.	34,200	686,639
#	Descente, Ltd.	286,100	7,491,243
	Doshisha Co., Ltd.	166,900	3,436,657
#	Doutor Nichires Holdings Co., Ltd.	237,686	4,223,903
#	Dynic Corp.	42,200	313,181
	Eagle Industry Co., Ltd.	201,000	2,342,011
#	EAT&Co, Ltd.	36,100	536,614
	EDION Corp.	510,900	5,372,458
*	Enigmo, Inc.	85,200	1,520,801
#	ES-Con Japan, Ltd.	264,600	1,567,687
	ESCRIT, Inc.	56,500	351,766
	ESTELLE Holdings Co., Ltd.	12,600	79,431
	Exedy Corp.	210,200	5,177,383
	FCC Co., Ltd.	263,700	6,530,782
#	Felissimo Corp.	21,200	239,232
#	Fields Corp.	109,800	820,881
#	Fine Sinter Co., Ltd.	10,300	217,880
#	First Juken Co., Ltd.	51,200	543,671
#	First-corp, Inc.	55,000	513,342
	FJ Next Co., Ltd.	122,400	906,771
	Foster Electric Co., Ltd.	151,200	2,209,487
	France Bed Holdings Co., Ltd.	152,300	1,286,616
	F-Tech, Inc.	102,100	997,649
	Fuji Co., Ltd.	152,700	2,867,445
#	Fuji Corp. (6163543)	39,100	718,321
	Fuji Corp., Ltd.	199,300	1,522,605
#	Fuji Kyuko Co., Ltd.	164,500	4,801,225
	Fujibo Holdings, Inc.	75,500	2,199,717
	Fujikura Rubber, Ltd.	134,600	645,122
#	Fujio Food System Co., Ltd.	59,400	1,081,735
	Fujishoji Co., Ltd.	56,600	524,670
	Fujita Kanko, Inc.	61,500	1,678,350
#	Fujitsu General, Ltd.	462,300	6,925,222
	FuKoKu Co., Ltd.	65,400	533,969
#*	Funai Electric Co., Ltd.	145,300	707,841
#	Furukawa Battery Co., Ltd. (The)	104,300	785,578
	Furyu Corp.	94,100	755,219
89

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Futaba Industrial Co., Ltd.	431,700	$2,358,797
	Gakkyusha Co., Ltd.	53,400	815,627
#	Genki Sushi Co., Ltd.	41,200	2,228,550
	Geo Holdings Corp.	247,800	3,775,022
#	Gfoot Co., Ltd.	98,100	654,166
	GLOBERIDE, Inc.	68,999	1,658,554
#	Gokurakuyu Holdings Co., Ltd.	82,500	423,366
#	Goldwin, Inc.	77,600	5,531,604
#	Golf Digest Online, Inc.	75,200	623,521
	Greens Co., Ltd.	16,900	208,010
	GSI Creos Corp.	31,592	377,434
#	G-Tekt Corp.	138,800	1,958,938
	Gunze, Ltd.	120,000	5,321,783
	H2O Retailing Corp.	519,000	8,063,808
#	Hagihara Industries, Inc.	90,800	1,346,868
#	Hakuyosha Co., Ltd.	13,600	368,709
#	Hamee Corp.	44,900	673,285
	Handsman Co., Ltd.	37,500	365,898
	Happinet Corp.	117,000	1,776,318
#	Harada Industry Co., Ltd.	71,600	514,947
	Hard Off Corp. Co., Ltd.	67,700	567,043
	Haruyama Holdings, Inc.	56,500	446,093
	Heian Ceremony Service Co., Ltd.	8,300	65,734
	Heiwa Corp.	14,700	336,190
	Hiday Hidaka Corp.	163,287	3,185,237
	HI-LEX Corp.	103,600	2,169,867
#	Himaraya Co., Ltd.	35,900	314,617
#	Hinokiya Group Co., Ltd.	47,200	1,141,261
#	Hiramatsu, Inc.	276,200	1,154,526
	HIS Co., Ltd.	84,600	2,576,615
	H-One Co., Ltd.	143,300	1,514,887
	Honeys Holdings Co., Ltd.	129,340	1,027,376
#	Hoosiers Holdings	368,500	2,045,187
#	Hotland Co., Ltd.	76,500	979,222
#	House Do Co., Ltd.	58,100	849,410
#	HUB Co., Ltd.	35,400	281,872
#	I K K, Inc.	68,000	432,883
#	I.K Co., Ltd.	44,300	403,329
#	IBJ, Inc.	146,000	803,447
	Ichibanya Co., Ltd.	107,258	4,094,330
	Ichikoh Industries, Ltd.	244,500	1,697,541
#	IDOM, Inc.	274,900	925,460
	IJT Technology Holdings Co., Ltd.	170,180	1,055,060
	Imasen Electric Industrial	132,600	1,217,907
#	Istyle, Inc.	325,600	2,919,170
	Janome Sewing Machine Co., Ltd.	104,900	538,318
#	Japan Best Rescue System Co., Ltd.	132,900	1,280,202
	Japan Wool Textile Co., Ltd. (The)	377,400	2,979,755
#	JFLA Holdings, Inc.	121,800	444,375
	JINS, Inc.	98,900	5,600,438
#	Joban Kosan Co., Ltd.	42,899	654,605
#	Jolly - Pasta Co., Ltd.	22,600	353,516
	Joshin Denki Co., Ltd.	133,200	3,403,836
	JP-Holdings, Inc.	374,800	992,677
	JVC Kenwood Corp.	747,400	1,847,918
	Kasai Kogyo Co., Ltd.	204,200	1,882,651
	Kawai Musical Instruments Manufacturing Co., Ltd.	44,800	1,553,544

90

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Keihin Corp.	312,500	$6,153,104
	Keiyo Co., Ltd.	201,300	996,249
	KFC Holdings Japan, Ltd.	75,000	1,318,854
	King Co., Ltd.	44,900	181,516
#*	Kintetsu Department Store Co., Ltd.	59,900	1,883,153
#	Ki-Star Real Estate Co., Ltd.	59,500	1,048,883
*	KNT-CT Holdings Co., Ltd.	93,100	1,023,059
	Kohnan Shoji Co., Ltd.	179,800	4,498,399
*	Kojima Co., Ltd.	194,200	855,504
	Komatsu Matere Co., Ltd.	226,400	1,870,975
	KOMEDA Holdings Co., Ltd.	341,500	6,717,899
	Komehyo Co., Ltd.	53,500	732,989
	Komeri Co., Ltd.	228,400	5,918,902
	Konaka Co., Ltd.	122,106	540,566
	Koshidaka Holdings Co., Ltd.	324,800	3,785,377
#*	Kourakuen Holdings Corp.	77,400	1,269,020
#	KU Holdings Co., Ltd.	130,900	1,075,316
	Kura Corp.	77,900	4,514,383
	Kurabo Industries, Ltd.	129,900	3,135,688
	Kushikatsu Tanaka Holdings Co.	23,000	613,407
#	KYB Corp.	144,300	3,461,271
#	Kyoritsu Maintenance Co., Ltd.	140,662	6,249,160
#	Kyoto Kimono Yuzen Co., Ltd.	29,100	119,337
*	Laox Co., Ltd.	206,900	660,291
	LEC, Inc.	172,200	3,447,736
#*	LIKE Kidsnext Co., Ltd.	43,600	427,427
*	Litalico, Inc.	44,900	830,461
	LIXIL VIVA Corp.	133,500	2,165,052
	Look Holdings, Inc.	45,600	464,119
#	Mamiya-Op Co., Ltd.	32,700	287,389
	Mars Group Holdings Corp.	89,700	1,849,021
*	Maruzen CHI Holdings Co., Ltd.	109,800	339,213
#	Matsuya Co., Ltd.	174,800	1,650,091
	Matsuyafoods Holdings co., Ltd.	68,300	2,204,405
#	Media Do Holdings Co., Ltd.	51,400	1,101,777
#	Meiko Network Japan Co., Ltd.	137,500	1,207,619
	Meiwa Estate Co., Ltd.	95,300	528,836
	Mikuni Corp.	167,900	920,752
	Misawa Homes Co., Ltd.	129,600	973,840
	Mitsuba Corp.	215,490	1,696,768
	Mizuno Corp.	150,300	3,516,730
	Monogatari Corp. (The)	39,900	3,562,380
	Morito Co., Ltd.	112,500	850,868
#	MrMax Holdings, Ltd.	176,100	815,865
	Murakami Corp.	30,000	724,576
	Musashi Seimitsu Industry Co., Ltd.	321,400	4,690,487
	Nafco Co., Ltd.	47,500	761,290
	Nagawa Co., Ltd.	43,600	2,101,097
*	Naigai Co., Ltd.	21,500	94,849
#	Nakayamafuku Co., Ltd.	63,000	344,447
#	Nextage Co., Ltd.	255,100	2,341,614
	Nice Holdings, Inc.	49,500	510,938
	Nichirin Co., Ltd.	69,660	1,471,442
	Nihon Eslead Corp.	57,800	782,778
#	Nihon House Holdings Co., Ltd.	319,900	1,459,567
	Nihon Plast Co., Ltd.	122,500	990,825
#	Nihon Tokushu Toryo Co., Ltd.	87,400	1,675,988

91

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Nikki Co., Ltd.	2,100	$40,964
#	Nippon Felt Co., Ltd.	80,200	337,522
	Nippon Piston Ring Co., Ltd.	46,000	864,861
	Nippon Seiki Co., Ltd.	336,800	5,926,971
#	Nippon View Hotel Co., Ltd.	41,400	472,708
	Nishikawa Rubber Co., Ltd.	28,100	493,761
#	Nishimatsuya Chain Co., Ltd.	361,700	3,219,533
	Nissan Shatai Co., Ltd.	533,700	4,298,879
	Nissan Tokyo Sales Holdings Co., Ltd.	174,100	534,921
	Nissin Kogyo Co., Ltd.	301,400	4,385,121
	Nittan Valve Co., Ltd.	93,500	283,202
	Nojima Corp.	216,300	5,108,740
	Ohashi Technica, Inc.	72,600	907,848
	Ohsho Food Service Corp.	96,000	6,618,786
#*	Oisix ra daichi, Inc.	75,000	1,296,020
#	Omikenshi Co., Ltd.	32,200	197,213
	Onward Holdings Co., Ltd.	847,200	5,107,457
	Ootoya Holdings Co., Ltd.	38,900	777,605
#*	Open Door, Inc.	76,200	1,809,191
#	Otsuka Kagu, Ltd.	82,500	192,625
	Ozu Corp.	23,000	400,293
	Pacific Industrial Co., Ltd.	327,600	4,786,301
	PAL GROUP Holdings Co., Ltd.	91,200	2,672,064
#	PAPYLESS Co., Ltd.	37,700	973,327
#	Parco Co., Ltd.	151,000	1,602,855
	Paris Miki Holdings, Inc.	177,200	761,036
	PC Depot Corp.	190,481	956,379
	People Co., Ltd.	19,600	224,041
#	Pepper Food Service Co., Ltd.	92,300	2,592,471
	PIA Corp.	36,900	1,763,919
	Piolax, Inc.	215,400	4,693,348
#*	Pioneer Corp.	2,489,100	2,228,773
#	Plenus Co., Ltd.	161,300	2,581,462
	Press Kogyo Co., Ltd.	623,200	2,849,229
	Pressance Corp.	260,100	2,958,093
	Raccoon Co., Ltd.	98,400	538,421
	Regal Corp.	1,500	36,751
	Renaissance, Inc.	88,700	1,786,971
#*	Renown, Inc.	366,700	374,734
#	Resol Holdings Co., Ltd.	16,799	629,757
	Resorttrust, Inc.	201,200	3,098,572
	Rhythm Watch Co., Ltd.	55,900	989,913
#	Riberesute Corp.	60,400	498,732
	Ride On Express Holdings Co., Ltd.	62,200	764,221
	Right On Co., Ltd.	119,625	995,267
	Riken Corp.	69,700	3,335,784
	Ringer Hut Co., Ltd.	172,000	3,445,654
#	Riso Kyoiku Co., Ltd.	261,700	2,768,154
	Round One Corp.	563,400	6,682,384
	Royal Holdings Co., Ltd.	216,900	5,366,694
#*	Royal Hotel, Ltd. (The)	2,100	31,836
*	RVH, Inc.	100	236
	Sac’s Bar Holdings, Inc.	138,350	1,226,162
	Saizeriya Co., Ltd.	217,900	4,135,335
	Sakai Ovex Co., Ltd.	30,999	616,100
	San Holdings, Inc.	31,800	742,433
*	Sanden Holdings Corp.	97,400	1,064,269

92

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Sanei Architecture Planning Co., Ltd.	78,200	$1,140,457
	Sangetsu Corp.	367,050	7,059,581
	Sankyo Seiko Co., Ltd.	238,900	959,305
	Sanoh Industrial Co., Ltd.	190,700	1,086,128
#	Sanyei Corp.	4,300	120,291
	Sanyo Electric Railway Co., Ltd.	121,098	2,674,051
	Sanyo Housing Nagoya Co., Ltd.	78,200	693,695
#	Sanyo Shokai, Ltd.	96,199	1,621,972
#	Scroll Corp.	230,500	977,701
#	Seiko Holdings Corp.	206,281	4,948,953
	Seiren Co., Ltd.	347,800	4,948,192
#*	Senshukai Co., Ltd.	230,700	593,667
#	SFP Holdings Co., Ltd.	74,500	1,101,261
#	Shidax Corp.	152,000	488,829
#	Shikibo, Ltd.	65,500	656,499
	Shimachu Co., Ltd.	282,300	7,400,133
	Shimojima Co., Ltd.	34,900	312,369
#	Shoei Co., Ltd.	90,900	3,541,646
	Showa Corp.	415,200	5,713,720
	Snow Peak, Inc.	47,600	633,129
	SNT Corp.	230,100	766,522
	Soft99 Corp.	81,800	727,214
#	Sotoh Co., Ltd.	42,900	377,613
#	Space Value Holdings Co., Ltd.	233,000	2,079,417
	SPK Corp.	22,200	475,370
#	SRS Holdings Co., Ltd.	49,200	435,269
	St Marc Holdings Co., Ltd.	117,900	2,800,076
	Starts Corp., Inc.	245,400	5,095,771
	Step Co., Ltd.	60,400	840,853
	Studio Alice Co., Ltd.	70,300	1,607,644
*	Studio Atao Co., Ltd.	500	11,965
#	Suminoe Textile Co., Ltd.	38,600	924,691
	Sumitomo Riko Co., Ltd.	274,000	2,263,647
	Suncall Corp.	128,700	833,091
	Sushiro Global Holdings, Ltd.	130,500	6,873,838
#	Syuppin Co., Ltd.	161,200	2,010,901
	T RAD Co., Ltd.	49,000	1,170,278
	Tachikawa Corp.	73,900	741,806
	Tachi-S Co., Ltd.	224,140	3,159,143
	Taiho Kogyo Co., Ltd.	119,300	1,075,781
	Take And Give Needs Co., Ltd.	63,210	991,598
#	Takihyo Co., Ltd.	34,100	593,792
#	Tama Home Co., Ltd.	123,500	1,269,915
	Tamron Co., Ltd.	126,400	2,255,617
	Tbk Co., Ltd.	160,300	654,022
	Tear Corp.	72,100	512,772
#	Temairazu, Inc.	11,200	271,646
#	Tenpos Holdings Co., Ltd.	34,500	640,942
	T-Gaia Corp.	146,200	3,310,046
	Tigers Polymer Corp.	87,800	538,670
	Toa Corp. (6894434)	173,700	1,861,850
#	Toabo Corp.	54,799	267,566
#	Tokai Rika Co., Ltd.	341,900	6,234,234
	Token Corp.	55,050	3,566,040
#*	Tokyo Base Co., Ltd.	154,700	866,945
	Tokyo Dome Corp.	628,300	5,530,321
	Tokyo Individualized Educational Institute, Inc.	121,000	1,565,107

93

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continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Tokyo Radiator Manufacturing Co., Ltd.	24,300	$207,025
#	Tokyotokeiba Co., Ltd.	107,300	3,794,275
#	Tokyu Recreation Co., Ltd.	20,400	888,993
	Tomy Co., Ltd.	630,693	7,336,724
	Topre Corp.	243,700	5,071,331
#	Toridoll Holdings Corp.	162,800	2,757,462
#	Torikizoku Co., Ltd.	54,600	998,049
	Tosho Co., Ltd.	114,400	4,444,539
	Toyo Tire & Rubber Co., Ltd.	430,400	7,179,731
	TPR Co., Ltd.	164,700	4,011,491
	TSI Holdings Co., Ltd.	522,195	3,560,614
#	Tsukada Global Holdings, Inc.	119,000	635,532
	Tsukamoto Corp. Co., Ltd.	19,000	198,421
	Tsutsumi Jewelry Co., Ltd.	57,100	1,121,868
#	Ukai Co., Ltd.	5,900	204,409
#	Umenohana Co., Ltd.	21,700	507,661
	Unipres Corp.	292,000	5,223,299
	United Arrows, Ltd.	163,600	6,151,730
*	Unitika, Ltd.	431,400	2,200,482
*	U-Shin, Ltd.	172,300	1,161,933
*	Vega Corp. Co., Ltd.	1,700	16,190
#*	VIA Holdings, Inc.	155,400	984,903
#	Village Vanguard Co., Ltd.	40,600	381,646
#*	Visionary Holdings Co., Ltd.	637,300	584,009
#	VT Holdings Co., Ltd.	590,100	2,462,198
	Wacoal Holdings Corp.	364,700	10,055,102
	Waseda Academy Co., Ltd.	12,600	223,363
#	WATAMI Co., Ltd.	167,200	1,914,938
	Watts Co., Ltd.	67,800	525,787
	Weds Co., Ltd.	14,500	84,805
	Xebio Holdings Co., Ltd.	202,000	2,799,766
	Yachiyo Industry Co., Ltd.	52,900	421,212
#	Yagi & Co., Ltd.	18,600	280,864
	Yamato International, Inc.	119,800	494,880
#	Yasunaga Corp.	56,800	876,957
	Yellow Hat, Ltd.	130,200	3,201,417
	Yomiuri Land Co., Ltd.	28,500	1,080,314
	Yondoshi Holdings, Inc.	129,420	2,746,742
	Yorozu Corp.	150,500	2,121,842
#	Yoshinoya Holdings Co., Ltd.	165,000	2,712,043
#	Yossix Co., Ltd.	26,300	610,795
#	Yume No Machi Souzou Iinkai Co., Ltd.	165,200	3,450,780
	Yutaka Giken Co., Ltd.	8,700	170,199
#	Zojirushi Corp.	307,700	3,360,920
TOTAL CONSUMER DISCRETIONARY			713,066,175

CONSUMER STAPLES — (7.6%)
#	Aeon Hokkaido Corp.	261,700	1,847,639
	AFC-HD AMS Life Science Co., Ltd.	48,200	304,485
#	Albis Co., Ltd.	42,600	1,105,969
	Arcs Co., Ltd.	304,900	7,367,683
	Artnature, Inc.	129,400	760,777
	Axial Retailing, Inc.	115,000	3,767,969
	Belc Co., Ltd.	79,300	4,049,535
#	Bourbon Corp.	50,000	896,460
	Bull-Dog Sauce Co., Ltd.	1,500	28,332

94

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Cawachi, Ltd.	52,400	$972,511
	C’BON COSMETICS Co., Ltd.	8,200	200,503
	Chubu Shiryo Co., Ltd.	180,300	2,195,037
	Chuo Gyorui Co., Ltd.	9,800	244,637
	Ci:z Holdings Co., Ltd.	41,800	2,166,008
	cocokara fine, Inc.	134,860	7,423,232
	Como Co., Ltd.	2,000	44,666
	Cota Co., Ltd.	76,565	1,009,901
	Create SD Holdings Co., Ltd.	210,700	5,337,479
	Daikokutenbussan Co., Ltd.	44,500	1,664,686
	Delica Foods Holdings Co., Ltd.	31,100	413,372
	DyDo Group Holdings, Inc.	73,700	3,741,055
#	Earth Corp.	101,700	4,626,248
	Ebara Foods Industry, Inc.	24,600	465,913
	Eco’s Co., Ltd.	61,300	1,075,612
	Ensuiko Sugar Refining Co., Ltd.	86,200	189,508
	Feed One Co., Ltd.	949,940	1,616,919
*	First Baking Co., Ltd.	12,000	116,524
#	Fujicco Co., Ltd.	153,100	3,513,838
	Fujiya Co., Ltd.	75,100	1,625,841
	G-7 Holdings, Inc.	44,800	1,016,425
#	Genky DrugStores Co., Ltd.	46,800	1,514,333
	HABA Laboratories, Inc.	18,000	1,292,585
	Hagoromo Foods Corp.	19,500	463,648
	Halows Co., Ltd.	58,000	1,266,300
	Hayashikane Sangyo Co., Ltd.	29,400	183,269
	Heiwado Co., Ltd.	223,200	5,721,153
	Hokkaido Coca-Cola Bottling Co., Ltd.	18,299	603,137
	Hokuryo Co. Ltd/Hokkaido	14,900	100,922
	Hokuto Corp.	189,700	3,235,906
	Ichimasa Kamaboko Co., Ltd.	39,500	348,995
	Imuraya Group Co., Ltd.	56,200	1,539,045
#	Inageya Co., Ltd.	175,800	2,217,900
	Itochu-Shokuhin Co., Ltd.	34,900	1,625,317
	Itoham Yonekyu Holdings, Inc.	70,000	440,820
	Iwatsuka Confectionery Co., Ltd.	4,600	179,611
	Japan Meat Co., Ltd.	77,500	1,403,001
	J-Oil Mills, Inc.	76,300	2,629,899
	Kadoya Sesame Mills, Inc.	14,900	793,479
	Kakiyasu Honten Co., Ltd.	65,000	1,434,861
	Kameda Seika Co., Ltd.	96,400	4,564,570
	Kaneko Seeds Co., Ltd.	38,600	494,561
#	Kanemi Co., Ltd.	5,400	143,645
	Kansai Super Market, Ltd.	84,600	782,688
	Kato Sangyo Co., Ltd.	174,500	5,377,145
	Kenko Mayonnaise Co., Ltd.	93,600	2,001,572
#	Key Coffee, Inc.	138,900	2,467,464
	Kirindo Holdings Co., Ltd.	54,500	761,769
#	Kitanotatsujin Corp.	473,300	2,436,870
#	Kobe Bussan Co., Ltd.	215,800	5,479,615
#	Kotobuki Spirits Co., Ltd.	154,800	5,929,736
	Kyokuyo Co., Ltd.	71,999	1,977,060
	Lacto Japan Co., Ltd.	21,200	1,248,197
	Life Corp.	157,800	3,904,529
	Mandom Corp.	175,300	4,864,691
	Marudai Food Co., Ltd.	158,600	2,582,711
	Maruha Nichiro Corp.	274,907	9,952,175

95

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Maxvalu Nishinihon Co., Ltd.	22,500	$372,821
#	Maxvalu Tokai Co., Ltd.	49,300	1,087,857
	Medical System Network Co., Ltd.	161,100	764,307
	Megmilk Snow Brand Co., Ltd.	358,200	8,379,194
	Meito Sangyo Co., Ltd.	65,100	874,084
#	Milbon Co., Ltd.	182,752	6,560,503
	Ministop Co., Ltd.	120,100	2,217,542
	Mitsubishi Shokuhin Co., Ltd.	109,000	2,809,127
	Mitsui Sugar Co., Ltd.	124,770	3,356,289
	Miyoshi Oil & Fat Co., Ltd.	51,900	570,534
	Morinaga Milk Industry Co., Ltd.	263,700	7,029,083
	Morozoff, Ltd.	20,400	997,933
	Nagatanien Holdings Co., Ltd.	81,000	1,979,608
	Nakamuraya Co., Ltd.	27,600	1,098,263
	Natori Co., Ltd.	67,500	1,068,271
	Nichimo Co., Ltd.	17,000	233,983
	Nihon Chouzai Co., Ltd.	55,660	1,725,059
	Niitaka Co., Ltd.	2,860	43,648
	Nippon Beet Sugar Manufacturing Co., Ltd.	69,100	1,204,164
#	Nippon Flour Mills Co., Ltd.	382,300	6,331,806
	Nippon Suisan Kaisha, Ltd.	2,140,300	13,671,543
	Nisshin Oillio Group, Ltd. (The)	185,000	5,551,483
	Nissin Sugar Co., Ltd.	112,100	2,219,762
	Nitto Fuji Flour Milling Co., Ltd.	7,500	358,111
	Noevir Holdings Co., Ltd.	27,500	1,169,805
	Oenon Holdings, Inc.	444,900	1,542,563
	OIE Sangyo Co., Ltd.	20,900	263,006
	Okuwa Co., Ltd.	174,900	1,752,160
#	Olympic Group Corp.	62,300	439,307
	OUG Holdings, Inc.	19,400	454,067
	Pickles Corp.	27,900	554,275
	Plant Co., Ltd.	29,100	311,689
	Prima Meat Packers, Ltd.	210,100	3,968,082
	Qol Holdings Co., Ltd.	173,600	3,653,709
#	Retail Partners Co., Ltd.	112,600	1,287,853
	Riken Vitamin Co., Ltd.	79,800	2,460,455
#	Rock Field Co., Ltd.	156,900	2,271,595
#	Rokko Butter Co., Ltd.	96,900	2,091,810
	S Foods, Inc.	132,462	5,336,515
#	S&B Foods, Inc.	19,499	1,435,783
	Sagami Rubber Industries Co., Ltd.	63,300	1,385,488
	San-A Co., Ltd.	133,000	5,611,009
	Sapporo Holdings, Ltd.	472,400	8,763,286
	Sato Foods Co., Ltd.	800	24,850
	Satudora Holdings Co., Ltd.	1,300	23,475
	Shinobu Foods Products Co., Ltd.	1,600	10,034
#	Shoei Foods Corp.	86,800	3,334,594
	Showa Sangyo Co., Ltd.	149,400	3,741,710
	Sogo Medical Holdings Co., Ltd.	133,400	2,862,132
	Starzen Co., Ltd.	55,600	2,257,235
#	Toho Co., Ltd.	55,600	1,101,620
	Tohto Suisan Co., Ltd.	18,099	342,529
	Torigoe Co., Ltd. (The)	102,200	870,563
#	Toyo Sugar Refining Co., Ltd.	15,700	156,080
#	Transaction Co., Ltd.	103,300	784,752
	United Super Markets Holdings, Inc.	395,200	4,331,531
	Uoriki Co., Ltd.	33,600	430,298

96

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Valor Holdings Co., Ltd.	290,300	$6,230,596
	Warabeya Nichiyo Holdings Co., Ltd.	109,560	1,781,029
#	Watahan & Co., Ltd.	47,400	1,018,701
	Yaizu Suisankagaku Industry Co., Ltd.	56,900	505,773
#	Yakuodo Co., Ltd.	81,900	2,531,920
	YA-MAN, Ltd.	230,000	3,708,695
	Yamatane Corp.	70,100	1,158,347
	Yamaya Corp.	30,000	699,897
	Yamazawa Co., Ltd.	7,400	109,395
	Yaoko Co., Ltd.	79,800	4,364,480
#	Yokohama Reito Co., Ltd.	354,900	2,814,751
	Yomeishu Seizo Co., Ltd.	50,500	1,067,407
	Yuasa Funashoku Co., Ltd.	13,400	421,649
	Yutaka Foods Corp.	3,900	68,932
TOTAL CONSUMER STAPLES			303,762,350

ENERGY — (0.8%)
#	BP Castrol K.K.	53,100	681,348
	Fuji Kosan Co., Ltd.	33,100	182,846
	Fuji Oil Co., Ltd.	226,300	866,398
	Itochu Enex Co., Ltd.	350,800	3,303,041
	Japan Oil Transportation Co., Ltd.	15,200	393,476
	Japan Petroleum Exploration Co., Ltd.	259,300	5,420,175
	Mitsuuroko Group Holdings Co., Ltd.	206,300	1,345,302
	Modec, Inc.	149,200	4,472,615
	Nippon Coke & Engineering Co., Ltd.	629,500	579,890
#	Sala Corp.	362,800	2,075,922
	San-Ai Oil Co., Ltd.	379,900	4,084,957
	Shinko Plantech Co., Ltd.	295,000	2,748,820
	Sinanen Holdings Co., Ltd.	55,800	1,328,582
	Toa Oil Co., Ltd.	50,100	1,159,751
	Toyo Kanetsu K.K.	57,200	1,283,033
TOTAL ENERGY			29,926,156

FINANCIALS — (8.2%)
	77 Bank, Ltd. (The)	496,152	10,248,303
	Advance Create Co., Ltd.	42,500	789,290
	Aichi Bank, Ltd. (The)	63,200	2,411,801
#*	Aiful Corp.	2,531,900	6,677,596
	Aizawa Securities Co., Ltd.	266,500	1,595,912
#	Akatsuki Corp.	112,400	355,273
	Akita Bank, Ltd. (The)	114,140	2,649,962
	Anicom Holdings, Inc.	128,200	4,073,058
#	Aomori Bank, Ltd. (The)	142,900	3,898,699
	Asax Co., Ltd.	9,300	48,548
	Awa Bank, Ltd. (The)	263,600	7,173,482
	Bank of Iwate, Ltd. (The)	113,600	4,327,070
	Bank of Kochi, Ltd. (The)	49,300	430,079
#	Bank of Nagoya, Ltd. (The)	98,330	3,106,769
	Bank of Okinawa, Ltd. (The)	157,160	5,241,440
	Bank of Saga, Ltd. (The)	97,400	1,875,309
	Bank of the Ryukyus, Ltd.	199,580	2,269,933
#	Bank of Toyama, Ltd. (The)	12,600	419,314
	Chiba Kogyo Bank, Ltd. (The)	416,600	1,648,259
	Chugoku Bank, Ltd. (The)	343,600	3,085,493
#	Chukyo Bank, Ltd. (The)	81,500	1,640,659

97

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
FINANCIALS — (Continued)
	Daishi Hokuetsu Financial Group, Inc.	280,800	$10,103,674
	Daito Bank, Ltd. (The)	62,800	513,633
	Dream Incubator, Inc.	14,100	225,498
	DSB Co., Ltd.	61,300	279,874
	eGuarantee, Inc.	205,600	1,919,855
	Ehime Bank, Ltd. (The)	229,600	2,366,483
	Eighteenth Bank, Ltd. (The)	104,800	2,853,256
#	Entrust, Inc.	48,900	202,688
	FIDEA Holdings Co., Ltd.	1,258,300	1,691,026
	Financial Products Group Co., Ltd.	491,100	4,794,388
#	First Bank of Toyama, Ltd. (The)	278,500	1,041,530
#	First Brothers Co., Ltd.	48,300	553,473
	Fukui Bank, Ltd. (The)	163,600	3,095,044
#*	Fukushima Bank, Ltd. (The)	190,600	1,017,948
	Fuyo General Lease Co., Ltd.	135,600	7,532,855
	GCA Corp.	92,700	741,429
#	GMO Financial Holdings, Inc.	164,600	1,063,728
	Hirose Tusyo, Inc.	25,100	488,409
	Hiroshima Bank, Ltd. (The)	402,400	2,482,043
	Hokkoku Bank, Ltd. (The)	174,200	6,392,044
	Hokuhoku Financial Group, Inc.	837,000	10,369,291
	Hyakugo Bank, Ltd. (The)	1,647,609	6,053,593
	Hyakujushi Bank, Ltd. (The)	163,100	4,168,591
	IBJ Leasing Co., Ltd.	197,000	4,946,163
	Ichiyoshi Securities Co., Ltd.	301,600	2,539,081
	IwaiCosmo Holdings, Inc.	144,900	1,852,946
#	J Trust Co., Ltd.	491,000	2,504,684
	Jaccs Co., Ltd.	177,800	3,333,378
	Jafco Co., Ltd.	233,300	8,989,108
#*	Japan Asia Investment Co., Ltd.	127,300	315,472
	Japan Investment Adviser Co., Ltd.	90,600	2,834,277
	Japan Securities Finance Co., Ltd.	793,100	4,441,713
	Jimoto Holdings, Inc.	1,008,300	1,318,335
	Juroku Bank, Ltd. (The)	237,000	5,351,798
	kabu.com Securities Co., Ltd.	1,024,600	3,698,161
*	Kansai Mirai Financial Group, Inc.	274,453	2,122,921
	Keiyo Bank, Ltd. (The)	788,500	5,749,865
	Kita-Nippon Bank, Ltd. (The)	52,906	1,178,624
	Kiyo Bank, Ltd. (The)	446,590	6,618,299
#	Kosei Securities Co., Ltd. (The)	35,799	340,372
	Kyokuto Securities Co., Ltd.	169,600	2,047,423
	Kyushu Financial Group, Inc.	282,627	1,247,240
	Kyushu Leasing Service Co., Ltd.	22,000	135,775
#*	M&A Capital Partners Co., Ltd.	52,800	2,596,394
#	Marusan Securities Co., Ltd.	401,800	3,094,090
	Mercuria Investment Co., Ltd.	79,600	592,059
	Michinoku Bank, Ltd. (The)	331,298	5,247,433
	Mito Securities Co., Ltd.	424,800	1,229,124
	Miyazaki Bank, Ltd. (The)	125,900	3,279,904
#	Monex Group, Inc.	1,453,600	5,700,811
#	Money Partners Group Co., Ltd.	162,900	523,501
	Musashino Bank, Ltd. (The)	202,400	5,462,012
	Nagano Bank, Ltd. (The)	55,699	846,239
	Nanto Bank, Ltd. (The)	188,800	4,317,543
	NEC Capital Solutions, Ltd.	71,300	1,120,415
#	Newton Financial Consulting, Inc.	3,300	53,104
	Nishi-Nippon Financial Holdings, Inc.	711,200	6,758,572

98

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
FINANCIALS — (Continued)
	North Pacific Bank, Ltd.	2,096,400	$6,286,505
#	OAK Capital Corp.	387,000	602,567
	Ogaki Kyoritsu Bank, Ltd. (The)	290,700	6,451,095
	Oita Bank, Ltd. (The)	88,889	2,939,945
	Okasan Securities Group, Inc.	1,139,000	5,453,281
	Ricoh Leasing Co., Ltd.	105,200	3,453,378
	San ju San Financial Group, Inc.	126,510	2,239,294
	San-In Godo Bank, Ltd. (The)	1,000,500	7,591,149
	Sawada Holdings Co., Ltd.	150,600	1,350,720
	Senshu Ikeda Holdings, Inc.	1,792,900	5,509,635
#	Shiga Bank, Ltd. (The)	340,200	7,891,071
	Shikoku Bank, Ltd. (The)	413,000	4,639,243
	Shimane Bank, Ltd. (The)	29,800	308,359
	Shimizu Bank, Ltd. (The)	25,400	429,686
#	Sparx Group Co., Ltd.	685,400	1,473,588
#	Strike Co., Ltd.	55,700	1,616,224
	Taiko Bank, Ltd. (The)	41,100	747,343
	Tochigi Bank, Ltd. (The)	555,800	1,616,652
	Toho Bank, Ltd. (The)	1,315,000	4,667,753
#	Tohoku Bank, Ltd. (The)	68,300	767,171
	Tokai Tokyo Financial Holdings, Inc.	1,534,800	7,923,106
#	Tokyo Kiraboshi Financial Group, Inc.	222,638	3,596,601
	Tomato Bank, Ltd.	54,700	664,934
	TOMONY Holdings, Inc.	974,950	3,778,686
#	Tottori Bank, Ltd. (The)	67,800	970,565
	Towa Bank, Ltd. (The)	167,100	1,360,765
	Toyo Securities Co., Ltd.	357,000	706,661
	Tsukuba Bank, Ltd.	284,400	636,933
#*	Uzabase, Inc.	91,000	1,957,051
#	Yamagata Bank, Ltd. (The)	204,300	4,148,806
	Yamanashi Chuo Bank, Ltd. (The)	237,100	3,387,759
TOTAL FINANCIALS			331,469,964

HEALTHCARE — (5.1%)
#	Advantage Risk Management Co., Ltd.	46,000	413,073
	As One Corp.	38,968	2,773,964
	ASKA Pharmaceutical Co., Ltd.	184,500	2,426,440
	Biofermin Pharmaceutical Co., Ltd.	24,800	632,365
	BML, Inc.	183,100	5,045,741
#	Carenet, Inc.	25,600	208,516
	Charm Care Corp. KK	43,200	605,129
	CMIC Holdings Co., Ltd.	86,100	1,598,557
	Create Medic Co., Ltd.	44,100	430,198
	Daiken Medical Co., Ltd.	120,900	900,458
	Daito Pharmaceutical Co., Ltd.	88,180	2,648,609
	Dvx, Inc.	45,800	540,404
	Eiken Chemical Co., Ltd.	220,900	4,943,781
#	Elan Corp.	50,900	1,246,571
#	EM Systems Co., Ltd.	136,400	1,396,202
	EPS Holdings, Inc.	236,700	4,621,910
	FALCO HOLDINGS Co., Ltd.	58,000	855,232
#	FINDEX, Inc.	124,100	709,030
	Fuji Pharma Co., Ltd.	117,600	1,850,256
	Fukuda Denshi Co., Ltd.	43,800	2,766,114
	Fuso Pharmaceutical Industries, Ltd.	47,000	1,118,611
	Hogy Medical Co., Ltd.	173,000	5,110,437

99

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
HEALTHCARE — (Continued)
	I’rom Group Co., Ltd.	46,700	$692,633
#	Iwaki & Co., Ltd.	193,000	927,375
*	Japan Animal Referral Medical Center Co., Ltd.	15,300	332,882
#	Japan Lifeline Co., Ltd.	222,500	3,243,834
	Japan Medical Dynamic Marketing, Inc.	119,100	1,398,664
	JCR Pharmaceuticals Co., Ltd.	115,000	4,875,094
	Jeol, Ltd.	189,500	3,122,168
	JMS Co., Ltd.	87,157	443,546
	Kanamic Network Co., Ltd.	40,600	716,720
	Kawasumi Laboratories, Inc.	96,180	576,470
	Kissei Pharmaceutical Co., Ltd.	195,100	5,605,970
*	Kubota Pharmaceutical Holdings Co., Ltd.	2,600	6,800
	KYORIN Holdings, Inc.	290,800	6,350,925
#	Linical Co., Ltd.	82,100	1,141,470
	Mani, Inc.	182,700	8,395,754
#*	Medical Data Vision Co., Ltd.	176,300	2,775,703
#	Medius Holdings Co., Ltd.	73,600	555,354
#*	MedPeer, Inc.	30,700	521,358
	Menicon Co., Ltd.	186,000	4,111,375
	Miraca Holdings, Inc.	413,600	10,068,684
	Mizuho Medy Co., Ltd.	27,400	607,974
	Mochida Pharmaceutical Co., Ltd.	99,799	7,890,029
	N Field Co., Ltd.	97,500	1,489,242
	Nagaileben Co., Ltd.	7,300	163,524
	Nakanishi, Inc.	283,300	6,628,051
	ND Software Co., Ltd.	9,600	107,316
	NichiiGakkan Co., Ltd.	302,500	2,817,605
#	Nichi-iko Pharmaceutical Co., Ltd.	331,550	4,516,441
	Nikkiso Co., Ltd.	472,400	5,485,052
	Nippon Chemiphar Co., Ltd.	17,100	629,529
	Nipro Corp.	667,500	8,500,090
	Nissui Pharmaceutical Co., Ltd.	83,900	928,498
	Paramount Bed Holdings Co., Ltd.	140,000	5,890,491
	Rion Co., Ltd.	69,700	1,392,494
	Sawai Pharmaceutical Co., Ltd.	130,000	6,589,964
#	Seed Co., Ltd.	106,200	1,640,646
	Seikagaku Corp.	145,700	2,159,476
#*	Shin Nippon Biomedical Laboratories, Ltd.	160,600	713,831
	Ship Healthcare Holdings, Inc.	292,000	10,557,506
	Shofu, Inc.	68,000	778,060
	Software Service, Inc.	25,100	1,895,965
	Solasto Corp.	368,200	3,885,660
	St-Care Holding Corp.	86,000	457,761
	Techno Medica Co., Ltd.	31,200	574,107
#	Toho Holdings Co., Ltd.	367,200	9,619,560
	Tokai Corp.	149,300	3,007,305
	Torii Pharmaceutical Co., Ltd.	114,500	2,526,424
	Towa Pharmaceutical Co., Ltd.	65,000	4,996,545
	Tsukui Corp.	419,300	3,599,498
	Uchiyama Holdings Co., Ltd.	26,400	113,358
	UNIMAT Retirement Community Co., Ltd.	24,500	388,372
#	Value HR Co., Ltd.	22,500	423,903
#	Vital KSK Holdings, Inc.	336,200	3,502,545
#	Wakamoto Pharmaceutical Co., Ltd.	112,300	266,410
	WIN-Partners Co., Ltd.	124,400	1,253,251
TOTAL HEALTHCARE			204,700,860

100

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
INDUSTRIALS — (27.2%)
	A&A Material Corp.	26,000	$241,960
#	Abist Co., Ltd.	22,400	734,915
	ACKG, Ltd.	3,900	70,441
#	Advan Co., Ltd.	183,900	1,855,214
#	Advanex, Inc.	22,099	382,799
	Aeon Delight Co., Ltd.	161,600	5,395,444
#	Aichi Corp.	271,800	1,612,639
	Aida Engineering, Ltd.	378,900	3,117,841
	Airtech Japan, Ltd.	22,000	141,086
	AIT Corp.	72,800	683,528
#	Ajis Co., Ltd.	30,700	971,607
#	Alconix Corp.	167,700	1,915,166
	Alinco, Inc.	99,200	897,786
	Alps Logistics Co., Ltd.	116,800	891,913
#	Altech Co., Ltd.	10,900	26,400
	Altech Corp.	117,900	2,359,385
	Anest Iwata Corp.	238,000	2,268,067
#*	Arrk Corp.	626,700	555,918
	Asahi Diamond Industrial Co., Ltd.	361,100	2,283,776
#	Asahi Kogyosha Co., Ltd.	30,100	874,745
	Asanuma Corp.	54,800	1,590,531
#	Asukanet Co., Ltd.	73,200	829,010
	Asunaro Aoki Construction Co., Ltd.	138,400	1,232,029
	Bando Chemical Industries, Ltd.	258,600	2,991,343
	BayCurrent Consulting, Inc.	98,200	2,008,359
	Bell System24 Holdings, Inc.	251,800	3,326,047
	Benefit One, Inc.	50,400	1,299,150
#	Br Holdings Corp.	201,400	765,692
#	Bunka Shutter Co., Ltd.	425,100	2,978,669
	Canare Electric Co., Ltd.	24,200	432,308
#	Career Co., Ltd.	16,400	217,772
	Career Design Center Co., Ltd.	38,200	521,418
	Central Glass Co., Ltd.	242,800	5,249,309
	Central Security Patrols Co., Ltd.	4,600	215,981
#	Chilled & Frozen Logistics Holdings Co., Ltd.	104,200	1,195,628
	Chiyoda Corp.	658,300	3,275,666
	Chiyoda Integre Co., Ltd.	85,600	1,718,939
	Chodai Co., Ltd.	3,900	29,548
	Chudenko Corp.	216,800	4,565,265
	Chugai Ro Co., Ltd.	45,100	960,848
	Chuo Warehouse Co., Ltd.	8,800	84,454
#	CKD Corp.	373,800	4,300,992
	CMC Corp.	14,600	275,748
	Comany, Inc.	4,700	57,850
	Cosel Co., Ltd.	174,000	1,790,279
#	Creek & River Co., Ltd.	80,900	746,304
	CTI Engineering Co., Ltd.	83,400	1,115,833
	CTS Co., Ltd.	195,500	1,052,317
	Dai-Dan Co., Ltd.	112,700	2,650,573
	Daido Kogyo Co., Ltd.	45,400	430,065
	Daihatsu Diesel Manufacturing Co., Ltd.	121,500	719,121
	Daihen Corp.	152,400	3,572,272
	Daiho Corp.	128,600	3,539,934
	Dai-Ichi Cutter Kogyo K.K.	28,500	565,474
	Daiichi Jitsugyo Co., Ltd.	66,600	2,201,862
	Daiichi Kensetsu Corp.	23,300	345,426
#	Daiki Axis Co., Ltd.	50,400	583,222

101

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
INDUSTRIALS — (Continued)
*	Daikokuya Holdings Co., Ltd.	138,700	$60,142
	Daiohs Corp.	16,600	193,936
	Daiseki Co., Ltd.	275,863	6,519,812
#	Daiseki Eco. Solution Co., Ltd.	46,559	373,172
	Daisue Construction Co., Ltd.	59,100	638,400
	Daiwa Industries, Ltd.	232,000	2,440,966
	Denyo Co., Ltd.	124,600	1,880,079
#	DMG Mori Co., Ltd.	301,000	4,342,878
	DMW Corp.	4,800	93,527
	Duskin Co., Ltd.	311,100	7,076,066
	Ebara Jitsugyo Co., Ltd.	42,700	712,232
	EF-ON, Inc.	110,520	1,060,973
	Eidai Co., Ltd.	152,000	633,135
#*	EnBio Holdings, Inc.	20,900	161,762
	Endo Lighting Corp.	17,200	119,108
#*	Enshu, Ltd.	36,099	467,787
#	EPCO Co., Ltd.	29,500	275,537
	ERI Holdings Co., Ltd.	1,500	12,851
#	Escrow Agent Japan, Inc.	182,500	762,372
	F&M Co., Ltd.	40,500	413,112
#*	FDK Corp.	66,298	666,564
#	Freund Corp.	86,600	673,443
	Fudo Tetra Corp.	125,780	1,913,531
#	Fuji Corp.	451,500	6,292,962
	Fuji Die Co., Ltd.	61,100	444,135
	Fuji Furukawa Engineering & Construction Co., Ltd.	1,200	20,989
	Fujikura, Ltd.	1,801,600	7,771,775
	Fujimak Corp.	12,600	111,034
#	Fujisash Co., Ltd.	677,400	570,148
	Fujitec Co., Ltd.	474,000	5,164,322
	Fukuda Corp.	77,200	3,177,938
	Fukushima Industries Corp.	91,700	4,177,007
	Fukuvi Chemical Industry Co., Ltd.	10,600	63,657
	Fukuyama Transporting Co., Ltd.	110,557	4,284,035
	FULLCAST Holdings Co., Ltd.	146,300	2,749,473
	Funai Soken Holdings, Inc.	280,270	5,926,313
#	Furukawa Co., Ltd.	238,400	2,947,603
	Furusato Industries, Ltd.	66,800	1,073,900
	Futaba Corp.	246,500	3,853,583
	G Three Holdings Corp.	12,600	9,173
	Gakujo Co., Ltd.	27,600	363,088
	Gecoss Corp.	102,800	980,026
#	Giken, Ltd.	120,600	4,062,986
	Glory, Ltd.	214,655	4,998,536
#	Grace Technology, Inc.	54,300	1,320,356
	GS Yuasa Corp.	417,599	8,572,136
	Hamakyorex Co., Ltd.	123,100	3,974,764
	Hanwa Co., Ltd.	255,300	8,360,820
	Hashimoto Sogyo Holdings Co., Ltd.	2,700	31,714
	Hazama Ando Corp.	1,328,800	9,175,851
#	Helios Techno Holdings Co., Ltd.	132,800	920,352
	Hibiya Engineering, Ltd.	144,700	2,388,420
	Hirakawa Hewtech Corp.	85,600	1,184,372
#	Hirano Tecseed Co., Ltd.	75,900	1,228,566
#	Hirata Corp.	62,400	3,847,545
	Hisaka Works, Ltd.	163,300	1,561,668
	Hitachi Zosen Corp.	1,236,079	4,697,608

102

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
INDUSTRIALS — (Continued)
#	Hito Communications, Inc.	53,900	$953,438
#	Hoden Seimitsu Kako Kenkyusho Co., Ltd.	35,600	391,931
	Hokuetsu Industries Co., Ltd.	161,100	1,562,641
	Hokuriku Electrical Construction Co., Ltd.	80,100	718,925
#	Hosokawa Micron Corp.	51,800	2,511,945
#	Howa Machinery, Ltd.	59,000	416,614
#	HyAS&Co, Inc.	30,100	91,829
	Ichikawa Co., Ltd.	1,000	13,854
#	Ichiken Co., Ltd.	35,400	690,398
	Ichinen Holdings Co., Ltd.	149,500	1,810,391
#	Idec Corp.	217,900	3,953,187
	Ihara Science Corp.	49,100	864,766
	Iino Kaiun Kaisha, Ltd.	650,500	2,854,658
	Inaba Denki Sangyo Co., Ltd.	179,100	7,211,092
	Inaba Seisakusho Co., Ltd.	68,100	830,366
	Inabata & Co., Ltd.	310,800	4,152,795
#	Insource Co., Ltd.	62,300	1,113,763
	Interworks, Inc.	8,400	66,553
	Inui Global Logistics Co., Ltd.	147,680	1,310,044
	IR Japan Holdings, Ltd.	61,000	732,686
	Iseki & Co., Ltd.	135,200	2,323,425
#	Ishii Iron Works Co., Ltd.	11,000	173,396
#	Isolite Insulating Products Co., Ltd.	70,000	314,808
	Itoki Corp.	252,700	1,312,838
	Iwaki Co., Ltd.	30,400	359,352
	Iwasaki Electric Co., Ltd.	35,800	471,398
#	Iwatani Corp.	264,600	9,346,753
	JAC Recruitment Co., Ltd.	107,800	1,950,880
	Jalux, Inc.	45,800	1,142,998
#	Jamco Corp.	74,400	2,105,001
#	Japan Asia Group, Ltd.	174,400	612,396
#	Japan Elevator Service Holdings Co., Ltd.	130,600	1,857,685
	Japan Foundation Engineering Co., Ltd.	130,900	418,664
	Japan Pulp & Paper Co., Ltd.	80,800	2,969,972
	Japan Steel Works, Ltd. (The)	294,300	6,219,246
#	Japan Transcity Corp.	268,200	1,050,170
	JK Holdings Co., Ltd.	108,540	696,511
#*	JMC Corp.	10,800	332,111
	Juki Corp.	215,700	2,415,507
	Kamei Corp.	167,800	1,933,468
	Kanaden Corp.	132,400	1,378,641
	Kanagawa Chuo Kotsu Co., Ltd.	42,000	1,395,622
#	Kanamoto Co., Ltd.	205,100	6,853,559
	Kandenko Co., Ltd.	652,100	6,642,346
	Kanematsu Corp.	571,525	7,338,339
	Katakura Industries Co., Ltd.	174,800	1,886,942
	Kato Works Co., Ltd.	62,800	1,801,815
	KAWADA TECHNOLOGIES, Inc.	48,400	2,784,915
#	Kawagishi Bridge Works Co., Ltd.	11,700	351,634
	Kawanishi Warehouse Co., Ltd.	1,700	25,116
#	Kawasaki Kinkai Kisen Kaisha, Ltd.	9,599	279,042
#*	Kawasaki Kisen Kaisha, Ltd.	640,100	8,529,652
	Kawata Manufacturing Co., Ltd.	26,900	536,798
#	Keihin Co., Ltd.	24,900	326,639
	KFC, Ltd.	7,000	129,594
#*	KI Holdings Co., Ltd.	109,000	344,819
	Kimura Chemical Plants Co., Ltd.	115,200	401,797

103

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Kimura Unity Co., Ltd.	18,500	$187,983
	King Jim Co., Ltd.	103,900	843,844
#*	Kinki Sharyo Co., Ltd. (The)	26,299	529,199
	Kintetsu World Express, Inc.	271,500	4,224,104
	Kitagawa Corp.	57,700	1,354,540
	Kitano Construction Corp.	25,672	862,659
	Kito Corp.	150,500	2,275,524
	Kitz Corp.	623,900	4,971,384
#	Kobayashi Metals, Ltd.	7,900	21,916
*	Kobe Electric Railway Co., Ltd.	31,199	1,103,881
#	Kobelco Eco-Solutions Co., Ltd.	21,399	345,934
	Koike Sanso Kogyo Co., Ltd.	14,500	326,216
#	Kokusai Co., Ltd.	51,600	367,984
	Kokuyo Co., Ltd.	558,125	8,810,923
	KOMAIHALTEC, Inc.	25,700	494,503
	Komatsu Wall Industry Co., Ltd.	53,500	983,016
	Komori Corp.	388,800	4,207,536
	Kondotec, Inc.	132,700	1,203,833
	Konoike Transport Co., Ltd.	190,900	2,886,857
	Kosaido Co., Ltd.	212,900	864,935
#	Kozo Keikaku Engineering, Inc.	21,600	407,745
	KRS Corp.	45,700	1,028,910
	Kumagai Gumi Co., Ltd.	264,200	6,900,467
#	Kuroda Precision Industries, Ltd.	16,300	266,046
	Kyodo Printing Co., Ltd.	54,000	1,355,831
	Kyokuto Boeki Kaisha, Ltd.	46,000	813,045
	Kyokuto Kaihatsu Kogyo Co., Ltd.	235,200	3,357,698
	Kyoritsu Printing Co., Ltd.	199,200	455,352
#	Like Co., Ltd.	69,000	1,009,450
#	Link And Motivation, Inc.	249,100	2,448,513
	Lonseal Corp.	13,900	232,266
	Luckland Co., Ltd.	25,600	671,735
	Maeda Corp.	485,400	5,484,855
	Maeda Kosen Co., Ltd.	151,400	2,931,419
	Maeda Road Construction Co., Ltd.	460,200	8,382,048
#	Maezawa Industries, Inc.	25,300	90,103
	Maezawa Kasei Industries Co., Ltd.	95,100	946,328
	Maezawa Kyuso Industries Co., Ltd.	74,400	1,200,106
	Makino Milling Machine Co., Ltd.	159,900	6,085,478
	Marubeni Construction Material Lease Co., Ltd.	3,900	75,321
	Marufuji Sheet Piling Co., Ltd.	11,800	261,153
	Maruka Machinery Co., Ltd.	42,900	902,011
#	Marumae Co., Ltd.	47,000	318,585
#	Maruwa Unyu Kikan Co., Ltd.	79,900	2,555,623
	Maruyama Manufacturing Co., Inc.	27,900	404,134
	Maruzen Co., Ltd.	66,600	1,347,386
	Maruzen Showa Unyu Co., Ltd.	73,800	1,951,622
	Matching Service Japan Co., Ltd.	58,000	856,340
	Matsuda Sangyo Co., Ltd.	102,182	1,268,627
	Matsui Construction Co., Ltd.	140,300	1,025,981
	Max Co., Ltd.	206,800	2,784,125
	Meidensha Corp.	271,410	3,845,034
	Meiji Electric Industries Co., Ltd.	51,600	944,451
#	Meiji Shipping Co., Ltd.	111,000	374,753
	Meisei Industrial Co., Ltd.	295,100	2,230,332
	Meitec Corp.	191,500	8,022,437
	Meiwa Corp.	173,800	668,199

104

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
INDUSTRIALS — (Continued)
#	Mesco, Inc.	29,800	$315,166
	METAWATER Co., Ltd.	43,100	1,105,179
#	Mie Kotsu Group Holdings, Inc.	370,300	1,719,158
#	Mirait Holdings Corp.	438,355	7,078,027
#	Mitani Corp.	73,800	3,520,508
	Mitani Sangyo Co., Ltd.	126,800	361,693
	Mitsubishi Kakoki Kaisha, Ltd.	42,100	625,078
	Mitsubishi Logisnext Co., Ltd.	214,200	2,546,832
#	Mitsubishi Logistics Corp.	109,700	2,514,923
	Mitsubishi Pencil Co., Ltd.	248,800	4,336,694
	Mitsuboshi Belting, Ltd.	159,500	3,918,385
*	Mitsui E&S Holdings Co., Ltd.	563,200	9,457,332
	Mitsui Matsushima Holdings Co., Ltd.	65,700	1,030,049
*	Mitsui-Soko Holdings Co., Ltd.	167,200	2,581,489
#	Mitsumura Printing Co., Ltd.	9,300	193,334
	Miyaji Engineering Group, Inc.	46,517	1,121,265
#	Mori-Gumi Co., Ltd.	69,500	211,405
	Morita Holdings Corp.	210,200	4,002,339
#	Musashi Co., Ltd.	5,000	100,966
	NAC Co., Ltd.	84,100	815,269
#	Nachi-Fujikoshi Corp.	126,200	5,139,860
#	Nadex Co., Ltd.	40,600	383,067
	Nagase & Co., Ltd.	493,700	7,754,582
	Naigai Trans Line, Ltd.	42,000	602,926
	Nakabayashi Co., Ltd.	105,900	591,192
	Nakakita Seisakusho Co., Ltd.	3,700	100,897
	Nakamoto Packs Co., Ltd.	37,100	605,835
#*	Nakamura Choukou Co., Ltd.	31,000	378,361
	Nakanishi Manufacturing Co., Ltd.	5,700	60,849
	Nakano Corp.	108,100	621,721
#	Namura Shipbuilding Co., Ltd.	384,428	1,708,376
	Narasaki Sangyo Co., Ltd.	25,400	434,383
	Nexyz Group Corp.	53,500	922,673
	Nichias Corp.	440,500	9,598,574
	Nichiban Co., Ltd.	78,100	1,517,196
	Nichiden Corp.	97,400	1,579,823
	Nichiha Corp.	196,280	4,334,668
	Nichireki Co., Ltd.	184,800	1,692,798
#	Nihon Dengi Co., Ltd.	30,200	795,376
	Nihon Flush Co., Ltd.	69,500	1,331,759
	Nikkato Corp.	57,200	580,894
	Nikko Co., Ltd.	36,700	804,889
	Nikkon Holdings Co., Ltd.	436,100	10,538,138
	Nippi, Inc.	11,900	322,821
	Nippo Corp.	114,600	1,878,891
	Nippon Air Conditioning Services Co., Ltd.	202,100	1,383,780
#	Nippon Aqua Co., Ltd.	108,500	347,201
#	Nippon Carbon Co., Ltd.	75,000	4,241,216
	Nippon Concept Corp.	38,900	390,470
	Nippon Densetsu Kogyo Co., Ltd.	251,400	5,083,362
	Nippon Dry-Chemical Co., Ltd.	1,800	20,626
#	Nippon Filcon Co., Ltd.	20,500	105,357
	Nippon Hume Corp.	159,300	1,279,456
	Nippon Kanzai Co., Ltd.	82,100	1,498,563
	Nippon Koei Co., Ltd.	87,900	1,978,603
	Nippon Parking Development Co., Ltd.	1,538,900	2,157,255
	Nippon Rietec Co., Ltd.	9,300	120,886

105

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Nippon Road Co., Ltd. (The)	49,300	$2,724,912
#	Nippon Seisen Co., Ltd.	23,500	723,249
#*	Nippon Sharyo, Ltd.	51,499	1,354,168
#	Nippon Sheet Glass Co., Ltd.	676,600	5,724,274
	Nippon Steel & Sumikin Bussan Corp.	108,460	4,724,209
	Nippon Thompson Co., Ltd.	462,800	2,676,323
#	Nippon Tungsten Co., Ltd.	6,699	143,223
	Nishimatsu Construction Co., Ltd.	392,400	9,147,000
#	Nishi-Nippon Railroad Co., Ltd.	407,700	10,087,015
	Nishio Rent All Co., Ltd.	127,400	4,105,049
#	Nissei ASB Machine Co., Ltd.	60,500	2,027,384
	Nissei Corp.	38,900	418,789
	Nissei Plastic Industrial Co., Ltd.	175,800	1,635,206
	Nisshinbo Holdings, Inc.	1,109,780	12,217,161
	Nissin Corp.	108,200	2,079,470
#	Nissin Electric Co., Ltd.	404,400	3,303,829
	Nitta Corp.	147,100	5,338,913
	Nitto Boseki Co., Ltd.	203,100	4,012,928
	Nitto Kogyo Corp.	190,100	3,310,836
	Nitto Kohki Co., Ltd.	78,000	1,624,713
	Nitto Seiko Co., Ltd.	223,700	1,235,932
#	Nittoc Construction Co., Ltd.	192,700	1,258,900
	Nittoku Engineering Co., Ltd.	109,000	2,889,906
	NJS Co., Ltd.	42,800	666,155
#	nms Holdings Co.	72,900	338,859
	Noda Corp.	145,800	1,337,293
	Nomura Co., Ltd.	292,100	6,633,846
	Noritake Co., Ltd.	75,800	3,784,600
	Noritz Corp.	209,100	3,036,308
	NS Tool Co., Ltd.	59,500	1,402,392
	NS United Kaiun Kaisha, Ltd.	66,600	1,624,303
#	NTN Corp.	683,400	2,499,630
	Obara Group, Inc.	86,000	3,381,186
	Ochi Holdings Co., Ltd.	6,300	69,725
#	Odawara Engineering Co., Ltd.	6,500	125,387
	Odelic Co., Ltd.	26,800	987,798
#	Ohba Co., Ltd.	88,400	536,211
	Ohmoto Gumi Co., Ltd.	4,100	176,534
	Oiles Corp.	168,070	3,086,174
	Okabe Co., Ltd.	284,800	2,531,875
	Okada Aiyon Corp.	43,200	620,999
#	Okamoto Machine Tool Works, Ltd.	26,799	738,142
	Okamura Corp.	485,000	6,611,113
#	OKK Corp.	28,700	268,837
	OKUMA Corp.	178,900	8,932,577
	Okumura Corp.	223,280	7,046,765
#	Onoken Co., Ltd.	127,300	1,856,904
	Organo Corp.	53,300	1,481,029
	Origin Electric Co., Ltd.	25,800	368,569
	OSG Corp.	421,100	8,689,012
	OSJB Holdings Corp.	997,200	2,519,047
#	Outsourcing, Inc.	429,100	5,438,715
	Oyo Corp.	171,900	1,961,356
#	Paraca, Inc.	37,000	674,402
	Parker Corp.	34,000	172,263
#*	Pasco Corp.	27,400	283,455
	Pasona Group, Inc.	131,800	1,603,477
106

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
INDUSTRIALS — (Continued)
#	Pegasus Sewing Machine Manufacturing Co., Ltd.	149,200	$1,048,421
	Penta-Ocean Construction Co., Ltd.	2,073,400	12,404,450
#*	Phil Co., Inc.	22,100	785,399
	Pilot Corp.	51,000	2,817,147
	Prestige International, Inc.	361,500	4,115,489
	Pronexus, Inc.	125,000	1,214,796
#	PS Mitsubishi Construction Co., Ltd.	230,100	1,279,275
	Punch Industry Co., Ltd.	126,700	722,828
	Quick Co., Ltd.	76,900	1,238,571
	Raito Kogyo Co., Ltd.	353,200	4,770,896
	Rasa Corp.	61,500	509,834
#*	Refinverse, Inc.	15,900	172,673
	Relia, Inc.	207,800	2,294,888
	Rheon Automatic Machinery Co., Ltd.	145,400	2,485,852
#	Rix Corp.	17,100	239,197
#*	Rozetta Corp.	38,800	652,407
	Ryobi, Ltd.	183,640	5,330,392
#	S LINE Co., Ltd.	23,800	253,829
	Sakai Heavy Industries, Ltd.	24,500	723,607
	Sakai Moving Service Co., Ltd.	79,400	4,097,016
#*	Sanix, Inc.	222,500	474,287
	Sanki Engineering Co., Ltd.	339,100	3,323,366
#	Sanko Gosei, Ltd.	139,300	485,597
#	Sanko Metal Industrial Co., Ltd.	16,700	449,308
	Sankyo Tateyama, Inc.	210,500	2,368,501
#	Sanoyas Holdings Corp.	159,500	317,980
#	Sansei Technologies, Inc.	77,700	1,069,135
#	Sansha Electric Manufacturing Co., Ltd.	73,000	710,200
	Sanyo Denki Co., Ltd.	16,500	674,784
	Sanyo Engineering & Construction, Inc.	78,500	441,151
	Sanyo Industries, Ltd.	9,900	179,596
	Sanyo Trading Co., Ltd.	81,700	1,281,647
#	Sata Construction Co., Ltd.	91,299	332,364
	Sato Holdings Corp.	196,300	5,800,806
	Sato Shoji Corp.	90,200	865,610
	Sawafuji Electric Co., Ltd.	1,900	34,300
	SBS Holdings, Inc.	147,000	1,860,668
#	Secom Joshinetsu Co., Ltd.	32,000	959,752
	Seibu Electric & Machinery Co., Ltd.	5,000	51,520
#	Seika Corp.	67,000	1,057,821
*	Seikitokyu Kogyo Co., Ltd.	205,730	1,173,697
	Sekisui Jushi Corp.	204,200	3,705,720
	Senko Group Holdings Co., Ltd.	799,900	6,216,564
#	Senshu Electric Co., Ltd.	58,600	1,353,570
	Shibusawa Warehouse Co., Ltd. (The)	63,100	891,034
	Shibuya Corp.	110,500	3,713,448
	Shima Seiki Manufacturing, Ltd.	45,300	1,221,472
	Shin Nippon Air Technologies Co., Ltd.	100,280	1,583,912
#	Shin-Keisei Electric Railway Co., Ltd.	41,099	779,131
	Shinmaywa Industries, Ltd.	638,600	7,862,025
	Shinnihon Corp.	197,100	1,867,413
	Shinsho Corp.	37,300	917,665
	Shinwa Co., Ltd.	66,100	1,300,519
*	Shoko Co., Ltd.	44,400	319,892
#	Showa Aircraft Industry Co., Ltd.	48,937	570,881
#	SIGMAXYZ, Inc.	123,800	1,147,292
#	Sinfonia Technology Co., Ltd.	167,200	2,186,541

107

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Sinko Industries, Ltd.	142,200	$2,032,774
	Sintokogio, Ltd.	322,200	2,775,876
	SMS Co., Ltd.	490,700	8,230,204
	Soda Nikka Co., Ltd.	126,500	723,504
#	Sodick Co., Ltd.	322,900	2,432,450
#	Space Co., Ltd.	100,062	1,112,783
#	S-Pool, Inc.	73,100	981,189
	Srg Takamiya Co., Ltd.	135,200	790,005
#	Star Micronics Co., Ltd.	261,900	3,720,414
#	Subaru Enterprise Co., Ltd.	8,500	398,641
	Sugimoto & Co., Ltd.	70,500	1,219,624
#	Sumiseki Holdings, Inc.	427,300	462,779
	Sumitomo Densetsu Co., Ltd.	129,500	2,050,030
	Sumitomo Mitsui Construction Co., Ltd.	1,242,640	7,795,564
	Sumitomo Precision Products Co., Ltd.	20,684	671,321
	Sumitomo Warehouse Co., Ltd. (The)	431,700	5,061,330
	Suzumo Machinery Co., Ltd.	2,200	28,937
	SWCC Showa Holdings Co., Ltd.	98,700	614,032
#	Tacmina Corp.	14,200	200,587
	Tadano, Ltd.	519,800	5,568,406
	Taihei Dengyo Kaisha, Ltd.	119,600	2,818,081
	Taiheiyo Kouhatsu, Inc.	44,200	355,415
	Taikisha, Ltd.	170,500	4,811,274
	Taisei Oncho Co., Ltd.	13,300	243,311
	Takadakiko Co., Ltd.	7,500	182,760
	Takagi Seiko Corp.	5,200	64,865
	Takamatsu Construction Group Co., Ltd.	102,300	2,615,663
	Takamatsu Machinery Co., Ltd.	41,800	370,390
	Takano Co., Ltd.	58,700	455,421
	Takaoka Toko Co., Ltd.	53,420	766,998
#	Takara Printing Co., Ltd.	28,155	443,507
	Takara Standard Co., Ltd.	259,900	4,013,014
	Takasago Thermal Engineering Co., Ltd.	341,800	5,840,548
#	Takashima & Co., Ltd.	26,600	459,325
	Takeei Corp.	162,900	1,034,971
	Takeuchi Manufacturing Co., Ltd.	258,000	5,335,988
	Takigami Steel Construction Co., Ltd. (The)	5,300	230,026
	Takisawa Machine Tool Co., Ltd.	45,100	626,614
	Takuma Co., Ltd.	507,200	6,464,962
#	TANABE ENGINEERING Corp.	41,000	293,801
	Tanseisha Co., Ltd.	275,949	2,809,481
	Tatsuta Electric Wire and Cable Co., Ltd.	313,500	1,385,838
	TECHNO ASSOCIE Co., Ltd.	56,800	584,354
	Techno Ryowa, Ltd.	71,390	543,848
#	Techno Smart Corp.	60,000	415,011
	TechnoPro Holdings, Inc.	107,700	5,610,824
	Teikoku Electric Manufacturing Co., Ltd.	134,300	1,928,725
	Teikoku Sen-I Co., Ltd.	141,000	3,095,930
	Tekken Corp.	99,400	2,481,750
#	Tenox Corp.	22,500	183,337
	Teraoka Seisakusho Co., Ltd.	78,800	386,483
	Terasaki Electric Co., Ltd.	24,400	235,398
	Toa Corp. (6894508)	112,500	1,883,440
	TOA ROAD Corp.	26,600	850,050
#	Toba, Inc.	9,500	242,482
	Tobishima Corp.	148,170	2,258,931
	Tocalo Co., Ltd.	454,400	3,954,262

108

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Toenec Corp.	56,400	$1,629,328
#	Togami Electric Manufacturing Co., Ltd.	17,800	227,894
	TOKAI Holdings Corp.	680,500	5,685,785
	Tokai Lease Co., Ltd.	19,300	339,425
	Tokyo Energy & Systems, Inc.	185,400	1,610,431
#	Tokyo Keiki, Inc.	62,222	581,416
	Tokyo Sangyo Co., Ltd.	142,300	782,675
	Tokyu Construction Co., Ltd.	604,400	5,467,231
	Toli Corp.	279,900	731,322
	Tomoe Corp.	133,000	517,853
#	Tomoe Engineering Co., Ltd.	56,800	1,100,600
	Tonami Holdings Co., Ltd.	40,900	2,269,824
	Toppan Forms Co., Ltd.	344,500	3,131,619
#	Torishima Pump Manufacturing Co., Ltd.	140,100	1,153,141
	Toshiba Machine Co., Ltd.	157,200	2,976,956
	Toshiba Plant Systems & Services Corp.	272,950	5,579,210
#	Tosho Printing Co., Ltd.	161,299	1,298,091
	Totech Corp.	57,000	1,587,044
	Totetsu Kogyo Co., Ltd.	175,500	4,331,582
	Totoku Electric Co., Ltd.	20,900	365,681
	Toyo Construction Co., Ltd.	589,600	2,414,488
#	Toyo Denki Seizo K.K.	39,850	565,506
#*	Toyo Engineering Corp.	228,778	1,844,029
	Toyo Logistics Co., Ltd.	80,800	222,827
	Toyo Machinery & Metal Co., Ltd.	120,500	660,404
	Toyo Tanso Co., Ltd.	77,200	2,011,419
#	Toyo Wharf & Warehouse Co., Ltd.	41,300	570,452
	Trancom Co., Ltd.	54,400	3,114,842
#	Trinity Industrial Corp.	36,000	193,837
#	Trusco Nakayama Corp.	335,300	8,460,218
	Trust Tech, Inc.	71,500	2,176,793
	Tsubaki Nakashima Co., Ltd.	320,800	5,899,776
	Tsubakimoto Chain Co.	186,740	7,170,141
	Tsubakimoto Kogyo Co., Ltd.	29,400	827,395
#*	Tsudakoma Corp.	31,998	586,993
	Tsugami Corp.	375,000	3,361,438
	Tsukishima Kikai Co., Ltd.	202,200	2,387,115
	Tsurumi Manufacturing Co., Ltd.	133,000	2,372,941
	Uchida Yoko Co., Ltd.	59,400	1,447,860
	Ueki Corp.	34,800	752,077
	Union Tool Co.	58,000	1,997,795
	Ushio, Inc.	787,200	9,497,959
#*	UT Group Co., Ltd.	181,600	5,477,499
	Utoc Corp.	102,200	493,036
	Wakachiku Construction Co., Ltd.	105,200	1,384,737
	Wakita & Co., Ltd.	285,900	3,081,296
	WDB Holdings Co., Ltd.	63,800	1,780,928
	Weathernews, Inc.	42,800	1,260,624
#	Will Group, Inc.	107,900	922,954
	World Holdings Co., Ltd.	54,900	1,327,876
	Yahagi Construction Co., Ltd.	200,200	1,438,481
	YAMABIKO Corp.	250,928	2,696,150
#	YAMADA Consulting Group Co., Ltd.	77,100	1,785,828
#	Yamashina Corp.	208,800	152,530
	Yamato Corp.	117,000	676,811
#	Yamaura Corp.	55,000	421,538
	Yamazen Corp.	431,200	4,719,450

109

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Yasuda Logistics Corp.	122,200	$940,009
	Yokogawa Bridge Holdings Corp.	221,100	3,586,857
#	Yondenko Corp.	28,060	638,491
	Yuasa Trading Co., Ltd.	117,500	3,854,532
	Yuken Kogyo Co., Ltd.	24,000	449,023
#	Yumeshin Holdings Co., Ltd.	316,400	2,704,404
	Yurtec Corp.	274,700	2,069,620
	Zaoh Co., Ltd.	21,500	271,749
#	Zenitaka Corp. (The)	19,300	952,304
	Zuiko Corp.	29,000	777,311
TOTAL INDUSTRIALS			1,094,861,970

INFORMATION TECHNOLOGY — (12.4%)
#	A&D Co., Ltd.	128,700	934,374
#*	Access Co., Ltd.	224,000	1,977,191
	Ad-sol Nissin Corp.	47,900	908,927
#	Adtec Plasma Technology Co., Ltd.	42,400	435,411
	AGS Corp.	11,600	77,712
	Ai Holdings Corp.	277,300	5,289,568
	Aichi Tokei Denki Co., Ltd.	19,900	729,779
	Aiphone Co., Ltd.	74,900	974,282
#*	Allied Telesis Holdings KK	486,100	466,638
	Alpha Systems, Inc.	57,660	1,372,917
	Amano Corp.	438,200	9,317,651
	AOI Electronic Co., Ltd.	31,400	1,018,657
#*	Apic Yamada Corp.	71,800	147,862
	Argo Graphics, Inc.	62,500	2,368,058
	Arisawa Manufacturing Co., Ltd.	200,900	1,595,212
#	ArtSpark Holdings, Inc.	53,700	530,541
	Asahi Intelligence Service Co., Ltd.	1,300	13,057
#	Aval Data Corp.	30,700	535,992
	Avant Corp.	50,800	694,235
#	Axell Corp.	44,900	241,002
	Azia Co., Ltd.	14,300	167,921
#	Billing System Corp.	15,900	1,016,350
#*	BrainPad, Inc.	34,400	1,575,065
#	Broadleaf Co., Ltd.	671,900	3,880,186
	Business Brain Showa-Ota, Inc.	8,100	160,076
	CAC Holdings Corp.	97,600	869,639
	Canon Electronics, Inc.	144,300	2,637,101
#	Capital Asset Planning, Inc.	10,600	326,341
	CDS Co., Ltd.	13,200	143,937
#*	Change, Inc.	10,100	424,557
	Chino Corp.	47,400	539,662
	Citizen Watch Co., Ltd.	1,367,100	7,868,973
	CMK Corp.	373,100	2,391,473
	Computer Engineering & Consulting, Ltd.	176,000	3,786,819
	Computer Institute of Japan, Ltd.	111,900	745,570
	Comture Corp.	77,600	2,364,084
	CONEXIO Corp.	116,700	1,683,810
#	Core Corp.	47,700	571,587
#	Cresco, Ltd.	44,500	1,256,776
	Cube System, Inc.	55,200	421,208
#	Cyber Com Co., Ltd.	6,800	104,511
	Cybernet Systems Co., Ltd.	31,000	176,504
	Cybozu, Inc.	173,700	1,105,709

110

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Dai-ichi Seiko Co., Ltd.	67,700	$854,821
#	Daiko Denshi Tsushin, Ltd.	40,000	254,669
	Daishinku Corp.	66,899	660,529
	Daitron Co., Ltd.	66,000	1,131,922
	Daiwabo Holdings Co., Ltd.	125,500	7,404,339
	Denki Kogyo Co., Ltd.	74,900	1,914,940
	Densan System Co., Ltd.	44,300	859,140
#	Dexerials Corp.	439,200	3,770,186
#	Digital Arts, Inc.	86,200	3,942,396
#	Digital Hearts Holdings Co., Ltd.	116,200	1,442,432
#	Digital Information Technologies Corp.	66,600	865,904
#	Double Standard, Inc.	16,300	721,168
	DTS Corp.	153,000	5,315,664
#*	E-Guardian, Inc.	70,400	1,491,995
	Eizo Corp.	120,800	4,916,750
	Elecom Co., Ltd.	125,600	2,973,709
	Elematec Corp.	60,971	1,298,821
#	Enomoto Co., Ltd.	30,200	249,056
	Enplas Corp.	62,800	1,706,003
	ESPEC Corp.	143,600	2,554,098
#	Excel Co., Ltd.	50,400	859,221
#	Fenwal Controls of Japan, Ltd.	20,600	289,291
	Ferrotec Holdings Corp.	251,000	2,278,078
#*	FFRI, Inc.	31,200	974,201
#	Fixstars Corp.	151,000	1,638,036
	Forval Corp.	52,300	480,178
#*	Fronteo, Inc.	131,000	969,181
#	FTGroup Co., Ltd.	74,000	936,418
	Fuji Soft, Inc.	168,800	7,733,969
	Fujitsu Frontech, Ltd.	87,000	969,742
	Fukui Computer Holdings, Inc.	56,000	891,100
	Furuno Electric Co., Ltd.	184,300	2,185,512
	Furuya Metal Co., Ltd.	6,700	405,475
	Future Corp.	169,200	2,302,865
#	Future Innovation Group, Inc.	17,400	66,824
#	Geomatec Co., Ltd.	29,900	221,169
	GL Sciences, Inc.	42,900	582,645
	GMO Cloud K.K.	26,700	725,058
*	Gunosy, Inc.	106,500	2,808,200
	Hagiwara Electric Holdings Co., Ltd.	51,100	1,345,564
	Hakuto Co., Ltd.	98,100	1,111,372
#	Hibino Corp.	27,500	342,554
	Hioki EE Corp.	68,400	2,419,981
	Hochiki Corp.	129,700	1,589,397
#	Hokuriku Electric Industry Co., Ltd.	48,200	490,476
#	Honda Tsushin Kogyo Co., Ltd.	128,900	674,290
	Hosiden Corp.	405,700	3,729,769
*	Hotto Link, Inc.	52,400	302,412
	Ibiden Co., Ltd.	810,078	10,002,971
	Icom, Inc.	77,500	1,652,770
#	Ikegami Tsushinki Co., Ltd.	44,299	477,650
	Ines Corp.	170,000	1,983,961
	I-Net Corp.	77,390	1,117,748
	Infocom Corp.	87,300	3,270,133
#	Infomart Corp.	683,400	7,092,672
	Information Development Co., Ltd.	52,100	724,948
	Information Services International-Dentsu, Ltd.	85,900	2,954,639

111

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Innotech Corp.	118,400	$1,325,958
#	Intelligent Wave, Inc.	74,800	680,940
#	Inter Action Corp.	71,700	1,325,015
	I-O Data Device, Inc.	54,300	641,984
*	iRidge	2,300	22,492
#	Iriso Electronics Co., Ltd.	138,800	5,862,062
	ISB Corp.	27,900	587,978
#	Ishii Hyoki Co., Ltd.	31,000	233,822
#*	ITbook Holdings Co., Ltd.	106,400	486,572
	Itfor, Inc.	34,400	257,070
	ITmedia, Inc.	20,400	105,172
	Iwatsu Electric Co., Ltd.	66,600	466,031
	Japan Aviation Electronics Industry, Ltd.	344,000	4,555,231
#	Japan Cash Machine Co., Ltd.	145,500	1,433,075
#*	Japan Display, Inc.	3,630,000	3,508,616
#	Japan Electronic Materials Corp.	51,800	348,558
	Japan Material Co., Ltd.	435,100	5,111,461
	Jastec Co., Ltd.	86,100	848,285
	JBCC Holdings, Inc.	116,400	1,526,179
#*	JIG-SAW, Inc.	32,400	803,701
	Justsystems Corp.	241,700	4,957,361
	Kaga Electronics Co., Ltd.	128,300	2,873,375
	Kanematsu Electronics, Ltd.	85,500	2,627,142
	KEL Corp.	27,900	239,967
	Koa Corp.	111,500	1,543,024
#	Kyoden Co., Ltd.	150,600	739,022
	Kyosan Electric Manufacturing Co., Ltd.	311,700	1,453,658
	Kyowa Electronic Instruments Co., Ltd.	156,600	561,792
	LAC Co., Ltd.	116,300	1,824,332
	Lasertec Corp.	283,800	8,170,818
	Macnica Fuji Electronics Holdings, Inc.	356,350	5,151,675
#	Mamezou Holdings Co., Ltd.	120,600	977,699
	Marubun Corp.	112,200	772,191
#	Maruwa Co., Ltd.	65,100	3,679,121
	Maxell Holdings, Ltd.	364,400	4,643,430
	MCJ Co., Ltd.	493,700	3,930,898
#	Megachips Corp.	135,600	2,603,151
	Meiko Electronics Co., Ltd.	165,600	4,141,244
#	Micronics Japan Co., Ltd.	218,200	1,395,002
#	Mimaki Engineering Co., Ltd.	129,400	1,328,884
	Mimasu Semiconductor Industry Co., Ltd.	129,981	1,706,206
#	Miraial Co., Ltd.	48,000	436,689
	Miroku Jyoho Service Co., Ltd.	132,100	2,490,678
	Mitachi Co., Ltd.	17,900	125,885
	Mitsubishi Research Institute, Inc.	52,500	1,639,007
#	Mitsui High-Tec, Inc.	187,800	2,017,527
#	m-up, Inc.	48,100	977,056
#	Mutoh Holdings Co., Ltd.	14,600	293,928
	Nagano Keiki Co., Ltd.	94,900	789,369
#	Naigai Tec Corp.	13,100	188,882
	Nakayo, Inc.	78,000	1,069,897
	NEC Networks & System Integration Corp.	169,200	3,687,889
	NEOJAPAN, Inc.	6,300	48,845
	NET One Systems Co., Ltd.	545,000	11,410,271
	NF Corp.	18,400	348,526
	Nichicon Corp.	354,000	2,945,032
#*	Nihon Dempa Kogyo Co., Ltd.	3,900	17,018

112

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Nihon Denkei Co., Ltd.	30,100	$438,733
	Nippon Ceramic Co., Ltd.	62,200	1,524,761
	Nippon Chemi-Con Corp.	83,600	1,893,006
#	Nippon Computer Dynamics Co., Ltd.	43,600	421,669
#	Nippon Information Development Co., Ltd.	4,200	145,092
#	Nippon Kodoshi Corp.	58,100	1,313,285
	Nippon Signal Co., Ltd.	366,700	3,357,554
	Nippon Systemware Co., Ltd.	55,400	1,149,439
#	Nissha Co., Ltd.	269,500	4,385,780
	Nohmi Bosai, Ltd.	159,500	3,357,989
	Noritsu Koki Co., Ltd.	141,300	3,175,278
	NSD Co., Ltd.	266,280	5,637,632
	NuFlare Technology, Inc.	33,600	1,688,402
*	Ohizumi Mfg. Co., Ltd.	27,100	189,713
#	Okaya Electric Industries Co., Ltd.	81,500	341,321
	Oki Electric Industry Co., Ltd.	627,500	8,588,853
	ONO Sokki Co., Ltd.	37,400	247,542
#	Optex Group Co., Ltd.	243,520	4,437,050
	Oro Co., Ltd.	19,500	890,994
	Osaki Electric Co., Ltd.	315,600	2,017,089
#	Oval Corp.	35,600	85,839
#	Paltek Corp.	38,500	219,328
	PCI Holdings Inc/JP	3,600	90,400
	Poletowin Pitcrew Holdings, Inc.	108,300	2,424,190
	Pro-Ship, Inc.	18,600	412,282
#	Rakus Co., Ltd.	119,600	2,195,276
#	RECOMM Co., Ltd.	493,100	954,359
#	Remixpoint, Inc.	207,500	1,391,553
#	Renesas Easton Co., Ltd.	105,100	448,831
	Riken Keiki Co., Ltd.	114,300	2,255,995
	Riso Kagaku Corp.	134,300	2,832,516
	Roland DG Corp.	94,200	2,006,061
#	Rorze Corp.	81,000	1,387,586
	RS Technologies Co., Ltd.	40,300	1,633,758
	Ryoden Corp.	108,900	1,513,426
	Ryosan Co., Ltd.	188,800	5,432,278
	Ryoyo Electro Corp.	152,300	2,184,050
#	Saison Information Systems Co., Ltd.	23,800	270,890
#	Sakura Internet, Inc.	164,100	799,403
	Samco, Inc.	14,700	156,471
	Sanken Electric Co., Ltd.	176,200	3,887,155
	Sanshin Electronics Co., Ltd.	151,900	2,554,574
#	Satori Electric Co., Ltd.	90,680	822,956
	Saxa Holdings, Inc.	32,600	588,650
#	Scala, Inc.	118,200	1,007,370
	Seikoh Giken Co., Ltd.	14,700	233,141
	SEMITEC Corp.	5,500	285,493
#	Shibaura Electronics Co., Ltd.	56,400	2,438,999
	Shibaura Mechatronics Corp.	24,900	757,901
#*	SHIFT, Inc.	53,100	1,752,877
	Shindengen Electric Manufacturing Co., Ltd.	52,800	2,296,339
#*	Shinkawa, Ltd.	128,500	578,844
	Shinko Electric Industries Co., Ltd.	510,400	3,553,497
	Shinko Shoji Co., Ltd.	139,300	1,939,286
#	Shirai Electronics Industrial Co., Ltd.	61,600	213,094
#	Shizuki Electric Co., Inc.	129,200	803,503
#	Showa Shinku Co., Ltd.	27,800	333,947

113

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Showcase TV, Inc.	25,700	$245,524
	Sigma Koki Co., Ltd.	33,500	524,860
#	Siix Corp.	227,200	3,084,742
#	SK-Electronics Co., Ltd.	60,100	986,561
	SMK Corp.	35,199	723,258
#	Softbank Technology Corp.	72,400	1,365,164
#	Softbrain Co., Ltd.	125,200	597,484
	Softcreate Holdings Corp.	57,100	811,509
#	Soliton Systems K.K.	71,300	627,623
	Solxyz Co., Ltd.	5,900	44,095
*	So-net Media Networks Corp.	14,900	246,078
#	Soshin Electric Co., Ltd.	58,400	220,773
#	Sourcenext Corp.	260,300	3,210,775
	SRA Holdings	73,400	2,066,123
#	Sumida Corp.	195,949	2,430,199
	Sun Corp.	117,400	564,012
	Sun-Wa Technos Corp.	75,000	852,925
	Suzuden Corp.	32,300	380,062
#	Suzuki Co., Ltd.	75,000	505,107
#	System Information Co., Ltd.	45,300	616,230
	System Research Co., Ltd.	12,600	421,822
#	Systemsoft Corp.	278,600	234,689
	Systena Corp.	509,100	6,126,207
	Tachibana Eletech Co., Ltd.	124,960	1,897,003
#	Takachiho Koheki Co., Ltd.	37,400	347,168
	TAKEBISHI Corp.	53,100	737,805
	Tamura Corp.	580,200	2,966,300
#	Tazmo Co., Ltd.	49,500	436,942
	TDC Soft, Inc.	108,100	996,334
#*	Teac Corp.	81,899	196,355
	TechMatrix Corp.	119,400	2,195,875
#	Techno Horizon Holdings Co., Ltd.	76,000	328,083
	Tecnos Japan, Inc.	122,900	951,657
	Teikoku Tsushin Kogyo Co., Ltd.	55,900	599,299
*	Tera Probe, Inc.	10,800	87,568
#*	TerraSky Co., Ltd.	4,700	118,848
#	TESEC Corp.	19,400	284,551
	TKC Corp.	123,300	4,689,373
	Tokyo Electron Device, Ltd.	44,600	791,627
	Tokyo Seimitsu Co., Ltd.	283,900	6,826,965
	Tomen Devices Corp.	15,300	344,862
	Topcon Corp.	773,000	11,231,567
#	Torex Semiconductor, Ltd.	58,200	738,924
	Toshiba TEC Corp.	194,500	5,802,034
	Toukei Computer Co., Ltd.	24,310	674,235
#	Towa Corp.	161,600	1,181,005
	Toyo Corp.	165,500	1,311,608
#	Tri Chemical Laboratories, Inc.	46,000	1,870,740
#	Tsuzuki Denki Co., Ltd.	41,500	368,842
#	UKC Holdings Corp.	98,000	1,910,212
	Ulvac, Inc.	284,500	9,265,412
#	UMC Electronics Co., Ltd.	56,500	1,051,279
#	Uniden Holdings Corp.	40,600	917,675
	UNIRITA, Inc.	7,300	110,023
#	UNITED, Inc.	96,700	2,027,961
#	V Technology Co., Ltd.	34,900	4,502,770
#	VeriServe Corp.	16,200	893,967

114

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continued

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	VINX Corp.	13,200	$167,762
	Vitec Holdings Co., Ltd.	64,100	1,243,120
	Wacom Co., Ltd.	1,103,100	5,130,317
#	YAC Holdings Co., Ltd.	93,000	649,686
#	Yamaichi Electronics Co., Ltd.	173,500	1,914,948
	Yashima Denki Co., Ltd.	123,300	920,441
#	Yokowo Co., Ltd.	111,700	1,239,876
	Zuken, Inc.	111,400	1,657,887
TOTAL INFORMATION TECHNOLOGY			497,120,658

MATERIALS — (9.9%)
	Achilles Corp.	107,800	2,144,634
	ADEKA Corp.	624,400	9,250,940
	Agro-Kanesho Co., Ltd.	12,500	275,965
	Aichi Steel Corp.	80,700	2,852,783
	Arakawa Chemical Industries, Ltd.	130,100	1,827,563
	Araya Industrial Co., Ltd.	27,500	440,597
	Asahi Holdings, Inc.	220,150	4,714,287
	Asahi Printing Co., Ltd.	25,700	235,476
	ASAHI YUKIZAI Corp.	106,400	2,102,684
#	Asahipen Corp.	2,100	33,258
#	Asia Pile Holdings Corp.	207,100	1,195,093
	C Uyemura & Co., Ltd.	33,600	2,150,115
#	Carlit Holdings Co., Ltd.	149,600	1,191,671
	Chuetsu Pulp & Paper Co., Ltd.	43,400	579,390
*	Chugai Mining Co., Ltd.	1,012,400	179,986
#	Chugoku Marine Paints, Ltd.	458,300	3,681,183
	CI Takiron Corp.	330,000	1,697,183
#	CK-San-Etsu Co., Ltd.	21,200	566,258
	Dai Nippon Toryo Co., Ltd.	144,400	1,458,028
	Daido Steel Co., Ltd.	133,600	5,500,381
#	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	140,400	1,378,883
	Daiken Corp.	98,800	1,809,085
#	Daiki Aluminium Industry Co., Ltd.	215,800	1,249,014
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	90,500	2,674,343
#	Daio Paper Corp.	480,200	6,225,734
	Daito Chemix Corp.	3,700	12,367
	DKS Co., Ltd.	66,200	1,451,928
	Dowa Holdings Co., Ltd.	373,500	10,870,056
	Dynapac Co., Ltd.	8,500	106,931
	Fuji Seal International, Inc.	186,500	5,657,358
	Fujikura Kasei Co., Ltd.	184,200	1,032,402
	Fujimori Kogyo Co., Ltd.	117,100	3,406,655
#	Fumakilla, Ltd.	58,901	809,932
#	Fuso Chemical Co., Ltd.	132,700	2,663,980
	Geostr Corp.	111,400	496,591
	Godo Steel, Ltd.	66,400	1,274,418
	Gun-Ei Chemical Industry Co., Ltd.	31,100	831,210
	Hakudo Co., Ltd.	44,000	693,837
	Harima Chemicals Group, Inc.	104,000	881,871
	Hodogaya Chemical Co., Ltd.	44,900	1,094,123
	Hokkan Holdings, Ltd.	52,400	865,577
	Hokko Chemical Industry Co., Ltd.	137,900	651,537
	Hokuetsu Corp.	945,899	4,518,330
	Honshu Chemical Industry Co., Ltd.	27,200	282,562

115

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
MATERIALS — (Continued)
#	Ise Chemicals Corp.	15,400	$442,645
#	Ishihara Chemical Co., Ltd.	35,500	684,751
*	Ishihara Sangyo Kaisha, Ltd.	258,650	3,087,774
	Ishizuka Glass Co., Ltd.	17,800	347,586
	Japan Pure Chemical Co., Ltd.	10,300	206,333
	JCU Corp.	166,900	3,582,352
	JSP Corp.	94,100	1,858,393
#	Kanto Denka Kogyo Co., Ltd.	330,100	2,997,781
	Katakura & Co-op Agri Corp.	21,500	230,141
#	Kawakin Holdings Co., Ltd.	23,100	77,346
#	KeePer Technical Laboratory Co., Ltd.	47,900	467,973
	KH Neochem Co., Ltd.	208,300	5,915,888
	Kimoto Co., Ltd.	247,400	489,944
	Koatsu Gas Kogyo Co., Ltd.	223,493	1,625,827
#	Kogi Corp.	5,499	80,472
	Kohsoku Corp.	72,900	671,909
	Konishi Co., Ltd.	232,600	3,259,219
#	Konoshima Chemical Co., Ltd.	41,300	261,985
	Krosaki Harima Corp.	36,900	2,440,294
#	Kumiai Chemical Industry Co., Ltd.	712,187	4,433,219
	Kunimine Industries Co., Ltd.	38,600	331,681
	Kureha Corp.	124,950	8,029,884
	Kurimoto, Ltd.	67,900	1,015,525
#	Kuriyama Holdings Corp.	50,200	779,983
#	Kyoei Steel, Ltd.	149,700	2,711,786
	Kyowa Leather Cloth Co., Ltd.	86,800	653,603
	Lintec Corp.	302,000	7,147,406
#	MEC Co., Ltd.	127,700	1,669,511
#	Mipox Corp.	58,500	232,996
	Mitani Sekisan Co., Ltd.	72,800	1,651,559
	Mitsubishi Paper Mills, Ltd.	425,300	2,194,498
	Mitsubishi Steel Manufacturing Co., Ltd.	53,500	939,220
	Mitsui Mining & Smelting Co., Ltd.	433,400	12,279,380
#	Molitec Steel Co., Ltd.	86,500	386,287
#	MORESCO Corp.	47,800	659,155
	Mory Industries, Inc.	39,300	967,915
#	Muto Seiko Co.	35,700	188,073
	Nakayama Steel Works, Ltd.	239,400	1,258,552
	Neturen Co., Ltd.	258,000	2,272,195
#*	New Japan Chemical Co., Ltd.	200,600	364,515
#	Nicca Chemical Co., Ltd.	49,300	525,821
	Nichia Steel Works, Ltd.	121,100	343,773
#	Nihon Kagaku Sangyo Co., Ltd.	90,200	1,023,160
#	Nihon Nohyaku Co., Ltd.	234,800	1,301,179
	Nihon Parkerizing Co., Ltd.	651,600	7,869,192
	Nihon Yamamura Glass Co., Ltd.	112,600	1,674,977
	Nippon Carbide Industries Co., Inc.	49,300	813,644
	Nippon Chemical Industrial Co., Ltd.	42,600	1,159,485
	Nippon Concrete Industries Co., Ltd.	302,400	814,868
#	Nippon Denko Co., Ltd.	1,006,814	2,391,331
	Nippon Fine Chemical Co., Ltd.	82,800	799,118
	Nippon Kayaku Co., Ltd.	345,900	4,116,618
	Nippon Kinzoku Co., Ltd.	26,500	340,035
#	Nippon Koshuha Steel Co., Ltd.	26,799	162,282
	Nippon Light Metal Holdings Co., Ltd.	4,216,200	8,890,260
#	Nippon Paper Industries Co., Ltd.	587,400	10,642,418
	Nippon Pillar Packing Co., Ltd.	158,800	2,126,919

116

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
MATERIALS — (Continued)
	Nippon Soda Co., Ltd.	175,500	$4,560,767
#	Nippon Yakin Kogyo Co., Ltd.	1,187,900	3,157,492
#	Nisshin Steel Co., Ltd.	344,892	4,501,736
	Nitta Gelatin, Inc.	98,800	667,735
	Nittetsu Mining Co., Ltd.	36,800	1,564,117
#	Nitto FC Co., Ltd.	121,400	843,781
	Nozawa Corp.	54,100	562,058
	Oat Agrio Co., Ltd.	21,400	541,390
#	Okamoto Industries, Inc.	76,500	3,447,599
	Okura Industrial Co., Ltd.	58,800	1,077,139
	Osaka Organic Chemical Industry, Ltd.	108,700	1,327,939
#	Osaka Soda Co., Ltd.	102,499	2,410,331
	Osaka Steel Co., Ltd.	92,500	1,638,124
#	OSAKA Titanium Technologies Co., Ltd.	147,500	2,315,589
#	Pacific Metals Co., Ltd.	117,999	3,310,898
	Pack Corp. (The)	95,600	2,736,155
#	Rasa Industries, Ltd.	55,100	906,902
	Rengo Co., Ltd.	373,700	3,257,518
	Riken Technos Corp.	248,500	1,119,578
	Sakai Chemical Industry Co., Ltd.	114,000	2,626,667
	Sakata INX Corp.	304,200	3,011,897
	Sanyo Chemical Industries, Ltd.	87,800	4,023,207
	Sanyo Special Steel Co., Ltd.	147,060	3,381,545
#	Seiko PMC Corp.	86,000	700,087
	Sekisui Plastics Co., Ltd.	176,500	1,373,509
	Shikoku Chemicals Corp.	252,900	2,582,039
	Shinagawa Refractories Co., Ltd.	43,600	1,673,926
	Shin-Etsu Polymer Co., Ltd.	336,500	2,464,229
#	Shinko Wire Co., Ltd.	18,400	208,806
	SK Kaken Co., Ltd.	1,600	678,577
	Soken Chemical & Engineering Co., Ltd.	49,800	778,205
	Stella Chemifa Corp.	82,400	2,507,647
	Sumitomo Bakelite Co., Ltd.	36,700	1,325,136
#	Sumitomo Osaka Cement Co., Ltd.	275,499	10,235,593
	Sumitomo Seika Chemicals Co., Ltd.	67,500	3,368,993
	T Hasegawa Co., Ltd.	174,900	3,105,621
	T&K Toka Co., Ltd.	143,700	1,374,628
#	Taisei Lamick Co., Ltd.	42,700	1,205,546
	Taiyo Holdings Co., Ltd.	130,100	4,648,375
	Takasago International Corp.	103,400	3,296,328
	Takemoto Yohki Co., Ltd.	24,200	576,470
#	Taki Chemical Co., Ltd.	6,400	528,535
	Tayca Corp.	128,200	2,695,683
	Tenma Corp.	128,000	2,224,102
	Toagosei Co., Ltd.	795,100	8,164,289
#	Toda Kogyo Corp.	24,200	571,582
	Toho Acetylene Co., Ltd.	12,700	173,107
	Toho Chemical Industry Co., Ltd.	47,000	209,203
	Toho Titanium Co., Ltd.	256,900	2,611,607
	Toho Zinc Co., Ltd.	91,999	2,940,423
	Tohoku Steel Co., Ltd.	16,300	190,777
	Tokushu Tokai Paper Co., Ltd.	68,558	2,645,757
	Tokuyama Corp.	303,398	6,784,502
	Tokyo Ohka Kogyo Co., Ltd.	263,300	7,051,911
	Tokyo Printing Ink Manufacturing Co., Ltd.	10,200	235,656
#	Tokyo Rope Manufacturing Co., Ltd.	100,300	1,028,568
	Tokyo Steel Manufacturing Co., Ltd.	845,800	6,668,781

117

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
MATERIALS — (Continued)
	Tokyo Tekko Co., Ltd.	67,400	$874,686
	Tomoegawa Co., Ltd.	33,600	370,583
	Tomoku Co., Ltd.	80,700	1,390,837
	Topy Industries, Ltd.	113,200	3,050,825
	Toyo Gosei Co., Ltd.	34,600	330,792
	Toyo Ink SC Holdings Co., Ltd.	258,200	5,991,586
	Toyobo Co., Ltd.	633,400	9,002,787
#	TYK Corp.	169,400	644,503
	UACJ Corp.	183,541	4,000,878
	Valqua, Ltd.	122,499	2,984,575
#	Vertex Corp.	47,098	507,983
	Wavelock Holdings Co., Ltd.	30,900	229,560
	Wood One Co., Ltd.	48,500	528,481
	Yamato Kogyo Co., Ltd.	305,800	8,058,995
	Yodogawa Steel Works, Ltd.	147,100	3,193,104
	Yoshicon Co., Ltd.	3,100	31,364
#	Yotai Refractories Co., Ltd.	133,300	925,597
#	Yuki Gosei Kogyo Co., Ltd.	36,200	82,574
	Yushiro Chemical Industry Co., Ltd.	73,800	927,279
TOTAL MATERIALS			399,852,186

REAL ESTATE — (1.7%)
#	AD Works Co., Ltd.	1,950,700	655,818
	Airport Facilities Co., Ltd.	146,470	780,861
	Anabuki Kosan, Inc.	4,600	122,439
	Aoyama Zaisan Networks Co., Ltd.	68,800	961,579
#	Apaman Co., Ltd.	82,200	850,834
#*	Ardepro Co., Ltd.	292,800	162,851
#	Arealink Co., Ltd.	48,600	717,331
#	B-Lot Co., Ltd.	11,000	121,075
#	Cosmos Initia Co., Ltd.	99,600	544,140
	CRE, Inc.	60,800	536,201
	Daibiru Corp.	350,900	3,537,487
#	Daikyo, Inc.	225,900	5,929,077
#	Dear Life Co., Ltd.	155,900	762,893
	Goldcrest Co., Ltd.	137,770	2,157,381
#	Good Com Asset Co., Ltd.	6,200	85,122
	Grandy House Corp.	113,800	462,186
	Heiwa Real Estate Co., Ltd.	236,600	4,382,189
	Ichigo, Inc.	997,200	3,255,711
#	Intellex Co., Ltd.	30,000	206,006
*	Japan Asset Marketing Co., Ltd.	1,649,800	1,800,599
	Japan Corporate Housing Service, Inc.	10,500	72,514
#	Japan Property Management Center Co., Ltd.	92,400	1,007,384
	Kabuki-Za Co., Ltd.	21,800	1,101,590
	Keihanshin Building Co., Ltd.	278,600	2,051,283
#*	LAND Co., Ltd.	1,824,900	179,915
	Leopalace21 Corp.	1,918,000	7,989,373
#	Mugen Estate Co., Ltd.	97,000	554,839
	Nippon Commercial Development Co., Ltd.	91,300	1,384,067
	Nisshin Fudosan Co.	232,400	1,083,473
	Prospect Co., Ltd.	3,402,000	1,148,251
	Raysum Co., Ltd.	119,100	1,466,235
#	SAMTY Co., Ltd.	128,500	1,682,285
	Sankyo Frontier Co., Ltd.	22,100	687,286
	Sansei Landic Co., Ltd.	40,600	401,579

118

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
REAL ESTATE — (Continued)
#	Shinoken Group Co., Ltd.	220,800	$1,825,725
#	Star Mica Co., Ltd.	91,300	1,247,190
	Sun Frontier Fudousan Co., Ltd.	232,900	2,377,143
#	Takara Leben Co., Ltd.	639,000	1,841,005
#	Tateru, Inc.	286,800	1,203,629
	TOC Co., Ltd.	416,650	2,838,426
	Tokyo Rakutenchi Co., Ltd.	21,500	937,036
	Tokyo Theatres Co., Inc.	50,099	597,028
	Tosei Corp.	250,000	2,285,166
#	Unizo Holdings Co., Ltd.	226,900	4,274,207
#	Urbanet Corp. Co., Ltd.	123,500	366,827
TOTAL REAL ESTATE			68,635,236

UTILITIES — (1.1%)
#*	Eneres Co., Ltd.	189,500	1,167,440
#	eRex Co., Ltd.	286,800	2,382,638
	Hiroshima Gas Co., Ltd.	330,700	1,060,569
	Hokkaido Electric Power Co., Inc.	1,406,600	8,209,330
	Hokkaido Gas Co., Ltd.	100,600	1,287,743
*	Hokuriku Electric Power Co.	935,100	8,711,001
	Hokuriku Gas Co., Ltd.	10,100	265,162
	K&O Energy Group, Inc.	107,400	1,488,332
	Nippon Gas Co., Ltd.	11,100	335,764
	Okinawa Electric Power Co., Inc. (The)	311,021	5,794,635
#*	RENOVA, Inc.	197,300	2,140,554
	Saibu Gas Co., Ltd.	221,600	4,934,958
	Shizuoka Gas Co., Ltd.	394,500	3,412,588
#	Toell Co., Ltd.	59,400	447,343
#	West Holdings Corp.	105,200	1,061,630
TOTAL UTILITIES			42,699,687
TOTAL COMMON STOCKS			3,802,673,731

RIGHTS/WARRANTS — (0.0%)
FINANCIALS — (0.0%)
*	Akatsuki Corp. Rights 12/25/18	109,000	75,349
TOTAL INVESTMENT SECURITIES			3,802,749,080

SECURITIES LENDING COLLATERAL — (5.4%)
@§	DFA Short Term Investment Fund	18,866,285	218,282,913
TOTAL INVESTMENTS — (100.0%)
(Cost $3,609,227,762)			$4,021,031,993

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

119

Summary Schedule of Portfolio Holdings
continued

Summary of the Series’ investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$116,578,489	—	$116,578,489
Consumer Discretionary	$6,321,241	706,744,934	—	713,066,175
Consumer Staples	—	303,762,350	—	303,762,350
Energy	—	29,926,156	—	29,926,156
Financials	10,103,674	321,366,290	—	331,469,964
Healthcare	—	204,700,860	—	204,700,860
Industrials	—	1,094,861,970	—	1,094,861,970
Information Technology	486,572	496,634,086	—	497,120,658
Materials	507,983	399,344,203	—	399,852,186
Real Estate	—	68,635,236	—	68,635,236
Utilities	—	42,699,687	—	42,699,687
Rights/Warrants
Financials	—	75,349	—	75,349
Securities Lending Collateral	—	218,282,913	—	218,282,913
TOTAL	$17,419,470	$4,003,612,523	—	$4,021,031,993

120

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2018

		Shares	Value»
COMMON STOCKS — (94.4%)
AUSTRALIA — (52.6%)
*	3P Learning, Ltd.	93,233	$79,303
*	88 Energy, Ltd.	604,262	7,642
	Accent Group, Ltd.	1,895,397	1,677,338
	Adacel Technologies, Ltd.	140,130	154,710
	Adairs, Ltd.	381,049	472,053
	Adelaide Brighton, Ltd.	3,004,912	12,086,193
*	Aeon Metals, Ltd.	45,332	8,865
#	Ainsworth Game Technology, Ltd.	364,227	263,964
#*	Alkane Resources, Ltd.	1,385,657	220,924
	Alliance Aviation Services, Ltd.	27,285	46,127
	ALS, Ltd.	2,494,939	14,468,701
	Altium, Ltd.	879,028	13,703,502
*	Altura Mining, Ltd.	98,208	13,996
#	AMA Group, Ltd.	1,621,708	1,047,982
#	Amaysim Australia, Ltd.	1,355,718	1,097,670
	Ansell, Ltd.	896,383	14,778,046
#	AP Eagers, Ltd.	298,855	1,555,241
	APN Property Group, Ltd.	26,661	8,516
#	Apollo Tourism & Leisure, Ltd.	146,441	146,440
	Appen, Ltd.	702,260	5,331,671
#	ARB Corp., Ltd.	606,699	7,462,547
#	Ardent Leisure Group	3,508,077	3,990,542
#	ARQ Group, Ltd.	987,156	1,533,697
	Asaleo Care, Ltd.	20,828	10,333
	Atlas Arteria, Ltd.	2,965,825	14,366,965
	AUB Group, Ltd.	325,555	3,114,227
#*	Aurelia Metals, Ltd.	1,819,536	949,642
	Ausdrill, Ltd.	2,560,609	3,121,180
	Austal, Ltd.	1,540,941	1,958,683
*	Austin Engineering, Ltd.	95,866	14,604
#*	Australian Agricultural Co., Ltd.	2,990,515	2,804,311
	Australian Finance Group, Ltd.	642,336	638,000
#	Australian Pharmaceutical Industries, Ltd.	3,178,637	3,452,614
	Australian Vintage, Ltd.	4,199,886	1,654,035
	Auswide Bank, Ltd.	102,961	378,618
#	Automotive Holdings Group, Ltd.	1,068,424	1,370,131
	Aveo Group	3,342,036	4,372,278
	AVJennings, Ltd.	7,058,528	3,026,510
*	Axsesstoday, Ltd.	20,251	23,304
#	Baby Bunting Group, Ltd.	318,497	497,096
#	Bank of Queensland, Ltd.	380,336	2,607,163
#	Bapcor, Ltd.	1,945,254	9,436,542
*	Base Resources, Ltd.	215,873	37,658
	Beach Energy, Ltd.	14,720,311	18,335,566
#*	Beadell Resources, Ltd.	7,171,491	287,026
#	Bega Cheese, Ltd.	1,467,014	6,213,677
	Bell Financial Group, Ltd.	122,493	87,728
#*	Bellamy’s Australia, Ltd.	568,208	2,925,148
#	Blackmores, Ltd.	100,980	8,707,549
*	Blue Energy, Ltd.	97,807	3,813
#	Bravura Solutions, Ltd.	659,141	1,959,341
	Breville Group, Ltd.	847,284	7,380,725
	Brickworks, Ltd.	439,516	5,262,506
#*	Bubs Australia, Ltd.	326,550	109,018
#*	Buru Energy, Ltd.	678,801	122,572
121

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
AUSTRALIA — (Continued)
#	BWX, Ltd.	335,452	$606,063
#	Cabcharge Australia, Ltd.	197,624	289,278
	Capilano Honey, Ltd.	18,636	260,566
	Capitol Health, Ltd.	2,956,003	578,358
	Capral, Ltd.	58,499	5,785
#*	Cardno, Ltd.	1,127,842	812,899
*	Carnarvon Petroleum, Ltd.	5,872,111	1,462,537
	carsales.com, Ltd.	1,702,940	14,760,322
#*	Cash Converters International, Ltd.	3,008,100	564,881
#*	Catapult Group International, Ltd.	407,428	303,706
	Cedar Woods Properties, Ltd.	396,815	1,490,306
	Centuria Capital Group	12,363	11,480
	Citadel Group, Ltd. (The)	68,921	415,472
#	Class, Ltd.	399,883	521,812
*	Clean Seas Seafood, Ltd.	1,754,602	68,255
	Cleanaway Waste Management, Ltd.	13,728,372	17,549,486
#	Clinuvel Pharmaceuticals, Ltd.	34,474	390,960
	Clover Corp., Ltd.	254,940	262,091
	Codan, Ltd.	621,597	1,323,844
#	Collection House, Ltd.	2,231,387	2,111,692
	Collins Foods, Ltd.	799,889	3,633,199
#*	Cooper Energy, Ltd.	9,007,134	2,970,173
#	Corporate Travel Management, Ltd.	587,789	8,387,889
	Costa Group Holdings, Ltd.	2,167,448	9,391,202
#	Credit Corp. Group, Ltd.	516,474	6,987,009
*	CSG, Ltd.	1,608,459	217,656
	CSR, Ltd.	3,957,955	9,928,634
*	CuDeco, Ltd.	387,893	24,200
#	Data#3, Ltd.	821,486	875,174
*	Decmil Group, Ltd.	504,340	273,535
#	Dicker Data, Ltd.	193,123	393,124
	Domain Holdings Australia, Ltd.	1,536,045	2,702,266
#	Domino’s Pizza Enterprises, Ltd.	217,005	8,317,103
	Donaco International, Ltd.	28,566	3,139
*	Doray Minerals, Ltd.	410,541	103,591
	Downer EDI, Ltd.	4,034,426	19,862,919
	DuluxGroup, Ltd.	3,101,823	16,304,563
	DWS, Ltd.	514,109	426,211
	Eclipx Group, Ltd.	2,757,791	4,744,936
	Elders, Ltd.	1,007,530	5,216,011
*	EML Payments, Ltd.	312,191	345,930
#*	Energy Resources of Australia, Ltd.	229,368	55,459
*	Energy World Corp., Ltd.	87,518	10,256
	EQT Holdings, Ltd.	93,813	1,491,703
	ERM Power, Ltd.	1,089,491	1,264,475
	Estia Health, Ltd.	1,211,553	1,756,113
	Euroz, Ltd.	101,762	90,182
	EVENT Hospitality and Entertainment, Ltd.	544,188	5,176,669
	Evolution Mining, Ltd.	1,556	3,293
	Experience Co., Ltd.	41,250	8,788
	Fairfax Media, Ltd.	19,821,806	9,020,829
#*	FAR, Ltd.	9,270,970	818,377
#	Finbar Group, Ltd.	203,868	122,873
	Fleetwood Corp., Ltd. (6341855)	338,355	533,162
	FlexiGroup, Ltd.	1,850,936	2,016,960
	Freedom Foods Group, Ltd.	40,467	145,222
#	G8 Education, Ltd.	1,927,712	2,804,991

122

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
AUSTRALIA — (Continued)
#*	Galaxy Resources, Ltd.	2,797,281	$4,364,882
#*	Galilee Energy, Ltd.	133,757	65,369
#*	Gascoyne Resources, Ltd.	428,415	42,933
#	GBST Holdings, Ltd.	178,479	215,830
#	Genworth Mortgage Insurance Australia, Ltd.	1,921,523	3,068,911
#	Global Construction Services, Ltd.	268,763	121,854
#*	Gold Road Resources, Ltd.	2,039,060	1,006,657
	GR Engineering Services, Ltd.	55,230	47,722
	GrainCorp, Ltd., Class A	1,735,655	10,146,181
	Grange Resources, Ltd.	449,866	70,638
#	Greencross, Ltd.	449,892	1,445,043
*	Greenland Minerals, Ltd.	114,047	7,037
	GUD Holdings, Ltd.	992,918	8,705,318
	GWA Group, Ltd.	2,071,266	4,050,586
#	Hansen Technologies, Ltd.	1,117,944	2,749,153
#	Harvey Norman Holdings, Ltd.	525,167	1,188,830
	Healthscope, Ltd.	5,420,705	8,132,854
#	Helloworld Travel, Ltd.	12,955	50,630
#*	Highfield Resources, Ltd.	160,730	55,428
*	Hills, Ltd.	353,244	45,111
*	Horizon Oil, Ltd.	714,889	73,152
#	HT&E, Ltd.	1,759,008	2,423,951
	HUB24, Ltd.	6,033	49,196
	IDP Education, Ltd.	580,436	3,793,923
	Iluka Resources, Ltd.	555,429	3,189,945
*	Imdex, Ltd.	2,130,372	1,735,469
#	IMF Bentham, Ltd.	1,746,477	3,659,388
*	Immutep, Ltd.	1,409,121	41,239
#*	ImpediMed, Ltd.	95,787	27,211
#	Independence Group NL	3,149,458	9,040,777
*	Infigen Energy	5,276,965	1,837,579
	Infomedia, Ltd.	2,750,806	2,181,183
#	Inghams Group, Ltd.	1,394,745	3,856,250
	Integral Diagnostics, Ltd.	27,730	53,102
#	Integrated Research, Ltd.	642,274	967,706
#	InvoCare, Ltd.	976,845	8,407,316
#	IOOF Holdings, Ltd.	2,401,762	11,616,624
#	IPH, Ltd.	915,513	3,514,658
#	IRESS, Ltd.	1,180,608	9,095,282
#	iSelect, Ltd.	96,851	44,782
#	iSentia Group, Ltd.	1,014,066	176,620
	IVE Group, Ltd.	423,171	612,342
#	Japara Healthcare, Ltd.	1,707,905	1,362,085
#	JB Hi-Fi, Ltd.	963,999	15,708,593
	Jumbo Interactive, Ltd.	221,038	1,123,737
#	Jupiter Mines, Ltd.	344,616	76,958
	K&S Corp., Ltd.	274,800	264,810
#*	Karoon Gas Australia, Ltd.	1,703,069	1,288,880
*	Kingsgate Consolidated, Ltd.	1,797,365	210,561
#	Kogan.com, Ltd.	252,050	509,244
	Lifestyle Communities, Ltd.	80,766	331,448
	Link Administration Holdings, Ltd.	2,679,433	14,278,991
#	Lovisa Holdings, Ltd.	171,471	935,251
#*	Lynas Corp., Ltd.	4,094,243	6,058,516
	MACA, Ltd.	394,191	336,322
*	Macmahon Holdings, Ltd.	4,688,396	781,595
#	Magellan Financial Group, Ltd.	417,471	7,912,388

123

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
AUSTRALIA — (Continued)
*	Mastermyne Group, Ltd.	33,023	$30,029
	MaxiTRANS Industries, Ltd.	872,413	334,050
#*	Mayne Pharma Group, Ltd.	6,757,843	5,374,340
	McMillan Shakespeare, Ltd.	489,652	5,742,748
	McPherson’s, Ltd.	470,863	465,307
	Medical Developments International, Ltd.	5,177	17,745
*	Medusa Mining, Ltd.	155,314	35,744
#*	Mesoblast, Ltd.	809,274	1,148,440
#	Metals X, Ltd.	2,181,447	721,013
#	Metcash, Ltd.	7,046,948	13,772,950
#	Michael Hill International, Ltd.	1,490,263	691,380
#	Michael Hill International, Ltd.	94,305	44,078
*	Millennium Minerals, Ltd.	1,192,555	173,930
*	Mincor Resources NL	766,120	195,941
	Mineral Resources, Ltd.	1,216,344	12,342,112
*	MMA Offshore, Ltd.	4,749,942	806,757
#	MNF Group, Ltd.	194,514	568,356
	Moelis Australia, Ltd.	19,541	70,043
#	Monadelphous Group, Ltd.	813,595	8,325,648
	Monash IVF Group, Ltd.	821,580	527,519
#	Money3 Corp., Ltd.	753,931	872,184
#	Mortgage Choice, Ltd.	793,228	679,056
#	Motorcycle Holdings, Ltd.	19,615	36,399
	Mount Gibson Iron, Ltd.	3,805,673	1,457,832
#	Myer Holdings, Ltd.	1,619,819	522,914
	MYOB Group, Ltd.	2,841,173	6,794,444
#	MyState, Ltd.	494,101	1,610,311
	Navigator Global Investments, Ltd.	948,747	3,018,329
#	Navitas, Ltd.	1,792,167	6,460,212
#	Neometals, Ltd.	626,513	102,246
#*	NetComm Wireless, Ltd.	180,398	85,035
	New Hope Corp., Ltd.	470,395	1,103,213
#*	NEXTDC, Ltd.	131,506	549,730
	nib holdings, Ltd.	3,342,132	13,155,941
#	Nick Scali, Ltd.	322,227	1,182,963
#	Nine Entertainment Co. Holdings, Ltd.	4,317,723	5,185,472
	Noni B, Ltd.	4,694	10,306
	Northern Star Resources, Ltd.	3,310,960	20,684,301
*	NRW Holdings, Ltd.	2,092,790	2,748,539
#	Nufarm, Ltd.	1,992,358	8,056,837
#	OFX Group, Ltd.	1,689,584	2,570,110
*	OM Holdings, Ltd.	331,181	318,975
*	OneMarket, Ltd.	112,823	65,551
#*	Onevue Holdings, Ltd.	903,222	353,886
	oOh!media, Ltd.	879,451	2,955,221
#*	Orocobre, Ltd.	187,160	444,921
	Orora, Ltd.	8,074,313	19,242,479
	OZ Minerals, Ltd.	2,477,965	15,896,021
	Pacific Current Group, Ltd.	186,173	812,179
	Pacific Energy, Ltd.	33,400	12,896
	Pacific Smiles Group, Ltd.	256,946	254,996
	Pact Group Holdings, Ltd.	1,206,154	2,981,648
*	Panoramic Resources, Ltd.	2,802,164	826,038
*	Pantoro, Ltd.	523,848	65,350
	Paragon Care, Ltd.	834,834	408,034
#	Peet, Ltd.	771,699	605,173
	Pendal Group, Ltd.	1,659,644	9,596,011

124

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
AUSTRALIA — (Continued)
#*	Peninsula Energy, Ltd.	268,623	$42,119
#	Perpetual, Ltd.	374,045	9,200,195
#*	Perseus Mining, Ltd.	5,976,921	1,531,889
#*	Pilbara Minerals, Ltd.	907,535	508,443
	Pioneer Credit, Ltd.	173,973	377,435
#	Platinum Asset Management, Ltd.	1,800,299	6,268,517
*	PMP, Ltd.	2,421,092	334,521
#*	Praemium, Ltd.	1,355,202	742,585
	Premier Investments, Ltd.	778,124	9,071,992
	Primary Health Care, Ltd.	3,214,850	6,052,206
*	Prime Media Group, Ltd.	62,765	11,542
	Pro Medicus, Ltd.	242,892	1,571,967
	PWR Holdings, Ltd.	79,602	212,886
	QMS Media, Ltd.	407,838	268,811
#	Qube Holdings, Ltd.	4,471,985	7,776,509
#*	Quintis, Ltd.	2,130,129	103,843
*	Ramelius Resources, Ltd.	3,194,151	940,801
#	RCR Tomlinson, Ltd.	1,950,768	1,255,201
	Reckon, Ltd.	446,073	228,666
#*	Red River Resources, Ltd.	454,268	60,016
	Reece, Ltd.	980,451	7,219,103
#	Regis Healthcare, Ltd.	1,432,437	2,435,623
	Regis Resources, Ltd.	3,602,454	10,806,393
	Reject Shop, Ltd. (The)	107,368	168,257
#	Reliance Worldwide Corp., Ltd.	2,223,159	7,920,079
#	Resolute Mining, Ltd.	5,979,371	4,420,381
	Rhipe, Ltd.	92,579	78,355
	Ridley Corp., Ltd.	1,797,229	1,848,447
*	RPMGlobal Holdings, Ltd.	52,065	23,266
	Ruralco Holdings, Ltd.	207,969	426,362
#	RXP Services, Ltd.	364,327	118,993
	Salmat, Ltd.	645,788	252,305
	Sandfire Resources NL	1,497,630	7,081,333
*	Saracen Mineral Holdings, Ltd.	7,310,283	12,750,641
	Scottish Pacific Group, Ltd.	38,112	117,068
#	SeaLink Travel Group, Ltd.	191,581	574,468
#	Select Harvests, Ltd.	605,006	2,217,182
*	Senetas Corp., Ltd.	131,335	9,354
#*	Senex Energy, Ltd.	11,411,198	3,265,541
	Servcorp, Ltd.	343,996	857,317
#	Service Stream, Ltd.	2,120,468	2,391,327
	Seven Group Holdings, Ltd.	619,423	7,825,398
	Seven West Media, Ltd.	4,058,877	2,249,526
	SG Fleet Group, Ltd.	376,993	889,595
*	Sheffield Resources, Ltd.	128,344	80,277
	Shine Corporate, Ltd.	15,573	8,605
#	Shriro Holdings, Ltd.	148,697	52,689
#	Sigma Healthcare, Ltd.	3,411,098	1,259,847
#*	Silver Lake Resources, Ltd.	2,369,915	869,155
	Sims Metal Management, Ltd.	1,382,214	11,083,430
	SmartGroup Corp., Ltd.	598,299	4,236,842
	Southern Cross Media Group, Ltd.	3,380,274	2,738,744
	Spark Infrastructure Group	11,690,859	19,060,125
*	Specialty Fashion Group, Ltd.	50,549	41,346
#	SpeedCast International, Ltd.	2,040,350	5,216,267
	St Barbara, Ltd.	4,256,889	12,566,295
	Steadfast Group, Ltd.	5,573,447	11,752,512

125

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
AUSTRALIA — (Continued)
*	Strike Energy, Ltd.	1,969,468	$149,783
*	Sundance Energy Australia, Ltd.	29,378,950	1,739,523
	Sunland Group, Ltd.	1,211,896	1,326,858
#	Super Retail Group, Ltd.	1,318,324	6,760,659
#*	Superloop, Ltd.	354,006	436,901
#*	Syrah Resources, Ltd.	2,205,354	2,508,394
#	Tassal Group, Ltd.	1,445,473	4,233,164
#	Technology One, Ltd.	1,900,986	7,345,566
*	Terracom, Ltd.	66,775	25,379
#	Thorn Group, Ltd.	744,756	304,159
*	Tiger Resources, Ltd.	9,447,997	25,090
	Tribune Resources, Ltd.	3,093	10,565
*	Troy Resources, Ltd.	372,547	25,457
#	Villa World, Ltd.	885,139	1,260,993
#*	Village Roadshow, Ltd.	997,545	1,606,136
#*	Virgin Australia Holdings, Ltd.	11,378,469	1,613,878
	Virtus Health, Ltd.	558,943	1,992,115
	Vita Group, Ltd.	256,327	189,173
#*	Vocus Group, Ltd.	2,995,147	7,308,708
*	Watpac, Ltd.	760,701	499,298
	Webjet, Ltd.	807,424	7,484,692
#	Webster, Ltd.	92,933	105,304
	Western Areas, Ltd.	1,937,453	3,096,928
#*	Westgold Resources, Ltd.	1,720,915	1,343,751
	WiseTech Global, Ltd.	8,123	92,900
	WorleyParsons, Ltd.	1,206,057	12,474,529
	WPP AUNZ, Ltd.	1,664,014	661,552
	Xenith IP Group, Ltd.	9,607	8,518
TOTAL AUSTRALIA			957,976,331

CHINA — (0.0%)
*	GCL New Energy Holdings, Ltd.	96,000	3,199
	Strong Petrochemical Holdings, Ltd.	1,034,000	63,645
	Xinghua Port Holdings, Ltd.	2,042,750	252,365
	Yeebo International Holdings, Ltd.	2,204,000	293,112
TOTAL CHINA			612,321

HONG KONG — (26.1%)
	Aeon Credit Service Asia Co., Ltd.	752,000	628,583
	Aeon Stores Hong Kong Co., Ltd.	248,000	129,791
#	Agritrade Resources, Ltd.	26,080,000	5,198,191
	Alco Holdings, Ltd.	1,614,000	225,047
	Allan International Holdings	32,000	7,047
	Allied Group, Ltd.	661,200	3,564,648
#	Allied Properties HK, Ltd.	12,731,857	2,733,582
	Alltronics Holdings, Ltd.	2,500,600	411,627
	APAC Resources, Ltd.	2,270,888	325,295
#*	Applied Development Holdings, Ltd.	14,125,000	1,046,384
	APT Satellite Holdings, Ltd.	3,042,500	975,611
	Arts Optical International Hldgs, Ltd.	730,000	176,816
	Asia Financial Holdings, Ltd.	2,404,908	1,294,352
*	Asia Investment Finance Group, Ltd.	15,652,000	133,442
	Asia Pacific Silk Road Investment Co., Ltd.	2,200,000	18,235
	Asia Satellite Telecommunications Holdings, Ltd.	934,500	637,482
	Asia Standard Hotel Group, Ltd.	33,751,654	1,483,731
#	Asia Standard International Group, Ltd.	13,222,917	2,487,798
126

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
HONG KONG — (Continued)
	Asiasec Properties, Ltd.	1,394,000	$695,493
	Associated International Hotels, Ltd.	952,000	2,669,776
*	Auto Italia Holdings	1,900,000	17,393
	Automated Systems Holdings, Ltd.	404,400	46,581
*	BeijingWest Industries International, Ltd.	1,277,600	130,712
	Best Food Holding Co., Ltd.	996,000	141,282
*	Bison Finance Group, Ltd.	712,000	110,255
#	BOE Varitronix, Ltd.	3,149,293	910,751
*	Bonjour Holdings, Ltd.	14,578,600	419,482
	Bossini International Holdings, Ltd.	2,119,500	74,337
#	Bright Smart Securities & Commodities Group, Ltd.	7,004,000	1,327,854
*	Brightoil Petroleum Holdings, Ltd.	9,991,000	1,911,068
#*	Brockman Mining, Ltd.	22,810,814	511,699
*	Burwill Holdings, Ltd.	35,754,960	740,172
	Cafe de Coral Holdings, Ltd.	3,206,000	6,948,208
#*	Camsing International Holding, Ltd.	3,216,000	2,530,372
*	Cash Financial Services Group, Ltd.	2,934,000	24,455
*	CCT Land Holdings, Ltd.	18,640,000	23,770
*	CEFC Hong Kong Financial Investment Co., Ltd.	810,000	16,643
	Century City International Holdings, Ltd.	6,871,460	606,447
#	CGN Mining Co., Ltd.	4,855,000	144,036
*	Champion Technology Holdings, Ltd.	4,793,946	216,989
	Chen Hsong Holdings	1,212,000	354,370
	Cheuk Nang Holdings, Ltd.	679,350	412,837
	Chevalier International Holdings, Ltd.	820,989	1,170,303
*	China Baoli Technologies Holdings, Ltd.	1,147,500	73,184
*	China Best Group Holding, Ltd.	4,250,000	102,972
*	China Chuanglian Education Financial Group, Ltd.	5,416,000	53,167
	China Display Optoelectronics Technology Holdings, Ltd.	4,928,000	441,699
*	China Energy Development Holdings, Ltd.	56,266,000	839,755
	China Flavors & Fragrances Co., Ltd.	2,121,028	716,242
*	China Fortune Financial Group, Ltd.	6,570,000	64,797
#	China Goldjoy Group, Ltd.	18,756,000	767,946
#*	China LNG Group, Ltd.	7,164,001	988,990
*	China Ludao Technology Co., Ltd.	580,000	88,308
*	China Medical & HealthCare Group, Ltd.	43,506,800	1,115,855
	China Motor Bus Co., Ltd.	60,600	739,305
#*	China Shandong Hi-Speed Financial Group, Ltd.	9,144,000	288,750
#*	China Soft Power Technology Holdings, Ltd.	29,128,402	182,761
*	China Solar Energy Holdings, Ltd.	1,669,500	7,185
*	China Star Entertainment, Ltd.	8,950,000	697,999
#*	China Strategic Holdings, Ltd.	79,596,250	579,812
	China Ting Group Holdings, Ltd.	2,565,151	128,457
*	China Tonghai International Financial, Ltd.	1,300,000	116,599
	Chinese Estates Holdings, Ltd.	3,104,500	2,921,853
*	Chinlink International Holdings, Ltd.	909,800	98,560
	Chinney Investments, Ltd.	1,180,000	367,333
	Chong Hing Bank, Ltd.	196,000	330,329
	Chow Sang Sang Holdings International, Ltd.	2,446,000	3,966,748
	CHTC Fong’s International Co., Ltd.	42,000	5,125
	Chuang’s China Investments, Ltd.	8,571,407	518,760
	Chuang’s Consortium International, Ltd.	7,399,043	1,342,941
	CITIC Telecom International Holdings, Ltd.	13,219,125	4,150,960
#	CK Life Sciences Intl Holdings, Inc.	23,450,000	1,180,928
*	CMMB Vision Holdings, Ltd.	9,204,000	117,675
	CNQC International Holdings, Ltd.	4,480,000	966,260

127

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
HONG KONG — (Continued)
	CNT Group, Ltd.	8,303,264	$367,193
#*	Common Splendor International Health Industry Group, Ltd.	15,118,000	1,292,950
*	Continental Holdings, Ltd.	450,000	6,365
#	Convenience Retail Asia, Ltd.	142,000	59,797
#*	Convoy Global Holdings, Ltd.	38,622,000	154,154
*	Cosmopolitan International Holdings, Ltd.	3,280,000	540,628
#	Cowell e Holdings, Inc.	5,499,000	631,066
*	CP Lotus Corp.	11,880,000	149,714
*	Crocodile Garments	2,196,000	176,316
	Cross-Harbour Holdings, Ltd. (The)	1,526,645	2,551,665
	CSI Properties, Ltd.	47,046,383	1,840,112
*	CST Group, Ltd.	140,296,000	412,590
*	Culturecom Holdings, Ltd.	45,000	1,837
	CW Group Holdings, Ltd.	1,361,500	40,106
	Dah Sing Banking Group, Ltd.	4,055,516	7,717,353
	Dah Sing Financial Holdings, Ltd.	1,691,344	9,079,052
#	Dickson Concepts International, Ltd.	1,466,000	636,617
*	Digital Domain Holdings, Ltd.	34,370,000	470,033
#*	Dingyi Group Investment, Ltd.	1,810,000	115,971
*	DTXS Silk Road Investment Holdings Co., Ltd.	42,000	21,176
	Dynamic Holdings, Ltd.	70,000	56,311
	Eagle Nice International Holdings, Ltd.	2,154,000	865,477
	EcoGreen International Group, Ltd.	1,994,640	400,008
*	eForce Holdings, Ltd.	8,360,000	124,345
*	Elegance Optical International Holdings, Ltd.	740,000	43,432
	Emperor Capital Group, Ltd.	31,527,000	1,491,210
	Emperor Entertainment Hotel, Ltd.	5,040,000	907,069
#	Emperor International Holdings, Ltd.	9,980,753	2,445,131
	Emperor Watch & Jewellery, Ltd.	30,690,000	1,214,411
#	Enerchina Holdings, Ltd.	15,239,400	759,534
*	Energy International Investments Holdings, Ltd.	680,000	17,531
*	ENM Holdings, Ltd.	16,604,000	1,448,652
#*	Esprit Holdings, Ltd.	18,057,850	4,111,063
*	Eternity Investment, Ltd.	830,000	19,459
	Fairwood Holdings, Ltd.	877,100	2,924,020
	Far East Consortium International, Ltd.	10,737,463	5,054,506
*	Far East Holdings International, Ltd.	1,911,000	110,160
#*	FIH Mobile, Ltd.	28,627,000	2,669,855
	First Pacific Co., Ltd.	13,746,000	6,151,429
*	First Shanghai Investments, Ltd.	7,496,000	431,680
	Fountain SET Holdings, Ltd.	6,628,000	872,906
	Four Seas Mercantile Holdings, Ltd.	610,000	276,596
*	Freeman FinTech Corp., Ltd.	181,300,000	997,480
#	Future Bright Holdings, Ltd.	3,288,000	331,737
	Genting Hong Kong, Ltd.	71,000	10,252
	Get Nice Financial Group, Ltd.	2,382,600	259,195
	Get Nice Holdings, Ltd.	56,380,000	1,729,379
	Giordano International, Ltd.	13,596,000	6,041,777
#*	Global Brands Group Holding, Ltd.	69,204,000	3,844,482
	Glorious Sun Enterprises, Ltd.	4,328,000	459,559
	Gold Peak Industries Holdings, Ltd.	3,029,642	296,369
	Golden Resources Development International, Ltd.	3,150,500	180,995
#*	Gold-Finance Holdings, Ltd.	9,780,000	2,184,031
#*	Good Resources Holdings, Ltd.	9,720,000	239,462
#	Goodbaby International Holdings, Ltd.	6,270,000	1,945,669
*	GR Properties, Ltd.	2,204,000	209,775

128

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
HONG KONG — (Continued)
	Great Eagle Holdings, Ltd.	728,248	$3,325,688
*	Greenheart Group, Ltd.	1,069,400	99,609
*	Greentech Technology International, Ltd.	6,240,000	58,513
*	G-Resources Group, Ltd.	246,174,600	1,575,000
	Guangnan Holdings, Ltd.	2,363,600	272,335
#	Guotai Junan International Holdings, Ltd.	35,910,797	6,529,272
#	Haitong International Securities Group, Ltd.	20,987,400	6,879,214
	Hang Lung Group, Ltd.	123,000	302,818
	Hanison Construction Holdings, Ltd.	2,405,649	415,169
*	Hao Tian Development Group, Ltd.	19,412,400	600,645
	Harbour Centre Development, Ltd.	935,500	1,687,739
	High Fashion International, Ltd.	250,000	55,140
*	HJ Capital International Holdings Co., Ltd.	1,900,000	22,830
	HKBN, Ltd.	6,627,000	9,948,969
*	HKBridge Financial Holdings, Ltd.	103,000	12,832
	HKR International, Ltd.	7,166,969	3,417,816
	Hoifu Energy Group, Ltd.	2,088,000	266,260
	Hon Kwok Land Investment Co., Ltd.	388,800	184,729
	Hong Kong Aircraft Engineering Co., Ltd.	157,200	1,434,242
	Hong Kong Ferry Holdings Co., Ltd.	866,300	875,556
*	Hong Kong Finance Investment Holding Group, Ltd.	4,572,000	584,338
#	Hong Kong International Construction Investment Management Group Co., Ltd.	2,892,000	815,015
	Hong Kong Shanghai Alliance Holdings, Ltd.	1,248,002	106,018
#*	Hong Kong Television Network, Ltd.	4,782,751	1,315,550
#	Hongkong & Shanghai Hotels, Ltd. (The)	3,622,845	4,999,387
	Hongkong Chinese, Ltd.	5,038,000	577,726
#	Honma Golf, Ltd.	1,028,500	821,296
	Hop Hing Group Holdings, Ltd.	13,596,000	260,595
	Hopewell Holdings, Ltd.	3,604,500	11,137,195
#*	Hsin Chong Group Holdings, Ltd.	10,323,403	86,358
#	Huarong International Financial Holdings, Ltd.	732,000	65,060
#*	Huarong Investment Stock Corp., Ltd.	1,050,000	34,117
*	Huisheng International Holdings, Ltd.	1,128,000	22,951
	Hung Hing Printing Group, Ltd.	3,040,000	446,171
#	Hutchison Telecommunications Hong Kong Holdings, Ltd.	14,462,000	5,338,517
*	I-CABLE Communications, Ltd.	3,210,000	54,955
	IGG, Inc.	12,806,000	13,575,737
*	Imagi International Holdings, Ltd.	2,590,300	551,706
	International Housewares Retail Co., Ltd.	1,459,000	307,676
	IPE Group, Ltd.	3,345,000	452,098
#*	IRC, Ltd.	29,662,266	304,326
	IT, Ltd.	5,092,532	2,336,455
#	ITC Properties Group, Ltd.	6,221,372	1,780,630
	Jacobson Pharma Corp., Ltd.	1,992,000	410,966
	Johnson Electric Holdings, Ltd.	2,731,250	6,126,294
	Kader Holdings Co., Ltd.	788,000	97,766
	Kam Hing International Holdings, Ltd.	1,830,000	165,667
	Karrie International Holdings, Ltd.	2,278,000	276,209
#	Keck Seng Investments	912,600	716,970
	Kerry Logistics Network, Ltd.	3,255,000	5,162,118
	Kin Yat Holdings, Ltd.	242,000	40,195
	Kingmaker Footwear Holdings, Ltd.	2,248,955	481,201
	Kingston Financial Group, Ltd.	10,000	2,317
*	KK Culture Holdings, Ltd.	120,000	25,107
	Kowloon Development Co., Ltd.	2,982,000	3,071,791

129

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
HONG KONG — (Continued)
*	Kwan On Holdings, Ltd.	2,340,000	$173,337
	Kwoon Chung Bus Holdings, Ltd.	44,000	24,134
	Lai Sun Development Co., Ltd.	2,025,910	2,938,848
	Lai Sun Garment International, Ltd.	673,055	860,663
	Lam Soon Hong Kong, Ltd.	302,310	493,569
*	Landing International Development, Ltd.	2,796,400	583,188
	Landsea Green Group Co., Ltd.	2,788,000	299,256
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	1,152,000	409,835
#*	LEAP Holdings Group, Ltd.	5,160,000	369,656
	Lifestyle International Holdings, Ltd.	2,741,000	4,739,826
	Lippo China Resources, Ltd.	20,922,000	439,357
	Lippo, Ltd.	1,161,700	396,626
	Liu Chong Hing Investment, Ltd.	1,387,200	2,031,400
	L’Occitane International SA	2,025,250	3,793,051
*	LT Commercial Real Estate, Ltd.	40,000	27,505
	Luk Fook Holdings International, Ltd.	3,976,000	13,119,437
	Luks Group Vietnam Holdings Co., Ltd.	514,913	137,364
	Lung Kee Bermuda Holdings	1,577,875	676,994
#	Macau Legend Development, Ltd.	18,092,000	3,164,221
	Magnificent Hotel Investment, Ltd.	13,170,000	303,372
*	Magnus Concordia Group, Ltd.	8,740,000	229,361
*	Man Sang International, Ltd.	132,000	8,304
#	Man Wah Holdings, Ltd.	17,870,800	8,246,406
*	Mason Group Holdings, Ltd.	86,653,399	1,570,357
*	Master Glory Group, Ltd.	394,860	906
*	Master Glory Group, Ltd.	41,360,592	94,937
	Matrix Holdings, Ltd.	1,067,414	336,509
*	Maxnerva Technology Services, Ltd.	982,000	94,922
*	Mei Ah Entertainment Group, Ltd.	1,080,000	31,972
	Meilleure Health International Industry Group, Ltd.	2,118,000	111,352
	Melbourne Enterprises, Ltd.	39,500	948,384
	Microport Scientific Corp.	3,759,000	4,487,670
	Midland Holdings, Ltd.	5,254,000	885,171
*	Midland IC&I, Ltd.	2,223,375	57,492
	Ming Fai International Holdings, Ltd.	2,148,000	272,468
#	Miramar Hotel & Investment	1,081,000	1,872,499
	Modern Dental Group, Ltd.	2,336,000	388,946
#*	Mongolian Mining Corp.	19,677,500	410,407
	Morris Holdings, Ltd.	1,392,000	175,591
	NagaCorp., Ltd.	9,236,000	8,467,775
	Nameson Holdings, Ltd.	7,966,000	724,829
#	Nanfang Communication Holdings, Ltd.	584,000	381,622
	Nanyang Holdings, Ltd.	133,500	899,543
	National Electronics Hldgs.	2,668,600	374,892
*	National United Resources Holdings, Ltd.	18,280,000	62,006
*	Neo-Neon Holdings, Ltd.	2,625,500	214,793
*	New Century Group Hong Kong, Ltd.	13,351,464	219,126
*	NEW Concepts Holdings, Ltd.	1,012,000	337,787
*	New Sports Group, Ltd.	2,566,000	106,902
*	New Times Energy Corp., Ltd.	10,056,600	171,788
#*	NewOcean Energy Holdings, Ltd.	10,212,000	3,706,327
*	Newtree Group Holdings, Ltd.	9,900,000	670,086
*	Nimble Holdings Co., Ltd.	1,002,000	86,338
*	OCI International Holdings, Ltd.	56,000	10,752
	On Time Logistics Holdings, Ltd.	104,000	29,840
#	OP Financial, Ltd.	8,200,000	2,647,510

130

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
HONG KONG — (Continued)
	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	10,874,706	$501,051
	Oriental Watch Holdings	3,224,800	713,307
*	Pacific Andes International Holdings, Ltd.	19,435,067	67,907
	Pacific Basin Shipping, Ltd.	35,211,000	7,715,133
	Pacific Textiles Holdings, Ltd.	8,287,000	8,368,516
	Pak Fah Yeow International, Ltd.	5,000	1,959
	Paliburg Holdings, Ltd.	3,180,830	1,163,102
#*	Paradise Entertainment, Ltd.	3,652,000	386,133
	PC Partner Group, Ltd.	2,508,000	924,884
	Pegasus International Holdings, Ltd.	172,000	21,713
	Perfect Shape Medical, Ltd.	4,076,000	1,008,359
#	Pico Far East Holdings, Ltd.	5,886,000	1,991,617
*	Pine Technology Holdings, Ltd.	326,000	25,821
	Playmates Holdings, Ltd.	7,082,000	922,189
	Playmates Toys, Ltd.	6,328,000	516,526
	Plover Bay Technologies, Ltd.	2,192,000	313,915
#	Pokfulam Development Co.	234,000	509,603
	Polytec Asset Holdings, Ltd.	12,998,526	1,093,343
*	PT International Development Co., Ltd.	4,365,150	276,603
	Public Financial Holdings, Ltd.	3,166,000	1,279,321
*	PuraPharm Corp., Ltd.	41,000	7,830
*	PYI Corp., Ltd.	30,759,973	454,797
	Qianhai Health Holdings, Ltd.	107,749	4,141
*	Quali-Smart Holdings, Ltd.	152,000	11,861
*	Rare Earth Magnesium Technology Group Holdings, Ltd.	6,850,000	271,627
#*	Realord Group Holdings, Ltd.	3,664,000	2,126,693
	Regal Hotels International Holdings, Ltd.	2,937,800	1,582,881
*	Regent Pacific Group, Ltd.	10,120,000	303,894
#	Regina Miracle International Holdings, Ltd.	2,165,000	1,089,712
#	Sa Sa International Holdings, Ltd.	15,869,522	6,114,362
	Safety Godown Co., Ltd.	400,000	674,117
	SAS Dragon Holdings, Ltd.	2,182,000	666,730
#	SEA Holdings, Ltd.	1,669,523	1,903,687
#	Shenwan Hongyuan HK, Ltd.	4,291,250	870,605
	Shun Ho Property Investments, Ltd.	1,254,757	420,520
	Shun Tak Holdings, Ltd.	14,673,419	4,695,397
#*	Shunten International Holdings, Ltd.	12,852,000	351,108
*	Silver Base Group Holdings, Ltd.	6,728,515	430,321
*	Sincere Watch Hong Kong, Ltd.	4,450,000	52,488
	Sing Tao News Corp., Ltd.	1,974,000	211,247
	Singamas Container Holdings, Ltd.	12,870,000	2,069,429
	SIS International Holdings	34,000	19,706
	SITC International Holdings Co., Ltd.	4,210,000	3,093,182
#	Sitoy Group Holdings, Ltd.	2,487,000	825,828
*	Sky Light Holdings, Ltd.	454,000	29,766
	SmarTone Telecommunications Holdings, Ltd.	4,228,481	5,877,725
*	SOCAM Development, Ltd.	1,514,170	367,458
#*	Solartech International Holdings, Ltd.	19,120,000	1,908,694
*	Solomon Systech International, Ltd.	11,998,000	364,645
	Soundwill Holdings, Ltd.	645,500	845,036
*	South China Financial Holdings, Ltd.	21,850,000	33,661
*	South China Holdings Co., Ltd.	17,774,502	492,016
*	South Shore Holdings, Ltd.	156,750	7,326
	Stella International Holdings, Ltd.	2,204,000	2,204,772
	Stelux Holdings International, Ltd.	1,501,400	46,436

131

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
HONG KONG — (Continued)
*	Success Universe Group, Ltd.	6,716,000	$240,286
#*	Summit Ascent Holdings, Ltd.	8,864,000	1,085,680
	Sun Hing Vision Group Holdings, Ltd.	358,000	116,889
	Sun Hung Kai & Co., Ltd.	5,357,429	2,416,122
#	SUNeVision Holdings, Ltd.	1,066,000	575,632
*	Synergy Group Holdings International, Ltd.	652,000	103,253
	TAI Cheung Holdings, Ltd.	2,176,000	2,029,058
	Tai Sang Land Development, Ltd.	781,910	483,871
#	Tai United Holdings, Ltd.	670,000	23,990
*	Talent Property Group, Ltd.	14,355,000	82,528
#	Tan Chong International, Ltd.	1,176,000	374,881
#	Tao Heung Holdings, Ltd.	1,468,000	247,456
	Television Broadcasts, Ltd.	2,821,900	5,958,453
*	Termbray Industries International Holdings, Ltd.	2,252,900	113,052
	Tern Properties Co., Ltd.	51,200	27,576
#	Texwinca Holdings, Ltd.	7,124,000	2,426,464
*	TFG International Group, Ltd.	1,376,000	42,857
*	Theme International Holdings, Ltd.	3,620,000	63,648
#	Tian Teck Land, Ltd.	1,024,000	1,110,927
	TK Group Holdings, Ltd.	1,120,000	597,739
*	TOM Group, Ltd.	1,094,000	268,732
#*	Town Health International Medical Group, Ltd.	6,692,000	588,818
	Tradelink Electronic Commerce, Ltd.	5,738,000	834,969
	Transport International Holdings, Ltd.	1,455,464	3,619,467
*	Trinity, Ltd.	8,046,000	324,158
*	TSC Group Holdings, Ltd.	3,163,000	193,593
	Tsui Wah Holdings, Ltd.	4,630,000	436,542
	Union Medical Healthcare, Ltd.	1,850,097	935,260
#	United Laboratories International Holdings, Ltd. (The)	7,572,000	5,262,305
*	Universal Technologies Holdings, Ltd.	7,410,000	212,371
*	Universe Entertainment and Culture Group Co., Ltd.	405,000	26,352
*	Up Energy Development Group, Ltd.	3,929,000	12,125
	Upbest Group, Ltd.	72,000	9,579
*	Value Convergence Holdings, Ltd.	8,372,000	600,643
	Value Partners Group, Ltd.	8,027,000	5,986,706
	Vanke Property Overseas, Ltd.	49,000	29,484
	Vantage International Holdings, Ltd.	3,160,000	234,267
	Vedan International Holdings, Ltd.	3,576,000	351,056
	Victory City International Holdings, Ltd.	37,535,660	551,522
	Vitasoy International Holdings, Ltd.	5,049,000	16,095,738
#	VPower Group International Holdings, Ltd.	1,330,000	523,379
#	VSTECS Holdings, Ltd.	7,347,600	3,487,759
	VTech Holdings, Ltd.	1,282,800	15,070,877
	Wai Kee Holdings, Ltd.	7,558,738	3,546,230
*	Wan Kei Group Holdings, Ltd.	730,000	58,542
	Wang On Group, Ltd.	38,320,000	357,592
#*	We Solutions, Ltd.	8,956,000	607,016
	Win Hanverky Holdings, Ltd.	3,074,000	259,046
*	Winfull Group Holdings, Ltd.	9,512,000	136,427
	Wing On Co. International, Ltd.	759,000	2,518,175
	Wing Tai Properties, Ltd.	2,165,331	1,439,692
*	Wonderful Sky Financial Group Holdings, Ltd.	1,386,000	216,537
	Wong’s International Holdings, Ltd.	432,641	141,181
	Wong’s Kong King International	32,000	4,252
	Yangtzekiang Garment, Ltd.	500,500	180,764
#*	Yat Sing Holdings, Ltd.	1,385,000	33,519
	Yau Lee Holdings, Ltd.	388,000	68,069

132

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
HONG KONG — (Continued)
	YGM Trading, Ltd.	447,000	$393,841
	YT Realty Group, Ltd.	749,000	230,099
	YTO Express Holdings, Ltd.	40,000	11,528
#	Yugang International, Ltd.	91,398,000	2,756,515
#*	Yunfeng Financial Group, Ltd.	360,000	177,064
*	ZH International Holdings, Ltd.	280,000	8,586
TOTAL HONG KONG			474,967,346

NEW ZEALAND — (5.6%)
	Abano Healthcare Group, Ltd.	49,184	235,927
	Air New Zealand, Ltd.	548,222	1,002,342
#	Arvida Group, Ltd.	532,456	451,656
	Briscoe Group, Ltd.	2,235	4,875
	CBL Corp., Ltd.	52,334	40,598
#	Chorus, Ltd.	2,823,444	8,760,943
	Colonial Motor Co., Ltd. (The)	144,588	750,500
	Comvita, Ltd.	22,618	84,261
	EBOS Group, Ltd.	449,499	6,126,853
	Evolve Education Group, Ltd.	36,611	10,305
	Freightways, Ltd.	964,970	4,649,587
	Genesis Energy, Ltd.	2,127,349	3,249,846
	Gentrack Group, Ltd.	79,007	347,947
	Hallenstein Glasson Holdings, Ltd.	296,323	1,140,774
	Heartland Group Holdings, Ltd.	1,432,961	1,363,964
	Infratil, Ltd.	3,881,965	8,678,171
#	Investore Property, Ltd.	174,811	173,387
	Kathmandu Holdings, Ltd.	835,391	1,465,572
	Mainfreight, Ltd.	511,030	9,485,688
	Methven, Ltd.	96,877	74,595
	Metlifecare, Ltd.	890,368	3,392,384
#	Metro Performance Glass, Ltd.	76,447	42,037
#	Millennium & Copthorne Hotels New Zealand, Ltd.	395,725	805,660
	NEW Zealand King Salmon Investments, Ltd.	13,526	23,518
	New Zealand Refining Co., Ltd. (The)	718,881	1,105,710
	NZME, Ltd.	16,366	6,960
	NZME, Ltd.	945,851	402,789
#	NZX, Ltd.	1,071,454	736,208
	Oceania Healthcare, Ltd.	285,106	214,447
*	Pacific Edge, Ltd.	442,720	115,839
	PGG Wrightson, Ltd.	1,130,027	428,317
	Port of Tauranga, Ltd.	951,169	3,158,551
*	Pushpay Holdings, Ltd.	517,601	1,206,122
#	Restaurant Brands New Zealand, Ltd.	834,838	4,679,732
*	Rubicon, Ltd.	1,442,620	235,929
	Sanford, Ltd.	388,865	1,892,324
	Scales Corp., Ltd.	297,306	897,772
	Scott Technology, Ltd.	45,734	91,385
*	Serko, Ltd.	24,873	52,472
#	Skellerup Holdings, Ltd.	739,935	986,360
	SKY Network Television, Ltd.	230,695	338,277
	SKYCITY Entertainment Group, Ltd.	4,690,050	11,745,722
#	Steel & Tube Holdings, Ltd.	406,585	340,311
	Summerset Group Holdings, Ltd.	1,232,905	5,374,182
*	Synlait Milk, Ltd.	284,409	1,618,772
	Tilt Renewables, Ltd.	87,581	131,145
	Tourism Holdings, Ltd.	522,907	1,709,078

133

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
NEW ZEALAND — (Continued)
*	TOWER, Ltd.	2,065,565	$999,142
#	Trade Me Group, Ltd.	2,203,470	6,985,466
	Trustpower, Ltd.	227,918	909,790
	Turners Automotive Group, Ltd.	25,820	47,271
#	Vector, Ltd.	1,182,248	2,628,573
	Vista Group International, Ltd.	142,186	348,461
#	Warehouse Group, Ltd. (The)	303,126	416,239
	Z Energy, Ltd.	51,678	206,107
TOTAL NEW ZEALAND			102,370,843

SINGAPORE — (10.1%)
*	Abterra, Ltd.	230,320	4,864
	Accordia Golf Trust	4,016,300	1,435,386
#	AEM Holdings, Ltd.	2,072,100	1,202,174
#	Amara Holdings, Ltd.	974,800	302,691
#	Ascendas India Trust	3,404,900	2,652,049
*	ASL Marine Holdings, Ltd.	148,950	8,256
	Avarga, Ltd.	3,076,900	437,417
*	Baker Technology, Ltd.	289,580	99,282
	Banyan Tree Holdings, Ltd.	1,145,200	413,770
#	Best World International, Ltd.	3,657,250	4,769,961
#	Bonvests Holdings, Ltd.	950,000	892,475
	Boustead Projects, Ltd.	497,612	292,851
	Boustead Singapore, Ltd.	1,898,536	1,071,237
#	BreadTalk Group, Ltd.	2,058,300	1,280,192
#	Bukit Sembawang Estates, Ltd.	1,192,003	4,602,631
	Bund Center Investment, Ltd.	659,825	296,023
#	Centurion Corp., Ltd.	1,342,000	407,362
#	China Aviation Oil Singapore Corp., Ltd.	2,654,599	2,645,484
#	China Sunsine Chemical Holdings, Ltd.	1,857,700	1,383,237
#	Chip Eng Seng Corp., Ltd.	3,729,600	1,807,489
	Chuan Hup Holdings, Ltd.	3,800,000	809,600
#	CITIC Envirotech, Ltd.	1,618,100	468,361
*	Cityneon Holdings, Ltd.	666,000	621,644
	Civmec, Ltd.	162,700	58,572
#*	COSCO Shipping International Singapore Co., Ltd.	8,120,500	2,085,687
#*	Creative Technology, Ltd.	483,450	2,151,887
#	CSE Global, Ltd.	4,077,500	1,326,834
*	Del Monte Pacific, Ltd.	2,449,764	309,839
	Delfi, Ltd.	788,500	727,559
	Delong Holdings, Ltd.	148,300	704,098
	Duty Free International, Ltd.	720,700	101,558
*	Dyna-Mac Holdings, Ltd.	2,007,300	159,326
	Elec & Eltek International Co., Ltd.	163,500	210,008
	EnGro Corp., Ltd.	238,500	147,993
#*	Ezion Holdings, Ltd.	37,496,778	1,518,685
#*	Ezra Holdings, Ltd.	12,922,168	98,123
	Far East Orchard, Ltd.	1,168,203	1,063,887
#	First Resources, Ltd.	5,034,100	5,740,622
	First Sponsor Group, Ltd.	484,728	444,707
	Food Empire Holdings, Ltd.	1,418,200	563,638
#*	Fragrance Group, Ltd.	6,077,000	624,187
	Fraser and Neave, Ltd.	8,000	10,114
#	Frencken Group, Ltd.	1,066,300	320,493
#	Fu Yu Corp., Ltd.	2,542,400	312,423
*	Gallant Venture, Ltd.	4,992,500	477,325

134

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
SINGAPORE — (Continued)
#	Geo Energy Resources, Ltd.	4,030,900	$671,283
	GK Goh Holdings, Ltd.	1,484,065	1,009,300
	GL, Ltd.	3,431,500	1,811,732
#	Golden Agri-Resources, Ltd.	29,422,000	5,424,532
#	Golden Energy & Resources, Ltd.	603,700	98,206
	GP Industries, Ltd.	2,567,609	1,250,146
#	GuocoLand, Ltd.	1,624,414	1,959,403
#	Halcyon Agri Corp., Ltd.	1,718,048	594,931
#	Hanwell Holdings, Ltd.	1,888,219	292,833
#	Haw Par Corp., Ltd.	221,400	2,055,236
#	Health Management International, Ltd.	1,746,730	681,694
#	Hiap Hoe, Ltd.	498,000	303,323
#*	Hi-P International, Ltd.	1,451,800	799,223
	Ho Bee Land, Ltd.	1,623,600	2,851,043
#	Hong Fok Corp., Ltd.	3,531,394	1,695,319
*	Hong Leong Asia, Ltd.	1,830,000	760,775
	Hong Leong Finance, Ltd.	584,100	1,067,197
	Hotel Grand Central, Ltd.	1,626,983	1,560,204
	Hour Glass, Ltd. (The)	1,814,832	831,281
	Hutchison Port Holdings Trust	13,641,000	3,355,550
	Hwa Hong Corp., Ltd.	2,123,500	460,454
#*	Hyflux, Ltd.	3,707,700	37,078
	iFAST Corp., Ltd.	886,000	755,503
#	Indofood Agri Resources, Ltd.	3,498,500	505,826
	Isetan Singapore, Ltd.	119,000	307,562
#	Japfa, Ltd.	3,954,200	1,900,288
#	k1 Ventures, Ltd.	1,005,220	71,120
#	Keppel Infrastructure Trust	12,259,032	4,074,195
	Keppel Telecommunications & Transportation, Ltd.	1,369,300	1,827,616
	Koh Brothers Group, Ltd.	1,432,000	254,721
#	KSH Holdings, Ltd.	1,278,300	489,274
#	Lian Beng Group, Ltd.	2,611,200	877,651
	Low Keng Huat Singapore, Ltd.	912,900	362,551
	Lum Chang Holdings, Ltd.	1,094,030	272,620
#	M1, Ltd.	3,171,100	4,830,196
#	Mandarin Oriental International, Ltd.	1,308,800	2,474,463
*	Marco Polo Marine, Ltd.	3,322,500	52,876
#	Memtech International, Ltd.	214,100	106,918
	Metro Holdings, Ltd.	2,860,392	2,212,878
	Mewah International, Inc.	89,000	17,429
	Micro-Mechanics Holdings, Ltd.	300	390
#*	Midas Holdings, Ltd.	9,643,353	501,261
#*	mm2 Asia, Ltd.	2,558,800	674,650
#*	Nam Cheong, Ltd.	6,557,040	52,072
	Nera Telecommunications, Ltd.	1,143,400	235,424
	New Toyo International Holdings, Ltd.	1,510,700	251,264
#	NSL, Ltd.	409,900	343,868
#	OUE, Ltd.	2,153,700	2,179,930
#	Oxley Holdings, Ltd.	6,958,356	1,513,090
#*	Pacc Offshore Services Holdings, Ltd.	1,132,900	184,944
	Pan-United Corp., Ltd.	2,435,750	492,309
#	Penguin International, Ltd.	446,032	99,695
	Perennial Real Estate Holdings, Ltd.	167,100	83,902
#	Q&M Dental Group Singapore, Ltd.	2,269,300	852,843
	QAF, Ltd.	1,526,980	810,252
#*	Raffles Education Corp., Ltd.	5,429,723	588,785
#	Raffles Medical Group, Ltd.	6,967,256	5,291,091

135

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
SINGAPORE — (Continued)
	RHT Health Trust	3,131,500	$1,672,802
	Riverstone Holdings, Ltd.	1,274,700	1,096,890
#	Roxy-Pacific Holdings, Ltd.	505,740	139,035
	SBS Transit, Ltd.	926,200	1,732,466
	Sembcorp Marine, Ltd.	2,487,400	2,865,210
	Sheng Siong Group, Ltd.	5,336,200	4,162,529
	SHS Holdings, Ltd.	2,304,100	345,415
	SIA Engineering Co., Ltd.	1,101,700	2,250,572
#	SIIC Environment Holdings, Ltd.	4,929,320	960,117
#	Sinarmas Land, Ltd.	6,897,100	1,274,854
#	Sing Holdings, Ltd.	1,623,100	459,020
	Sing Investments & Finance, Ltd.	324,075	343,935
	Singapore Post, Ltd.	11,582,300	8,719,649
	Singapore Press Holdings, Ltd.	4,464,400	8,555,816
	Singapore Reinsurance Corp., Ltd.	1,514,530	334,066
	Singapore Shipping Corp., Ltd.	1,640,700	334,124
	Singapura Finance, Ltd.	286,624	186,444
#*	Sino Grandness Food Industry Group, Ltd.	4,412,635	608,550
#	Stamford Land Corp., Ltd.	3,297,700	1,168,550
	StarHub, Ltd.	5,848,900	7,947,710
	Straco Corp., Ltd.	130,000	67,095
#	Sunningdale Tech, Ltd.	1,117,560	1,117,575
*	SunVic Chemical Holdings, Ltd.	526,945	9,478
#*	Swiber Holdings, Ltd.	2,895,250	42,640
#*	Thomson Medical Group, Ltd.	4,294,500	242,280
	Tuan Sing Holdings, Ltd.	4,945,366	1,234,294
#	UMS Holdings, Ltd.	4,783,675	2,338,422
	United Engineers, Ltd.	3,318,328	6,304,881
	United Industrial Corp., Ltd.	132,369	267,756
#	United Overseas Insurance, Ltd.	181,850	857,395
	UOB-Kay Hian Holdings, Ltd.	2,086,021	1,851,579
#	Valuetronics Holdings, Ltd.	3,288,550	1,500,081
	Vibrant Group, Ltd.	2,058,620	248,093
	Vicom, Ltd.	119,500	515,877
	Wee Hur Holdings, Ltd.	2,769,000	440,079
	Wheelock Properties Singapore, Ltd.	2,220,800	3,366,913
	Wing Tai Holdings, Ltd.	3,932,167	5,480,416
	Yeo Hiap Seng, Ltd.	223,731	159,157
*	Yongnam Holdings, Ltd.	2,917,700	388,250
	Zhongmin Baihui Retail Group, Ltd.	26,900	11,021
TOTAL SINGAPORE			183,783,237
TOTAL COMMON STOCKS			1,719,710,078

RIGHTS/WARRANTS — (0.0%)
SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 04/16/23	5,659,201	0
TOTAL INVESTMENT SECURITIES			1,719,710,078

			Value†
SECURITIES LENDING COLLATERAL — (5.6%)
@§	DFA Short Term Investment Fund	8,839,135	102,268,796
TOTAL INVESTMENTS — (100.0%) (Cost $1,916,994,035)			$1,821,978,874

136

Summary Schedule of Portfolio Holdings
continued

CP	Certificate Participation
SA	Special Assessment
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$957,976,331	—	$957,976,331
China	—	612,321	—	612,321
Hong Kong	$536,014	474,431,332	—	474,967,346
New Zealand	1,363,964	101,006,879	—	102,370,843
Singapore	370,655	183,412,582	—	183,783,237
Securities Lending Collateral	—	102,268,796	—	102,268,796
TOTAL	$2,270,633	$1,819,708,241	—	$1,821,978,874

137

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2018

		Shares	Value»
COMMON STOCKS — (98.8%)
COMMUNICATION SERVICES — (6.5%)
	4imprint Group P.L.C.	114,016	$2,633,417
	Ascential P.L.C.	65,717	316,142
	Auto Trader Group P.L.C.	6,021,823	31,466,198
	Bloomsbury Publishing P.L.C.	140,804	346,282
	Centaur Media P.L.C.	537,905	248,642
	Cineworld Group P.L.C.	6,322,429	23,767,460
	Daily Mail & General Trust P.L.C., Class A	1,699,883	15,176,710
	Entertainment One, Ltd.	2,170,765	11,347,059
	Euromoney Institutional Investor P.L.C.	274,731	4,452,028
*	Future P.L.C.	65,382	362,964
	Gamma Communications P.L.C.	2,396	24,450
	Huntsworth P.L.C.	983,509	1,401,113
	Informa P.L.C.	1,270,811	11,596,883
	Inmarsat P.L.C.	2,400,987	13,962,773
	ITE Group P.L.C.	4,213,323	3,061,311
	KCOM Group P.L.C.	3,365,144	3,963,528
	Kin and Carta P.L.C.	910,137	1,107,536
	Reach P.L.C.	1,819,272	1,570,962
	Rightmove P.L.C.	1,829,639	10,561,726
	STV Group P.L.C.	4,868	23,465
#	TalkTalk Telecom Group P.L.C.	2,959,898	4,526,493
	Tarsus Group P.L.C.	244,568	873,365
TOTAL COMMUNICATION SERVICES			142,790,507

CONSUMER DISCRETIONARY — (20.6%)
	888 Holdings P.L.C.	1,602,285	3,789,804
	AA P.L.C.	3,294,472	4,210,608
*	ASOS P.L.C.	13,101	912,688
	B&M European Value Retail SA	5,329,350	28,358,811
#	BCA Marketplace P.L.C.	414,501	1,065,698
	Bellway P.L.C.	839,178	30,779,041
	Berkeley Group Holdings P.L.C. (The)	19,260	860,792
	Bovis Homes Group P.L.C.	1,135,408	14,033,598
#	Card Factory P.L.C.	1,355,095	3,191,108
*	Carpetright P.L.C.	406,341	97,994
	Connect Group P.L.C.	1,312,384	571,469
	Countryside Properties P.L.C.	1,939,214	7,412,331
	Crest Nicholson Holdings P.L.C.	573,053	2,493,010
#	Debenhams P.L.C.	6,862,458	782,181
	DFS Furniture P.L.C.	939,264	2,497,729
	Dignity P.L.C.	314,122	4,000,086
	Dixons Carphone P.L.C.	5,191,340	11,223,805
	Domino’s Pizza Group P.L.C.	2,811,160	10,170,219
	Dunelm Group P.L.C.	529,023	4,031,468
*	EI Group P.L.C.	3,470,285	7,370,564
*	Findel P.L.C.	246,067	787,295
	Fuller Smith & Turner P.L.C., Class A	140,561	1,719,667
*	GAME Digital P.L.C.	15,397	5,349
	Games Workshop Group P.L.C.	201,170	7,901,916
	Gocompare.Com Group P.L.C.	1,864,523	1,978,465
	Greene King P.L.C.	2,728,082	16,789,690
	Greggs P.L.C.	628,498	9,320,182
	GVC CVR	6,643,757	919,689

138

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	GVC Holdings P.L.C.	829,711	$9,938,581
	Gym Group P.L.C. (The)	622,311	2,351,426
	Halfords Group P.L.C.	1,296,084	5,094,424
	Headlam Group P.L.C.	473,413	2,724,968
	Henry Boot P.L.C.	468,029	1,581,052
#	Hollywood Bowl Group P.L.C.	155,536	401,448
	Hostelworld Group P.L.C.	188,310	471,451
	Inchcape P.L.C.	2,896,356	20,004,211
	J D Wetherspoon P.L.C.	509,541	8,043,250
	JD Sports Fashion P.L.C.	2,556,369	13,323,239
	John Menzies P.L.C.	482,924	3,211,989
*	JPJ Group P.L.C.	390,614	3,069,466
	Lookers P.L.C.	1,959,534	2,394,116
	Marston’s P.L.C.	4,331,872	5,493,928
	McCarthy & Stone P.L.C.	1,823,184	3,147,908
	Merlin Entertainments P.L.C.	4,338,517	17,917,207
	Millennium & Copthorne Hotels P.L.C.	1,670,579	10,119,987
	Mitchells & Butlers P.L.C.	1,348,362	4,470,562
	MJ Gleeson P.L.C.	201,540	1,799,296
	Moneysupermarket.com Group P.L.C.	3,571,936	13,389,188
#*	Mothercare P.L.C.	1,543,280	384,598
	Motorpoint group P.L.C.	44,038	123,774
	N Brown Group P.L.C.	1,083,230	1,883,541
*	Ocado Group P.L.C.	2,765,277	30,182,185
#	On the Beach Group P.L.C.	686,985	3,758,535
	Pendragon P.L.C.	7,463,528	2,567,230
#	Pets at Home Group P.L.C.	2,062,834	2,896,893
	Photo-Me International P.L.C.	1,345,530	1,902,488
	Playtech P.L.C.	1,139,685	6,969,019
	Rank Group P.L.C.	874,026	1,786,291
	Redrow P.L.C.	1,738,820	11,740,510
	Restaurant Group P.L.C. (The)	1,285,921	3,949,678
	Revolution Bars Group P.L.C.	17,764	26,817
	Sportech P.L.C.	408,363	283,960
*	Sports Direct International P.L.C.	1,426,604	5,946,542
	SSP Group P.L.C.	2,882,681	24,577,258
	Superdry P.L.C.	287,961	2,971,061
	Ted Baker P.L.C.	158,643	3,713,443
	Thomas Cook Group P.L.C.	8,687,680	4,996,935
	Topps Tiles P.L.C.	925,429	741,657
	Vitec Group P.L.C. (The)	182,809	2,872,693
	WH Smith P.L.C.	697,855	17,346,819
	William Hill P.L.C.	5,838,359	15,694,600
TOTAL CONSUMER DISCRETIONARY			453,539,481

CONSUMER STAPLES — (4.7%)
	A.G. Barr P.L.C.	707,107	6,903,284
	Anglo-Eastern Plantations P.L.C.	107,628	792,507
	Britvic P.L.C.	1,623,694	16,392,263
	Carr’s Group P.L.C.	349,511	668,437
	Cranswick P.L.C.	328,907	12,143,090
	Dairy Crest Group P.L.C.	941,872	5,747,048
	Devro P.L.C.	968,275	2,031,224
	Fevertree Drinks P.L.C.	78,501	2,786,845
	Greencore Group P.L.C.	5,420,264	13,118,474
	Hilton Food Group P.L.C.	158,286	1,864,801

139

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
CONSUMER STAPLES — (Continued)
	McBride P.L.C.	1,090,323	$1,762,868
	McColl’s Retail Group P.L.C.	60,390	98,488
#*	Premier Foods P.L.C.	4,937,259	2,403,540
	PZ Cussons P.L.C.	1,581,817	4,414,089
*	REA Holdings P.L.C.	50,639	167,796
	Stock Spirits Group P.L.C.	1,059,380	2,699,073
	Tate & Lyle P.L.C.	3,470,820	29,842,389
TOTAL CONSUMER STAPLES			103,836,216

ENERGY — (5.0%)
	Anglo Pacific Group P.L.C.	777,634	1,293,654
*	Cairn Energy P.L.C.	4,034,261	10,131,005
*	EnQuest P.L.C.	10,559,436	3,661,702
*	Faroe Petroleum P.L.C.	184,307	348,457
*	Genel Energy P.L.C.	311,974	863,996
*	Gulf Keystone Petroleum, Ltd.	1,160,816	3,296,168
*	Gulf Marine Services P.L.C.	125,859	66,170
*	Hunting P.L.C.	1,235,696	10,602,742
#*	Hurricane Energy P.L.C.	526,197	308,706
	John Wood Group P.L.C.	2,672,479	24,357,624
*	Lamprell P.L.C.	1,219,262	982,046
*	Nostrum Oil & Gas P.L.C.	184,064	483,419
*	Ophir Energy P.L.C.	4,489,030	2,364,586
	Petrofac, Ltd.	1,535,431	11,290,822
*	Premier Oil P.L.C.	5,111,162	7,011,781
*	Rockhopper Exploration P.L.C.	95,701	36,736
	Soco International P.L.C.	1,265,317	1,356,767
#	Stobart Group, Ltd.	1,600,249	4,340,740
*	Tullow Oil P.L.C.	9,184,155	26,349,926
TOTAL ENERGY			109,147,047

FINANCIALS — (16.2%)
#	Arrow Global Group P.L.C.	964,887	2,355,931
	Ashmore Group P.L.C.	2,459,810	11,055,009
	Bank of Georgia Group P.L.C.	236,507	4,719,563
	Beazley P.L.C.	3,286,678	22,067,924
	Brewin Dolphin Holdings P.L.C.	1,841,085	7,735,755
	Burford Capital, Ltd.	85,825	1,819,232
	Charles Stanley Group P.L.C.	122,025	506,655
	Charles Taylor P.L.C.	206,958	630,322
	Chesnara P.L.C.	720,194	3,163,760
	City of London Investment Group P.L.C.	5,500	26,503
	Close Brothers Group P.L.C.	976,050	18,332,330
	CMC Markets P.L.C.	685,144	1,027,518
	CYBG P.L.C.	6,020,590	20,685,533
	esure Group P.L.C.	1,683,935	5,991,029
*	Georgia Capital P.L.C.	231,899	3,465,373
	Hansard Global P.L.C.	16,468	10,156
	Hastings Group Holdings P.L.C.	1,413,583	3,340,893
	Hiscox, Ltd.	1,516,229	31,495,717
	IG Group Holdings P.L.C.	2,325,115	17,950,224
	Intermediate Capital Group P.L.C.	1,852,823	22,503,673
	International Personal Finance P.L.C.	1,264,200	2,881,125
#*	IP Group P.L.C.	2,384,612	3,256,084
	Jardine Lloyd Thompson Group P.L.C.	809,362	19,503,096
	Jupiter Fund Management P.L.C.	2,539,187	10,928,689

140

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
FINANCIALS — (Continued)
	Just Group P.L.C.	3,520,684	$3,990,391
#	Lancashire Holdings, Ltd.	1,298,727	9,790,876
	Liontrust Asset Management P.L.C.	1,513	11,250
	Man Group P.L.C.	10,998,653	21,822,503
*	Metro Bank P.L.C.	64,014	1,816,594
	NEX Group P.L.C.	1,743,102	25,279,326
	Non-Standard Finance P.L.C.	215,168	181,980
	Numis Corp. P.L.C.	23,503	87,091
	OneSavings Bank P.L.C.	1,267,768	6,038,967
	Paragon Banking Group P.L.C.	1,810,618	9,839,762
	Phoenix Group Holdings	3,125,763	24,025,049
*	Provident Financial P.L.C.	713,469	4,650,849
	Quilter P.L.C.	2,325,076	3,440,141
	Rathbone Brothers P.L.C.	285,623	8,402,950
	River & Mercantile Group P.L.C.	10,512	39,032
	S&U P.L.C.	20,717	546,580
	Saga P.L.C.	5,841,424	8,894,666
	TP ICAP P.L.C.	3,254,964	12,058,790
*	Waterloo Investment Holdings	4,000	100
TOTAL FINANCIALS			356,368,991

HEALTHCARE — (3.1%)
	Alliance Pharma P.L.C.	248,411	212,489
*	BTG P.L.C.	2,027,017	14,278,983
#	CareTech Holdings P.L.C.	149,456	755,993
#*	Circassia Pharmaceuticals P.L.C.	516,889	370,298
	Consort Medical P.L.C.	288,489	4,105,761
	ConvaTec Group P.L.C.	555,052	1,147,280
	CVS Group P.L.C.	43,684	469,684
	Dechra Pharmaceuticals P.L.C.	7,125	208,179
	EMIS Group P.L.C.	19,486	225,106
	Genus P.L.C.	201,423	5,690,793
	Hikma Pharmaceuticals P.L.C.	709,610	17,211,561
*	Indivior P.L.C.	4,141,064	9,966,348
	Integrated Diagnostics Holdings P.L.C.	330,094	1,141,787
#	Mediclinic International P.L.C.	1,126,051	5,411,713
#	Spire Healthcare Group P.L.C.	1,346,485	2,020,782
	UDG Healthcare P.L.C.	314,515	2,536,587
*	Vectura Group P.L.C.	3,739,729	3,397,314
TOTAL HEALTHCARE			69,150,658

INDUSTRIALS — (26.1%)
	Aggreko P.L.C.	1,503,944	16,482,453
	Air Partner P.L.C.	253,425	324,980
	Avon Rubber P.L.C.	177,528	2,717,471
	Babcock International Group P.L.C.	2,386,069	18,607,071
	Balfour Beatty P.L.C.	4,353,036	14,624,025
	BBA Aviation P.L.C.	7,229,201	22,169,451
	Biffa P.L.C.	711,141	2,131,432
	Bodycote P.L.C.	1,373,987	13,953,125
	Braemar Shipping Services P.L.C.	144,282	422,707
*	Capita P.L.C.	4,006,970	6,562,417
	Chemring Group P.L.C.	1,688,550	3,935,952
#	Clarkson P.L.C.	145,275	4,412,085
#	Clipper Logistics P.L.C.	153,780	511,389
*	Cobham P.L.C.	13,770,449	18,902,012

141

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Communisis P.L.C.	576,423	$523,558
	Costain Group P.L.C.	689,487	3,305,164
	Dart Group P.L.C.	40,794	442,547
	De La Rue P.L.C.	665,602	4,082,382
#*	Dialight P.L.C.	105,397	523,646
	Diploma P.L.C.	741,498	12,434,144
*	Firstgroup P.L.C.	7,517,215	8,172,919
*	Flybe Group P.L.C.	616,871	80,530
	G4S P.L.C.	4,205,189	11,540,525
	Galliford Try P.L.C.	665,840	7,418,890
	Go-Ahead Group P.L.C. (The)	272,852	5,364,312
	Goodwin P.L.C.	383	12,459
	Grafton Group P.L.C.	1,493,774	13,799,516
	Harvey Nash Group P.L.C.	21,146	35,243
	Hays P.L.C.	10,095,835	21,142,022
	HomeServe P.L.C.	1,796,181	21,804,263
	Howden Joinery Group P.L.C.	4,514,716	27,032,776
	IMI P.L.C.	1,718,223	21,784,421
#*	Interserve P.L.C.	957,407	591,543
	IWG P.L.C.	3,542,658	10,396,631
	James Fisher & Sons P.L.C.	285,545	6,180,295
	John Laing Group P.L.C.	1,925,290	7,661,229
	Keller Group P.L.C.	477,111	3,945,980
#	Kier Group P.L.C.	559,723	6,265,171
*	Management Consulting Group P.L.C.	2,329,842	56,609
	Mears Group P.L.C.	756,835	3,432,934
	Meggitt P.L.C.	5,004,804	33,860,533
	Melrose Industries P.L.C.	317,733	683,950
#	Mitie Group P.L.C.	2,157,230	4,007,228
	Morgan Advanced Materials P.L.C.	1,766,207	6,218,670
	Morgan Sindall Group P.L.C.	215,216	3,261,813
	National Express Group P.L.C.	2,749,825	14,050,708
	Norcros P.L.C.	116,690	320,311
	Northgate P.L.C.	2,144,364	10,327,656
	Pagegroup P.L.C.	2,363,699	15,151,252
	PayPoint P.L.C.	353,675	3,570,350
	Polypipe Group P.L.C.	1,379,395	6,528,956
	Porvair P.L.C.	15,572	88,685
	QinetiQ Group P.L.C.	3,775,440	13,373,093
	Redde P.L.C.	114,097	256,676
	Renewi P.L.C.	4,138,015	2,712,334
#*	Renold P.L.C.	193,435	76,095
	Ricardo P.L.C.	293,740	2,668,165
	Robert Walters P.L.C.	381,498	2,845,095
	Rotork P.L.C.	5,593,291	21,417,382
	Royal Mail P.L.C.	480,649	2,206,625
	RPS Group P.L.C.	1,379,834	2,760,358
	Senior P.L.C.	3,198,036	11,138,669
	Severfield P.L.C.	1,090,941	971,475
	SIG P.L.C.	3,874,478	5,549,103
	Speedy Hire P.L.C.	2,836,561	2,037,879
	Spirax-Sarco Engineering P.L.C.	142,643	11,782,288
	Staffline Group P.L.C.	2,683	40,635
	Stagecoach Group P.L.C.	2,691,935	5,263,252
	SThree P.L.C.	599,372	2,345,088
	T Clarke P.L.C.	147,457	149,790
	Travis Perkins P.L.C.	1,526,689	21,562,494

142

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Trifast P.L.C.	484,434	$1,192,604
	Tyman P.L.C.	794,254	2,809,220
	Ultra Electronics Holdings P.L.C.	558,008	10,257,144
	Vesuvius P.L.C.	1,601,934	11,114,363
*	Volex P.L.C.	307,047	304,835
	Volution Group P.L.C.	297,212	657,551
	Vp P.L.C.	159,998	2,059,018
	Weir Group P.L.C (The)	419,180	8,482,751
	Wilmington PL.C	334,384	728,598
	Wincanton P.L.C.	713,322	1,889,093
*	Wizz Air Holdings P.L.C.	76,522	2,509,843
	XP Power, Ltd.	89,899	2,920,188
TOTAL INDUSTRIALS			575,938,095

INFORMATION TECHNOLOGY — (5.6%)
	AVEVA Group P.L.C.	418,740	14,006,908
	Computacenter P.L.C.	516,757	7,251,910
	DiscoverIE Group P.L.C.	393,898	1,794,321
	Electrocomponents P.L.C.	3,256,497	25,783,135
	Equiniti Group P.L.C.	1,948,852	5,360,938
	FDM Group Holdings P.L.C.	231,438	2,536,954
	Halma P.L.C.	483,238	8,200,730
	iomart Group P.L.C.	32,923	161,684
#*	IQE P.L.C.	333,707	386,252
	Kainos Group P.L.C.	193,043	970,925
	NCC Group P.L.C.	1,389,618	3,480,683
	Oxford Instruments P.L.C.	320,394	3,843,278
	Renishaw P.L.C.	239,289	12,858,337
	RM P.L.C.	336,909	849,476
	SDL P.L.C.	457,539	2,679,317
	Smart Metering Systems P.L.C.	10,459	76,902
	Softcat P.L.C.	634,004	5,229,752
	Spectris P.L.C.	723,646	19,798,756
	Spirent Communications P.L.C.	3,800,143	5,738,281
	Strix Group P.L.C.	109,334	207,640
*	Telit Communications P.L.C.	15,130	30,522
	TT Electronics P.L.C.	921,946	2,516,007
	Xaar P.L.C.	155,393	289,345
TOTAL INFORMATION TECHNOLOGY			124,052,053

MATERIALS — (6.2%)
*	Acacia Mining P.L.C.	180,334	352,679
*	Carclo P.L.C.	205,594	210,794
	Castings P.L.C.	159,566	787,413
	Centamin P.L.C.	6,191,392	7,862,423
	Central Asia Metals P.L.C.	39,530	109,558
	Elementis P.L.C.	3,762,522	9,830,472
	Essentra P.L.C.	1,088,745	5,306,994
	Evraz P.L.C.	1,339,771	9,282,884
	Ferrexpo P.L.C.	1,878,001	4,999,499
	Forterra P.L.C.	1,045,372	2,949,850
*	Gem Diamonds, Ltd.	679,902	904,312
	Highland Gold Mining, Ltd.	249,280	459,495
	Hill & Smith Holdings P.L.C.	477,216	6,033,835
	Hochschild Mining P.L.C.	968,805	1,950,226
	Ibstock P.L.C.	2,409,823	6,908,946

143

Summary Schedule of Portfolio Holdings
continued

	Shares	Value»
MATERIALS — (Continued)
KAZ Minerals P.L.C.	1,231,175	$8,129,082
* Lonmin P.L.C.	1,584,135	982,654
Low & Bonar P.L.C.	1,194,255	475,203
Marshalls P.L.C.	1,246,986	6,862,695
#* Petra Diamonds, Ltd.	5,332,777	2,671,896
* Petropavlovsk P.L.C.	740,190	62,597
Rhi Magnesita NV	10,384	503,314
RPC Group P.L.C.	2,589,442	25,239,745
Scapa Group P.L.C.	76,815	401,177
#* Sirius Minerals P.L.C.	1,194,227	350,959
Synthomer P.L.C.	1,805,664	10,242,323
Victrex P.L.C.	634,126	21,450,080
Zotefoams P.L.C.	93,537	646,162
TOTAL MATERIALS		135,967,267

REAL ESTATE — (2.7%)
Capital & Counties Properties P.L.C.	4,642,681	14,813,146
# CLS Holdings P.L.C.	495,994	1,375,804
* Countrywide P.L.C.	1,699,141	227,353
Daejan Holdings P.L.C.	44,979	3,372,546
# Foxtons Group P.L.C.	1,145,927	682,598
Grainger P.L.C.	2,915,516	10,072,548
Harworth Group P.L.C.	30,680	45,663
Helical P.L.C.	656,792	2,601,262
LSL Property Services P.L.C.	404,839	1,293,269
* Raven Property Group, Ltd.	1,031,431	594,544
Savills P.L.C.	872,779	8,077,704
St. Modwen Properties P.L.C.	2,832,022	13,519,067
U & I Group P.L.C.	825,209	2,415,113
Urban & Civic P.L.C.	219,328	827,857
Watkin Jones P.L.C.	34,926	93,816
TOTAL REAL ESTATE		60,012,290

UTILITIES — (2.1%)
Drax Group P.L.C.	2,899,857	14,853,691
Pennon Group P.L.C.	2,715,100	25,865,566
Severn Trent P.L.C.	54,797	1,302,216
Telecom Plus P.L.C.	344,980	5,383,221
TOTAL UTILITIES		47,404,694
TOTAL COMMON STOCKS		2,178,207,299

PREFERRED STOCKS — (0.0%)
CONSUMER STAPLES — (0.0%)
Mcbride P.L.C.	30,529,044	39,022
TOTAL INVESTMENT SECURITIES		2,178,246,321

SECURITIES LENDING COLLATERAL — (1.2%)
@§ DFA Short Term Investment Fund	2,207,404	25,539,665
TOTAL INVESTMENTS — (100.0%)
(Cost $2,157,526,564)		$2,203,785,986

144

Summary Schedule of Portfolio Holdings
continued

P.L.C.	Public Limited Company
SA	Special Assessment
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$142,790,507	—	$142,790,507
Consumer Discretionary	—	453,539,481	—	453,539,481
Consumer Staples	—	103,836,216	—	103,836,216
Energy	—	109,147,047	—	109,147,047
Financials	—	356,368,991	—	356,368,991
Healthcare	—	69,150,658	—	69,150,658
Industrials	—	575,938,095	—	575,938,095
Information Technology	—	124,052,053	—	124,052,053
Materials	—	135,967,267	—	135,967,267
Real Estate	—	60,012,290	—	60,012,290
Utilities	—	47,404,694	—	47,404,694
Preferred Stocks
Consumer Staples	—	39,022	—	39,022
Securities Lending Collateral	—	25,539,665	—	25,539,665
TOTAL	—	$2,203,785,986	—	$2,203,785,986

145

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2018

		Shares	Value»
COMMON STOCKS — (89.5%)
AUSTRIA — (2.8%)
	Agrana Beteiligungs AG	74,268	$1,479,612
	ANDRITZ AG	447,429	23,181,306
	Atrium European Real Estate, Ltd.	884,340	3,686,065
#	Austria Technologie & Systemtechnik AG	171,443	4,061,027
	CA Immobilien Anlagen AG	459,315	14,946,903
	DO & CO AG	45,778	4,150,702
	EVN AG	224,206	3,919,048
	FACC AG	182,913	3,217,484
	Flughafen Wien AG	25,564	993,585
#	IMMOFINANZ AG	591,726	14,086,457
	Josef Manner & Co. AG	870	61,382
	Kapsch TrafficCom AG	33,915	1,210,146
#	Lenzing AG	84,813	7,693,320
	Mayr Melnhof Karton AG	52,038	6,586,096
	Oberbank AG	43,377	4,372,687
	Oesterreichische Post AG	209,470	8,503,084
#	Palfinger AG	95,159	2,901,567
#	POLYTEC Holding AG	105,679	1,089,430
#	Porr AG	75,463	2,042,960
	Rosenbauer International AG	19,688	1,003,493
	S IMMO AG	352,379	6,024,690
	Schoeller-Bleckmann Oilfield Equipment AG	75,301	6,721,845
#*	Semperit AG Holding	68,546	1,132,165
	Strabag SE	106,385	3,740,598
	Telekom Austria AG	1,010,252	7,495,888
	UBM Development AG	15,638	669,753
	UNIQA Insurance Group AG	904,369	8,446,216
	Verbund AG	100,314	4,037,862
	Vienna Insurance Group AG Wiener Versicherung Gruppe	232,986	6,187,315
	Wienerberger AG	617,965	14,213,814
#*	Zumtobel Group AG	175,339	1,589,965
TOTAL AUSTRIA			169,446,465

BELGIUM — (3.6%)
	Ackermans & van Haaren NV	156,548	24,646,516
*	AGFA-Gevaert NV	1,218,771	5,441,400
#*	Argenx SE	93,033	7,382,276
	Atenor	14,566	825,580
	Banque Nationale de Belgique	87	254,262
	Barco NV	68,858	7,840,625
#	Bekaert SA	220,890	4,770,684
#*	Biocartis NV	189,137	2,563,552
	bpost SA	503,661	7,643,853
#*	Celyad SA	46,214	1,147,869
	Cie d’Entreprises CFE	48,913	5,186,334
	Cie Immobiliere de Belgique SA	16,878	981,419
	Co.Br.Ha Societe Commerciale de Brasserie SA	111	546,834
	Deceuninck NV	409,000	955,329
	D’ieteren SA	162,555	6,429,241
#	Econocom Group SA	755,740	2,365,493
	Elia System Operator SA	174,446	10,906,067
#	Euronav NV	1,268,588	11,812,708
	EVS Broadcast Equipment SA	19,390	431,025
146

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
BELGIUM — (Continued)
#*	Exmar NV	133,424	$899,391
	Fagron	262,019	4,261,723
*	Galapagos NV	93,123	9,566,655
*	Galapagos NV	220,186	22,621,528
	Gimv NV	87,496	4,667,626
#*	Ion Beam Applications	130,894	2,301,403
	Jensen-Group NV	19,232	674,974
	Kinepolis Group NV	95,839	5,144,955
#	Lotus Bakeries	1,562	4,030,484
#*	MDxHealth	239,516	470,335
#	Melexis NV	115,669	7,607,436
#*	Nyrstar NV	84,985	153,500
#	Ontex Group NV	485,473	9,304,794
	Orange Belgium SA	98,577	1,770,277
*	Oxurion NV	62,799	337,000
#	Picanol	28,690	2,575,450
	Recticel SA	270,323	2,102,966
	Resilux	5,788	845,091
	Roularta Media Group NV	19,318	333,549
	Sioen Industries NV	50,085	1,215,331
	Sipef NV	35,631	2,078,278
*	Telenet Group Holding NV	9,326	451,830
	TER Beke SA	3,481	566,417
*	Tessenderlo Group SA	213,754	7,524,749
	Umicore SA	425,457	20,027,502
	Van de Velde NV	35,498	885,138
*	Viohalco SA	583,796	1,679,426
TOTAL BELGIUM			216,228,875

DENMARK — (5.4%)
#*	ALK-Abello A.S.	43,583	6,982,160
	Alm Brand A.S.	562,935	4,714,207
	Ambu A.S., Class B	1,079,783	22,493,703
	Arkil Holding A.S., Class B	92	14,349
*	Bang & Olufsen A.S.	256,627	5,331,112
	BankNordik P/F	10,800	184,398
#*	Bavarian Nordic A.S.	204,295	4,721,826
	Brodrene Hartmann A.S.	16,148	767,092
	Columbus A.S.	432,582	1,027,042
#*	D/S Norden A.S.	216,070	2,984,252
	DFDS A.S.	306,367	13,112,653
	Djurslands Bank A.S.	8,970	325,519
#	FLSmidth & Co. A.S.	290,273	15,230,776
	Fluegger Group A.S., Class B	4,198	191,153
	GN Store Nord A.S.	935,887	39,699,067
	GronlandsBANKEN A.S.	1,125	100,323
#*	H+H International A.S., Class B	103,235	1,697,602
	Harboes Bryggeri A.S., Class B	17,239	204,986
#	IC Group A.S.	43,760	337,584
	ISS A.S.	582,591	19,132,966
#	Jeudan A.S.	7,259	1,030,318
	Jyske Bank A.S.	491,188	20,055,672
	Lan & Spar Bank	4,981	345,951
	Matas A.S.	57,417	554,548
*	Nilfisk Holding A.S.	202,411	7,945,087
#*	NKT A.S.	206,194	3,878,497

147

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
DENMARK — (Continued)
#	NNIT A.S.	71,616	$2,025,116
#	Pandora A.S.	149,348	9,333,672
	Parken Sport & Entertainment A.S.	34,515	400,360
	Per Aarsleff Holding A.S.	135,907	4,444,985
#	Ringkjoebing Landbobank A.S.	166,464	8,460,746
	Roblon A.S., Class B	973	38,537
	Rockwool International A.S., Class A	455	130,111
	Rockwool International A.S., Class B	49,342	16,858,101
	Royal Unibrew A.S.	364,385	25,857,570
#	RTX A.S.	52,854	1,379,441
	Scandinavian Tobacco Group A.S., Class A	225,458	3,420,442
	Schouw & Co., A.S.	85,260	6,962,121
	SimCorp A.S.	284,735	21,923,197
	Solar A.S., Class B	37,386	2,002,766
	Spar Nord Bank A.S.	543,617	4,504,368
	Sydbank A.S.	505,787	11,682,304
#	Tivoli A.S.	9,878	956,355
#*	TK Development A.S.	307,965	272,678
	Topdanmark A.S.	491,266	23,351,623
*	TORM P.L.C.	72,081	423,756
	Tryg A.S.	9,779	235,732
	United International Enterprises	10,336	2,321,267
#*	Veloxis Pharmaceuticals A.S.	68,255	14,258
#*	Vestjysk Bank A.S.	1,501,522	461,598
#*	Zealand Pharma A.S.	179,773	2,288,639
TOTAL DENMARK			322,812,586

FINLAND — (6.2%)
#*	Afarak Group Oyj	316,672	314,790
#	Ahlstrom-Munksjo Oyj	143,612	2,238,682
#	Aktia Bank Oyj	292,637	2,850,100
	Alandsbanken Abp, Class B	21,354	329,012
	Alma Media Oyj	129,772	967,088
	Amer Sports Oyj	843,708	31,362,132
	Apetit Oyj	19,668	221,623
	Asiakastieto Group Oyj	319	10,493
	Aspo Oyj	92,762	964,833
	Atria Oyj	79,704	763,738
#*	BasWare Oyj	56,551	1,274,851
#	Bittium Oyj	204,447	1,354,782
	Cargotec Oyj, Class B	276,468	11,490,595
#*	Caverion Oyj	701,745	4,392,046
#	Citycon Oyj	2,641,442	5,133,631
	Cramo Oyj	260,177	4,959,617
	Digia Oyj	69,731	224,671
	Elisa Oyj	520,670	20,715,389
	Finnair Oyj	487,004	3,658,327
	Fiskars Oyj Abp	209,143	3,856,085
	F-Secure Oyj	631,341	1,646,635
	Glaston Oyj ABP	46,084	20,897
	HKScan Oyj, Class A	257,744	557,739
#	Huhtamaki Oyj	703,421	19,722,121
	Ilkka-Yhtyma Oyj	61,503	211,603
	Kemira Oyj	732,189	8,980,214
	Kesko Oyj, Class A	44,353	2,489,296
	Kesko Oyj, Class B	514,318	30,037,493

148

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
FINLAND — (Continued)
#	Konecranes Oyj	440,428	$15,772,141
	Lassila & Tikanoja Oyj	210,045	3,778,917
#	Lehto Group Oyj	129,587	674,755
	Metsa Board Oyj	1,479,556	12,939,494
	Metso Oyj	776,014	24,500,237
	Nokian Renkaat Oyj	840,330	26,729,512
	Olvi Oyj, Class A	92,286	3,087,917
#	Oriola Oyj	6,054	18,362
	Oriola Oyj, Class B	931,236	2,844,464
	Orion Oyj, Class A	131,307	4,543,314
	Orion Oyj, Class B	609,509	20,966,688
#	Outokumpu Oyj	2,921,503	12,246,047
*	Outotec Oyj	1,238,541	4,790,442
#	Pihlajalinna Oyj	77,064	784,621
	Ponsse Oyj	72,115	2,218,013
#	Poyry Oyj	196,085	1,665,715
*	QT Group Oyj	55,899	501,573
	Raisio Oyj, Class V	740,826	2,272,362
	Ramirent Oyj	565,593	4,129,184
	Rapala VMC Oyj	109,543	409,602
	Raute Oyj, Class A	2,644	74,889
	Revenio Group Oyj	117,238	1,699,821
	Sanoma Oyj	749,458	8,444,514
#	SRV Group Oyj	66,041	167,434
*	Stockmann Oyj Abp, Class A	49,045	166,484
#*	Stockmann Oyj Abp (5462393), Class B	189,838	647,957
	Teleste Oyj	52,966	377,844
	Tieto Oyj	372,623	11,994,411
#	Tikkurila Oyj	250,164	3,406,726
	Tokmanni Group Corp.	257,563	2,089,161
	Uponor Oyj	354,033	3,834,242
	Vaisala Oyj, Class A	108,597	2,125,914
	Valmet Oyj	919,512	20,936,249
	Viking Line Abp	7,869	116,762
#	YIT Oyj	1,430,763	8,148,901
TOTAL FINLAND			369,853,152

FRANCE — (11.3%)
	ABC arbitrage	116,625	842,911
	Actia Group	51,304	245,576
*	Air France-KLM	1,383,572	13,376,629
	Akka Technologies	60,065	3,956,719
	AKWEL	56,783	1,130,828
	Albioma SA	165,658	3,218,822
	Altamir	136,094	2,381,605
	Alten SA	155,918	15,025,870
#	Altran Technologies SA	1,370,722	13,586,061
*	Amplitude Surgical SAS	19,526	71,135
#	Antalis International SAS	58,230	74,236
	APRIL SA	75,049	1,357,137
#*	Archos	122,992	62,996
	Assystem	62,252	1,808,922
	Aubay	31,711	1,128,440
	Axway Software SA	38,973	617,058
#	Bastide le Confort Medical	17,494	694,270
	Beneteau SA	223,296	3,701,996

149

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
FRANCE — (Continued)
	Bigben Interactive	74,415	$654,524
	Boiron SA	38,331	2,295,019
	Bonduelle SCA	84,152	2,985,008
#*	Bourbon Corp.	163,857	958,121
	Burelle SA	931	990,247
#	Casino Guichard Perrachon SA	271,603	11,978,434
	Catering International Services	14,124	197,429
*	Cegedim SA	25,406	635,232
*	CGG SA	4,063,912	9,830,682
	Chargeurs SA	115,644	2,497,960
	Cie des Alpes	57,284	1,747,868
	Cie Plastic Omnium SA	327,341	9,100,802
*	Coface SA	529,375	5,290,115
	Derichebourg SA	584,687	2,812,808
	Devoteam SA	30,634	3,370,274
	Dom Security	1,497	86,707
	Edenred	734,903	27,877,180
	Electricite de Strasbourg SA	21,353	2,477,932
#	Elior Group SA	594,569	8,552,463
	Elis SA	809,184	16,316,528
	Eramet	65,268	6,008,343
#*	Erytech Pharma SA	681	5,041
	Esso SA Francaise	16,100	634,694
*	Etablissements Maurel et Prom	159,620	738,400
	Euronext NV	334,230	20,565,988
#	Europcar Mobility Group	568,694	5,381,293
	Eutelsat Communications SA	1,153,248	23,358,563
	Exel Industries, Class A	10,419	797,819
	Fleury Michon SA	6,124	316,508
*	Fnac Darty SA (V7VQL46)	119,523	8,497,345
	Gaumont SA	11,360	1,601,743
	Gaztransport Et Technigaz SA	118,320	8,745,031
	GEA	2,433	258,996
	Getlink	1,262,810	15,884,008
	Gevelot SA	3,466	732,924
#	GL Events	63,507	1,357,711
	Groupe Crit	23,123	1,545,772
	Groupe Gorge	22,858	257,654
	Groupe Open	29,172	711,039
#	Guerbet	34,086	2,162,183
	Haulotte Group SA	74,466	842,787
	HERIGE SADCS	4,147	113,681
#*	HiPay Group SA	24,579	302,482
*	ID Logistics Group	11,344	1,914,180
	Imerys SA	177,200	10,923,154
	Ingenico Group SA	412,072	29,164,382
	Interparfums SA	31,455	1,300,615
	Ipsen SA	47,538	6,591,305
	IPSOS	208,380	5,548,850
	Jacquet Metal Service SA	75,602	1,565,854
	Kaufman & Broad SA	108,602	4,454,114
#	Korian SA	327,739	12,912,909
	Lagardere SCA	778,374	21,276,640
	Lanson-BCC	8,795	302,917
	Laurent-Perrier	13,068	1,339,844
	Le Belier	10,566	406,898
	Lectra	143,598	3,040,674

150

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
FRANCE — (Continued)
#	Linedata Services	14,505	$497,259
	LISI	104,857	3,054,070
	LNA Sante SA	30,551	1,615,667
	Maisons du Monde SA	202,470	5,075,681
#	Maisons France Confort SA	15,908	591,382
	Manitou BF SA	56,974	1,604,424
	Manutan International	14,949	1,000,015
	Mersen SA	117,956	3,891,464
#*	METabolic EXplorer SA	156,395	320,101
	Metropole Television SA	290,250	5,618,024
	Mr Bricolage SA	30,731	353,116
	Neopost SA	225,529	7,248,413
#	Nexans SA	214,579	6,192,380
	Nexity SA	268,736	12,851,192
#*	Nicox	145,865	858,493
	NRJ Group	81,965	723,381
#	Oeneo SA	160,584	1,624,803
#*	OL Groupe SA	10,735	33,393
#*	Onxeo SA	246,319	269,493
#*	Onxeo SA	48,958	54,492
	Orpea	29,686	3,654,727
#*	Parrot SA	112,753	519,246
#*	Pierre & Vacances SA	29,600	655,435
#	Plastivaloire	52,074	650,669
	PSB Industries SA	8,805	457,698
#	Rallye SA	156,235	1,734,191
#*	Recylex SA	102,008	716,596
	Rexel SA	2,158,941	27,520,701
	Robertet SA	4,128	2,449,539
	Rothschild & Co.	72,007	2,869,236
	Rubis SCA	600,204	30,966,985
	Samse SA	8,068	1,123,533
	Sartorius Stedim Biotech	100,048	12,397,028
	Savencia SA	33,010	2,422,711
	Seche Environnement SA	13,339	393,741
	Societe BIC SA	161,260	15,437,920
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	60,012	3,393,220
	Societe Marseillaise du Tunnel Prado-Carenage SA	5,211	102,705
	Societe pour l’Informatique Industrielle	41,060	1,028,410
#*	SOITEC	125,494	8,942,040
#*	Solocal Group	3,930,265	3,186,756
#	Somfy SA	104,097	8,048,686
	Sopra Steria Group	101,694	11,263,388
#	SPIE SA	724,198	11,338,481
#*	SRP Groupe SA	37,923	180,216
*	Stallergenes Greer P.L.C.	17,371	532,604
#*	Ste Industrielle d’Aviation Latecoere SA	392,026	1,511,392
	Stef SA	28,044	2,569,691
	Sword Group	34,984	1,337,399
	Synergie SA	69,728	2,127,572
#	Tarkett SA	164,392	3,611,508
#*	Technicolor SA	1,531,532	1,952,475
	Teleperformance	144,931	23,868,988
	Television Francaise 1	615,411	6,259,438
#*	Tessi SA	6,874	1,017,931
	TFF Group	17,239	768,149

151

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
FRANCE — (Continued)
#	Thermador Groupe	35,570	$1,911,511
	Total Gabon	3,035	482,069
#*	Touax SA	9,530	64,422
	Trigano SA	54,707	5,554,242
*	Ubisoft Entertainment SA	141,155	12,661,962
	Union Financiere de France BQE SA	17,080	520,189
#*	Vallourec SA	2,261,226	10,689,157
*	Valneva SE	177,603	675,445
	Vetoquinol SA	19,343	1,083,356
	Vicat SA	104,300	5,605,142
	VIEL & Cie SA	162,802	865,739
	Vilmorin & Cie SA	29,068	1,731,199
*	Virbac SA	21,524	3,453,765
	Vranken-Pommery Monopole SA	18,262	496,229
*	Worldline SA	17,876	940,478
	XPO Logistics Europe SADIR	33	12,096
TOTAL FRANCE			672,734,134

GERMANY — (14.4%)
	7C Solarparken AG	12,773	37,601
*	A.S. Creation Tapeten	4,430	64,231
	Aareal Bank AG	449,919	16,737,558
	Adler Modemaerkte AG	47,849	182,417
#	ADLER Real Estate AG	203,696	3,293,374
#	ADO Properties SA	174,985	10,320,884
#*	ADVA Optical Networking SE	327,245	2,673,325
#*	AIXTRON SE	549,541	6,886,430
	All for One Steeb AG	4,222	251,387
	Allgeier SE	39,943	1,452,152
	Amadeus Fire AG	34,590	3,957,115
	Atoss Software AG	1,138	97,666
	Aurubis AG	273,125	16,578,550
	Axel Springer SE	43,277	2,873,895
#	Basler AG	9,252	1,636,842
#	Bauer AG	70,305	1,173,110
	BayWa AG	89,653	2,610,809
	BayWa AG	124	4,098
	Bechtle AG	211,097	18,746,981
	Bertrandt AG	36,308	3,004,669
#	bet-at-home.com AG	12,310	715,108
	Bijou Brigitte AG	22,217	924,151
#	Bilfinger SE	230,912	10,058,812
	Borussia Dortmund GmbH & Co. KGaA	486,763	5,270,124
#	CANCOM SE	228,662	9,323,398
	Carl Zeiss Meditec AG	169,872	13,914,818
#	CECONOMY AG	935,953	4,782,424
	CENIT AG	53,174	913,921
	CENTROTEC Sustainable AG	33,321	470,441
	Cewe Stiftung & Co. KGAA	38,067	2,982,266
	comdirect bank AG	198,700	2,352,711
	CompuGroup Medical SE	147,554	8,334,595
	Corestate Capital Holding SA	18,312	790,344
	CropEnergies AG	126,491	563,833
	CTS Eventim AG & Co. KGaA	367,892	13,792,268
	Data Modul AG	11,455	824,753
*	DEAG Deutsche Entertainment AG	44,855	157,065

152

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
GERMANY — (Continued)
	Delticom AG	28,981	$273,974
	Deutsche Beteiligungs AG	86,903	3,554,047
#	Deutsche EuroShop AG	357,086	11,080,709
	Deutsche Pfandbriefbank AG	852,463	11,319,416
	Deutz AG	865,981	6,440,940
*	Dialog Semiconductor P.L.C.	451,612	11,909,549
	DIC Asset AG	353,555	3,812,691
	Diebold Nixdorf AG	27,137	1,757,209
	DMG Mori AG	15,692	758,899
	Dr Hoenle AG	34,598	2,700,318
	Draegerwerk AG & Co. KGaA	16,799	819,026
#	Duerr AG	352,667	12,567,057
	Eckert & Ziegler AG	20,308	1,123,375
	EDAG Engineering Group AG	48,866	968,272
	Elmos Semiconductor AG	78,418	1,630,759
#	ElringKlinger AG	204,148	1,729,461
	Energiekontor AG	2,066	33,066
*	Euromicron AG	45,575	289,918
#	Ferratum Oyj	64,645	812,822
	Fielmann AG	166,513	10,328,720
	First Sensor AG	42,732	812,618
	FORTEC Elektronik AG	372	8,009
	Francotyp-Postalia Holding AG, Class A	55,619	235,749
	Freenet AG	921,900	20,736,172
	FRIWO AG	513	11,971
	Fuchs Petrolub SE	87,580	3,792,042
	GEA Group AG	155,221	4,716,544
	Gerresheimer AG	225,329	15,880,200
#*	Gerry Weber International AG	132,096	433,989
	Gesco AG	56,186	1,755,455
#	GFT Technologies SE	121,382	1,393,202
	Grand City Properties SA	429,757	10,389,716
#	GRENKE AG	81,982	7,862,347
	H&R GmbH & Co. KGaA	64,746	492,538
	Hamburger Hafen und Logistik AG	151,382	3,206,739
	Hapag-Lloyd AG	41,306	1,527,320
	Hawesko Holding AG	52	2,594
#*	Heidelberger Druckmaschinen AG	1,911,209	4,427,493
	Hella GmbH & Co KGaA	213,268	9,975,893
	Highlight Communications AG	98,406	575,471
*	HolidayCheck Group AG	175,906	595,347
	Hornbach Baumarkt AG	28,254	751,446
	Hornbach Holding AG & Co. KGaA	17,751	1,173,114
	Hugo Boss AG	456,778	32,642,934
	Indus Holding AG	131,189	7,162,811
	Isra Vision AG	111,249	4,772,080
	IVU Traffic Technologies AG	44,080	249,186
	Jenoptik AG	340,829	10,316,544
#	K+S AG	1,437,309	26,765,532
	Kloeckner & Co. SE	575,851	4,842,585
#	Koenig & Bauer AG	93,399	4,562,359
#	Krones AG	99,960	8,936,720
	KSB SE & Co. KGaA	3,466	1,192,961
	KWS Saat SE	15,926	5,410,462
	Lanxess AG	427,092	26,436,018
	LEG Immobilien AG	324,194	35,437,322
	Leifheit AG	51,737	924,892

153

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
GERMANY — (Continued)
#	Leoni AG	217,226	$7,929,730
*	LPKF Laser & Electronics AG	73,571	533,373
#*	Manz AG	30,876	976,457
	MasterFlex SE	21,291	191,118
	Mediclin AG	88,966	579,947
#*	Medigene AG	88,510	1,066,514
#	METRO AG	525,885	7,911,043
	MLP SE	380,431	2,194,502
	Nemetschek SE	144,235	18,960,783
#	Nexus AG	77,776	2,123,360
*	Nordex SE	399,366	3,710,265
	Norma Group SE	225,086	12,152,812
#	OHB SE	36,824	1,306,964
	OSRAM Licht AG	277,617	11,248,108
#	Paragon GmbH & Co. KGaA	14,660	426,643
	Patrizia Immobilien AG	333,436	5,731,894
*	Petro Welt Technologies AG	12,774	71,179
#	Pfeiffer Vacuum Technology AG	52,474	6,524,747
	PNE AG	482,262	1,319,924
	Progress-Werk Oberkirch AG	8,558	284,722
	ProSiebenSat.1 Media SE	589,920	13,622,127
	PSI Software AG	43,870	784,217
#	Puma SE	2,634	1,354,453
*	PVA TePla AG	83	1,067
#	QSC AG	643,630	1,133,663
*	R Stahl AG	14,952	386,556
	Rational AG	12,394	7,175,948
	Rheinmetall AG	298,579	25,840,127
	RHOEN-KLINIKUM AG	233,180	5,893,817
#	RIB Software SE	258,849	4,467,334
*	Rocket Internet SE	490,766	14,170,060
	S&T AG	241,440	6,000,408
#	SAF-Holland SA	359,253	5,235,892
	Salzgitter AG	276,307	11,043,421
#*	Schaltbau Holding AG	32,728	849,867
	Schloss Wachenheim AG	8,017	168,391
	Scout24 AG	208,769	8,652,098
	Secunet Security Networks AG	5,708	599,828
*	Senvion SA	31,747	181,007
#*	SGL Carbon SE	214,662	2,150,456
*	Shop Apotheke Europe NV	18,754	953,742
#	SHW AG	25,624	642,634
	Siltronic AG	153,046	14,016,682
#	Sixt Leasing SE	60,063	869,067
	Sixt SE	90,959	9,246,450
	SMA Solar Technology AG	85,104	1,985,912
*	SMT Scharf AG	22,763	337,772
	Softing AG	26,963	245,127
	Software AG	338,852	15,170,288
	Stabilus SA	152,530	10,221,692
#	STRATEC Biomedical AG	19,861	1,303,845
	Stroeer SE & Co. KGaA	180,625	9,441,432
#	Suedzucker AG	483,148	7,482,023
#*	SUESS MicroTec SE	137,494	1,751,880
	Surteco Group SE	45,548	1,012,634
	Syzygy AG	2,030	20,017
	TAG Immobilien AG	934,395	21,315,539

154

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
GERMANY — (Continued)
	Takkt AG	194,595	$3,305,596
#	Technotrans SE, Class C	44,267	1,578,216
*	Tele Columbus AG	296,432	1,043,182
	TLG Immobilien AG	583,835	14,823,221
#*	Tom Tailor Holding SE	214,000	816,930
	Traffic Systems SE	35,766	661,360
	Uniper SE	124,414	3,590,385
#	VERBIO Vereinigte BioEnergie AG	135,124	794,997
	Vossloh AG	68,437	3,166,204
	VTG AG	90,523	5,416,932
	Wacker Chemie AG	47,794	4,269,169
	Wacker Neuson SE	200,964	4,462,882
	Washtec AG	66,493	5,124,047
	Wuestenrot & Wuerttembergische AG	108,965	2,204,909
#	XING SE	18,521	5,568,703
	Zeal Network SE	46,356	1,125,552
TOTAL GERMANY			861,996,572

IRELAND — (1.0%)
	C&C Group P.L.C.	1,085,694	4,035,280
	C&C Group P.L.C.	399,607	1,497,187
*	Cairn Homes P.L.C.	282,593	452,625
	Datalex P.L.C.	107,125	263,593
	FBD Holdings P.L.C.	125,459	1,477,107
	FBD Holdings P.L.C.	857	10,403
	Glanbia P.L.C.	214,971	3,800,768
	Glanbia P.L.C.	700,613	12,429,963
	IFG Group P.L.C.	302,015	562,676
*	Independent News & Media P.L.C.	1,939,277	161,640
	Irish Continental Group P.L.C.	494,548	2,913,834
	Irish Continental Group P.L.C.	234,200	1,367,830
	Kingspan Group P.L.C.	438,083	19,033,686
*	Permanent TSB Group Holdings P.L.C.	127,648	274,189
	Smurfit Kappa Group P.L.C.	385,294	12,526,142
TOTAL IRELAND			60,806,923

ISRAEL — (2.6%)
	Adgar Investment and Development, Ltd.	6,982	11,167
*	ADO Group, Ltd.	91,502	2,005,719
	Afcon Holdings, Ltd.	764	34,921
#*	Africa Israel Properties, Ltd.	88,767	2,302,430
	Africa Israel Residences, Ltd.	2,237	36,710
*	Airport City, Ltd.	437,203	5,090,832
	Albaad Massuot Yitzhak, Ltd.	2,660	27,858
*	Allot Communications, Ltd.	166,831	1,074,337
	Alony Hetz Properties & Investments, Ltd.	526,174	5,005,023
	Alrov Properties and Lodgings, Ltd.	48,833	1,496,159
	Amot Investments, Ltd.	692,577	3,440,276
	Arad, Ltd.	15,796	186,233
*	Arko Holdings, Ltd.	1,440,389	741,929
	Ashtrom Group, Ltd.	56,634	239,628
#	Ashtrom Properties, Ltd.	193,644	806,875
	AudioCodes, Ltd.	169,415	2,091,684
	Avgol Industries 1953, Ltd.	468,925	484,785
*	Azorim-Investment Development & Construction Co., Ltd.	434,861	386,539

155

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
ISRAEL — (Continued)
	Bayside Land Corp.	5,400	$2,319,773
	Bet Shemesh Engines Holdings 1997, Ltd.	3,766	88,462
	Big Shopping Centers, Ltd.	29,999	1,955,929
#*	BioLine RX, Ltd.	96,617	67,599
#	Blue Square Real Estate, Ltd.	35,427	1,254,294
*	Bonus Biogroup, Ltd.	613,036	89,062
#*	Brack Capital Properties NV	17,170	1,826,972
*	Brainsway, Ltd.	19,857	121,217
	Camtek, Ltd.	83,671	682,120
#	Carasso Motors, Ltd.	94,524	484,627
	Castro Model, Ltd.	145	3,619
#*	Cellcom Israel, Ltd.	312,554	1,969,808
*	Ceragon Networks, Ltd.	266,244	886,593
*	Clal Biotechnology Industries, Ltd.	182,384	161,092
*	Clal Insurance Enterprises Holdings, Ltd.	150,209	2,490,542
	Cohen Development & Industrial Buildings, Ltd.	3,184	78,740
#*	Compugen, Ltd.	188,351	552,034
	Danel Adir Yeoshua, Ltd.	17,514	836,207
	Delek Automotive Systems, Ltd.	204,232	1,152,448
	Delek Group, Ltd.	10,965	1,838,505
#	Delta-Galil Industries, Ltd.	72,570	2,039,478
	Dexia Israel Bank, Ltd.	1,031	191,812
	Direct Insurance Financial Investments, Ltd.	111,017	1,252,964
	Dor Alon Energy in Israel 1988, Ltd.	9,069	126,005
#*	El Al Israel Airlines	803,092	229,922
#	Electra Consumer Products 1970, Ltd.	29,796	322,113
	Electra, Ltd.	11,376	2,750,082
*	Elron Electronic Industries, Ltd.	92,425	301,063
*	Energix-Renewable Energies, Ltd.	757,422	855,935
#*	Enlight Renewable Energy, Ltd.	2,163,770	1,069,740
*	Equital, Ltd.	2,248	56,123
#*	Evogene, Ltd.	79,189	209,274
	First International Bank Of Israel, Ltd.	82,661	1,780,065
	FMS Enterprises Migun, Ltd.	18,743	474,193
#*	Foresight Autonomous Holdings, Ltd.	172,589	70,568
#	Formula Systems 1985, Ltd.	56,663	2,200,151
	Fox Wizel, Ltd.	48,897	927,350
*	Gilat Satellite Networks, Ltd.	218,298	2,071,172
	Hadera Paper, Ltd.	19,289	1,410,909
	Hamlet Israel-Canada, Ltd.	32,241	809,277
	Harel Insurance Investments & Financial Services, Ltd.	715,680	5,234,687
	Hilan, Ltd.	78,443	1,843,324
	IDI Insurance Co., Ltd.	39,854	2,240,092
#*	Industrial Buildings Corp., Ltd.	833,882	1,153,228
#	Inrom Construction Industries, Ltd.	309,702	1,083,486
	Intec Pharma, Ltd.	24,773	147,152
	Israel Discount Bank, Ltd., Class A	1,210,316	3,955,264
#*	Israel Land Development Co., Ltd. (The)	29,765	235,781
	Isras Investment Co., Ltd.	4,675	527,397
#	Issta Lines, Ltd.	11,573	182,399
*	Jerusalem Oil Exploration	55,094	3,163,170
*	Kamada, Ltd.	177,993	955,032
	Kenon Holdings, Ltd.	79,136	1,262,661
	Kerur Holdings, Ltd.	28,592	733,427
	Klil Industries, Ltd.	5,219	444,461
	Maabarot Products, Ltd.	22,937	239,304
	Magic Software Enterprises, Ltd.	118,171	982,128

156

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
ISRAEL — (Continued)
	Matrix IT, Ltd.	221,492	$2,578,977
	Maytronics, Ltd.	231,300	1,429,881
#*	Mazor Robotics, Ltd.	230,878	6,717,863
#	Mediterranean Towers, Ltd.	291,699	508,573
	Mega Or Holdings, Ltd.	70,295	776,677
	Meitav Dash Investments, Ltd.	91,774	274,615
#	Melisron, Ltd.	80,406	3,409,161
	Menora Mivtachim Holdings, Ltd.	161,602	1,798,935
	Migdal Insurance & Financial Holding, Ltd.	2,192,100	2,422,031
	Minrav Holdings, Ltd.	263	27,142
#	Mivtach Shamir Holdings, Ltd.	23,078	420,735
	Naphtha Israel Petroleum Corp., Ltd.	214,252	1,343,946
#	Nawi Brothers, Ltd.	98,368	547,229
	Neto ME Holdings, Ltd.	8,982	740,318
*	Nova Measuring Instruments, Ltd.	167,287	3,690,943
*	NR Spuntech Industries, Ltd.	76,176	222,222
	Oil Refineries, Ltd.	9,189,374	4,368,278
	One Software Technologies, Ltd.	552	21,101
#*	Partner Communications Co., Ltd.	680,634	3,440,279
	Paz Oil Co., Ltd.	48,898	7,321,724
*	Perion Network, Ltd.	5,485	17,185
	Phoenix Holdings, Ltd. (The)	459,596	2,542,721
	Plasson Industries, Ltd.	20,285	957,266
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	43,717	2,227,869
#*	Redhill Biopharma, Ltd.	366,770	285,786
	Scope Metals Group, Ltd.	40,603	1,092,957
#	Shapir Engineering and Industry, Ltd.	449,999	1,642,686
#*	Shikun & Binui, Ltd.	1,234,883	2,352,419
#	Shufersal, Ltd.	731,044	4,640,762
*	SodaStream International, Ltd.	10,117	1,448,935
	Strauss Group, Ltd.	72,285	1,584,953
	Summit Real Estate Holdings, Ltd.	178,144	1,603,873
#*	Suny Cellular Communication, Ltd.	473,129	241,995
#	Tadiran Holdings, Ltd.	14,981	374,577
*	Tower Semiconductor, Ltd.	315,502	4,889,624
#*	Union Bank of Israel	199,952	898,292
#	YH Dimri Construction & Development, Ltd.	1,529	24,113
TOTAL ISRAEL			156,740,580

ITALY — (8.9%)
#*	A.S. Roma SpA	856,401	477,678
	A2A SpA	11,245,170	18,119,959
	ACEA SpA	354,513	4,653,927
*	Aeffe SpA	236,060	603,274
	Aeroporto Guglielmo Marconi Di Bologna SpA	5,184	74,249
	Amplifon SpA	603,829	10,696,407
	Anima Holding SpA	1,643,167	6,871,045
*	Ansaldo STS SpA	357,955	5,145,801
	Aquafil SpA	29,879	346,825
*	Arnoldo Mondadori Editore SpA	896,526	1,546,977
	Ascopiave SpA	484,233	1,587,884
#*	Astaldi SpA	319,223	202,053
	Autogrill SpA	830,132	8,161,487
	Autostrade Meridionali SpA	3,917	107,238
#	Avio SpA	55,051	716,003

157

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
ITALY — (Continued)
#	Azimut Holding SpA	819,857	$10,094,571
#	B&C Speakers SpA	18,289	233,878
#*	Banca Carige SpA	148,414,098	822,688
	Banca Farmafactoring SpA	283,500	1,458,293
	Banca Finnat Euramerica SpA	616,149	216,080
	Banca Generali SpA	392,887	7,564,815
#	Banca IFIS SpA	143,766	2,525,905
	Banca Mediolanum SpA	1,596,860	9,252,207
#*	Banca Monte dei Paschi di Siena SpA	213,039	349,757
	Banca Popolare di Sondrio SCPA	3,123,738	9,847,499
#	Banca Profilo SpA	1,814,636	334,631
#	Banca Sistema SpA	331,868	631,050
#*	Banco BPM SpA	9,509,050	17,826,255
#	Banco di Desio e della Brianza SpA	238,796	489,193
	BasicNet SpA	159,481	851,020
#	BE	564,587	533,611
	Biesse SpA	88,272	2,028,997
#	BPER Banca	3,576,937	13,574,474
	Brembo SpA	1,025,965	11,358,351
	Brunello Cucinelli SpA	222,011	7,599,365
#	Buzzi Unicem SpA	541,578	10,399,492
	Cairo Communication SpA	491,931	1,555,004
*	Caltagirone Editore SpA	6,277	8,887
#	Carraro SpA	162,374	360,263
	Cembre SpA	24,165	550,670
	Cementir Holding SpA	334,012	2,051,709
	Cerved Group SpA	1,282,705	10,229,343
	CIR-Compagnie Industriali Riunite SpA	2,406,730	2,557,954
	Credito Emiliano SpA	539,951	3,220,081
*	Credito Valtellinese SpA	46,943,662	4,903,779
#*	d’Amico International Shipping SA	1,350,290	134,501
	Danieli & C Officine Meccaniche SpA	89,559	1,673,789
	Datalogic SpA	124,196	3,647,297
	De’ Longhi SpA	371,086	9,820,507
	DeA Capital SpA	727,037	1,058,005
	DiaSorin SpA	148,350	14,071,453
	Digital Bros SpA	17,463	179,464
	El.En. SpA	2,365	46,254
*	Elica SpA	76,131	163,384
	Emak SpA	335,269	464,157
	Enav SpA	1,583,529	7,137,590
#*	ePrice SpA	99,656	165,841
	ERG SpA	413,405	7,711,696
#	Esprinet SpA	208,274	914,785
*	Eurotech SpA	252,395	1,076,374
*	Exprivia SpA	109,673	120,223
	Falck Renewables SpA	899,544	1,817,288
*	Fiera Milano SpA	87,551	378,199
#	Fila SpA	112,641	2,004,660
*	Fincantieri SpA	3,767,009	5,488,099
	FinecoBank Banca Fineco SpA	503,155	5,258,786
	FNM SpA	1,049,730	598,376
#*	GEDI Gruppo Editoriale SpA	927,122	374,779
#	Gefran SpA	37,987	274,529
#	Geox SpA	604,392	1,092,304
#	Gruppo MutuiOnline SpA	145,928	2,600,351
	Hera SpA	5,616,955	15,502,092

158

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
ITALY — (Continued)
#*	IMMSI SpA	1,274,433	$607,050
	Industria Macchine Automatiche SpA	112,990	6,775,677
	Infrastrutture Wireless Italiane SpA	607,924	4,227,503
#*	Intek Group SpA	1,988,417	719,950
	Interpump Group SpA	487,515	14,064,838
	Iren SpA	4,364,107	9,443,887
	Italgas SpA	3,384,546	17,462,733
	Italmobiliare SpA	45,163	996,448
	IVS Group SA	56,191	676,708
#*	Juventus Football Club SpA	3,178,690	3,365,454
	La Doria SpA	73,967	804,445
	Leonardo SpA	786,405	8,525,178
	Maire Tecnimont SpA	976,043	4,266,619
	MARR SpA	214,286	5,185,256
	Massimo Zanetti Beverage Group SpA	65,668	449,358
#*	Mediaset SpA	4,201,139	12,641,580
	Moncler SpA	15,293	531,092
#*	Mondo TV SpA	89,356	340,460
	Nice SpA	161,881	506,817
#*	Openjobmetis SpA agenzia per il lavoro	61,558	563,380
#*	OVS SpA	977,759	1,726,566
#	Panariagroup Industrie Ceramiche SpA	73,107	190,218
	Parmalat SpA	756,306	2,328,561
	Piaggio & C SpA	1,160,095	2,482,342
#	Prima Industrie SpA	32,468	800,387
	Prysmian SpA	909,835	17,675,089
	RAI Way SpA	468,523	2,424,851
	Reno de Medici SpA	1,258,378	1,233,330
	Reply SpA	127,636	7,072,775
#	Retelit SpA	812,002	1,301,131
#*	Rizzoli Corriere Della Sera Mediagroup SpA	747,835	760,033
	Sabaf SpA	46,764	692,161
	SAES Getters SpA	47,938	960,739
#*	Safilo Group SpA	233,748	436,275
*	Saipem SpA	4,217,382	23,063,725
#	Salini Impregilo SpA	1,282,257	2,826,487
	Salvatore Ferragamo SpA	323,065	7,642,046
	Saras SpA	3,787,516	7,395,267
	Servizi Italia SpA	62,874	242,091
	Sesa SpA	46,552	1,261,861
	Societa Cattolica di Assicurazioni SC	1,153,283	9,317,095
	Societa Iniziative Autostradali e Servizi SpA	518,087	7,299,240
#*	Sogefi SpA	323,297	575,107
#	SOL SpA	169,140	2,036,054
	Tamburi Investment Partners SpA	709,442	4,622,443
	Technogym SpA	653,410	7,135,445
	Tecnoinvestimenti SpA	63,944	458,728
#*	Tiscali SpA	9,160,788	100,699
#	Tod’s SpA	73,658	4,503,327
#*	TREVI - Finanziaria Industriale SpA	509,518	155,454
	TXT e-solutions SpA	26,857	248,200
#	Unieuro SpA	45,290	548,509
#	Unione di Banche Italiane SpA	7,724,232	23,575,581
	Unipol Gruppo SpA	2,932,632	11,802,355
#	UnipolSai Assicurazioni SpA	4,384,980	9,573,504

159

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
ITALY — (Continued)
	Zignago Vetro SpA	168,455	$1,567,203
TOTAL ITALY			534,704,724

NETHERLANDS — (6.0%)
	Aalberts Industries NV	704,568	25,828,121
#	Accell Group NV	154,132	2,678,239
	AFC Ajax NV	13,955	208,594
#*	Altice Europe NV	2,479,499	5,898,828
*	Altice Europe NV, Class B	99,352	237,077
#	AMG Advanced Metallurgical Group NV	206,324	9,816,640
#	Amsterdam Commodities NV	113,039	2,366,787
	APERAM SA	390,560	13,336,778
#	Arcadis NV	495,339	6,677,740
	ASM International NV	346,018	14,854,028
	ASR Nederland NV	82,142	3,729,018
*	Basic-Fit NV	112,451	3,237,656
#	BE Semiconductor Industries NV	538,009	11,501,529
#	Beter Bed Holding NV	22,883	124,925
	BinckBank NV	388,322	1,880,245
#	Boskalis Westminster	654,419	18,816,387
#	Brunel International NV	150,988	1,867,403
	Corbion NV	405,868	12,323,951
	Flow Traders	202,622	6,462,210
	ForFarmers NV	186,963	2,105,586
#*	Fugro NV	597,586	7,677,824
*	Gemalto NV	306,999	17,509,677
*	Gemalto NV	231,595	13,210,242
	GrandVision NV	285,988	7,211,925
*	Heijmans NV	161,687	1,741,545
	Hunter Douglas NV	23,885	1,592,151
	IMCD NV	298,658	20,252,701
#	Intertrust NV	401,930	6,483,813
	KAS Bank NV	99,500	720,571
#	Kendrion NV	103,753	3,137,800
#	Koninklijke BAM Groep NV	1,828,327	6,281,032
	Koninklijke Vopak NV	443,568	20,059,502
*	Lucas Bols NV	20,321	363,378
	Nederland Apparatenfabriek	33,455	1,619,161
*	OCI NV	521,247	14,810,122
	Ordina NV	673,792	1,278,585
#	PostNL NV	3,165,581	9,352,455
	SBM Offshore NV	1,292,245	22,265,899
#	SIF Holding NV	35,317	591,347
	Signify NV	683,594	16,840,008
#	Sligro Food Group NV	164,297	7,282,237
*	Takeaway.com NV	102,690	6,038,963
	TKH Group NV	265,655	13,418,693
*	TomTom NV	971,261	8,111,630
	Van Lanschot Kempen NV	71,602	1,753,724
#	Wessanen	484,021	5,068,184
TOTAL NETHERLANDS			358,624,911

NORWAY — (2.4%)
	ABG Sundal Collier Holding ASA	2,159,070	1,293,047
	AF Gruppen ASA	49,296	745,317
*	Akastor ASA	1,077,318	2,100,058

160

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
NORWAY — (Continued)
*	Aker Solutions ASA	1,083,854	$7,131,592
	American Shipping Co. ASA	195,707	813,171
*	Archer, Ltd.	690,401	570,841
	Arendals Fossekompani A.S.	90	32,865
#	Atea ASA	446,437	5,884,384
	Austevoll Seafood ASA	401,957	6,459,880
#*	Avance Gas Holding, Ltd.	375,664	939,255
#*	Axactor SE	778,404	2,037,430
#	B2Holding ASA	649,274	1,093,535
	Bakkafrost P/F	15,893	892,867
	Bonheur ASA	140,320	1,659,547
	Borregaard ASA	646,687	5,824,021
#*	BW LPG, Ltd.	667,605	3,149,888
*	BW Offshore, Ltd.	837,993	5,363,727
	Data Respons ASA	14,736	44,283
	DNO ASA	4,418,295	8,445,802
#*	DOF ASA	735,979	542,661
	Entra ASA	59,049	799,012
#	Europris ASA	1,024,143	2,725,401
*	FLEX LNG, Ltd.	997,557	1,750,203
#*	Frontline, Ltd.	405,079	2,932,346
#*	Funcom NV	502,785	1,067,504
	Grieg Seafood ASA	327,246	4,770,895
#	Hexagon Composites ASA	507,665	1,513,992
#	Hoegh LNG Holdings, Ltd.	258,448	1,207,016
#*	IDEX ASA	506,708	338,493
	Itera ASA	10,713	12,250
*	Kongsberg Automotive ASA	2,171,519	2,034,847
	Kongsberg Gruppen ASA	46,352	761,071
*	Kvaerner ASA	1,605,790	2,782,894
*	Magnora ASA	124,800	101,926
#*	NEL ASA	5,447,319	2,786,312
*	Next Biometrics Group A.S.	36,548	214,281
#*	Nordic Nanovector ASA	230,106	1,516,680
#*	Nordic Semiconductor ASA	884,263	3,764,108
	Norway Royal Salmon ASA	79,669	2,343,977
#*	Norwegian Air Shuttle ASA	163,645	4,169,515
*	Norwegian Finans Holding ASA	349,270	3,119,540
	Norwegian Property ASA	805,865	987,838
#	Ocean Yield ASA	295,940	2,244,588
#*	Odfjell Drilling, Ltd.	532,640	1,946,510
	Odfjell SE, Class A	137,586	497,766
	Olav Thon Eiendomsselskap ASA	104,037	1,804,798
*	Otello Corp. ASA	221,462	371,744
#*	Panoro Energy ASA	308,482	585,718
*	Petroleum Geo-Services ASA	2,204,670	6,852,280
#*	PhotoCure ASA	106,211	627,680
*	Prosafe SE	301,992	888,482
#*	Protector Forsikring ASA	366,464	1,691,539
*	Q-Free ASA	179,836	162,074
#*	REC Silicon ASA	6,681,258	476,808
#	Sbanken ASA	337,284	3,359,196
#	Scatec Solar ASA	570,555	3,882,617
	Selvaag Bolig ASA	256,708	1,148,978
	Solon Eiendom ASA	41,279	136,984
#*	Solstad Offshore ASA	675,336	239,931
	SpareBank 1 SR-Bank ASA	48,387	537,905

161

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
NORWAY — (Continued)
	Spectrum ASA	201,208	$1,327,811
	Stolt-Nielsen, Ltd.	185,151	2,486,142
#*	Thin Film Electronics ASA	2,062,851	225,315
	Tomra Systems ASA	291,263	7,215,087
	Treasure ASA	306,583	396,071
#	Veidekke ASA	555,649	5,797,827
#*	Wallenius Wilhelmsen ASA	101,766	349,672
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,377,058
#	XXL ASA	29,167	150,077
TOTAL NORWAY			143,504,930

PORTUGAL — (1.1%)
	Altri SGPS SA	601,279	5,269,463
*	Banco Comercial Portugues SA	64,683,272	17,398,916
#	CTT-Correios de Portugal SA	1,043,611	4,002,476
	Ibersol SGPS SA	36,721	352,771
*	Mota-Engil SGPS SA	850,092	1,683,525
	Navigator Co. SA (The)	1,996,077	9,934,644
	NOS SGPS SA	1,766,570	9,908,525
	Novabase SGPS SA	72,649	203,601
#	REN - Redes Energeticas Nacionais SGPS SA	2,954,394	7,866,290
	Semapa-Sociedade de Investimento e Gestao	172,045	3,281,372
	Sonae Capital SGPS SA	789,547	689,158
	Sonae SGPS SA	6,124,902	6,119,741
*	Teixeira Duarte SA	797,539	159,730
TOTAL PORTUGAL			66,870,212

SPAIN — (5.8%)
#	Acciona SA	206,462	17,415,328
	Acerinox SA	1,262,541	14,107,529
#*	Adveo Group International SA	104,096	46,877
	Alantra Partners SA	47,930	758,800
	Almirall SA	472,247	8,556,122
#*	Amper SA	6,327,556	1,871,567
	Applus Services SA	879,100	11,951,330
#	Atresmedia Corp. de Medios de Comunicacion SA	609,294	3,431,600
	Azkoyen SA	67,253	549,703
*	Baron de Ley	13,441	1,628,546
#	Bolsas y Mercados Espanoles SHMSF SA	508,291	15,035,761
	Cellnex Telecom SA	1,049,614	26,110,496
	Cia de Distribucion Integral Logista Holdings SA	353,552	8,536,006
	CIE Automotive SA	491,572	13,010,184
	Construcciones y Auxiliar de Ferrocarriles SA	117,658	4,416,862
#*	Deoleo SA	2,088,552	205,365
	Deoleo SA	452,504	44,334
#	Distribuidora Internacional de Alimentacion SA	3,849,981	2,903,098
#*	Duro Felguera SA	16,320,605	219,996
#	Ebro Foods SA	515,327	10,115,617
#*	eDreams ODIGEO SA	411,386	1,675,236
	Elecnor SA	200,108	2,536,930
	Enagas SA	1,198,599	31,779,001
	Ence Energia y Celulosa SA	1,118,132	9,392,126
	Ercros SA	815,730	3,707,484
#	Euskaltel SA	494,219	4,137,617
	Faes Farma SA	1,856,021	7,804,703
	Fluidra SA	338,754	4,095,816

162

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
SPAIN — (Continued)
*	Fomento de Construcciones y Contratas SA	290,309	$3,863,596
#*	Global Dominion Access SA	676,978	3,615,274
	Grupo Catalana Occidente SA	244,400	10,095,858
#*	Grupo Empresarial San Jose SA	132,268	725,922
#*	Grupo Ezentis SA	1,683,706	1,273,091
	Iberpapel Gestion SA	45,010	1,532,581
	Iberpapel Gestion SA	450	15,345
*	Indra Sistemas SA	873,688	8,635,025
#	Laboratorios Farmaceuticos Rovi SA	70,000	1,293,517
*	Liberbank SA	12,379,578	5,792,715
*	Masmovil Ibercom S.A.	1,332	172,896
	Mediaset Espana Comunicacion SA	1,104,946	7,513,453
	Melia Hotels International SA	793,796	8,157,227
	Miquel y Costas & Miquel SA	90,253	2,963,297
#*	Natra SA	244,091	241,813
#	Obrascon Huarte Lain SA	926,681	1,057,808
	Papeles y Cartones de Europa SA	320,535	6,065,612
	Parques Reunidos Servicios Centrales SAU	44,412	552,837
#*	Pharma Mar SA	1,239,595	1,513,340
	Prim SA	39,523	563,881
#*	Promotora de Informaciones SA, Class A	1,879,113	3,412,043
	Prosegur Cia de Seguridad SA	1,713,380	9,515,607
*	Quabit Inmobiliaria SA	822,737	1,580,999
*	Realia Business SA	1,376,419	1,543,485
	Renta 4 Banco SA	442	3,754
	Sacyr S.A.	3,024,288	7,300,119
*	Solaria Energia y Medio Ambiente SA	394,667	1,699,276
#*	Talgo SA	527,275	2,677,390
#	Tecnicas Reunidas SA	234,914	6,316,277
	Telepizza Group SA	135,228	701,730
#*	Tubacex SA	801,831	2,841,471
#*	Tubos Reunidos SA	785,848	176,684
	Unicaja Banco S.A.	456,225	584,007
	Vidrala SA	102,004	8,470,870
	Viscofan SA	281,337	16,828,526
*	Vocento SA	352,577	494,593
	Zardoya Otis SA	1,127,421	7,718,035
TOTAL SPAIN			343,553,988

SWEDEN — (7.2%)
	AAK AB	440,933	6,646,342
*	AcadeMedia AB	267,750	1,226,361
	Acando AB	901,661	3,172,393
#	AddLife AB	80,075	1,835,643
#	AddNode Group AB	56,993	697,642
	AddTech AB, Class B	323,447	6,614,781
	AF AB, Class B	476,390	10,217,195
	Ahlsell AB	931,019	4,712,312
#	Alimak Group AB	231,132	3,253,456
#*	Anoto Group AB	313,692	111,962
#*	Anoto Group AB	24,130	10,020
*	Arise AB	36,861	70,366
	Arjo AB, Class B	368,470	1,251,950
	Atrium Ljungberg AB, Class B	183,542	3,109,235
	Attendo AB	514,461	4,652,213
#	Avanza Bank Holding AB	140,463	7,511,141

163

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
SWEDEN — (Continued)
*	BE Group AB	27,710	$131,734
	Beijer Alma AB	268,031	4,042,496
#*	Beijer Electronics Group AB	80,992	377,191
	Beijer Ref AB	246,015	3,885,283
	Bergman & Beving AB	183,702	1,724,669
#	Besqab AB	21,962	277,934
	Betsson AB	775,690	6,735,325
	Bilia AB, Class A	628,332	5,885,301
#	BillerudKorsnas AB	908,745	10,764,508
	BioGaia AB, Class B	112,381	4,549,769
	Biotage AB	391,241	5,126,917
	Bjorn Borg AB	99,769	238,525
	Bonava AB	12,198	135,822
	Bonava AB, Class B	418,059	4,721,859
	Bravida Holding AB	599,657	4,405,452
	Bufab AB	201,951	2,044,394
#	Bulten AB	114,896	1,242,828
	Bure Equity AB	362,928	4,724,578
#	Byggmax Group AB	363,928	1,484,004
	Catena AB	119,979	2,437,552
#*	Cavotec SA	66,402	153,855
#	Clas Ohlson AB, Class B	121,893	1,024,410
	Cloetta AB, Class B	1,520,378	4,582,735
#*	CLX Communications AB	40,200	449,541
*	Collector AB	140,712	821,953
	Com Hem Holding AB	807,301	12,595,112
	Concentric AB	370,121	4,966,762
	Coor Service Management Holding AB	204,469	1,440,671
	Corem Property Group AB	163,626	195,791
	Dedicare AB, Class B	20,550	126,951
	Dios Fastigheter AB	792,725	4,775,073
	Dometic Group AB	642,953	4,490,306
#*	Doro AB	155,569	696,042
#	Duni AB	216,832	2,432,744
#	Dustin Group AB	378,643	3,037,139
	Eastnine AB	111,436	1,045,797
	Elanders AB, Class B	53,806	556,059
#*	Eltel AB	192,132	417,086
#*	Enea AB	83,607	972,496
#	eWork Group AB	32,666	310,245
	Fabege AB	605,493	7,731,771
#	Fagerhult AB	207,289	1,821,757
	Fenix Outdoor International AG	17,308	1,715,441
#*	Fingerprint Cards AB, Class B	634,700	784,559
	Getinge AB, Class B	134,953	1,323,800
	Granges AB	536,918	5,676,350
	Gunnebo AB	158,478	421,904
	Haldex AB	232,013	1,962,617
	Heba Fastighets AB, Class B	50,958	640,359
*	Hembla AB	92,667	1,584,578
	Hemfosa Fastigheter AB	1,119,049	13,825,089
	HIQ International AB	176,375	991,279
#	HMS Networks AB	93,914	1,470,386
#	Hoist Finance AB	404,367	3,242,773
	Holmen AB, Class B	272,681	6,242,634
#	Humana AB	2,657	15,967
	Indutrade AB	328,135	7,876,408

164

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
SWEDEN — (Continued)
	Inwido AB	330,500	$2,202,554
#	JM AB	452,357	8,580,597
	KappAhl AB	488,702	1,400,763
	Karo Pharma AB	1,055,923	4,263,393
	Kindred Group P.L.C.	1,027,612	10,955,573
#	Klovern AB, Class B	3,842,814	4,433,935
	KNOW IT AB	159,367	3,099,260
	Kungsleden AB	1,240,420	8,670,710
#	Lagercrantz Group AB, Class B	387,276	3,809,697
	Lindab International AB	517,119	3,613,102
	Loomis AB, Class B	455,780	14,092,550
#*	Medivir AB, Class B	169,635	670,373
#	Mekonomen AB	142,380	1,667,704
#	Mekonomen AB	81,359	951,292
	Modern Times Group MTG AB, Class B	30,768	1,135,759
	Momentum Group AB, Class B	178,233	1,789,260
#	MQ Holding AB	25,122	33,921
#	Mycronic AB	466,944	5,856,782
#	NCC AB, Class B	29,960	446,447
	Nederman Holding AB	27,214	297,297
#*	Net Insight AB, Class B	1,129,868	339,499
#	NetEnt AB	939,633	4,819,442
	New Wave Group AB, Class B	388,933	2,364,409
	Nobia AB	748,449	4,760,859
	Nobina AB	622,440	4,153,295
	Nolato AB, Class B	181,018	8,335,132
	Nordic Waterproofing Holding A.S.	44,044	357,346
	NP3 Fastigheter AB	139,802	933,038
	OEM International AB, Class B	46,319	1,060,981
#	Opus Group AB	1,440,504	880,527
#*	Orexo AB	44,899	305,054
	Oriflame Holding AG	237,287	5,601,588
	Pandox AB	142,822	2,439,944
	Peab AB	1,197,346	10,539,714
	Platzer Fastigheter Holding AB, Class B	178,603	1,153,244
#	Pricer AB, Class B	870,927	971,003
	Proact IT Group AB	50,975	979,413
#*	Qliro Group AB	795,678	1,049,885
*	Radisson Hospitality AB	213,747	825,273
	Ratos AB, Class B	648,130	1,750,454
#*	RaySearch Laboratories AB	132,924	1,675,244
*	Recipharm AB, Class B	284,468	4,209,430
#	Resurs Holding AB	360,191	2,386,083
#	Rottneros AB	641,827	825,560
	Sagax AB, Class B	156,242	2,179,396
*	SAS AB	802,789	1,812,672
	Scandi Standard AB	329,799	2,021,672
	Scandic Hotels Group AB	390,549	3,569,952
	Sectra AB, Class B	93,020	2,425,720
	Semcon AB	107,246	621,153
#*	Sensys Gatso Group AB	3,866,489	721,196
	SkiStar AB	162,619	4,238,030
	Sweco AB, Class B	315,292	7,108,900
#	Systemair AB	84,050	888,703
	Thule Group AB	620,285	12,282,017
	Troax Group AB	45,534	1,263,432
	VBG Group AB, Class B	26,108	399,020

165

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
SWEDEN — (Continued)
	Vitrolife AB	378,460	$5,605,812
#	Wallenstam AB, Class B	969,780	8,737,590
	Wihlborgs Fastigheter AB	936,784	10,568,912
TOTAL SWEDEN			427,579,156

SWITZERLAND — (10.7%)
	Allreal Holding AG	91,312	14,007,421
*	Alpiq Holding AG	11,764	992,656
	ALSO Holding AG	34,151	3,870,521
#	ams AG	285,353	11,116,567
	APG SGA SA	8,084	2,847,027
#*	Arbonia AG	306,121	3,840,152
#*	Aryzta AG	543,826	5,072,227
	Ascom Holding AG	227,366	3,626,010
#	Autoneum Holding AG	20,419	3,946,638
	Bachem Holding AG, Class B	17,748	2,075,336
#	Banque Cantonale de Geneve	9,027	1,743,121
	Banque Cantonale du Jura SA	4,071	220,397
	Banque Cantonale Vaudoise	11,753	8,784,360
	Belimo Holding AG	2,689	12,026,394
	Bell Food Group AG	11,143	3,494,155
	Bellevue Group AG	55,759	1,212,263
	Berner Kantonalbank AG	25,819	5,432,634
	BFW Liegenschaften AG	2,894	126,098
	BKW AG	119,029	7,549,510
	Bobst Group SA	55,474	4,193,227
	Bossard Holding AG, Class A	39,127	6,379,430
	Bucher Industries AG	46,421	12,802,466
	Burckhardt Compression Holding AG	19,886	6,589,568
#	Burkhalter Holding AG	21,961	1,715,242
	Calida Holding AG	28,754	896,261
	Carlo Gavazzi Holding AG	2,222	603,835
	Cembra Money Bank AG	196,416	16,472,947
	Cham Group AG	2,308	982,247
#	Cicor Technologies, Ltd.	14,473	723,166
	Cie Financiere Tradition SA	10,069	1,059,635
	Coltene Holding AG	24,027	2,452,134
	Conzzeta AG	8,845	7,909,232
	Daetwyler Holding AG	47,843	7,263,354
	DKSH Holding AG	191,649	12,920,997
#	dormakaba Holding AG	21,077	15,205,814
*	Dottikon Es Holding AG	143	72,783
#	Dufry AG	45,079	5,079,495
	EFG International AG	553,849	3,906,712
	Emmi AG	14,170	10,299,298
	Energiedienst Holding AG	74,815	2,190,750
#*	Evolva Holding SA	3,298,014	851,065
#	Feintool International Holding AG	13,613	1,275,552
	Flughafen Zurich AG	67,199	13,280,723
	Forbo Holding AG	7,693	11,291,704
	GAM Holding AG	1,257,924	7,304,947
	Georg Fischer AG	28,198	26,233,883
	Gurit Holding AG	2,451	2,225,416
	Helvetia Holding AG	49,892	30,560,119
	Hiag Immobilien Holding AG	14,198	1,675,756
#	HOCHDORF Holding AG	7,010	1,069,006
166

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
SWITZERLAND — (Continued)
	Huber & Suhner AG	77,713	$5,319,439
	Hypothekarbank Lenzburg AG	6	26,686
	Implenia AG	105,240	5,850,337
	Inficon Holding AG	10,930	5,242,178
	Interroll Holding AG	4,329	8,008,926
	Intershop Holding AG	9,490	4,663,193
	Investis Holding SA	1,343	81,592
	Jungfraubahn Holding AG	9,390	1,235,095
	Kardex AG	42,751	5,557,203
	Komax Holding AG	24,491	6,708,220
#	Kudelski SA	235,411	1,657,162
*	Lastminute.com NV	22,489	412,636
	LEM Holding SA	3,773	4,312,670
	Liechtensteinische Landesbank AG	48,777	3,147,386
	Logitech International SA	409,386	15,157,223
	Luzerner Kantonalbank AG	18,465	9,258,968
*	MCH Group AG	6,654	184,873
#	Meier Tobler Group AG	22,913	397,023
	Metall Zug AG	964	2,846,860
#*	Meyer Burger Technology AG	1,377,244	721,020
	Mikron Holding AG	8,692	78,710
	Mobilezone Holding AG	231,042	2,563,322
	Mobimo Holding AG	40,753	9,074,986
#*	Newron Pharmaceuticals SpA	27,706	236,674
	OC Oerlikon Corp. AG	1,336,754	15,908,963
#*	Orascom Development Holding AG	94,045	1,381,486
#	Orell Fuessli Holding AG	5,028	481,048
	Orior AG	35,374	3,124,604
#	Panalpina Welttransport Holding AG	69,270	8,464,816
	Phoenix Mecano AG	4,053	2,195,641
	Plazza AG, Class A	6,745	1,500,424
	PSP Swiss Property AG	288,164	27,804,076
	Rieter Holding AG	18,515	2,499,439
	Romande Energie Holding SA	2,625	3,127,935
#	Schaffner Holding AG	3,238	867,527
*	Schmolz + Bickenbach AG	3,277,068	2,405,540
	Schweiter Technologies AG	6,163	6,998,164
	SFS Group AG	104,451	10,246,159
	Siegfried Holding AG	27,314	10,956,112
	St Galler Kantonalbank AG	13,623	6,708,052
	Sulzer AG	115,041	11,547,026
	Sunrise Communications Group AG	247,924	21,822,731
	Swiss Prime Site AG	37,441	3,038,088
	Swissquote Group Holding SA	61,345	3,189,350
	Tamedia AG	15,444	1,816,829
	Tecan Group AG	36,214	8,169,434
	Temenos AG	43,948	6,040,081
	Thurgauer Kantonalbank	3,152	323,849
	Tornos Holding AG	18,498	150,762
#	u-blox Holding AG	48,136	6,031,697
	Valiant Holding AG	106,613	12,038,633
	Valora Holding AG	24,609	6,156,328
#	VAT Group AG	174,607	17,520,466
	Vaudoise Assurances Holding SA	6,190	3,110,545
	Vetropack Holding AG	1,254	2,870,414
#*	Von Roll Holding AG	339,643	413,832
	Vontobel Holding AG	173,187	10,745,409

167

Summary Schedule of Portfolio Holdings
continued

	Shares	Value»
SWITZERLAND — (Continued)
VP Bank AG	19,888	$3,200,671
VZ Holding AG	15,617	4,424,043
Walliser Kantonalbank	18,866	2,116,315
Warteck Invest AG	2	3,795
# Ypsomed Holding AG	21,974	2,949,431
Zehnder Group AG	68,022	2,721,493
Zug Estates Holding AG, Class B	1,110	1,878,767
Zuger Kantonalbank AG	681	3,934,881
TOTAL SWITZERLAND		641,097,489

UNITED KINGDOM — (0.1%)
Rhi Magnesita NV	64,888	3,245,372
TOTAL COMMON STOCKS		5,349,800,069

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Biotest AG	90,555	2,401,594
# Draegerwerk AG & Co. KGaA	51,411	2,759,831
Fuchs Petrolub SE	33,984	1,573,109
Jungheinrich AG	305,730	10,129,405
Sartorius AG	73,965	10,698,533
Sixt SE	102,981	7,077,064
STO SE & Co. KGaA	12,355	1,276,770
Villeroy & Boch AG	50,436	821,654
TOTAL GERMANY		36,737,960

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
#* Intercell AG Rights 05/16/13	254,689	0

NORWAY — (0.0%)
* Magnora ASA Rights 11/09/18	96,156	61,026

SPAIN — (0.0%)
* Vidrala SA Rights 11/12/18	102,005	410,150

SWEDEN — (0.0%)
#* Dustin Group AB Rights 11/07/18	374,818	58,735
TOTAL RIGHTS/WARRANTS		529,911
TOTAL INVESTMENT SECURITIES		5,387,067,940

		Value†
SECURITIES LENDING COLLATERAL — (9.9%)
@§ DFA Short Term Investment Fund	50,963,280	589,645,153
TOTAL INVESTMENTS — (100.0%)
(Cost $5,396,620,915)		$5,976,713,093

P.L.C.	Public Limited Company
SA	Special Assessment
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.

168

Summary Schedule of Portfolio Holdings
continued

*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$169,446,465	—	$169,446,465
Belgium	$9,566,655	206,662,220	—	216,228,875
Denmark	—	322,812,586	—	322,812,586
Finland	—	369,853,152	—	369,853,152
France	—	672,734,134	—	672,734,134
Germany	—	861,996,572	—	861,996,572
Ireland	—	60,806,923	—	60,806,923
Israel	886,593	155,853,987	—	156,740,580
Italy	—	534,704,724	—	534,704,724
Netherlands	13,210,242	345,414,669	—	358,624,911
Norway	—	143,504,930	—	143,504,930
Portugal	—	66,870,212	—	66,870,212
Spain	—	343,553,988	—	343,553,988
Sweden	961,312	426,617,844	—	427,579,156
Switzerland	—	641,097,489	—	641,097,489
United Kingdom	—	3,245,372	—	3,245,372
Preferred Stocks
Germany	—	36,737,960	—	36,737,960
Rights/Warrants
Norway	—	61,026	—	61,026
Spain	—	410,150	—	410,150
Sweden	—	58,735	—	58,735
Securities Lending Collateral	—	589,645,153	—	589,645,153
TOTAL	$24,624,802	$5,952,088,291	—	$5,976,713,093

169

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2018

		Shares	Value»
COMMON STOCKS — (88.1%)
COMMUNICATION SERVICES — (2.1%)
*	Aimia, Inc.	1,008,217	$3,025,149
#	Cineplex, Inc.	389,686	10,742,303
	Cogeco Communications, Inc.	106,272	5,210,876
	Cogeco, Inc.	39,668	1,862,192
#	Corus Entertainment, Inc., Class B	815,412	3,072,235
#	DHX Media, Ltd.	854,435	1,596,650
*	Glacier Media, Inc.	171,625	83,437
#	Mediagrif Interactive Technologies, Inc.	30,070	242,122
*	TeraGo, Inc.	6,100	45,086
#	Torstar Corp., Class B	393,289	289,787
#*	Yellow Pages, Ltd.	194,020	1,173,154
TOTAL COMMUNICATION SERVICES			27,342,991

CONSUMER DISCRETIONARY — (5.2%)
*	Aritzia, Inc.	345,670	5,086,124
#	AutoCanada, Inc.	178,738	1,356,370
	BMTC Group, Inc.	20,581	234,193
	Dorel Industries, Inc., Class B	198,380	3,242,917
	Gamehost, Inc.	68,173	531,319
*	Great Canadian Gaming Corp.	395,819	12,748,472
#	Hudson’s Bay Co.	662,726	4,263,959
*	Indigo Books & Music, Inc.	12,232	128,225
*	Intertain Group, Ltd. (The)	70,628	610,541
	Leon’s Furniture, Ltd.	151,275	1,990,264
	Linamar Corp.	293,286	12,144,039
	Martinrea International, Inc.	565,348	4,891,423
	MTY Food Group, Inc.	129,905	6,702,203
	Pizza Pizza Royalty Corp.	174,412	1,116,862
#*	Points International, Ltd.	43,259	539,238
	Pollard Banknote, Ltd.	18,400	341,178
*	Real Matters, Inc.	24,000	68,183
	Recipe Unlimited Corp.	104,977	2,165,806
	Reitmans Canada, Ltd., Class A	263,612	760,930
	Sleep Country Canada Holdings, Inc.	235,048	4,742,204
#	Uni-Select, Inc.	263,231	4,333,029
	Zenith Capital Corp.	111,820	6,880
TOTAL CONSUMER DISCRETIONARY			68,004,359

CONSUMER STAPLES — (4.7%)
#	AGT Food & Ingredients, Inc.	151,923	2,024,178
	Alcanna, Inc.	226,411	1,616,669
#	Andrew Peller, Ltd., Class A	144,800	1,645,492
#	Clearwater Seafoods, Inc.	116,595	484,466
	Corby Spirit and Wine, Ltd.	78,567	1,151,842
	Cott Corp.	96,682	1,454,097
	Cott Corp.	886,570	13,347,881
#	High Liner Foods, Inc.	138,391	890,404
#	Jamieson Wellness, Inc.	72,015	1,239,044
	KP Tissue, Inc.	26,000	141,411
	Lassonde Industries, Inc., Class A	14,200	2,504,537
	Maple Leaf Foods, Inc.	418,116	9,509,205
*	Neptune Wellness Solutions, Inc.	20,274	76,232

170

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
CONSUMER STAPLES — (Continued)
	North West Co., Inc. (The)	377,836	$8,237,224
	Premium Brands Holdings Corp.	175,712	11,816,463
#	Rogers Sugar, Inc.	604,636	2,438,845
#*	SunOpta, Inc.	365,050	2,784,080
	Swiss Water Decaffeinated Coffee, Inc.	1,800	6,467
TOTAL CONSUMER STAPLES			61,368,537

ENERGY — (19.4%)
#*	Advantage Oil & Gas, Ltd.	1,328,942	2,977,993
#*	Africa Oil Corp.	1,350,699	1,241,480
	AKITA Drilling, Ltd., Class A	71,362	240,684
*	Arrow Exploration Corp.	117,200	62,319
#*	Athabasca Oil Corp.	3,197,876	3,109,333
#*	Baytex Energy Corp.	3,627,429	7,412,194
#*	Bellatrix Exploration, Ltd.	366,318	311,654
#	Birchcliff Energy, Ltd.	1,666,359	5,253,059
*	BlackPearl Resources, Inc.	1,652,801	1,506,598
#	Bonavista Energy Corp.	1,670,600	1,586,274
#	Bonterra Energy Corp.	181,418	2,040,944
#*	Calfrac Well Services, Ltd.	874,615	3,002,970
#*	Canacol Energy, Ltd.	921,341	2,582,514
#	Cardinal Energy, Ltd.	763,603	2,256,382
#	CES Energy Solutions Corp.	1,447,297	3,836,884
	Computer Modelling Group, Ltd.	491,883	2,944,311
#	Crescent Point Energy Corp.	745,175	3,520,824
#*	Crew Energy, Inc.	1,228,076	1,156,758
*	Delphi Energy Corp.	1,106,839	479,242
#*	Denison Mines Corp.	3,418,235	2,155,141
	Enerflex, Ltd.	595,858	7,187,683
#*	Energy Fuels, Inc.	434,690	1,452,873
	Enerplus Corp.	1,620,219	15,076,670
#	Ensign Energy Services, Inc.	933,075	3,636,048
*	Epsilon Energy, Ltd.	312,073	616,347
*	Essential Energy Services Trust	1,034,741	314,403
#*	Fission Uranium Corp.	2,083,500	1,060,386
#	Freehold Royalties, Ltd.	615,558	4,521,589
#*	Frontera Energy Corp.	197,080	2,571,943
*	GASFRAC Energy Services, Inc.	91,560	9
*	Gear Energy, Ltd.	901,000	574,910
	Gibson Energy, Inc.	526,901	8,341,082
*	Gran Tierra Energy, Inc.	2,881,425	8,820,800
#	Granite Oil Corp.	226,808	206,745
#	High Arctic Energy Services, Inc.	93,400	251,157
*	Kelt Exploration, Ltd.	1,174,340	5,423,668
*	Manitok Energy, Inc.	2,187	0
#*	MEG Energy Corp.	1,549,736	12,396,004
#	Mullen Group, Ltd.	670,527	6,978,024
	North American Construction Group, Ltd.	172,534	1,838,772
*	NuVista Energy, Ltd.	1,310,626	5,276,553
#*	Obsidian Energy, Ltd.	3,864,779	2,818,328
#*	Painted Pony Energy, Ltd.	782,649	1,242,536
#*	Paramount Resources, Ltd., Class A	499,113	3,647,285
*	Parex Resources, Inc.	1,004,921	14,633,549
#	Parkland Fuel Corp.	549,825	18,464,631
	Pason Systems, Inc.	462,079	6,974,446
#*	Pengrowth Energy Corp.	3,272,369	2,262,035

171

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
ENERGY — (Continued)
#	Peyto Exploration & Development Corp.	1,016,614	$8,293,847
*	PHX Energy Services Corp.	285,274	606,758
#*	Pine Cliff Energy, Ltd.	496,700	109,418
#*	Precision Drilling Corp.	2,116,935	5,113,641
#	Pulse Seismic, Inc.	308,039	528,822
#*	Questerre Energy Corp., Class A	797,460	284,710
#	Secure Energy Services, Inc.	1,113,316	7,256,068
	ShawCor, Ltd.	417,375	7,571,055
#*	Source Energy Services, Ltd.	27,900	50,228
#*	STEP Energy Services, Ltd.	62,896	178,208
*	Storm Resources, Ltd.	2,300	4,176
*	Strad Energy Services, Ltd.	19,447	23,119
#	Surge Energy, Inc.	1,946,656	3,016,581
*	Tamarack Valley Energy, Ltd.	1,428,040	3,850,919
#*	Tervita Corp.	84,998	483,598
#	Tidewater Midstream and Infrastructure, Ltd.	717,200	779,062
	TORC Oil & Gas, Ltd.	1,100,490	4,522,504
	Total Energy Services, Inc.	280,579	2,031,160
#	TransGlobe Energy Corp.	516,845	1,209,224
#*	Trican Well Service, Ltd.	2,020,540	2,762,712
*	Trinidad Drilling, Ltd.	1,734,484	2,187,127
#*	Western Energy Services Corp.	573,097	296,028
	Whitecap Resources, Inc.	2,879,377	14,085,752
*	Yangarra Resources, Ltd.	514,771	1,470,272
	ZCL Composites, Inc.	176,127	896,389
TOTAL ENERGY			251,877,412

FINANCIALS — (8.3%)
	AGF Management, Ltd., Class B	487,635	1,996,546
#	Alaris Royalty Corp.	295,445	4,317,947
	Canaccord Genuity Group, Inc.	842,465	4,415,670
#	Canadian Western Bank	625,580	14,550,693
#	Chesswood Group, Ltd.	79,442	603,456
	Clairvest Group, Inc.	1,900	67,156
#*	Echelon Financial Holdings, Inc.	14,650	122,412
	ECN Capital Corp.	2,293,308	6,079,718
	E-L Financial Corp., Ltd.	6,578	4,058,378
#	Element Fleet Management Corp.	2,029,664	11,948,723
#	Equitable Group, Inc.	77,602	3,566,350
	Fiera Capital Corp.	267,337	2,516,089
#	Firm Capital Mortgage Investment Corp.	169,818	1,661,480
#	First National Financial Corp.	100,937	2,065,588
#	Genworth MI Canada, Inc.	313,480	10,289,392
#	Gluskin Sheff & Associates, Inc.	215,296	1,834,951
#	GMP Capital, Inc.	396,287	580,982
	goeasy, Ltd.	65,139	2,134,107
*	GoldMoney, Inc.	47,400	84,974
	Guardian Capital Group, Ltd., Class A	79,314	1,452,589
#*	Home Capital Group, Inc.	503,946	4,995,629
*	Kingsway Financial Services, Inc.	13,070	34,650
#	Laurentian Bank of Canada	300,158	9,475,914
#	Sprott, Inc.	1,500,188	3,430,107
#*	Street Capital Group, Inc.	120,227	75,801
#	Timbercreek Financial Corp.	449,604	3,080,579
	TMX Group, Ltd.	180,578	11,356,339

172

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
FINANCIALS — (Continued)
*	Trisura Group, Ltd.	24,211	$477,801
TOTAL FINANCIALS			107,274,021

HEALTHCARE — (1.2%)
*	CRH Medical Corp.	503,991	1,569,648
#	Extendicare, Inc.	673,630	3,766,126
*	Knight Therapeutics, Inc.	764,725	4,565,869
#	Medical Facilities Corp.	202,024	2,151,526
#	Sienna Senior Living, Inc.	312,115	3,935,667
*	Theratechnologies, Inc.	11,390	73,889
TOTAL HEALTHCARE			16,062,725

INDUSTRIALS — (10.9%)
	Aecon Group, Inc.	432,401	6,217,745
#	AG Growth International, Inc.	103,058	4,600,797
*	Alexco Resource Corp.	4,700	4,213
	Algoma Central Corp.	41,690	377,488
*	ATS Automation Tooling Systems, Inc.	529,030	7,780,030
#	Badger Daylighting, Ltd.	238,081	4,810,631
#	Bird Construction, Inc.	308,144	1,594,030
*	Black Diamond Group, Ltd.	340,892	805,328
	Calian Group, Ltd.	33,855	666,325
	CanWel Building Materials Group, Ltd.	508,922	1,871,079
	Cargojet, Inc.	16,249	988,678
	Cervus Equipment Corp.	45,297	402,235
#*	DIRTT Environmental Solutions	292,068	1,539,710
#	Exchange Income Corp.	89,484	2,054,166
#	Exco Technologies, Ltd.	179,248	1,256,758
*	GDI Integrated Facility Services, Inc.	700	9,332
*	Heroux-Devtek, Inc.	199,654	1,889,695
	Horizon North Logistics, Inc.	980,944	1,929,921
*	IBI Group, Inc.	103,000	314,528
#	K-Bro Linen, Inc.	63,653	1,798,211
	Magellan Aerospace Corp.	94,076	1,357,776
#	Maxar Technologies, Ltd.	311,689	4,659,531
#	Morneau Shepell, Inc.	329,911	6,836,547
#	NFI Group, Inc.	371,520	12,533,103
#	Richelieu Hardware, Ltd.	337,996	6,485,456
	Rocky Mountain Dealerships, Inc.	112,555	872,089
	Russel Metals, Inc.	424,396	7,846,708
	Savaria Corp.	143,200	1,847,040
	Stantec, Inc.	606,624	15,787,108
	Stuart Olson, Inc.	156,459	590,680
	TFI International, Inc.	570,089	18,971,931
	Toromont Industries, Ltd.	114,313	5,381,989
	Transcontinental, Inc., Class A	507,476	8,353,530
	Wajax Corp.	140,466	2,493,593
	Westshore Terminals Investment Corp.	319,049	5,816,534
TOTAL INDUSTRIALS			140,744,515

INFORMATION TECHNOLOGY — (4.2%)
#	Absolute Software Corp.	240,788	1,408,384
#*	BSM Technologies, Inc.	21,200	15,299
*	Celestica, Inc.	36,408	377,915
*	Celestica, Inc.	768,923	7,978,646

173

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
*	Descartes Systems Group, Inc. (The)	434,588	$13,297,280
	Enghouse Systems, Ltd.	124,957	6,915,847
	Evertz Technologies, Ltd.	181,953	2,240,464
#*	EXFO, Inc.	60,487	169,085
*	Kinaxis, Inc.	160,274	10,820,884
*	Mitel Networks Corp.	449,025	4,932,127
#*	Photon Control, Inc.	255,994	338,357
	Pivot Technology Solutions, Inc.	53,300	38,868
	Quarterhill, Inc.	791,676	986,250
#*	Sierra Wireless, Inc.	262,244	4,727,145
*	Solium Capital, Inc.	42,466	358,709
	Vecima Networks, Inc.	6,059	39,766
TOTAL INFORMATION TECHNOLOGY			54,645,026

MATERIALS — (22.7%)
*	5N Plus, Inc.	548,829	1,234,026
#	Acadian Timber Corp.	63,938	828,579
#	AirBoss of America Corp.	100,662	903,813
*	Alacer Gold Corp.	2,049,779	3,347,658
	Alamos Gold, Inc., Class A	2,679,504	10,706,209
#*	Alio Gold, Inc.	204,318	145,892
#	Altius Minerals Corp.	269,586	2,590,499
#*	Americas Silver Corp.	170,412	339,155
#*	Amerigo Resources, Ltd.	473,700	352,635
*	Argonaut Gold, Inc.	1,240,797	1,215,867
#*	Asanko Gold, Inc.	949,993	728,849
*	B2Gold Corp.	6,592,719	16,275,845
	Caledonia Mining Corp. P.L.C.	540	2,937
*	Canfor Corp.	440,670	6,329,955
	Canfor Pulp Products, Inc.	217,215	3,633,313
#*	Capstone Mining Corp.	3,069,355	1,142,454
	Cascades, Inc.	494,777	3,848,621
*	Centerra Gold, Inc.	1,552,135	6,060,219
#*	China Gold International Resources Corp., Ltd.	1,668,100	2,280,816
#*	Conifex Timber, Inc.	37,840	71,860
#*	Continental Gold, Inc.	982,848	1,702,225
#*	Copper Mountain Mining Corp.	972,155	701,544
*	Detour Gold Corp.	1,130,078	8,335,339
*	Dundee Precious Metals, Inc.	1,421,222	3,713,778
#*	eCobalt Solutions, Inc.	100,900	49,820
#*	Eldorado Gold Corp.	4,604,593	3,078,007
#*	Endeavour Mining Corp.	476,720	7,311,307
#*	Endeavour Silver Corp.	753,440	1,516,667
#*	First Majestic Silver Corp.	1,195,031	6,635,784
#*	First Mining Gold Corp.	815,900	185,932
*	Fortuna Silver Mines, Inc.	1,210,391	4,597,178
*	Golden Star Resources, Ltd.	481,845	1,698,326
#*	Great Panther Silver, Ltd.	834,051	544,862
#*	Guyana Goldfields, Inc.	1,150,118	1,546,362
#	Hudbay Minerals, Inc.	1,705,186	6,696,655
*	IAMGOLD Corp.	3,238,297	11,118,616
#*	Imperial Metals Corp.	346,592	347,527
*	Interfor Corp.	472,408	5,224,855
*	International Tower Hill Mines, Ltd.	13,001	5,925
#	Intertape Polymer Group, Inc.	360,977	4,768,423
#*	Ivanhoe Mines, Ltd., Class A	3,002,775	5,656,791

174

Summary Schedule of Portfolio Holdings
continued

		Shares	Value»
MATERIALS — (Continued)
	Kirkland Lake Gold, Ltd.	112,432	$2,206,023
#	Labrador Iron Ore Royalty Corp.	423,456	9,199,621
#*	Largo Resources, Ltd.	522,593	1,583,916
#*	Leagold Mining Corp.	282,642	313,462
#	Lucara Diamond Corp.	1,842,003	3,050,299
#*	Lundin Gold, Inc.	151,909	540,039
	Lundin Mining Corp.	117,800	484,103
*	Lydian International, Ltd.	83,014	11,981
*	Major Drilling Group International, Inc.	615,212	2,177,742
#*	Mandalay Resources Corp.	1,371,135	67,700
#*	Marathon Gold Corp.	172,000	97,991
#*	Midas Gold Corp.	49,164	25,022
	Mountain Province Diamonds, Inc.	140,800	237,439
	Nevsun Resources, Ltd.	2,058,709	9,148,428
#*	New Gold, Inc.	3,824,551	3,050,460
*	Nighthawk Gold Corp.	17,500	5,118
#	Norbord, Inc.	240,661	6,136,953
#*	Northern Dynasty Minerals, Ltd.	106,100	49,969
#	OceanaGold Corp.	3,947,774	11,365,463
*	Orbite Technologies, Inc.	73,500	294
#	Osisko Gold Royalties, Ltd.	805,794	6,169,926
#*	Osisko Mining, Inc.	396,577	804,330
	Pan American Silver Corp.	1,053,915	15,523,120
#*	PolyMet Mining Corp.	642,081	570,652
#*	Premier Gold Mines, Ltd.	1,131,049	1,477,765
#*	Pretium Resources, Inc.	293,903	2,342,407
#*	Pretium Resources, Inc.	746,317	5,986,636
#*	Rb Energy, Inc.	396,013	396
#*	Roxgold, Inc.	1,217,860	758,590
#*	Sabina Gold & Silver Corp.	1,739,121	1,889,128
*	Sandstorm Gold, Ltd.	1,323,001	4,894,234
#*	Seabridge Gold, Inc.	109,635	1,385,792
*	SEMAFO, Inc.	2,125,321	4,649,569
*	Sherritt International Corp.	658,861	280,271
#*	Sprott Resource Holdings, Inc.	29,895	32,473
*	SSR Mining, Inc.	826,105	8,095,070
#	Stella-Jones, Inc.	323,806	10,370,057
#*	Stornoway Diamond Corp.	1,818,797	373,030
	Supremex, Inc.	11,691	26,553
#*	Tahoe Resources, Inc.	1,876,416	4,432,872
#*	Tanzanian Royalty Exploration Corp.	207,891	78,169
*	Taseko Mines, Ltd.	1,417,826	969,306
*	Teranga Gold Corp.	636,014	1,744,092
#*	TMAC Resources, Inc.	88,413	333,114
*	Torex Gold Resources, Inc.	522,329	4,757,283
#*	Trevali Mining Corp.	4,113,289	1,531,020
*	Wesdome Gold Mines, Ltd.	798,483	2,298,796
#	Western Forest Products, Inc.	2,691,803	3,598,749
	Winpak, Ltd.	176,735	6,131,253
	Yamana Gold, Inc.	6,738,268	15,304,357
TOTAL MATERIALS			294,036,158

REAL ESTATE — (3.9%)
	Altus Group, Ltd.	263,514	5,766,902
#	Brookfield Real Estate Services, Inc.	43,369	535,338
	Colliers International Group, Inc.	222,402	15,103,300

175

Summary Schedule of Portfolio Holdings
continued

	Shares	Value»
REAL ESTATE — (Continued)
* DREAM Unlimited Corp., Class A	395,785	$2,179,681
FirstService Corp.	1,234	90,576
FirstService Corp.	193,886	14,224,247
Genesis Land Development Corp.	76,842	193,790
Information Services Corp.	11,174	126,046
Invesque, Inc.	173,866	1,281,392
#* Mainstreet Equity Corp.	29,849	1,082,450
Melcor Developments, Ltd.	52,840	561,936
Morguard Corp.	20,668	2,795,506
# Tricon Capital Group, Inc.	871,605	6,925,435
TOTAL REAL ESTATE		50,866,599

UTILITIES — (5.5%)
Atco, Ltd., Class I	34,700	1,011,649
Boralex, Inc., Class A	371,884	4,802,330
Capital Power Corp.	692,120	14,363,416
Innergex Renewable Energy, Inc.	675,689	6,266,977
# Just Energy Group, Inc.	720,976	2,338,537
* Maxim Power Corp.	92,234	152,737
Northland Power, Inc.	694,905	10,689,222
Polaris Infrastructure, Inc.	88,400	717,837
Superior Plus Corp.	1,140,753	10,251,136
TransAlta Corp.	1,877,409	9,911,499
# TransAlta Renewables, Inc.	848,516	6,993,352
# Valener, Inc.	292,658	4,370,585
TOTAL UTILITIES		71,869,277
TOTAL COMMON STOCKS		1,144,091,620

RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
#* Tervita Corp. Warrants 07/19/20	10,964	2,498
TOTAL INVESTMENT SECURITIES		1,144,094,118

		Value†
SECURITIES LENDING COLLATERAL — (11.9%)
@§ DFA Short Term Investment Fund	13,314,106	154,044,207
TOTAL INVESTMENTS — (100.0%)
(Cost $1,577,242,207)		$1,298,138,325

P.L.C.	Public Limited Company
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

176

Summary Schedule of Portfolio Holdings
continued

Summary of the Series’ investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$27,342,991	—	—	$27,342,991
Consumer Discretionary	67,997,479	$6,880	—	68,004,359
Consumer Staples	61,368,537	—	—	61,368,537
Energy	251,877,403	9	—	251,877,412
Financials	107,274,021	—	—	107,274,021
Healthcare	16,062,725	—	—	16,062,725
Industrials	140,744,515	—	—	140,744,515
Information Technology	54,645,026	—	—	54,645,026
Materials	294,035,468	690	—	294,036,158
Real Estate	50,866,599	—	—	50,866,599
Utilities	71,869,277	—	—	71,869,277
Rights/Warrants
Energy	—	2,498	—	2,498
Securities Lending Collateral	—	154,044,207	—	154,044,207
TOTAL	$1,144,084,041	$154,054,284	—	$1,298,138,325

177

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Alexander B. Potts, the registrant’s President and Chief Executive Officer, and Michael Clinton, the registrant’s Treasurer and Chief Financial and Accounting Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Messrs. Potts and Clinton determined that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-PORT is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Code of Ethics referred to in Item 2 is filed herewith.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	September 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	September 4, 2019

By:	/s/Michael Clinton
Michael Clinton
Treasurer and Chief Financial and Accounting Officer

Date:	September 4, 2019